Portfolio of Investments December 31, 2025
Bond Index

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.3%
CORPORATE BONDS - 25.5%
AUTOMOBILES & COMPONENTS - 0.5%
$ 1,000,000 American Honda Finance Corp 4 .900% 07/09/27 $ 1,013,511
1,000,000 American Honda Finance Corp 5 .650 11/15/28 1,043,112
1,000,000 American Honda Finance Corp 2 .250 01/12/29 946,947
1,000,000 American Honda Finance Corp 4 .900 03/13/29 1,021,797
1,000,000 American Honda Finance Corp 4 .400 09/05/29 1,010,097
1,000,000 American Honda Finance Corp 4 .800 03/05/30 1,021,731
1,000,000 American Honda Finance Corp 4 .600 04/17/30 1,011,149
1,000,000 American Honda Finance Corp 4 .500 09/04/30 1,003,702
1,500,000 American Honda Finance Corp 5 .850 10/04/30 1,592,434
1,000,000 American Honda Finance Corp 1 .800 01/13/31 882,507
1,000,000 American Honda Finance Corp 5 .050 07/10/31 1,026,944
1,000,000 American Honda Finance Corp 5 .150 07/09/32 1,027,562
100,000 Aptiv plc 4 .350 03/15/29 100,457
600,000 Aptiv plc 3 .250 03/01/32 560,659
1,000,000 Aptiv plc 5 .150 09/13/34 1,009,103
100,000 Aptiv plc 4 .400 10/01/46 81,072
575,000 Aptiv plc 5 .400 03/15/49 529,023
500,000 Aptiv plc 3 .100 12/01/51 321,152
500,000 Aptiv plc 4 .150 05/01/52 384,500
1,000,000 Aptiv plc 5 .750 09/13/54 964,312
1,000,000 BorgWarner, Inc 5 .400 08/15/34 1,031,190
200,000 BorgWarner, Inc 4 .375 03/15/45 167,300
2,000,000 Ford Motor Co 7 .450 07/16/31 2,211,007
4,000,000 Ford Motor Co 3 .250 02/12/32 3,524,672
700,000 Ford Motor Co 4 .750 01/15/43 554,350
500,000 Ford Motor Co 5 .291 12/08/46 415,873
1,250,000 Ford Motor Credit Co LLC 5 .850 05/17/27 1,268,990
2,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 2,007,261
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,087,355
2,000,000 Ford Motor Credit Co LLC 6 .800 05/12/28 2,086,951
1,500,000 Ford Motor Credit Co LLC 6 .798 11/07/28 1,573,680
1,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 1,001,543
1,000,000 Ford Motor Credit Co LLC 5 .303 09/06/29 1,006,885
1,000,000 Ford Motor Credit Co LLC 5 .875 11/07/29 1,026,516
1,000,000 Ford Motor Credit Co LLC 7 .350 03/06/30 1,073,226
2,000,000 Ford Motor Credit Co LLC 5 .730 09/05/30 2,030,794
1,000,000 Ford Motor Credit Co LLC 6 .050 03/05/31 1,028,259
2,500,000 Ford Motor Credit Co LLC 3 .625 06/17/31 2,290,883
750,000 Ford Motor Credit Co LLC 6 .054 11/05/31 768,241
1,000,000 Ford Motor Credit Co LLC 6 .532 03/19/32 1,045,757
1,500,000 Ford Motor Credit Co LLC 7 .122 11/07/33 1,611,095
1,750,000 Ford Motor Credit Co LLC 6 .125 03/08/34 1,778,458
1,000,000 Ford Motor Credit Co LLC 6 .500 02/07/35 1,035,959
2,000,000 (a) Ford Motor Credit Co LLC 5 .869 10/31/35 1,975,162
500,000 General Motors Co 6 .800 10/01/27 520,349
700,000 General Motors Co 5 .000 10/01/28 712,701
375,000 General Motors Co 5 .400 10/15/29 388,394
500,000 General Motors Co 5 .625 04/15/30 520,962
450,000 General Motors Co 5 .600 10/15/32 470,655
500,000 General Motors Co 6 .250 04/15/35 530,198
900,000 General Motors Co 6 .600 04/01/36 979,482
700,000 General Motors Co 5 .150 04/01/38 673,591
150,000 General Motors Co 6 .250 10/02/43 152,104
175,000 General Motors Co 5 .200 04/01/45 157,179
350,000 General Motors Co 6 .750 04/01/46 374,919
500,000 General Motors Co 5 .400 04/01/48 454,063
900,000 General Motors Co 5 .950 04/01/49 873,457
1,500,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,443,822

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS - 0.5% (continued)
$ 1,850,000 General Motors Financial Co, Inc 2 .400% 10/15/28 $ 1,764,036
1,500,000 General Motors Financial Co, Inc 4 .200 10/27/28 1,502,134
1,000,000 General Motors Financial Co, Inc 5 .800 01/07/29 1,042,607
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,485,813
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 997,971
1,500,000 General Motors Financial Co, Inc 5 .550 07/15/29 1,554,990
1,000,000 General Motors Financial Co, Inc 4 .900 10/06/29 1,015,844
1,000,000 General Motors Financial Co, Inc 5 .850 04/06/30 1,050,505
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,444,892
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,796,978
1,450,000 General Motors Financial Co, Inc 5 .750 02/08/31 1,525,118
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 430,117
1,250,000 General Motors Financial Co, Inc 5 .600 06/18/31 1,302,684
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 911,489
1,000,000 General Motors Financial Co, Inc 5 .625 04/04/32 1,041,221
2,500,000 General Motors Financial Co, Inc 6 .400 01/09/33 2,699,068
1,000,000 General Motors Financial Co, Inc 6 .100 01/07/34 1,060,034
2,500,000 General Motors Financial Co, Inc 5 .950 04/04/34 2,616,441
2,000,000 General Motors Financial Co, Inc 5 .450 09/06/34 2,028,781
475,000 General Motors Financial Co, Inc 5 .900 01/07/35 494,521
1,000,000 General Motors Financial Co, Inc 6 .150 07/15/35 1,053,790
200,000 Harley-Davidson, Inc 4 .625 07/28/45 161,107
1,500,000 Honda Motor Co Ltd 4 .688 07/08/30 1,518,722
1,500,000 Honda Motor Co Ltd 5 .337 07/08/35 1,532,670
326,000 Lear Corp 3 .800 09/15/27 324,145
400,000 Lear Corp 4 .250 05/15/29 398,487
600,000 Lear Corp 2 .600 01/15/32 533,111
550,000 (a) Lear Corp 5 .250 05/15/49 496,381
1,000,000 Lear Corp 3 .550 01/15/52 678,004
1,000,000 Magna International, Inc 5 .500 03/21/33 1,047,272
500,000 Magna International, Inc 5 .875 06/01/35 530,071
925,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 1,095,637
200,000 Toyota Motor Corp 4 .450 06/30/30 202,445
1,000,000 Toyota Motor Corp 2 .362 03/25/31 917,065
1,000,000 Toyota Motor Corp 5 .123 07/13/33 1,039,073
1,000,000 Toyota Motor Corp 5 .053 06/30/35 1,028,959
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 981,282
1,000,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,009,678
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,029,888
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 295,744
1,000,000 Toyota Motor Credit Corp 4 .625 01/12/28 1,015,563
1,000,000 Toyota Motor Credit Corp 5 .250 09/11/28 1,035,100
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 396,175
1,000,000 Toyota Motor Credit Corp 5 .050 05/16/29 1,031,505
550,000 Toyota Motor Credit Corp 4 .550 08/09/29 558,931
1,000,000 Toyota Motor Credit Corp 4 .950 01/09/30 1,029,665
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 602,900
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 218,842
950,000 Toyota Motor Credit Corp 4 .800 05/15/30 974,762
1,000,000 Toyota Motor Credit Corp 4 .550 05/17/30 1,017,054
1,000,000 Toyota Motor Credit Corp 5 .550 11/20/30 1,059,170
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 883,715
1,000,000 Toyota Motor Credit Corp 5 .100 03/21/31 1,038,680
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 877,351
1,000,000 Toyota Motor Credit Corp 4 .600 10/10/31 1,015,012
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 895,636
2,000,000 Toyota Motor Credit Corp 4 .650 09/03/32 2,018,616
1,000,000 Toyota Motor Credit Corp 4 .700 01/12/33 1,012,660
TOTAL AUTOMOBILES & COMPONENTS 120,725,166
BANKS - 4.3%
5,435,000 Asian Development Bank 4 .375 01/14/28 5,521,364
5,000,000 Asian Development Bank 3 .625 08/28/29 4,995,975

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 4,000,000 Asian Development Bank 4 .125% 05/30/30 $ 4,061,042
4,800,000 (a) Asian Development Bank 3 .750 08/28/30 4,798,942
2,345,000 Asian Development Bank 4 .375 03/22/35 2,377,095
1,000,000 Associated Banc-Corp 6 .455 08/29/30 1,038,131
1,000,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 1,003,403
1,000,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 1,013,058
1,000,000 Australia & New Zealand Banking Group Ltd 4 .615 12/16/29 1,021,257
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 1,035,580
600,000 (a) Banco Bilbao Vizcaya Argentaria S.A. 5 .381 03/13/29 621,921
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 7 .883 11/15/34 1,162,956
600,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .033 03/13/35 637,739
600,000 Banco Santander S.A. 4 .250 04/11/27 601,322
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,629,349
675,000 Banco Santander S.A. 3 .800 02/23/28 669,718
3,000,000 Banco Santander S.A. 5 .552 03/14/28 3,050,171
1,000,000 Banco Santander S.A. 4 .175 03/24/28 1,000,350
1,800,000 Banco Santander S.A. 4 .379 04/12/28 1,808,367
1,000,000 Banco Santander S.A. 5 .365 07/15/28 1,019,270
600,000 Banco Santander S.A. 3 .306 06/27/29 582,382
600,000 Banco Santander S.A. 5 .565 01/17/30 624,899
400,000 Banco Santander S.A. 3 .490 05/28/30 385,118
1,000,000 Banco Santander S.A. 4 .551 11/06/30 1,001,060
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,818,124
1,000,000 Banco Santander S.A. 2 .958 03/25/31 926,969
1,000,000 Banco Santander S.A. 5 .439 07/15/31 1,049,847
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,830,259
800,000 Banco Santander S.A. 6 .921 08/08/33 886,236
800,000 Banco Santander S.A. 6 .938 11/07/33 915,474
1,600,000 Banco Santander S.A. 6 .350 03/14/34 1,723,866
400,000 Banco Santander S.A. 6 .033 01/17/35 428,347
600,000 Banco Santander S.A. 5 .127 11/06/35 599,791
1,000,000 Bank of ,NV Scotia 5 .130 02/14/31 1,030,275
2,000,000 Bank of America Corp 2 .551 02/04/28 1,967,285
3,000,000 Bank of America Corp 4 .376 04/27/28 3,011,968
2,690,000 Bank of America Corp 3 .419 12/20/28 2,656,165
2,250,000 Bank of America Corp 3 .970 03/05/29 2,246,342
2,000,000 Bank of America Corp 5 .202 04/25/29 2,051,216
2,000,000 Bank of America Corp 4 .623 05/09/29 2,026,531
3,000,000 Bank of America Corp 2 .087 06/14/29 2,861,708
1,400,000 Bank of America Corp 4 .271 07/23/29 1,406,417
3,000,000 Bank of America Corp 5 .819 09/15/29 3,129,251
3,075,000 Bank of America Corp 3 .974 02/07/30 3,057,686
1,675,000 Bank of America Corp 3 .194 07/23/30 1,617,847
1,050,000 Bank of America Corp 2 .884 10/22/30 999,181
2,000,000 Bank of America Corp 5 .162 01/24/31 2,064,709
4,000,000 Bank of America Corp 2 .496 02/13/31 3,725,741
1,750,000 Bank of America Corp 2 .592 04/29/31 1,630,616
3,000,000 Bank of America Corp 1 .898 07/23/31 2,694,748
3,000,000 Bank of America Corp 1 .922 10/24/31 2,682,750
3,000,000 Bank of America Corp 2 .651 03/11/32 2,755,770
4,000,000 Bank of America Corp 2 .687 04/22/32 3,670,617
5,000,000 Bank of America Corp 2 .299 07/21/32 4,470,790
3,000,000 Bank of America Corp 2 .572 10/20/32 2,705,709
2,000,000 Bank of America Corp 2 .972 02/04/33 1,829,009
2,000,000 Bank of America Corp 4 .571 04/27/33 1,995,099
4,000,000 Bank of America Corp 5 .015 07/22/33 4,078,608
5,000,000 Bank of America Corp 5 .288 04/25/34 5,147,732
2,000,000 Bank of America Corp 5 .872 09/15/34 2,134,308
7,000,000 Bank of America Corp 5 .468 01/23/35 7,292,036
9,000,000 Bank of America Corp 5 .425 08/15/35 9,204,533
4,000,000 Bank of America Corp 5 .518 10/25/35 4,096,887
1,650,000 Bank of America Corp 5 .511 01/24/36 1,720,286

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Bank of America Corp 5 .744% 02/12/36 $ 1,041,998
2,000,000 Bank of America Corp 5 .464 05/09/36 2,082,044
4,000,000 Bank of America Corp 2 .482 09/21/36 3,510,258
1,500,000 Bank of America Corp 6 .110 01/29/37 1,616,822
3,000,000 Bank of America Corp 3 .846 03/08/37 2,825,205
4,500,000 Bank of America Corp 4 .078 04/23/40 4,017,905
3,000,000 Bank of America Corp 2 .676 06/19/41 2,211,986
1,500,000 Bank of America Corp 5 .000 01/21/44 1,446,327
2,800,000 Bank of America Corp 4 .443 01/20/48 2,431,906
1,000,000 Bank of America Corp 3 .946 01/23/49 800,195
1,000,000 Bank of America Corp 2 .831 10/24/51 636,497
950,000 Bank of America Corp 3 .483 03/13/52 685,879
1,000,000 (a) Bank of America Corp 2 .972 07/21/52 655,235
1,000,000 Bank of Montreal 5 .203 02/01/28 1,025,326
1,000,000 Bank of Montreal 5 .717 09/25/28 1,042,602
1,000,000 Bank of Montreal 5 .004 01/27/29 1,018,947
1,000,000 Bank of Montreal 4 .640 09/10/30 1,012,659
1,500,000 Bank of Montreal 5 .511 06/04/31 1,578,234
1,000,000 Bank of Montreal 4 .350 09/22/31 998,727
1,250,000 Bank of Montreal 3 .088 01/10/37 1,124,948
750,000 Bank of New York Mellon 4 .729 04/20/29 762,352
1,000,000 Bank of Nova Scotia 5 .250 06/12/28 1,029,858
2,000,000 Bank of Nova Scotia 4 .850 02/01/30 2,046,790
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 893,137
2,000,000 Bank of Nova Scotia 4 .740 11/10/32 2,022,018
750,000 Bank of Nova Scotia 5 .650 02/01/34 796,282
750,000 Bank of Nova Scotia 4 .588 05/04/37 730,725
700,000 Barclays plc 4 .337 01/10/28 701,666
1,500,000 Barclays plc 4 .972 05/16/29 1,524,874
1,500,000 Barclays plc 6 .490 09/13/29 1,585,208
2,000,000 Barclays plc 4 .476 11/11/29 2,011,036
3,000,000 Barclays plc 5 .690 03/12/30 3,121,840
1,000,000 Barclays plc 5 .088 06/20/30 1,017,015
1,850,000 Barclays plc 4 .942 09/10/30 1,886,658
1,175,000 Barclays plc 5 .367 02/25/31 1,214,443
2,000,000 Barclays plc 2 .645 06/24/31 1,851,693
1,500,000 Barclays plc 2 .667 03/10/32 1,366,206
2,000,000 Barclays plc 2 .894 11/24/32 1,822,394
1,300,000 Barclays plc 5 .746 08/09/33 1,364,767
2,500,000 Barclays plc 7 .437 11/02/33 2,858,638
1,500,000 Barclays plc 6 .224 05/09/34 1,612,956
1,000,000 Barclays plc 7 .119 06/27/34 1,119,718
950,000 Barclays plc 6 .692 09/13/34 1,051,646
1,000,000 Barclays plc 5 .335 09/10/35 1,016,190
1,750,000 Barclays plc 3 .564 09/23/35 1,651,311
1,500,000 Barclays plc 5 .785 02/25/36 1,570,180
1,000,000 Barclays plc 3 .811 03/10/42 802,621
775,000 Barclays plc 5 .250 08/17/45 744,415
1,500,000 Barclays plc 5 .860 08/11/46 1,536,577
350,000 BOKF NA 6 .108 11/06/40 356,743
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 688,736
1,000,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 994,917
1,500,000 Canadian Imperial Bank of Commerce 5 .001 04/28/28 1,533,746
1,000,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 1,003,822
1,500,000 Canadian Imperial Bank of Commerce 5 .986 10/03/28 1,575,332
1,000,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 1,016,531
1,000,000 (a) Canadian Imperial Bank of Commerce 5 .260 04/08/29 1,035,553
1,000,000 Canadian Imperial Bank of Commerce 5 .245 01/13/31 1,031,224
1,000,000 Canadian Imperial Bank of Commerce 4 .580 09/08/31 1,007,622
1,500,000 Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,429,081
350,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 380,299
2,000,000 CitiBank NA 4 .914 05/29/30 2,057,418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 650,000 CitiBank NA 5 .570% 04/30/34 $ 687,509
1,500,000 Citigroup, Inc 4 .450 09/29/27 1,509,649
3,000,000 Citigroup, Inc 3 .070 02/24/28 2,965,652
3,000,000 Citigroup, Inc 4 .658 05/24/28 3,025,221
1,000,000 Citigroup, Inc 3 .668 07/24/28 993,640
2,025,000 Citigroup, Inc 4 .125 07/25/28 2,024,174
1,000,000 Citigroup, Inc 4 .786 03/04/29 1,014,328
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,997,250
2,000,000 Citigroup, Inc 5 .174 02/13/30 2,052,302
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,734,136
2,550,000 Citigroup, Inc 4 .542 09/19/30 2,570,278
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,680,208
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,199,632
2,000,000 Citigroup, Inc 4 .952 05/07/31 2,042,769
6,000,000 Citigroup, Inc 2 .572 06/03/31 5,559,191
2,400,000 Citigroup, Inc 4 .503 09/11/31 2,407,427
5,000,000 Citigroup, Inc 2 .561 05/01/32 4,537,634
175,000 Citigroup, Inc 6 .625 06/15/32 193,922
875,000 Citigroup, Inc 2 .520 11/03/32 783,910
1,000,000 Citigroup, Inc 3 .785 03/17/33 953,479
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,796,272
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,266,316
425,000 Citigroup, Inc 6 .174 05/25/34 451,344
2,000,000 Citigroup, Inc 5 .592 11/19/34 2,051,251
2,000,000 Citigroup, Inc 5 .827 02/13/35 2,078,419
5,000,000 Citigroup, Inc 5 .449 06/11/35 5,177,949
6,125,000 Citigroup, Inc 6 .020 01/24/36 6,415,268
3,000,000 Citigroup, Inc 5 .333 03/27/36 3,068,849
1,725,000 Citigroup, Inc 5 .174 09/11/36 1,741,124
750,000 Citigroup, Inc 3 .878 01/24/39 663,499
325,000 Citigroup, Inc 8 .125 07/15/39 416,676
2,000,000 Citigroup, Inc 5 .411 09/19/39 2,012,625
350,000 Citigroup, Inc 5 .875 01/30/42 368,041
500,000 Citigroup, Inc 2 .904 11/03/42 369,593
400,000 Citigroup, Inc 6 .675 09/13/43 444,683
125,000 Citigroup, Inc 5 .300 05/06/44 121,336
675,000 Citigroup, Inc 4 .650 07/30/45 607,643
1,075,000 Citigroup, Inc 4 .750 05/18/46 943,366
2,075,000 Citigroup, Inc 4 .650 07/23/48 1,830,301
2,000,000 Citigroup, Inc 5 .612 03/04/56 1,991,486
500,000 Citizens Bank NA 4 .575 08/09/28 503,731
550,000 Citizens Financial Group, Inc 5 .841 01/23/30 573,652
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 186,009
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 429,511
1,000,000 Citizens Financial Group, Inc 5 .253 03/05/31 1,027,547
1,000,000 Citizens Financial Group, Inc 5 .718 07/23/32 1,048,409
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 734,163
500,000 Citizens Financial Group, Inc 6 .645 04/25/35 549,786
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 507,521
1,000,000 Comerica Bank 5 .332 08/25/33 1,006,385
550,000 Comerica, Inc 4 .000 02/01/29 544,354
1,000,000 Comerica, Inc 5 .982 01/30/30 1,043,218
1,000,000 Commonwealth Bank of Australia 4 .150 10/01/30 1,001,837
1,000,000 Cooperatieve Rabobank UA 4 .883 01/21/28 1,022,404
1,000,000 Cooperatieve Rabobank UA 4 .800 01/09/29 1,022,913
1,500,000 Cooperatieve Rabobank UA 4 .494 10/17/29 1,526,401
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 552,203
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,410,765
600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 565,130
2,000,000 Deutsche Bank AG. 5 .706 02/08/28 2,031,388
1,000,000 Deutsche Bank AG. 5 .373 01/10/29 1,020,471
800,000 Deutsche Bank AG. 6 .720 01/18/29 837,552

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 350,000 Deutsche Bank AG. 6 .819% 11/20/29 $ 373,202
650,000 Deutsche Bank AG. 4 .999 09/11/30 659,980
3,000,000 Deutsche Bank AG. 5 .297 05/09/31 3,073,699
1,000,000 Deutsche Bank AG. 4 .950 08/04/31 1,010,110
825,000 Deutsche Bank AG. 3 .547 09/18/31 787,324
1,000,000 Deutsche Bank AG. 4 .469 12/10/31 996,595
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 945,142
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 928,854
2,500,000 Deutsche Bank AG. 7 .079 02/10/34 2,746,671
1,500,000 (a) Deutsche Bank AG. 5 .403 09/11/35 1,530,036
300,000 Fifth Third Bancorp 2 .550 05/05/27 294,330
500,000 Fifth Third Bancorp 3 .950 03/14/28 499,081
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 999,060
1,000,000 Fifth Third Bancorp 6 .361 10/27/28 1,040,332
200,000 Fifth Third Bancorp 6 .339 07/27/29 210,624
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 1,011,981
1,000,000 Fifth Third Bancorp 4 .895 09/06/30 1,016,128
2,300,000 Fifth Third Bancorp 5 .631 01/29/32 2,414,050
140,000 Fifth Third Bancorp 8 .250 03/01/38 171,904
1,000,000 First Citizens BancShares, Inc 5 .231 03/12/31 1,015,207
750,000 First Citizens BancShares, Inc 5 .600 09/05/35 748,696
500,000 First Citizens BancShares, Inc 6 .254 03/12/40 509,934
500,000 First Horizon Bank 5 .750 05/01/30 516,540
500,000 First Horizon Corp 5 .514 03/07/31 516,499
1,000,000 FNB Corp 5 .722 12/11/30 1,020,535
33,000 HSBC Bank USA NA 7 .000 01/15/39 38,492
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,919,512
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,513,130
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,525,312
3,000,000 HSBC Holdings plc 2 .013 09/22/28 2,895,372
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,665,029
2,000,000 HSBC Holdings plc 4 .899 03/03/29 2,029,192
975,000 HSBC Holdings plc 6 .161 03/09/29 1,015,066
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,523,093
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,521,718
2,000,000 HSBC Holdings plc 5 .546 03/04/30 2,073,468
2,000,000 HSBC Holdings plc 3 .973 05/22/30 1,975,691
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,804,189
750,000 HSBC Holdings plc 2 .357 08/18/31 682,157
2,000,000 HSBC Holdings plc 5 .733 05/17/32 2,107,834
2,350,000 HSBC Holdings plc 2 .804 05/24/32 2,149,965
3,500,000 HSBC Holdings plc 2 .871 11/22/32 3,179,221
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,491,296
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,890,633
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,343,911
2,000,000 HSBC Holdings plc 6 .254 03/09/34 2,175,061
2,000,000 HSBC Holdings plc 6 .547 06/20/34 2,162,070
3,000,000 HSBC Holdings plc 7 .399 11/13/34 3,423,435
1,500,000 HSBC Holdings plc 5 .719 03/04/35 1,581,507
2,000,000 HSBC Holdings plc 5 .874 11/18/35 2,088,232
1,500,000 HSBC Holdings plc 5 .450 03/03/36 1,547,555
300,000 HSBC Holdings plc 6 .500 05/02/36 324,266
2,950,000 HSBC Holdings plc 5 .790 05/13/36 3,116,003
2,450,000 HSBC Holdings plc 5 .741 09/10/36 2,522,004
1,500,000 HSBC Holdings plc 5 .133 11/06/36 1,504,103
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,918,850
200,000 HSBC Holdings plc 6 .800 06/01/38 222,268
550,000 HSBC Holdings plc 6 .100 01/14/42 590,863
1,000,000 HSBC Holdings plc 6 .332 03/09/44 1,095,301
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 1,005,455
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 933,282
1,000,000 Huntington Bancshares, Inc 5 .272 01/15/31 1,028,952

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 500,000 Huntington Bancshares, Inc 5 .023% 05/17/33 $ 505,845
1,000,000 Huntington Bancshares, Inc 5 .709 02/02/35 1,044,593
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 433,499
225,000 Huntington Bancshares, Inc 6 .141 11/18/39 234,464
1,000,000 Huntington National Bank 4 .871 04/12/28 1,008,252
1,000,000 Huntington National Bank 4 .552 05/17/28 1,005,875
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,727,711
1,250,000 ING Groep NV 3 .950 03/29/27 1,249,309
600,000 ING Groep NV 4 .017 03/28/28 600,071
1,500,000 ING Groep NV 4 .550 10/02/28 1,518,517
2,000,000 ING Groep NV 5 .335 03/19/30 2,063,032
1,000,000 ING Groep NV 5 .066 03/25/31 1,024,580
475,000 ING Groep NV 2 .727 04/01/32 437,210
300,000 ING Groep NV 4 .252 03/28/33 294,653
200,000 ING Groep NV 6 .114 09/11/34 216,087
2,000,000 ING Groep NV 5 .550 03/19/35 2,080,230
1,000,000 ING Groep NV 5 .525 03/25/36 1,038,502
2,000,000 Inter-American Development Bank 4 .500 02/15/30 2,058,146
2,000,000 Inter-American Development Bank 3 .750 06/14/30 1,999,318
3,000,000 Inter-American Development Bank 3 .625 09/17/31 2,960,314
5,000,000 Inter-American Development Bank 4 .375 07/16/35 5,055,776
250,000 JPMorgan Chase & Co 4 .250 10/01/27 251,817
325,000 JPMorgan Chase & Co 3 .625 12/01/27 323,342
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,371,933
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 987,804
425,000 JPMorgan Chase & Co 3 .540 05/01/28 422,604
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,851,316
2,000,000 JPMorgan Chase & Co 4 .979 07/22/28 2,029,793
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 2,056,647
3,000,000 JPMorgan Chase & Co 5 .299 07/24/29 3,091,651
2,500,000 JPMorgan Chase & Co 6 .087 10/23/29 2,633,249
5,000,000 JPMorgan Chase & Co 5 .012 01/23/30 5,123,500
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,432,248
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,517,452
4,000,000 JPMorgan Chase & Co 4 .995 07/22/30 4,106,545
2,675,000 JPMorgan Chase & Co 4 .603 10/22/30 2,712,558
2,925,000 JPMorgan Chase & Co 5 .140 01/24/31 3,023,261
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,863,054
1,175,000 JPMorgan Chase & Co 5 .103 04/22/31 1,213,160
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,344,294
4,000,000 JPMorgan Chase & Co 4 .255 10/22/31 3,987,866
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 4,441,925
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 2,006,321
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,742,156
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,707,191
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 5,506,082
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 2,010,540
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 2,037,418
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 4,228,776
6,825,000 JPMorgan Chase & Co 5 .350 06/01/34 7,091,240
2,500,000 JPMorgan Chase & Co 6 .254 10/23/34 2,744,841
6,000,000 JPMorgan Chase & Co 5 .336 01/23/35 6,218,513
3,025,000 JPMorgan Chase & Co 5 .766 04/22/35 3,223,416
5,675,000 JPMorgan Chase & Co 5 .294 07/22/35 5,854,795
1,300,000 JPMorgan Chase & Co 4 .946 10/22/35 1,312,816
1,450,000 JPMorgan Chase & Co 5 .502 01/24/36 1,515,422
1,275,000 JPMorgan Chase & Co 5 .572 04/22/36 1,337,678
2,925,000 JPMorgan Chase & Co 5 .576 07/23/36 3,025,763
4,000,000 JPMorgan Chase & Co 4 .810 10/22/36 3,971,856
958,000 JPMorgan Chase & Co 5 .500 10/15/40 998,385
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,570,271
1,500,000 JPMorgan Chase & Co 2 .525 11/19/41 1,079,043

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 2,500,000 JPMorgan Chase & Co 3 .157% 04/22/42 $ 1,941,884
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 1,027,116
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,695,695
2,000,000 JPMorgan Chase & Co 5 .534 11/29/45 2,030,472
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,740,077
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 816,979
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,393,393
500,000 KeyBank NA 5 .850 11/15/27 515,090
250,000 KeyBank NA 3 .900 04/13/29 245,329
1,500,000 KeyBank NA 4 .900 08/08/32 1,496,872
625,000 KeyBank NA 5 .000 01/26/33 631,260
500,000 KeyCorp 4 .100 04/30/28 500,261
1,000,000 KeyCorp 2 .550 10/01/29 944,025
1,000,000 (a) KeyCorp 5 .121 04/04/31 1,027,014
300,000 KeyCorp 4 .789 06/01/33 299,843
1,500,000 KeyCorp 6 .401 03/06/35 1,629,293
4,015,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 4,041,478
3,455,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 3,452,955
4,825,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,861,242
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 2,996,584
1,950,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 1,974,060
3,495,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 3,618,526
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 3,016,391
1,000,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 1,029,720
500,000 Lloyds Banking Group plc 3 .750 01/11/27 499,207
500,000 Lloyds Banking Group plc 4 .375 03/22/28 503,054
700,000 Lloyds Banking Group plc 4 .550 08/16/28 708,713
2,000,000 Lloyds Banking Group plc 5 .087 11/26/28 2,038,029
500,000 Lloyds Banking Group plc 5 .871 03/06/29 518,384
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,016,288
1,500,000 Lloyds Banking Group plc 5 .721 06/05/30 1,572,071
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,270,842
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,744,974
4,500,000 Lloyds Banking Group plc 5 .679 01/05/35 4,737,578
1,500,000 Lloyds Banking Group plc 5 .590 11/26/35 1,567,614
250,000 Lloyds Banking Group plc 6 .068 06/13/36 262,876
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,275,247
1,000,000 M&T Bank Corp 7 .413 10/30/29 1,084,914
500,000 M&T Bank Corp 5 .179 07/08/31 513,312
1,000,000 M&T Bank Corp 6 .082 03/13/32 1,062,272
1,500,000 M&T Bank Corp 5 .053 01/27/34 1,509,554
500,000 M&T Bank Corp 5 .400 07/30/35 504,932
1,500,000 M&T Bank Corp 5 .385 01/16/36 1,524,228
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 648,706
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 694,143
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 982,513
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 1,000,370
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,014,709
300,000 Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 301,045
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,022,491
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,238,809
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .242 04/19/29 1,026,426
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,401,909
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .258 04/17/30 1,030,414
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 1,134,766
2,500,000 Mitsubishi UFJ Financial Group, Inc 5 .475 02/22/31 2,606,764
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,516,053
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 447,862
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 906,956
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 983,684
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 1,026,937
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 1,047,298

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .441% 02/22/34 $ 1,046,438
1,000,000 (a) Mitsubishi UFJ Financial Group, Inc 5 .406 04/19/34 1,045,106
1,050,000 Mitsubishi UFJ Financial Group, Inc 5 .426 04/17/35 1,091,199
500,000 Mitsubishi UFJ Financial Group, Inc 5 .574 01/16/36 523,038
500,000 Mitsubishi UFJ Financial Group, Inc 5 .615 04/24/36 523,342
1,350,000 Mitsubishi UFJ Financial Group, Inc 5 .188 09/12/36 1,371,612
300,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 283,633
500,000 (a) Mitsubishi UFJ Financial Group, Inc 4 .153 03/07/39 463,687
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,244,102
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 199,496
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 727,062
1,000,000 Mizuho Financial Group, Inc 5 .667 05/27/29 1,036,406
500,000 Mizuho Financial Group, Inc 5 .778 07/06/29 519,965
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 626,747
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 967,947
1,000,000 Mizuho Financial Group, Inc 5 .382 07/10/30 1,034,055
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 962,174
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 474,976
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 464,249
1,000,000 Mizuho Financial Group, Inc 5 .739 05/27/31 1,052,601
1,000,000 Mizuho Financial Group, Inc 4 .711 07/08/31 1,012,911
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 910,091
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 897,710
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 626,965
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 888,070
500,000 Mizuho Financial Group, Inc 2 .260 07/09/32 445,675
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 1,059,868
1,000,000 Mizuho Financial Group, Inc 5 .754 05/27/34 1,058,994
1,000,000 Mizuho Financial Group, Inc 5 .579 05/26/35 1,046,845
500,000 Mizuho Financial Group, Inc 5 .422 05/13/36 518,089
1,000,000 Mizuho Financial Group, Inc 5 .323 07/08/36 1,027,262
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,514,040
1,125,000 Morgan Stanley Bank NA 5 .504 05/26/28 1,147,445
2,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 2,036,768
2,250,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,280,819
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 1,002,251
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,018,851
1,500,000 National Australia Bank Ltd 4 .900 06/13/28 1,536,609
1,000,000 National Australia Bank Ltd 4 .787 01/10/29 1,021,979
1,000,000 National Australia Bank Ltd 4 .901 01/14/30 1,031,223
2,000,000 National Australia Bank Ltd 4 .534 06/13/30 2,036,085
2,000,000 National Bank of Canada 4 .500 10/10/29 2,020,865
300,000 NatWest Group plc 3 .073 05/22/28 296,188
700,000 NatWest Group plc 5 .516 09/30/28 717,813
1,000,000 NatWest Group plc 4 .892 05/18/29 1,016,822
1,000,000 NatWest Group plc 5 .808 09/13/29 1,041,662
1,500,000 NatWest Group plc 5 .076 01/27/30 1,533,151
1,500,000 NatWest Group plc 4 .445 05/08/30 1,505,621
2,000,000 NatWest Group plc 4 .964 08/15/30 2,041,140
1,000,000 NatWest Group plc 5 .115 05/23/31 1,026,503
500,000 NatWest Group plc 6 .016 03/02/34 536,390
1,000,000 NatWest Group plc 6 .475 06/01/34 1,049,918
500,000 NatWest Group plc 5 .778 03/01/35 528,681
800,000 NatWest Group plc 3 .032 11/28/35 735,547
4,470,000 Nordic Investment Bank 3 .750 08/28/28 4,488,902
500,000 Nordic Investment Bank 3 .750 05/09/30 499,973
625,000 Northern Trust Corp 4 .150 11/19/30 625,677
1,000,000 Northern Trust Corp 5 .117 11/19/40 998,625
2,000,000 Oesterreichische Kontrollbank AG. 4 .250 03/01/28 2,026,552
800,000 Oesterreichische Kontrollbank AG. 4 .125 01/18/29 810,752
1,000,000 Oesterreichische Kontrollbank AG. 4 .500 01/24/30 1,027,753
3,000,000 Oesterreichische Kontrollbank AG. 3 .750 09/10/30 2,993,891

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 903,000 PNC Bank NA 4 .050% 07/26/28 $ 904,306
475,000 PNC Bank NA 2 .700 10/22/29 448,533
300,000 PNC Financial Services Group, Inc 3 .150 05/19/27 297,188
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,012,927
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,537,906
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,549,074
2,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 2,074,240
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,882,145
1,500,000 PNC Financial Services Group, Inc 5 .492 05/14/30 1,561,828
2,000,000 PNC Financial Services Group, Inc 4 .812 10/21/32 2,035,350
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 743,340
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,080,082
900,000 PNC Financial Services Group, Inc 5 .068 01/24/34 920,813
1,500,000 PNC Financial Services Group, Inc 5 .939 08/18/34 1,610,372
3,500,000 PNC Financial Services Group, Inc 6 .875 10/20/34 3,960,694
1,000,000 PNC Financial Services Group, Inc 5 .676 01/22/35 1,054,129
1,000,000 PNC Financial Services Group, Inc 5 .401 07/23/35 1,034,353
650,000 PNC Financial Services Group, Inc 5 .575 01/29/36 677,703
700,000 PNC Financial Services Group, Inc 5 .373 07/21/36 719,939
300,000 Regions Bank 6 .450 06/26/37 324,372
1,000,000 Regions Financial Corp 1 .800 08/12/28 946,205
1,000,000 Regions Financial Corp 5 .722 06/06/30 1,042,526
1,000,000 Regions Financial Corp 5 .502 09/06/35 1,030,046
1,500,000 Royal Bank of Canada 4 .900 01/12/28 1,529,939
2,000,000 Royal Bank of Canada 4 .965 01/24/29 2,037,050
1,000,000 Royal Bank of Canada 4 .950 02/01/29 1,026,479
1,000,000 Royal Bank of Canada 4 .498 08/06/29 1,009,713
1,000,000 Royal Bank of Canada 4 .969 08/02/30 1,024,193
2,000,000 Royal Bank of Canada 4 .650 10/18/30 2,027,883
2,500,000 Royal Bank of Canada 5 .153 02/04/31 2,573,778
1,000,000 (a) Royal Bank of Canada 4 .970 05/02/31 1,022,448
1,000,000 Royal Bank of Canada 4 .696 08/06/31 1,012,857
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,440,053
500,000 Royal Bank of Canada 3 .875 05/04/32 485,672
1,000,000 Royal Bank of Canada 5 .000 02/01/33 1,029,440
750,000 Royal Bank of Canada 5 .000 05/02/33 770,015
750,000 Royal Bank of Canada 5 .150 02/01/34 781,756
1,000,000 Santander Holdings USA, Inc 6 .499 03/09/29 1,042,040
1,000,000 Santander Holdings USA, Inc 6 .565 06/12/29 1,045,476
750,000 Santander Holdings USA, Inc 6 .174 01/09/30 781,666
1,000,000 Santander Holdings USA, Inc 5 .353 09/06/30 1,022,822
1,000,000 Santander Holdings USA, Inc 5 .741 03/20/31 1,034,782
1,000,000 (a) Santander Holdings USA, Inc 6 .342 05/31/35 1,072,295
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,965,542
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 496,689
1,000,000 Santander UK Group Holdings plc 6 .534 01/10/29 1,044,774
1,000,000 Santander UK Group Holdings plc 4 .858 09/11/30 1,011,945
1,000,000 Santander UK Group Holdings plc 5 .694 04/15/31 1,042,567
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 688,495
350,000 Santander UK Group Holdings plc 5 .136 09/22/36 349,081
500,000 Simmons First National Corp 6 .250 10/01/35 503,371
1,000,000 SOUTHSTATE BANK CORP 7 .000 06/13/35 1,048,550
1,000,000 State Street Corp 4 .330 10/22/27 1,010,116
1,000,000 State Street Corp 4 .536 02/28/28 1,015,336
1,000,000 State Street Corp 4 .675 10/22/32 1,018,941
75,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 74,381
750,000 Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 750,186
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .716 09/14/28 1,041,528
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,416,701
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 504,612
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .316 07/09/29 1,035,352
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 948,317

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .710% 01/13/30 $ 2,106,857
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,412,591
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .240 04/15/30 1,037,097
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,366,243
2,000,000 Sumitomo Mitsui Financial Group, Inc 5 .852 07/13/30 2,125,542
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 879,429
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .660 07/08/31 1,009,705
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .424 07/09/31 1,046,557
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,333,067
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .454 01/15/32 1,046,407
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .766 01/13/33 1,064,951
1,000,000 Sumitomo Mitsui Financial Group, Inc 4 .954 07/08/33 1,018,264
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .776 07/13/33 1,066,110
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .808 09/14/33 1,072,978
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .558 07/09/34 1,051,195
500,000 Sumitomo Mitsui Financial Group, Inc 5 .632 01/15/35 529,539
500,000 Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 366,809
500,000 Sumitomo Mitsui Financial Group, Inc 6 .184 07/13/43 542,819
500,000 Sumitomo Mitsui Financial Group, Inc 5 .836 07/09/44 516,023
1,000,000 Sumitomo Mitsui Financial Group, Inc 5 .796 07/08/46 1,013,171
1,000,000 Synovus Bank 5 .625 02/15/28 1,021,431
500,000 Synovus Bank 5 .957 01/15/36 502,775
350,000 Synovus Financial Corp 6 .168 11/01/30 363,381
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 987,165
1,000,000 Toronto-Dominion Bank 4 .108 06/08/27 1,002,809
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,519,526
1,000,000 Toronto-Dominion Bank 5 .156 01/10/28 1,022,638
1,000,000 Toronto-Dominion Bank 5 .523 07/17/28 1,036,057
1,500,000 Toronto-Dominion Bank 4 .994 04/05/29 1,537,748
1,000,000 Toronto-Dominion Bank 4 .783 12/17/29 1,023,477
2,000,000 Toronto-Dominion Bank 4 .808 06/03/30 2,041,015
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,340,597
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 893,826
1,500,000 Toronto-Dominion Bank 5 .298 01/30/32 1,566,544
500,000 Toronto-Dominion Bank 3 .200 03/10/32 466,003
800,000 Toronto-Dominion Bank 4 .456 06/08/32 798,448
1,000,000 Toronto-Dominion Bank 4 .928 10/15/35 999,262
1,000,000 Truist Bank 4 .136 10/23/29 999,237
475,000 Truist Bank 2 .250 03/11/30 435,115
1,000,000 Truist Financial Corp 1 .125 08/03/27 957,799
750,000 Truist Financial Corp 4 .123 06/06/28 751,886
1,000,000 Truist Financial Corp 4 .873 01/26/29 1,015,912
500,000 Truist Financial Corp 3 .875 03/19/29 493,698
1,000,000 Truist Financial Corp 1 .887 06/07/29 950,049
550,000 Truist Financial Corp 7 .161 10/30/29 593,327
1,000,000 Truist Financial Corp 5 .071 05/20/31 1,027,309
1,500,000 Truist Financial Corp 5 .153 08/05/32 1,548,525
1,000,000 Truist Financial Corp 4 .916 07/28/33 1,005,722
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,080,513
100,000 Truist Financial Corp 5 .122 01/26/34 101,888
3,000,000 Truist Financial Corp 5 .867 06/08/34 3,192,285
2,000,000 Truist Financial Corp 5 .711 01/24/35 2,103,840
1,000,000 Truist Financial Corp 4 .964 10/23/36 989,347
1,175,000 US Bancorp 3 .150 04/27/27 1,165,888
750,000 US Bancorp 3 .900 04/26/28 751,034
2,000,000 US Bancorp 4 .653 02/01/29 2,024,999
2,000,000 US Bancorp 5 .775 06/12/29 2,078,807
600,000 US Bancorp 3 .000 07/30/29 577,768
2,500,000 US Bancorp 1 .375 07/22/30 2,214,167
1,000,000 US Bancorp 4 .967 07/22/33 1,007,507
3,000,000 US Bancorp 5 .850 10/21/33 3,212,720
2,000,000 US Bancorp 5 .836 06/12/34 2,133,782

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 4.3% (continued)
$ 3,500,000 US Bancorp 5 .678% 01/23/35 $ 3,695,661
1,000,000 US Bancorp 2 .491 11/03/36 872,771
125,000 Wachovia Corp 5 .500 08/01/35 128,754
200,000 Webster Financial Corp 4 .100 03/25/29 197,017
225,000 Webster Financial Corp 5 .784 09/11/35 224,866
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,204,677
2,000,000 Wells Fargo & Co 5 .707 04/22/28 2,041,397
2,000,000 Wells Fargo & Co 2 .393 06/02/28 1,954,188
1,000,000 Wells Fargo & Co 4 .808 07/25/28 1,011,197
1,675,000 Wells Fargo & Co 4 .150 01/24/29 1,678,883
5,000,000 Wells Fargo & Co 4 .078 09/15/29 4,995,984
3,000,000 Wells Fargo & Co 5 .198 01/23/30 3,089,550
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,708,900
3,000,000 Wells Fargo & Co 5 .244 01/24/31 3,106,560
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,801,954
5,000,000 Wells Fargo & Co 4 .478 04/04/31 5,033,040
7,075,000 Wells Fargo & Co 5 .150 04/23/31 7,302,837
3,000,000 Wells Fargo & Co 3 .350 03/02/33 2,800,010
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,554,442
3,000,000 Wells Fargo & Co 5 .389 04/24/34 3,121,296
5,000,000 Wells Fargo & Co 5 .557 07/25/34 5,242,067
3,000,000 Wells Fargo & Co 6 .491 10/23/34 3,320,832
3,000,000 Wells Fargo & Co 5 .499 01/23/35 3,130,111
3,000,000 Wells Fargo & Co 5 .211 12/03/35 3,064,593
1,200,000 Wells Fargo & Co 5 .605 04/23/36 1,257,734
2,000,000 Wells Fargo & Co 4 .892 09/15/36 1,993,754
3,025,000 Wells Fargo & Co 3 .068 04/30/41 2,346,162
1,050,000 Wells Fargo & Co 5 .375 11/02/43 1,018,475
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,454,495
475,000 Wells Fargo & Co 4 .650 11/04/44 416,223
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,216,512
950,000 Wells Fargo & Co 4 .900 11/17/45 855,110
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,715,447
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,735,358
3,000,000 Wells Fargo & Co 5 .013 04/04/51 2,741,584
1,000,000 Wells Fargo & Co 4 .611 04/25/53 860,504
250,000 Wells Fargo Bank NA 6 .600 01/15/38 279,117
500,000 Western Alliance Bank 6 .537 11/15/35 501,097
1,500,000 Westpac Banking Corp 4 .043 08/26/27 1,507,731
725,000 Westpac Banking Corp 3 .400 01/25/28 719,229
1,000,000 Westpac Banking Corp 5 .535 11/17/28 1,045,837
1,500,000 Westpac Banking Corp 5 .050 04/16/29 1,551,348
1,000,000 Westpac Banking Corp 4 .354 07/01/30 1,010,893
1,500,000 Westpac Banking Corp 2 .150 06/03/31 1,354,678
1,000,000 Westpac Banking Corp 5 .405 08/10/33 1,032,684
2,000,000 Westpac Banking Corp 6 .820 11/17/33 2,237,232
600,000 Westpac Banking Corp 4 .110 07/24/34 590,364
1,350,000 Westpac Banking Corp 2 .668 11/15/35 1,222,519
1,500,000 Westpac Banking Corp 5 .618 11/20/35 1,549,353
500,000 Westpac Banking Corp 3 .020 11/18/36 451,384
900,000 Westpac Banking Corp 4 .421 07/24/39 835,360
225,000 Westpac Banking Corp 2 .963 11/16/40 171,427
400,000 Zions Bancorp NA 3 .250 10/29/29 376,789
TOTAL BANKS 969,253,763
CAPITAL GOODS - 1.1%
675,000 3M Co 2 .875 10/15/27 663,563
925,000 3M Co 3 .625 09/14/28 918,542
500,000 3M Co 3 .375 03/01/29 489,987
200,000 3M Co 3 .125 09/19/46 138,312
300,000 3M Co 3 .625 10/15/47 223,318
1,150,000 3M Co 4 .000 09/14/48 907,486
875,000 3M Co 3 .250 08/26/49 601,625

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 820,000 3M Co 3 .700% 04/15/50 $ 601,445
500,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 449,283
1,000,000 (a) AGCO Corp 5 .800 03/21/34 1,046,770
1,000,000 Air Lease Corp 2 .200 01/15/27 979,571
200,000 Air Lease Corp 3 .625 12/01/27 197,697
1,000,000 Air Lease Corp 5 .850 12/15/27 1,027,948
500,000 Air Lease Corp 5 .300 02/01/28 509,173
300,000 Air Lease Corp 4 .625 10/01/28 301,136
1,500,000 Air Lease Corp 5 .100 03/01/29 1,522,927
500,000 Air Lease Corp 3 .250 10/01/29 477,245
750,000 Air Lease Corp 3 .000 02/01/30 703,037
500,000 Air Lease Corp 3 .125 12/01/30 463,338
500,000 Allegion plc 3 .500 10/01/29 487,409
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 198,203
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 520,727
350,000 Allegion US Holding Co, Inc 5 .600 05/29/34 365,318
500,000 Applied Materials, Inc 4 .000 01/15/31 497,461
500,000 Applied Materials, Inc 4 .600 01/15/36 492,365
500,000 Boeing Co 2 .700 02/01/27 492,712
250,000 Boeing Co 2 .800 03/01/27 246,195
1,900,000 Boeing Co 5 .040 05/01/27 1,919,451
500,000 Boeing Co 3 .250 03/01/28 490,736
125,000 Boeing Co 3 .450 11/01/28 122,398
600,000 Boeing Co 3 .200 03/01/29 581,684
750,000 Boeing Co 2 .950 02/01/30 710,565
1,600,000 Boeing Co 5 .150 05/01/30 1,644,016
1,000,000 Boeing Co 3 .625 02/01/31 960,592
300,000 Boeing Co 3 .600 05/01/34 272,563
2,000,000 Boeing Co 6 .528 05/01/34 2,212,718
425,000 Boeing Co 3 .250 02/01/35 372,124
500,000 Boeing Co 3 .550 03/01/38 420,875
600,000 Boeing Co 3 .500 03/01/39 489,506
350,000 Boeing Co 5 .875 02/15/40 360,204
5,500,000 Boeing Co 5 .705 05/01/40 5,614,280
300,000 Boeing Co 3 .375 06/15/46 212,170
250,000 Boeing Co 3 .650 03/01/47 181,991
100,000 Boeing Co 3 .625 03/01/48 71,400
100,000 Boeing Co 3 .850 11/01/48 73,754
2,750,000 Boeing Co 5 .805 05/01/50 2,704,885
125,000 Boeing Co 3 .825 03/01/59 86,771
750,000 Boeing Co 3 .950 08/01/59 530,758
4,750,000 Boeing Co 5 .930 05/01/60 4,657,642
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 942,722
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 872,487
125,000 Carlisle Cos, Inc 5 .250 09/15/35 127,582
150,000 Carlisle Cos, Inc 5 .550 09/15/40 152,008
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,420,519
1,100,000 Carrier Global Corp 2 .722 02/15/30 1,035,609
150,000 Carrier Global Corp 2 .700 02/15/31 139,030
104,000 Carrier Global Corp 5 .900 03/15/34 111,559
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,615,970
305,000 Carrier Global Corp 3 .577 04/05/50 224,538
112,000 Carrier Global Corp 6 .200 03/15/54 121,098
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 998,487
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,010,809
1,000,000 Caterpillar Financial Services Corp 4 .100 08/15/28 1,006,485
1,000,000 Caterpillar Financial Services Corp 4 .850 02/27/29 1,027,510
2,000,000 Caterpillar Financial Services Corp 4 .375 08/16/29 2,027,433
1,500,000 Caterpillar Financial Services Corp 4 .700 11/15/29 1,538,966
500,000 Caterpillar, Inc 2 .600 09/19/29 476,741
1,000,000 Caterpillar, Inc 1 .900 03/12/31 900,345
750,000 Caterpillar, Inc 5 .200 05/15/35 777,387

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 225,000 Caterpillar, Inc 5 .200% 05/27/41 $ 226,859
2,363,000 Caterpillar, Inc 3 .803 08/15/42 1,984,620
300,000 Caterpillar, Inc 4 .300 05/15/44 263,383
750,000 Caterpillar, Inc 3 .250 09/19/49 533,477
750,000 Caterpillar, Inc 3 .250 04/09/50 534,626
750,000 Caterpillar, Inc 5 .500 05/15/55 756,442
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 505,687
1,000,000 CNH Industrial Capital LLC 5 .100 04/20/29 1,021,965
1,000,000 CNH Industrial Capital LLC 4 .500 10/16/30 1,000,032
500,000 CNH Industrial NV 3 .850 11/15/27 498,124
1,000,000 Cummins, Inc 1 .500 09/01/30 892,802
500,000 Cummins, Inc 4 .700 02/15/31 510,496
1,000,000 Cummins, Inc 5 .150 02/20/34 1,035,213
500,000 Cummins, Inc 5 .300 05/09/35 518,485
200,000 Cummins, Inc 4 .875 10/01/43 191,726
750,000 Cummins, Inc 2 .600 09/01/50 453,195
500,000 Cummins, Inc 5 .450 02/20/54 492,642
218,000 Deere & Co 5 .375 10/16/29 228,700
500,000 Deere & Co 5 .450 01/16/35 527,291
500,000 Deere & Co 2 .875 09/07/49 335,616
75,000 Deere & Co 5 .700 01/19/55 77,516
100,000 Dover Corp 2 .950 11/04/29 95,561
100,000 Dover Corp 5 .375 03/01/41 100,397
200,000 Eaton Corp 3 .103 09/15/27 197,862
1,000,000 Eaton Corp 4 .350 05/18/28 1,011,000
150,000 Eaton Corp 4 .000 11/02/32 146,899
1,250,000 Eaton Corp 4 .150 03/15/33 1,230,011
925,000 Eaton Corp 4 .150 11/02/42 800,767
200,000 Eaton Corp 3 .915 09/15/47 160,060
750,000 Eaton Corp 4 .700 08/23/52 667,701
435,000 Embraer Netherlands Finance BV 5 .980 02/11/35 462,253
500,000 Emerson Electric Co 1 .800 10/15/27 483,747
500,000 Emerson Electric Co 2 .000 12/21/28 474,241
750,000 Emerson Electric Co 1 .950 10/15/30 680,717
500,000 Emerson Electric Co 2 .200 12/21/31 446,100
625,000 Emerson Electric Co 5 .000 03/15/35 640,740
200,000 Emerson Electric Co 5 .250 11/15/39 204,002
500,000 Emerson Electric Co 2 .750 10/15/50 318,294
500,000 Emerson Electric Co 2 .800 12/21/51 318,004
1,000,000 Ferguson Enterprises, Inc 4 .350 03/15/31 996,465
375,000 Ferguson Enterprises, Inc 5 .000 10/03/34 378,237
500,000 Flowserve Corp 3 .500 10/01/30 476,726
500,000 Flowserve Corp 2 .800 01/15/32 447,148
250,000 Fortive Corp 4 .300 06/15/46 206,078
500,000 Fortune Brands Innovations, Inc 4 .000 03/25/32 479,129
1,000,000 Fortune Brands Innovations, Inc 5 .875 06/01/33 1,056,606
500,000 Fortune Brands Innovations, Inc 4 .500 03/25/52 402,192
200,000 GATX Corp 3 .500 03/15/28 197,143
200,000 GATX Corp 4 .550 11/07/28 201,655
425,000 GATX Corp 4 .700 04/01/29 429,450
500,000 GATX Corp 4 .000 06/30/30 492,658
500,000 GATX Corp 4 .900 03/15/33 500,569
750,000 GATX Corp 5 .450 09/15/33 776,081
700,000 GATX Corp 6 .050 03/15/34 744,335
750,000 GATX Corp 5 .500 06/15/35 768,540
225,000 GATX Corp 5 .200 03/15/44 211,969
1,000,000 GATX Corp 6 .050 06/05/54 1,012,444
900,000 General Dynamics Corp 2 .250 06/01/31 818,613
475,000 General Dynamics Corp 4 .950 08/15/35 484,482
1,000,000 General Dynamics Corp 2 .850 06/01/41 753,837
225,000 General Dynamics Corp 3 .600 11/15/42 182,414
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,644,794

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 4,000,000 General Electric Co 4 .900% 01/29/36 $ 4,061,086
750,000 HEICO Corp 5 .250 08/01/28 770,978
350,000 Hexcel Corp 5 .875 02/26/35 366,051
750,000 Honeywell International, Inc 4 .950 02/15/28 765,703
1,000,000 Honeywell International, Inc 4 .875 09/01/29 1,027,300
1,000,000 Honeywell International, Inc 4 .700 02/01/30 1,021,976
950,000 Honeywell International, Inc 1 .950 06/01/30 866,437
1,000,000 Honeywell International, Inc 4 .750 02/01/32 1,020,144
1,000,000 Honeywell International, Inc 5 .000 02/15/33 1,030,044
2,000,000 Honeywell International, Inc 4 .500 01/15/34 1,982,248
1,500,000 Honeywell International, Inc 5 .000 03/01/35 1,527,813
782,000 Honeywell International, Inc 3 .812 11/21/47 612,541
575,000 Honeywell International, Inc 2 .800 06/01/50 375,714
500,000 Honeywell International, Inc 5 .250 03/01/54 472,548
1,000,000 Honeywell International, Inc 5 .350 03/01/64 950,842
1,750,000 Howmet Aerospace, Inc 4 .850 10/15/31 1,795,609
675,000 Howmet Aerospace, Inc 4 .550 11/15/32 678,008
500,000 Hubbell, Inc 3 .150 08/15/27 493,680
200,000 Hubbell, Inc 3 .500 02/15/28 197,957
1,000,000 Hubbell, Inc 2 .300 03/15/31 910,721
1,000,000 Huntington Ingalls Industries, Inc 5 .353 01/15/30 1,033,515
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 495,240
1,000,000 (a) Huntington Ingalls Industries, Inc 5 .749 01/15/35 1,057,411
500,000 IDEX Corp 3 .000 05/01/30 472,534
1,000,000 IDEX Corp 2 .625 06/15/31 913,295
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 194,197
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 844,862
150,000 Ingersoll Rand, Inc 5 .400 08/14/28 155,053
500,000 Ingersoll Rand, Inc 5 .176 06/15/29 516,823
1,250,000 Ingersoll Rand, Inc 5 .314 06/15/31 1,306,453
125,000 Ingersoll Rand, Inc 5 .700 08/14/33 132,437
500,000 Ingersoll Rand, Inc 5 .450 06/15/34 520,239
200,000 John Deere Capital Corp 2 .800 09/08/27 196,762
200,000 John Deere Capital Corp 3 .050 01/06/28 197,354
1,000,000 John Deere Capital Corp 4 .750 01/20/28 1,019,152
575,000 John Deere Capital Corp 4 .950 07/14/28 590,484
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,471,425
500,000 John Deere Capital Corp 2 .800 07/18/29 480,846
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,031,245
500,000 John Deere Capital Corp 2 .450 01/09/30 473,760
2,000,000 John Deere Capital Corp 4 .550 06/05/30 2,033,461
1,500,000 John Deere Capital Corp 4 .700 06/10/30 1,536,493
1,000,000 John Deere Capital Corp 4 .375 10/15/30 1,010,534
1,000,000 John Deere Capital Corp 1 .450 01/15/31 880,787
2,500,000 John Deere Capital Corp 4 .900 03/07/31 2,580,927
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,786,647
1,000,000 John Deere Capital Corp 4 .400 09/08/31 1,009,834
450,000 John Deere Capital Corp 3 .900 06/07/32 440,901
1,000,000 John Deere Capital Corp 4 .350 09/15/32 1,003,097
2,000,000 John Deere Capital Corp 5 .150 09/08/33 2,096,430
1,000,000 John Deere Capital Corp 5 .100 04/11/34 1,034,050
1,000,000 John Deere Capital Corp 5 .050 06/12/34 1,032,941
1,000,000 Johnson Controls International plc 2 .000 09/16/31 880,527
1,000,000 Johnson Controls International plc 4 .900 12/01/32 1,016,671
207,000 Johnson Controls International plc 6 .000 01/15/36 222,979
325,000 Johnson Controls International plc 4 .625 07/02/44 288,464
6,000 Johnson Controls International plc 5 .125 09/14/45 5,509
300,000 Johnson Controls International plc 4 .500 02/15/47 257,805
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 62,093
200,000 Kennametal, Inc 4 .625 06/15/28 200,840
500,000 Kennametal, Inc 2 .800 03/01/31 457,332
1,000,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,007,676

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,000,000 L3Harris Technologies, Inc 5 .050% 06/01/29 $ 1,027,077
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 166,234
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 882,558
1,000,000 L3Harris Technologies, Inc 5 .250 06/01/31 1,040,413
1,000,000 L3Harris Technologies, Inc 5 .400 07/31/33 1,041,545
500,000 L3Harris Technologies, Inc 5 .350 06/01/34 517,584
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 299,227
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 574,394
1,000,000 L3Harris Technologies, Inc 5 .600 07/31/53 992,005
500,000 L3Harris Technologies, Inc 5 .500 08/15/54 488,491
100,000 Lennox International, Inc 1 .700 08/01/27 96,440
1,000,000 Lennox International, Inc 5 .500 09/15/28 1,031,930
150,000 Lockheed Martin Corp 1 .850 06/15/30 135,967
1,500,000 Lockheed Martin Corp 4 .400 08/15/30 1,514,411
1,000,000 Lockheed Martin Corp 4 .700 12/15/31 1,024,856
625,000 Lockheed Martin Corp 3 .900 06/15/32 612,259
550,000 Lockheed Martin Corp 5 .250 01/15/33 578,083
1,000,000 Lockheed Martin Corp 4 .750 02/15/34 1,013,902
300,000 Lockheed Martin Corp 3 .600 03/01/35 276,861
1,500,000 Lockheed Martin Corp 5 .000 08/15/35 1,527,788
500,000 (a) Lockheed Martin Corp 4 .500 05/15/36 490,093
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,565,912
275,000 Lockheed Martin Corp 3 .800 03/01/45 220,541
200,000 Lockheed Martin Corp 4 .700 05/15/46 181,357
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 727,932
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,501,062
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 799,197
625,000 Lockheed Martin Corp 5 .200 02/15/55 588,530
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 789,047
750,000 Lockheed Martin Corp 5 .900 11/15/63 774,906
325,000 Lockheed Martin Corp 5 .200 02/15/64 301,067
200,000 Masco Corp 1 .500 02/15/28 189,300
500,000 Masco Corp 2 .000 10/01/30 446,129
550,000 Masco Corp 2 .000 02/15/31 486,324
700,000 Masco Corp 4 .500 05/15/47 594,409
500,000 MasTec, Inc 5 .900 06/15/29 520,918
1,000,000 Mosaic Co 4 .600 11/15/30 1,001,975
735,000 Nature Conservancy 3 .957 03/01/52 573,326
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 03/15/30 1,547,455
1,000,000 NextEra Energy Capital Holdings, Inc 5 .300 03/15/32 1,041,500
1,000,000 NextEra Energy Capital Holdings, Inc 5 .450 03/15/35 1,034,959
1,500,000 NextEra Energy Capital Holdings, Inc 5 .900 03/15/55 1,516,490
1,000,000 Nordson Corp 5 .600 09/15/28 1,035,325
500,000 Nordson Corp 5 .800 09/15/33 528,865
300,000 Northrop Grumman Corp 3 .200 02/01/27 297,881
1,000,000 Northrop Grumman Corp 4 .600 02/01/29 1,015,211
425,000 Northrop Grumman Corp 4 .400 05/01/30 428,591
500,000 Northrop Grumman Corp 4 .650 07/15/30 508,884
1,500,000 Northrop Grumman Corp 4 .700 03/15/33 1,514,601
1,000,000 Northrop Grumman Corp 4 .900 06/01/34 1,013,932
500,000 Northrop Grumman Corp 5 .250 07/15/35 517,620
100,000 Northrop Grumman Corp 5 .050 11/15/40 98,535
700,000 Northrop Grumman Corp 4 .750 06/01/43 644,924
300,000 Northrop Grumman Corp 3 .850 04/15/45 239,887
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,164,708
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 943,698
1,500,000 Northrop Grumman Corp 4 .950 03/15/53 1,351,796
1,000,000 Northrop Grumman Corp 5 .200 06/01/54 934,822
200,000 nVent Finance Sarl 4 .550 04/15/28 201,122
500,000 nVent Finance Sarl 2 .750 11/15/31 450,396
500,000 nVent Finance Sarl 5 .650 05/15/33 521,425
100,000 Oshkosh Corp 3 .100 03/01/30 94,939

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 525,000 Otis Worldwide Corp 2 .565% 02/15/30 $ 491,546
1,500,000 Otis Worldwide Corp 5 .125 11/19/31 1,556,120
500,000 Otis Worldwide Corp 3 .112 02/15/40 392,711
450,000 Otis Worldwide Corp 3 .362 02/15/50 319,674
500,000 Owens Corning 3 .950 08/15/29 495,750
300,000 Owens Corning 3 .875 06/01/30 294,555
625,000 Owens Corning 5 .700 06/15/34 656,980
525,000 Owens Corning 4 .300 07/15/47 427,219
350,000 Owens Corning 4 .400 01/30/48 286,650
1,000,000 PACCAR Financial Corp 4 .550 03/03/28 1,016,405
500,000 PACCAR Financial Corp 4 .550 05/08/30 509,234
500,000 PACCAR Financial Corp 5 .000 03/22/34 516,927
650,000 Parker-Hannifin Corp 3 .250 03/01/27 645,355
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,775,565
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,520,989
200,000 Parker-Hannifin Corp 4 .200 11/21/34 193,943
200,000 Parker-Hannifin Corp 4 .450 11/21/44 175,578
750,000 Parker-Hannifin Corp 4 .100 03/01/47 616,050
225,000 Parker-Hannifin Corp 4 .000 06/14/49 180,915
500,000 Pentair Finance Sarl 5 .900 07/15/32 530,483
500,000 Polaris, Inc 5 .600 03/01/31 505,221
400,000 Precision Castparts Corp 4 .200 06/15/35 389,581
100,000 Precision Castparts Corp 3 .900 01/15/43 83,312
1,000,000 Quanta Services, Inc 2 .900 10/01/30 935,964
1,000,000 Quanta Services, Inc 4 .500 01/15/31 1,000,815
1,000,000 Quanta Services, Inc 5 .100 08/09/35 1,002,141
1,000,000 Quanta Services, Inc 3 .050 10/01/41 740,562
725,000 Raytheon Technologies Corp 3 .125 05/04/27 717,257
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 4,143,156
1,500,000 Raytheon Technologies Corp 6 .000 03/15/31 1,615,728
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 877,834
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 891,040
1,050,000 Raytheon Technologies Corp 5 .150 02/27/33 1,084,441
1,500,000 Raytheon Technologies Corp 6 .100 03/15/34 1,641,142
750,000 Raytheon Technologies Corp 4 .450 11/16/38 704,124
100,000 Raytheon Technologies Corp 4 .700 12/15/41 93,309
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,943,518
125,000 Raytheon Technologies Corp 4 .800 12/15/43 114,642
150,000 Raytheon Technologies Corp 4 .200 12/15/44 124,118
1,650,000 Raytheon Technologies Corp 4 .150 05/15/45 1,377,104
700,000 Raytheon Technologies Corp 4 .350 04/15/47 593,193
1,325,000 Raytheon Technologies Corp 4 .625 11/16/48 1,154,252
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,346,019
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 623,657
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 652,161
1,000,000 Raytheon Technologies Corp 5 .375 02/27/53 961,021
1,500,000 Raytheon Technologies Corp 6 .400 03/15/54 1,650,696
1,500,000 Regal Rexnord Corp 6 .050 04/15/28 1,551,694
1,000,000 Regal Rexnord Corp 6 .300 02/15/30 1,059,862
325,000 Regal Rexnord Corp 6 .400 04/15/33 349,581
400,000 Rockwell Automation, Inc 3 .500 03/01/29 393,248
150,000 Rockwell Automation, Inc 1 .750 08/15/31 131,356
400,000 Rockwell Automation, Inc 4 .200 03/01/49 332,584
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 575,476
1,000,000 Roper Technologies, Inc 4 .500 10/15/29 1,009,438
1,000,000 Roper Technologies, Inc 5 .100 09/15/35 1,007,604
200,000 Snap-on, Inc 3 .250 03/01/27 198,474
200,000 Snap-on, Inc 4 .100 03/01/48 163,816
500,000 Snap-on, Inc 3 .100 05/01/50 339,145
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 915,542
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 97,342
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 371,761

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 1,500,000 Stanley Black & Decker, Inc 2 .750% 11/15/50 $ 890,300
500,000 Textron, Inc 3 .000 06/01/30 472,959
300,000 Textron, Inc 2 .450 03/15/31 271,888
500,000 Textron, Inc 6 .100 11/15/33 538,252
500,000 Textron, Inc 5 .500 05/15/35 517,931
200,000 Timken Co 4 .500 12/15/28 201,516
1,000,000 Timken Co 4 .125 04/01/32 960,608
425,000 Trane Technologies Financing Ltd 5 .250 03/03/33 442,603
400,000 Trane Technologies Global Holding Co Ltd 3 .750 08/21/28 398,580
200,000 Trane Technologies Global Holding Co Ltd 5 .750 06/15/43 207,690
450,000 Trane Technologies Global Holding Co Ltd 4 .300 02/21/48 376,536
1,000,000 Trane Technologies Luxembourg Finance S.A. 3 .800 03/21/29 992,805
300,000 Trane Technologies Luxembourg Finance S.A. 4 .500 03/21/49 257,989
1,000,000 Triton Container International Ltd 3 .250 03/15/32 908,873
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,139,066
500,000 Tyco Electronics Group S.A. 4 .625 02/01/30 509,562
500,000 Tyco Electronics Group S.A. 4 .500 02/09/31 505,696
500,000 Tyco Electronics Group S.A. 5 .000 05/09/35 506,101
200,000 Valmont Industries, Inc 5 .000 10/01/44 183,875
200,000 Valmont Industries, Inc 5 .250 10/01/54 185,731
500,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 511,589
1,000,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 1,050,069
500,000 Westinghouse Air Brake Technologies Corp 5 .500 05/29/35 521,460
1,000,000 WW Grainger, Inc 4 .450 09/15/34 991,049
800,000 WW Grainger, Inc 4 .600 06/15/45 722,031
200,000 WW Grainger, Inc 3 .750 05/15/46 158,279
125,000 WW Grainger, Inc 4 .200 05/15/47 105,185
225,000 Xylem, Inc 1 .950 01/30/28 215,928
150,000 (a) Xylem, Inc 2 .250 01/30/31 136,100
100,000 Xylem, Inc 4 .375 11/01/46 84,859
TOTAL CAPITAL GOODS 254,578,770
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 382,041
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 795,963
775,000 Automatic Data Processing, Inc 4 .450 09/09/34 772,660
750,000 Block Financial LLC 3 .875 08/15/30 722,411
500,000 Block Financial LLC 5 .375 09/15/32 503,223
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 947,834
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 908,886
675,000 Cintas Corp No 2 3 .700 04/01/27 673,752
500,000 (a) Concentrix Corp 6 .600 08/02/28 515,703
1,500,000 (a) Concentrix Corp 6 .850 08/02/33 1,526,362
2,000,000 Corp Andina de Fomento 4 .125 01/07/28 2,005,850
270,000 Corp Andina de Fomento 4 .125 06/30/28 271,501
1,000,000 Corp Andina de Fomento 5 .000 01/24/29 1,029,994
870,000 Corp Andina de Fomento 5 .000 01/22/30 899,989
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 1,000,700
750,000 Council Of Europe Development Bank 4 .125 01/24/29 760,149
1,500,000 Council Of Europe Development Bank 4 .500 01/15/30 1,541,546
1,000,000 Equifax, Inc 4 .800 09/15/29 1,016,223
100,000 Equifax, Inc 3 .100 05/15/30 94,649
2,000,000 Equifax, Inc 2 .350 09/15/31 1,778,956
4,925,000 European Investment Bank 3 .875 06/15/28 4,961,568
3,810,000 (a) European Investment Bank 3 .750 11/15/29 3,820,400
7,310,000 European Investment Bank 4 .500 03/14/30 7,528,192
4,650,000 European Investment Bank 3 .875 10/15/30 4,670,725
4,675,000 European Investment Bank 4 .250 08/16/32 4,745,460
5,000,000 European Investment Bank 4 .625 02/12/35 5,166,159
6,185,000 International Bank for Reconstruction & Development 3 .875 10/16/29 6,228,283
5,000,000 International Bank for Reconstruction & Development 4 .125 03/20/30 5,074,404
10,000,000 International Bank for Reconstruction & Development 3 .500 10/28/30 9,880,970
3,720,000 International Bank for Reconstruction & Development 4 .000 01/10/31 3,751,242

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6% (continued)
$ 4,000,000 International Bank for Reconstruction & Development 4 .500% 04/10/31 $ 4,126,670
9,325,000 International Bank for Reconstruction & Development 4 .625 01/15/32 9,665,219
1,775,000 International Bank for Reconstruction & Development 3 .875 08/28/34 1,739,391
6,120,000 International Bank for Reconstruction & Development 4 .375 08/27/35 6,190,563
1,000,000 J Paul Getty Trust 4 .905 04/01/35 1,017,062
1,500,000 Jacobs Engineering Group, Inc 5 .900 03/01/33 1,580,051
1,500,000 Mastercard, Inc 4 .550 03/15/28 1,524,980
1,500,000 Mastercard, Inc 4 .950 03/15/32 1,553,478
500,000 Mastercard, Inc 4 .550 01/15/35 499,916
1,000,000 Paychex, Inc 5 .100 04/15/30 1,029,514
1,000,000 Paychex, Inc 5 .350 04/15/32 1,035,587
1,500,000 Paychex, Inc 5 .600 04/15/35 1,570,942
625,000 RELX Capital, Inc 4 .000 03/18/29 622,977
1,000,000 RELX Capital, Inc 4 .750 03/27/30 1,019,701
100,000 RELX Capital, Inc 3 .000 05/22/30 95,144
275,000 RELX Capital, Inc 4 .750 05/20/32 279,065
1,000,000 RELX Capital, Inc 5 .250 03/27/35 1,032,099
100,000 Republic Services, Inc 3 .375 11/15/27 99,229
750,000 Republic Services, Inc 5 .000 11/15/29 775,949
500,000 Republic Services, Inc 2 .300 03/01/30 464,885
500,000 Republic Services, Inc 4 .750 07/15/30 511,460
1,000,000 Republic Services, Inc 1 .450 02/15/31 871,561
575,000 Republic Services, Inc 1 .750 02/15/32 495,984
1,000,000 Republic Services, Inc 2 .375 03/15/33 873,172
1,000,000 Republic Services, Inc 5 .000 12/15/33 1,033,927
425,000 Republic Services, Inc 5 .000 04/01/34 436,115
750,000 Republic Services, Inc 5 .200 11/15/34 776,543
500,000 Republic Services, Inc 5 .150 03/15/35 516,010
1,000,000 Republic Services, Inc 3 .050 03/01/50 676,605
880,000 Rockefeller Foundation 2 .492 10/01/50 531,949
500,000 Rollins, Inc 5 .250 02/24/35 510,132
145,000 TR Finance LLC 5 .850 04/15/40 150,275
200,000 TR Finance LLC 5 .650 11/23/43 200,125
1,000,000 Uber Technologies, Inc 4 .150 01/15/31 996,301
1,000,000 Uber Technologies, Inc 4 .800 09/15/35 994,719
850,000 Verisk Analytics, Inc 4 .125 03/15/29 848,316
250,000 Verisk Analytics, Inc 4 .500 08/15/30 251,891
750,000 Verisk Analytics, Inc 5 .750 04/01/33 793,328
700,000 Verisk Analytics, Inc 5 .250 03/15/35 712,352
750,000 Verisk Analytics, Inc 5 .125 02/15/36 753,424
300,000 Verisk Analytics, Inc 5 .500 06/15/45 291,795
200,000 Verisk Analytics, Inc 3 .625 05/15/50 144,312
500,000 Waste Connections, Inc 2 .600 02/01/30 471,513
700,000 Waste Connections, Inc 2 .200 01/15/32 617,987
100,000 Waste Connections, Inc 3 .200 06/01/32 93,064
425,000 Waste Connections, Inc 4 .200 01/15/33 416,305
1,500,000 Waste Connections, Inc 5 .000 03/01/34 1,531,775
500,000 Waste Connections, Inc 5 .250 09/01/35 517,506
500,000 Waste Connections, Inc 3 .050 04/01/50 334,015
575,000 Waste Connections, Inc 2 .950 01/15/52 372,304
1,000,000 Waste Management, Inc 4 .875 02/15/29 1,025,654
1,000,000 Waste Management, Inc 2 .000 06/01/29 935,828
1,000,000 Waste Management, Inc 4 .625 02/15/30 1,018,846
500,000 Waste Management, Inc 4 .650 03/15/30 509,682
1,000,000 Waste Management, Inc 1 .500 03/15/31 873,462
1,000,000 Waste Management, Inc 4 .950 07/03/31 1,035,115
1,000,000 Waste Management, Inc 4 .800 03/15/32 1,022,430
1,000,000 Waste Management, Inc 4 .150 04/15/32 991,122
1,000,000 Waste Management, Inc 4 .625 02/15/33 1,013,574
1,000,000 Waste Management, Inc 4 .875 02/15/34 1,025,852
950,000 Waste Management, Inc 4 .950 03/15/35 964,851
500,000 Waste Management, Inc 2 .950 06/01/41 379,385

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.6% (continued)
$ 250,000 Waste Management, Inc 2 .500% 11/15/50 $ 149,217
750,000 Waste Management, Inc 5 .350 10/15/54 730,648
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 139,298,648
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
1,250,000 Alibaba Group Holding Ltd 2 .125 02/09/31 1,134,895
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 493,409
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 689,277
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 916,159
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,242,684
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 623,138
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 809,789
3,000,000 Amazon.com, Inc 4 .550 12/01/27 3,049,556
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,908,936
1,500,000 Amazon.com, Inc 3 .900 11/20/28 1,504,590
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,975,399
2,000,000 Amazon.com, Inc 4 .650 12/01/29 2,052,933
1,000,000 Amazon.com, Inc 1 .500 06/03/30 901,263
1,500,000 Amazon.com, Inc 4 .100 11/20/30 1,501,635
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,806,835
2,000,000 Amazon.com, Inc 3 .600 04/13/32 1,939,177
2,000,000 Amazon.com, Inc 4 .700 12/01/32 2,055,961
1,500,000 Amazon.com, Inc 4 .350 03/20/33 1,495,092
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,848,624
2,000,000 Amazon.com, Inc 4 .650 11/20/35 1,991,912
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,407,609
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,896,946
775,000 Amazon.com, Inc 4 .950 12/05/44 745,278
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,361,641
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,135,590
2,500,000 Amazon.com, Inc 3 .100 05/12/51 1,678,391
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,560,877
2,000,000 Amazon.com, Inc 5 .450 11/20/55 1,952,048
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,522,256
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,599,483
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,537,383
1,500,000 Amazon.com, Inc 5 .550 11/20/65 1,454,994
200,000 AutoNation, Inc 3 .800 11/15/27 198,462
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,414,898
100,000 AutoNation, Inc 4 .750 06/01/30 100,946
425,000 AutoNation, Inc 2 .400 08/01/31 375,674
900,000 AutoNation, Inc 3 .850 03/01/32 846,005
325,000 AutoNation, Inc 5 .890 03/15/35 336,828
1,000,000 AutoZone, Inc 4 .500 02/01/28 1,009,123
200,000 AutoZone, Inc 3 .750 04/18/29 197,025
500,000 AutoZone, Inc 5 .100 07/15/29 514,360
500,000 AutoZone, Inc 4 .000 04/15/30 494,423
500,000 AutoZone, Inc 5 .125 06/15/30 515,667
600,000 AutoZone, Inc 1 .650 01/15/31 525,707
225,000 AutoZone, Inc 4 .750 08/01/32 226,924
500,000 AutoZone, Inc 4 .750 02/01/33 501,066
1,000,000 AutoZone, Inc 5 .200 08/01/33 1,026,154
500,000 AutoZone, Inc 6 .550 11/01/33 555,672
500,000 AutoZone, Inc 5 .400 07/15/34 517,608
500,000 Best Buy Co, Inc 4 .450 10/01/28 504,497
500,000 Best Buy Co, Inc 1 .950 10/01/30 449,358
1,000,000 Chevron USA, Inc 4 .050 08/13/28 1,007,716
1,000,000 (a) Chevron USA, Inc 4 .300 10/15/30 1,009,662
1,000,000 Chevron USA, Inc 4 .500 10/15/32 1,009,451
1,000,000 Chevron USA, Inc 4 .850 10/15/35 1,011,609
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,296,468
1,000,000 Dell International LLC 3 .375 12/15/41 760,440
1,000,000 Dick's Sporting Goods, Inc 3 .150 01/15/32 919,156

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 1,000,000 Dick's Sporting Goods, Inc 4 .100% 01/15/52 $ 730,658
500,000 eBay, Inc 5 .950 11/22/27 517,548
1,200,000 eBay, Inc 2 .700 03/11/30 1,127,627
1,000,000 eBay, Inc 2 .600 05/10/31 913,244
500,000 eBay, Inc 6 .300 11/22/32 546,211
1,000,000 eBay, Inc 5 .125 11/06/35 1,000,916
200,000 eBay, Inc 4 .000 07/15/42 165,525
500,000 eBay, Inc 3 .650 05/10/51 366,261
1,000,000 Genuine Parts Co 6 .500 11/01/28 1,054,257
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,317,893
275,000 Genuine Parts Co 2 .750 02/01/32 243,258
1,000,000 HF Sinclair Corp 5 .500 09/01/32 1,013,573
825,000 Home Depot, Inc 3 .900 12/06/28 828,031
2,500,000 Home Depot, Inc 4 .900 04/15/29 2,572,096
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,257,465
1,500,000 Home Depot, Inc 4 .750 06/25/29 1,537,865
375,000 Home Depot, Inc 2 .700 04/15/30 354,580
1,500,000 (a) Home Depot, Inc 3 .950 09/15/30 1,496,542
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,736,180
575,000 Home Depot, Inc 4 .850 06/25/31 594,575
1,000,000 Home Depot, Inc 1 .875 09/15/31 881,484
1,000,000 Home Depot, Inc 3 .250 04/15/32 941,374
1,000,000 Home Depot, Inc 4 .500 09/15/32 1,012,090
2,675,000 Home Depot, Inc 4 .950 06/25/34 2,735,945
1,500,000 Home Depot, Inc 4 .650 09/15/35 1,487,088
425,000 Home Depot, Inc 5 .875 12/16/36 460,874
150,000 Home Depot, Inc 5 .950 04/01/41 160,533
675,000 Home Depot, Inc 4 .200 04/01/43 585,323
450,000 Home Depot, Inc 4 .875 02/15/44 420,375
650,000 Home Depot, Inc 4 .400 03/15/45 564,297
725,000 Home Depot, Inc 4 .250 04/01/46 613,857
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,669,876
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,726,505
1,000,000 Home Depot, Inc 3 .125 12/15/49 681,587
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,872,892
1,000,000 Home Depot, Inc 2 .375 03/15/51 573,540
1,000,000 Home Depot, Inc 2 .750 09/15/51 617,753
500,000 Home Depot, Inc 3 .625 04/15/52 364,929
1,000,000 Home Depot, Inc 4 .950 09/15/52 914,407
400,000 Home Depot, Inc 5 .300 06/25/54 382,602
675,000 Home Depot, Inc 3 .500 09/15/56 470,531
500,000 JD.com, Inc 3 .375 01/14/30 486,529
500,000 JD.com, Inc 4 .125 01/14/50 408,649
750,000 LKQ Corp 5 .750 06/15/28 774,762
750,000 (a) LKQ Corp 6 .250 06/15/33 803,164
775,000 Lowe's Cos, Inc 3 .650 04/05/29 764,995
306,000 Lowe's Cos, Inc 4 .500 04/15/30 309,873
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,332,302
2,000,000 Lowe's Cos, Inc 4 .250 03/15/31 1,991,628
1,800,000 Lowe's Cos, Inc 2 .625 04/01/31 1,651,371
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 958,248
2,000,000 Lowe's Cos, Inc 4 .500 10/15/32 1,989,201
1,000,000 Lowe's Cos, Inc 5 .000 04/15/33 1,024,029
1,650,000 Lowe's Cos, Inc 5 .150 07/01/33 1,704,427
1,000,000 Lowe's Cos, Inc 4 .850 10/15/35 991,842
700,000 Lowe's Cos, Inc 2 .800 09/15/41 503,188
56,000 Lowe's Cos, Inc 4 .250 09/15/44 45,460
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 813,044
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,581,505
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,192,500
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,192,495
450,000 Lowe's Cos, Inc 3 .000 10/15/50 285,233

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6% (continued)
$ 1,000,000 Lowe's Cos, Inc 3 .500% 04/01/51 $ 694,047
500,000 Lowe's Cos, Inc 4 .250 04/01/52 393,932
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 969,510
275,000 Lowe's Cos, Inc 5 .750 07/01/53 272,109
500,000 Lowe's Cos, Inc 4 .450 04/01/62 390,795
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 976,927
600,000 Lowe's Cos, Inc 5 .850 04/01/63 587,040
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 994,113
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 495,290
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 175,290
1,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,008,666
1,000,000 O'Reilly Automotive, Inc 5 .000 08/19/34 1,007,259
55,000 Ross Stores, Inc 4 .700 04/15/27 55,299
500,000 Ross Stores, Inc 1 .875 04/15/31 440,385
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,644,757
500,000 TJX Cos, Inc 1 .600 05/15/31 438,931
650,000 Tractor Supply Co 1 .750 11/01/30 575,695
1,000,000 Tractor Supply Co 5 .250 05/15/33 1,034,111
375,000 Walmart, Inc 4 .350 04/28/30 380,917
1,000,000 Walmart, Inc 4 .900 04/28/35 1,028,018
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 140,998,362
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 Brunswick Corp 2 .400 08/18/31 875,763
500,000 Brunswick Corp 4 .400 09/15/32 476,806
1,000,000 DR Horton, Inc 5 .500 10/15/35 1,041,344
1,000,000 Hasbro, Inc 3 .900 11/19/29 983,457
500,000 (a) Hasbro, Inc 6 .050 05/14/34 530,399
100,000 Hasbro, Inc 6 .350 03/15/40 105,083
200,000 Hasbro, Inc 5 .100 05/15/44 178,255
475,000 Leggett & Platt, Inc 3 .500 11/15/27 468,209
350,000 (a) Leggett & Platt, Inc 4 .400 03/15/29 346,178
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 657,125
1,900,000 Lennar Corp 4 .750 11/29/27 1,915,230
1,000,000 Mattel, Inc 5 .000 11/17/30 1,006,934
500,000 MDC Holdings, Inc 3 .966 08/06/61 335,837
1,000,000 (a) Meritage Homes Corp 5 .650 03/15/35 1,021,676
500,000 Mohawk Industries, Inc 5 .850 09/18/28 520,034
750,000 Mohawk Industries, Inc 3 .625 05/15/30 726,990
300,000 NIKE, Inc 3 .625 05/01/43 241,110
825,000 NIKE, Inc 3 .875 11/01/45 664,388
200,000 NIKE, Inc 3 .375 11/01/46 148,189
2,440,000 NIKE, Inc 3 .375 03/27/50 1,742,360
1,000,000 NVR, Inc 3 .000 05/15/30 946,491
750,000 Polaris, Inc 6 .950 03/15/29 795,212
1,000,000 PVH Corp 5 .500 06/13/30 1,016,430
1,000,000 Ralph Lauren Corp 5 .000 06/15/32 1,027,532
161,000 Tapestry, Inc 4 .125 07/15/27 160,887
375,000 Tapestry, Inc 5 .100 03/11/30 384,977
450,000 Tapestry, Inc 3 .050 03/15/32 410,099
150,000 Tapestry, Inc 5 .500 03/11/35 153,356
1,500,000 (a) Toll Brothers Finance Corp 5 .600 06/15/35 1,551,887
TOTAL CONSUMER DURABLES & APPAREL 20,432,238
CONSUMER SERVICES - 0.4%
750,000 American University 3 .672 04/01/49 564,034
900,000 Booking Holdings, Inc 3 .550 03/15/28 892,708
1,000,000 Brown University 2 .924 09/01/50 657,079
1,000,000 Case Western Reserve University 5 .405 06/01/22 906,531
500,000 Choice Hotels International, Inc 3 .700 12/01/29 486,385
425,000 Choice Hotels International, Inc 5 .850 08/01/34 433,314
1,000,000 Claremont McKenna College 3 .775 01/01/22 645,840
330,000 (a) Cornell University 4 .835 06/15/34 335,212
1,500,000 Cornell University 4 .733 06/15/35 1,503,416

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 750,000 Darden Restaurants, Inc 4 .550% 10/15/29 $ 756,901
500,000 Darden Restaurants, Inc 6 .300 10/10/33 542,666
300,000 Darden Restaurants, Inc 4 .550 02/15/48 245,614
500,000 Emory University 2 .143 09/01/30 457,398
500,000 Emory University 2 .969 09/01/50 326,943
750,000 Expedia Group, Inc 4 .625 08/01/27 755,521
175,000 Expedia Group, Inc 3 .800 02/15/28 174,033
750,000 Expedia Group, Inc 3 .250 02/15/30 719,304
270,000 Expedia Group, Inc 2 .950 03/15/31 251,027
1,000,000 Expedia Group, Inc 5 .400 02/15/35 1,025,711
100,000 Georgetown University 4 .315 04/01/49 82,754
500,000 Georgetown University 2 .943 04/01/50 321,148
200,000 (a) Georgetown University 5 .115 04/01/53 185,161
300,000 Georgetown University 5 .215 10/01/18 262,919
500,000 GLP Capital LP 5 .250 02/15/33 501,811
1,500,000 GLP Capital LP 5 .750 11/01/37 1,491,922
2,000,000 Howard University 5 .209 10/01/52 1,700,930
275,000 Hyatt Hotels Corp 5 .750 01/30/27 279,223
200,000 Hyatt Hotels Corp 4 .375 09/15/28 200,501
500,000 Hyatt Hotels Corp 5 .250 06/30/29 514,685
1,100,000 Hyatt Hotels Corp 5 .750 04/23/30 1,149,516
500,000 Hyatt Hotels Corp 5 .375 12/15/31 515,001
500,000 Hyatt Hotels Corp 5 .750 03/30/32 523,844
500,000 Hyatt Hotels Corp 5 .500 06/30/34 515,353
500,000 Johns Hopkins University 4 .705 07/01/32 505,445
750,000 Johns Hopkins University 2 .813 01/01/60 442,601
1,000,000 Las Vegas Sands Corp 6 .000 08/15/29 1,043,766
500,000 Las Vegas Sands Corp 6 .000 06/14/30 523,953
1,000,000 Las Vegas Sands Corp 6 .200 08/15/34 1,051,009
500,000 Leland Stanford Junior University 1 .289 06/01/27 483,601
1,000,000 Leland Stanford Junior University 4 .679 03/01/35 1,007,279
300,000 Leland Stanford Junior University 3 .647 05/01/48 236,005
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 599,259
750,000 Marriott International, Inc 5 .550 10/15/28 778,839
300,000 Marriott International, Inc 4 .650 12/01/28 305,240
1,000,000 Marriott International, Inc 2 .850 04/15/31 927,084
1,500,000 Marriott International, Inc 4 .500 10/15/31 1,503,241
1,000,000 Marriott International, Inc 5 .100 04/15/32 1,029,824
1,000,000 Marriott International, Inc 3 .500 10/15/32 933,665
1,000,000 Marriott International, Inc 2 .750 10/15/33 873,016
1,000,000 Marriott International, Inc 5 .300 05/15/34 1,031,366
500,000 Marriott International, Inc 5 .350 03/15/35 513,687
1,500,000 Marriott International, Inc 5 .250 10/15/35 1,520,249
1,000,000 Marriott International, Inc 5 .500 04/15/37 1,023,683
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 998,413
1,000,000 (a) Massachusetts Institute of Technology 2 .294 07/01/51 569,491
405,000 Massachusetts Institute of Technology 5 .618 06/01/55 415,640
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 748,076
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 165,536
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 206,536
775,000 McDonald's Corp 3 .800 04/01/28 774,026
1,000,000 McDonald's Corp 4 .800 08/14/28 1,021,131
750,000 McDonald's Corp 2 .625 09/01/29 714,917
1,500,000 McDonald's Corp 4 .400 02/12/31 1,512,079
200,000 McDonald's Corp 4 .600 09/09/32 203,637
1,500,000 McDonald's Corp 4 .950 08/14/33 1,547,333
1,000,000 McDonald's Corp 5 .200 05/17/34 1,042,615
1,500,000 McDonald's Corp 4 .950 03/03/35 1,517,173
2,225,000 McDonald's Corp 4 .700 12/09/35 2,208,589
250,000 McDonald's Corp 6 .300 10/15/37 277,886
100,000 McDonald's Corp 6 .300 03/01/38 110,634
250,000 McDonald's Corp 4 .600 05/26/45 220,543

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.4% (continued)
$ 1,275,000 McDonald's Corp 4 .875% 12/09/45 $ 1,161,925
725,000 McDonald's Corp 4 .450 03/01/47 620,145
625,000 McDonald's Corp 4 .450 09/01/48 529,141
825,000 McDonald's Corp 3 .625 09/01/49 607,107
1,350,000 McDonald's Corp 4 .200 04/01/50 1,087,837
500,000 McDonald's Corp 5 .150 09/09/52 464,111
1,000,000 McDonald's Corp 5 .450 08/14/53 970,773
750,000 Northeastern University 2 .894 10/01/50 499,812
200,000 Northwestern University 3 .868 12/01/48 157,174
750,000 Northwestern University 2 .640 12/01/50 469,932
200,000 Northwestern University 3 .662 12/01/57 144,940
750,000 President and Fellows of Harvard College 5 .259 03/15/36 787,304
750,000 President and Fellows of Harvard College 3 .619 10/01/37 669,458
200,000 President and Fellows of Harvard College 3 .150 07/15/46 144,925
1,000,000 President and Fellows of Harvard College 2 .517 10/15/50 608,984
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 760,680
200,000 President and Fellows of Harvard College 3 .300 07/15/56 137,638
2,000,000 Royal Caribbean Cruises Ltd 5 .375 01/15/36 2,008,376
3,500,000 Sands China Ltd 5 .900 08/08/28 3,563,326
500,000 Starbucks Corp 2 .000 03/12/27 488,462
750,000 Starbucks Corp 3 .550 08/15/29 736,543
500,000 Starbucks Corp 2 .250 03/12/30 461,034
1,500,000 Starbucks Corp 2 .550 11/15/30 1,386,571
750,000 Starbucks Corp 4 .900 02/15/31 771,154
1,250,000 Starbucks Corp 3 .000 02/14/32 1,151,591
1,000,000 Starbucks Corp 4 .800 02/15/33 1,012,485
500,000 Starbucks Corp 5 .000 02/15/34 509,862
200,000 Starbucks Corp 4 .300 06/15/45 166,284
200,000 Starbucks Corp 3 .750 12/01/47 149,364
650,000 Starbucks Corp 4 .500 11/15/48 542,002
1,000,000 Starbucks Corp 4 .450 08/15/49 826,986
500,000 Starbucks Corp 3 .350 03/12/50 341,174
500,000 Starbucks Corp 3 .500 11/15/50 350,914
652,000 Thomas Jefferson University 3 .847 11/01/57 456,167
500,000 Trustees of Boston College 3 .129 07/01/52 339,830
1,000,000 Trustees of Columbia University in the City of New York 4 .355 10/01/35 978,517
880,000 Trustees of Dartmouth College 4 .273 06/01/30 887,744
1,000,000 Trustees of Princeton University 2 .516 07/01/50 625,968
665,000 Trustees of Princeton University 4 .201 03/01/52 553,564
1,000,000 University of Miami 4 .063 04/01/52 800,986
200,000 University of Notre Dame du Lac 3 .438 02/15/45 155,595
200,000 University of Notre Dame du Lac 3 .394 02/15/48 150,129
1,000,000 University of Southern California 2 .945 10/01/51 649,370
720,000 University of Southern California 4 .976 10/01/53 661,404
1,000,000 University of Southern California 3 .226 10/01/20 576,267
1,000,000 Washington University 3 .524 04/15/54 724,088
500,000 Washington University 4 .349 04/15/22 377,522
200,000 Wesleyan University 4 .781 07/01/16 155,618
200,000 William Marsh Rice University 3 .574 05/15/45 158,933
200,000 William Marsh Rice University 3 .774 05/15/55 153,626
750,000 Yale University 4 .701 04/15/32 771,525
750,000 Yale University 2 .402 04/15/50 449,775
TOTAL CONSUMER SERVICES 84,426,114
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
20,000 Ahold Finance USA LLC 6 .875 05/01/29 21,611
625,000 Costco Wholesale Corp 3 .000 05/18/27 620,403
475,000 Costco Wholesale Corp 1 .375 06/20/27 460,316
725,000 Costco Wholesale Corp 1 .600 04/20/30 656,697
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,561,387
1,500,000 CVS Health Corp 5 .000 09/15/32 1,531,006
1,000,000 CVS Health Corp 6 .200 09/15/55 1,015,341
1,000,000 CVS Health Corp 6 .250 09/15/65 1,002,008

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 1,900,000 Diageo Capital plc 2 .125% 04/29/32 $ 1,653,358
500,000 Dollar General Corp 4 .125 05/01/28 500,744
1,000,000 Dollar General Corp 5 .200 07/05/28 1,024,980
500,000 Dollar General Corp 3 .500 04/03/30 483,581
500,000 Dollar General Corp 5 .000 11/01/32 507,197
1,000,000 Dollar General Corp 5 .450 07/05/33 1,036,950
500,000 Dollar General Corp 4 .125 04/03/50 392,804
500,000 (a) Dollar General Corp 5 .500 11/01/52 476,267
500,000 Dollar Tree, Inc 4 .200 05/15/28 500,299
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 902,411
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 671,552
69,000 Koninklijke Ahold Delhaize NV 5 .700 10/01/40 71,451
175,000 Kroger Co 3 .700 08/01/27 174,367
1,150,000 Kroger Co 4 .500 01/15/29 1,164,827
250,000 Kroger Co 2 .200 05/01/30 230,002
1,500,000 Kroger Co 1 .700 01/15/31 1,321,648
100,000 Kroger Co 6 .900 04/15/38 114,837
250,000 Kroger Co 5 .000 04/15/42 233,105
300,000 Kroger Co 5 .150 08/01/43 281,434
300,000 Kroger Co 3 .875 10/15/46 233,082
900,000 Kroger Co 4 .450 02/01/47 757,184
700,000 Kroger Co 4 .650 01/15/48 601,425
300,000 Kroger Co 5 .400 01/15/49 285,908
500,000 Kroger Co 3 .950 01/15/50 381,672
1,550,000 Kroger Co 5 .500 09/15/54 1,476,067
1,700,000 Kroger Co 5 .650 09/15/64 1,621,629
500,000 Starbucks Corp 4 .800 05/15/30 510,329
500,000 (a) Starbucks Corp 5 .400 05/15/35 520,007
500,000 SYSCO Corp 5 .750 01/17/29 522,561
1,000,000 SYSCO Corp 2 .400 02/15/30 930,675
332,000 SYSCO Corp 5 .950 04/01/30 352,068
500,000 SYSCO Corp 5 .100 09/23/30 516,269
400,000 SYSCO Corp 2 .450 12/14/31 358,505
1,275,000 SYSCO Corp 6 .000 01/17/34 1,377,672
400,000 SYSCO Corp 5 .400 03/23/35 414,314
300,000 SYSCO Corp 4 .850 10/01/45 270,515
500,000 SYSCO Corp 4 .500 04/01/46 429,523
250,000 SYSCO Corp 4 .450 03/15/48 211,639
550,000 SYSCO Corp 3 .300 02/15/50 382,915
905,000 SYSCO Corp 6 .600 04/01/50 994,232
675,000 SYSCO Corp 3 .150 12/14/51 449,915
600,000 Target Corp 2 .350 02/15/30 561,252
3,000,000 Target Corp 2 .650 09/15/30 2,813,452
500,000 (a) Target Corp 4 .500 09/15/32 504,940
1,000,000 (a) Target Corp 4 .400 01/15/33 999,609
875,000 Target Corp 4 .500 09/15/34 866,312
500,000 (a) Target Corp 5 .000 04/15/35 506,562
1,000,000 Target Corp 5 .250 02/15/36 1,027,156
1,000,000 Target Corp 2 .950 01/15/52 637,763
1,500,000 (a) Target Corp 4 .800 01/15/53 1,335,775
3,000,000 Walmart, Inc 3 .900 04/15/28 3,015,818
1,000,000 Walmart, Inc 1 .500 09/22/28 945,549
21,000 Walmart, Inc 2 .375 09/24/29 19,911
2,000,000 Walmart, Inc 4 .000 04/15/30 2,017,547
1,750,000 Walmart, Inc 1 .800 09/22/31 1,559,429
5,000,000 Walmart, Inc 4 .150 09/09/32 5,031,471
900,000 Walmart, Inc 4 .100 04/15/33 898,392
825,000 Walmart, Inc 2 .500 09/22/41 597,771
1,500,000 Walmart, Inc 2 .650 09/22/51 945,643
2,500,000 Walmart, Inc 4 .500 09/09/52 2,201,862

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3% (continued)
$ 1,850,000 Walmart, Inc 4 .500% 04/15/53 $ 1,636,023
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 60,330,926
ENERGY - 1.8%
1,000,000 (a) APA Corp 6 .100 02/15/35 1,027,944
750,000 APA Corp 5 .350 07/01/49 623,362
1,000,000 APA Corp 6 .750 02/15/55 995,956
1,000,000 Baker Hughes Holdings LLC 3 .138 11/07/29 964,763
500,000 Baker Hughes Holdings LLC 4 .486 05/01/30 503,483
800,000 Baker Hughes Holdings LLC 5 .125 09/15/40 777,937
875,000 Baker Hughes Holdings LLC 4 .080 12/15/47 696,239
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 451,632
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 932,803
1,000,000 Boardwalk Pipelines LP 5 .625 08/01/34 1,044,788
500,000 Boardwalk Pipelines LP 5 .375 02/15/36 502,481
1,000,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,019,770
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 750,927
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,308,345
1,500,000 BP Capital Markets America, Inc 4 .699 04/10/29 1,529,015
1,000,000 BP Capital Markets America, Inc 4 .970 10/17/29 1,029,022
1,500,000 BP Capital Markets America, Inc 4 .868 11/25/29 1,538,758
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 899,190
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,821,545
2,350,000 BP Capital Markets America, Inc 4 .812 02/13/33 2,379,907
850,000 BP Capital Markets America, Inc 4 .893 09/11/33 864,718
900,000 BP Capital Markets America, Inc 4 .989 04/10/34 917,781
3,000,000 BP Capital Markets America, Inc 5 .227 11/17/34 3,094,873
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 761,141
1,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 651,960
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 584,884
1,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 954,413
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 639,650
1,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 979,180
925,000 BP Capital Markets plc 3 .279 09/19/27 916,981
500,000 Canadian Natural Resources Ltd 5 .000 12/15/29 512,783
1,500,000 Canadian Natural Resources Ltd 2 .950 07/15/30 1,413,615
1,500,000 Canadian Natural Resources Ltd 5 .400 12/15/34 1,526,990
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,723,511
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 704,077
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 1,066,114
1,000,000 Cenovus Energy, Inc 5 .400 03/20/36 998,688
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 996,158
1,700,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 1,660,188
500,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 426,329
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 1,002,102
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 973,759
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 921,034
2,350,000 Cheniere Energy Partners LP 5 .950 06/30/33 2,491,876
675,000 (b) Cheniere Energy Partners LP 5 .550 10/30/35 690,105
2,100,000 Cheniere Energy, Inc 5 .650 04/15/34 2,178,498
1,600,000 Chevron Corp 2 .236 05/11/30 1,483,769
500,000 Chevron Corp 3 .078 05/11/50 339,026
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,015,552
1,000,000 Chevron USA, Inc 4 .819 04/15/32 1,029,078
1,250,000 Chevron USA, Inc 4 .980 04/15/35 1,280,556
250,000 Chevron USA, Inc 2 .343 08/12/50 145,242
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 296,323
1,000,000 (b) Columbia Pipelines Operating Co LLC 5 .695 10/01/54 946,364
750,000 ConocoPhillips 5 .900 10/15/32 814,013
1,500,000 ConocoPhillips Co 4 .700 01/15/30 1,528,138
1,000,000 (a) ConocoPhillips Co 4 .850 01/15/32 1,026,843
875,000 ConocoPhillips Co 5 .050 09/15/33 900,162
77,000 ConocoPhillips Co 4 .150 11/15/34 73,081

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,500,000 ConocoPhillips Co 5 .000% 01/15/35 $ 1,520,775
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,384,557
300,000 ConocoPhillips Co 4 .300 11/15/44 253,570
850,000 ConocoPhillips Co 3 .800 03/15/52 623,530
400,000 ConocoPhillips Co 5 .300 05/15/53 372,620
575,000 ConocoPhillips Co 5 .550 03/15/54 553,240
1,612,000 ConocoPhillips Co 4 .025 03/15/62 1,171,161
1,500,000 ConocoPhillips Co 5 .700 09/15/63 1,445,147
1,000,000 ConocoPhillips Co 5 .650 01/15/65 960,172
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,497,064
300,000 Coterra Energy, Inc 4 .375 03/15/29 300,795
500,000 Coterra Energy, Inc 5 .600 03/15/34 515,174
1,000,000 Coterra Energy, Inc 5 .400 02/15/35 1,014,994
1,000,000 Coterra Energy, Inc 5 .900 02/15/55 960,197
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 1,018,926
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 1,022,890
1,000,000 Deere Funding Canada Corp 4 .150 10/09/30 999,898
2,000,000 (a) Devon Energy Corp 4 .500 01/15/30 2,005,707
1,000,000 (a) Devon Energy Corp 5 .200 09/15/34 995,590
885,000 Devon Energy Corp 5 .600 07/15/41 856,117
700,000 Devon Energy Corp 4 .750 05/15/42 605,247
1,100,000 Devon Energy Corp 5 .000 06/15/45 956,963
1,000,000 Devon Energy Corp 5 .750 09/15/54 918,896
1,000,000 Diamondback Energy, Inc 5 .150 01/30/30 1,028,567
650,000 Diamondback Energy, Inc 3 .125 03/24/31 607,368
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,077,457
825,000 Diamondback Energy, Inc 5 .400 04/18/34 844,738
325,000 Diamondback Energy, Inc 5 .550 04/01/35 334,045
1,000,000 (a) Diamondback Energy, Inc 4 .400 03/24/51 801,498
450,000 Diamondback Energy, Inc 4 .250 03/15/52 349,771
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 1,009,549
1,500,000 Diamondback Energy, Inc 5 .750 04/18/54 1,417,556
1,000,000 Diamondback Energy, Inc 5 .900 04/18/64 943,970
986,000 Eastern Energy Gas Holdings LLC 5 .650 10/15/54 953,789
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 176,689
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 171,504
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 297,375
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 231,571
100,000 Enbridge, Inc 3 .700 07/15/27 99,473
425,000 Enbridge, Inc 4 .600 06/20/28 429,381
500,000 Enbridge, Inc 5 .300 04/05/29 515,425
1,000,000 Enbridge, Inc 4 .900 06/20/30 1,022,305
1,000,000 Enbridge, Inc 6 .200 11/15/30 1,073,826
500,000 Enbridge, Inc 5 .700 03/08/33 526,644
350,000 Enbridge, Inc 5 .625 04/05/34 365,373
1,500,000 Enbridge, Inc 5 .550 06/20/35 1,551,899
600,000 Enbridge, Inc 5 .200 11/20/35 604,797
300,000 Enbridge, Inc 4 .500 06/10/44 254,121
925,000 Enbridge, Inc 5 .500 12/01/46 909,529
1,000,000 Enbridge, Inc 4 .000 11/15/49 765,165
500,000 Enbridge, Inc 3 .400 08/01/51 341,679
1,000,000 Enbridge, Inc 6 .700 11/15/53 1,097,858
1,700,000 Enbridge, Inc 5 .950 04/05/54 1,720,911
750,000 Enbridge, Inc 7 .200 06/27/54 794,171
750,000 Enbridge, Inc 7 .375 03/15/55 793,901
1,000,000 Enbridge, Inc 8 .250 01/15/84 1,070,031
1,000,000 Enbridge, Inc 8 .500 01/15/84 1,146,668
200,000 Energy Transfer LP 4 .400 03/15/27 200,620
250,000 Energy Transfer LP 4 .200 04/15/27 250,107
350,000 Energy Transfer LP 4 .950 06/15/28 355,786
1,000,000 Energy Transfer LP 6 .100 12/01/28 1,050,374
1,600,000 Energy Transfer LP 5 .250 04/15/29 1,644,070

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Energy Transfer LP 5 .250% 07/01/29 $ 1,029,076
450,000 Energy Transfer LP 5 .200 04/01/30 463,511
3,125,000 Energy Transfer LP 3 .750 05/15/30 3,041,149
1,000,000 Energy Transfer LP 6 .400 12/01/30 1,080,210
2,100,000 Energy Transfer LP 5 .750 02/15/33 2,203,811
1,550,000 Energy Transfer LP 6 .550 12/01/33 1,698,841
2,400,000 Energy Transfer LP 5 .550 05/15/34 2,466,376
1,000,000 Energy Transfer LP 5 .600 09/01/34 1,029,116
400,000 Energy Transfer LP 4 .900 03/15/35 390,139
500,000 Energy Transfer LP 5 .800 06/15/38 509,216
140,000 Energy Transfer LP 7 .500 07/01/38 162,085
650,000 Energy Transfer LP 6 .500 02/01/42 684,507
100,000 Energy Transfer LP 6 .100 02/15/42 100,031
200,000 Energy Transfer LP 5 .150 02/01/43 180,003
200,000 Energy Transfer LP 5 .950 10/01/43 195,836
300,000 Energy Transfer LP 5 .300 04/01/44 272,099
100,000 Energy Transfer LP 5 .000 05/15/44 86,680
550,000 Energy Transfer LP 5 .150 03/15/45 486,184
200,000 Energy Transfer LP 5 .350 05/15/45 180,875
625,000 Energy Transfer LP 6 .125 12/15/45 613,510
500,000 Energy Transfer LP 5 .300 04/15/47 443,687
1,225,000 Energy Transfer LP 5 .400 10/01/47 1,100,838
1,025,000 Energy Transfer LP 6 .000 06/15/48 994,021
2,750,000 Energy Transfer LP 6 .250 04/15/49 2,721,713
1,000,000 Energy Transfer LP 5 .000 05/15/50 836,648
1,400,000 Energy Transfer LP 5 .950 05/15/54 1,326,711
2,000,000 Energy Transfer LP 6 .200 04/01/55 1,960,337
1,000,000 Enterprise Products Operating LLC 4 .300 06/20/28 1,008,578
1,450,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,405,814
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 712,488
1,500,000 Enterprise Products Operating LLC 4 .600 01/15/31 1,518,430
1,500,000 Enterprise Products Operating LLC 5 .350 01/31/33 1,566,474
1,500,000 Enterprise Products Operating LLC 4 .850 01/31/34 1,515,541
1,000,000 Enterprise Products Operating LLC 4 .950 02/15/35 1,011,635
1,225,000 Enterprise Products Operating LLC 5 .200 01/15/36 1,246,977
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 516,696
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 184,494
525,000 Enterprise Products Operating LLC 4 .850 08/15/42 486,023
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 285,620
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,620,142
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 726,683
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 452,084
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 554,236
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,179,488
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 761,903
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 663,323
1,425,000 Enterprise Products Operating LLC 3 .300 02/15/53 951,529
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 177,336
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,186,066
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 698,802
100,000 Enterprise Products Operating LLC 7 .099 08/16/77 99,804
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 397,382
500,000 EOG Resources, Inc 4 .375 04/15/30 503,087
225,000 EOG Resources, Inc 4 .400 01/15/31 225,875
1,500,000 EOG Resources, Inc 5 .000 07/15/32 1,536,428
200,000 EOG Resources, Inc 3 .900 04/01/35 186,067
200,000 EOG Resources, Inc 5 .100 01/15/36 201,936
1,500,000 EOG Resources, Inc 5 .350 01/15/36 1,541,345
500,000 EOG Resources, Inc 4 .950 04/15/50 446,973
1,250,000 EOG Resources, Inc 5 .950 07/15/55 1,272,973
2,000,000 EQT Corp 5 .750 02/01/34 2,089,290
500,000 Equinor ASA 3 .000 04/06/27 496,385

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,000,000 Equinor ASA 4 .250% 06/02/28 $ 1,009,042
1,500,000 Equinor ASA 3 .625 09/10/28 1,495,788
300,000 Equinor ASA 3 .125 04/06/30 289,025
1,175,000 Equinor ASA 2 .375 05/22/30 1,093,651
1,250,000 Equinor ASA 4 .500 09/03/30 1,268,089
1,000,000 Equinor ASA 5 .125 06/03/35 1,026,965
1,000,000 Equinor ASA 4 .750 11/14/35 994,836
300,000 Equinor ASA 3 .625 04/06/40 253,555
200,000 Equinor ASA 5 .100 08/17/40 198,667
400,000 Equinor ASA 4 .250 11/23/41 354,473
300,000 Equinor ASA 3 .950 05/15/43 252,228
1,300,000 Equinor ASA 4 .800 11/08/43 1,208,961
750,000 Equinor ASA 3 .250 11/18/49 522,778
1,300,000 Equinor ASA 3 .700 04/06/50 985,267
2,500,000 Expand Energy Corp 5 .700 01/15/35 2,587,176
1,750,000 Exxon Mobil Corp 3 .294 03/19/27 1,742,464
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 954,709
750,000 Exxon Mobil Corp 3 .482 03/19/30 733,395
750,000 Exxon Mobil Corp 2 .610 10/15/30 703,153
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 800,243
2,250,000 Exxon Mobil Corp 4 .227 03/19/40 2,063,698
500,000 Exxon Mobil Corp 3 .567 03/06/45 391,311
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,024,234
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 956,121
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,760,158
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 2,007,916
2,000,000 Halliburton Co 2 .920 03/01/30 1,891,918
500,000 Halliburton Co 4 .850 11/15/35 493,332
125,000 Halliburton Co 6 .700 09/15/38 138,385
125,000 Halliburton Co 7 .450 09/15/39 147,203
750,000 Halliburton Co 4 .750 08/01/43 660,581
2,825,000 Halliburton Co 5 .000 11/15/45 2,525,760
1,000,000 (a) Helmerich & Payne, Inc 2 .900 09/29/31 892,435
500,000 (a) Helmerich & Payne, Inc 5 .500 12/01/34 492,267
2,100,000 Hess Corp 4 .300 04/01/27 2,108,883
200,000 Hess Corp 6 .000 01/15/40 215,830
1,190,000 Hess Corp 5 .600 02/15/41 1,229,535
900,000 Hess Corp 5 .800 04/01/47 922,496
1,000,000 HF Sinclair Corp 5 .750 01/15/31 1,033,374
1,000,000 (a) HF Sinclair Corp 6 .250 01/15/35 1,042,712
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 336,976
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 576,964
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 353,099
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 454,355
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 383,195
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 188,962
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,838,789
1,000,000 Kinder Morgan, Inc 5 .000 02/01/29 1,023,159
1,000,000 Kinder Morgan, Inc 5 .100 08/01/29 1,028,293
450,000 Kinder Morgan, Inc 2 .000 02/15/31 401,617
300,000 Kinder Morgan, Inc 7 .750 01/15/32 347,976
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,252,862
1,000,000 Kinder Morgan, Inc 5 .200 06/01/33 1,029,011
1,000,000 Kinder Morgan, Inc 5 .400 02/01/34 1,032,409
1,800,000 Kinder Morgan, Inc 5 .300 12/01/34 1,834,863
300,000 Kinder Morgan, Inc 5 .850 06/01/35 317,313
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,546,914
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,122,599
500,000 Kinder Morgan, Inc 3 .250 08/01/50 330,718
1,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,049,533
750,000 Kinder Morgan, Inc 5 .450 08/01/52 697,279
1,000,000 Kinder Morgan, Inc 5 .950 08/01/54 993,483

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 1,500,000 Magellan Midstream Partners LP 3 .950% 03/01/50 $ 1,087,721
200,000 Marathon Petroleum Corp 3 .800 04/01/28 198,846
1,500,000 Marathon Petroleum Corp 5 .150 03/01/30 1,543,762
500,000 Marathon Petroleum Corp 5 .700 03/01/35 514,519
1,300,000 Marathon Petroleum Corp 6 .500 03/01/41 1,383,628
450,000 Marathon Petroleum Corp 4 .750 09/15/44 384,636
250,000 Marathon Petroleum Corp 5 .850 12/15/45 241,791
600,000 Marathon Petroleum Corp 4 .500 04/01/48 482,889
200,000 Marathon Petroleum Corp 5 .000 09/15/54 167,150
100,000 MPLX LP 4 .125 03/01/27 100,044
150,000 MPLX LP 4 .250 12/01/27 150,396
475,000 MPLX LP 4 .000 03/15/28 473,992
2,125,000 MPLX LP 2 .650 08/15/30 1,968,133
500,000 MPLX LP 4 .950 09/01/32 503,378
1,500,000 MPLX LP 5 .000 01/15/33 1,505,347
1,000,000 MPLX LP 5 .000 03/01/33 1,004,699
1,050,000 MPLX LP 5 .500 06/01/34 1,071,201
1,500,000 MPLX LP 5 .400 04/01/35 1,509,583
1,500,000 MPLX LP 5 .400 09/15/35 1,511,160
975,000 MPLX LP 4 .500 04/15/38 888,981
375,000 MPLX LP 5 .200 03/01/47 335,102
825,000 MPLX LP 4 .700 04/15/48 685,676
850,000 MPLX LP 5 .500 02/15/49 780,558
2,000,000 MPLX LP 4 .950 03/14/52 1,681,220
600,000 MPLX LP 5 .650 03/01/53 556,408
1,600,000 MPLX LP 4 .900 04/15/58 1,309,686
500,000 (a) National Oilwell Varco, Inc 3 .600 12/01/29 487,492
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 627,809
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 999,302
1,000,000 Occidental Petroleum Corp 5 .200 08/01/29 1,024,991
1,500,000 Occidental Petroleum Corp 8 .875 07/15/30 1,734,453
2,000,000 Occidental Petroleum Corp 6 .625 09/01/30 2,153,128
1,500,000 Occidental Petroleum Corp 7 .500 05/01/31 1,687,772
1,000,000 Occidental Petroleum Corp 5 .375 01/01/32 1,023,998
1,000,000 (a) Occidental Petroleum Corp 5 .550 10/01/34 1,020,013
1,500,000 Occidental Petroleum Corp 6 .450 09/15/36 1,598,588
1,500,000 Occidental Petroleum Corp 6 .600 03/15/46 1,551,423
1,150,000 Occidental Petroleum Corp 6 .050 10/01/54 1,099,921
130,000 ONEOK Partners LP 6 .650 10/01/36 141,485
250,000 ONEOK Partners LP 6 .850 10/15/37 275,736
100,000 ONEOK Partners LP 6 .125 02/01/41 102,520
750,000 ONEOK, Inc 5 .650 11/01/28 778,937
325,000 ONEOK, Inc 4 .350 03/15/29 326,041
500,000 ONEOK, Inc 3 .400 09/01/29 484,454
1,000,000 ONEOK, Inc 4 .400 10/15/29 1,003,347
500,000 ONEOK, Inc 3 .100 03/15/30 475,418
475,000 ONEOK, Inc 3 .250 06/01/30 452,122
750,000 ONEOK, Inc 5 .800 11/01/30 790,583
175,000 ONEOK, Inc 6 .350 01/15/31 187,821
1,000,000 ONEOK, Inc 4 .750 10/15/31 1,005,313
1,000,000 ONEOK, Inc 4 .950 10/15/32 1,004,532
825,000 ONEOK, Inc 6 .100 11/15/32 882,822
1,500,000 ONEOK, Inc 6 .050 09/01/33 1,595,669
1,000,000 ONEOK, Inc 5 .050 11/01/34 991,070
225,000 ONEOK, Inc 4 .250 09/15/46 176,263
425,000 ONEOK, Inc 4 .200 10/03/47 329,600
525,000 ONEOK, Inc 4 .850 02/01/49 442,341
1,000,000 ONEOK, Inc 4 .450 09/01/49 804,379
500,000 ONEOK, Inc 4 .500 03/15/50 404,880
300,000 ONEOK, Inc 7 .150 01/15/51 329,395
1,500,000 ONEOK, Inc 5 .700 11/01/54 1,397,904
1,500,000 ONEOK, Inc 5 .850 11/01/64 1,407,326

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 500,000 Ovintiv, Inc 5 .650% 05/15/28 $ 514,738
1,000,000 Ovintiv, Inc 6 .250 07/15/33 1,060,720
1,000,000 Ovintiv, Inc 6 .500 08/15/34 1,074,170
1,000,000 Ovintiv, Inc 7 .100 07/15/53 1,062,639
500,000 Patterson-UTI Energy, Inc 7 .150 10/01/33 535,120
738,000 Phillips 66 4 .650 11/15/34 723,059
125,000 Phillips 66 5 .875 05/01/42 126,346
2,375,000 Phillips 66 4 .875 11/15/44 2,086,130
825,000 Phillips 66 3 .300 03/15/52 536,344
675,000 Phillips 66 Co 3 .750 03/01/28 670,350
500,000 Phillips 66 Co 3 .150 12/15/29 479,952
1,250,000 Phillips 66 Co 5 .250 06/15/31 1,299,110
1,125,000 Phillips 66 Co 5 .300 06/30/33 1,160,170
1,000,000 Phillips 66 Co 4 .950 03/15/35 993,725
425,000 Phillips 66 Co 4 .680 02/15/45 359,482
350,000 Phillips 66 Co 4 .900 10/01/46 305,043
500,000 Phillips 66 Co 5 .650 06/15/54 469,330
1,000,000 Phillips 66 Co 5 .500 03/15/55 921,110
575,000 Phillips 66 Co 6 .200 03/15/56 572,643
1,750,000 Pioneer Natural Resources Co 2 .150 01/15/31 1,587,147
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 970,679
1,750,000 Plains All American Pipeline LP 5 .700 09/15/34 1,804,647
1,000,000 Plains All American Pipeline LP 5 .950 06/15/35 1,041,433
1,500,000 Plains All American Pipeline LP 5 .600 01/15/36 1,517,349
100,000 Plains All American Pipeline LP 6 .650 01/15/37 108,647
250,000 Plains All American Pipeline LP 5 .150 06/01/42 228,335
300,000 Plains All American Pipeline LP 4 .700 06/15/44 255,270
300,000 Plains All American Pipeline LP 4 .900 02/15/45 262,394
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,692,980
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 550,541
972,390 Sabine Pass Liquefaction LLC 5 .900 09/15/37 1,021,521
1,225,000 (b) Shell Finance US, Inc 3 .875 11/13/28 1,224,427
2,500,000 Shell Finance US, Inc 2 .375 11/07/29 2,357,938
1,000,000 Shell Finance US, Inc 2 .750 04/06/30 948,232
1,000,000 Shell Finance US, Inc 4 .125 11/06/30 999,869
500,000 Shell Finance US, Inc 4 .125 05/11/35 479,960
1,000,000 Shell Finance US, Inc 4 .750 01/06/36 998,521
350,000 (b) Shell Finance US, Inc 6 .375 12/15/38 389,855
100,000 (b) Shell Finance US, Inc 5 .500 03/25/40 102,329
1,200,000 Shell Finance US, Inc 4 .550 08/12/43 1,073,348
2,025,000 Shell Finance US, Inc 4 .375 05/11/45 1,744,012
650,000 Shell Finance US, Inc 4 .000 05/10/46 525,492
1,180,000 Shell Finance US, Inc 3 .750 09/12/46 919,339
1,500,000 (b) Shell Finance US, Inc 3 .125 11/07/49 1,009,280
1,500,000 Shell Finance US, Inc 3 .250 04/06/50 1,034,187
2,000,000 (b) Shell Finance US, Inc 3 .000 11/26/51 1,282,808
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,109,453
388,000 Solventum Corp 5 .400 03/01/29 401,844
1,000,000 Solventum Corp 5 .450 03/13/31 1,043,121
1,500,000 Solventum Corp 5 .600 03/23/34 1,560,738
975,000 Solventum Corp 5 .900 04/30/54 979,273
450,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 454,116
450,000 South Bow USA Infrastructure Holdings LLC 5 .026 10/01/29 456,471
1,225,000 South Bow USA Infrastructure Holdings LLC 5 .584 10/01/34 1,237,130
725,000 South Bow USA Infrastructure Holdings LLC 6 .176 10/01/54 696,475
200,000 Spectra Energy Partners LP 5 .950 09/25/43 201,637
600,000 Spectra Energy Partners LP 4 .500 03/15/45 506,020
136,000 Suncor Energy, Inc 6 .800 05/15/38 150,171
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,176,931
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 711,651
2,000,000 Targa Resources Corp 4 .900 09/15/30 2,037,769
350,000 Targa Resources Corp 4 .200 02/01/33 335,076

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 750,000 Targa Resources Corp 6 .125% 03/15/33 $ 802,258
1,500,000 Targa Resources Corp 5 .500 02/15/35 1,536,527
1,000,000 Targa Resources Corp 5 .550 08/15/35 1,023,511
2,000,000 Targa Resources Corp 5 .650 02/15/36 2,054,389
1,000,000 Targa Resources Corp 5 .400 07/30/36 1,001,150
575,000 Targa Resources Corp 4 .950 04/15/52 491,471
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,255,074
750,000 Targa Resources Corp 6 .500 02/15/53 781,594
400,000 Targa Resources Partners LP 6 .150 03/01/29 421,085
500,000 Targa Resources Partners LP 6 .500 03/30/34 545,694
350,000 TC PipeLines LP 3 .900 05/25/27 348,522
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,244,730
900,000 TotalEnergies Capital International S.A. 3 .455 02/19/29 886,169
775,000 TotalEnergies Capital International S.A. 2 .986 06/29/41 586,261
500,000 TotalEnergies Capital International S.A. 3 .461 07/12/49 357,023
1,500,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 999,820
1,000,000 TotalEnergies Capital International S.A. 3 .386 06/29/60 648,869
1,125,000 TotalEnergies Capital S.A. 3 .883 10/11/28 1,126,475
300,000 TotalEnergies Capital S.A. 5 .150 04/05/34 311,448
1,000,000 TotalEnergies Capital S.A. 4 .724 09/10/34 1,008,682
1,275,000 TotalEnergies Capital S.A. 5 .488 04/05/54 1,232,821
700,000 TotalEnergies Capital S.A. 5 .275 09/10/54 657,723
1,925,000 TotalEnergies Capital S.A. 5 .638 04/05/64 1,859,225
750,000 TotalEnergies Capital S.A. 5 .425 09/10/64 701,931
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,954,199
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,875,063
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 106,530
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 237,191
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 131,331
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,315,162
1,000,000 TransCanada PipeLines Ltd 7 .000 06/01/65 1,030,780
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,199,002
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 479,020
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 737,993
750,000 Valero Energy Corp 2 .150 09/15/27 726,306
342,000 Valero Energy Corp 4 .350 06/01/28 343,877
1,000,000 Valero Energy Corp 2 .800 12/01/31 911,253
455,000 Valero Energy Corp 7 .500 04/15/32 520,843
850,000 Valero Energy Corp 6 .625 06/15/37 935,961
300,000 Valero Energy Corp 4 .900 03/15/45 267,270
500,000 Valero Energy Corp 3 .650 12/01/51 346,105
1,000,000 Valero Energy Corp 4 .000 06/01/52 737,112
300,000 Valero Energy Partners LP 4 .500 03/15/28 302,040
1,000,000 Veralto Corp 5 .450 09/18/33 1,043,669
1,000,000 Viper Energy Partners LLC 4 .900 08/01/30 1,011,470
1,000,000 Viper Energy Partners LLC 5 .700 08/01/35 1,020,530
1,000,000 Western Midstream Operating LP 4 .300 02/01/30 979,680
2,000,000 Western Midstream Operating LP 6 .150 04/01/33 2,117,730
1,500,000 Western Midstream Operating LP 5 .450 11/15/34 1,510,752
800,000 Williams Cos, Inc 5 .300 08/15/28 823,561
500,000 Williams Cos, Inc 4 .800 11/15/29 509,533
1,500,000 Williams Cos, Inc 2 .600 03/15/31 1,369,382
1,000,000 Williams Cos, Inc 4 .650 08/15/32 1,001,474
625,000 Williams Cos, Inc 5 .650 03/15/33 657,304
1,000,000 Williams Cos, Inc 5 .150 03/15/34 1,016,759
1,000,000 Williams Cos, Inc 5 .300 09/30/35 1,017,187
300,000 Williams Cos, Inc 6 .300 04/15/40 323,168
300,000 Williams Cos, Inc 5 .800 11/15/43 297,992
300,000 Williams Cos, Inc 5 .400 03/04/44 287,592
1,000,000 Williams Cos, Inc 4 .900 01/15/45 894,934
225,000 Williams Cos, Inc 5 .100 09/15/45 206,495
1,700,000 Williams Cos, Inc 4 .850 03/01/48 1,489,084

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.8% (continued)
$ 500,000 Williams Cos, Inc 5 .300% 08/15/52 $ 461,188
1,000,000 Williams Cos, Inc 5 .800 11/15/54 987,896
1,000,000 Williams Cos, Inc 6 .000 03/15/55 1,016,499
1,000,000 Woodside Finance Ltd 5 .400 05/19/30 1,026,839
1,000,000 Woodside Finance Ltd 5 .700 05/19/32 1,040,550
1,000,000 Woodside Finance Ltd 5 .100 09/12/34 987,999
1,000,000 Woodside Finance Ltd 6 .000 05/19/35 1,041,445
575,000 Woodside Finance Ltd 5 .700 09/12/54 539,680
TOTAL ENERGY 400,106,146
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
50,000 Agree LP 2 .000 06/15/28 47,637
150,000 Agree LP 2 .900 10/01/30 140,364
200,000 Agree LP 4 .800 10/01/32 201,241
500,000 Agree LP 2 .600 06/15/33 431,245
500,000 Agree LP 5 .625 06/15/34 522,654
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 200,069
425,000 Alexandria Real Estate Equities, Inc 2 .750 12/15/29 398,861
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 100,554
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 257,048
1,000,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 845,513
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 368,521
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 685,024
600,000 Alexandria Real Estate Equities, Inc 4 .750 04/15/35 577,475
1,000,000 Alexandria Real Estate Equities, Inc 5 .500 10/01/35 1,016,252
1,000,000 Alexandria Real Estate Equities, Inc 5 .250 05/15/36 988,495
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 422,595
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 522,096
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 611,030
500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 339,697
200,000 Alexandria Real Estate Equities, Inc 5 .150 04/15/53 174,184
500,000 Alexandria Real Estate Equities, Inc 5 .625 05/15/54 468,658
500,000 American Assets Trust LP 3 .375 02/01/31 455,665
500,000 American Assets Trust LP 6 .150 10/01/34 507,191
500,000 American Homes 4 Rent LP 4 .900 02/15/29 508,281
250,000 American Homes 4 Rent LP 2 .375 07/15/31 223,476
750,000 American Homes 4 Rent LP 3 .625 04/15/32 708,396
1,000,000 American Homes 4 Rent LP 5 .500 02/01/34 1,032,594
600,000 American Homes 4 Rent LP 5 .250 03/15/35 608,565
250,000 American Homes 4 Rent LP 3 .375 07/15/51 169,072
500,000 American Homes 4 Rent LP 4 .300 04/15/52 397,205
1,000,000 American Tower Corp 5 .500 03/15/28 1,028,869
1,000,000 American Tower Corp 5 .200 02/15/29 1,029,159
350,000 American Tower Corp 3 .950 03/15/29 347,049
750,000 American Tower Corp 2 .900 01/15/30 711,955
1,000,000 American Tower Corp 5 .000 01/31/30 1,023,953
1,000,000 American Tower Corp 4 .900 03/15/30 1,021,332
750,000 American Tower Corp 2 .100 06/15/30 680,655
725,000 American Tower Corp 1 .875 10/15/30 647,606
1,000,000 American Tower Corp 2 .700 04/15/31 918,205
1,000,000 American Tower Corp 2 .300 09/15/31 888,200
500,000 American Tower Corp 4 .050 03/15/32 486,675
1,000,000 American Tower Corp 5 .650 03/15/33 1,053,604
1,250,000 American Tower Corp 5 .900 11/15/33 1,335,110
1,000,000 American Tower Corp 5 .450 02/15/34 1,038,699
475,000 American Tower Corp 5 .400 01/31/35 488,945
1,300,000 American Tower Corp 5 .350 03/15/35 1,332,779
600,000 American Tower Corp 3 .700 10/15/49 445,494
425,000 American Tower Corp 3 .100 06/15/50 279,191
500,000 American Tower Corp 2 .950 01/15/51 318,074
750,000 (a) Americold Realty Operating Partnership LP 5 .600 05/15/32 755,073
500,000 Americold Realty Operating Partnership LP 5 .409 09/12/34 487,933
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 197,095

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 500,000 AvalonBay Communities, Inc 1 .900% 12/01/28 $ 472,470
500,000 AvalonBay Communities, Inc 4 .350 12/01/30 501,057
800,000 AvalonBay Communities, Inc 2 .050 01/15/32 701,441
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 460,700
500,000 AvalonBay Communities, Inc 5 .300 12/07/33 520,779
500,000 AvalonBay Communities, Inc 5 .350 06/01/34 519,480
1,000,000 AvalonBay Communities, Inc 5 .000 08/01/35 1,011,176
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 330,445
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 170,164
500,000 Boston Properties LP 6 .750 12/01/27 522,985
550,000 Boston Properties LP 4 .500 12/01/28 553,555
50,000 Boston Properties LP 3 .400 06/21/29 48,412
1,000,000 Boston Properties LP 3 .250 01/30/31 937,871
1,000,000 Boston Properties LP 2 .550 04/01/32 872,371
1,000,000 Boston Properties LP 2 .450 10/01/33 827,198
500,000 Boston Properties LP 6 .500 01/15/34 538,221
750,000 Boston Properties LP 5 .750 01/15/35 771,304
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 299,109
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 96,015
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 597,561
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 89,884
1,000,000 Brixmor Operating Partnership LP 4 .850 02/15/33 1,002,116
500,000 Brixmor Operating Partnership LP 5 .500 02/15/34 515,531
1,000,000 Brixmor Operating Partnership LP 5 .750 02/15/35 1,050,469
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 442,461
500,000 Broadstone Net Lease LLC 5 .000 11/01/32 500,834
100,000 Camden Property Trust 4 .100 10/15/28 100,380
325,000 Camden Property Trust 3 .150 07/01/29 313,694
100,000 Camden Property Trust 2 .800 05/15/30 94,369
500,000 Camden Property Trust 3 .350 11/01/49 352,833
500,000 COPT Defense Properties LP 4 .500 10/15/30 497,572
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 933,956
175,000 Corporate Office Properties LP 2 .750 04/15/31 159,624
500,000 Cousins Properties LP 5 .250 07/15/30 512,705
500,000 Cousins Properties LP 5 .375 02/15/32 514,859
500,000 Cousins Properties LP 5 .875 10/01/34 522,000
100,000 Crown Castle, Inc 4 .000 03/01/27 99,772
525,000 Crown Castle, Inc 3 .650 09/01/27 520,822
1,000,000 Crown Castle, Inc 4 .800 09/01/28 1,014,547
300,000 Crown Castle, Inc 4 .300 02/15/29 299,209
1,000,000 Crown Castle, Inc 5 .600 06/01/29 1,037,652
1,000,000 Crown Castle, Inc 4 .900 09/01/29 1,015,513
500,000 Crown Castle, Inc 3 .100 11/15/29 476,405
275,000 Crown Castle, Inc 3 .300 07/01/30 260,853
1,050,000 Crown Castle, Inc 2 .250 01/15/31 937,870
1,500,000 Crown Castle, Inc 2 .100 04/01/31 1,323,816
1,000,000 Crown Castle, Inc 2 .500 07/15/31 893,958
1,000,000 Crown Castle, Inc 5 .100 05/01/33 1,008,420
1,000,000 Crown Castle, Inc 5 .800 03/01/34 1,048,358
500,000 Crown Castle, Inc 5 .200 09/01/34 505,091
500,000 Crown Castle, Inc 2 .900 04/01/41 364,694
200,000 Crown Castle, Inc 4 .750 05/15/47 173,649
300,000 Crown Castle, Inc 5 .200 02/15/49 270,418
500,000 Crown Castle, Inc 4 .000 11/15/49 375,359
200,000 Crown Castle, Inc 4 .150 07/01/50 155,506
875,000 Crown Castle, Inc 3 .250 01/15/51 578,319
600,000 CubeSmart LP 2 .250 12/15/28 569,244
100,000 CubeSmart LP 4 .375 02/15/29 100,264
250,000 CubeSmart LP 3 .000 02/15/30 236,925
450,000 CubeSmart LP 2 .000 02/15/31 398,137
700,000 CubeSmart LP 2 .500 02/15/32 619,040
1,000,000 CubeSmart LP 5 .125 11/01/35 1,001,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 475,000 Digital Realty Trust LP 3 .700% 08/15/27 $ 472,425
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,335,192
300,000 Digital Realty Trust LP 4 .450 07/15/28 301,845
1,000,000 Digital Realty Trust LP 3 .600 07/01/29 979,556
500,000 EPR Properties 4 .750 11/15/30 496,105
1,000,000 EPR Properties 3 .600 11/15/31 926,748
1,000,000 Equinix Europe 2 Financing Corp LLC 5 .500 06/15/34 1,035,292
800,000 Equinix, Inc 1 .550 03/15/28 758,858
2,000,000 Equinix, Inc 2 .000 05/15/28 1,908,492
1,000,000 Equinix, Inc 3 .200 11/18/29 959,948
175,000 Equinix, Inc 2 .150 07/15/30 158,721
1,000,000 Equinix, Inc 2 .500 05/15/31 904,982
1,500,000 Equinix, Inc 3 .400 02/15/52 1,024,806
1,150,000 ERP Operating LP 3 .250 08/01/27 1,138,944
500,000 ERP Operating LP 3 .500 03/01/28 495,191
200,000 ERP Operating LP 4 .150 12/01/28 200,979
300,000 ERP Operating LP 2 .500 02/15/30 281,425
500,000 ERP Operating LP 1 .850 08/01/31 440,994
1,000,000 ERP Operating LP 4 .650 09/15/34 989,475
425,000 ERP Operating LP 4 .500 07/01/44 378,425
100,000 ERP Operating LP 4 .000 08/01/47 80,618
1,000,000 Essential Properties LP 5 .400 12/01/35 1,001,840
200,000 Essex Portfolio LP 3 .625 05/01/27 199,111
325,000 Essex Portfolio LP 3 .000 01/15/30 308,727
750,000 Essex Portfolio LP 1 .650 01/15/31 654,526
1,000,000 Essex Portfolio LP 2 .550 06/15/31 907,177
600,000 Essex Portfolio LP 5 .500 04/01/34 621,459
275,000 Essex Portfolio LP 5 .375 04/01/35 282,909
1,000,000 Essex Portfolio LP 4 .875 02/15/36 980,248
300,000 Essex Portfolio LP 4 .500 03/15/48 254,866
200,000 Extra Space Storage LP 3 .875 12/15/27 199,377
500,000 Extra Space Storage LP 3 .900 04/01/29 494,084
500,000 Extra Space Storage LP 4 .000 06/15/29 495,076
100,000 Extra Space Storage LP 2 .200 10/15/30 90,471
500,000 Extra Space Storage LP 5 .900 01/15/31 530,135
700,000 Extra Space Storage LP 2 .550 06/01/31 632,473
450,000 Extra Space Storage LP 2 .400 10/15/31 399,876
500,000 Extra Space Storage LP 2 .350 03/15/32 437,679
750,000 Extra Space Storage LP 5 .400 02/01/34 769,672
500,000 Extra Space Storage LP 5 .400 06/15/35 512,573
50,000 Federal Realty OP LP 3 .250 07/15/27 49,403
1,300,000 Federal Realty OP LP 3 .200 06/15/29 1,255,777
300,000 Federal Realty OP LP 3 .500 06/01/30 290,070
200,000 Federal Realty OP LP 4 .500 12/01/44 174,758
500,000 First Industrial LP 5 .250 01/15/31 510,341
200,000 GLP Capital LP 5 .300 01/15/29 203,481
500,000 GLP Capital LP 4 .000 01/15/30 486,081
500,000 GLP Capital LP 4 .000 01/15/31 478,913
750,000 GLP Capital LP 3 .250 01/15/32 678,569
1,000,000 GLP Capital LP 6 .750 12/01/33 1,086,874
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 98,650
500,000 Healthcare Realty Holdings LP 3 .100 02/15/30 474,956
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 90,886
975,000 Healthcare Realty Holdings LP 2 .000 03/15/31 855,147
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 151,357
325,000 Healthpeak OP LLC 2 .125 12/01/28 306,936
600,000 Healthpeak OP LLC 3 .500 07/15/29 583,175
175,000 Healthpeak OP LLC 2 .875 01/15/31 162,132
750,000 Healthpeak OP LLC 4 .750 01/15/33 745,914
500,000 Healthpeak OP LLC 5 .375 02/15/35 510,679
30,000 Healthpeak OP LLC 6 .750 02/01/41 32,899
750,000 Healthpeak Properties Interim, Inc 5 .250 12/15/32 768,759

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 100,000 Highwoods Realty LP 3 .875% 03/01/27 $ 99,302
150,000 Highwoods Realty LP 4 .125 03/15/28 148,669
250,000 Highwoods Realty LP 4 .200 04/15/29 246,173
500,000 Highwoods Realty LP 3 .050 02/15/30 465,561
775,000 (a) Highwoods Realty LP 2 .600 02/01/31 695,046
500,000 Highwoods Realty LP 5 .350 01/15/33 499,625
250,000 Highwoods Realty LP 7 .650 02/01/34 284,286
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 479,653
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 810,612
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 181,146
500,000 Host Hotels & Resorts LP 5 .700 06/15/32 522,068
100,000 Host Hotels & Resorts LP 5 .700 07/01/34 103,311
1,000,000 Host Hotels & Resorts LP 5 .500 04/15/35 1,012,219
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 285,265
500,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 519,791
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 436,725
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 558,112
500,000 Invitation Homes Operating Partnership LP 4 .950 01/15/33 507,260
500,000 Invitation Homes Operating Partnership LP 5 .500 08/15/33 517,704
500,000 Invitation Homes Operating Partnership LP 4 .875 02/01/35 493,506
250,000 Kilroy Realty LP 4 .750 12/15/28 251,270
200,000 Kilroy Realty LP 4 .250 08/15/29 195,944
750,000 Kilroy Realty LP 3 .050 02/15/30 697,380
1,000,000 Kilroy Realty LP 0 .000 10/15/35 1,004,584
400,000 Kilroy Realty LP 6 .250 01/15/36 413,440
200,000 Kimco Realty OP LLC 3 .800 04/01/27 199,781
500,000 Kimco Realty OP LLC 4 .600 02/01/33 499,662
500,000 Kimco Realty OP LLC 4 .850 03/01/35 497,861
1,000,000 Kimco Realty OP LLC 5 .300 02/01/36 1,023,985
200,000 Kimco Realty OP LLC 4 .250 04/01/45 168,208
175,000 Kimco Realty OP LLC 4 .125 12/01/46 143,814
100,000 Kimco Realty OP LLC 4 .450 09/01/47 85,247
500,000 Kimco Realty OP LLC 3 .700 10/01/49 370,088
1,000,000 Kimco Realty OP, LLC 6 .400 03/01/34 1,103,186
500,000 Kite Realty Group LP 4 .950 12/15/31 508,344
400,000 Kite Realty Group LP 5 .500 03/01/34 412,822
350,000 Kite Realty Group Trust 4 .750 09/15/30 353,865
1,000,000 (b) Lineage OP LP 5 .250 07/15/30 1,008,837
186,000 LXP Industrial Trust 6 .750 11/15/28 197,384
750,000 LXP Industrial Trust 2 .700 09/15/30 687,754
200,000 Mid-America Apartments LP 4 .200 06/15/28 200,905
175,000 Mid-America Apartments LP 2 .750 03/15/30 165,429
250,000 Mid-America Apartments LP 1 .700 02/15/31 218,978
1,000,000 Mid-America Apartments LP 5 .300 02/15/32 1,043,863
500,000 Mid-America Apartments LP 4 .650 01/15/33 499,334
500,000 Mid-America Apartments LP 5 .000 03/15/34 505,161
500,000 Mid-America Apartments LP 4 .950 03/01/35 503,604
150,000 Mid-America Apartments LP 2 .875 09/15/51 95,315
500,000 National Health Investors, Inc 3 .000 02/01/31 453,858
1,000,000 National Health Investors, Inc 5 .350 02/01/33 998,608
300,000 NNN REIT, Inc 2 .500 04/15/30 278,446
500,000 NNN REIT, Inc 4 .600 02/15/31 503,455
200,000 NNN REIT, Inc 5 .600 10/15/33 208,894
1,000,000 NNN REIT, Inc 5 .500 06/15/34 1,034,953
500,000 NNN REIT, Inc 3 .100 04/15/50 323,293
1,000,000 NNN REIT, Inc 3 .000 04/15/52 623,836
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 200,658
825,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 831,461
500,000 OMEGA Healthcare Investors, Inc 3 .625 10/01/29 484,106
500,000 OMEGA Healthcare Investors, Inc 5 .200 07/01/30 508,841
500,000 OMEGA Healthcare Investors, Inc 3 .375 02/01/31 466,803
1,000,000 (a) OMEGA Healthcare Investors, Inc 3 .250 04/15/33 888,963

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 350,000 Phillips Edison Grocery Center Operating Partnership I LP 2 .625% 11/15/31 $ 313,672
500,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .250 08/15/32 511,053
500,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 522,778
500,000 Phillips Edison Grocery Center Operating Partnership I LP 4 .950 01/15/35 493,035
200,000 Physicians Realty LP 4 .300 03/15/27 200,287
200,000 Physicians Realty LP 3 .950 01/15/28 198,865
1,000,000 Physicians Realty LP 2 .625 11/01/31 899,067
1,000,000 Piedmont Operating Partnership LP 2 .750 04/01/32 858,526
1,000,000 Piedmont Operating Partnership LP 5 .625 01/15/33 1,010,248
100,000 Prologis LP 4 .375 02/01/29 100,956
500,000 Prologis LP 2 .250 04/15/30 463,889
100,000 Prologis LP 4 .375 09/15/48 83,924
500,000 Prologis LP 3 .000 04/15/50 329,868
500,000 Prologis LP 2 .125 10/15/50 269,008
1,000,000 ProLogis LP 3 .375 12/15/27 991,527
100,000 ProLogis LP 4 .000 09/15/28 100,182
225,000 ProLogis LP 2 .875 11/15/29 215,113
200,000 ProLogis LP 1 .750 07/01/30 179,929
500,000 ProLogis LP 4 .750 01/15/31 511,107
1,000,000 ProLogis LP 4 .625 01/15/33 1,009,141
750,000 ProLogis LP 4 .750 06/15/33 756,329
750,000 ProLogis LP 5 .125 01/15/34 769,921
1,000,000 ProLogis LP 5 .000 03/15/34 1,018,477
1,000,000 ProLogis LP 5 .000 01/31/35 1,012,083
500,000 ProLogis LP 5 .250 05/15/35 516,167
500,000 ProLogis LP 3 .050 03/01/50 334,214
750,000 ProLogis LP 5 .250 06/15/53 712,669
750,000 ProLogis LP 5 .250 03/15/54 712,640
200,000 Public Storage 3 .094 09/15/27 197,546
750,000 Public Storage 1 .950 11/09/28 710,251
500,000 Public Storage 3 .385 05/01/29 489,808
250,000 Public Storage 2 .250 11/09/31 223,058
1,000,000 Public Storage 5 .350 08/01/53 966,944
1,000,000 Public Storage Operating Co 5 .000 07/01/35 1,016,071
1,000,000 Rayonier LP 2 .750 05/17/31 901,487
200,000 Realty Income Corp 3 .000 01/15/27 198,223
300,000 Realty Income Corp 3 .200 01/15/27 297,566
1,000,000 Realty Income Corp 2 .100 03/15/28 960,134
500,000 Realty Income Corp 4 .750 02/15/29 509,034
500,000 Realty Income Corp 3 .250 06/15/29 485,904
500,000 Realty Income Corp 4 .000 07/15/29 497,570
500,000 Realty Income Corp 3 .100 12/15/29 481,219
300,000 Realty Income Corp 3 .400 01/15/30 291,552
750,000 Realty Income Corp 3 .250 01/15/31 714,021
500,000 Realty Income Corp 3 .200 02/15/31 473,802
1,500,000 Realty Income Corp 4 .500 02/01/33 1,483,895
750,000 Realty Income Corp 1 .800 03/15/33 622,583
750,000 Realty Income Corp 4 .900 07/15/33 762,174
500,000 Realty Income Corp 5 .125 02/15/34 512,246
500,000 Realty Income Corp 5 .125 04/15/35 508,587
300,000 Realty Income Corp 4 .650 03/15/47 264,784
500,000 Realty Income Corp 5 .375 09/01/54 482,108
200,000 Regency Centers Corp 5 .250 01/15/34 205,620
375,000 Regency Centers LP 3 .600 02/01/27 373,330
125,000 Regency Centers LP 4 .125 03/15/28 125,234
425,000 Regency Centers LP 2 .950 09/15/29 407,576
500,000 Regency Centers LP 3 .700 06/15/30 490,441
425,000 Regency Centers LP 5 .100 01/15/35 430,327
200,000 Regency Centers LP 4 .400 02/01/47 171,182
300,000 Regency Centers LP 4 .650 03/15/49 260,986
500,000 Rexford Industrial Realty LP 5 .000 06/15/28 508,617
500,000 Rexford Industrial Realty LP 2 .125 12/01/30 447,557

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 1,000,000 Sabra Health Care LP 3 .200% 12/01/31 $ 914,975
500,000 Safehold GL Holdings LLC 2 .800 06/15/31 459,540
500,000 Safehold GL Holdings LLC 6 .100 04/01/34 529,881
500,000 Safehold GL Holdings LLC 5 .650 01/15/35 513,316
200,000 Simon Property Group LP 3 .375 06/15/27 198,534
300,000 Simon Property Group LP 3 .375 12/01/27 297,668
1,000,000 Simon Property Group LP 2 .450 09/13/29 945,298
750,000 Simon Property Group LP 2 .650 07/15/30 702,277
1,000,000 Simon Property Group LP 2 .200 02/01/31 904,345
500,000 Simon Property Group LP 2 .250 01/15/32 441,021
500,000 Simon Property Group LP 2 .650 02/01/32 449,954
1,000,000 Simon Property Group LP 5 .500 03/08/33 1,053,085
500,000 Simon Property Group LP 6 .250 01/15/34 548,677
1,000,000 Simon Property Group LP 4 .750 09/26/34 994,554
1,000,000 Simon Property Group LP 5 .125 10/01/35 1,015,005
500,000 Simon Property Group LP 4 .250 10/01/44 421,575
300,000 Simon Property Group LP 4 .250 11/30/46 250,225
500,000 Simon Property Group LP 3 .250 09/13/49 344,411
750,000 Simon Property Group LP 3 .800 07/15/50 563,383
1,000,000 Simon Property Group LP 5 .850 03/08/53 1,015,455
500,000 Simon Property Group LP 6 .650 01/15/54 558,627
500,000 STORE Capital Corp 4 .625 03/15/29 498,158
500,000 STORE Capital Corp 2 .750 11/18/30 455,208
1,000,000 (b) Store Capital LLC 5 .400 04/30/30 1,018,620
500,000 Sun Communities Operating LP 2 .300 11/01/28 475,781
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 970,682
250,000 Tanger Properties LP 3 .875 07/15/27 248,636
500,000 Tanger Properties LP 2 .750 09/01/31 452,454
200,000 UDR, Inc 3 .500 07/01/27 198,292
200,000 UDR, Inc 3 .500 01/15/28 197,729
1,000,000 UDR, Inc 3 .000 08/15/31 925,806
750,000 UDR, Inc 2 .100 08/01/32 640,790
500,000 UDR, Inc 1 .900 03/15/33 412,658
300,000 UDR, Inc 5 .125 09/01/34 303,256
300,000 UDR, Inc 3 .100 11/01/34 259,746
350,000 Ventas Realty LP 3 .000 01/15/30 333,228
500,000 Ventas Realty LP 4 .750 11/15/30 507,018
1,000,000 Ventas Realty LP 5 .100 07/15/32 1,027,900
1,000,000 Ventas Realty LP 5 .625 07/01/34 1,044,878
1,000,000 Ventas Realty LP 5 .000 01/15/35 1,001,225
700,000 Ventas Realty LP 5 .000 02/15/36 695,452
300,000 Ventas Realty LP 4 .375 02/01/45 251,852
300,000 Ventas Realty LP 4 .875 04/15/49 262,312
850,000 VICI Properties LP 4 .750 02/15/28 858,301
750,000 VICI Properties LP 4 .950 02/15/30 759,002
1,000,000 VICI Properties LP 5 .125 11/15/31 1,013,031
1,000,000 VICI Properties LP 5 .750 04/01/34 1,031,998
1,000,000 VICI Properties LP 5 .625 04/01/35 1,021,189
1,000,000 VICI Properties LP 5 .625 05/15/52 934,684
500,000 VICI Properties LP 6 .125 04/01/54 498,126
500,000 Welltower OP LLC 2 .700 02/15/27 493,382
600,000 Welltower OP LLC 4 .250 04/15/28 604,068
500,000 Welltower OP LLC 4 .125 03/15/29 500,866
425,000 Welltower OP LLC 3 .100 01/15/30 407,655
400,000 Welltower OP LLC 2 .750 01/15/31 372,055
1,000,000 Welltower OP LLC 2 .800 06/01/31 926,307
500,000 Welltower OP LLC 2 .750 01/15/32 454,868
150,000 Welltower OP LLC 3 .850 06/15/32 144,742
2,000,000 Welltower OP LLC 5 .125 07/01/35 2,041,166
300,000 Welltower OP LLC 4 .950 09/01/48 278,421
500,000 Weyerhaeuser Co 4 .000 11/15/29 494,934
500,000 Weyerhaeuser Co 4 .000 04/15/30 493,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9% (continued)
$ 304,000 Weyerhaeuser Co 7 .375% 03/15/32 $ 346,207
300,000 Weyerhaeuser Co 3 .375 03/09/33 274,628
500,000 Weyerhaeuser Co 4 .000 03/09/52 385,714
1,000,000 WP Carey, Inc 4 .650 07/15/30 1,006,969
750,000 WP Carey, Inc 2 .400 02/01/31 675,949
500,000 WP Carey, Inc 2 .450 02/01/32 440,882
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 203,179,006
FINANCIAL SERVICES - 2.6%
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 248,393
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 199,036
1,000,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,016,474
1,000,000 AerCap Ireland Capital DAC 5 .750 06/06/28 1,035,376
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,405,759
1,000,000 AerCap Ireland Capital DAC 5 .100 01/19/29 1,022,293
1,500,000 AerCap Ireland Capital DAC 4 .625 09/10/29 1,514,928
1,000,000 AerCap Ireland Capital DAC 6 .150 09/30/30 1,069,104
1,500,000 AerCap Ireland Capital DAC 4 .375 11/15/30 1,495,407
1,500,000 AerCap Ireland Capital DAC 5 .375 12/15/31 1,553,548
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 646,324
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,805,650
1,000,000 AerCap Ireland Capital DAC 5 .300 01/19/34 1,022,460
1,500,000 AerCap Ireland Capital DAC 4 .950 09/10/34 1,497,064
1,000,000 AerCap Ireland Capital DAC 5 .000 11/15/35 988,044
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 653,748
250,000 AerCap Ireland Capital DAC 6 .950 03/10/55 261,959
750,000 AerCap Ireland Capital DAC 6 .500 01/31/56 773,612
500,000 Affiliated Managers Group, Inc 5 .500 08/20/34 512,167
1,000,000 Affiliated Managers Group, Inc 5 .500 02/15/36 999,927
2,400,000 African Development Bank 3 .875 06/12/28 2,415,003
3,000,000 African Development Bank 4 .000 03/18/30 3,028,544
400,000 Ally Financial, Inc 7 .100 11/15/27 420,227
1,000,000 Ally Financial, Inc 2 .200 11/02/28 945,851
1,500,000 Ally Financial, Inc 6 .992 06/13/29 1,584,123
500,000 Ally Financial, Inc 6 .848 01/03/30 530,500
750,000 Ally Financial, Inc 5 .543 01/17/31 767,389
1,500,000 Ally Financial, Inc 8 .000 11/01/31 1,702,509
1,000,000 Ally Financial, Inc 5 .548 07/31/33 1,007,321
1,000,000 Ally Financial, Inc 6 .184 07/26/35 1,036,399
1,500,000 American Express Co 5 .850 11/05/27 1,551,532
1,000,000 American Express Co 5 .043 07/26/28 1,016,879
575,000 American Express Co 4 .050 05/03/29 576,772
1,000,000 American Express Co 4 .351 07/20/29 1,007,296
1,000,000 American Express Co 5 .282 07/27/29 1,029,936
1,000,000 American Express Co 5 .532 04/25/30 1,043,201
1,500,000 American Express Co 5 .085 01/30/31 1,546,130
1,000,000 American Express Co 5 .016 04/25/31 1,030,546
1,500,000 American Express Co 6 .489 10/30/31 1,638,268
2,700,000 American Express Co 4 .989 05/26/33 2,741,921
875,000 American Express Co 4 .918 07/20/33 890,484
1,000,000 American Express Co 4 .420 08/03/33 992,552
2,000,000 American Express Co 5 .043 05/01/34 2,050,698
1,000,000 American Express Co 5 .625 07/28/34 1,044,382
500,000 American Express Co 5 .915 04/25/35 531,130
1,000,000 American Express Co 5 .284 07/26/35 1,030,478
650,000 American Express Co 5 .442 01/30/36 675,135
1,000,000 American Express Co 5 .667 04/25/36 1,055,865
525,000 American Express Co 4 .050 12/03/42 452,227
350,000 Ameriprise Financial, Inc 4 .500 05/13/32 353,031
1,000,000 Ameriprise Financial, Inc 5 .150 05/15/33 1,038,563
825,000 Ameriprise Financial, Inc 5 .200 04/15/35 842,300
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 955,328
500,000 (b) Apollo Debt Solutions BDC 5 .200 12/08/28 499,906

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 Apollo Debt Solutions BDC 5 .875% 08/30/30 $ 505,727
1,100,000 Apollo Debt Solutions BDC 6 .700 07/29/31 1,160,708
500,000 (c) Apollo Debt Solutions BDC 6 .550 03/15/32 515,922
500,000 Apollo Global Management, Inc 4 .600 01/15/31 502,776
750,000 Apollo Global Management, Inc 5 .800 05/21/54 736,354
1,000,000 (a) Apollo Global Management, Inc 6 .000 12/15/54 987,508
850,000 Ares Capital Corp 7 .000 01/15/27 870,905
750,000 Ares Capital Corp 2 .875 06/15/28 716,773
1,000,000 Ares Capital Corp 5 .950 07/15/29 1,026,465
500,000 Ares Capital Corp 5 .500 09/01/30 503,262
1,000,000 Ares Capital Corp 5 .100 01/15/31 987,708
750,000 Ares Capital Corp 3 .200 11/15/31 665,452
1,000,000 Ares Capital Corp 5 .800 03/08/32 1,009,824
500,000 Ares Management Corp 6 .375 11/10/28 529,114
1,000,000 Ares Management Corp 5 .600 10/11/54 947,194
500,000 Ares Strategic Income Fund 5 .700 03/15/28 506,556
1,000,000 Ares Strategic Income Fund 5 .600 02/15/30 1,004,426
1,000,000 (b) Ares Strategic Income Fund 5 .800 09/09/30 1,009,683
1,000,000 (b) Ares Strategic Income Fund 5 .150 01/15/31 981,324
500,000 Ares Strategic Income Fund 6 .200 03/21/32 512,762
300,000 Bain Capital Specialty Finance, Inc 5 .950 03/15/30 298,842
1,500,000 Bank of ,NV Scotia 4 .338 09/15/31 1,494,851
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 992,885
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 601,515
2,000,000 Bank of New York Mellon Corp 1 .650 07/14/28 1,899,066
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 388,486
1,000,000 Bank of New York Mellon Corp 6 .317 10/25/29 1,061,719
1,000,000 Bank of New York Mellon Corp 4 .975 03/14/30 1,028,715
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 509,089
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,327,566
1,000,000 Bank of New York Mellon Corp 4 .942 02/11/31 1,028,294
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 879,814
1,000,000 Bank of New York Mellon Corp 5 .060 07/22/32 1,036,440
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 492,536
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,078,240
1,000,000 Bank of New York Mellon Corp 4 .706 02/01/34 1,003,620
1,000,000 Bank of New York Mellon Corp 4 .967 04/26/34 1,019,508
1,000,000 Bank of New York Mellon Corp 6 .474 10/25/34 1,118,705
500,000 Bank of New York Mellon Corp 5 .188 03/14/35 516,627
500,000 Bank of New York Mellon Corp 5 .225 11/20/35 517,808
450,000 Bank of New York Mellon Corp 5 .606 07/21/39 470,254
500,000 Barings BDC, Inc 5 .200 09/15/28 497,549
500,000 (b) Barings Private Credit Corp 6 .150 06/11/30 498,734
800,000 (a) Berkshire Hathaway, Inc 4 .500 02/11/43 751,177
500,000 BGC Group, Inc 8 .000 05/25/28 534,031
500,000 BGC Group, Inc 6 .600 06/10/29 521,422
750,000 BGC Group, Inc 6 .150 04/02/30 776,583
1,000,000 BlackRock Funding, Inc 4 .700 03/14/29 1,022,222
1,000,000 BlackRock Funding, Inc 5 .000 03/14/34 1,031,921
1,500,000 BlackRock Funding, Inc 4 .900 01/08/35 1,530,627
1,000,000 BlackRock Funding, Inc 5 .250 03/14/54 958,407
1,000,000 BlackRock Funding, Inc 5 .350 01/08/55 974,624
850,000 BlackRock, Inc 3 .250 04/30/29 833,002
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,303,138
750,000 BlackRock, Inc 2 .100 02/25/32 662,060
1,000,000 BlackRock, Inc 4 .750 05/25/33 1,023,056
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 982,833
500,000 Blackstone Private Credit Fund 7 .300 11/27/28 530,364
1,000,000 Blackstone Private Credit Fund 5 .950 07/16/29 1,020,279
500,000 Blackstone Private Credit Fund 5 .600 11/22/29 504,713
1,000,000 Blackstone Private Credit Fund 5 .050 09/10/30 984,799
500,000 Blackstone Private Credit Fund 6 .250 01/25/31 516,313

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 625,000 Blackstone Private Credit Fund 6 .000% 01/29/32 $ 634,432
500,000 Blackstone Private Credit Fund 6 .000 11/22/34 504,921
750,000 Blackstone Reg Finance Co LLC 5 .000 12/06/34 756,537
1,000,000 Blackstone Reg Finance Co LLC 4 .950 02/15/36 992,691
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 972,887
500,000 Blackstone Secured Lending Fund 5 .875 11/15/27 510,447
1,200,000 Blackstone Secured Lending Fund 5 .350 04/13/28 1,210,572
500,000 (a) Blackstone Secured Lending Fund 5 .125 01/31/31 493,775
1,000,000 Blue Owl Capital Corp 2 .875 06/11/28 944,581
500,000 Blue Owl Capital Corp 6 .200 07/15/30 506,282
1,000,000 Blue Owl Capital Corp III 3 .125 04/13/27 976,454
1,000,000 Blue Owl Credit Income Corp 4 .700 02/08/27 996,066
750,000 Blue Owl Credit Income Corp 7 .750 09/16/27 779,804
700,000 Blue Owl Credit Income Corp 7 .950 06/13/28 740,164
1,000,000 Blue Owl Credit Income Corp 5 .800 03/15/30 998,760
500,000 Blue Owl Credit Income Corp 6 .650 03/15/31 515,257
1,500,000 Blue Owl Finance LLC 6 .250 04/18/34 1,546,792
1,000,000 Blue Owl Technology Finance Corp 2 .500 01/15/27 972,913
1,000,000 (a) Blue Owl Technology Finance Corp 6 .750 04/04/29 1,022,789
1,000,000 Brookfield Asset Management Ltd 5 .795 04/24/35 1,046,451
1,000,000 Brookfield Asset Management Ltd 5 .298 01/15/36 998,796
200,000 Brookfield Asset Management Ltd 6 .077 09/15/55 204,440
500,000 Brookfield Capital Finance LLC 6 .087 06/14/33 534,689
600,000 Brookfield Finance, Inc 3 .900 01/25/28 597,887
600,000 Brookfield Finance, Inc 4 .850 03/29/29 609,473
500,000 Brookfield Finance, Inc 6 .350 01/05/34 542,974
500,000 Brookfield Finance, Inc 5 .675 01/15/35 517,075
725,000 Brookfield Finance, Inc 4 .700 09/20/47 627,336
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 694,238
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 704,056
750,000 Brookfield Finance, Inc 5 .968 03/04/54 757,013
500,000 Brookfield Finance, Inc 5 .813 03/03/55 493,250
1,000,000 California Endowment 2 .498 04/01/51 590,213
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,688,985
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,416,485
2,000,000 Capital One Financial Corp 5 .468 02/01/29 2,053,569
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,940,707
750,000 Capital One Financial Corp 5 .247 07/26/30 773,591
1,000,000 Capital One Financial Corp 5 .463 07/26/30 1,036,318
1,000,000 Capital One Financial Corp 4 .493 09/11/31 998,533
1,000,000 Capital One Financial Corp 7 .624 10/30/31 1,130,146
2,525,000 Capital One Financial Corp 2 .359 07/29/32 2,210,286
1,000,000 Capital One Financial Corp 2 .618 11/02/32 896,166
1,000,000 Capital One Financial Corp 5 .817 02/01/34 1,046,628
1,000,000 Capital One Financial Corp 6 .377 06/08/34 1,080,931
1,000,000 Capital One Financial Corp 6 .051 02/01/35 1,064,490
1,000,000 Capital One Financial Corp 5 .884 07/26/35 1,052,506
325,000 Capital One Financial Corp 6 .183 01/30/36 339,262
250,000 Capital One Financial Corp 5 .197 09/11/36 248,739
500,000 Capital Southwest Corp 5 .950 09/18/30 503,643
1,000,000 Carlyle Group, Inc 5 .050 09/19/35 985,857
500,000 Carlyle Secured Lending, Inc 6 .750 02/18/30 511,997
500,000 Carlyle Secured Lending, Inc 5 .750 02/15/31 492,234
450,000 Cboe Global Markets, Inc 3 .650 01/12/27 449,052
500,000 Cboe Global Markets, Inc 1 .625 12/15/30 443,391
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 462,032
500,000 Charles Schwab Corp 3 .200 03/02/27 496,017
350,000 Charles Schwab Corp 2 .450 03/03/27 344,478
525,000 Charles Schwab Corp 3 .300 04/01/27 521,518
200,000 Charles Schwab Corp 3 .200 01/25/28 197,259
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,923,290
300,000 Charles Schwab Corp 4 .000 02/01/29 301,198

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 Charles Schwab Corp 5 .643% 05/19/29 $ 1,038,095
500,000 Charles Schwab Corp 2 .750 10/01/29 475,987
1,500,000 Charles Schwab Corp 6 .196 11/17/29 1,586,465
1,500,000 Charles Schwab Corp 1 .650 03/11/31 1,315,603
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,357,917
1,000,000 Charles Schwab Corp 1 .950 12/01/31 875,683
1,000,000 Charles Schwab Corp 2 .900 03/03/32 915,774
750,000 Charles Schwab Corp 6 .136 08/24/34 817,479
1,000,000 Charles Schwab Corp 4 .914 11/14/36 993,285
1,500,000 CI Financial Corp 3 .200 12/17/30 1,358,457
500,000 CME Group, Inc 3 .750 06/15/28 500,417
1,500,000 CME Group, Inc 2 .650 03/15/32 1,371,410
400,000 CME Group, Inc 5 .300 09/15/43 400,958
500,000 CME Group, Inc 4 .150 06/15/48 417,479
1,000,000 Consumers 2023 Securitization Funding LLC 5 .210 09/01/30 1,030,874
1,000,000 Corebridge Financial, Inc 3 .850 04/05/29 983,733
1,250,000 Corebridge Financial, Inc 3 .900 04/05/32 1,186,436
750,000 Corebridge Financial, Inc 6 .050 09/15/33 795,859
475,000 Corebridge Financial, Inc 5 .750 01/15/34 496,608
1,000,000 Corebridge Financial, Inc 4 .350 04/05/42 855,026
500,000 Corebridge Financial, Inc 4 .400 04/05/52 405,630
1,000,000 Corebridge Financial, Inc 6 .875 12/15/52 1,024,036
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 720,657
200,000 Discover Bank 4 .250 03/13/26 200,055
300,000 Discover Bank 5 .974 08/09/28 311,696
500,000 Discover Financial Services 6 .700 11/29/32 553,345
1,500,000 Discover Financial Services 7 .964 11/02/34 1,768,494
200,000 Eaton Vance Corp 3 .500 04/06/27 199,045
1,000,000 Enact Holdings, Inc 6 .250 05/28/29 1,046,592
750,000 Equitable Holdings, Inc 5 .594 01/11/33 782,888
662,000 Equitable Holdings, Inc 5 .000 04/20/48 594,010
1,000,000 Essent Group Ltd 6 .250 07/01/29 1,043,786
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 984,900
2,500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 2,553,808
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 315,173
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,090,971
1,000,000 Fiserv, Inc 4 .750 03/15/30 1,004,850
2,175,000 Fiserv, Inc 2 .650 06/01/30 2,005,051
1,000,000 Fiserv, Inc 5 .350 03/15/31 1,026,109
1,000,000 Fiserv, Inc 5 .625 08/21/33 1,031,163
700,000 Fiserv, Inc 5 .450 03/15/34 709,743
1,000,000 Fiserv, Inc 5 .150 08/12/34 992,269
750,000 Ford Foundation 2 .415 06/01/50 446,298
525,000 Ford Foundation 2 .815 06/01/70 295,974
750,000 Franklin BSP Capital Corp 7 .200 06/15/29 772,833
1,000,000 (b) Franklin BSP Capital Corp 6 .000 10/02/30 990,796
750,000 Franklin Resources, Inc 1 .600 10/30/30 665,254
500,000 Franklin Resources, Inc 2 .950 08/12/51 315,127
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 972,398
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,384,139
500,000 FS KKR Capital Corp 6 .875 08/15/29 504,041
1,000,000 (a) FS KKR Capital Corp 6 .125 01/15/30 984,323
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,624,358
500,000 Global Payments, Inc 4 .450 06/01/28 500,441
475,000 Global Payments, Inc 3 .200 08/15/29 452,932
500,000 Global Payments, Inc 5 .300 08/15/29 511,413
325,000 Global Payments, Inc 2 .900 05/15/30 301,486
1,500,000 Global Payments, Inc 4 .875 11/15/30 1,501,673
500,000 Global Payments, Inc 5 .400 08/15/32 508,517
500,000 (a) Global Payments, Inc 5 .950 08/15/52 477,626
1,000,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 1,020,815
500,000 Goldman Sachs BDC, Inc 5 .650 09/09/30 501,779

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 125,000 Goldman Sachs Group, Inc 5 .950% 01/15/27 $ 127,529
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,983,343
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,451,192
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 2,014,033
4,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 4,498,461
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,555,305
2,000,000 Goldman Sachs Group, Inc 6 .484 10/24/29 2,120,973
500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 469,835
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,460,515
2,000,000 Goldman Sachs Group, Inc 5 .727 04/25/30 2,089,444
2,000,000 Goldman Sachs Group, Inc 5 .049 07/23/30 2,049,227
2,000,000 Goldman Sachs Group, Inc 4 .692 10/23/30 2,027,288
3,000,000 Goldman Sachs Group, Inc 5 .207 01/28/31 3,097,938
3,000,000 Goldman Sachs Group, Inc 5 .218 04/23/31 3,098,542
3,500,000 Goldman Sachs Group, Inc 4 .369 10/21/31 3,491,658
2,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 1,776,740
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,869,217
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,353,937
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,842,451
3,000,000 Goldman Sachs Group, Inc 6 .561 10/24/34 3,341,708
2,400,000 Goldman Sachs Group, Inc 5 .851 04/25/35 2,551,582
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,082,374
4,000,000 Goldman Sachs Group, Inc 5 .016 10/23/35 4,021,413
3,000,000 Goldman Sachs Group, Inc 5 .536 01/28/36 3,113,629
3,500,000 Goldman Sachs Group, Inc 4 .939 10/21/36 3,474,525
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 1,004,739
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 2,180,548
1,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,408,916
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,709,922
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,468,105
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,566,553
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,135,580
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,549,407
200,000 Goldman Sachs Group, Inc 4 .750 10/21/45 181,228
3,000,000 Goldman Sachs Group, Inc 5 .561 11/19/45 3,000,955
1,500,000 Goldman Sachs Group, Inc 5 .734 01/28/56 1,516,040
500,000 (b) Goldman Sachs Private Credit Corp 5 .375 01/31/29 501,987
1,000,000 (a),(b) Goldman Sachs Private Credit Corp 6 .250 05/06/30 1,019,526
500,000 (a),(b) Goldman Sachs Private Credit Corp 5 .875 01/31/31 500,556
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 970,134
300,000 Golub Capital BDC, Inc 7 .050 12/05/28 316,569
700,000 (a) Golub Capital BDC, Inc 6 .000 07/15/29 715,703
1,000,000 (b) Golub Capital Private Credit Fund 5 .450 08/15/28 1,006,221
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 1,027,908
1,325,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,349,929
675,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 705,195
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 986,450
1,000,000 (b) HPS Corporate Lending Fund 5 .850 06/05/30 1,011,918
1,000,000 (b) HPS Corporate Lending Fund 5 .450 11/15/30 997,065
1,000,000 (a) HPS Corporate Lending Fund 5 .950 04/14/32 1,014,383
500,000 Intercontinental Exchange, Inc 3 .100 09/15/27 493,717
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 497,520
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,512,664
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,373,011
1,000,000 Intercontinental Exchange, Inc 4 .200 03/15/31 1,000,316
1,500,000 Intercontinental Exchange, Inc 5 .250 06/15/31 1,570,473
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 850,861
750,000 Intercontinental Exchange, Inc 4 .600 03/15/33 756,839
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 574,492
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 478,835
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 654,694
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 912,956

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 Intercontinental Exchange, Inc 3 .000% 09/15/60 $ 597,831
1,250,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,143,940
1,175,000 International Finance Corp 4 .500 01/21/28 1,196,413
3,000,000 International Finance Corp 3 .875 07/02/30 3,014,495
200,000 Invesco Finance plc 5 .375 11/30/43 192,595
500,000 Jackson Financial, Inc 3 .125 11/23/31 454,569
500,000 Jackson Financial, Inc 5 .670 06/08/32 519,417
500,000 Jackson Financial, Inc 4 .000 11/23/51 348,645
1,000,000 Janus Henderson US Holdings, Inc 5 .450 09/10/34 1,016,123
1,000,000 Jefferies Financial Group, Inc 4 .850 01/15/27 1,006,617
500,000 Jefferies Financial Group, Inc 5 .875 07/21/28 519,470
1,000,000 Jefferies Financial Group, Inc 2 .625 10/15/31 886,373
1,000,000 Jefferies Financial Group, Inc 2 .750 10/15/32 869,822
1,500,000 Jefferies Financial Group, Inc 6 .200 04/14/34 1,583,094
600,000 Jefferies Group, Inc 6 .450 06/08/27 619,094
1,500,000 KKR & Co, Inc 5 .100 08/07/35 1,500,005
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 3,129,413
3,000,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 3,055,090
500,000 Ladder Capital Finance Holdings LLLP 5 .500 08/01/30 511,589
2,000,000 Landwirtschaftliche Rentenbank 3 .875 06/14/28 2,013,663
1,000,000 Landwirtschaftliche Rentenbank 4 .125 05/28/30 1,015,624
1,000,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 1,059,163
325,000 Lazard Group LLC 4 .500 09/19/28 327,097
425,000 Lazard Group LLC 4 .375 03/11/29 425,808
500,000 Lazard Group LLC 5 .625 08/01/35 512,136
400,000 Legg Mason, Inc 5 .625 01/15/44 399,751
1,000,000 Lloyds Banking Group plc 4 .425 11/04/31 996,880
500,000 LPL Holdings, Inc 6 .750 11/17/28 533,641
1,000,000 LPL Holdings, Inc 5 .200 03/15/30 1,023,332
500,000 LPL Holdings, Inc 5 .150 06/15/30 509,907
750,000 (a) LPL Holdings, Inc 6 .000 05/20/34 788,692
500,000 LPL Holdings, Inc 5 .650 03/15/35 512,500
500,000 LPL Holdings, Inc 5 .750 06/15/35 514,475
500,000 Main Street Capital Corp 6 .500 06/04/27 510,317
500,000 Main Street Capital Corp 6 .950 03/01/29 521,982
1,000,000 Marex Group plc 6 .404 11/04/29 1,037,045
1,000,000 Mastercard, Inc 2 .950 06/01/29 968,644
625,000 Mastercard, Inc 1 .900 03/15/31 560,721
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,336,530
1,000,000 Mastercard, Inc 4 .850 03/09/33 1,027,949
1,500,000 Mastercard, Inc 4 .875 05/09/34 1,537,459
200,000 Mastercard, Inc 3 .800 11/21/46 159,711
300,000 Mastercard, Inc 3 .950 02/26/48 242,484
1,000,000 Mastercard, Inc 3 .650 06/01/49 761,497
350,000 Mastercard, Inc 3 .850 03/26/50 273,992
850,000 Mastercard, Inc 2 .950 03/15/51 558,111
300,000 Moody's Corp 4 .250 02/01/29 301,859
500,000 Moody's Corp 4 .250 08/08/32 493,338
1,000,000 Moody's Corp 2 .750 08/19/41 716,597
200,000 Moody's Corp 5 .250 07/15/44 193,681
300,000 Moody's Corp 4 .875 12/17/48 269,400
750,000 Moody's Corp 3 .250 05/20/50 509,952
1,000,000 Moody's Corp 3 .750 02/25/52 745,767
2,000,000 Morgan Stanley 5 .652 04/13/28 2,039,380
1,575,000 Morgan Stanley 3 .591 07/22/28 1,564,224
1,500,000 Morgan Stanley 6 .296 10/18/28 1,558,224
4,000,000 Morgan Stanley 5 .123 02/01/29 4,083,333
2,500,000 Morgan Stanley 5 .164 04/20/29 2,556,274
2,225,000 Morgan Stanley 5 .449 07/20/29 2,296,087
3,000,000 Morgan Stanley 4 .133 10/18/29 2,999,034
2,500,000 Morgan Stanley 6 .407 11/01/29 2,649,772
3,500,000 Morgan Stanley 5 .173 01/16/30 3,592,983

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 3,475,000 Morgan Stanley 4 .431% 01/23/30 $ 3,494,252
1,900,000 Morgan Stanley 5 .656 04/18/30 1,979,469
2,175,000 Morgan Stanley 5 .042 07/19/30 2,229,997
2,775,000 Morgan Stanley 4 .654 10/18/30 2,808,571
1,675,000 Morgan Stanley 5 .230 01/15/31 1,727,741
5,000,000 Morgan Stanley 2 .699 01/22/31 4,689,983
1,500,000 Morgan Stanley 3 .622 04/01/31 1,457,437
1,050,000 Morgan Stanley 5 .192 04/17/31 1,082,626
4,000,000 Morgan Stanley 4 .356 10/22/31 3,986,869
3,000,000 Morgan Stanley 1 .794 02/13/32 2,634,752
150,000 Morgan Stanley 7 .250 04/01/32 172,638
2,500,000 Morgan Stanley 1 .928 04/28/32 2,193,394
3,000,000 Morgan Stanley 2 .239 07/21/32 2,665,764
3,500,000 Morgan Stanley 2 .511 10/20/32 3,139,006
3,000,000 Morgan Stanley 2 .943 01/21/33 2,738,079
2,000,000 Morgan Stanley 4 .889 07/20/33 2,028,795
1,500,000 Morgan Stanley 6 .342 10/18/33 1,643,958
2,500,000 Morgan Stanley 5 .250 04/21/34 2,573,903
2,025,000 Morgan Stanley 5 .424 07/21/34 2,106,640
2,500,000 Morgan Stanley 6 .627 11/01/34 2,795,420
3,000,000 Morgan Stanley 5 .466 01/18/35 3,118,426
3,500,000 Morgan Stanley 5 .831 04/19/35 3,719,298
3,425,000 Morgan Stanley 5 .320 07/19/35 3,525,701
1,575,000 Morgan Stanley 5 .587 01/18/36 1,645,852
1,200,000 Morgan Stanley 5 .664 04/17/36 1,259,598
1,300,000 Morgan Stanley 2 .484 09/16/36 1,143,107
2,000,000 Morgan Stanley 4 .892 10/22/36 1,982,295
2,000,000 Morgan Stanley 5 .297 04/20/37 2,034,400
950,000 Morgan Stanley 5 .948 01/19/38 999,702
1,725,000 Morgan Stanley 3 .971 07/22/38 1,554,622
1,500,000 Morgan Stanley 5 .942 02/07/39 1,576,454
1,675,000 Morgan Stanley 4 .457 04/22/39 1,576,023
1,525,000 Morgan Stanley 3 .217 04/22/42 1,194,847
275,000 Morgan Stanley 6 .375 07/24/42 306,056
1,175,000 Morgan Stanley 4 .300 01/27/45 1,016,892
2,200,000 Morgan Stanley 4 .375 01/22/47 1,899,528
900,000 Morgan Stanley 5 .597 03/24/51 899,998
1,425,000 Morgan Stanley 2 .802 01/25/52 906,426
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 998,665
425,000 MSCI, Inc 5 .250 09/01/35 427,804
750,000 (b) MSD Investment Corp 6 .250 05/31/30 754,728
500,000 NASDAQ, Inc 1 .650 01/15/31 443,048
1,306,000 NASDAQ, Inc 5 .550 02/15/34 1,371,482
500,000 NASDAQ, Inc 2 .500 12/21/40 355,214
500,000 NASDAQ, Inc 3 .250 04/28/50 346,142
208,000 NASDAQ, Inc 3 .950 03/07/52 159,011
900,000 NASDAQ, Inc 5 .950 08/15/53 934,678
400,000 NASDAQ, Inc 6 .100 06/28/63 419,548
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .050 09/15/28 1,025,985
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 199,821
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .850 02/07/29 1,022,962
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 296,261
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .950 02/07/30 1,029,175
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 933,571
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 1,032,740
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 863,460
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 870,535
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 390,979
500,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 536,122
500,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 508,679
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 169,000
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 461,404

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 500,000 National Rural Utilities Cooperative Finance Corp 7 .125% 09/15/53 $ 524,438
1,000,000 New Mountain Finance Corp 6 .200 10/15/27 1,016,294
1,000,000 (a) New Mountain Finance Corp 6 .875 02/01/29 1,015,975
750,000 NMI Holdings, Inc 6 .000 08/15/29 776,610
500,000 Nomura Holdings, Inc 5 .386 07/06/27 509,118
1,000,000 Nomura Holdings, Inc 5 .842 01/18/28 1,031,999
1,000,000 Nomura Holdings, Inc 6 .070 07/12/28 1,042,935
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 951,744
500,000 Nomura Holdings, Inc 5 .605 07/06/29 519,744
1,000,000 Nomura Holdings, Inc 4 .904 07/01/30 1,014,940
500,000 Nomura Holdings, Inc 2 .679 07/16/30 462,205
1,000,000 Nomura Holdings, Inc 2 .999 01/22/32 906,198
1,000,000 Nomura Holdings, Inc 6 .181 01/18/33 1,081,494
1,000,000 Nomura Holdings, Inc 6 .087 07/12/33 1,077,711
1,000,000 Nomura Holdings, Inc 5 .491 06/29/35 1,029,763
1,000,000 Nomura Holdings, Inc 5 .043 06/10/36 988,226
500,000 (b) North Haven Private Income Fund LLC 5 .125 09/25/28 499,077
725,000 Northern Trust Corp 4 .000 05/10/27 727,365
500,000 Northern Trust Corp 3 .650 08/03/28 498,886
500,000 Northern Trust Corp 3 .150 05/03/29 486,858
700,000 Northern Trust Corp 1 .950 05/01/30 640,270
100,000 Northern Trust Corp 3 .375 05/08/32 98,604
500,000 Northern Trust Corp 6 .125 11/02/32 545,232
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,467,066
500,000 Oaktree Specialty Lending Corp 7 .100 02/15/29 515,308
300,000 (a) Oaktree Specialty Lending Corp 6 .340 02/27/30 300,852
500,000 Oaktree Strategic Credit Fund 6 .500 07/23/29 514,539
500,000 (b) Oaktree Strategic Credit Fund 6 .190 07/15/30 502,641
920,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 928,136
500,000 ORIX Corp 4 .650 09/10/29 508,171
1,000,000 ORIX Corp 4 .450 09/09/30 1,002,262
1,000,000 ORIX Corp 4 .000 04/13/32 971,570
500,000 (a) ORIX Corp 5 .200 09/13/32 516,547
500,000 ORIX Corp 5 .400 02/25/35 515,849
1,000,000 PACCAR Financial Corp 4 .000 08/08/28 1,006,113
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 1,001,891
500,000 PayPal Holdings, Inc 4 .450 03/06/28 505,931
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 957,876
500,000 PayPal Holdings, Inc 2 .300 06/01/30 462,983
500,000 PayPal Holdings, Inc 5 .150 06/01/34 512,775
500,000 PayPal Holdings, Inc 5 .100 04/01/35 508,771
750,000 PayPal Holdings, Inc 5 .050 06/01/52 680,537
1,000,000 (a) PayPal Holdings, Inc 5 .500 06/01/54 970,229
750,000 PayPal Holdings, Inc 5 .250 06/01/62 688,334
1,000,000 Phillips 66 Co 5 .875 03/15/56 989,301
2,000,000 (b) Private Export Funding Corp 4 .500 02/07/27 2,009,424
3,000,000 Private Export Funding Corp 1 .400 07/15/28 2,830,974
1,000,000 Private Export Funding Corp 3 .650 03/15/30 988,113
1,000,000 Private Export Funding Corp 4 .600 02/15/34 1,018,500
750,000 Radian Group, Inc 6 .200 05/15/29 786,253
1,000,000 Raymond James Financial, Inc 4 .900 09/11/35 994,178
425,000 Raymond James Financial, Inc 4 .950 07/15/46 388,615
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 733,761
1,000,000 Raymond James Financial, Inc 5 .650 09/11/55 978,823
1,000,000 Royal Bank of Canada 3 .995 11/03/28 1,000,655
1,000,000 Royal Bank of Canada 4 .305 11/03/31 995,081
625,000 S&P Global, Inc 2 .450 03/01/27 615,059
1,000,000 S&P Global, Inc 2 .700 03/01/29 961,063
500,000 S&P Global, Inc 2 .500 12/01/29 471,216
500,000 S&P Global, Inc 1 .250 08/15/30 439,519
1,000,000 S&P Global, Inc 2 .900 03/01/32 921,667
500,000 S&P Global, Inc 3 .250 12/01/49 350,279

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.6% (continued)
$ 1,000,000 S&P Global, Inc 3 .700% 03/01/52 $ 757,264
500,000 S&P Global, Inc 2 .300 08/15/60 252,848
500,000 S&P Global, Inc 3 .900 03/01/62 372,742
700,000 Sixth Street Lending Partners 6 .500 03/11/29 725,256
750,000 Sixth Street Lending Partners 6 .125 07/15/30 769,763
750,000 Sixth Street Specialty Lending, Inc 6 .950 08/14/28 786,056
500,000 Sixth Street Specialty Lending, Inc 5 .625 08/15/30 505,605
1,000,000 (a) State Street Bank & Trust Co 4 .782 11/23/29 1,029,293
1,000,000 State Street Corp 4 .530 02/20/29 1,012,871
1,000,000 State Street Corp 5 .684 11/21/29 1,047,191
300,000 State Street Corp 4 .141 12/03/29 301,899
750,000 State Street Corp 2 .400 01/24/30 706,532
1,000,000 State Street Corp 4 .729 02/28/30 1,023,333
1,000,000 State Street Corp 4 .834 04/24/30 1,029,531
1,375,000 State Street Corp 2 .200 03/03/31 1,237,244
1,000,000 State Street Corp 2 .623 02/07/33 903,629
200,000 State Street Corp 4 .421 05/13/33 199,046
750,000 State Street Corp 4 .164 08/04/33 735,560
1,000,000 State Street Corp 4 .821 01/26/34 1,012,948
500,000 State Street Corp 5 .159 05/18/34 516,920
500,000 State Street Corp 3 .031 11/01/34 471,677
350,000 State Street Corp 6 .123 11/21/34 378,126
500,000 State Street Corp 5 .146 02/28/36 511,729
350,000 State Street Corp 4 .784 10/23/36 348,179
1,000,000 Synchrony Bank 5 .625 08/23/27 1,019,840
900,000 Synchrony Financial 3 .950 12/01/27 895,711
500,000 Synchrony Financial 5 .150 03/19/29 506,710
500,000 Synchrony Financial 5 .019 07/29/29 506,292
500,000 Synchrony Financial 5 .935 08/02/30 521,088
500,000 Synchrony Financial 5 .450 03/06/31 512,650
1,000,000 Synchrony Financial 2 .875 10/28/31 897,160
500,000 Synchrony Financial 6 .000 07/29/36 513,220
1,000,000 Textron, Inc 4 .950 03/15/36 992,643
1,000,000 TPG Operating Group II LP 5 .875 03/05/34 1,044,208
1,000,000 TPG Operating Group II LP 5 .375 01/15/36 996,744
1,500,000 UBS AG. 4 .864 01/10/28 1,512,573
1,000,000 UBS AG. 4 .500 06/26/48 871,782
1,750,000 UBS Group AG. 4 .875 05/15/45 1,621,718
1,865,942 United Air (Mileage Plus Holdings LLC) 5 .800 01/15/36 1,949,156
2,000,000 Visa, Inc 1 .900 04/15/27 1,958,890
1,175,000 Visa, Inc 0 .750 08/15/27 1,124,280
700,000 Visa, Inc 2 .750 09/15/27 691,524
475,000 Visa, Inc 2 .050 04/15/30 440,176
250,000 Visa, Inc 4 .150 12/14/35 243,232
1,500,000 Visa, Inc 2 .700 04/15/40 1,155,483
2,325,000 Visa, Inc 4 .300 12/14/45 2,029,558
1,125,000 Visa, Inc 3 .650 09/15/47 877,537
750,000 Visa, Inc 2 .000 08/15/50 406,611
200,000 Voya Financial, Inc 5 .700 07/15/43 198,562
1,000,000 (a) Western Union Co 2 .750 03/15/31 910,918
TOTAL FINANCIAL SERVICES 575,527,912
FOOD, BEVERAGE & TOBACCO - 1.0%
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,923,313
2,000,000 Altria Group, Inc 5 .625 02/06/35 2,079,375
1,000,000 Altria Group, Inc 5 .250 08/06/35 1,012,430
800,000 Altria Group, Inc 5 .800 02/14/39 824,514
1,500,000 Altria Group, Inc 3 .400 02/04/41 1,159,859
925,000 Altria Group, Inc 4 .250 08/09/42 771,861
300,000 Altria Group, Inc 4 .500 05/02/43 255,921
775,000 Altria Group, Inc 5 .375 01/31/44 748,581
900,000 Altria Group, Inc 3 .875 09/16/46 676,399
2,375,000 Altria Group, Inc 5 .950 02/14/49 2,374,501

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Altria Group, Inc 4 .450% 05/06/50 $ 801,551
1,000,000 Altria Group, Inc 3 .700 02/04/51 706,651
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 3,118,012
8,216,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 7,598,892
3,000,000 Anheuser-Busch InBev Worldwide, Inc 3 .500 06/01/30 2,929,374
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 647,571
5,600,000 Anheuser-Busch InBev Worldwide, Inc 5 .000 06/15/34 5,787,817
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 128,972
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,769,302
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 143,223
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,517,562
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 2,020,567
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,191,785
750,000 Archer-Daniels-Midland Co 3 .250 03/27/30 724,471
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 459,536
1,325,000 Archer-Daniels-Midland Co 4 .500 08/15/33 1,325,680
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 684,201
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 613,214
275,000 BAT Capital Corp 4 .906 04/02/30 280,887
1,000,000 BAT Capital Corp 6 .343 08/02/30 1,081,569
900,000 BAT Capital Corp 5 .834 02/20/31 954,833
650,000 BAT Capital Corp 2 .726 03/25/31 599,287
500,000 BAT Capital Corp 4 .742 03/16/32 504,563
1,000,000 BAT Capital Corp 5 .350 08/15/32 1,038,996
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,168,039
3,000,000 BAT Capital Corp 4 .625 03/22/33 2,982,885
1,000,000 BAT Capital Corp 6 .421 08/02/33 1,103,436
2,500,000 BAT Capital Corp 6 .000 02/20/34 2,676,776
1,000,000 BAT Capital Corp 5 .625 08/15/35 1,041,629
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,289,624
1,000,000 BAT Capital Corp 7 .079 08/02/43 1,123,218
900,000 BAT Capital Corp 4 .758 09/06/49 760,419
500,000 BAT Capital Corp 5 .282 04/02/50 450,879
1,000,000 BAT Capital Corp 5 .650 03/16/52 945,268
500,000 BAT Capital Corp 6 .250 08/15/55 515,593
225,000 Brown-Forman Corp 4 .750 04/15/33 228,070
200,000 Brown-Forman Corp 4 .000 04/15/38 179,917
200,000 Brown-Forman Corp 4 .500 07/15/45 173,826
1,000,000 Bunge Ltd 4 .200 09/17/29 1,000,568
1,500,000 Bunge Ltd 4 .550 08/04/30 1,513,798
1,500,000 Bunge Ltd 2 .750 05/14/31 1,377,285
1,000,000 Bunge Ltd 4 .650 09/17/34 981,179
725,000 Campbell Soup Co 4 .150 03/15/28 724,899
325,000 Campbell Soup Co 5 .200 03/21/29 332,936
500,000 Campbell Soup Co 2 .375 04/24/30 459,802
300,000 Campbell Soup Co 5 .400 03/21/34 305,556
1,000,000 Campbell Soup Co 4 .750 03/23/35 966,453
800,000 Campbell Soup Co 4 .800 03/15/48 691,767
500,000 Campbell Soup Co 3 .125 04/24/50 326,783
475,000 Campbell Soup Co 5 .250 10/13/54 431,549
1,000,000 Campbell's Company 4 .550 03/21/31 995,008
1,000,000 Coca-Cola Co 1 .450 06/01/27 970,402
1,000,000 Coca-Cola Co 1 .500 03/05/28 955,185
600,000 Coca-Cola Co 2 .125 09/06/29 565,038
300,000 Coca-Cola Co 3 .450 03/25/30 294,238
800,000 Coca-Cola Co 1 .650 06/01/30 723,966
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,359,330
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,755,088
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,807,378
1,000,000 Coca-Cola Co 5 .000 05/13/34 1,041,605
500,000 (a) Coca-Cola Co 4 .650 08/14/34 510,421
725,000 Coca-Cola Co 2 .500 06/01/40 539,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 1,000,000 Coca-Cola Co 2 .875% 05/05/41 $ 767,502
1,500,000 Coca-Cola Co 2 .600 06/01/50 929,757
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,001,574
1,000,000 Coca-Cola Co 5 .300 05/13/54 981,627
750,000 Coca-Cola Co 5 .200 01/14/55 723,096
1,000,000 Coca-Cola Co 2 .750 06/01/60 585,903
1,750,000 Coca-Cola Co 5 .400 05/13/64 1,699,903
1,000,000 Coca-Cola Consolidated, Inc 5 .450 06/01/34 1,046,557
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 641,851
550,000 Coca-Cola Femsa SAB de C.V. 5 .100 05/06/35 557,965
500,000 ConAgra Brands, Inc 1 .375 11/01/27 475,361
100,000 ConAgra Brands, Inc 7 .000 10/01/28 106,605
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,593,327
1,000,000 (a) ConAgra Brands, Inc 5 .750 08/01/35 1,021,144
750,000 ConAgra Brands, Inc 5 .300 11/01/38 716,055
750,000 ConAgra Brands, Inc 5 .400 11/01/48 671,882
300,000 Constellation Brands, Inc 3 .500 05/09/27 297,813
300,000 Constellation Brands, Inc 4 .650 11/15/28 304,269
2,000,000 Constellation Brands, Inc 4 .800 01/15/29 2,032,186
100,000 Constellation Brands, Inc 2 .875 05/01/30 94,081
425,000 Constellation Brands, Inc 2 .250 08/01/31 377,108
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 1,004,188
400,000 Constellation Brands, Inc 4 .900 05/01/33 401,836
2,000,000 Constellation Brands, Inc 4 .950 11/01/35 1,977,838
300,000 Constellation Brands, Inc 4 .100 02/15/48 235,683
300,000 Constellation Brands, Inc 5 .250 11/15/48 277,435
750,000 Diageo Capital plc 5 .300 10/24/27 768,384
425,000 Diageo Capital plc 3 .875 05/18/28 424,343
425,000 Diageo Capital plc 5 .500 01/24/33 447,533
1,500,000 Diageo Capital plc 5 .625 10/05/33 1,596,031
200,000 Diageo Capital plc 5 .875 09/30/36 216,573
400,000 Diageo Capital plc 3 .875 04/29/43 327,524
500,000 Diageo Investment Corp 5 .125 08/15/30 518,003
500,000 Diageo Investment Corp 5 .625 04/15/35 529,068
100,000 Diageo Investment Corp 4 .250 05/11/42 86,655
400,000 Flowers Foods, Inc 2 .400 03/15/31 353,420
750,000 Flowers Foods, Inc 5 .750 03/15/35 751,909
1,000,000 General Mills, Inc 4 .700 01/30/27 1,007,429
800,000 General Mills, Inc 3 .200 02/10/27 793,200
1,500,000 General Mills, Inc 5 .500 10/17/28 1,555,693
500,000 General Mills, Inc 4 .875 01/30/30 511,353
100,000 General Mills, Inc 2 .875 04/15/30 94,561
1,000,000 General Mills, Inc 2 .250 10/14/31 887,517
175,000 General Mills, Inc 4 .950 03/29/33 177,536
750,000 (a) General Mills, Inc 5 .250 01/30/35 765,475
951,000 General Mills, Inc 3 .000 02/01/51 615,001
1,000,000 Hershey Co 4 .750 02/24/30 1,027,088
500,000 Hershey Co 1 .700 06/01/30 451,079
500,000 Hershey Co 4 .950 02/24/32 518,317
150,000 Hershey Co 4 .500 05/04/33 150,483
500,000 Hershey Co 5 .100 02/24/35 513,955
300,000 Hershey Co 3 .375 08/15/46 221,936
300,000 Hershey Co 3 .125 11/15/49 205,596
100,000 Hershey Co 2 .650 06/01/50 61,395
1,000,000 Hormel Foods Corp 1 .700 06/03/28 949,802
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,353,887
750,000 Ingredion, Inc 3 .900 06/01/50 561,434
200,000 J M Smucker Co 3 .375 12/15/27 198,070
1,000,000 J M Smucker Co 5 .900 11/15/28 1,047,712
150,000 J M Smucker Co 2 .375 03/15/30 139,318
129,000 J M Smucker Co 2 .125 03/15/32 111,678
1,000,000 J M Smucker Co 6 .200 11/15/33 1,083,970

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 300,000 J M Smucker Co 4 .250% 03/15/35 $ 282,440
250,000 J M Smucker Co 6 .500 11/15/43 268,276
300,000 J M Smucker Co 4 .375 03/15/45 250,783
1,250,000 (a) J M Smucker Co 6 .500 11/15/53 1,352,474
2,000,000 JBS USA Holding Lux Sarl 6 .750 03/15/34 2,209,600
1,000,000 (b) JBS USA Holding Lux Sarl 5 .500 01/15/36 1,016,158
1,000,000 JBS USA Holding Lux Sarl 7 .250 11/15/53 1,119,423
1,000,000 (b) JBS USA Holding Lux Sarl 6 .250 03/01/56 995,282
1,000,000 (b) JBS USA Holding Lux Sarl 6 .375 04/15/66 995,677
2,179,000 JBS USA LUX S.A. 5 .750 04/01/33 2,276,430
1,000,000 JBS USA LUX S.A. 6 .500 12/01/52 1,030,930
1,000,000 (b) JBS USA LUX Sarl 5 .950 04/20/35 1,051,489
1,000,000 (b) JBS USA LUX Sarl 6 .375 02/25/55 1,016,591
1,000,000 Kellanova 5 .750 05/16/54 1,002,485
200,000 Kellogg Co 3 .400 11/15/27 198,246
275,000 Kellogg Co 2 .100 06/01/30 251,834
150,000 Kellogg Co 4 .500 04/01/46 132,146
1,000,000 Keurig Dr Pepper, Inc 5 .050 03/15/29 1,020,934
1,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 988,612
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 712,442
500,000 Keurig Dr Pepper, Inc 2 .250 03/15/31 446,025
1,000,000 Keurig Dr Pepper, Inc 5 .200 03/15/31 1,027,586
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,922,395
500,000 Keurig Dr Pepper, Inc 5 .300 03/15/34 509,842
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 407,892
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 1,006,294
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 404,097
1,500,000 Kraft Heinz Foods Co 3 .875 05/15/27 1,495,965
500,000 Kraft Heinz Foods Co 5 .200 03/15/32 514,161
2,000,000 (a) Kraft Heinz Foods Co 5 .400 03/15/35 2,054,812
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 917,011
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,441,395
1,500,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,403,314
500,000 McCormick & Co, Inc 2 .500 04/15/30 464,796
325,000 McCormick & Co, Inc 1 .850 02/15/31 287,070
500,000 McCormick & Co, Inc 4 .950 04/15/33 507,598
500,000 McCormick & Co, Inc 4 .700 10/15/34 492,672
400,000 McCormick & Co, Inc 4 .200 08/15/47 324,393
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 309,795
525,000 Molson Coors Beverage Co 5 .000 05/01/42 484,757
1,550,000 Molson Coors Beverage Co 4 .200 07/15/46 1,244,396
1,000,000 Mondelez International, Inc 4 .750 02/20/29 1,019,831
356,000 Mondelez International, Inc 2 .750 04/13/30 335,167
1,000,000 Mondelez International, Inc 4 .500 05/06/30 1,010,833
400,000 (a) Mondelez International, Inc 1 .500 02/04/31 348,274
725,000 Mondelez International, Inc 1 .875 10/15/32 624,105
1,000,000 Mondelez International, Inc 4 .750 08/28/34 995,214
1,000,000 Mondelez International, Inc 5 .125 05/06/35 1,021,185
1,500,000 PepsiCo Singapore Financing I Pte Ltd 4 .550 02/16/29 1,524,786
2,000,000 PepsiCo Singapore Financing I Pte Ltd 4 .700 02/16/34 2,020,634
1,500,000 PepsiCo, Inc 4 .100 01/15/29 1,508,220
1,000,000 PepsiCo, Inc 4 .500 07/17/29 1,019,576
1,000,000 PepsiCo, Inc 4 .600 02/07/30 1,022,811
500,000 PepsiCo, Inc 2 .750 03/19/30 474,684
1,500,000 PepsiCo, Inc 4 .300 07/23/30 1,515,452
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,753,088
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,779,383
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,081,050
1,000,000 PepsiCo, Inc 4 .650 07/23/32 1,019,209
1,000,000 (a) PepsiCo, Inc 4 .800 07/17/34 1,021,014
1,000,000 PepsiCo, Inc 5 .000 02/07/35 1,030,115
1,000,000 PepsiCo, Inc 5 .000 07/23/35 1,021,647

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.0% (continued)
$ 575,000 PepsiCo, Inc 2 .625% 10/21/41 $ 417,399
750,000 PepsiCo, Inc 2 .875 10/15/49 493,301
1,000,000 PepsiCo, Inc 2 .750 10/21/51 627,424
1,000,000 PepsiCo, Inc 4 .200 07/18/52 821,176
1,500,000 PepsiCo, Inc 4 .650 02/15/53 1,321,137
1,000,000 PepsiCo, Inc 5 .250 07/17/54 967,709
400,000 Philip Morris Interanational, Inc 6 .375 05/16/38 445,757
1,000,000 Philip Morris International, Inc 5 .250 09/07/28 1,032,433
1,000,000 Philip Morris International, Inc 4 .875 02/13/29 1,023,603
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,414,545
1,000,000 Philip Morris International, Inc 4 .625 11/01/29 1,016,975
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,576,918
2,000,000 Philip Morris International, Inc 5 .125 02/15/30 2,067,352
450,000 Philip Morris International, Inc 2 .100 05/01/30 412,207
1,000,000 Philip Morris International, Inc 5 .500 09/07/30 1,051,479
1,500,000 Philip Morris International, Inc 4 .000 10/29/30 1,486,382
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 890,909
1,000,000 Philip Morris International, Inc 5 .125 02/13/31 1,036,203
1,000,000 Philip Morris International, Inc 4 .750 11/01/31 1,021,051
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,603,100
2,500,000 Philip Morris International, Inc 5 .375 02/15/33 2,614,220
1,000,000 Philip Morris International, Inc 5 .625 09/07/33 1,060,690
1,500,000 Philip Morris International, Inc 5 .250 02/13/34 1,550,418
1,000,000 Philip Morris International, Inc 4 .900 11/01/34 1,008,003
1,500,000 Philip Morris International, Inc 4 .625 10/29/35 1,467,422
225,000 Philip Morris International, Inc 4 .375 11/15/41 200,339
200,000 Philip Morris International, Inc 4 .500 03/20/42 178,768
275,000 Philip Morris International, Inc 3 .875 08/21/42 226,631
300,000 Philip Morris International, Inc 4 .125 03/04/43 254,072
200,000 Philip Morris International, Inc 4 .875 11/15/43 184,441
1,000,000 Philip Morris International, Inc 4 .250 11/10/44 850,557
2,000,000 Pilgrim's Pride Corp 6 .250 07/01/33 2,138,021
750,000 Pilgrim's Pride Corp 6 .875 05/15/34 831,780
750,000 Reynolds American, Inc 5 .700 08/15/35 782,284
65,000 Reynolds American, Inc 7 .250 06/15/37 75,107
200,000 Reynolds American, Inc 6 .150 09/15/43 205,194
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,746,313
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,141,963
500,000 Tyson Foods, Inc 4 .350 03/01/29 501,282
1,000,000 Tyson Foods, Inc 5 .700 03/15/34 1,054,292
500,000 Tyson Foods, Inc 5 .150 08/15/44 468,263
300,000 Tyson Foods, Inc 4 .550 06/02/47 257,523
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,567,073
TOTAL FOOD, BEVERAGE & TOBACCO 229,346,119
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
750,000 Abbott Laboratories 4 .750 11/30/36 754,607
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,248,354
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 622,783
1,000,000 Adventist Health System 4 .742 12/01/30 1,003,761
295,000 Adventist Health System 5 .757 12/01/34 304,246
500,000 Adventist Health System 3 .630 03/01/49 343,167
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 199,599
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 690,977
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 83,718
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 428,966
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 327,897
440,000 Aetna, Inc 6 .625 06/15/36 484,073
350,000 Aetna, Inc 4 .500 05/15/42 300,014
1,500,000 AHS Hospital Corp 2 .780 07/01/51 927,388
200,000 Allina Health System 3 .887 04/15/49 153,354
520,000 Allina Health System 2 .902 11/15/51 326,956
200,000 AmerisourceBergen Corp 3 .450 12/15/27 198,228

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 AmerisourceBergen Corp 2 .800% 05/15/30 $ 941,341
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 921,319
700,000 AmerisourceBergen Corp 4 .300 12/15/47 586,082
1,000,000 Ascension Health 2 .532 11/15/29 945,249
1,000,000 Ascension Health 4 .294 11/15/30 1,001,552
300,000 Ascension Health 4 .923 11/15/35 300,454
1,000,000 Ascension Health 3 .106 11/15/39 795,738
875,000 Ascension Health 3 .945 11/15/46 711,774
200,000 Ascension Health 4 .847 11/15/53 180,615
500,000 Banner Health 2 .338 01/01/30 466,662
750,000 Banner Health 1 .897 01/01/31 671,175
750,000 Banner Health 2 .913 01/01/51 479,288
1,000,000 (a) Baptist Health South Florida Obligated Group 3 .115 11/15/71 582,145
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 710,684
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,274,407
1,000,000 Baxter International, Inc 4 .900 12/15/30 1,007,657
1,000,000 Baxter International, Inc 1 .730 04/01/31 856,356
1,150,000 Baxter International, Inc 2 .539 02/01/32 1,002,125
1,000,000 Baxter International, Inc 5 .650 12/15/35 1,012,018
300,000 Baxter International, Inc 3 .500 08/15/46 212,631
1,000,000 Baxter International, Inc 3 .132 12/01/51 628,563
750,000 BayCare Health System, Inc 3 .831 11/15/50 575,372
500,000 Baylor Scott & White Holdings 1 .777 11/15/30 448,172
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 243,095
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 161,757
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 633,143
1,000,000 Becton Dickinson & Co 4 .874 02/08/29 1,019,858
1,000,000 Becton Dickinson & Co 5 .081 06/07/29 1,026,471
675,000 Becton Dickinson & Co 2 .823 05/20/30 636,238
750,000 Becton Dickinson & Co 1 .957 02/11/31 666,667
1,000,000 Becton Dickinson & Co 4 .298 08/22/32 983,942
1,000,000 Becton Dickinson & Co 5 .110 02/08/34 1,020,586
343,000 Becton Dickinson & Co 4 .685 12/15/44 303,855
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 870,697
447,000 Becton Dickinson & Co 3 .794 05/20/50 334,293
235,000 (a) Beth Israel Lahey Health, Inc 3 .080 07/01/51 153,797
200,000 Bon Secours Mercy Health, Inc 4 .302 07/01/28 200,885
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,352,415
343,000 Boston Scientific Corp 4 .550 03/01/39 326,587
256,000 Boston Scientific Corp 4 .700 03/01/49 229,584
1,000,000 Cardinal Health, Inc 5 .000 11/15/29 1,027,020
1,000,000 Cardinal Health, Inc 4 .500 09/15/30 1,009,474
1,000,000 Cardinal Health, Inc 5 .450 02/15/34 1,038,968
1,000,000 Cardinal Health, Inc 5 .350 11/15/34 1,030,832
475,000 Cardinal Health, Inc 5 .150 09/15/35 482,721
100,000 Cardinal Health, Inc 4 .600 03/15/43 87,710
200,000 Cardinal Health, Inc 4 .500 11/15/44 172,136
200,000 Cardinal Health, Inc 4 .900 09/15/45 180,268
500,000 Cardinal Health, Inc 4 .368 06/15/47 413,741
500,000 Cardinal Health, Inc 5 .750 11/15/54 498,787
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 901,237
750,000 Cencora, Inc 4 .850 12/15/29 766,640
500,000 Cencora, Inc 5 .150 02/15/35 511,028
500,000 Cencora,,Inc 5 .125 02/15/34 512,866
2,000,000 Centene Corp 2 .450 07/15/28 1,872,678
2,000,000 Centene Corp 3 .000 10/15/30 1,789,076
3,500,000 Centene Corp 2 .500 03/01/31 3,022,499
2,000,000 Centene Corp 2 .625 08/01/31 1,720,289
1,000,000 Children's Health System of Texas 2 .511 08/15/50 589,027
100,000 Children's Hospital Corp 4 .115 01/01/47 82,900
1,000,000 Children's Hospital Corp 2 .585 02/01/50 607,740
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 621,436

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 200,000 Christus Health 4 .341% 07/01/28 $ 200,724
300,000 Cigna Group 3 .050 10/15/27 295,678
2,000,000 Cigna Group 4 .375 10/15/28 2,018,180
1,000,000 Cigna Group 5 .000 05/15/29 1,027,030
218,000 Cigna Group 2 .400 03/15/30 202,324
550,000 Cigna Group 2 .375 03/15/31 497,795
1,000,000 Cigna Group 5 .125 05/15/31 1,033,400
1,000,000 Cigna Group 4 .875 09/15/32 1,013,012
2,500,000 Cigna Group 5 .400 03/15/33 2,603,464
1,000,000 Cigna Group 5 .250 02/15/34 1,028,507
1,000,000 Cigna Group 5 .250 01/15/36 1,018,006
1,700,000 Cigna Group 4 .800 08/15/38 1,627,785
225,000 Cigna Group 3 .200 03/15/40 177,735
93,000 Cigna Group 6 .125 11/15/41 98,330
975,000 Cigna Group 4 .800 07/15/46 866,880
1,150,000 Cigna Group 3 .875 10/15/47 885,256
2,450,000 Cigna Group 4 .900 12/15/48 2,184,264
750,000 Cigna Group 3 .400 03/15/50 524,447
1,100,000 Cigna Group 3 .400 03/15/51 764,290
375,000 Cigna Group 6 .000 01/15/56 385,620
600,000 City of Hope 4 .378 08/15/48 492,056
1,000,000 CommonSpirit Health 3 .347 10/01/29 966,368
1,000,000 CommonSpirit Health 2 .782 10/01/30 930,612
760,000 CommonSpirit Health 5 .318 12/01/34 774,150
300,000 CommonSpirit Health 4 .350 11/01/42 259,628
750,000 CommonSpirit Health 3 .817 10/01/49 561,521
715,000 CommonSpirit Health 4 .187 10/01/49 560,772
500,000 CommonSpirit Health 3 .910 10/01/50 373,433
750,000 CommonSpirit Health 6 .461 11/01/52 805,982
905,000 CommonSpirit Health 5 .548 12/01/54 862,758
750,000 Community Health Network, Inc 3 .099 05/01/50 477,637
500,000 Corewell Health Obligated Group 3 .487 07/15/49 358,670
485,000 Cottage Health Obligated Group 3 .304 11/01/49 342,201
5,000,000 CVS Health Corp 1 .300 08/21/27 4,782,974
1,500,000 CVS Health Corp 5 .400 06/01/29 1,553,543
275,000 CVS Health Corp 3 .250 08/15/29 265,466
2,000,000 CVS Health Corp 5 .125 02/21/30 2,054,728
1,825,000 CVS Health Corp 1 .750 08/21/30 1,621,002
1,000,000 CVS Health Corp 5 .250 01/30/31 1,033,339
1,525,000 CVS Health Corp 1 .875 02/28/31 1,338,028
1,000,000 CVS Health Corp 5 .550 06/01/31 1,046,566
1,000,000 CVS Health Corp 2 .125 09/15/31 878,465
2,000,000 CVS Health Corp 5 .250 02/21/33 2,059,162
850,000 CVS Health Corp 5 .300 06/01/33 876,496
500,000 CVS Health Corp 5 .700 06/01/34 523,958
775,000 CVS Health Corp 5 .450 09/15/35 793,298
4,100,000 CVS Health Corp 4 .780 03/25/38 3,870,038
400,000 CVS Health Corp 5 .300 12/05/43 372,552
1,000,000 CVS Health Corp 6 .000 06/01/44 1,004,914
1,800,000 CVS Health Corp 5 .125 07/20/45 1,625,052
4,525,000 CVS Health Corp 5 .050 03/25/48 3,989,013
2,000,000 CVS Health Corp 5 .625 02/21/53 1,877,427
1,500,000 CVS Health Corp 5 .875 06/01/53 1,456,495
1,500,000 CVS Health Corp 6 .000 06/01/63 1,448,121
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 77,342
1,000,000 (a) DENTSPLY SIRONA, Inc 3 .250 06/01/30 923,797
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 284,283
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 450,496
200,000 Dignity Health 5 .267 11/01/64 179,196
400,000 Duke University Health System, Inc 3 .920 06/01/47 321,561
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 402,526
1,500,000 Elevance Health, Inc 2 .250 05/15/30 1,377,177

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 Elevance Health, Inc 2 .550% 03/15/31 $ 912,998
2,000,000 Elevance Health, Inc 4 .950 11/01/31 2,043,714
50,000 Elevance Health, Inc 4 .100 05/15/32 48,652
500,000 Elevance Health, Inc 5 .500 10/15/32 526,380
1,000,000 Elevance Health, Inc 4 .750 02/15/33 1,003,081
1,500,000 Elevance Health, Inc 5 .375 06/15/34 1,550,122
1,500,000 Elevance Health, Inc 5 .200 02/15/35 1,532,162
1,150,000 Elevance Health, Inc 4 .625 05/15/42 1,034,735
125,000 Elevance Health, Inc 4 .650 01/15/43 112,014
500,000 Elevance Health, Inc 5 .100 01/15/44 470,778
425,000 Elevance Health, Inc 4 .650 08/15/44 374,572
625,000 Elevance Health, Inc 4 .375 12/01/47 518,774
1,800,000 Elevance Health, Inc 4 .550 03/01/48 1,530,810
500,000 Elevance Health, Inc 3 .700 09/15/49 367,806
650,000 Elevance Health, Inc 3 .125 05/15/50 425,117
425,000 Elevance Health, Inc 3 .600 03/15/51 302,579
600,000 Elevance Health, Inc 4 .550 05/15/52 496,508
1,750,000 Elevance Health, Inc 6 .100 10/15/52 1,803,951
450,000 Elevance Health, Inc 5 .125 02/15/53 406,153
900,000 Elevance Health, Inc 5 .650 06/15/54 875,300
500,000 Elevance Health, Inc 5 .850 11/01/64 490,950
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 781,259
150,000 GE HealthCare Technologies, Inc 4 .800 08/14/29 153,323
1,000,000 GE HealthCare Technologies, Inc 5 .857 03/15/30 1,057,514
1,000,000 GE HealthCare Technologies, Inc 4 .800 01/15/31 1,018,485
1,500,000 GE HealthCare Technologies, Inc 5 .905 11/22/32 1,615,787
1,000,000 GE HealthCare Technologies, Inc 5 .500 06/15/35 1,038,938
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 543,834
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 165,105
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 483,457
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 168,154
685,000 Hartford HealthCare Corp 3 .447 07/01/54 486,296
525,000 HCA, Inc 5 .000 03/01/28 534,786
1,000,000 HCA, Inc 3 .375 03/15/29 974,229
1,500,000 HCA, Inc 4 .125 06/15/29 1,494,914
1,000,000 HCA, Inc 5 .250 03/01/30 1,032,327
1,000,000 HCA, Inc 3 .500 09/01/30 961,658
1,000,000 HCA, Inc 4 .300 11/15/30 996,220
1,000,000 HCA, Inc 5 .450 04/01/31 1,043,699
2,000,000 HCA, Inc 2 .375 07/15/31 1,793,183
1,000,000 HCA, Inc 5 .500 03/01/32 1,042,068
1,640,000 HCA, Inc 3 .625 03/15/32 1,549,030
1,000,000 HCA, Inc 4 .600 11/15/32 990,944
2,000,000 HCA, Inc 5 .500 06/01/33 2,080,760
1,500,000 HCA, Inc 5 .600 04/01/34 1,564,380
1,000,000 HCA, Inc 5 .450 09/15/34 1,029,045
1,000,000 HCA, Inc 5 .750 03/01/35 1,049,609
1,250,000 HCA, Inc 4 .900 11/15/35 1,232,908
225,000 HCA, Inc 5 .125 06/15/39 217,285
125,000 HCA, Inc 4 .375 03/15/42 106,597
875,000 HCA, Inc 5 .500 06/15/47 826,882
1,500,000 HCA, Inc 5 .250 06/15/49 1,355,659
1,000,000 HCA, Inc 3 .500 07/15/51 677,803
500,000 HCA, Inc 5 .900 06/01/53 489,530
1,500,000 HCA, Inc 6 .000 04/01/54 1,491,226
1,000,000 HCA, Inc 5 .950 09/15/54 987,897
1,000,000 HCA, Inc 6 .200 03/01/55 1,019,139
875,000 HCA, Inc 5 .700 11/15/55 833,816
750,000 HCA, Inc 6 .100 04/01/64 742,955
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 757,411
500,000 Humana, Inc 5 .750 03/01/28 515,514
750,000 Humana, Inc 5 .750 12/01/28 779,909

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 500,000 Humana, Inc 3 .700% 03/23/29 $ 490,924
175,000 Humana, Inc 3 .125 08/15/29 167,812
1,000,000 Humana, Inc 5 .375 04/15/31 1,033,885
325,000 Humana, Inc 2 .150 02/03/32 281,717
500,000 Humana, Inc 5 .875 03/01/33 525,208
750,000 Humana, Inc 5 .950 03/15/34 786,545
1,500,000 Humana, Inc 5 .550 05/01/35 1,531,426
200,000 Humana, Inc 4 .625 12/01/42 172,089
300,000 Humana, Inc 4 .950 10/01/44 264,753
600,000 Humana, Inc 4 .800 03/15/47 508,870
500,000 Humana, Inc 3 .950 08/15/49 369,367
1,500,000 Humana, Inc 5 .500 03/15/53 1,364,817
500,000 Humana, Inc 5 .750 04/15/54 470,360
500,000 Icon Investments Six Dac 5 .849 05/08/29 521,810
1,000,000 Icon Investments Six Dac 6 .000 05/08/34 1,057,490
500,000 Illumina, Inc 4 .750 12/12/30 504,776
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 159,618
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 945,971
1,000,000 Inova Health System Foundation 4 .068 05/15/52 792,150
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 550,324
445,000 Iowa Health System 3 .665 02/15/50 332,786
900,000 IQVIA, Inc 5 .700 05/15/28 928,620
1,000,000 IQVIA, Inc 6 .250 02/01/29 1,054,118
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 279,791
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 495,907
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,039,715
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 95,037
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,052,198
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 697,264
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 654,041
755,000 Koninklijke Philips NV 5 .000 03/15/42 695,941
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 917,520
1,000,000 Laboratory Corp of America Holdings 4 .550 04/01/32 998,919
1,000,000 Laboratory Corp of America Holdings 4 .800 10/01/34 991,144
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 711,341
100,000 Mass General Brigham, Inc 3 .765 07/01/48 77,043
750,000 Mass General Brigham, Inc 3 .192 07/01/49 516,929
100,000 Mass General Brigham, Inc 4 .117 07/01/55 81,435
1,000,000 Mass General Brigham, Inc 3 .342 07/01/60 650,424
200,000 Mayo Clinic 4 .000 11/15/47 161,875
200,000 Mayo Clinic 4 .128 11/15/52 161,754
1,500,000 Mayo Clinic 3 .196 11/15/61 944,547
1,500,000 McKesson Corp 4 .250 09/15/29 1,508,353
500,000 McKesson Corp 4 .650 05/30/30 508,677
500,000 McKesson Corp 4 .950 05/30/32 513,875
350,000 McKesson Corp 5 .100 07/15/33 361,632
500,000 McKesson Corp 5 .250 05/30/35 516,278
200,000 McLaren Health Care Corp 4 .386 05/15/48 167,998
135,000 MedStar Health, Inc 3 .626 08/15/49 98,672
1,000,000 Medtronic Global Holdings S.C.A 4 .500 03/30/33 1,002,047
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,723,611
1,074,000 Medtronic, Inc 4 .625 03/15/45 982,933
500,000 Memorial Health Services 3 .447 11/01/49 355,030
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 656,177
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 159,631
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 405,822
1,000,000 Methodist Hospital 2 .705 12/01/50 616,379
500,000 Montefiore Obligated Group 5 .246 11/01/48 411,102
750,000 Montefiore Obligated Group 4 .287 09/01/50 516,812
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 743,733
380,000 MyMichigan Health 3 .409 06/01/50 263,509
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 861,099

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 1,000,000 New York and Presbyterian Hospital 2 .256% 08/01/40 $ 699,781
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 247,482
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 116,727
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 543,760
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 342,033
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 110,443
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 554,230
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 366,809
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 610,279
1,000,000 Novant Health, Inc 2 .637 11/01/36 801,828
1,000,000 Novant Health, Inc 3 .318 11/01/61 642,028
1,000,000 NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2 .667 10/01/50 611,147
350,000 NYU Langone Hospitals 5 .750 07/01/43 358,470
250,000 NYU Langone Hospitals 4 .368 07/01/47 217,484
915,000 (a) NYU Langone Hospitals 3 .380 07/01/55 625,888
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 856,423
1,000,000 OhioHealth Corp 2 .297 11/15/31 897,510
750,000 OhioHealth Corp 3 .042 11/15/50 508,227
100,000 Orlando Health Obligated Group 4 .089 10/01/48 81,241
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 705,159
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 172,556
750,000 PeaceHealth Obligated Group 3 .218 11/15/50 484,100
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 432,094
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 354,352
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 632,609
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 647,254
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 536,024
945,000 Providence St. Joseph Health Obligated Group 5 .403 10/01/33 974,258
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 75,928
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 271,385
1,000,000 (a) Providence St. Joseph Health Obligated Group 2 .700 10/01/51 590,873
785,000 Queen's Health Systems 4 .810 07/01/52 700,945
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 505,971
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 501,515
500,000 Quest Diagnostics, Inc 4 .625 12/15/29 508,477
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 460,030
250,000 Quest Diagnostics, Inc 6 .400 11/30/33 276,790
1,000,000 Quest Diagnostics, Inc 5 .000 12/15/34 1,011,342
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 269,176
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,007,769
390,000 Rush Obligated Group 3 .922 11/15/29 386,717
425,000 Sentara Healthcare 2 .927 11/01/51 270,319
1,000,000 Sharp HealthCare 2 .680 08/01/50 616,497
1,000,000 Smith & Nephew plc 2 .032 10/14/30 899,193
500,000 Smith & Nephew plc 5 .400 03/20/34 516,372
400,000 SSM Health Care Corp 3 .823 06/01/27 399,933
500,000 SSM Health Care Corp 4 .894 06/01/28 508,138
1,620,000 Stanford Health Care 3 .027 08/15/51 1,062,953
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 740,793
1,000,000 Stryker Corp 4 .550 02/10/27 1,006,463
500,000 Stryker Corp 3 .650 03/07/28 497,163
1,000,000 Stryker Corp 4 .850 02/10/30 1,026,845
1,250,000 Stryker Corp 4 .625 09/11/34 1,242,607
1,000,000 Stryker Corp 5 .200 02/10/35 1,026,760
200,000 Stryker Corp 4 .100 04/01/43 169,417
200,000 Stryker Corp 4 .375 05/15/44 173,154
550,000 Stryker Corp 4 .625 03/15/46 491,100
575,000 Stryker Corp 2 .900 06/15/50 375,908
1,500,000 Summa Health 3 .511 11/15/51 1,183,948
200,000 Sutter Health 3 .695 08/15/28 198,805
1,000,000 Sutter Health 2 .294 08/15/30 919,643
435,000 Sutter Health 5 .213 08/15/32 450,479

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 745,000 Sutter Health 5 .537% 08/15/35 $ 777,587
500,000 Sutter Health 3 .161 08/15/40 394,406
200,000 Sutter Health 4 .091 08/15/48 162,724
500,000 Sutter Health 3 .361 08/15/50 349,588
135,000 (a) Sutter Health 5 .547 08/15/53 133,893
1,000,000 Texas Health Resources 2 .328 11/15/50 572,269
100,000 Texas Health Resources 4 .330 11/15/55 82,138
450,000 Toledo Hospital 5 .750 11/15/38 456,343
1,000,000 Trinity Health Corp 2 .632 12/01/40 729,812
300,000 Trinity Health Corp 4 .125 12/01/45 250,834
185,000 Trinity Health Corp 3 .434 12/01/48 140,130
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 939,127
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 199,198
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,054,647
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 499,614
1,000,000 UnitedHealth Group, Inc 4 .700 04/15/29 1,019,651
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,498,507
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 960,263
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,042,561
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 2,006,471
2,000,000 UnitedHealth Group, Inc 4 .900 04/15/31 2,053,559
1,750,000 UnitedHealth Group, Inc 2 .300 05/15/31 1,578,168
1,000,000 UnitedHealth Group, Inc 4 .950 01/15/32 1,025,060
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 789,821
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,562,783
1,500,000 UnitedHealth Group, Inc 4 .500 04/15/33 1,491,407
1,500,000 UnitedHealth Group, Inc 5 .000 04/15/34 1,524,202
1,000,000 UnitedHealth Group, Inc 5 .150 07/15/34 1,024,249
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 160,029
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 411,392
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 231,244
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 228,983
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 747,866
1,500,000 UnitedHealth Group, Inc 3 .050 05/15/41 1,137,295
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 263,762
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 289,746
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 321,552
1,500,000 UnitedHealth Group, Inc 5 .500 07/15/44 1,488,859
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 656,132
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 247,420
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 381,771
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,391,146
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 742,485
2,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 1,277,013
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,024,804
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 388,089
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,512,517
1,500,000 UnitedHealth Group, Inc 5 .050 04/15/53 1,352,964
3,000,000 UnitedHealth Group, Inc 5 .375 04/15/54 2,830,645
100,000 UnitedHealth Group, Inc 5 .950 06/15/55 102,679
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 897,241
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 603,510
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 432,880
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,021,346
1,500,000 UnitedHealth Group, Inc 5 .200 04/15/63 1,343,249
2,000,000 UnitedHealth Group, Inc 5 .500 04/15/64 1,879,115
500,000 Universal Health Services, Inc 4 .625 10/15/29 501,955
1,000,000 Universal Health Services, Inc 2 .650 01/15/32 882,978
1,000,000 Universal Health Services, Inc 5 .050 10/15/34 981,276
500,000 University of Pittsburgh Medical Center 5 .035 05/15/33 509,718
500,000 University of Pittsburgh Medical Center 5 .377 05/15/43 486,649
370,000 WakeMed 3 .286 10/01/52 254,170

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1.4% (continued)
$ 200,000 West Virginia United Health System Obligated Group 3 .129% 06/01/50 $ 125,566
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 313,959
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 584,169
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,354,512
1,000,000 Zimmer Biomet Holdings, Inc 5 .200 09/15/34 1,019,244
1,000,000 Zimmer Biomet Holdings, Inc 5 .500 02/19/35 1,037,055
TOTAL HEALTH CARE EQUIPMENT & SERVICES 307,649,863
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 494,178
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 222,153
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 531,590
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 79,605
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 661,713
750,000 Clorox Co 4 .400 05/01/29 758,645
1,000,000 Clorox Co 1 .800 05/15/30 900,810
375,000 Clorox Co 4 .600 05/01/32 378,369
1,000,000 Colgate-Palmolive Co 4 .600 03/01/28 1,015,406
60,000 Colgate-Palmolive Co 6 .450 06/16/28 63,080
225,000 Colgate-Palmolive Co 3 .250 08/15/32 211,995
1,000,000 Colgate-Palmolive Co 4 .600 03/01/33 1,021,339
300,000 Colgate-Palmolive Co 4 .000 08/15/45 253,813
550,000 Colgate-Palmolive Co 3 .700 08/01/47 433,806
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 446,192
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 187,202
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 93,889
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,337,988
1,000,000 Estee Lauder Cos, Inc 5 .000 02/14/34 1,014,972
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 107,724
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 252,674
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 301,280
700,000 Estee Lauder Cos, Inc 3 .125 12/01/49 464,174
750,000 Estee Lauder Cos, Inc 5 .150 05/15/53 694,623
1,900,000 Haleon US Capital LLC 3 .375 03/24/27 1,886,064
725,000 Haleon US Capital LLC 3 .375 03/24/29 707,858
1,500,000 Haleon US Capital LLC 3 .625 03/24/32 1,426,939
1,000,000 Haleon US Capital LLC 4 .000 03/24/52 785,209
1,000,000 Kenvue, Inc 5 .000 03/22/30 1,031,288
500,000 Kenvue, Inc 4 .850 05/22/32 511,288
1,250,000 Kenvue, Inc 4 .900 03/22/33 1,275,511
500,000 Kenvue, Inc 5 .100 03/22/43 480,078
1,250,000 Kenvue, Inc 5 .050 03/22/53 1,139,105
1,000,000 Kenvue, Inc 5 .200 03/22/63 906,967
200,000 Kimberly-Clark Corp 1 .050 09/15/27 191,233
412,000 Kimberly-Clark Corp 3 .950 11/01/28 412,934
750,000 Kimberly-Clark Corp 3 .200 04/25/29 731,738
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,352,030
500,000 Kimberly-Clark Corp 4 .500 02/16/33 506,632
200,000 Kimberly-Clark Corp 6 .625 08/01/37 230,257
725,000 Kimberly-Clark Corp 3 .200 07/30/46 517,227
200,000 Kimberly-Clark Corp 3 .900 05/04/47 157,101
300,000 Kimberly-Clark Corp 2 .875 02/07/50 198,321
1,000,000 Procter & Gamble Co 4 .350 01/29/29 1,018,667
1,000,000 Procter & Gamble Co 4 .150 10/24/29 1,013,716
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,928,300
1,150,000 Procter & Gamble Co 1 .200 10/29/30 1,012,363
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,355,279
1,500,000 (a) Procter & Gamble Co 4 .050 01/26/33 1,499,531
2,000,000 Procter & Gamble Co 4 .550 01/29/34 2,030,845
1,000,000 Procter & Gamble Co 4 .550 10/24/34 1,012,083
1,000,000 Procter & Gamble Co 4 .350 11/03/35 986,946
800,000 Unilever Capital Corp 2 .900 05/05/27 792,152
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,142,449

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0.2% (continued)
$ 700,000 Unilever Capital Corp 4 .875% 09/08/28 $ 718,669
1,000,000 Unilever Capital Corp 2 .125 09/06/29 939,518
175,000 Unilever Capital Corp 1 .375 09/14/30 155,401
200,000 Unilever Capital Corp 1 .750 08/12/31 176,339
430,000 Unilever Capital Corp 5 .900 11/15/32 469,491
700,000 Unilever Capital Corp 5 .000 12/08/33 724,647
1,300,000 Unilever Capital Corp 4 .625 08/12/34 1,309,098
500,000 Unilever Capital Corp 2 .625 08/12/51 308,430
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 44,968,924
INSURANCE - 0.8%
500,000 Aegon NV 5 .500 04/11/48 504,938
375,000 Aflac, Inc 3 .600 04/01/30 368,664
200,000 Aflac, Inc 4 .000 10/15/46 160,301
500,000 Aflac, Inc 4 .750 01/15/49 440,646
1,000,000 Alleghany Corp 3 .625 05/15/30 976,221
200,000 Alleghany Corp 4 .900 09/15/44 182,032
1,000,000 Alleghany Corp 3 .250 08/15/51 673,029
1,500,000 Allstate Corp 5 .050 06/24/29 1,549,368
600,000 Allstate Corp 5 .250 03/30/33 624,537
600,000 Allstate Corp 4 .500 06/15/43 525,170
975,000 Allstate Corp 4 .200 12/15/46 802,718
250,000 Allstate Corp 3 .850 08/10/49 190,324
200,000 Allstate Corp 7 .051 08/15/53 200,042
325,000 (a) American Financial Group, Inc 5 .250 04/02/30 339,992
1,000,000 American Financial Group, Inc 5 .000 09/23/35 981,959
400,000 American Financial Group, Inc 4 .500 06/15/47 335,185
500,000 American International Group, Inc 4 .850 05/07/30 512,431
1,000,000 American International Group, Inc 5 .125 03/27/33 1,028,435
250,000 American International Group, Inc 5 .450 05/07/35 260,428
1,500,000 American International Group, Inc 4 .750 04/01/48 1,333,433
1,500,000 American International Group, Inc 4 .375 06/30/50 1,252,039
1,000,000 American National Group, Inc 5 .750 10/01/29 1,034,808
750,000 American National Group, Inc 6 .000 07/15/35 760,521
200,000 Aon Corp 4 .500 12/15/28 202,384
450,000 Aon Corp 3 .750 05/02/29 445,028
450,000 Aon Corp 2 .800 05/15/30 424,884
1,000,000 Aon Corp 2 .050 08/23/31 883,308
1,000,000 Aon Corp 2 .600 12/02/31 903,690
500,000 Aon Corp 5 .000 09/12/32 512,137
750,000 Aon Corp 5 .350 02/28/33 781,027
200,000 Aon Corp 6 .250 09/30/40 218,174
1,000,000 Aon Corp 2 .900 08/23/51 621,983
500,000 Aon Corp 3 .900 02/28/52 374,068
550,000 Aon Global Ltd 4 .750 05/15/45 488,668
1,000,000 Aon North America, Inc 5 .300 03/01/31 1,042,511
1,500,000 Aon North America, Inc 5 .450 03/01/34 1,558,823
1,500,000 Aon North America, Inc 5 .750 03/01/54 1,492,387
200,000 Arch Capital Group Ltd 5 .031 12/15/46 186,296
600,000 Arch Capital Group Ltd 3 .635 06/30/50 445,358
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 284,556
575,000 Arthur J Gallagher & Co 5 .000 02/15/32 587,821
500,000 Arthur J Gallagher & Co 5 .500 03/02/33 520,040
150,000 Arthur J Gallagher & Co 6 .500 02/15/34 165,146
1,000,000 Arthur J Gallagher & Co 5 .450 07/15/34 1,036,569
1,500,000 Arthur J Gallagher & Co 5 .150 02/15/35 1,515,698
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 87,152
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 632,669
250,000 Arthur J Gallagher & Co 6 .750 02/15/54 276,228
725,000 Arthur J Gallagher & Co 5 .750 07/15/54 712,767
1,400,000 Arthur J Gallagher & Co 5 .550 02/15/55 1,343,646
1,000,000 Aspen Insurance Holdings Ltd 5 .750 07/01/30 1,042,494
300,000 Assurant, Inc 4 .900 03/27/28 303,603

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 500,000 Assurant, Inc 3 .700% 02/22/30 $ 485,239
7,000 Assurant, Inc 6 .750 02/15/34 7,623
500,000 Assured Guaranty US Holdings, Inc 6 .125 09/15/28 525,248
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 211,581
500,000 Athene Holding Ltd 6 .150 04/03/30 530,172
500,000 Athene Holding Ltd 6 .650 02/01/33 541,689
500,000 Athene Holding Ltd 3 .950 05/25/51 349,349
500,000 Athene Holding Ltd 3 .450 05/15/52 316,147
1,000,000 Athene Holding Ltd 6 .250 04/01/54 972,474
500,000 Athene Holding Ltd 6 .625 10/15/54 499,052
1,000,000 Athene Holding Ltd 6 .625 05/19/55 1,018,480
1,000,000 Athene Holding Ltd 6 .875 06/28/55 999,231
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 296,843
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 240,507
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 199,787
1,500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,476,373
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 91,810
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 931,815
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 275,499
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,815,123
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,446,340
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,791,705
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,154,254
1,000,000 (a) Brighthouse Financial, Inc 5 .625 05/15/30 1,011,515
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 173,658
425,000 Brown & Brown, Inc 4 .700 06/23/28 430,095
1,000,000 Brown & Brown, Inc 4 .900 06/23/30 1,013,830
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 896,612
500,000 Brown & Brown, Inc 4 .200 03/17/32 483,818
1,000,000 Brown & Brown, Inc 5 .250 06/23/32 1,022,630
500,000 Brown & Brown, Inc 5 .650 06/11/34 515,898
225,000 Brown & Brown, Inc 5 .550 06/23/35 230,705
500,000 Brown & Brown, Inc 4 .950 03/17/52 436,065
625,000 Brown & Brown, Inc 6 .250 06/23/55 649,886
450,000 Chubb Corp 6 .000 05/11/37 488,470
1,500,000 Chubb INA Holdings LLC 4 .900 08/15/35 1,506,361
2,000,000 Chubb INA Holdings, Inc 5 .000 03/15/34 2,045,707
150,000 Chubb INA Holdings, Inc 4 .150 03/13/43 129,056
1,600,000 Chubb INA Holdings, Inc 4 .350 11/03/45 1,392,863
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 270,634
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 919,687
200,000 Cincinnati Financial Corp 6 .920 05/15/28 213,027
650,000 CNA Financial Corp 2 .050 08/15/30 584,428
500,000 CNA Financial Corp 5 .500 06/15/33 517,895
1,000,000 CNA Financial Corp 5 .125 02/15/34 1,005,828
1,000,000 CNA Financial Corp 5 .200 08/15/35 1,004,773
500,000 CNO Financial Group, Inc 5 .250 05/30/29 507,239
1,000,000 CNO Financial Group, Inc 6 .450 06/15/34 1,057,941
650,000 Corebridge Financial, Inc 6 .375 09/15/54 654,967
1,000,000 Elevance Health, Inc 4 .600 09/15/32 999,485
1,500,000 Elevance Health, Inc 5 .000 01/15/36 1,490,939
550,000 (a) Elevance Health, Inc 5 .700 09/15/55 538,831
500,000 Enstar Group Ltd 4 .950 06/01/29 503,734
1,000,000 Enstar Group Ltd 3 .100 09/01/31 898,747
456,000 Equitable Holdings, Inc 4 .350 04/20/28 457,691
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 265,700
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 173,985
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 760,460
750,000 F&G Annuities & Life, Inc 6 .500 06/04/29 781,335
500,000 F&G Annuities & Life, Inc 6 .250 10/04/34 508,633
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 405,322
950,000 Fairfax Financial Holdings Ltd 6 .000 12/07/33 1,007,368

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Fairfax Financial Holdings Ltd 5 .750% 05/20/35 $ 1,037,463
1,000,000 Fairfax Financial Holdings Ltd 6 .350 03/22/54 1,035,746
750,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 751,867
1,000,000 Fairfax Financial Holdings Ltd 6 .500 05/20/55 1,056,815
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 301,863
500,000 Fidelity National Financial, Inc 3 .400 06/15/30 477,117
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 446,504
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 252,789
750,000 First American Financial Corp 4 .000 05/15/30 725,159
400,000 First American Financial Corp 2 .400 08/15/31 348,936
1,000,000 First American Financial Corp 5 .450 09/30/34 1,000,048
350,000 Globe Life, Inc 4 .550 09/15/28 353,177
350,000 Globe Life, Inc 2 .150 08/15/30 316,574
175,000 Globe Life, Inc 4 .800 06/15/32 176,350
1,000,000 Globe Life, Inc 5 .850 09/15/34 1,050,013
1,000,000 Hanover Insurance Group, Inc 5 .500 09/01/35 1,014,391
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 717,041
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 343,787
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 381,170
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 333,037
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 302,607
500,000 Horace Mann Educators Corp 7 .250 09/15/28 535,610
500,000 Kemper Corp 2 .400 09/30/30 447,351
1,000,000 Kemper Corp 3 .800 02/23/32 922,129
529,000 Lincoln National Corp 3 .050 01/15/30 504,173
1,000,000 Lincoln National Corp 3 .400 03/01/32 926,304
1,000,000 Lincoln National Corp 5 .852 03/15/34 1,048,222
650,000 Lincoln National Corp 5 .350 11/15/35 655,750
150,000 Lincoln National Corp 7 .000 06/15/40 168,567
400,000 Loews Corp 3 .200 05/15/30 382,670
200,000 Loews Corp 4 .125 05/15/43 170,148
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,295,705
1,000,000 Manulife Financial Corp 3 .703 03/16/32 958,139
1,000,000 Manulife Financial Corp 4 .986 12/11/35 997,536
200,000 Manulife Financial Corp 5 .375 03/04/46 197,054
200,000 Markel Group, Inc 3 .350 09/17/29 193,536
150,000 Markel Group, Inc 5 .000 04/05/46 134,784
100,000 Markel Group, Inc 4 .300 11/01/47 80,524
750,000 Markel Group, Inc 5 .000 05/20/49 662,258
200,000 Markel Group, Inc 4 .150 09/17/50 154,573
750,000 Markel Group, Inc 3 .450 05/07/52 506,999
1,000,000 Markel Group, Inc 6 .000 05/16/54 1,006,306
1,000,000 Marsh & McLennan Cos, Inc 4 .650 03/15/30 1,020,047
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 410,889
1,000,000 Marsh & McLennan Cos, Inc 4 .850 11/15/31 1,025,751
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 538,106
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,071,300
1,000,000 Marsh & McLennan Cos, Inc 5 .400 09/15/33 1,050,348
1,000,000 Marsh & McLennan Cos, Inc 5 .150 03/15/34 1,032,907
1,000,000 Marsh & McLennan Cos, Inc 5 .000 03/15/35 1,012,969
250,000 Marsh & McLennan Cos, Inc 4 .750 03/15/39 240,679
500,000 Marsh & McLennan Cos, Inc 5 .350 11/15/44 489,250
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 84,759
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 246,775
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,085,327
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 633,034
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 269,367
1,000,000 Marsh & McLennan Cos, Inc 5 .450 03/15/53 970,220
1,000,000 Marsh & McLennan Cos, Inc 5 .700 09/15/53 1,005,461
500,000 Marsh & McLennan Cos, Inc 5 .450 03/15/54 484,203
200,000 Mercury General Corp 4 .400 03/15/27 199,801
1,030,000 Metlife, Inc 5 .700 06/15/35 1,100,416

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 MetLife, Inc 4 .550% 03/23/30 $ 1,021,243
1,500,000 MetLife, Inc 5 .375 07/15/33 1,581,039
675,000 MetLife, Inc 6 .375 06/15/34 755,168
130,000 MetLife, Inc 5 .875 02/06/41 136,525
450,000 MetLife, Inc 4 .125 08/13/42 383,678
750,000 MetLife, Inc 4 .875 11/13/43 699,263
500,000 MetLife, Inc 4 .721 12/15/44 450,386
800,000 MetLife, Inc 4 .050 03/01/45 661,661
1,650,000 MetLife, Inc 4 .600 05/13/46 1,475,765
1,200,000 MetLife, Inc 5 .000 07/15/52 1,096,676
1,000,000 MetLife, Inc 5 .250 01/15/54 951,146
550,000 MetLife, Inc 6 .350 03/15/55 580,005
20,000 Nationwide Financial Services, Inc 6 .750 05/15/37 19,898
1,000,000 Old Republic International Corp 5 .750 03/28/34 1,038,859
500,000 Old Republic International Corp 3 .850 06/11/51 361,579
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 487,805
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 470,115
500,000 Primerica, Inc 2 .800 11/19/31 453,810
100,000 Principal Financial Group, Inc 3 .700 05/15/29 98,328
100,000 Principal Financial Group, Inc 4 .625 09/15/42 89,733
200,000 Principal Financial Group, Inc 4 .350 05/15/43 171,654
300,000 Principal Financial Group, Inc 4 .300 11/15/46 251,580
750,000 Principal Financial Group, Inc 5 .500 03/15/53 730,161
650,000 Progressive Corp 2 .450 01/15/27 640,455
750,000 Progressive Corp 2 .500 03/15/27 738,243
250,000 Progressive Corp 4 .000 03/01/29 250,441
100,000 Progressive Corp 3 .200 03/26/30 96,725
125,000 Progressive Corp 3 .000 03/15/32 115,459
120,000 Progressive Corp 6 .250 12/01/32 132,659
300,000 Progressive Corp 4 .350 04/25/44 260,418
300,000 Progressive Corp 3 .700 01/26/45 235,551
950,000 Progressive Corp 4 .125 04/15/47 785,112
750,000 Progressive Corp 4 .200 03/15/48 621,921
100,000 Progressive Corp 3 .950 03/26/50 78,490
500,000 Progressive Corp 3 .700 03/15/52 374,625
195,000 Prudential Financial, Inc 3 .878 03/27/28 194,864
450,000 Prudential Financial, Inc 5 .700 12/14/36 476,883
500,000 Prudential Financial, Inc 3 .000 03/10/40 388,916
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,517,961
2,300,000 (d) Prudential Financial, Inc 4 .500 09/15/47 2,276,051
300,000 Prudential Financial, Inc 4 .418 03/27/48 252,056
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,424,151
799,000 Prudential Financial, Inc 3 .935 12/07/49 618,675
450,000 Prudential Financial, Inc 4 .350 02/25/50 373,185
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 746,300
675,000 Prudential Financial, Inc 5 .125 03/01/52 668,829
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 1,030,031
1,500,000 Prudential Financial, Inc 6 .750 03/01/53 1,602,810
525,000 Prudential Financial, Inc 6 .500 03/15/54 554,888
200,000 Prudential Funding Asia plc 3 .125 04/14/30 191,717
1,000,000 Prudential Funding Asia plc 3 .625 03/24/32 947,258
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 740,880
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 331,003
500,000 Reinsurance Group of America, Inc 6 .000 09/15/33 532,564
500,000 Reinsurance Group of America, Inc 5 .750 09/15/34 521,441
500,000 Reinsurance Group of America, Inc 6 .650 09/15/55 516,648
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 198,104
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 293,315
1,000,000 RenaissanceRe Holdings Ltd 5 .750 06/05/33 1,045,596
500,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 522,221
500,000 Selective Insurance Group, Inc 5 .900 04/15/35 523,671
1,000,000 SiriusPoint Ltd 7 .000 04/05/29 1,058,077

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.8% (continued)
$ 1,000,000 Stewart Information Services Corp 3 .600% 11/15/31 $ 884,113
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 24,980
250,000 Travelers Cos, Inc 5 .050 07/24/35 253,908
600,000 Travelers Cos, Inc 5 .350 11/01/40 607,680
200,000 Travelers Cos, Inc 4 .600 08/01/43 179,876
250,000 Travelers Cos, Inc 4 .300 08/25/45 213,117
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 893,998
500,000 Travelers Cos, Inc 4 .050 03/07/48 406,011
900,000 Travelers Cos, Inc 4 .100 03/04/49 729,927
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,324,378
1,000,000 Travelers Cos, Inc 5 .450 05/25/53 985,416
225,000 Travelers Cos, Inc 5 .700 07/24/55 229,771
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 112,382
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 480,234
1,000,000 UnitedHealth Group, Inc 4 .800 01/15/30 1,024,231
1,500,000 UnitedHealth Group, Inc 4 .650 01/15/31 1,525,846
225,000 UnitedHealth Group, Inc 5 .300 06/15/35 232,959
1,500,000 UnitedHealth Group, Inc 5 .625 07/15/54 1,471,226
900,000 UnitedHealth Group, Inc 5 .750 07/15/64 878,677
300,000 Unum Group 5 .750 08/15/42 297,450
500,000 Unum Group 4 .500 12/15/49 402,123
1,000,000 Unum Group 4 .125 06/15/51 758,900
400,000 Unum Group 6 .000 06/15/54 394,991
525,000 Verisk Analytics, Inc 5 .250 06/05/34 537,525
1,000,000 Voya Financial, Inc 5 .000 09/20/34 992,209
200,000 Voya Financial, Inc 4 .800 06/15/46 176,692
200,000 W R Berkley Corp 4 .750 08/01/44 179,139
650,000 W R Berkley Corp 4 .000 05/12/50 496,655
250,000 W R Berkley Corp 3 .550 03/30/52 175,147
400,000 W R Berkley Corp 3 .150 09/30/61 236,465
900,000 Willis North America, Inc 2 .950 09/15/29 856,208
1,000,000 Willis North America, Inc 4 .550 03/15/31 1,001,244
1,000,000 Willis North America, Inc 5 .350 05/15/33 1,031,257
1,000,000 Willis North America, Inc 5 .150 03/15/36 1,000,082
300,000 Willis North America, Inc 5 .050 09/15/48 269,288
500,000 Willis North America, Inc 3 .875 09/15/49 370,714
750,000 Willis North America, Inc 5 .900 03/05/54 748,661
200,000 XL Group Ltd 5 .250 12/15/43 189,064
TOTAL INSURANCE 178,017,711
MATERIALS - 0.7%
1,000,000 3M Co 4 .800 03/15/30 1,022,194
1,000,000 3M Co 5 .150 03/15/35 1,022,097
500,000 Air Products and Chemicals, Inc 1 .850 05/15/27 487,464
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 757,648
750,000 Air Products and Chemicals, Inc 4 .750 02/08/31 769,193
750,000 Air Products and Chemicals, Inc 4 .900 10/11/32 772,809
1,000,000 Air Products and Chemicals, Inc 4 .800 03/03/33 1,019,829
750,000 Air Products and Chemicals, Inc 4 .850 02/08/34 762,505
125,000 Air Products and Chemicals, Inc 2 .700 05/15/40 93,755
1,250,000 Air Products and Chemicals, Inc 2 .800 05/15/50 795,947
750,000 Albemarle Corp 4 .650 06/01/27 754,591
1,000,000 Albemarle Corp 5 .650 06/01/52 903,283
1,000,000 Amcor Finance USA, Inc 5 .625 05/26/33 1,043,859
1,500,000 Amcor Flexibles North America, Inc 5 .100 03/17/30 1,539,731
200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 185,414
500,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 457,176
1,000,000 Amcor Flexibles North America, Inc 5 .500 03/17/35 1,032,935
500,000 Amrize Finance US LLC 4 .700 04/07/28 505,778
750,000 Amrize Finance US LLC 4 .950 04/07/30 766,862
750,000 Amrize Finance US LLC 5 .400 04/07/35 773,433
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 970,137
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 359,086

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 AptarGroup, Inc 4 .750% 03/30/31 $ 503,530
500,000 AptarGroup, Inc 3 .600 03/15/32 466,778
500,000 ArcelorMittal S.A. 6 .550 11/29/27 520,586
1,500,000 (a) ArcelorMittal S.A. 6 .800 11/29/32 1,679,637
1,000,000 (a) ArcelorMittal S.A. 6 .000 06/17/34 1,075,000
1,000,000 (a) ArcelorMittal S.A. 6 .350 06/17/54 1,053,634
300,000 Avery Dennison Corp 4 .875 12/06/28 306,378
500,000 Avery Dennison Corp 2 .650 04/30/30 466,522
1,000,000 Avery Dennison Corp 5 .750 03/15/33 1,059,588
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,525,606
100,000 Barrick PD Australia Finance Pty Ltd 5 .950 10/15/39 105,052
1,000,000 Berry Global, Inc 5 .800 06/15/31 1,055,654
500,000 Berry Global, Inc 5 .650 01/15/34 520,924
1,000,000 BHP Billiton Finance USA Ltd 5 .250 09/08/30 1,041,681
1,000,000 BHP Billiton Finance USA Ltd 5 .125 02/21/32 1,036,764
1,500,000 BHP Billiton Finance USA Ltd 4 .900 02/28/33 1,530,585
1,500,000 BHP Billiton Finance USA Ltd 5 .250 09/08/33 1,558,213
1,000,000 (a) BHP Billiton Finance USA Ltd 5 .000 02/15/36 1,012,157
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 712,553
675,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 641,045
575,000 BHP Billiton Finance USA Ltd 5 .500 09/08/53 572,494
1,000,000 BHP Billiton Finance USA Ltd 5 .750 09/05/55 1,019,421
1,000,000 Cabot Corp 5 .000 06/30/32 1,015,532
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 371,506
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 179,322
1,000,000 CF Industries, Inc 5 .300 11/26/35 996,535
1,000,000 CRH America Finance, Inc 4 .400 02/09/31 1,001,658
1,000,000 CRH America Finance, Inc 5 .400 05/21/34 1,038,672
625,000 CRH America Finance, Inc 5 .500 01/09/35 650,466
1,500,000 CRH America Finance, Inc 5 .000 02/09/36 1,505,179
200,000 CRH America Finance, Inc 5 .875 01/09/55 204,728
325,000 CRH America Finance, Inc 5 .600 02/09/56 320,289
1,000,000 CRH SMW Finance DAC 5 .200 05/21/29 1,032,379
35,000 Dow Chemical Co 7 .375 11/01/29 38,564
1,000,000 (a) Dow Chemical Co 6 .300 03/15/33 1,053,341
1,000,000 (a) Dow Chemical Co 5 .150 02/15/34 992,618
982,000 Dow Chemical Co 4 .250 10/01/34 896,382
500,000 (a) Dow Chemical Co 5 .350 03/15/35 495,546
1,000,000 (a) Dow Chemical Co 5 .650 03/15/36 995,582
131,000 Dow Chemical Co 9 .400 05/15/39 168,408
275,000 Dow Chemical Co 5 .250 11/15/41 249,223
1,200,000 Dow Chemical Co 4 .375 11/15/42 949,922
400,000 Dow Chemical Co 4 .625 10/01/44 321,052
825,000 Dow Chemical Co 5 .550 11/30/48 724,427
750,000 Dow Chemical Co 4 .800 05/15/49 588,899
1,000,000 Dow Chemical Co 3 .600 11/15/50 644,919
500,000 (a) Dow Chemical Co 6 .900 05/15/53 512,758
1,500,000 Dow Chemical Co 5 .600 02/15/54 1,303,485
994,000 (b) DuPont de Nemours, Inc 4 .725 11/15/28 1,006,581
500,000 Eagle Materials, Inc 2 .500 07/01/31 454,055
1,000,000 Eagle Materials, Inc 5 .000 03/15/36 979,531
700,000 Eastman Chemical Co 4 .500 12/01/28 705,282
1,650,000 Eastman Chemical Co 5 .750 03/08/33 1,729,046
150,000 Eastman Chemical Co 4 .800 09/01/42 132,722
525,000 Eastman Chemical Co 4 .650 10/15/44 445,183
1,000,000 Ecolab, Inc 1 .650 02/01/27 977,317
300,000 Ecolab, Inc 3 .250 12/01/27 297,631
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,026,734
150,000 Ecolab, Inc 2 .125 08/15/50 83,297
1,000,000 Ecolab, Inc 2 .700 12/15/51 617,326
1,370,000 Ecolab, Inc 2 .750 08/18/55 824,294
175,000 EIDP, Inc 2 .300 07/15/30 161,786

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 EIDP, Inc 5 .125% 05/15/32 $ 513,008
750,000 EIDP, Inc 4 .800 05/15/33 748,987
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 996,924
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,500,463
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 991,498
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 1,007,528
750,000 Georgia-Pacific LLC 7 .750 11/15/29 845,981
1,000,000 Gerdau Trade, Inc 5 .750 06/09/35 1,034,400
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 100,710
412,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 364,336
450,000 International Paper Co 6 .000 11/15/41 466,138
390,000 International Paper Co 4 .800 06/15/44 343,608
2,425,000 International Paper Co 4 .350 08/15/48 1,960,092
500,000 Kinross Gold Corp 6 .250 07/15/33 545,525
725,000 Linde, Inc 1 .100 08/10/30 636,531
625,000 Linde, Inc 3 .550 11/07/42 499,307
225,000 Linde, Inc 2 .000 08/10/50 119,303
150,000 Lubrizol Corp 6 .500 10/01/34 169,148
575,000 LYB International Finance BV 5 .250 07/15/43 496,372
550,000 LYB International Finance BV 4 .875 03/15/44 456,424
150,000 LYB International Finance III LLC 2 .250 10/01/30 133,688
500,000 LYB International Finance III LLC 5 .125 01/15/31 501,855
1,000,000 LYB International Finance III LLC 5 .625 05/15/33 1,014,459
1,000,000 LYB International Finance III LLC 5 .500 03/01/34 988,442
500,000 LYB International Finance III LLC 6 .150 05/15/35 512,346
500,000 LYB International Finance III LLC 5 .875 01/15/36 497,655
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 717,332
750,000 LYB International Finance III LLC 4 .200 05/01/50 535,515
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 644,425
500,000 LYB International Finance III LLC 3 .800 10/01/60 311,528
475,000 (a) LyondellBasell Industries NV 4 .625 02/26/55 359,748
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 198,802
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 322,362
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 233,156
1,000,000 Martin Marietta Materials, Inc 5 .150 12/01/34 1,020,305
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 371,478
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 673,404
1,000,000 Martin Marietta Materials, Inc 5 .500 12/01/54 965,882
750,000 Mosaic Co 5 .375 11/15/28 773,125
300,000 Mosaic Co 5 .450 11/15/33 308,228
100,000 Mosaic Co 4 .875 11/15/41 90,294
600,000 Mosaic Co 5 .625 11/15/43 578,112
2,500,000 Newmont Corp 5 .350 03/15/34 2,613,144
298,000 Newmont Corp 5 .875 04/01/35 322,210
300,000 Newmont Corp 5 .450 06/09/44 299,062
2,150,000 Nucor Corp 2 .700 06/01/30 2,024,528
500,000 Nucor Corp 4 .650 06/01/30 510,454
500,000 Nucor Corp 3 .125 04/01/32 464,758
500,000 Nucor Corp 5 .100 06/01/35 510,913
1,000,000 Nucor Corp 2 .979 12/15/55 621,832
550,000 Nutrien Ltd 4 .200 04/01/29 549,006
500,000 Nutrien Ltd 2 .950 05/13/30 472,388
200,000 Nutrien Ltd 4 .125 03/15/35 184,715
200,000 Nutrien Ltd 5 .625 12/01/40 200,605
200,000 Nutrien Ltd 4 .900 06/01/43 182,105
691,000 Nutrien Ltd 5 .250 01/15/45 645,742
1,050,000 Nutrien Ltd 5 .000 04/01/49 940,271
300,000 Nutrien Ltd 3 .950 05/13/50 227,178
750,000 Nutrien Ltd 5 .800 03/27/53 748,687
1,000,000 (a) Owens Corning 5 .950 06/15/54 1,014,860
550,000 Packaging Corp of America 3 .400 12/15/27 544,487
100,000 Packaging Corp of America 3 .000 12/15/29 95,613

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 500,000 Packaging Corp of America 5 .700% 12/01/33 $ 527,455
500,000 Packaging Corp of America 5 .200 08/15/35 507,649
500,000 Packaging Corp of America 4 .050 12/15/49 396,356
750,000 Packaging Corp of America 3 .050 10/01/51 487,901
425,000 PPG Industries, Inc 3 .750 03/15/28 424,073
500,000 PPG Industries, Inc 2 .550 06/15/30 465,362
1,000,000 PPG Industries, Inc 4 .375 03/15/31 998,804
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 452,549
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 452,969
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 349,051
1,500,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,517,670
1,000,000 Rio Tinto Finance USA plc 4 .875 03/14/30 1,027,341
1,000,000 Rio Tinto Finance USA plc 5 .000 03/14/32 1,032,549
1,500,000 Rio Tinto Finance USA plc 5 .000 03/09/33 1,540,208
1,000,000 Rio Tinto Finance USA plc 5 .250 03/14/35 1,030,434
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,203,372
1,000,000 Rio Tinto Finance USA plc 5 .125 03/09/53 931,466
950,000 Rio Tinto Finance USA plc 5 .750 03/14/55 968,679
1,500,000 Rio Tinto Finance USA plc 5 .875 03/14/65 1,549,228
100,000 RPM International, Inc 3 .750 03/15/27 99,538
300,000 RPM International, Inc 4 .550 03/01/29 303,440
1,000,000 RPM International, Inc 2 .950 01/15/32 906,389
100,000 RPM International, Inc 5 .250 06/01/45 94,787
200,000 RPM International, Inc 4 .250 01/15/48 163,486
925,000 Sherwin-Williams Co 3 .450 06/01/27 917,939
500,000 Sherwin-Williams Co 2 .950 08/15/29 478,992
500,000 Sherwin-Williams Co 2 .300 05/15/30 460,571
500,000 Sherwin-Williams Co 4 .800 09/01/31 511,750
950,000 Sherwin-Williams Co 2 .200 03/15/32 832,276
500,000 Sherwin-Williams Co 5 .150 08/15/35 508,803
200,000 Sherwin-Williams Co 4 .000 12/15/42 164,567
900,000 Sherwin-Williams Co 4 .500 06/01/47 767,119
900,000 Sherwin-Williams Co 3 .800 08/15/49 673,571
500,000 Sherwin-Williams Co 3 .300 05/15/50 340,000
500,000 Sherwin-Williams Co 2 .900 03/15/52 308,795
225,000 Smurfit Kappa Treasury ULC 5 .438 04/03/34 232,965
300,000 Smurfit Kappa Treasury ULC 5 .777 04/03/54 301,393
500,000 Smurfit Westrock Financing DAC 5 .418 01/15/35 514,824
2,000,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 2,014,207
750,000 Sonoco Products Co 3 .125 05/01/30 709,547
1,000,000 Sonoco Products Co 2 .850 02/01/32 901,661
1,000,000 (a) Sonoco Products Co 5 .000 09/01/34 990,598
100,000 Southern Copper Corp 7 .500 07/27/35 117,795
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,331,392
2,000,000 Southern Copper Corp 5 .875 04/23/45 2,054,188
750,000 Steel Dynamics, Inc 3 .450 04/15/30 724,571
100,000 Steel Dynamics, Inc 3 .250 01/15/31 95,070
250,000 Steel Dynamics, Inc 5 .375 08/15/34 258,995
1,500,000 Steel Dynamics, Inc 5 .250 05/15/35 1,534,006
500,000 Steel Dynamics, Inc 3 .250 10/15/50 342,611
500,000 Steel Dynamics, Inc 5 .750 05/15/55 497,813
700,000 Suzano Austria GmbH 2 .500 09/15/28 662,560
600,000 Suzano Austria GmbH 6 .000 01/15/29 617,937
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 943,590
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,341,808
1,150,000 Suzano Netherlands BV 5 .500 01/15/36 1,140,087
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,925,531
2,000,000 Vale Overseas Ltd 6 .125 06/12/33 2,140,900
1,750,000 Vale Overseas Ltd 6 .400 06/28/54 1,785,875
100,000 Vulcan Materials Co 3 .900 04/01/27 99,981
1,000,000 Vulcan Materials Co 4 .950 12/01/29 1,026,062
275,000 Vulcan Materials Co 3 .500 06/01/30 266,389

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 0.7% (continued)
$ 600,000 Vulcan Materials Co 5 .350% 12/01/34 $ 621,879
475,000 Vulcan Materials Co 4 .500 06/15/47 406,385
200,000 Vulcan Materials Co 4 .700 03/01/48 175,278
1,000,000 Vulcan Materials Co 5 .700 12/01/54 995,655
500,000 Westlake Corp 5 .550 11/15/35 499,888
500,000 Westlake Corp 2 .875 08/15/41 342,112
500,000 Westlake Corp 5 .000 08/15/46 429,735
200,000 Westlake Corp 4 .375 11/15/47 155,003
500,000 Westlake Corp 3 .125 08/15/51 301,748
500,000 Westlake Corp 6 .375 11/15/55 491,911
500,000 Westlake Corp 3 .375 08/15/61 293,552
325,000 WRKCo, Inc 4 .000 03/15/28 324,169
240,000 WRKCo, Inc 3 .900 06/01/28 238,748
950,000 WRKCo, Inc 4 .900 03/15/29 967,340
685,000 WRKCo, Inc 4 .200 06/01/32 665,395
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,247,538
750,000 Yamana Gold, Inc 2 .630 08/15/31 674,117
TOTAL MATERIALS 159,470,635
MEDIA & ENTERTAINMENT - 0.8%
1,000,000 Alphabet, Inc 0 .800 08/15/27 956,435
850,000 Alphabet, Inc 1 .100 08/15/30 749,206
500,000 Alphabet, Inc 4 .100 11/15/30 501,535
1,000,000 Alphabet, Inc 1 .900 08/15/40 676,872
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,524,234
1,100,000 (a) Alphabet, Inc 2 .250 08/15/60 563,528
3,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 3,001,871
1,600,000 Asian Infrastructure Investment Bank 4 .500 01/16/30 1,645,031
200,000 Asian Infrastructure Investment Bank 4 .500 05/21/35 204,591
500,000 Baidu, Inc 4 .375 03/29/28 504,509
500,000 Baidu, Inc 4 .875 11/14/28 511,470
300,000 Baidu, Inc 3 .425 04/07/30 291,949
750,000 Baidu, Inc 2 .375 10/09/30 692,035
1,000,000 (a) Baidu, Inc 2 .375 08/23/31 911,026
500,000 (b) Blue Owl Technology Finance Corp 6 .100 03/15/28 502,971
950,000 Charter Communications Operating LLC 3 .750 02/15/28 936,549
1,250,000 Charter Communications Operating LLC 6 .100 06/01/29 1,304,599
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,799,630
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,289,546
500,000 Charter Communications Operating LLC 4 .400 04/01/33 471,034
1,000,000 Charter Communications Operating LLC 6 .650 02/01/34 1,053,440
2,625,000 Charter Communications Operating LLC 6 .550 06/01/34 2,760,858
750,000 Charter Communications Operating LLC 6 .384 10/23/35 774,042
1,500,000 Charter Communications Operating LLC 5 .850 12/01/35 1,496,361
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,383,000
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 1,066,933
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,457,258
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,153,242
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,172,856
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,252,080
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,877,999
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,573,580
1,500,000 Charter Communications Operating LLC 3 .900 06/01/52 968,135
1,750,000 Charter Communications Operating LLC 5 .250 04/01/53 1,383,980
1,500,000 Charter Communications Operating LLC 6 .700 12/01/55 1,438,182
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 601,727
500,000 Charter Communications Operating LLC 5 .500 04/01/63 393,976
1,800,000 Comcast Corp 4 .250 10/15/30 1,800,699
1,950,000 Comcast Corp 1 .950 01/15/31 1,738,193
500,000 Comcast Corp 4 .950 05/15/32 512,145
3,250,000 Comcast Corp 5 .500 11/15/32 3,432,809
1,925,000 Comcast Corp 4 .250 01/15/33 1,882,319
2,000,000 Comcast Corp 4 .650 02/15/33 2,007,376

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 150,000 Comcast Corp 7 .050% 03/15/33 $ 171,297
2,000,000 Comcast Corp 4 .800 05/15/33 2,017,214
3,500,000 Comcast Corp 5 .300 06/01/34 3,607,025
200,000 Comcast Corp 4 .200 08/15/34 191,105
2,500,000 (a) Comcast Corp 5 .300 05/15/35 2,556,155
500,000 Comcast Corp 4 .400 08/15/35 477,688
36,000 Comcast Corp 6 .500 11/15/35 39,920
3,475,000 Comcast Corp 3 .200 07/15/36 2,963,649
5,079,000 (b) Comcast Corp 5 .168 01/15/37 5,007,735
3,150,000 Comcast Corp 3 .900 03/01/38 2,743,802
1,000,000 Comcast Corp 3 .250 11/01/39 781,328
3,800,000 Comcast Corp 3 .750 04/01/40 3,132,023
1,275,000 Comcast Corp 3 .400 07/15/46 886,573
631,000 Comcast Corp 3 .969 11/01/47 472,611
1,500,000 Comcast Corp 4 .000 03/01/48 1,128,298
1,407,000 Comcast Corp 3 .999 11/01/49 1,037,499
2,525,000 Comcast Corp 3 .450 02/01/50 1,688,118
425,000 Comcast Corp 2 .800 01/15/51 246,207
1,237,000 Comcast Corp 2 .887 11/01/51 723,389
1,050,000 Comcast Corp 2 .450 08/15/52 556,803
3,750,000 Comcast Corp 5 .350 05/15/53 3,368,498
1,000,000 Comcast Corp 5 .650 06/01/54 937,103
500,000 (a) Comcast Corp 6 .050 05/15/55 493,841
850,000 Comcast Corp 2 .650 08/15/62 428,065
2,000,000 Comcast Corp 5 .500 05/15/64 1,788,300
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 961,172
1,000,000 (a) Electronic Arts, Inc 2 .950 02/15/51 922,409
1,000,000 Extra Space Storage LP 4 .950 01/15/33 1,010,821
2,250,000 Fox Corp 4 .709 01/25/29 2,278,787
500,000 Fox Corp 3 .500 04/08/30 485,475
1,000,000 Fox Corp 6 .500 10/13/33 1,102,386
1,500,000 Fox Corp 5 .476 01/25/39 1,504,362
650,000 Fox Corp 5 .576 01/25/49 625,149
1,000,000 GE HealthCare Technologies, Inc 4 .950 12/15/35 997,788
1,000,000 Inter-American Investment Corp 3 .625 02/17/27 998,610
1,000,000 Inter-American Investment Corp 4 .250 02/14/29 1,015,038
1,500,000 Meta Platforms, Inc 4 .600 05/15/28 1,527,656
1,000,000 Meta Platforms, Inc 4 .800 05/15/30 1,029,735
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,940,121
1,500,000 Meta Platforms, Inc 4 .950 05/15/33 1,543,482
3,300,000 Meta Platforms, Inc 4 .875 11/15/35 3,295,578
4,000,000 Meta Platforms, Inc 5 .500 11/15/45 3,884,076
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,627,614
2,500,000 Meta Platforms, Inc 5 .600 05/15/53 2,392,900
2,500,000 Meta Platforms, Inc 5 .400 08/15/54 2,325,788
2,900,000 Meta Platforms, Inc 5 .625 11/15/55 2,783,336
1,500,000 Meta Platforms, Inc 4 .650 08/15/62 1,211,677
1,000,000 Meta Platforms, Inc 5 .750 05/15/63 960,403
500,000 (a) Morgan Stanley Direct Lending Fund 6 .000 05/19/30 511,874
1,500,000 MSCI, Inc 5 .150 03/15/36 1,489,025
870,000 NBCUniversal Media LLC 4 .450 01/15/43 739,576
2,500,000 Netflix, Inc 5 .875 11/15/28 2,628,447
1,000,000 (a) Netflix, Inc 4 .900 08/15/34 1,024,033
500,000 Netflix, Inc 5 .400 08/15/54 484,529
750,000 Omnicom Group, Inc 2 .450 04/30/30 693,350
1,000,000 (b) Omnicom Group, Inc 2 .400 03/01/31 897,766
700,000 Omnicom Group, Inc 2 .600 08/01/31 635,070
500,000 (b) Omnicom Group, Inc 5 .375 06/15/33 507,110
750,000 Omnicom Group, Inc 5 .300 11/01/34 765,825
1,000,000 (b) Omnicom Group, Inc 3 .375 03/01/41 757,081
400,000 (b) Omnicom Group, Inc 5 .400 10/01/48 370,374
1,000,000 Otis Worldwide Corp 5 .131 09/04/35 1,019,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.8% (continued)
$ 341,000 Paramount Global 2 .900% 01/15/27 $ 335,456
200,000 Paramount Global 3 .375 02/15/28 194,097
1,300,000 Paramount Global 3 .700 06/01/28 1,269,983
500,000 Paramount Global 4 .200 06/01/29 487,133
500,000 Paramount Global 7 .875 07/30/30 540,865
1,000,000 Paramount Global 4 .950 01/15/31 961,625
1,500,000 Paramount Global 4 .200 05/19/32 1,355,264
200,000 Paramount Global 4 .850 07/01/42 147,434
2,179,000 Paramount Global 4 .375 03/15/43 1,515,620
625,000 Paramount Global 5 .850 09/01/43 514,575
200,000 Paramount Global 4 .900 08/15/44 143,527
800,000 Paramount Global 4 .600 01/15/45 554,771
1,000,000 Paramount Global 4 .950 05/19/50 700,280
2,000,000 S&P Global, Inc 5 .250 09/15/33 2,100,232
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 373,479
1,000,000 (a) Take-Two Interactive Software, Inc 4 .000 04/14/32 969,166
750,000 Tencent Music Entertainment Group 2 .000 09/03/30 677,661
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,096,993
400,000 Time Warner Cable LLC 7 .300 07/01/38 428,472
500,000 Time Warner Cable LLC 6 .750 06/15/39 505,730
890,000 Time Warner Cable LLC 5 .875 11/15/40 823,564
475,000 Time Warner Cable LLC 5 .500 09/01/41 416,885
3,375,000 Time Warner Cable LLC 4 .500 09/15/42 2,595,452
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 346,181
100,000 TWDC Enterprises 18 Corp 4 .375 08/16/41 89,648
200,000 TWDC Enterprises 18 Corp 3 .700 12/01/42 161,438
1,275,000 TWDC Enterprises 18 Corp 4 .125 06/01/44 1,071,888
100,000 TWDC Enterprises 18 Corp 3 .000 07/30/46 69,124
150,000 ViacomCBS, Inc 6 .875 04/30/36 147,558
2,000,000 Walt Disney Co 2 .200 01/13/28 1,941,366
1,000,000 Walt Disney Co 3 .800 03/22/30 991,276
2,000,000 Walt Disney Co 2 .650 01/13/31 1,870,756
229,000 Walt Disney Co 6 .400 12/15/35 258,155
325,000 Walt Disney Co 6 .650 11/15/37 371,110
1,000,000 Walt Disney Co 3 .500 05/13/40 837,195
1,425,000 Walt Disney Co 6 .150 02/15/41 1,549,312
225,000 Walt Disney Co 5 .400 10/01/43 224,843
500,000 Walt Disney Co 4 .750 09/15/44 456,146
300,000 Walt Disney Co 4 .950 10/15/45 281,930
700,000 Walt Disney Co 4 .750 11/15/46 631,743
1,600,000 Walt Disney Co 2 .750 09/01/49 1,015,689
3,000,000 Walt Disney Co 4 .700 03/23/50 2,683,610
4,500,000 Walt Disney Co 3 .600 01/13/51 3,342,458
900,000 (a) Weibo Corp 3 .375 07/08/30 854,285
TOTAL MEDIA & ENTERTAINMENT 176,515,505
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
3,000,000 AbbVie, Inc 4 .650 03/15/28 3,050,305
1,950,000 AbbVie, Inc 4 .800 03/15/29 1,997,829
3,750,000 AbbVie, Inc 3 .200 11/21/29 3,636,659
1,500,000 AbbVie, Inc 4 .875 03/15/30 1,545,489
1,500,000 AbbVie, Inc 4 .950 03/15/31 1,550,990
1,500,000 AbbVie, Inc 5 .050 03/15/34 1,541,530
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,215,072
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,889,174
675,000 AbbVie, Inc 4 .300 05/14/36 647,636
2,300,000 AbbVie, Inc 4 .050 11/21/39 2,053,128
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,934,666
3,000,000 AbbVie, Inc 5 .350 03/15/44 2,964,663
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,505,115
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,192,721
925,000 AbbVie, Inc 4 .700 05/14/45 836,504
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,173,398

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,150,000 AbbVie, Inc 4 .875% 11/14/48 $ 1,047,044
2,975,000 AbbVie, Inc 4 .250 11/21/49 2,450,076
1,050,000 AbbVie, Inc 5 .400 03/15/54 1,020,781
1,000,000 AbbVie, Inc 5 .600 03/15/55 1,001,794
1,500,000 AbbVie, Inc 5 .500 03/15/64 1,456,259
500,000 Agilent Technologies, Inc 2 .750 09/15/29 477,289
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 913,861
500,000 Agilent Technologies, Inc 2 .300 03/12/31 452,321
500,000 Agilent Technologies, Inc 4 .750 09/09/34 498,868
1,500,000 Amgen, Inc 1 .650 08/15/28 1,413,811
1,000,000 Amgen, Inc 4 .050 08/18/29 999,181
1,000,000 Amgen, Inc 2 .450 02/21/30 932,621
4,175,000 Amgen, Inc 5 .250 03/02/30 4,330,420
500,000 Amgen, Inc 2 .300 02/25/31 453,363
850,000 Amgen, Inc 3 .350 02/22/32 800,453
1,000,000 Amgen, Inc 4 .200 03/01/33 977,443
2,300,000 Amgen, Inc 5 .250 03/02/33 2,380,871
1,325,000 Amgen, Inc 3 .150 02/21/40 1,044,325
1,500,000 Amgen, Inc 2 .800 08/15/41 1,097,846
126,000 Amgen, Inc 5 .150 11/15/41 121,915
2,900,000 Amgen, Inc 5 .600 03/02/43 2,916,103
2,675,000 Amgen, Inc 4 .400 05/01/45 2,287,904
2,128,000 Amgen, Inc 4 .563 06/15/48 1,820,268
2,575,000 Amgen, Inc 3 .375 02/21/50 1,832,454
2,447,000 Amgen, Inc 4 .663 06/15/51 2,093,633
1,000,000 Amgen, Inc 3 .000 01/15/52 645,301
1,000,000 Amgen, Inc 4 .200 02/22/52 793,273
1,000,000 Amgen, Inc 4 .875 03/01/53 880,217
950,000 Amgen, Inc 5 .650 03/02/53 930,238
172,000 Amgen, Inc 2 .770 09/01/53 102,052
1,000,000 Amgen, Inc 4 .400 02/22/62 781,090
1,250,000 Amgen, Inc 5 .750 03/02/63 1,219,603
1,000,000 AstraZeneca Finance LLC 4 .875 03/03/28 1,021,541
1,500,000 AstraZeneca Finance LLC 4 .850 02/26/29 1,540,073
1,000,000 AstraZeneca Finance LLC 4 .900 03/03/30 1,032,575
1,500,000 AstraZeneca Finance LLC 4 .900 02/26/31 1,552,477
1,500,000 AstraZeneca Finance LLC 5 .000 02/26/34 1,551,695
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,703,934
1,000,000 AstraZeneca plc 1 .375 08/06/30 888,911
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,165,614
625,000 AstraZeneca plc 4 .000 09/18/42 538,266
500,000 AstraZeneca plc 4 .375 11/16/45 440,403
750,000 AstraZeneca plc 4 .375 08/17/48 653,332
600,000 AstraZeneca plc 2 .125 08/06/50 333,212
149,000 Baxalta, Inc 5 .250 06/23/45 142,203
1,050,000 Biogen, Inc 2 .250 05/01/30 964,565
500,000 Biogen, Inc 5 .050 01/15/31 515,825
500,000 (a) Biogen, Inc 5 .750 05/15/35 526,268
1,375,000 Biogen, Inc 3 .150 05/01/50 888,208
1,346,000 Biogen, Inc 3 .250 02/15/51 885,681
500,000 Biogen, Inc 6 .450 05/15/55 525,715
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 198,178
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 495,656
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 1,018,879
1,500,000 Bristol-Myers Squibb Co 5 .750 02/01/31 1,604,414
1,500,000 Bristol-Myers Squibb Co 5 .100 02/22/31 1,561,868
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,296,744
615,000 Bristol-Myers Squibb Co 5 .900 11/15/33 672,004
2,000,000 Bristol-Myers Squibb Co 5 .200 02/22/34 2,079,117
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,543,265
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 88,910
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 301,177

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 650,000 Bristol-Myers Squibb Co 3 .250% 08/01/42 $ 499,239
2,500,000 Bristol-Myers Squibb Co 5 .500 02/22/44 2,504,821
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 422,851
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,545,121
3,900,000 Bristol-Myers Squibb Co 4 .250 10/26/49 3,186,525
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,524,613
2,500,000 Bristol-Myers Squibb Co 5 .550 02/22/54 2,455,184
200,000 Danaher Corp 4 .375 09/15/45 174,594
400,000 Danaher Corp 2 .600 10/01/50 244,136
750,000 Danaher Corp 2 .800 12/10/51 472,511
1,500,000 Eli Lilly & Co 4 .250 03/15/31 1,511,122
1,500,000 Eli Lilly & Co 4 .900 02/12/32 1,550,511
1,000,000 Eli Lilly & Co 4 .550 10/15/32 1,013,848
850,000 Eli Lilly & Co 4 .700 02/27/33 867,779
1,500,000 Eli Lilly & Co 4 .700 02/09/34 1,520,690
1,200,000 Eli Lilly & Co 4 .600 08/14/34 1,203,478
1,500,000 Eli Lilly & Co 5 .100 02/12/35 1,550,437
1,500,000 Eli Lilly & Co 4 .900 10/15/35 1,525,416
1,550,000 Eli Lilly & Co 4 .875 02/27/53 1,416,136
1,500,000 Eli Lilly & Co 5 .000 02/09/54 1,401,203
1,000,000 Eli Lilly & Co 5 .050 08/14/54 936,671
500,000 Eli Lilly & Co 5 .500 02/12/55 500,427
125,000 Eli Lilly & Co 5 .550 10/15/55 125,826
750,000 Eli Lilly & Co 2 .500 09/15/60 407,421
1,425,000 Eli Lilly & Co 4 .950 02/27/63 1,284,995
1,500,000 Eli Lilly & Co 5 .100 02/09/64 1,381,123
1,500,000 Eli Lilly & Co 5 .200 08/14/64 1,411,430
100,000 Eli Lilly & Co 5 .650 10/15/65 100,761
525,000 Gilead Sciences, Inc 2 .950 03/01/27 519,843
2,815,000 Gilead Sciences, Inc 1 .650 10/01/30 2,519,970
1,500,000 Gilead Sciences, Inc 5 .250 10/15/33 1,576,263
1,000,000 Gilead Sciences, Inc 5 .100 06/15/35 1,024,805
450,000 Gilead Sciences, Inc 4 .600 09/01/35 444,733
550,000 Gilead Sciences, Inc 4 .000 09/01/36 511,744
325,000 Gilead Sciences, Inc 2 .600 10/01/40 240,425
250,000 Gilead Sciences, Inc 5 .650 12/01/41 259,406
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 945,448
950,000 Gilead Sciences, Inc 4 .500 02/01/45 840,026
925,000 Gilead Sciences, Inc 4 .750 03/01/46 838,424
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,266,503
1,100,000 Gilead Sciences, Inc 2 .800 10/01/50 696,189
1,000,000 Gilead Sciences, Inc 5 .550 10/15/53 994,963
1,000,000 Gilead Sciences, Inc 5 .500 11/15/54 986,682
1,000,000 Gilead Sciences, Inc 5 .600 11/15/64 994,457
1,400,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 1,373,591
925,000 GlaxoSmithKline Capital, Inc 3 .875 05/15/28 925,729
1,000,000 GlaxoSmithKline Capital, Inc 4 .500 04/15/30 1,016,382
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 369,775
1,000,000 GlaxoSmithKline Capital, Inc 4 .875 04/15/35 1,010,145
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,394,040
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 743,184
750,000 Illumina, Inc 2 .550 03/23/31 680,661
1,000,000 Johnson & Johnson 4 .700 03/01/30 1,030,447
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,783,554
850,000 Johnson & Johnson 4 .900 06/01/31 887,494
1,000,000 Johnson & Johnson 4 .850 03/01/32 1,037,426
1,000,000 Johnson & Johnson 4 .375 12/05/33 1,014,119
1,500,000 (a) Johnson & Johnson 4 .950 06/01/34 1,573,883
2,000,000 (a) Johnson & Johnson 5 .000 03/01/35 2,082,183
250,000 Johnson & Johnson 3 .550 03/01/36 229,952
450,000 Johnson & Johnson 3 .625 03/03/37 408,941
250,000 Johnson & Johnson 5 .950 08/15/37 278,396

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 675,000 Johnson & Johnson 3 .400% 01/15/38 $ 593,180
375,000 Johnson & Johnson 5 .850 07/15/38 413,235
300,000 Johnson & Johnson 4 .500 12/05/43 278,364
1,200,000 Johnson & Johnson 3 .700 03/01/46 972,419
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,310,081
1,100,000 Johnson & Johnson 3 .500 01/15/48 846,132
1,500,000 (a) Johnson & Johnson 5 .250 06/01/54 1,501,277
1,000,000 Johnson & Johnson 2 .450 09/01/60 549,338
1,000,000 Merck & Co, Inc 4 .050 05/17/28 1,007,205
2,000,000 Merck & Co, Inc 3 .850 03/15/29 1,999,335
1,000,000 Merck & Co, Inc 4 .300 05/17/30 1,010,050
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,839,101
1,500,000 Merck & Co, Inc 4 .150 09/15/30 1,505,337
1,150,000 Merck & Co, Inc 2 .150 12/10/31 1,023,827
1,000,000 Merck & Co, Inc 4 .550 09/15/32 1,011,456
1,000,000 Merck & Co, Inc 4 .500 05/17/33 1,008,831
1,500,000 Merck & Co, Inc 4 .950 09/15/35 1,523,318
3,000,000 Merck & Co, Inc 4 .750 12/04/35 2,988,786
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,320,155
425,000 Merck & Co, Inc 2 .350 06/24/40 306,176
100,000 Merck & Co, Inc 3 .600 09/15/42 80,609
925,000 Merck & Co, Inc 4 .150 05/18/43 795,754
1,250,000 Merck & Co, Inc 4 .900 05/17/44 1,176,084
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,450,531
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,280,374
375,000 Merck & Co, Inc 2 .450 06/24/50 219,264
625,000 Merck & Co, Inc 2 .750 12/10/51 386,764
1,375,000 Merck & Co, Inc 5 .000 05/17/53 1,262,871
1,500,000 Merck & Co, Inc 5 .700 09/15/55 1,515,090
1,375,000 Merck & Co, Inc 5 .550 12/04/55 1,356,626
1,100,000 Merck & Co, Inc 2 .900 12/10/61 639,338
500,000 Mylan, Inc 4 .550 04/15/28 500,528
700,000 Mylan, Inc 5 .200 04/15/48 568,787
1,000,000 Novartis Capital Corp 3 .900 11/05/28 1,003,255
1,000,000 Novartis Capital Corp 3 .800 09/18/29 995,082
1,000,000 Novartis Capital Corp 2 .200 08/14/30 924,855
1,000,000 Novartis Capital Corp 4 .100 11/05/30 998,934
1,000,000 Novartis Capital Corp 4 .000 09/18/31 994,863
1,000,000 Novartis Capital Corp 4 .300 11/05/32 995,243
1,500,000 Novartis Capital Corp 4 .200 09/18/34 1,466,350
1,000,000 Novartis Capital Corp 4 .600 11/05/35 990,756
400,000 Novartis Capital Corp 3 .700 09/21/42 331,859
1,025,000 Novartis Capital Corp 4 .400 05/06/44 914,455
1,000,000 Novartis Capital Corp 5 .200 11/05/45 976,461
1,000,000 Novartis Capital Corp 4 .000 11/20/45 836,562
750,000 Novartis Capital Corp 2 .750 08/14/50 479,947
350,000 Novartis Capital Corp 4 .700 09/18/54 312,003
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 5,066,292
3,300,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 3,334,992
3,850,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 3,704,837
1,775,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 1,680,706
3,500,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 3,247,304
1,000,000 Pfizer, Inc 4 .200 11/15/30 1,004,632
1,500,000 Pfizer, Inc 1 .750 08/18/31 1,325,334
1,000,000 Pfizer, Inc 4 .500 11/15/32 1,002,304
1,000,000 Pfizer, Inc 4 .875 11/15/35 1,002,990
425,000 (a) Pfizer, Inc 4 .000 12/15/36 398,615
500,000 Pfizer, Inc 4 .100 09/15/38 458,852
875,000 Pfizer, Inc 3 .900 03/15/39 772,727
350,000 Pfizer, Inc 7 .200 03/15/39 417,241
1,250,000 Pfizer, Inc 2 .550 05/28/40 917,630
625,000 Pfizer, Inc 4 .300 06/15/43 545,651

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3% (continued)
$ 1,100,000 Pfizer, Inc 4 .400% 05/15/44 $ 979,548
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,546,802
1,200,000 Pfizer, Inc 4 .200 09/15/48 987,572
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,678,269
1,000,000 Pfizer, Inc 2 .700 05/28/50 623,314
1,000,000 Pfizer, Inc 5 .600 11/15/55 990,963
1,000,000 Pfizer, Inc 5 .700 11/15/65 983,152
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 892,117
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 304,937
1,000,000 Revvity, Inc 2 .550 03/15/31 904,299
300,000 Revvity, Inc 2 .250 09/15/31 264,148
1,000,000 Revvity, Inc 3 .625 03/15/51 710,772
375,000 Royalty Pharma plc 2 .200 09/02/30 339,937
1,000,000 Royalty Pharma plc 5 .400 09/02/34 1,024,326
1,000,000 Royalty Pharma plc 5 .200 09/25/35 1,005,057
1,000,000 Royalty Pharma plc 3 .550 09/02/50 690,632
500,000 Royalty Pharma plc 5 .900 09/02/54 493,591
1,000,000 Royalty Pharma plc 5 .950 09/25/55 993,905
500,000 Sanofi 3 .625 06/19/28 498,957
1,500,000 Sanofi S.A. 4 .200 11/03/32 1,497,710
1,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 1,125,673
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 639,606
1,000,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 1,031,656
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,569,163
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 1,006,419
1,000,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/54 980,664
1,000,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 985,480
1,000,000 Takeda US Financing, Inc 5 .200 07/07/35 1,018,528
1,000,000 Takeda US Financing, Inc 5 .900 07/07/55 1,011,441
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,425,765
500,000 Thermo Fisher Scientific, Inc 4 .977 08/10/30 518,596
1,000,000 Thermo Fisher Scientific, Inc 4 .200 03/01/31 999,503
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 245,428
500,000 Thermo Fisher Scientific, Inc 4 .473 10/07/32 501,594
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 516,463
500,000 Thermo Fisher Scientific, Inc 5 .086 08/10/33 518,988
1,000,000 Thermo Fisher Scientific, Inc 5 .200 01/31/34 1,042,952
500,000 Thermo Fisher Scientific, Inc 4 .794 10/07/35 501,529
1,000,000 Thermo Fisher Scientific, Inc 4 .894 10/07/37 994,006
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,110,149
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 197,193
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 166,294
750,000 Utah Acquisition Sub, Inc 5 .250 06/15/46 616,006
400,000 Viatris, Inc 2 .300 06/22/27 388,545
375,000 Viatris, Inc 2 .700 06/22/30 342,778
600,000 Viatris, Inc 3 .850 06/22/40 460,586
1,950,000 Viatris, Inc 4 .000 06/22/50 1,298,628
150,000 Wyeth LLC 6 .500 02/01/34 168,348
275,000 Wyeth LLC 5 .950 04/01/37 295,863
425,000 Zoetis, Inc 3 .000 09/12/27 418,905
500,000 Zoetis, Inc 3 .900 08/20/28 499,693
1,250,000 Zoetis, Inc 5 .600 11/16/32 1,327,351
1,000,000 Zoetis, Inc 5 .000 08/17/35 1,010,957
900,000 Zoetis, Inc 4 .700 02/01/43 826,084
650,000 Zoetis, Inc 3 .950 09/12/47 520,149
200,000 Zoetis, Inc 4 .450 08/20/48 171,444
375,000 Zoetis, Inc 3 .000 05/15/50 248,400
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 280,328,709
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
500,000 CBRE Services, Inc 5 .500 04/01/29 518,095
1,000,000 CBRE Services, Inc 2 .500 04/01/31 907,019
750,000 CBRE Services, Inc 4 .900 01/15/33 753,603

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0% (continued)
$ 1,000,000 CBRE Services, Inc 5 .950% 08/15/34 $ 1,068,430
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,247,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 490,441
500,000 Advanced Micro Devices, Inc 4 .393 06/01/52 423,038
400,000 Analog Devices, Inc 3 .450 06/15/27 397,811
1,000,000 Analog Devices, Inc 4 .500 06/15/30 1,013,567
600,000 Analog Devices, Inc 2 .100 10/01/31 532,974
500,000 Analog Devices, Inc 5 .050 04/01/34 516,706
300,000 Analog Devices, Inc 2 .800 10/01/41 221,271
1,000,000 Analog Devices, Inc 2 .950 10/01/51 648,758
500,000 Analog Devices, Inc 5 .300 04/01/54 480,864
1,000,000 Applied Materials, Inc 3 .300 04/01/27 994,762
500,000 Applied Materials, Inc 4 .800 06/15/29 512,443
950,000 Applied Materials, Inc 1 .750 06/01/30 859,359
250,000 (a) Applied Materials, Inc 5 .100 10/01/35 257,683
100,000 Applied Materials, Inc 5 .850 06/15/41 106,276
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,032,431
775,000 Applied Materials, Inc 2 .750 06/01/50 497,001
300,000 (b) Broadcom, Inc 4 .000 04/15/29 298,735
1,150,000 Broadcom, Inc 5 .050 07/12/29 1,184,014
1,000,000 Broadcom, Inc 4 .350 02/15/30 1,006,529
2,500,000 Broadcom, Inc 5 .050 04/15/30 2,579,309
2,975,000 Broadcom, Inc 4 .600 07/15/30 3,022,693
725,000 Broadcom, Inc 4 .200 10/15/30 724,449
343,000 Broadcom, Inc 4 .150 11/15/30 341,594
1,500,000 Broadcom, Inc 2 .450 02/15/31 1,372,018
2,000,000 Broadcom, Inc 5 .150 11/15/31 2,074,898
1,000,000 Broadcom, Inc 4 .550 02/15/32 1,002,788
625,000 (b) Broadcom, Inc 4 .150 04/15/32 611,152
1,000,000 Broadcom, Inc 5 .200 04/15/32 1,037,477
2,000,000 Broadcom, Inc 4 .900 07/15/32 2,042,004
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,479,629
1,500,000 Broadcom, Inc 2 .600 02/15/33 1,320,925
5,883,000 Broadcom, Inc 3 .419 04/15/33 5,445,686
2,522,000 Broadcom, Inc 3 .469 04/15/34 2,299,668
1,100,000 Broadcom, Inc 4 .800 10/15/34 1,102,115
1,500,000 Broadcom, Inc 5 .200 07/15/35 1,536,849
3,327,000 (b) Broadcom, Inc 3 .137 11/15/35 2,865,166
2,000,000 Broadcom, Inc 4 .800 02/15/36 1,973,493
3,043,000 (b) Broadcom, Inc 3 .187 11/15/36 2,580,745
3,336,000 (b) Broadcom, Inc 4 .926 05/15/37 3,292,660
1,000,000 Intel Corp 3 .750 08/05/27 994,231
1,500,000 Intel Corp 1 .600 08/12/28 1,407,577
1,000,000 Intel Corp 4 .000 08/05/29 989,521
2,500,000 Intel Corp 2 .450 11/15/29 2,332,970
1,000,000 Intel Corp 5 .125 02/10/30 1,025,078
1,500,000 Intel Corp 3 .900 03/25/30 1,470,417
1,000,000 Intel Corp 5 .000 02/21/31 1,022,322
2,000,000 Intel Corp 2 .000 08/12/31 1,753,912
1,000,000 Intel Corp 4 .150 08/05/32 964,247
250,000 Intel Corp 4 .000 12/15/32 238,351
1,500,000 (a) Intel Corp 5 .200 02/10/33 1,528,325
1,000,000 (a) Intel Corp 5 .150 02/21/34 1,012,577
1,000,000 Intel Corp 2 .800 08/12/41 698,456
1,000,000 Intel Corp 5 .625 02/10/43 960,477
200,000 Intel Corp 4 .100 05/19/46 153,319
675,000 Intel Corp 4 .100 05/11/47 510,251
1,328,000 Intel Corp 3 .734 12/08/47 944,996
2,500,000 Intel Corp 3 .250 11/15/49 1,597,105
3,175,000 Intel Corp 4 .750 03/25/50 2,591,119
1,000,000 (a) Intel Corp 3 .050 08/12/51 614,932

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 1,000,000 Intel Corp 4 .900% 08/05/52 $ 828,367
1,500,000 Intel Corp 5 .700 02/10/53 1,396,436
550,000 Intel Corp 5 .600 02/21/54 507,760
1,000,000 Intel Corp 3 .100 02/15/60 558,690
1,000,000 Intel Corp 5 .050 08/05/62 812,160
1,000,000 Intel Corp 5 .900 02/10/63 935,104
300,000 KLA Corp 4 .100 03/15/29 300,681
1,000,000 KLA Corp 4 .700 02/01/34 1,005,074
500,000 KLA Corp 5 .000 03/15/49 460,284
1,000,000 KLA Corp 3 .300 03/01/50 694,202
1,500,000 KLA Corp 4 .950 07/15/52 1,361,199
500,000 KLA Corp 5 .250 07/15/62 464,077
275,000 Lam Research Corp 4 .000 03/15/29 275,073
125,000 Lam Research Corp 1 .900 06/15/30 113,754
825,000 Lam Research Corp 4 .875 03/15/49 754,454
200,000 Lam Research Corp 2 .875 06/15/50 129,733
1,200,000 Lam Research Corp 3 .125 06/15/60 749,449
350,000 Marvell Technology, Inc 4 .875 06/22/28 355,892
1,000,000 Marvell Technology, Inc 4 .750 07/15/30 1,013,065
1,000,000 Marvell Technology, Inc 5 .950 09/15/33 1,069,181
1,000,000 Marvell Technology, Inc 5 .450 07/15/35 1,030,314
1,425,000 Microchip Technology, Inc 5 .050 03/15/29 1,452,873
1,000,000 Microchip Technology, Inc 5 .050 02/15/30 1,020,389
400,000 Micron Technology, Inc 5 .327 02/06/29 412,436
500,000 Micron Technology, Inc 4 .663 02/15/30 505,701
1,000,000 Micron Technology, Inc 2 .703 04/15/32 896,868
750,000 Micron Technology, Inc 5 .650 11/01/32 788,358
1,000,000 Micron Technology, Inc 5 .875 02/09/33 1,063,641
1,000,000 Micron Technology, Inc 5 .875 09/15/33 1,061,998
1,000,000 Micron Technology, Inc 5 .800 01/15/35 1,053,835
750,000 Micron Technology, Inc 6 .050 11/01/35 800,176
750,000 Micron Technology, Inc 3 .366 11/01/41 574,872
1,000,000 NVIDIA Corp 1 .550 06/15/28 950,614
750,000 NVIDIA Corp 2 .850 04/01/30 716,464
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,350,148
1,000,000 NVIDIA Corp 3 .500 04/01/40 844,968
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,529,680
300,000 NXP BV 3 .150 05/01/27 296,499
175,000 NXP BV 4 .400 06/01/27 175,701
1,000,000 NXP BV 4 .300 08/19/28 1,003,711
2,000,000 NXP BV 2 .500 05/11/31 1,809,961
1,000,000 NXP BV 2 .650 02/15/32 898,237
1,000,000 NXP BV 4 .850 08/19/32 1,005,264
500,000 NXP BV 5 .000 01/15/33 507,915
1,000,000 (a) NXP BV 5 .250 08/19/35 1,014,776
325,000 NXP BV 3 .125 02/15/42 237,116
500,000 NXP BV 3 .250 11/30/51 330,160
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 920,896
750,000 QUALCOMM, Inc 4 .500 05/20/30 762,384
2,384,000 (a) QUALCOMM, Inc 1 .650 05/20/32 2,034,641
750,000 QUALCOMM, Inc 4 .750 05/20/32 766,079
1,000,000 QUALCOMM, Inc 5 .400 05/20/33 1,058,929
750,000 (a) QUALCOMM, Inc 4 .650 05/20/35 753,103
750,000 QUALCOMM, Inc 5 .000 05/20/35 761,569
650,000 QUALCOMM, Inc 4 .800 05/20/45 594,788
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,280,428
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 847,107
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,052,477
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 906,333
750,000 Texas Instruments, Inc 4 .600 02/08/29 766,181
500,000 Texas Instruments, Inc 2 .250 09/04/29 471,041
325,000 Texas Instruments, Inc 1 .750 05/04/30 295,851

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6% (continued)
$ 500,000 Texas Instruments, Inc 4 .500% 05/23/30 $ 507,963
750,000 Texas Instruments, Inc 3 .650 08/16/32 720,268
500,000 Texas Instruments, Inc 4 .900 03/14/33 515,823
750,000 Texas Instruments, Inc 4 .850 02/08/34 769,024
500,000 Texas Instruments, Inc 5 .100 05/23/35 514,525
350,000 Texas Instruments, Inc 3 .875 03/15/39 312,330
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,223,733
1,000,000 Texas Instruments, Inc 5 .000 03/14/53 917,189
750,000 (a) Texas Instruments, Inc 5 .150 02/08/54 706,770
350,000 TSMC Arizona Corp 3 .875 04/22/27 349,958
1,000,000 TSMC Arizona Corp 4 .125 04/22/29 1,003,407
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 910,820
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 805,893
1,000,000 (a) TSMC Arizona Corp 3 .250 10/25/51 755,411
500,000 TSMC Arizona Corp 4 .500 04/22/52 467,789
1,000,000 Xilinx, Inc 2 .375 06/01/30 929,358
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 135,789,542
SOFTWARE & SERVICES - 0.8%
2,000,000 Accenture Capital, Inc 4 .050 10/04/29 2,007,245
1,500,000 Accenture Capital, Inc 4 .250 10/04/31 1,501,176
550,000 Accenture Capital, Inc 4 .500 10/04/34 542,171
1,000,000 Adobe, Inc 4 .800 04/04/29 1,025,500
1,000,000 Adobe, Inc 4 .950 01/17/30 1,035,526
925,000 Adobe, Inc 2 .300 02/01/30 866,076
1,000,000 Adobe, Inc 4 .950 04/04/34 1,033,362
1,000,000 Adobe, Inc 5 .300 01/17/35 1,053,158
1,000,000 Amdocs Ltd 2 .538 06/15/30 918,464
1,000,000 AppLovin Corp 5 .125 12/01/29 1,025,725
1,000,000 AppLovin Corp 5 .375 12/01/31 1,036,970
375,000 AppLovin Corp 5 .500 12/01/34 385,294
500,000 AppLovin Corp 5 .950 12/01/54 495,200
500,000 Atlassian Corp 5 .250 05/15/29 513,888
500,000 Atlassian Corp 5 .500 05/15/34 517,410
450,000 Autodesk, Inc 3 .500 06/15/27 447,102
750,000 Autodesk, Inc 2 .850 01/15/30 709,692
1,000,000 Autodesk, Inc 5 .300 06/15/35 1,025,420
1,000,000 Automatic Data Processing, Inc 4 .750 05/08/32 1,024,199
1,000,000 (a) Booz Allen Hamilton, Inc 5 .950 08/04/33 1,041,732
1,000,000 (a) Booz Allen Hamilton, Inc 5 .950 04/15/35 1,036,086
1,000,000 CGI, Inc 2 .300 09/14/31 886,235
2,000,000 Fiserv, Inc 4 .550 02/15/31 1,979,417
2,000,000 Fiserv, Inc 5 .250 08/11/35 1,995,521
500,000 Gartner, Inc 4 .950 03/20/31 502,315
500,000 Gartner, Inc 5 .600 11/20/35 498,658
500,000 Genpact Luxembourg SARL 6 .000 06/04/29 522,280
1,000,000 GENPACT UK 4 .950 11/18/30 999,792
1,000,000 IBM International Capital Pte Ltd 4 .750 02/05/31 1,017,953
1,000,000 IBM International Capital Pte Ltd 4 .900 02/05/34 1,009,251
1,000,000 IBM International Capital Pte Ltd 5 .250 02/05/44 965,506
1,000,000 IBM International Capital Pte Ltd 5 .300 02/05/54 932,002
1,000,000 International Business Machines Corp 4 .500 02/06/28 1,009,913
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,623,687
1,900,000 International Business Machines Corp 1 .950 05/15/30 1,731,799
1,500,000 International Business Machines Corp 2 .720 02/09/32 1,358,925
1,500,000 International Business Machines Corp 4 .750 02/06/33 1,523,103
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,651,526
19,000 International Business Machines Corp 5 .600 11/30/39 19,629
450,000 International Business Machines Corp 2 .850 05/15/40 339,279
1,060,000 International Business Machines Corp 4 .000 06/20/42 888,101
500,000 International Business Machines Corp 4 .700 02/19/46 441,332
975,000 International Business Machines Corp 2 .950 05/15/50 622,597
1,000,000 International Business Machines Corp 4 .900 07/27/52 880,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 1,000,000 International Business Machines Corp 5 .100% 02/06/53 $ 911,068
1,000,000 Intuit, Inc 5 .125 09/15/28 1,031,485
350,000 Intuit, Inc 1 .650 07/15/30 314,398
1,000,000 Intuit, Inc 5 .200 09/15/33 1,045,457
1,000,000 Intuit, Inc 5 .500 09/15/53 984,929
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 684,550
500,000 (a) Kyndryl Holdings, Inc 6 .350 02/20/34 530,080
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 594,052
1,000,000 Leidos, Inc 5 .400 03/15/32 1,040,108
1,000,000 Leidos, Inc 5 .750 03/15/33 1,059,577
1,000,000 Leidos, Inc 5 .500 03/15/35 1,039,247
1,000,000 Meta Platforms, Inc 4 .300 08/15/29 1,012,048
2,000,000 Meta Platforms, Inc 4 .200 11/15/30 2,004,226
1,000,000 Meta Platforms, Inc 4 .550 08/15/31 1,017,679
4,000,000 Meta Platforms, Inc 4 .600 11/15/32 4,032,156
3,500,000 Meta Platforms, Inc 4 .750 08/15/34 3,528,687
2,300,000 Meta Platforms, Inc 5 .550 08/15/64 2,133,468
4,000,000 Meta Platforms, Inc 5 .750 11/15/65 3,814,015
300,000 Microsoft Corp 3 .400 06/15/27 299,249
250,000 Microsoft Corp 1 .350 09/15/30 224,046
150,000 Microsoft Corp 3 .500 02/12/35 141,365
1,072,000 Microsoft Corp 3 .450 08/08/36 978,966
300,000 Microsoft Corp 4 .500 06/15/47 268,987
8,038,000 Microsoft Corp 2 .525 06/01/50 4,907,594
2,100,000 Microsoft Corp 2 .500 09/15/50 1,272,006
4,265,000 Microsoft Corp 2 .921 03/17/52 2,793,732
7,374,000 Microsoft Corp 2 .675 06/01/60 4,246,441
1,073,000 Microsoft Corp 3 .041 03/17/62 668,404
1,500,000 Oracle Corp 4 .200 09/27/29 1,470,085
1,500,000 Oracle Corp 6 .150 11/09/29 1,566,009
1,000,000 Oracle Corp 2 .950 04/01/30 923,169
1,500,000 Oracle Corp 4 .650 05/06/30 1,486,859
400,000 Oracle Corp 3 .250 05/15/30 372,359
3,000,000 Oracle Corp 2 .875 03/25/31 2,695,775
4,000,000 Oracle Corp 5 .250 02/03/32 3,999,455
3,000,000 Oracle Corp 4 .800 09/26/32 2,896,266
1,500,000 Oracle Corp 6 .250 11/09/32 1,563,616
1,750,000 Oracle Corp 4 .900 02/06/33 1,684,188
2,497,000 Oracle Corp 4 .300 07/08/34 2,257,964
4,000,000 Oracle Corp 4 .700 09/27/34 3,709,137
650,000 Oracle Corp 3 .900 05/15/35 560,182
2,875,000 Oracle Corp 5 .500 08/03/35 2,817,162
1,950,000 Oracle Corp 5 .200 09/26/35 1,868,257
1,225,000 Oracle Corp 3 .850 07/15/36 1,023,106
4,000,000 Oracle Corp 3 .800 11/15/37 3,229,367
100,000 Oracle Corp 6 .500 04/15/38 101,947
470,000 Oracle Corp 6 .125 07/08/39 460,747
675,000 Oracle Corp 3 .600 04/01/40 500,606
325,000 Oracle Corp 5 .375 07/15/40 290,976
2,000,000 Oracle Corp 3 .650 03/25/41 1,459,039
500,000 Oracle Corp 4 .500 07/08/44 382,740
325,000 Oracle Corp 4 .125 05/15/45 233,848
1,900,000 Oracle Corp 5 .875 09/26/45 1,715,935
2,025,000 Oracle Corp 4 .000 07/15/46 1,403,711
1,600,000 Oracle Corp 4 .000 11/15/47 1,098,708
2,000,000 Oracle Corp 3 .600 04/01/50 1,245,822
2,000,000 Oracle Corp 3 .950 03/25/51 1,315,919
3,500,000 Oracle Corp 6 .900 11/09/52 3,458,437
2,375,000 Oracle Corp 5 .550 02/06/53 1,970,964
1,000,000 Oracle Corp 5 .375 09/27/54 808,774
500,000 Oracle Corp 4 .375 05/15/55 345,313
1,000,000 Oracle Corp 6 .000 08/03/55 881,788

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 1,000,000 Oracle Corp 5 .950% 09/26/55 $ 886,014
1,500,000 Oracle Corp 3 .850 04/01/60 916,573
2,000,000 Oracle Corp 4 .100 03/25/61 1,288,286
1,500,000 Oracle Corp 5 .500 09/27/64 1,197,082
1,000,000 Oracle Corp 6 .125 08/03/65 885,593
1,000,000 Oracle Corp 6 .100 09/26/65 881,992
500,000 Roper Technologies, Inc 2 .950 09/15/29 478,044
475,000 Roper Technologies, Inc 2 .000 06/30/30 429,711
750,000 Roper Technologies, Inc 1 .750 02/15/31 657,888
1,000,000 Roper Technologies, Inc 4 .750 02/15/32 1,010,865
1,500,000 Roper Technologies, Inc 4 .900 10/15/34 1,496,725
925,000 Salesforce, Inc 3 .700 04/11/28 924,865
2,000,000 Salesforce, Inc 1 .500 07/15/28 1,894,913
1,075,000 Salesforce, Inc 2 .700 07/15/41 779,769
1,000,000 Salesforce, Inc 2 .900 07/15/51 632,827
2,000,000 Salesforce, Inc 3 .050 07/15/61 1,207,205
1,000,000 ServiceNow, Inc 1 .400 09/01/30 881,023
2,000,000 Synopsys, Inc 4 .650 04/01/28 2,026,952
1,000,000 Synopsys, Inc 4 .850 04/01/30 1,021,353
500,000 Synopsys, Inc 5 .000 04/01/32 510,556
2,000,000 Synopsys, Inc 5 .150 04/01/35 2,032,691
2,000,000 Synopsys, Inc 5 .700 04/01/55 1,983,978
750,000 Take-Two Interactive Software, Inc 5 .600 06/12/34 782,770
750,000 VeriSign, Inc 2 .700 06/15/31 682,787
1,000,000 VeriSign, Inc 5 .250 06/01/32 1,027,855
725,000 VMware, Inc 3 .900 08/21/27 725,271
1,500,000 VMware, Inc 1 .800 08/15/28 1,418,446
1,150,000 VMware, Inc 2 .200 08/15/31 1,021,838
1,500,000 Workday, Inc 3 .500 04/01/27 1,490,936
1,500,000 Workday, Inc 3 .700 04/01/29 1,478,628
TOTAL SOFTWARE & SERVICES 170,670,093
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Alphabet, Inc 3 .875 11/15/28 1,004,878
1,000,000 Alphabet, Inc 4 .000 05/15/30 1,002,109
2,000,000 Alphabet, Inc 4 .375 11/15/32 2,006,786
1,000,000 (a) Alphabet, Inc 4 .500 05/15/35 994,673
3,000,000 Alphabet, Inc 4 .700 11/15/35 3,000,735
2,000,000 Alphabet, Inc 5 .350 11/15/45 1,987,367
1,000,000 Alphabet, Inc 5 .250 05/15/55 957,786
2,000,000 Alphabet, Inc 5 .450 11/15/55 1,961,933
1,000,000 Alphabet, Inc 5 .300 05/15/65 940,483
2,000,000 Alphabet, Inc 5 .700 11/15/75 1,968,501
750,000 Amphenol Corp 4 .375 06/12/28 756,928
1,000,000 Amphenol Corp 2 .800 02/15/30 949,364
1,500,000 Amphenol Corp 4 .125 11/15/30 1,492,133
1,000,000 Amphenol Corp 2 .200 09/15/31 893,191
1,500,000 Amphenol Corp 4 .400 02/15/33 1,484,240
600,000 Amphenol Corp 5 .250 04/05/34 623,972
1,000,000 Amphenol Corp 5 .000 01/15/35 1,018,602
1,500,000 Amphenol Corp 4 .625 02/15/36 1,469,576
500,000 Amphenol Corp 5 .375 11/15/54 485,983
850,000 Amphenol Corp 5 .300 11/15/55 812,017
275,000 Apple, Inc 3 .200 05/11/27 273,492
3,675,000 Apple, Inc 3 .000 11/13/27 3,637,998
3,000,000 Apple, Inc 1 .200 02/08/28 2,853,351
2,500,000 Apple, Inc 1 .400 08/05/28 2,362,107
500,000 Apple, Inc 2 .200 09/11/29 471,618
2,950,000 Apple, Inc 1 .650 05/11/30 2,682,408
1,000,000 Apple, Inc 4 .200 05/12/30 1,011,626
3,000,000 Apple, Inc 1 .250 08/20/30 2,661,759
3,000,000 Apple, Inc 1 .650 02/08/31 2,675,629
2,500,000 Apple, Inc 1 .700 08/05/31 2,214,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 1,000,000 Apple, Inc 4 .500% 05/12/32 $ 1,022,516
1,000,000 Apple, Inc 3 .350 08/08/32 957,492
1,000,000 (a) Apple, Inc 4 .750 05/12/35 1,024,742
1,600,000 (a) Apple, Inc 4 .500 02/23/36 1,614,844
2,000,000 Apple, Inc 2 .375 02/08/41 1,442,531
350,000 Apple, Inc 3 .850 05/04/43 295,634
750,000 Apple, Inc 4 .450 05/06/44 690,130
1,350,000 Apple, Inc 3 .450 02/09/45 1,046,839
1,000,000 Apple, Inc 4 .375 05/13/45 891,473
1,775,000 Apple, Inc 4 .650 02/23/46 1,629,608
900,000 Apple, Inc 3 .850 08/04/46 729,273
1,175,000 Apple, Inc 4 .250 02/09/47 1,007,948
900,000 Apple, Inc 3 .750 09/12/47 710,941
2,850,000 Apple, Inc 3 .750 11/13/47 2,256,600
3,000,000 Apple, Inc 2 .950 09/11/49 2,004,693
1,375,000 Apple, Inc 2 .400 08/20/50 815,719
1,000,000 Apple, Inc 2 .650 02/08/51 618,172
1,000,000 Apple, Inc 2 .700 08/05/51 622,410
750,000 Apple, Inc 3 .950 08/08/52 594,916
2,000,000 (a) Apple, Inc 4 .850 05/10/53 1,890,667
25,000 Apple, Inc 2 .550 08/20/60 13,876
2,000,000 Apple, Inc 2 .800 02/08/61 1,173,535
1,000,000 Apple, Inc 2 .850 08/05/61 590,273
750,000 Apple, Inc 4 .100 08/08/62 589,550
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 894,072
750,000 Arrow Electronics, Inc 5 .875 04/10/34 782,375
1,000,000 Avnet, Inc 6 .250 03/15/28 1,035,699
1,000,000 Avnet, Inc 3 .000 05/15/31 903,154
1,000,000 CDW LLC 3 .276 12/01/28 971,586
1,000,000 CDW LLC 5 .100 03/01/30 1,018,341
575,000 CDW LLC 3 .569 12/01/31 535,608
1,000,000 CDW LLC 5 .550 08/22/34 1,018,915
1,000,000 Cisco Systems, Inc 4 .550 02/24/28 1,016,245
2,000,000 Cisco Systems, Inc 4 .850 02/26/29 2,052,823
1,000,000 Cisco Systems, Inc 4 .750 02/24/30 1,027,995
3,000,000 Cisco Systems, Inc 4 .950 02/26/31 3,111,250
1,000,000 Cisco Systems, Inc 4 .950 02/24/32 1,032,048
1,500,000 Cisco Systems, Inc 5 .050 02/26/34 1,543,573
1,000,000 Cisco Systems, Inc 5 .100 02/24/35 1,027,440
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,075,048
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,217,864
1,000,000 Cisco Systems, Inc 5 .300 02/26/54 958,517
2,000,000 Cisco Systems, Inc 5 .350 02/26/64 1,889,151
200,000 Corning, Inc 4 .700 03/15/37 194,473
100,000 Corning, Inc 5 .750 08/15/40 104,502
200,000 Corning, Inc 4 .750 03/15/42 183,646
300,000 Corning, Inc 5 .350 11/15/48 290,580
500,000 Corning, Inc 3 .900 11/15/49 384,847
825,000 Corning, Inc 4 .375 11/15/57 665,514
200,000 Corning, Inc 5 .850 11/15/68 194,180
1,000,000 Corning, Inc 5 .450 11/15/79 913,458
1,000,000 Dell International LLC 5 .250 02/01/28 1,022,531
1,000,000 Dell International LLC 4 .750 04/01/28 1,014,243
1,000,000 Dell International LLC 4 .150 02/15/29 998,916
900,000 Dell International LLC 5 .300 10/01/29 928,702
1,000,000 Dell International LLC 4 .350 02/01/30 1,000,538
1,000,000 Dell International LLC 5 .000 04/01/30 1,024,779
1,000,000 Dell International LLC 4 .500 02/15/31 998,573
1,000,000 Dell International LLC 4 .750 10/06/32 998,686
750,000 Dell International LLC 5 .750 02/01/33 790,201
1,000,000 Dell International LLC 5 .400 04/15/34 1,026,924
1,000,000 Dell International LLC 4 .850 02/01/35 986,672

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7% (continued)
$ 500,000 Dell International LLC 5 .500% 04/01/35 $ 515,189
1,000,000 Dell International LLC 5 .100 02/15/36 987,563
608,000 Dell International LLC 8 .100 07/15/36 736,731
377,000 Dell International LLC 8 .350 07/15/46 478,233
1,000,000 Dell International LLC 3 .450 12/15/51 680,980
500,000 Flex Ltd 6 .000 01/15/28 516,119
1,000,000 Flex Ltd 4 .875 05/12/30 1,014,505
500,000 Flex Ltd 5 .375 11/13/35 498,824
1,000,000 Hewlett Packard Enterprise Co 5 .250 07/01/28 1,025,182
1,500,000 Hewlett Packard Enterprise Co 4 .550 10/15/29 1,508,617
1,500,000 Hewlett Packard Enterprise Co 4 .850 10/15/31 1,515,032
2,000,000 Hewlett Packard Enterprise Co 5 .000 10/15/34 1,982,428
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 243,145
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,204,596
1,000,000 Hewlett Packard Enterprise Co 5 .600 10/15/54 926,499
1,000,000 HP, Inc 3 .000 06/17/27 984,527
500,000 HP, Inc 4 .750 01/15/28 505,459
750,000 HP, Inc 5 .400 04/25/30 777,172
1,000,000 HP, Inc 3 .400 06/17/30 957,402
1,000,000 HP, Inc 2 .650 06/17/31 901,681
500,000 HP, Inc 4 .200 04/15/32 485,227
500,000 (a) HP, Inc 5 .500 01/15/33 515,789
750,000 (a) HP, Inc 6 .100 04/25/35 792,196
975,000 (a) HP, Inc 6 .000 09/15/41 983,971
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,014,674
2,000,000 International Business Machines Corp 5 .000 02/10/32 2,054,440
1,000,000 International Business Machines Corp 5 .700 02/10/55 985,502
1,000,000 Jabil, Inc 4 .250 05/15/27 1,001,390
100,000 Jabil, Inc 3 .950 01/12/28 99,764
750,000 Jabil, Inc 3 .600 01/15/30 727,395
50,000 Jabil, Inc 3 .000 01/15/31 46,587
600,000 Keysight Technologies, Inc 4 .600 04/06/27 603,100
500,000 Keysight Technologies, Inc 3 .000 10/30/29 479,245
500,000 Keysight Technologies, Inc 5 .350 07/30/30 521,450
1,000,000 Keysight Technologies, Inc 4 .950 10/15/34 1,007,210
1,000,000 Motorola Solutions, Inc 5 .000 04/15/29 1,024,620
500,000 Motorola Solutions, Inc 4 .600 05/23/29 506,002
1,000,000 Motorola Solutions, Inc 4 .850 08/15/30 1,020,304
500,000 Motorola Solutions, Inc 5 .600 06/01/32 525,811
1,000,000 Motorola Solutions, Inc 5 .200 08/15/32 1,031,050
1,000,000 Motorola Solutions, Inc 5 .400 04/15/34 1,032,640
1,000,000 Motorola Solutions, Inc 5 .550 08/15/35 1,039,201
200,000 Motorola Solutions, Inc 5 .500 09/01/44 194,844
500,000 NetApp, Inc 2 .375 06/22/27 488,809
1,000,000 NetApp, Inc 5 .500 03/17/32 1,040,203
1,000,000 NetApp, Inc 5 .700 03/17/35 1,046,545
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 899,227
1,000,000 TD SYNNEX Corp 6 .100 04/12/34 1,056,661
500,000 TD SYNNEX Corp 5 .300 10/10/35 495,111
625,000 Trimble, Inc 4 .900 06/15/28 634,032
1,000,000 Trimble, Inc 6 .100 03/15/33 1,076,743
1,000,000 Vontier Corp 2 .950 04/01/31 917,355
1,000,000 Western Digital Corp 2 .850 02/01/29 957,090
1,000,000 (a) Western Digital Corp 3 .100 02/01/32 922,077
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 152,909,838
TELECOMMUNICATION SERVICES - 1.0%
1,500,000 (a) Alibaba Group Holding Ltd 4 .875 05/26/30 1,547,773
1,500,000 (a) Alibaba Group Holding Ltd 5 .250 05/26/35 1,562,055
500,000 (a) Alibaba Group Holding Ltd 5 .625 11/26/54 504,968
750,000 America Movil SAB de C.V. 2 .875 05/07/30 706,281
1,000,000 America Movil SAB de C.V. 4 .700 07/21/32 1,003,872
2,000,000 America Movil SAB de C.V. 5 .000 01/20/33 2,034,661

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 440,000 America Movil SAB de C.V. 6 .125% 03/30/40 $ 467,819
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,411,128
2,000,000 America Movil SAB de C.V. 4 .375 04/22/49 1,685,002
1,000,000 American Tower Corp 4 .700 12/15/32 1,000,217
1,000,000 AT&T, Inc 4 .300 02/15/30 1,001,263
3,500,000 AT&T, Inc 4 .700 08/15/30 3,557,930
3,000,000 AT&T, Inc 2 .250 02/01/32 2,631,019
3,000,000 AT&T, Inc 4 .550 11/01/32 2,980,491
6,855,000 AT&T, Inc 2 .550 12/01/33 5,850,539
4,500,000 AT&T, Inc 5 .400 02/15/34 4,665,850
1,825,000 AT&T, Inc 4 .500 05/15/35 1,753,051
1,000,000 AT&T, Inc 5 .375 08/15/35 1,024,749
3,000,000 AT&T, Inc 4 .900 11/01/35 2,962,979
3,000,000 AT&T, Inc 3 .500 06/01/41 2,359,785
300,000 AT&T, Inc 4 .650 06/01/44 259,731
3,000,000 AT&T, Inc 5 .550 11/01/45 2,889,079
2,000,000 AT&T, Inc 3 .650 06/01/51 1,405,419
7,360,000 AT&T, Inc 3 .500 09/15/53 4,925,490
3,000,000 AT&T, Inc 5 .700 11/01/54 2,877,498
8,357,000 AT&T, Inc 3 .550 09/15/55 5,562,772
1,000,000 AT&T, Inc 6 .050 08/15/56 1,005,876
5,844,000 AT&T, Inc 3 .800 12/01/57 4,019,747
2,523,000 AT&T, Inc 3 .650 09/15/59 1,663,816
1,000,000 AT&T, Inc 3 .850 06/01/60 686,068
500,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 507,160
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 1,013,995
750,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 618,524
1,000,000 (a) Bell Telephone Co of Canada or Bell Canada 5 .550 02/15/54 949,962
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,795,816
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,739,514
3,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 4,305,523
1,500,000 Global Payments, Inc 4 .500 11/15/28 1,502,853
1,500,000 Global Payments, Inc 5 .200 11/15/32 1,500,703
1,500,000 Global Payments, Inc 5 .550 11/15/35 1,490,898
745,000 Orange S.A. 9 .000 03/01/31 896,477
900,000 Orange S.A. 5 .375 01/13/42 881,567
1,725,000 Orange S.A. 5 .500 02/06/44 1,699,632
2,000,000 Rogers Communications, Inc 3 .200 03/15/27 1,979,912
1,500,000 Rogers Communications, Inc 3 .800 03/15/32 1,413,250
1,000,000 Rogers Communications, Inc 5 .300 02/15/34 1,007,602
1,000,000 Rogers Communications, Inc 4 .500 03/15/42 854,730
300,000 Rogers Communications, Inc 5 .450 10/01/43 282,775
4,500,000 Rogers Communications, Inc 4 .550 03/15/52 3,580,991
2,000,000 Sprint Capital Corp 6 .875 11/15/28 2,146,258
2,000,000 Sprint Capital Corp 8 .750 03/15/32 2,418,712
625,000 Telefonica Emisiones S.A. 7 .045 06/20/36 697,257
1,200,000 Telefonica Emisiones S.A. 4 .665 03/06/38 1,093,766
2,125,000 Telefonica Emisiones S.A. 5 .213 03/08/47 1,870,856
1,175,000 Telefonica Emisiones S.A. 4 .895 03/06/48 986,845
900,000 (a) Telefonica Emisiones S.A. 5 .520 03/01/49 817,673
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,499,099
567,000 Telefonica Europe BV 8 .250 09/15/30 650,628
325,000 TELUS Corp 2 .800 02/16/27 320,375
300,000 TELUS Corp 3 .700 09/15/27 298,034
1,000,000 TELUS Corp 3 .400 05/13/32 922,412
2,500,000 T-Mobile US, Inc 5 .750 01/15/34 2,648,541
325,000 T-Mobile US, Inc 6 .000 06/15/54 330,458
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,987,434
1,500,000 T-Mobile USA, Inc 2 .050 02/15/28 1,439,925
1,000,000 T-Mobile USA, Inc 4 .800 07/15/28 1,018,155
2,000,000 T-Mobile USA, Inc 4 .850 01/15/29 2,042,803
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 954,486

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.0% (continued)
$ 1,000,000 T-Mobile USA, Inc 2 .400% 03/15/29 $ 947,170
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 974,622
1,000,000 T-Mobile USA, Inc 4 .200 10/01/29 1,001,546
825,000 T-Mobile USA, Inc 3 .875 04/15/30 811,284
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,370,375
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,328,552
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 899,024
1,000,000 T-Mobile USA, Inc 5 .125 05/15/32 1,029,072
2,000,000 T-Mobile USA, Inc 4 .625 01/15/33 1,988,088
1,425,000 T-Mobile USA, Inc 5 .050 07/15/33 1,454,143
1,150,000 T-Mobile USA, Inc 5 .150 04/15/34 1,175,559
2,000,000 T-Mobile USA, Inc 4 .700 01/15/35 1,964,972
1,000,000 (a) T-Mobile USA, Inc 5 .300 05/15/35 1,025,314
2,000,000 T-Mobile USA, Inc 4 .950 11/15/35 1,988,402
650,000 T-Mobile USA, Inc 4 .375 04/15/40 583,083
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 1,005,950
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,191,676
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,680,372
2,000,000 T-Mobile USA, Inc 5 .650 01/15/53 1,933,412
575,000 T-Mobile USA, Inc 5 .500 01/15/55 544,586
1,000,000 T-Mobile USA, Inc 5 .250 06/15/55 910,968
700,000 T-Mobile USA, Inc 5 .875 11/15/55 699,253
2,000,000 T-Mobile USA, Inc 5 .700 01/15/56 1,951,251
1,000,000 T-Mobile USA, Inc 5 .800 09/15/62 984,264
2,000,000 Verizon Communications, Inc 2 .100 03/22/28 1,920,199
350,000 Verizon Communications, Inc 3 .875 02/08/29 348,749
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,366,600
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,640,707
2,635,000 Verizon Communications, Inc 2 .550 03/21/31 2,406,265
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 10,006,589
800,000 Verizon Communications, Inc 4 .750 01/15/33 799,374
2,000,000 Verizon Communications, Inc 5 .050 05/09/33 2,051,234
1,000,000 Verizon Communications, Inc 4 .780 02/15/35 984,572
3,000,000 Verizon Communications, Inc 5 .250 04/02/35 3,049,164
2,000,000 Verizon Communications, Inc 5 .000 01/15/36 1,983,022
10,250,000 (b) Verizon Communications, Inc 5 .401 07/02/37 10,359,768
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,427,477
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,057,072
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 720,715
2,000,000 Verizon Communications, Inc 5 .750 11/30/45 1,985,716
150,000 Verizon Communications, Inc 4 .000 03/22/50 114,306
3,000,000 Verizon Communications, Inc 2 .875 11/20/50 1,859,916
1,225,000 Verizon Communications, Inc 3 .550 03/22/51 869,550
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 740,850
2,500,000 (a) Verizon Communications, Inc 5 .500 02/23/54 2,400,124
500,000 Verizon Communications, Inc 5 .875 11/30/55 494,001
3,764,000 Verizon Communications, Inc 2 .987 10/30/56 2,239,340
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,165,416
3,000,000 Verizon Communications, Inc 3 .700 03/22/61 2,024,326
2,000,000 Verizon Communications, Inc 6 .000 11/30/65 1,973,904
683,000 Vodafone Group plc 6 .150 02/27/37 742,060
825,000 Vodafone Group plc 5 .625 02/10/53 789,851
2,500,000 Vodafone Group plc 5 .750 06/28/54 2,428,316
1,500,000 Vodafone Group plc 5 .750 02/10/63 1,425,456
1,500,000 Vodafone Group plc 5 .875 06/28/64 1,451,542
TOTAL TELECOMMUNICATION SERVICES 215,441,648
TRANSPORTATION - 0.5%
335,652 American Airlines 2 .875 07/11/34 306,598
1,500,000 American Airlines 2025-, Cl A Pass Through Trust 4 .900 05/11/38 1,487,901
2,000,000 Boeing Co 6 .298 05/01/29 2,122,897
2,000,000 Boeing Co 6 .388 05/01/31 2,170,387
975,000 Boeing Co 6 .858 05/01/54 1,095,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 1,000,000 Boeing Co 7 .008% 05/01/64 $ 1,136,250
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 697,437
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 245,156
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 178,560
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 266,758
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 484,142
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 470,512
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 532,851
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,070,942
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 180,500
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 919,593
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 328,999
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,353,864
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 839,047
2,400,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 1,656,770
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 843,210
1,500,000 Burlington Northern Santa Fe LLC 5 .200 04/15/54 1,411,667
1,000,000 Burlington Northern Santa Fe LLC 5 .500 03/15/55 983,388
275,000 Burlington Northern Santa Fe LLC 5 .550 03/15/56 271,079
1,000,000 Burlington Northern Santa Fe LLC 5 .800 03/15/56 1,020,985
200,000 Canadian National Railway Co 6 .900 07/15/28 214,522
500,000 Canadian National Railway Co 3 .850 08/05/32 485,266
500,000 Canadian National Railway Co 5 .850 11/01/33 541,657
200,000 Canadian National Railway Co 6 .250 08/01/34 220,396
1,000,000 Canadian National Railway Co 4 .750 11/12/35 998,394
250,000 Canadian National Railway Co 3 .500 11/15/42 193,534
100,000 Canadian National Railway Co 4 .500 11/07/43 86,679
650,000 Canadian National Railway Co 3 .200 08/02/46 469,631
725,000 Canadian National Railway Co 3 .650 02/03/48 551,304
325,000 Canadian National Railway Co 4 .450 01/20/49 277,243
400,000 Canadian National Railway Co 2 .450 05/01/50 236,766
750,000 Canadian National Railway Co 4 .400 08/05/52 633,294
500,000 Canadian National Railway Co 6 .125 11/01/53 534,184
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 300,097
500,000 Canadian Pacific Railway Co 2 .875 11/15/29 477,703
850,000 Canadian Pacific Railway Co 2 .050 03/05/30 781,177
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 226,886
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 539,797
1,000,000 Canadian Pacific Railway Co 5 .200 03/30/35 1,029,271
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 268,753
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 355,029
100,000 Canadian Pacific Railway Co 4 .300 05/15/43 86,524
175,000 Canadian Pacific Railway Co 4 .950 08/15/45 162,815
800,000 Canadian Pacific Railway Co 4 .700 05/01/48 704,132
500,000 Canadian Pacific Railway Co 3 .500 05/01/50 359,932
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 663,408
500,000 Canadian Pacific Railway Co 4 .200 11/15/69 371,285
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,270,666
400,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 400,909
825,000 CSX Corp 4 .250 03/15/29 831,698
600,000 CSX Corp 2 .400 02/15/30 561,457
850,000 CSX Corp 4 .100 11/15/32 834,114
2,000,000 CSX Corp 5 .050 06/15/35 2,034,289
100,000 CSX Corp 6 .000 10/01/36 108,498
200,000 CSX Corp 6 .150 05/01/37 219,587
400,000 CSX Corp 5 .500 04/15/41 408,196
350,000 CSX Corp 4 .400 03/01/43 307,433
600,000 CSX Corp 4 .100 03/15/44 502,387
800,000 CSX Corp 3 .800 11/01/46 627,233
550,000 CSX Corp 4 .300 03/01/48 458,832
850,000 CSX Corp 4 .750 11/15/48 755,671
500,000 CSX Corp 4 .500 03/15/49 426,710

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 600,000 CSX Corp 3 .350% 09/15/49 $ 421,791
500,000 CSX Corp 3 .800 04/15/50 380,113
200,000 CSX Corp 3 .950 05/01/50 155,322
800,000 CSX Corp 2 .500 05/15/51 472,914
750,000 CSX Corp 4 .500 11/15/52 636,368
300,000 CSX Corp 4 .500 08/01/54 251,715
625,000 CSX Corp 4 .900 03/15/55 560,076
150,000 CSX Corp 4 .250 11/01/66 113,542
800,000 CSX Corp 4 .650 03/01/68 655,252
1,500,000 Delta Air Lines, Inc 5 .250 07/10/30 1,541,350
500,000 FedEx Corp 4 .200 10/17/28 497,069
500,000 FedEx Corp 4 .250 05/15/30 502,345
500,000 FedEx Corp 2 .400 05/15/31 453,649
1,000,000 FedEx Corp 4 .900 01/15/34 1,004,141
200,000 FedEx Corp 3 .900 02/01/35 184,089
1,000,000 FedEx Corp 3 .250 05/15/41 750,917
275,000 FedEx Corp 5 .100 01/15/44 249,941
1,100,000 FedEx Corp 4 .750 11/15/45 951,559
600,000 FedEx Corp 4 .550 04/01/46 504,548
450,000 FedEx Corp 4 .400 01/15/47 366,097
900,000 FedEx Corp 4 .050 02/15/48 688,637
500,000 FedEx Corp 4 .950 10/17/48 436,767
1,500,000 FedEx Corp 5 .250 05/15/50 1,382,027
200,000 FedEx Corp 4 .500 02/01/65 142,670
1,000,000 GXO Logistics, Inc 6 .250 05/06/29 1,053,138
1,000,000 GXO Logistics, Inc 6 .500 05/06/34 1,080,255
1,000,000 JB Hunt Transport Services, Inc 4 .900 03/15/30 1,021,647
350,000 Kirby Corp 4 .200 03/01/28 349,663
300,000 Norfolk Southern Corp 3 .150 06/01/27 296,680
700,000 Norfolk Southern Corp 3 .800 08/01/28 696,500
500,000 Norfolk Southern Corp 5 .050 08/01/30 518,329
1,000,000 Norfolk Southern Corp 3 .000 03/15/32 921,613
1,000,000 Norfolk Southern Corp 4 .450 03/01/33 997,294
500,000 Norfolk Southern Corp 5 .550 03/15/34 527,343
16,000 Norfolk Southern Corp 4 .837 10/01/41 15,082
300,000 Norfolk Southern Corp 4 .450 06/15/45 259,075
200,000 Norfolk Southern Corp 4 .650 01/15/46 176,861
303,000 Norfolk Southern Corp 3 .942 11/01/47 238,991
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,180,555
500,000 Norfolk Southern Corp 4 .100 05/15/49 400,135
500,000 Norfolk Southern Corp 3 .400 11/01/49 353,287
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 656,859
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 628,221
175,000 Norfolk Southern Corp 4 .050 08/15/52 135,807
300,000 Norfolk Southern Corp 4 .550 06/01/53 252,792
500,000 Norfolk Southern Corp 5 .350 08/01/54 477,633
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 752,359
200,000 Norfolk Southern Corp 5 .950 03/15/64 204,634
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 691,740
1,000,000 Ryder System, Inc 2 .850 03/01/27 987,002
1,000,000 Ryder System, Inc 5 .650 03/01/28 1,031,664
500,000 Ryder System, Inc 5 .375 03/15/29 517,492
500,000 Ryder System, Inc 5 .500 06/01/29 520,417
500,000 Ryder System, Inc 5 .000 03/15/30 511,933
1,000,000 Ryder System, Inc 4 .300 12/01/30 995,593
1,000,000 Southwest Airlines Co 5 .125 06/15/27 1,012,594
200,000 Southwest Airlines Co 3 .450 11/16/27 196,984
1,200,000 Southwest Airlines Co 2 .625 02/10/30 1,114,736
1,500,000 Uber Technologies, Inc 4 .800 09/15/34 1,499,566
1,500,000 Uber Technologies, Inc 5 .350 09/15/54 1,430,510
1,000,000 Union Pacific Corp 2 .400 02/05/30 936,129
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,292,654

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.5% (continued)
$ 2,000,000 Union Pacific Corp 2 .800% 02/14/32 $ 1,836,433
500,000 Union Pacific Corp 4 .500 01/20/33 504,811
100,000 Union Pacific Corp 3 .375 02/01/35 90,291
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,131,473
100,000 Union Pacific Corp 3 .600 09/15/37 88,934
500,000 Union Pacific Corp 3 .550 08/15/39 427,088
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,175,801
500,000 Union Pacific Corp 3 .375 02/14/42 393,209
200,000 Union Pacific Corp 3 .350 08/15/46 145,154
300,000 Union Pacific Corp 4 .000 04/15/47 240,210
1,000,000 Union Pacific Corp 3 .250 02/05/50 692,375
1,070,000 Union Pacific Corp 3 .799 10/01/51 806,890
500,000 Union Pacific Corp 2 .950 03/10/52 318,852
1,000,000 Union Pacific Corp 3 .500 02/14/53 707,472
1,000,000 Union Pacific Corp 4 .950 05/15/53 908,046
200,000 Union Pacific Corp 3 .875 02/01/55 149,920
300,000 Union Pacific Corp 3 .950 08/15/59 222,708
1,000,000 Union Pacific Corp 3 .839 03/20/60 721,422
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,004,922
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,170,221
200,000 Union Pacific Corp 4 .100 09/15/67 148,088
500,000 Union Pacific Corp 3 .750 02/05/70 336,983
500,000 Union Pacific Corp 3 .799 04/06/71 342,759
500,000 Union Pacific Corp 3 .850 02/14/72 345,586
603,451 United Airlines 2024- Class AA Pass Through Trust 5 .450 02/15/37 620,381
965,521 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 989,054
500,000 United Parcel Service, Inc 3 .400 03/15/29 492,485
500,000 United Parcel Service, Inc 2 .500 09/01/29 474,441
750,000 United Parcel Service, Inc 4 .450 04/01/30 763,397
1,000,000 United Parcel Service, Inc 4 .875 03/03/33 1,029,945
1,000,000 United Parcel Service, Inc 5 .150 05/22/34 1,038,386
1,000,000 United Parcel Service, Inc 5 .250 05/14/35 1,036,381
510,000 United Parcel Service, Inc 6 .200 01/15/38 561,907
450,000 United Parcel Service, Inc 3 .625 10/01/42 360,067
400,000 United Parcel Service, Inc 3 .400 11/15/46 296,027
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,198,597
300,000 United Parcel Service, Inc 4 .250 03/15/49 247,030
500,000 United Parcel Service, Inc 3 .400 09/01/49 354,770
1,630,000 United Parcel Service, Inc 5 .300 04/01/50 1,559,624
1,000,000 United Parcel Service, Inc 5 .050 03/03/53 916,831
800,000 United Parcel Service, Inc 5 .500 05/22/54 777,520
1,000,000 United Parcel Service, Inc 5 .600 05/22/64 965,056
1,000,000 United Parcel Service, Inc 6 .050 05/14/65 1,033,193
TOTAL TRANSPORTATION 113,453,318
UTILITIES - 2.5%
200,000 AEP Texas, Inc 3 .950 06/01/28 199,103
550,000 AEP Texas, Inc 2 .100 07/01/30 500,916
500,000 AEP Texas, Inc 4 .700 05/15/32 501,740
2,000,000 AEP Texas, Inc 5 .700 05/15/34 2,084,698
200,000 AEP Texas, Inc 3 .800 10/01/47 147,749
100,000 AEP Texas, Inc 4 .150 05/01/49 76,875
1,000,000 AEP Texas, Inc 5 .850 10/15/55 981,360
1,000,000 AEP Transmission Co LLC 5 .150 04/01/34 1,019,489
75,000 AEP Transmission Co LLC 5 .375 06/15/35 77,353
600,000 AEP Transmission Co LLC 4 .000 12/01/46 480,712
500,000 AEP Transmission Co LLC 3 .750 12/01/47 382,707
200,000 AEP Transmission Co LLC 4 .250 09/15/48 164,303
300,000 AEP Transmission Co LLC 3 .800 06/15/49 225,965
550,000 AEP Transmission Co LLC 2 .750 08/15/51 338,607
300,000 AEP Transmission Co LLC 5 .400 03/15/53 291,686
675,000 AES Corp 2 .450 01/15/31 611,981
1,500,000 AES Corp 5 .800 03/15/32 1,538,233

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 60,000 Alabama Power Co 1 .450% 09/15/30 $ 53,210
1,000,000 Alabama Power Co 4 .300 03/15/31 1,002,513
500,000 Alabama Power Co 5 .850 11/15/33 536,385
1,000,000 Alabama Power Co 5 .100 04/02/35 1,023,600
200,000 Alabama Power Co 3 .850 12/01/42 163,543
400,000 Alabama Power Co 3 .750 03/01/45 314,653
300,000 Alabama Power Co 4 .300 01/02/46 253,299
350,000 Alabama Power Co 3 .700 12/01/47 267,130
1,000,000 Alabama Power Co 4 .300 07/15/48 830,415
750,000 Alliant Energy Corp 5 .750 04/01/56 748,633
500,000 Ameren Corp 5 .000 01/15/29 511,152
500,000 Ameren Corp 5 .375 03/15/35 513,813
750,000 Ameren Illinois Co 1 .550 11/15/30 662,213
500,000 Ameren Illinois Co 3 .850 09/01/32 480,138
725,000 Ameren Illinois Co 4 .950 06/01/33 740,651
125,000 Ameren Illinois Co 4 .150 03/15/46 103,229
1,150,000 Ameren Illinois Co 3 .700 12/01/47 876,977
575,000 Ameren Illinois Co 4 .500 03/15/49 489,676
325,000 Ameren Illinois Co 2 .900 06/15/51 205,298
325,000 Ameren Illinois Co 5 .900 12/01/52 336,514
850,000 Ameren Illinois Co 5 .625 03/01/55 846,098
700,000 American Electric Power Co, Inc 4 .300 12/01/28 704,979
500,000 American Electric Power Co, Inc 2 .300 03/01/30 462,017
1,000,000 American Electric Power Co, Inc 5 .625 03/01/33 1,050,196
500,000 American Electric Power Co, Inc 6 .950 12/15/54 535,169
500,000 American Electric Power Co, Inc 7 .050 12/15/54 522,187
1,250,000 American Electric Power Co, Inc 5 .800 03/15/56 1,240,951
950,000 American Electric Power Co, Inc 6 .050 03/15/56 933,403
500,000 American Electric Power Co, Inc 3 .875 02/15/62 491,608
200,000 American Water Capital Corp 2 .950 09/01/27 196,904
500,000 American Water Capital Corp 3 .750 09/01/28 497,800
750,000 American Water Capital Corp 3 .450 06/01/29 735,147
100,000 American Water Capital Corp 2 .800 05/01/30 94,793
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,128,988
1,000,000 American Water Capital Corp 5 .150 03/01/34 1,029,604
600,000 American Water Capital Corp 5 .250 03/01/35 618,521
225,000 American Water Capital Corp 4 .300 12/01/42 195,819
150,000 American Water Capital Corp 4 .300 09/01/45 128,076
100,000 American Water Capital Corp 4 .000 12/01/46 80,423
1,175,000 American Water Capital Corp 3 .750 09/01/47 903,324
500,000 American Water Capital Corp 4 .200 09/01/48 407,381
500,000 American Water Capital Corp 4 .150 06/01/49 403,493
675,000 American Water Capital Corp 3 .450 05/01/50 480,626
1,250,000 American Water Capital Corp 3 .250 06/01/51 844,879
1,000,000 American Water Capital Corp 5 .450 03/01/54 969,538
250,000 American Water Capital Corp 5 .700 09/01/55 250,326
500,000 Appalachian Power Co 4 .500 08/01/32 494,766
1,000,000 Appalachian Power Co 5 .650 04/01/34 1,044,778
300,000 Appalachian Power Co 4 .500 03/01/49 245,809
200,000 Arizona Public Service Co 2 .950 09/15/27 196,819
750,000 Arizona Public Service Co 6 .350 12/15/32 818,323
1,250,000 Arizona Public Service Co 5 .700 08/15/34 1,314,038
350,000 Arizona Public Service Co 4 .500 04/01/42 307,492
200,000 Arizona Public Service Co 4 .350 11/15/45 166,653
410,000 Arizona Public Service Co 3 .750 05/15/46 310,743
200,000 Arizona Public Service Co 4 .200 08/15/48 160,723
200,000 Arizona Public Service Co 4 .250 03/01/49 159,956
300,000 Arizona Public Service Co 3 .500 12/01/49 210,145
500,000 Arizona Public Service Co 3 .350 05/15/50 342,897
750,000 Arizona Public Service Co 2 .650 09/15/50 446,174
500,000 Arizona Public Service Co 5 .900 08/15/55 508,366
750,000 Atmos Energy Corp 1 .500 01/15/31 657,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 175,000 Atmos Energy Corp 5 .450% 10/15/32 $ 185,089
1,500,000 Atmos Energy Corp 5 .900 11/15/33 1,621,494
300,000 Atmos Energy Corp 5 .200 08/15/35 309,199
100,000 Atmos Energy Corp 5 .500 06/15/41 102,382
125,000 Atmos Energy Corp 4 .150 01/15/43 106,183
600,000 Atmos Energy Corp 4 .125 10/15/44 505,930
500,000 Atmos Energy Corp 4 .300 10/01/48 414,172
300,000 Atmos Energy Corp 4 .125 03/15/49 239,639
1,500,000 Atmos Energy Corp 2 .850 02/15/52 929,293
500,000 Atmos Energy Corp 5 .750 10/15/52 505,196
125,000 Atmos Energy Corp 6 .200 11/15/53 134,887
400,000 Atmos Energy Corp 5 .000 12/15/54 363,809
375,000 Atmos Energy Corp 5 .450 01/15/56 362,788
625,000 Avangrid, Inc 3 .800 06/01/29 616,821
150,000 Avista Corp 4 .350 06/01/48 123,174
550,000 Avista Corp 4 .000 04/01/52 411,937
1,000,000 Baltimore Gas and Electric Co 5 .300 06/01/34 1,034,909
1,000,000 Baltimore Gas and Electric Co 5 .450 06/01/35 1,036,129
150,000 Baltimore Gas and Electric Co 3 .500 08/15/46 111,118
200,000 Baltimore Gas and Electric Co 3 .750 08/15/47 152,642
200,000 Baltimore Gas and Electric Co 4 .250 09/15/48 163,240
500,000 Baltimore Gas and Electric Co 3 .200 09/15/49 337,851
775,000 Baltimore Gas and Electric Co 2 .900 06/15/50 495,726
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 421,051
500,000 Baltimore Gas and Electric Co 5 .400 06/01/53 480,725
500,000 Baltimore Gas and Electric Co 5 .650 06/01/54 496,478
300,000 (b) Basin Electric Power Cooperative 5 .850 10/15/55 293,827
1,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 1,305,589
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 1,030,272
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 696,098
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 845,632
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 946,666
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 854,711
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,550,801
1,000,000 BHP Billiton Finance USA Ltd 5 .000 02/21/30 1,031,767
550,000 Black Hills Corp 2 .500 06/15/30 510,151
300,000 Black Hills Corp 4 .350 05/01/33 289,105
1,000,000 Black Hills Corp 6 .150 05/15/34 1,072,453
1,000,000 Black Hills Corp 6 .000 01/15/35 1,066,445
200,000 Black Hills Corp 4 .200 09/15/46 159,668
500,000 Brookfield Finance, Inc 5 .330 01/15/36 500,712
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 297,443
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 249,085
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 113,547
500,000 CenterPoint Energy Houston Electric LLC 4 .950 04/01/33 509,178
1,000,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 1,022,648
500,000 CenterPoint Energy Houston Electric LLC 5 .050 03/01/35 504,879
2,000,000 CenterPoint Energy Houston Electric LLC 4 .950 08/15/35 2,014,248
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 238,652
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 96,617
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 614,718
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 363,862
100,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 95,390
1,000,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 1,024,791
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 199,713
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 512,247
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 494,671
86,000 CenterPoint Energy Resources Corp 5 .400 03/01/33 89,042
500,000 CenterPoint Energy Resources Corp 5 .400 07/01/34 515,443
655,000 CenterPoint Energy, Inc 2 .950 03/01/30 620,688
500,000 CenterPoint Energy, Inc 6 .850 02/15/55 533,240
500,000 CenterPoint Energy, Inc 7 .000 02/15/55 521,431

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 CenterPoint Energy, Inc 6 .700% 05/15/55 $ 512,709
500,000 CenterPoint Energy, Inc 5 .950 04/01/56 503,813
1,000,000 Cigna Group 4 .500 09/15/30 1,006,867
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 282,123
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 173,445
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 955,249
790,000 CMS Energy Corp 3 .450 08/15/27 782,730
1,000,000 CMS Energy Corp 3 .750 12/01/50 922,098
425,000 CMS Energy Corp 6 .500 06/01/55 437,015
1,000,000 Commonwealth Edison Co 4 .900 02/01/33 1,023,225
1,000,000 Commonwealth Edison Co 5 .300 06/01/34 1,041,526
200,000 Commonwealth Edison Co 3 .800 10/01/42 161,383
300,000 Commonwealth Edison Co 4 .700 01/15/44 268,871
100,000 Commonwealth Edison Co 3 .700 03/01/45 78,232
250,000 Commonwealth Edison Co 3 .650 06/15/46 190,992
400,000 Commonwealth Edison Co 3 .750 08/15/47 305,768
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 933,285
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,013,159
500,000 Commonwealth Edison Co 3 .200 11/15/49 337,951
500,000 Commonwealth Edison Co 3 .000 03/01/50 326,894
500,000 Commonwealth Edison Co 2 .750 09/01/51 306,630
500,000 Commonwealth Edison Co 5 .300 02/01/53 473,289
500,000 Commonwealth Edison Co 5 .650 06/01/54 495,811
175,000 Commonwealth Edison Co 5 .950 06/01/55 181,877
1,000,000 Connecticut Light and Power Co 4 .950 01/15/30 1,025,891
500,000 Connecticut Light and Power Co 2 .050 07/01/31 444,428
1,000,000 Connecticut Light and Power Co 4 .900 07/01/33 1,014,265
1,000,000 Connecticut Light and Power Co 4 .950 08/15/34 1,008,676
400,000 Connecticut Light and Power Co 4 .300 04/15/44 342,555
250,000 Connecticut Light and Power Co 4 .150 06/01/45 207,039
775,000 Connecticut Light and Power Co 4 .000 04/01/48 617,095
500,000 Connecticut Light and Power Co 5 .250 01/15/53 473,327
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 199,449
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 300,854
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 96,840
500,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 456,901
750,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/34 786,892
1,500,000 Consolidated Edison Co of New York, Inc 5 .375 05/15/34 1,555,593
1,000,000 Consolidated Edison Co of New York, Inc 5 .125 03/15/35 1,022,288
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 171,059
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 452,208
725,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 632,021
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 129,062
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 313,793
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 310,293
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 259,686
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 397,164
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 545,018
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,051,652
300,000 Consolidated Edison Co of New York, Inc 5 .900 11/15/53 305,802
800,000 Consolidated Edison Co of New York, Inc 5 .700 05/15/54 797,416
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 715,774
500,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 484,702
1,000,000 Consolidated Edison Co of New York, Inc 5 .750 11/15/55 997,177
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 157,832
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 965,670
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 327,274
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 698,196
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 589,408
1,000,000 Constellation Energy Generation LLC 6 .125 01/15/34 1,083,925
900,000 Constellation Energy Generation LLC 6 .250 10/01/39 975,112
625,000 Constellation Energy Generation LLC 5 .600 06/15/42 626,878

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Constellation Energy Generation LLC 6 .500% 10/01/53 $ 1,089,473
1,000,000 Constellation Energy Generation LLC 5 .750 03/15/54 992,259
500,000 Consumers Energy Co 4 .650 03/01/28 507,966
250,000 Consumers Energy Co 3 .800 11/15/28 249,083
300,000 Consumers Energy Co 4 .600 05/30/29 304,872
1,000,000 Consumers Energy Co 4 .700 01/15/30 1,022,020
275,000 Consumers Energy Co 3 .600 08/15/32 260,646
500,000 Consumers Energy Co 4 .625 05/15/33 501,483
500,000 Consumers Energy Co 5 .050 05/15/35 508,641
600,000 Consumers Energy Co 3 .950 07/15/47 478,662
600,000 Consumers Energy Co 4 .050 05/15/48 483,151
350,000 Consumers Energy Co 4 .350 04/15/49 291,299
500,000 Consumers Energy Co 3 .750 02/15/50 374,034
500,000 Consumers Energy Co 3 .100 08/15/50 333,887
150,000 Consumers Energy Co 3 .500 08/01/51 107,730
287,000 Consumers Energy Co 2 .650 08/15/52 177,398
500,000 Consumers Energy Co 4 .200 09/01/52 401,340
1,000,000 (b) Dayton Power & Light Co 4 .550 08/15/30 996,137
300,000 Dayton Power & Light Co 3 .950 06/15/49 223,445
200,000 Delmarva Power & Light Co 4 .150 05/15/45 168,491
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 825,450
50,000 Dominion Energy South Carolina, Inc 5 .300 05/15/33 52,026
900,000 Dominion Energy South Carolina, Inc 5 .300 01/15/35 930,391
125,000 Dominion Energy South Carolina, Inc 5 .450 02/01/41 125,408
800,000 Dominion Energy South Carolina, Inc 4 .600 06/15/43 717,616
750,000 Dominion Energy South Carolina, Inc 6 .250 10/15/53 806,832
775,000 Dominion Energy, Inc 3 .600 03/15/27 771,195
500,000 Dominion Energy, Inc 4 .250 06/01/28 501,671
303,000 Dominion Energy, Inc 3 .375 04/01/30 292,346
500,000 Dominion Energy, Inc 2 .250 08/15/31 445,088
500,000 Dominion Energy, Inc 4 .350 08/15/32 490,913
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 1,038,181
1,000,000 Dominion Energy, Inc 5 .450 03/15/35 1,024,457
475,000 Dominion Energy, Inc 3 .300 04/15/41 360,599
200,000 Dominion Energy, Inc 4 .700 12/01/44 175,480
500,000 Dominion Energy, Inc 4 .600 03/15/49 416,494
500,000 Dominion Energy, Inc 4 .850 08/15/52 430,102
1,200,000 Dominion Energy, Inc 7 .000 06/01/54 1,299,301
1,050,000 Dominion Energy, Inc 6 .875 02/01/55 1,091,399
1,000,000 Dominion Energy, Inc 6 .625 05/15/55 1,030,457
1,750,000 Dominion Energy, Inc 6 .000 02/15/56 1,758,072
1,750,000 Dominion Energy, Inc 6 .200 02/15/56 1,751,192
500,000 DTE Electric Co 1 .900 04/01/28 479,219
1,500,000 DTE Electric Co 3 .000 03/01/32 1,386,026
1,000,000 DTE Electric Co 5 .200 04/01/33 1,039,190
1,000,000 DTE Electric Co 5 .200 03/01/34 1,031,593
500,000 DTE Electric Co 5 .250 05/15/35 513,870
200,000 DTE Electric Co 4 .000 04/01/43 166,563
100,000 DTE Electric Co 3 .700 06/01/46 76,800
500,000 DTE Electric Co 3 .750 08/15/47 383,347
1,000,000 DTE Electric Co 4 .050 05/15/48 811,608
525,000 DTE Electric Co 3 .950 03/01/49 412,230
400,000 DTE Electric Co 3 .250 04/01/51 274,035
450,000 DTE Electric Co 3 .650 03/01/52 331,291
100,000 DTE Electric Co 5 .850 05/15/55 102,628
819,354 DTE Electric Securitization Funding II LLC 5 .970 03/01/32 868,932
1,000,000 DTE Electric Securitization Funding II LLC 6 .090 09/01/37 1,080,367
1,000,000 DTE Energy Co 5 .100 03/01/29 1,024,745
327,000 DTE Energy Co 3 .400 06/15/29 317,958
500,000 DTE Energy Co 2 .950 03/01/30 473,532
1,000,000 DTE Energy Co 5 .200 04/01/30 1,031,777
1,000,000 DTE Energy Co 5 .850 06/01/34 1,066,308

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 DTE Energy Co 5 .050% 10/01/35 $ 998,163
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 501,245
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 473,327
1,000,000 Duke Energy Carolinas LLC 4 .850 03/15/30 1,029,534
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,380,775
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 343,415
1,300,000 Duke Energy Carolinas LLC 4 .950 01/15/33 1,338,968
1,000,000 Duke Energy Carolinas LLC 4 .850 01/15/34 1,012,275
1,000,000 Duke Energy Carolinas LLC 5 .250 03/15/35 1,033,435
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 126,293
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 235,744
200,000 Duke Energy Carolinas LLC 3 .875 03/15/46 158,359
1,250,000 Duke Energy Carolinas LLC 3 .700 12/01/47 943,721
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,063,829
1,000,000 Duke Energy Carolinas LLC 5 .350 01/15/53 959,324
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 4 .226 07/01/35 997,887
1,000,000 Duke Energy Carolinas Nc Storm Funding II LLC 5 .070 01/01/46 987,989
1,000,000 Duke Energy Corp 4 .300 03/15/28 1,005,386
1,000,000 Duke Energy Corp 4 .850 01/05/29 1,019,592
1,000,000 Duke Energy Corp 2 .450 06/01/30 927,108
1,000,000 Duke Energy Corp 2 .550 06/15/31 910,598
1,000,000 Duke Energy Corp 5 .750 09/15/33 1,058,928
500,000 Duke Energy Corp 5 .450 06/15/34 520,646
1,000,000 Duke Energy Corp 4 .950 09/15/35 991,610
1,000,000 Duke Energy Corp 3 .300 06/15/41 770,919
300,000 Duke Energy Corp 4 .800 12/15/45 265,982
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,497,718
500,000 Duke Energy Corp 4 .200 06/15/49 393,517
1,000,000 Duke Energy Corp 3 .500 06/15/51 692,549
500,000 Duke Energy Corp 5 .000 08/15/52 441,416
1,000,000 Duke Energy Corp 6 .100 09/15/53 1,035,830
500,000 Duke Energy Corp 5 .800 06/15/54 494,394
225,000 Duke Energy Corp 6 .450 09/01/54 236,155
1,000,000 Duke Energy Corp 5 .700 09/15/55 971,655
750,000 Duke Energy Corp 3 .250 01/15/82 728,054
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,193,313
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 903,410
375,000 Duke Energy Florida LLC 6 .400 06/15/38 417,880
500,000 Duke Energy Florida LLC 3 .400 10/01/46 364,732
300,000 Duke Energy Florida LLC 4 .200 07/15/48 243,814
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,033,645
1,000,000 Duke Energy Indiana LLC 5 .250 03/01/34 1,035,668
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 233,710
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 341,134
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 171,782
500,000 Duke Energy Indiana LLC 5 .400 04/01/53 474,788
1,000,000 Duke Energy Indiana LLC 5 .900 05/15/55 1,018,411
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 197,985
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 22,885
750,000 Duke Energy Ohio, Inc 5 .250 04/01/33 776,913
1,000,000 Duke Energy Ohio, Inc 5 .300 06/15/35 1,030,871
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 152,254
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 163,463
500,000 Duke Energy Ohio, Inc 5 .650 04/01/53 493,801
500,000 Duke Energy Ohio, Inc 5 .550 03/15/54 488,627
300,000 Duke Energy Progress LLC 3 .700 09/01/28 298,763
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,331,239
750,000 Duke Energy Progress LLC 5 .250 03/15/33 779,927
1,000,000 Duke Energy Progress LLC 5 .100 03/15/34 1,030,355
1,000,000 Duke Energy Progress LLC 5 .050 03/15/35 1,016,786
400,000 Duke Energy Progress LLC 4 .375 03/30/44 342,228
500,000 Duke Energy Progress LLC 4 .150 12/01/44 416,463

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 300,000 Duke Energy Progress LLC 4 .200% 08/15/45 $ 248,846
500,000 Duke Energy Progress LLC 3 .700 10/15/46 381,074
200,000 Duke Energy Progress LLC 3 .600 09/15/47 148,798
600,000 Duke Energy Progress LLC 2 .500 08/15/50 349,796
500,000 Duke Energy Progress LLC 2 .900 08/15/51 314,640
750,000 Duke Energy Progress LLC 5 .350 03/15/53 716,186
500,000 Duke Energy Progress LLC 5 .550 03/15/55 493,197
1,000,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 1,055,880
1,000,000 Eastern Energy Gas Holdings LLC 6 .200 01/15/55 1,033,434
300,000 Edison International 4 .125 03/15/28 296,514
1,000,000 Edison International 5 .250 11/15/28 1,013,470
1,000,000 Edison International 5 .450 06/15/29 1,017,381
500,000 Edison International 6 .950 11/15/29 532,461
1,000,000 Edison International 6 .250 03/15/30 1,045,298
1,000,000 (a) Edison International 5 .250 03/15/32 999,772
200,000 El Paso Electric Co 5 .000 12/01/44 177,360
1,000,000 Emera US Finance LP 2 .639 06/15/31 903,675
625,000 Emera US Finance LP 4 .750 06/15/46 533,446
675,000 Enel Chile S.A. 4 .875 06/12/28 684,451
500,000 Entergy Arkansas LLC 5 .300 09/15/33 520,722
800,000 Entergy Arkansas LLC 5 .450 06/01/34 835,761
200,000 Entergy Arkansas LLC 4 .200 04/01/49 161,448
425,000 Entergy Arkansas LLC 2 .650 06/15/51 252,609
500,000 Entergy Arkansas LLC 5 .750 06/01/54 503,930
625,000 Entergy Corp 2 .400 06/15/31 561,321
500,000 Entergy Corp 3 .750 06/15/50 363,094
650,000 Entergy Corp 7 .125 12/01/54 682,470
500,000 Entergy Corp 5 .875 06/15/56 499,688
500,000 Entergy Corp 6 .100 06/15/56 499,224
500,000 Entergy Louisiana LLC 1 .600 12/15/30 441,747
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 881,928
500,000 Entergy Louisiana LLC 4 .000 03/15/33 481,947
1,000,000 Entergy Louisiana LLC 5 .350 03/15/34 1,039,269
500,000 Entergy Louisiana LLC 5 .150 09/15/34 511,151
500,000 Entergy Louisiana LLC 3 .100 06/15/41 379,983
300,000 Entergy Louisiana LLC 4 .200 09/01/48 242,433
300,000 Entergy Louisiana LLC 4 .200 04/01/50 239,597
500,000 Entergy Louisiana LLC 4 .750 09/15/52 435,120
1,000,000 Entergy Louisiana LLC 5 .700 03/15/54 993,276
325,000 Entergy Louisiana LLC 5 .800 03/15/55 326,612
475,000 Entergy Mississippi LLC 3 .500 06/01/51 330,684
500,000 Entergy Mississippi LLC 5 .850 06/01/54 503,818
500,000 Entergy Mississippi LLC 5 .800 04/15/55 502,960
575,000 Entergy Texas, Inc 1 .750 03/15/31 507,057
1,000,000 Entergy Texas, Inc 5 .250 04/15/35 1,025,613
200,000 Entergy Texas, Inc 4 .500 03/30/39 185,579
700,000 Entergy Texas, Inc 3 .550 09/30/49 499,058
1,000,000 Entergy Texas, Inc 5 .800 09/01/53 997,848
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 568,313
1,500,000 Equitable Holdings, Inc 6 .700 03/28/55 1,564,131
125,000 Essential Utilities, Inc 3 .566 05/01/29 122,446
225,000 Essential Utilities, Inc 2 .704 04/15/30 211,267
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 905,096
1,000,000 Essential Utilities, Inc 5 .375 01/15/34 1,032,175
1,000,000 Essential Utilities, Inc 5 .250 08/15/35 1,020,049
200,000 Essential Utilities, Inc 4 .276 05/01/49 161,589
300,000 Essential Utilities, Inc 3 .351 04/15/50 206,236
500,000 Essential Utilities, Inc 5 .300 05/01/52 467,730
950,000 Evergy Kansas Central, Inc 5 .250 03/15/35 968,397
500,000 Evergy Kansas Central, Inc 4 .125 03/01/42 420,969
175,000 Evergy Kansas Central, Inc 4 .100 04/01/43 144,963
375,000 Evergy Kansas Central, Inc 3 .250 09/01/49 255,361

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 425,000 Evergy Kansas Central, Inc 3 .450% 04/15/50 $ 299,612
500,000 Evergy Kansas Central, Inc 5 .700 03/15/53 494,776
500,000 Evergy Metro, Inc 5 .400 04/01/34 520,142
1,500,000 Evergy Metro, Inc 5 .125 08/15/35 1,515,658
100,000 Evergy Metro, Inc 5 .300 10/01/41 98,168
650,000 Evergy Metro, Inc 4 .200 06/15/47 527,897
100,000 Evergy Metro, Inc 4 .200 03/15/48 81,726
300,000 Evergy Metro, Inc 4 .125 04/01/49 240,225
500,000 Evergy, Inc 6 .650 06/01/55 511,069
200,000 Eversource Energy 3 .300 01/15/28 196,437
1,000,000 Eversource Energy 5 .450 03/01/28 1,025,016
300,000 Eversource Energy 4 .250 04/01/29 299,204
100,000 Eversource Energy 1 .650 08/15/30 88,265
1,000,000 Eversource Energy 4 .450 12/15/30 994,400
1,000,000 Eversource Energy 2 .550 03/15/31 904,120
500,000 Eversource Energy 5 .850 04/15/31 527,413
1,000,000 Eversource Energy 3 .375 03/01/32 924,723
500,000 Eversource Energy 5 .500 01/01/34 513,894
500,000 Eversource Energy 5 .950 07/15/34 528,755
600,000 Eversource Energy 3 .450 01/15/50 425,584
500,000 Exelon Corp 5 .125 03/15/31 516,174
750,000 Exelon Corp 5 .300 03/15/33 778,755
1,000,000 Exelon Corp 5 .450 03/15/34 1,039,719
500,000 Exelon Corp 4 .950 06/15/35 498,196
975,000 Exelon Corp 4 .450 04/15/46 817,915
100,000 Exelon Corp 4 .700 04/15/50 85,584
500,000 Exelon Corp 4 .100 03/15/52 385,817
500,000 Exelon Corp 5 .600 03/15/53 484,581
500,000 Exelon Corp 5 .875 03/15/55 501,389
475,000 Exelon Corp 6 .500 03/15/55 494,258
2,000,000 FirstEnergy Transmission LLC 4 .550 01/15/30 2,015,478
1,000,000 (b) FirstEnergy Transmission LLC 4 .750 01/15/33 999,681
2,500,000 FirstEnergy Transmission LLC 5 .000 01/15/35 2,504,958
750,000 Florida Power & Light Co 4 .400 05/15/28 759,340
425,000 Florida Power & Light Co 4 .625 05/15/30 433,362
1,000,000 Florida Power & Light Co 2 .450 02/03/32 902,399
750,000 Florida Power & Light Co 5 .100 04/01/33 776,733
150,000 Florida Power & Light Co 4 .800 05/15/33 152,915
2,000,000 Florida Power & Light Co 5 .300 06/15/34 2,094,947
1,000,000 Florida Power & Light Co 4 .700 02/15/36 990,494
100,000 Florida Power & Light Co 4 .125 02/01/42 86,873
200,000 Florida Power & Light Co 4 .050 06/01/42 170,831
450,000 Florida Power & Light Co 3 .800 12/15/42 369,550
400,000 Florida Power & Light Co 4 .050 10/01/44 333,184
500,000 Florida Power & Light Co 3 .700 12/01/47 384,499
500,000 Florida Power & Light Co 4 .125 06/01/48 407,455
350,000 Florida Power & Light Co 3 .990 03/01/49 277,810
400,000 Florida Power & Light Co 3 .150 10/01/49 273,941
500,000 Florida Power & Light Co 2 .875 12/04/51 318,688
750,000 Florida Power & Light Co 5 .300 04/01/53 718,220
1,000,000 Florida Power & Light Co 5 .600 06/15/54 1,003,916
350,000 Florida Power & Light Co 5 .700 03/15/55 354,632
325,000 Florida Power & Light Co 5 .600 02/15/66 319,903
500,000 Georgia Power Co 4 .550 03/15/30 508,003
950,000 Georgia Power Co 4 .850 03/15/31 974,694
1,500,000 Georgia Power Co 4 .950 05/17/33 1,529,340
1,500,000 Georgia Power Co 5 .250 03/15/34 1,548,633
1,000,000 Georgia Power Co 5 .200 03/15/35 1,026,360
625,000 Georgia Power Co 4 .300 03/15/42 546,898
700,000 Georgia Power Co 4 .300 03/15/43 604,170
1,250,000 Georgia Power Co 3 .250 03/15/51 851,859
500,000 Georgia Power Co 5 .500 10/01/55 485,979

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Hewlett Packard Enterprise Co 4 .400% 10/15/30 $ 996,941
400,000 Iberdrola International BV 6 .750 07/15/36 455,236
425,000 Idaho Power Co 5 .500 03/15/53 413,273
1,000,000 Idaho Power Co 5 .800 04/01/54 1,014,702
225,000 Indiana Michigan Power Co 4 .550 03/15/46 194,603
100,000 Indiana Michigan Power Co 3 .750 07/01/47 76,571
300,000 Indiana Michigan Power Co 4 .250 08/15/48 242,517
675,000 Indiana Michigan Power Co 3 .250 05/01/51 447,909
500,000 Indiana Michigan Power Co 5 .625 04/01/53 494,739
1,000,000 Ingersoll Rand, Inc 5 .700 06/15/54 1,002,512
325,000 Interstate Power and Light Co 3 .600 04/01/29 318,385
125,000 Interstate Power and Light Co 2 .300 06/01/30 114,752
200,000 Interstate Power and Light Co 4 .950 09/30/34 199,112
475,000 Interstate Power and Light Co 5 .600 06/29/35 494,338
100,000 Interstate Power and Light Co 6 .250 07/15/39 106,794
100,000 Interstate Power and Light Co 3 .700 09/15/46 74,689
300,000 Interstate Power and Light Co 3 .500 09/30/49 213,871
500,000 Interstate Power and Light Co 5 .450 09/30/54 473,066
650,000 Interstate Power and Light Co 5 .600 10/01/55 629,923
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 97,744
500,000 IPALCO Enterprises, Inc 5 .750 04/01/34 509,462
900,000 ITC Holdings Corp 3 .350 11/15/27 890,163
750,000 Jersey Central Power & Light Co 5 .100 01/15/35 758,424
740,716 Johnsonville Aeroderivative Combustion Turbine Generation LLC 5 .078 10/01/54 711,458
300,000 Kentucky Utilities Co 4 .375 10/01/45 253,775
400,000 Kentucky Utilities Co 3 .300 06/01/50 275,360
275,000 Kentucky Utilities Co 5 .850 08/15/55 277,122
1,000,000 Louisville Gas and Electric Co 5 .450 04/15/33 1,045,396
300,000 Louisville Gas and Electric Co 4 .250 04/01/49 245,054
550,000 Louisville Gas and Electric Co 5 .850 08/15/55 554,008
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,485,480
425,000 MidAmerican Energy Co 5 .350 01/15/34 443,668
200,000 MidAmerican Energy Co 4 .800 09/15/43 181,867
200,000 MidAmerican Energy Co 4 .400 10/15/44 172,706
200,000 MidAmerican Energy Co 4 .250 05/01/46 167,028
500,000 MidAmerican Energy Co 3 .950 08/01/47 395,793
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 748,446
300,000 MidAmerican Energy Co 4 .250 07/15/49 245,706
300,000 MidAmerican Energy Co 3 .150 04/15/50 203,105
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 611,105
400,000 MidAmerican Energy Co 5 .850 09/15/54 411,482
250,000 MidAmerican Energy Co 5 .300 02/01/55 236,867
1,000,000 MidAmerican Energy Co 5 .500 11/15/56 978,439
500,000 Mississippi Power Co 3 .950 03/30/28 499,544
750,000 Mississippi Power Co 4 .250 03/15/42 642,795
1,000,000 Mississippi Power Co 3 .100 07/30/51 652,732
1,500,000 MPLX LP 4 .800 02/15/31 1,515,751
850,000 MPLX LP 6 .200 09/15/55 842,773
200,000 National Fuel Gas Co 3 .950 09/15/27 199,220
200,000 National Fuel Gas Co 4 .750 09/01/28 202,170
1,000,000 National Fuel Gas Co 5 .500 03/15/30 1,031,263
1,100,000 National Fuel Gas Co 2 .950 03/01/31 1,003,500
200,000 National Fuel Gas Co 5 .950 03/15/35 209,053
1,000,000 National Grid plc 5 .809 06/12/33 1,063,551
1,000,000 National Grid plc 5 .418 01/11/34 1,034,342
250,000 National Grid USA 5 .803 04/01/35 261,776
1,000,000 Nevada Power Co 3 .700 05/01/29 984,961
500,000 Nevada Power Co 2 .400 05/01/30 461,995
500,000 Nevada Power Co 3 .125 08/01/50 325,661
500,000 Nevada Power Co 5 .900 05/01/53 502,651
1,000,000 Nevada Power Co 6 .000 03/15/54 1,024,586
1,000,000 Nevada Power Co 6 .250 05/15/55 1,011,245

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 NextEra Energy Capital Holdings, Inc 4 .900% 02/28/28 $ 1,018,471
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,382,294
1,000,000 NextEra Energy Capital Holdings, Inc 4 .900 03/15/29 1,024,846
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 294,033
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 428,595
1,500,000 (a) NextEra Energy Capital Holdings, Inc 5 .000 02/28/30 1,545,922
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,740,536
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 890,543
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 460,921
1,500,000 NextEra Energy Capital Holdings, Inc 5 .050 02/28/33 1,535,173
1,625,000 NextEra Energy Capital Holdings, Inc 5 .250 03/15/34 1,666,578
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 633,752
1,000,000 NextEra Energy Capital Holdings, Inc 5 .250 02/28/53 930,960
1,500,000 NextEra Energy Capital Holdings, Inc 6 .750 06/15/54 1,601,378
1,500,000 NextEra Energy Capital Holdings, Inc 6 .700 09/01/54 1,558,431
1,000,000 NextEra Energy Capital Holdings, Inc 6 .375 08/15/55 1,032,247
1,000,000 NextEra Energy Capital Holdings, Inc 6 .500 08/15/55 1,053,550
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,716,594
1,000,000 NiSource, Inc 3 .490 05/15/27 993,517
1,500,000 NiSource, Inc 5 .250 03/30/28 1,537,833
200,000 NiSource, Inc 3 .600 05/01/30 194,310
500,000 NiSource, Inc 5 .400 06/30/33 518,509
1,000,000 NiSource, Inc 5 .350 04/01/34 1,030,880
1,000,000 NiSource, Inc 5 .350 07/15/35 1,022,394
77,000 NiSource, Inc 5 .950 06/15/41 79,546
700,000 NiSource, Inc 5 .250 02/15/43 670,341
450,000 NiSource, Inc 4 .800 02/15/44 404,870
815,000 NiSource, Inc 5 .650 02/01/45 809,349
350,000 NiSource, Inc 4 .375 05/15/47 290,075
500,000 NiSource, Inc 3 .950 03/30/48 389,958
200,000 NiSource, Inc 5 .000 06/15/52 176,926
750,000 NiSource, Inc 6 .950 11/30/54 780,602
750,000 NiSource, Inc 6 .375 03/31/55 776,755
750,000 NiSource, Inc 5 .850 04/01/55 747,636
500,000 NiSource, Inc 5 .750 07/15/56 503,238
300,000 Northern States Power Co 2 .250 04/01/31 272,330
425,000 Northern States Power Co 5 .350 11/01/39 430,380
325,000 Northern States Power Co 2 .900 03/01/50 213,044
467,000 Northern States Power Co 2 .600 06/01/51 285,210
500,000 Northern States Power Co 3 .200 04/01/52 341,955
400,000 Northern States Power Co 4 .500 06/01/52 339,765
500,000 Northern States Power Co 5 .100 05/15/53 463,473
1,000,000 Northern States Power Co 5 .400 03/15/54 969,414
500,000 Northern States Power Co 5 .650 06/15/54 503,340
500,000 Northern States Power Co 5 .650 05/15/55 501,679
1,000,000 Northwest Natural Holding Co 7 .000 09/15/55 1,040,300
200,000 NorthWestern Corp 4 .176 11/15/44 165,208
500,000 NSTAR Electric Co 4 .850 03/01/30 510,580
1,000,000 NSTAR Electric Co 1 .950 08/15/31 881,202
1,000,000 NSTAR Electric Co 5 .400 06/01/34 1,035,755
800,000 NSTAR Electric Co 5 .200 03/01/35 816,598
500,000 NSTAR Electric Co 3 .100 06/01/51 334,184
350,000 NSTAR Electric Co 4 .550 06/01/52 296,243
1,500,000 Nutrien Ltd 5 .250 03/12/32 1,545,648
500,000 Oglethorpe Power Corp 4 .500 04/01/47 417,945
500,000 Oglethorpe Power Corp 5 .050 10/01/48 448,213
750,000 Oglethorpe Power Corp 3 .750 08/01/50 537,509
500,000 Oglethorpe Power Corp 5 .250 09/01/50 451,105
500,000 Oglethorpe Power Corp 6 .200 12/01/53 512,722
1,000,000 Oglethorpe Power Corp 5 .800 06/01/54 977,039
550,000 Oglethorpe Power Corp 5 .900 02/01/55 543,507
750,000 Ohio Power Co 5 .650 06/01/34 782,064

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 Ohio Power Co 4 .150% 04/01/48 $ 394,820
1,500,000 Ohio Power Co 4 .000 06/01/49 1,152,478
500,000 Ohio Power Co 2 .900 10/01/51 308,153
100,000 Oklahoma Gas and Electric Co 3 .250 04/01/30 95,899
500,000 Oklahoma Gas and Electric Co 5 .400 01/15/33 523,267
200,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 161,508
200,000 Oklahoma Gas and Electric Co 3 .850 08/15/47 155,152
1,000,000 Oklahoma Gas and Electric Co 5 .600 04/01/53 979,451
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,568,446
425,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 415,866
500,000 Oncor Electric Delivery Co LLC 4 .550 09/15/32 499,593
1,000,000 Oncor Electric Delivery Co LLC 5 .650 11/15/33 1,062,190
1,000,000 (b) Oncor Electric Delivery Co LLC 5 .350 04/01/35 1,030,965
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 98,961
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 498,013
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 54,623
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 234,982
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 306,281
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 160,558
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 377,077
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 331,750
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 146,773
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 328,111
1,000,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 890,588
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 155,122
1,000,000 Oncor Electric Delivery Co LLC 5 .550 06/15/54 970,596
1,000,000 (b) Oncor Electric Delivery Co LLC 5 .800 04/01/55 1,005,747
100,000 ONE Gas, Inc 2 .000 05/15/30 91,470
500,000 ONE Gas, Inc 4 .250 09/01/32 492,406
100,000 ONE Gas, Inc 4 .658 02/01/44 88,784
500,000 ONE Gas, Inc 4 .500 11/01/48 425,609
1,000,000 ONEOK, Inc 5 .650 09/01/34 1,033,403
1,000,000 ONEOK, Inc 5 .400 10/15/35 1,010,385
1,000,000 ONEOK, Inc 5 .450 06/01/47 919,353
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 508,317
1,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 969,451
750,000 Pacific Gas and Electric Co 3 .000 06/15/28 727,230
500,000 Pacific Gas and Electric Co 6 .100 01/15/29 522,932
2,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 1,991,408
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,699,882
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,860,976
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 975,632
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 523,478
1,000,000 Pacific Gas and Electric Co 5 .050 10/15/32 1,005,578
500,000 Pacific Gas and Electric Co 6 .150 01/15/33 530,548
1,500,000 Pacific Gas and Electric Co 6 .400 06/15/33 1,617,594
1,000,000 Pacific Gas and Electric Co 6 .950 03/15/34 1,112,116
750,000 Pacific Gas and Electric Co 5 .800 05/15/34 778,926
750,000 Pacific Gas and Electric Co 5 .700 03/01/35 771,049
1,000,000 Pacific Gas and Electric Co 6 .000 08/15/35 1,049,297
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 653,549
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 756,952
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,249,676
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 1,014,279
1,800,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,213,742
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 871,899
400,000 Pacific Gas and Electric Co 6 .700 04/01/53 422,087
1,500,000 Pacific Gas and Electric Co 5 .900 10/01/54 1,437,608
1,000,000 Pacific Gas and Electric Co 6 .150 03/01/55 989,273
1,000,000 Pacific Gas and Electric Co 6 .100 10/15/55 981,388
500,000 PacifiCorp 3 .500 06/15/29 485,388
500,000 PacifiCorp 2 .700 09/15/30 459,268

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 PacifiCorp 5 .300% 02/15/31 $ 1,028,669
850,000 PacifiCorp 6 .000 01/15/39 864,202
300,000 PacifiCorp 4 .125 01/15/49 223,605
1,300,000 PacifiCorp 4 .150 02/15/50 963,964
250,000 PacifiCorp 3 .300 03/15/51 159,513
1,000,000 PacifiCorp 2 .900 06/15/52 585,630
750,000 PacifiCorp 5 .350 12/01/53 657,573
775,000 PacifiCorp 5 .500 05/15/54 692,589
1,000,000 PacifiCorp 5 .800 01/15/55 933,179
1,000,000 PECO Energy Co 4 .900 06/15/33 1,021,596
2,000,000 PECO Energy Co 4 .875 09/15/35 2,018,612
200,000 PECO Energy Co 4 .150 10/01/44 167,574
200,000 PECO Energy Co 3 .700 09/15/47 152,557
700,000 PECO Energy Co 3 .900 03/01/48 549,242
125,000 PECO Energy Co 3 .000 09/15/49 82,035
100,000 PECO Energy Co 2 .800 06/15/50 62,584
475,000 PECO Energy Co 3 .050 03/15/51 309,807
500,000 PECO Energy Co 4 .600 05/15/52 425,144
500,000 PECO Energy Co 4 .375 08/15/52 411,865
625,000 PECO Energy Co 5 .250 09/15/54 590,802
867,887 PG&E Recovery Funding LLC 4 .838 06/01/33 882,323
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 512,347
1,000,000 PG&E Recovery Funding LLC 5 .231 06/01/42 1,011,123
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 501,383
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 998,606
289,730 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 286,844
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 243,098
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 236,528
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 888,331
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 872,877
336,747 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 336,113
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 494,724
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 496,256
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 723,549
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 698,773
500,000 Piedmont Natural Gas Co, Inc 5 .400 06/15/33 519,539
1,000,000 Piedmont Natural Gas Co, Inc 5 .100 02/15/35 1,014,832
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 178,341
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,097,839
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 894,070
500,000 Pinnacle West Capital Corp 5 .150 05/15/30 515,206
500,000 Potomac Electric Power Co 5 .200 03/15/34 513,467
900,000 Potomac Electric Power Co 4 .150 03/15/43 760,799
250,000 Potomac Electric Power Co 5 .500 03/15/54 241,380
1,000,000 PPL Capital Funding, Inc 5 .250 09/01/34 1,024,098
1,500,000 PPL Electric Utilities Corp 5 .000 05/15/33 1,535,623
150,000 PPL Electric Utilities Corp 4 .850 02/15/34 151,586
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 167,162
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 230,538
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 405,618
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 164,643
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 348,749
1,000,000 PPL Electric Utilities Corp 5 .550 08/15/55 993,806
500,000 Public Service Co of Colorado 1 .900 01/15/31 444,949
300,000 Public Service Co of Colorado 1 .875 06/15/31 263,958
275,000 Public Service Co of Colorado 4 .100 06/01/32 269,390
1,500,000 Public Service Co of Colorado 5 .150 09/15/35 1,519,897
200,000 Public Service Co of Colorado 3 .800 06/15/47 152,831
100,000 Public Service Co of Colorado 4 .100 06/15/48 79,460
300,000 Public Service Co of Colorado 4 .050 09/15/49 234,230
400,000 Public Service Co of Colorado 3 .200 03/01/50 272,411
350,000 Public Service Co of Colorado 2 .700 01/15/51 210,702

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 1,000,000 Public Service Co of Colorado 5 .250% 04/01/53 $ 930,429
500,000 Public Service Co of Colorado 5 .750 05/15/54 500,403
2,000,000 Public Service Co of Colorado 5 .850 05/15/55 2,026,719
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 73,436
500,000 Public Service Co of New Hampshire 5 .150 01/15/53 462,585
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 443,582
1,000,000 Public Service Co of Oklahoma 5 .250 01/15/33 1,026,175
1,000,000 Public Service Co of Oklahoma 5 .200 01/15/35 1,010,813
1,000,000 Public Service Co of Oklahoma 5 .450 01/15/36 1,025,282
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 328,741
500,000 Public Service Electric and Gas Co 2 .450 01/15/30 470,166
1,000,000 Public Service Electric and Gas Co 1 .900 08/15/31 882,602
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 229,937
500,000 Public Service Electric and Gas Co 4 .650 03/15/33 502,846
1,000,000 Public Service Electric and Gas Co 5 .200 08/01/33 1,037,400
500,000 Public Service Electric and Gas Co 5 .200 03/01/34 515,033
450,000 Public Service Electric and Gas Co 5 .050 03/01/35 459,733
1,000,000 Public Service Electric and Gas Co 4 .900 08/15/35 1,007,051
200,000 Public Service Electric and Gas Co 3 .800 01/01/43 163,193
600,000 Public Service Electric and Gas Co 3 .800 03/01/46 473,173
200,000 Public Service Electric and Gas Co 3 .600 12/01/47 150,076
250,000 Public Service Electric and Gas Co 4 .050 05/01/48 201,466
500,000 Public Service Electric and Gas Co 3 .850 05/01/49 384,824
575,000 Public Service Electric and Gas Co 3 .200 08/01/49 393,922
500,000 Public Service Electric and Gas Co 3 .150 01/01/50 340,188
175,000 Public Service Electric and Gas Co 2 .700 05/01/50 108,578
425,000 Public Service Electric and Gas Co 2 .050 08/01/50 229,466
200,000 Public Service Electric and Gas Co 5 .125 03/15/53 186,850
500,000 Public Service Electric and Gas Co 5 .450 08/01/53 488,262
500,000 Public Service Electric and Gas Co 5 .450 03/01/54 488,601
500,000 Public Service Enterprise Group, Inc 4 .900 03/15/30 511,276
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 354,520
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 894,329
750,000 Public Service Enterprise Group, Inc 6 .125 10/15/33 807,039
1,000,000 Public Service Enterprise Group, Inc 5 .400 03/15/35 1,027,480
1,000,000 Puget Energy, Inc 4 .100 06/15/30 979,271
1,000,000 Puget Energy, Inc 5 .725 03/15/35 1,026,156
1,000,000 Puget Sound Energy, Inc 5 .330 06/15/34 1,029,116
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 261,046
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 166,591
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 186,858
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 475,694
1,000,000 Puget Sound Energy, Inc 5 .685 06/15/54 990,259
600,000 Puget Sound Energy, Inc 5 .598 09/15/55 584,487
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 563,671
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 446,209
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 228,676
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 241,150
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 593,470
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 428,537
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 725,664
1,000,000 San Diego Gas & Electric Co 5 .350 04/01/53 944,638
1,000,000 San Diego Gas & Electric Co 5 .550 04/15/54 971,938
1,525,000 Sempra 3 .250 06/15/27 1,506,142
1,000,000 Sempra 5 .500 08/01/33 1,044,276
825,000 Sempra 3 .800 02/01/38 708,973
125,000 Sempra 6 .000 10/15/39 130,131
850,000 Sempra 4 .000 02/01/48 648,682
1,380,000 Sempra 4 .125 04/01/52 1,351,954
1,000,000 Sempra 6 .400 10/01/54 1,017,130
1,000,000 Sempra 6 .875 10/01/54 1,028,782
300,000 Sempra 6 .550 04/01/55 305,801

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 Sempra 6 .625% 04/01/55 $ 504,468
450,000 Sempra 6 .375 04/01/56 459,372
500,000 Sierra Pacific Power Co 5 .900 03/15/54 498,353
1,000,000 Sierra Pacific Power Co 6 .200 12/15/55 991,052
750,000 Southern California Edison Co 3 .650 03/01/28 741,347
500,000 Southern California Edison Co 4 .200 03/01/29 496,925
600,000 Southern California Edison Co 2 .850 08/01/29 568,231
500,000 Southern California Edison Co 5 .250 03/15/30 512,794
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,345,150
1,000,000 Southern California Edison Co 5 .450 06/01/31 1,034,066
500,000 Southern California Edison Co 2 .750 02/01/32 444,886
750,000 Southern California Edison Co 5 .950 11/01/32 793,408
500,000 Southern California Edison Co 5 .450 03/01/35 506,936
185,000 Southern California Edison Co 6 .050 03/15/39 189,129
300,000 Southern California Edison Co 4 .500 09/01/40 262,342
825,000 Southern California Edison Co 4 .650 10/01/43 701,422
450,000 Southern California Edison Co 3 .600 02/01/45 323,814
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,271,302
1,500,000 Southern California Edison Co 2 .950 02/01/51 913,944
1,000,000 Southern California Edison Co 3 .650 06/01/51 682,308
500,000 Southern California Edison Co 3 .450 02/01/52 332,205
1,000,000 Southern California Edison Co 5 .700 03/01/53 928,063
500,000 Southern California Edison Co 5 .875 12/01/53 478,747
1,500,000 Southern California Edison Co 5 .750 04/15/54 1,406,304
750,000 Southern California Edison Co 5 .900 03/01/55 724,066
500,000 Southern California Edison Co 6 .200 09/15/55 502,353
1,000,000 Southern California Gas Co 2 .950 04/15/27 989,153
500,000 Southern California Gas Co 2 .550 02/01/30 471,230
1,000,000 Southern California Gas Co 5 .200 06/01/33 1,032,557
500,000 Southern California Gas Co 5 .050 09/01/34 508,010
500,000 Southern California Gas Co 5 .450 06/15/35 520,812
150,000 Southern California Gas Co 3 .750 09/15/42 120,038
500,000 Southern California Gas Co 4 .125 06/01/48 398,552
300,000 Southern California Gas Co 4 .300 01/15/49 245,012
500,000 Southern California Gas Co 3 .950 02/15/50 383,829
500,000 Southern California Gas Co 6 .350 11/15/52 540,440
1,000,000 Southern California Gas Co 5 .750 06/01/53 993,531
1,000,000 Southern California Gas Co 5 .600 04/01/54 978,741
500,000 Southern California Gas Co 6 .000 06/15/55 513,368
500,000 Southern Co 1 .750 03/15/28 476,153
2,500,000 Southern Co 3 .700 04/30/30 2,440,667
1,000,000 Southern Co 5 .200 06/15/33 1,027,428
1,250,000 Southern Co 5 .700 03/15/34 1,315,961
1,000,000 Southern Co 4 .850 03/15/35 987,703
400,000 Southern Co 4 .250 07/01/36 374,870
800,000 Southern Co 4 .400 07/01/46 674,893
1,000,000 Southern Co 6 .375 03/15/55 1,043,681
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 442,374
1,000,000 Southern Co Gas Capital Corp 5 .750 09/15/33 1,059,639
1,000,000 Southern Co Gas Capital Corp 4 .950 09/15/34 1,002,779
1,000,000 Southern Co Gas Capital Corp 5 .100 09/15/35 1,007,661
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 235,410
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 78,240
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 749,857
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 113,460
1,000,000 Southern Power Co 4 .250 10/01/30 997,327
1,000,000 Southern Power Co 4 .900 10/01/35 989,224
300,000 Southern Power Co 4 .950 12/15/46 267,546
500,000 Southwest Gas Corp 5 .800 12/01/27 515,487
500,000 Southwest Gas Corp 5 .450 03/23/28 512,605
150,000 Southwest Gas Corp 3 .700 04/01/28 148,640
100,000 Southwest Gas Corp 2 .200 06/15/30 90,872

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 Southwest Gas Corp 4 .050% 03/15/32 $ 482,328
100,000 Southwest Gas Corp 3 .800 09/29/46 75,719
500,000 Southwest Gas Corp 4 .150 06/01/49 392,937
250,000 Southwest Gas Corp 3 .180 08/15/51 170,633
675,000 Southwestern Electric Power Co 4 .100 09/15/28 674,527
500,000 Southwestern Electric Power Co 5 .300 04/01/33 513,724
750,000 Southwestern Electric Power Co 3 .850 02/01/48 558,370
500,000 Southwestern Public Service Co 5 .300 05/15/35 510,257
600,000 Southwestern Public Service Co 4 .500 08/15/41 534,476
300,000 Southwestern Public Service Co 3 .400 08/15/46 212,560
225,000 Southwestern Public Service Co 3 .700 08/15/47 168,827
200,000 Southwestern Public Service Co 4 .400 11/15/48 166,566
750,000 Southwestern Public Service Co 3 .750 06/15/49 553,861
650,000 Southwestern Public Service Co 3 .150 05/01/50 428,817
475,000 Southwestern Public Service Co 6 .000 06/01/54 485,270
500,000 Spire Missouri, Inc 4 .800 02/15/33 502,888
500,000 Spire Missouri, Inc 3 .300 06/01/51 337,516
500,000 Spire, Inc 6 .250 06/01/56 497,514
500,000 Spire, Inc 6 .450 06/01/56 498,068
1,000,000 System Energy Resources, Inc 5 .300 12/15/34 1,010,776
1,000,000 Tampa Electric Co 5 .150 03/01/35 1,014,039
100,000 Tampa Electric Co 4 .100 06/15/42 84,380
175,000 Tampa Electric Co 4 .350 05/15/44 149,571
200,000 Tampa Electric Co 4 .300 06/15/48 165,272
200,000 Tampa Electric Co 4 .450 06/15/49 167,022
575,000 Tampa Electric Co 3 .625 06/15/50 419,453
925,000 Tampa Electric Co 3 .450 03/15/51 654,448
475,000 (b) Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 478,231
1,000,000 (b) Transcontinental Gas Pipe Line Co LLC 5 .750 03/15/56 989,458
500,000 Tucson Electric Power Co 5 .200 09/15/34 511,015
200,000 Tucson Electric Power Co 4 .850 12/01/48 176,548
500,000 Tucson Electric Power Co 3 .250 05/01/51 333,518
500,000 Tucson Electric Power Co 5 .500 04/15/53 479,488
1,000,000 (a) Tucson Electric Power Co 5 .900 04/15/55 1,018,064
300,000 Union Electric Co 3 .500 03/15/29 294,766
500,000 Union Electric Co 2 .950 03/15/30 476,546
1,000,000 Union Electric Co 2 .150 03/15/32 877,301
1,000,000 Union Electric Co 5 .200 04/01/34 1,029,677
1,000,000 Union Electric Co 5 .250 04/15/35 1,029,876
100,000 Union Electric Co 8 .450 03/15/39 129,354
100,000 Union Electric Co 3 .900 09/15/42 82,113
100,000 Union Electric Co 3 .650 04/15/45 77,514
200,000 Union Electric Co 4 .000 04/01/48 158,690
675,000 Union Electric Co 2 .625 03/15/51 406,873
125,000 Union Electric Co 3 .900 04/01/52 95,546
325,000 Union Electric Co 5 .450 03/15/53 313,251
500,000 Union Electric Co 5 .250 01/15/54 466,757
825,000 Union Electric Co 5 .125 03/15/55 755,538
100,000 United Utilities plc 6 .875 08/15/28 106,482
1,000,000 Virginia Electric and Power Co 2 .875 07/15/29 958,692
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 888,920
1,000,000 Virginia Electric and Power Co 2 .400 03/30/32 888,977
750,000 Virginia Electric and Power Co 5 .000 04/01/33 768,017
1,000,000 Virginia Electric and Power Co 5 .300 08/15/33 1,038,117
500,000 Virginia Electric and Power Co 5 .000 01/15/34 505,974
500,000 Virginia Electric and Power Co 5 .050 08/15/34 506,249
500,000 Virginia Electric and Power Co 5 .150 03/15/35 508,731
250,000 Virginia Electric and Power Co 4 .650 08/15/43 223,830
400,000 Virginia Electric and Power Co 4 .450 02/15/44 345,713
200,000 Virginia Electric and Power Co 4 .200 05/15/45 165,725
1,100,000 Virginia Electric and Power Co 4 .000 11/15/46 874,621
700,000 Virginia Electric and Power Co 3 .800 09/15/47 535,720

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 500,000 Virginia Electric and Power Co 3 .300% 12/01/49 $ 344,338
500,000 Virginia Electric and Power Co 2 .450 12/15/50 287,271
500,000 Virginia Electric and Power Co 4 .625 05/15/52 420,950
750,000 Virginia Electric and Power Co 5 .450 04/01/53 714,609
1,000,000 Virginia Electric and Power Co 5 .700 08/15/53 984,749
1,000,000 Virginia Electric and Power Co 5 .350 01/15/54 937,505
200,000 Virginia Electric and Power Co 5 .550 08/15/54 193,868
500,000 Virginia Electric and Power Co 5 .650 03/15/55 489,546
800,000 Virginia Electric and Power Co 5 .600 09/15/55 776,994
235,679 Virginia Power Fuel Securitization LLC 5 .088 05/01/27 237,248
1,000,000 Virginia Power Fuel Securitization LLC 4 .877 05/01/31 1,022,715
200,000 Washington Gas Light Co 3 .796 09/15/46 154,934
700,000 Washington Gas Light Co 3 .650 09/15/49 508,554
500,000 WEC Energy Group, Inc 1 .375 10/15/27 477,913
172,000 WEC Energy Group, Inc 1 .800 10/15/30 152,979
350,000 WEC Energy Group, Inc 5 .625 05/15/56 352,204
425,000 Western Midstream Operating LP 5 .500 12/15/35 422,740
725,000 Williams Cos, Inc 5 .600 03/15/35 753,986
1,000,000 Wisconsin Electric Power Co 4 .150 10/15/30 998,684
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 585,459
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 213,977
1,000,000 Wisconsin Electric Power Co 4 .600 10/01/34 990,622
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 165,248
425,000 Wisconsin Electric Power Co 5 .050 10/01/54 390,962
500,000 Wisconsin Power and Light Co 3 .000 07/01/29 480,815
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 481,733
150,000 Wisconsin Power and Light Co 4 .950 04/01/33 151,892
500,000 Wisconsin Power and Light Co 5 .375 03/30/34 515,463
225,000 Wisconsin Power and Light Co 3 .650 04/01/50 163,356
600,000 Wisconsin Power and Light Co 5 .700 12/15/55 588,358
750,000 Wisconsin Public Service Corp 4 .550 12/01/29 763,521
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 179,391
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 208,355
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 346,932
500,000 Xcel Energy, Inc 1 .750 03/15/27 486,530
900,000 Xcel Energy, Inc 4 .000 06/15/28 900,037
500,000 Xcel Energy, Inc 2 .350 11/15/31 443,826
500,000 Xcel Energy, Inc 5 .450 08/15/33 516,104
500,000 Xcel Energy, Inc 5 .600 04/15/35 517,783
200,000 Xcel Energy, Inc 4 .800 09/15/41 183,705
500,000 Xcel Energy, Inc 3 .500 12/01/49 358,231
1,000,000 Zions Bancorp NA 4 .704 08/18/28 999,999
350,000 Zions Bancorp NA 6 .816 11/19/35 371,702
TOTAL UTILITIES 566,792,683
TOTAL CORPORATE BONDS
(Cost $6,026,038,197) 5,703,458,786
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 71.2%
AGENCY SECURITIES - 0.4%
4,200,000 Federal Farm Credit Banks Funding Corp 3 .750 08/16/27 4,213,436
5,000,000 Federal Farm Credit Banks Funding Corp 1 .650 07/23/35 3,891,993
5,000,000 Federal Home Loan Banks 3 .875 06/04/27 5,024,628
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 1,001,772
10,000,000 (a) Federal Home Loan Banks 4 .000 06/30/28 10,128,356
13,875,000 Federal Home Loan Banks 3 .250 11/16/28 13,795,268
3,000,000 Federal National Mortgage Association 0 .750 10/08/27 2,860,016
10,000,000 Federal National Mortgage Association 0 .875 08/05/30 8,822,863
5,000,000 Federal National Mortgage Association 6 .625 11/15/30 5,637,717
1,000,000 Federal National Mortgage Association 5 .625 07/15/37 1,101,836
1,000,000 Private Export Funding Corp 3 .900 10/15/27 1,001,584
1,425,000 (a) Tennessee Valley Authority 2 .875 02/01/27 1,413,893

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 1,000,000 (a) Tennessee Valley Authority 3 .875% 03/15/28 $ 1,007,067
5,000,000 Tennessee Valley Authority 3 .875 08/01/30 5,022,003
2,000,000 Tennessee Valley Authority 1 .500 09/15/31 1,756,269
1,500,000 Tennessee Valley Authority 4 .375 08/01/34 1,513,766
1,000,000 Tennessee Valley Authority 4 .875 05/15/35 1,034,626
500,000 Tennessee Valley Authority 5 .880 04/01/36 558,431
500,000 Tennessee Valley Authority 5 .500 06/15/38 542,210
4,300,000 Tennessee Valley Authority 3 .500 12/15/42 3,589,642
750,000 Tennessee Valley Authority 4 .250 09/15/52 637,524
1,000,000 Tennessee Valley Authority 5 .250 02/01/55 989,381
1,750,000 Tennessee Valley Authority 4 .625 09/15/60 1,556,341
300,000 Tennessee Valley Authority 4 .250 09/15/65 247,294
TOTAL AGENCY SECURITIES 77,347,916
FOREIGN GOVERNMENT BONDS - 2.6%
4,000,000 African Development Bank 3 .500 09/18/29 3,974,686
500,000 Asian Development Bank 2 .375 08/10/27 490,746
500,000 Asian Development Bank 2 .500 11/02/27 490,655
1,000,000 Asian Development Bank 2 .750 01/19/28 984,080
1,000,000 Asian Development Bank 3 .750 04/25/28 1,003,784
2,500,000 Asian Development Bank 1 .250 06/09/28 2,364,967
75,000 Asian Development Bank 5 .820 06/16/28 78,738
4,000,000 Asian Development Bank 4 .500 08/25/28 4,092,364
2,575,000 Asian Development Bank 3 .125 09/26/28 2,543,354
2,000,000 Asian Development Bank 1 .750 09/19/29 1,867,797
3,500,000 Asian Development Bank 1 .875 01/24/30 3,257,999
1,000,000 Asian Development Bank 0 .750 10/08/30 868,831
2,000,000 Asian Development Bank 1 .500 03/04/31 1,784,502
500,000 Asian Development Bank 3 .125 04/27/32 476,569
2,400,000 Asian Development Bank 3 .875 09/28/32 2,382,755
2,000,000 (a) Asian Development Bank 4 .000 01/12/33 1,996,635
1,000,000 Asian Development Bank 3 .875 06/14/33 988,428
2,000,000 Asian Development Bank 4 .125 01/12/34 2,001,280
1,000,000 Asian Infrastructure Investment Bank 4 .125 01/18/29 1,014,979
4,000,000 Asian Infrastructure Investment Bank 4 .250 03/13/34 4,033,090
3,620,000 Canada Government International Bond 3 .750 04/26/28 3,635,690
3,500,000 Canada Government International Bond 4 .625 04/30/29 3,608,559
3,600,000 Canada Government International Bond 4 .000 03/18/30 3,637,542
1,000,000 Chile Government International Bond 4 .850 01/22/29 1,021,150
3,500,000 Chile Government International Bond 2 .550 01/27/32 3,136,175
1,000,000 Chile Government International Bond 2 .550 07/27/33 865,900
2,600,000 Chile Government International Bond 3 .500 01/31/34 2,389,270
2,408,529 Chile Government International Bond 4 .950 01/05/36 2,428,159
2,000,000 Chile Government International Bond 5 .650 01/13/37 2,112,200
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,308,065
1,000,000 Chile Government International Bond 4 .340 03/07/42 888,400
2,613,000 Chile Government International Bond 3 .500 01/25/50 1,911,279
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,069,950
1,500,000 Chile Government International Bond 5 .330 01/05/54 1,446,450
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,546,250
750,000 Chile Government International Bond 3 .250 09/21/71 463,087
1,000,000 Corp Andina de Fomento 6 .000 04/26/27 1,027,217
1,000,000 Council Of Europe Development Bank 4 .625 06/11/27 1,013,946
1,500,000 Council Of Europe Development Bank 3 .625 01/26/28 1,500,138
3,430,000 European Bank for Reconstruction & Development 4 .125 01/25/29 3,477,773
2,000,000 European Bank for Reconstruction & Development 4 .250 03/13/34 2,013,139
4,000,000 European Investment Bank 4 .500 10/16/28 4,096,323
4,550,000 European Investment Bank 4 .000 02/15/29 4,601,161
4,500,000 European Investment Bank 4 .750 06/15/29 4,660,957
550,000 European Investment Bank 1 .625 10/09/29 510,762
1,000,000 European Investment Bank 0 .875 05/17/30 885,214
2,000,000 European Investment Bank 3 .625 07/15/30 1,988,797
2,000,000 European Investment Bank 0 .750 09/23/30 1,741,368

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,500,000 European Investment Bank 1 .250% 02/14/31 $ 2,204,882
3,000,000 European Investment Bank 4 .375 10/10/31 3,079,243
3,660,000 European Investment Bank 3 .750 02/14/33 3,599,216
6,870,000 European Investment Bank 4 .125 02/13/34 6,878,585
1,705,000 European Investment Bank 4 .875 02/15/36 1,789,723
1,000,000 Export Development Canada 3 .750 09/07/27 1,002,802
2,700,000 Export Development Canada 3 .875 02/14/28 2,715,467
3,000,000 Export Development Canada 4 .125 02/13/29 3,042,511
2,850,000 Export Development Canada 4 .000 06/20/30 2,876,708
2,500,000 Export Development Canada 4 .750 06/05/34 2,609,147
750,000 Export-Import Bank of Korea 1 .125 12/29/26 730,533
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,008,660
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 978,598
500,000 Export-Import Bank of Korea 2 .375 04/21/27 491,255
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 1,008,053
1,000,000 Export-Import Bank of Korea 4 .125 10/17/27 1,006,294
1,500,000 Export-Import Bank of Korea 5 .000 01/11/28 1,536,816
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,017,387
1,500,000 Export-Import Bank of Korea 5 .125 09/18/28 1,551,461
500,000 Export-Import Bank of Korea 4 .875 01/14/30 517,645
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 885,410
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 881,570
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 892,714
485,000 (a) Export-Import Bank of Korea 4 .500 09/15/32 492,726
1,500,000 Export-Import Bank of Korea 5 .125 01/11/33 1,574,172
1,500,000 Export-Import Bank of Korea 5 .125 09/18/33 1,579,193
1,000,000 Export-Import Bank of Korea 4 .625 01/11/34 1,015,591
500,000 Export-Import Bank of Korea 5 .250 01/14/35 533,697
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 732,301
100,000 Finland Government International Bond 6 .950 02/15/26 100,335
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,463,855
200,000 Hydro-Quebec 8 .500 12/01/29 230,497
750,000 Indonesia Government International Bond 3 .500 01/11/28 742,925
900,000 Indonesia Government International Bond 4 .750 02/11/29 914,306
1,000,000 Indonesia Government International Bond 4 .400 03/10/29 1,005,370
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,215,625
1,000,000 Indonesia Government International Bond 5 .250 01/15/30 1,036,318
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 944,708
675,000 Indonesia Government International Bond 3 .850 10/15/30 662,934
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,319,947
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,330,980
300,000 Indonesia Government International Bond 3 .550 03/31/32 284,142
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 1,006,461
1,275,000 Indonesia Government International Bond 4 .850 01/11/33 1,287,386
1,000,000 Indonesia Government International Bond 4 .700 02/10/34 998,749
1,000,000 Indonesia Government International Bond 4 .750 09/10/34 998,279
1,775,000 Indonesia Government International Bond 5 .600 01/15/35 1,875,185
875,000 Indonesia Government International Bond 4 .350 01/11/48 758,327
1,125,000 (a) Indonesia Government International Bond 5 .350 02/11/49 1,127,794
1,000,000 Indonesia Government International Bond 3 .700 10/30/49 760,141
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 733,486
1,250,000 Indonesia Government International Bond 4 .200 10/15/50 1,029,277
485,000 Indonesia Government International Bond 4 .300 03/31/52 403,595
500,000 (a) Indonesia Government International Bond 5 .450 09/20/52 497,423
1,500,000 (a) Indonesia Government International Bond 5 .650 01/11/53 1,521,367
1,000,000 Indonesia Government International Bond 5 .100 02/10/54 966,089
1,000,000 Indonesia Government International Bond 5 .150 09/10/54 971,596
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 641,117
500,000 Indonesia Government International Bond 4 .450 04/15/70 406,609
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,129,681
1,000,000 Inter-American Development Bank 4 .375 02/01/27 1,007,573
1,000,000 Inter-American Development Bank 2 .375 07/07/27 982,506

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,000,000 Inter-American Development Bank 0 .625% 09/16/27 $ 1,903,543
3,000,000 Inter-American Development Bank 4 .000 01/12/28 3,024,481
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,761,660
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,975,869
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,863,892
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,988,476
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,633,015
2,000,000 Inter-American Development Bank 4 .500 09/13/33 2,054,632
5,000,000 Inter-American Development Bank 4 .375 07/17/34 5,076,163
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,178,232
300,000 Inter-American Development Bank 4 .375 01/24/44 280,678
750,000 Inter-American Investment Corp 4 .750 09/19/28 770,108
2,000,000 International Bank for Reconstruction & Development 3 .500 07/12/28 1,995,671
5,000,000 International Bank for Reconstruction & Development 4 .625 08/01/28 5,126,703
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,864,470
6,000,000 International Bank for Reconstruction & Development 3 .875 02/14/30 6,034,442
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 4,425,291
5,992,000 International Bank for Reconstruction & Development 4 .000 07/25/30 6,049,252
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,616,063
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,408,420
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,411,418
3,000,000 International Bank for Reconstruction & Development 2 .500 03/29/32 2,760,445
1,000,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 1,043,791
834,000 (a) International Bank for Reconstruction & Development 4 .750 02/15/35 867,841
1,500,000 International Finance Corp 4 .500 07/13/28 1,532,847
5,000,000 International Finance Corp 0 .750 08/27/30 4,359,489
2,000,000 Israel Government International Bond 5 .375 02/19/30 2,068,638
600,000 Israel Government International Bond 2 .750 07/03/30 558,350
1,915,000 Israel Government International Bond 4 .500 01/17/33 1,877,087
1,500,000 Israel Government International Bond 5 .500 03/12/34 1,553,829
8,000,000 Israel Government International Bond 5 .625 02/19/35 8,348,528
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,321,857
200,000 Israel Government International Bond 4 .125 01/17/48 156,190
2,050,000 Israel Government International Bond 3 .375 01/15/50 1,374,815
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,317,509
2,000,000 Israel Government International Bond 5 .750 03/12/54 1,924,014
300,000 (a) Israel Government International Bond 4 .500 04/03/20 223,625
125,000 Japan Bank for International Cooperation 4 .625 07/22/27 126,696
2,140,000 Japan Bank for International Cooperation 3 .875 07/03/28 2,146,211
1,000,000 Japan Bank for International Cooperation 4 .625 07/19/28 1,021,738
1,000,000 Japan Bank for International Cooperation 4 .875 10/18/28 1,029,242
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 745,427
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,903,902
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 935,875
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,314,540
1,200,000 Japan Bank for International Cooperation 4 .375 01/24/31 1,221,228
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,699,153
1,000,000 Japan Bank for International Cooperation 4 .625 04/17/34 1,023,168
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 1,004,482
700,000 Japan International Cooperation Agency 3 .375 06/12/28 693,510
230,000 Japan International Cooperation Agency 4 .250 05/22/30 232,822
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,753,472
1,500,000 Japan International Cooperation Agency 1 .750 04/28/31 1,338,182
1,000,000 Korea Development Bank 2 .250 02/24/27 982,878
2,000,000 Korea Development Bank 4 .125 10/16/27 2,011,603
1,000,000 Korea Development Bank 4 .625 02/03/28 1,017,510
1,000,000 Korea Development Bank 5 .375 10/23/28 1,042,713
2,000,000 Korea Development Bank 4 .500 02/15/29 2,034,020
1,000,000 Korea Development Bank 4 .875 02/03/30 1,033,458
1,000,000 Korea Development Bank 3 .750 09/16/30 989,816
1,000,000 Korea Development Bank 1 .625 01/19/31 893,115
1,000,000 Korea Development Bank 5 .625 10/23/33 1,082,613

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,500,000 Korea International Bond 2 .750% 01/19/27 $ 1,486,122
2,500,000 Korea International Bond 4 .500 07/03/29 2,555,993
1,400,000 (a) Korea International Bond 4 .125 06/10/44 1,257,267
500,000 Korea International Bond 3 .875 09/20/48 418,262
5,500,000 Kreditanstalt fuer Wiederaufbau 3 .750 02/15/28 5,521,701
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,636,381
2,000,000 Kreditanstalt fuer Wiederaufbau 3 .875 06/15/28 2,015,275
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 936,049
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,507,919
5,165,000 Mexico Government International Bond 5 .850 07/02/32 5,306,573
3,000,000 Mexico Government International Bond 5 .375 03/22/33 2,973,000
7,635,000 Mexico Government International Bond 4 .875 05/19/33 7,329,600
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,729,000
1,000,000 Mexico Government International Bond 6 .350 02/09/35 1,048,000
2,500,000 Mexico Government International Bond 5 .625 09/22/35 2,465,000
5,150,000 Mexico Government International Bond 6 .000 05/07/36 5,216,950
2,000,000 Mexico Government International Bond 6 .875 05/13/37 2,134,000
14,493,000 Mexico Government International Bond 6 .625 01/29/38 15,123,446
1,000,000 Mexico Government International Bond 5 .000 04/27/51 803,500
14,196,000 Mexico Government International Bond 6 .338 05/04/53 13,521,690
2,575,000 Mexico Government International Bond 6 .400 05/07/54 2,473,288
1,750,000 Mexico Government International Bond 7 .375 05/13/55 1,884,750
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,807,108
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,765,500
950,000 Mexico Government International Bond 5 .750 10/12/10 796,575
3,000,000 Nordic Investment Bank 4 .250 02/28/29 3,052,981
2,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,867,000
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,962,600
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,357,345
1,000,000 Panama Government International Bond 7 .500 03/01/31 1,108,600
2,500,000 Panama Government International Bond 2 .252 09/29/32 2,065,250
2,500,000 Panama Government International Bond 3 .298 01/19/33 2,191,500
2,500,000 Panama Government International Bond 6 .400 02/14/35 2,636,500
692,000 Panama Government International Bond 6 .700 01/26/36 743,623
1,000,000 (a) Panama Government International Bond 6 .875 01/31/36 1,087,100
1,000,000 Panama Government International Bond 8 .000 03/01/38 1,167,600
750,000 Panama Government International Bond 4 .500 05/15/47 594,075
2,250,000 Panama Government International Bond 4 .500 04/16/50 1,734,975
1,450,000 Panama Government International Bond 4 .300 04/29/53 1,087,645
1,500,000 (a) Panama Government International Bond 6 .853 03/28/54 1,561,391
1,500,000 Panama Government International Bond 4 .500 04/01/56 1,123,800
1,000,000 Panama Government International Bond 7 .875 03/01/57 1,164,486
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,313,850
1,250,000 Panama Government International Bond 4 .500 01/19/63 930,877
990,000 Peruvian Government International Bond 3 .000 01/15/34 861,152
415,000 Peruvian Government International Bond 5 .375 02/08/35 423,923
8,845,000 Peruvian Government International Bond 5 .500 03/30/36 9,018,362
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,215,610
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 772,100
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,801,438
2,000,000 (a) Peruvian Government International Bond 3 .550 03/10/51 1,398,200
2,520,000 Peruvian Government International Bond 5 .875 08/08/54 2,493,666
2,000,000 Peruvian Government International Bond 6 .200 06/30/55 2,054,800
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 812,850
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 949,200
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 544,600
1,875,000 Philippine Government International Bond 3 .750 01/14/29 1,853,783
1,000,000 Philippine Government International Bond 4 .375 03/05/30 1,013,413
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,397,865
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,741,390
2,000,000 (a) Philippine Government International Bond 1 .950 01/06/32 1,741,000
1,000,000 Philippine Government International Bond 3 .556 09/29/32 944,652

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,000,000 Philippine Government International Bond 5 .609% 04/13/33 $ 1,062,488
1,500,000 Philippine Government International Bond 5 .000 07/17/33 1,539,238
1,500,000 Philippine Government International Bond 5 .250 05/14/34 1,563,694
1,500,000 Philippine Government International Bond 5 .500 02/04/35 1,587,907
1,000,000 Philippine Government International Bond 4 .750 03/05/35 1,003,758
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,607,665
300,000 Philippine Government International Bond 3 .700 03/01/41 250,687
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,131,145
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,052,889
1,500,000 Philippine Government International Bond 2 .650 12/10/45 991,881
325,000 Philippine Government International Bond 4 .200 03/29/47 272,092
1,000,000 Philippine Government International Bond 5 .950 10/13/47 1,054,650
1,000,000 Philippine Government International Bond 5 .500 01/17/48 1,001,722
1,500,000 Philippine Government International Bond 5 .600 05/14/49 1,519,707
1,000,000 Philippine Government International Bond 5 .175 09/05/49 955,944
1,500,000 Philippine Government International Bond 5 .900 02/04/50 1,569,448
925,000 Province of Alberta Canada 3 .300 03/15/28 916,913
1,000,000 Province of Alberta Canada 4 .500 06/26/29 1,024,183
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,786,551
1,000,000 Province of Alberta Canada 4 .500 01/24/34 1,010,759
1,500,000 Province of Alberta Canada 4 .300 11/02/35 1,478,467
1,000,000 Province of British Columbia Canada 4 .800 11/15/28 1,029,683
3,500,000 Province of British Columbia Canada 4 .900 04/24/29 3,624,856
1,000,000 Province of British Columbia Canada 3 .900 08/27/30 999,923
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,318,505
850,000 Province of British Columbia Canada 4 .200 07/06/33 843,728
3,000,000 Province of British Columbia Canada 4 .750 06/12/34 3,069,494
3,000,000 Province of British Columbia Canada 4 .800 06/11/35 3,060,802
1,000,000 Province of Manitoba Canada 1 .500 10/25/28 941,274
1,000,000 Province of Manitoba Canada 4 .300 07/27/33 995,335
1,000,000 Province of Manitoba Canada 4 .900 05/31/34 1,030,975
500,000 Province of New Brunswick Canada 3 .625 02/24/28 498,295
2,000,000 Province of Ontario Canada 2 .000 10/02/29 1,877,336
3,500,000 Province of Ontario Canada 4 .700 01/15/30 3,611,610
3,000,000 Province of Ontario Canada 3 .900 09/04/30 3,001,448
1,000,000 Province of Ontario Canada 1 .125 10/07/30 880,208
3,000,000 Province of Ontario Canada 1 .600 02/25/31 2,673,585
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,326,883
1,500,000 Province of Ontario Canada 2 .125 01/21/32 1,339,530
2,000,000 Province of Ontario Canada 5 .050 04/24/34 2,091,553
1,375,000 Province of Ontario Canada 4 .850 06/11/35 1,413,393
3,000,000 Province of Ontario Canada 4 .450 11/20/35 2,982,062
500,000 Province of Quebec Canada 2 .750 04/12/27 493,942
3,000,000 Province of Quebec Canada 3 .625 04/13/28 2,995,960
1,000,000 Province of Quebec Canada 4 .500 04/03/29 1,023,099
201,000 Province of Quebec Canada 7 .500 09/15/29 226,317
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,347,542
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,698,480
2,000,000 Province of Quebec Canada 4 .500 09/08/33 2,024,579
1,000,000 Province of Quebec Canada 4 .250 09/05/34 987,507
2,000,000 Province of Quebec Canada 4 .625 08/28/35 2,015,091
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 992,942
1,000,000 Province of Saskatchewan Canada 4 .650 01/28/30 1,028,035
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,442,310
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,687,805
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,530,968
3,750,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,752,658
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,543,566
1,500,000 Republic of Poland Government International Bond 4 .625 03/18/29 1,529,800
2,000,000 Republic of Poland Government International Bond 4 .875 02/12/30 2,060,809
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 911,732
2,000,000 Republic of Poland Government International Bond 4 .875 10/04/33 2,033,831

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,900,000 Republic of Poland Government International Bond 5 .125% 09/18/34 $ 2,970,079
4,000,000 Republic of Poland Government International Bond 5 .375 02/12/35 4,146,593
1,050,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,007,594
4,150,000 Republic of Poland Government International Bond 5 .500 03/18/54 3,968,780
1,000,000 State of Israel 2 .500 01/15/30 927,951
3,000,000 Svensk Exportkredit AB 3 .750 09/13/27 3,006,029
1,500,000 Svensk Exportkredit AB 4 .125 06/14/28 1,516,470
1,000,000 Svensk Exportkredit AB 4 .250 02/01/29 1,016,347
2,000,000 (a) Svensk Exportkredit AB 3 .750 07/29/30 1,993,771
1,000,000 Svensk Exportkredit AB 4 .875 10/04/30 1,044,652
398,175 Uruguay Government International Bond 4 .375 01/23/31 403,192
5,957,660 Uruguay Government International Bond 5 .750 10/28/34 6,347,887
2,801,913 Uruguay Government International Bond 5 .442 02/14/37 2,911,328
500,000 Uruguay Government International Bond 4 .125 11/20/45 437,525
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 1,945,645
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,208,569
TOTAL FOREIGN GOVERNMENT BONDS 586,950,613
MORTGAGE BACKED - 24.0%
47,816,816 Fannie Mae 2 .000 02/01/52 38,773,794
516 Fannie Mae Pool 3 .500 02/01/26 515
3,502 Fannie Mae Pool 3 .500 02/01/26 3,492
471 Fannie Mae Pool 4 .000 03/01/26 469
4,078 Fannie Mae Pool 4 .000 06/01/26 4,066
1,799 Fannie Mae Pool 3 .500 08/01/26 1,792
4,402 Fannie Mae Pool 3 .500 09/01/26 4,385
1,256 Fannie Mae Pool 4 .000 09/01/26 1,253
8,758 Fannie Mae Pool 3 .500 10/01/26 8,724
158 Fannie Mae Pool 6 .000 10/01/26 162
12,713 Fannie Mae Pool 3 .000 11/01/26 12,636
13,601 Fannie Mae Pool 3 .000 12/01/26 13,514
38,445 Fannie Mae Pool 3 .000 01/01/27 38,184
5,323 Fannie Mae Pool 4 .000 01/01/27 5,307
33,269 Fannie Mae Pool 3 .500 02/01/27 33,095
70,336 Fannie Mae Pool 3 .000 04/01/27 69,816
38,617 Fannie Mae Pool 3 .000 04/01/27 38,320
24,786 Fannie Mae Pool 3 .500 05/01/27 24,668
34,038 Fannie Mae Pool 2 .500 06/01/27 33,675
101,111 Fannie Mae Pool 3 .000 06/01/27 100,182
36,609 Fannie Mae Pool 2 .500 07/01/27 36,202
94,189 Fannie Mae Pool 2 .500 09/01/27 93,062
789 Fannie Mae Pool 5 .500 09/01/27 800
145,158 Fannie Mae Pool 2 .500 10/01/27 143,422
95,873 Fannie Mae Pool 3 .000 11/01/27 95,039
190 Fannie Mae Pool 5 .500 01/01/28 192
418,643 Fannie Mae Pool 2 .500 02/01/28 412,996
359,040 Fannie Mae Pool 2 .500 02/01/28 354,189
172 Fannie Mae Pool 5 .000 02/01/28 173
288,086 Fannie Mae Pool 2 .500 04/01/28 283,957
417,207 Fannie Mae Pool 2 .500 04/01/28 411,228
1,258 Fannie Mae Pool 5 .500 06/01/28 1,275
125,461 Fannie Mae Pool 2 .500 07/01/28 123,492
271,221 Fannie Mae Pool 2 .500 08/01/28 266,963
261,436 Fannie Mae Pool 3 .000 10/01/28 257,428
210 Fannie Mae Pool 5 .500 11/01/28 213
1 Fannie Mae Pool 7 .500 01/01/29 1
543,950 Fannie Mae Pool 3 .000 03/01/29 536,967
1,694 Fannie Mae Pool 4 .000 03/01/29 1,690
1,927,368 Fannie Mae Pool 3 .000 04/01/29 1,902,060
7,033 Fannie Mae Pool 4 .500 04/01/29 7,072
4,798 Fannie Mae Pool 4 .000 05/01/29 4,783
2,894 Fannie Mae Pool 4 .500 06/01/29 2,905
981 Fannie Mae Pool 4 .000 07/01/29 978

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 19,318 Fannie Mae Pool 4 .500% 08/01/29 $ 19,395
2,173,617 Fannie Mae Pool 3 .500 09/01/29 2,160,670
3,874 Fannie Mae Pool 4 .500 09/01/29 3,884
2,745 Fannie Mae Pool 4 .500 11/01/29 2,751
1,278 Fannie Mae Pool 4 .500 01/01/30 1,287
345,663 Fannie Mae Pool 2 .500 02/01/30 337,026
2,667 Fannie Mae Pool 4 .000 03/01/30 2,665
1,223 Fannie Mae Pool 4 .500 05/01/30 1,232
1,915 Fannie Mae Pool 4 .500 06/01/30 1,924
867,696 Fannie Mae Pool 3 .000 07/01/30 852,525
17,877 Fannie Mae Pool 4 .500 08/01/30 17,969
3,927 Fannie Mae Pool 4 .000 09/01/30 3,916
21,786 Fannie Mae Pool 4 .000 10/01/30 21,725
230,444 Fannie Mae Pool 4 .000 11/01/30 229,923
34,861 Fannie Mae Pool 4 .000 11/01/30 34,742
8,743 Fannie Mae Pool 4 .500 12/01/30 8,808
869,473 Fannie Mae Pool 3 .000 02/01/31 852,504
13,409 Fannie Mae Pool 3 .500 02/01/31 13,283
14,519 Fannie Mae Pool 4 .000 02/01/31 14,478
148 Fannie Mae Pool 7 .500 03/01/31 154
1,015,871 Fannie Mae Pool 2 .500 04/01/31 985,362
38,533 Fannie Mae Pool 3 .500 04/01/31 38,036
4,791 Fannie Mae Pool 4 .000 04/01/31 4,781
980,933 Fannie Mae Pool 3 .000 05/01/31 961,394
409 Fannie Mae Pool 6 .000 05/01/31 419
1,180,984 Fannie Mae Pool 2 .500 06/01/31 1,145,882
255,888 Fannie Mae Pool 4 .500 07/01/31 257,067
26,353 Fannie Mae Pool 4 .500 07/01/31 26,570
161,002 Fannie Mae Pool 4 .000 08/01/31 160,461
1,588,301 Fannie Mae Pool 2 .500 09/01/31 1,538,802
806,167 Fannie Mae Pool 3 .000 09/01/31 790,114
9,266 Fannie Mae Pool 4 .000 09/01/31 9,234
106 Fannie Mae Pool 6 .500 09/01/31 110
5,970 Fannie Mae Pool 6 .000 11/01/31 6,169
828 Fannie Mae Pool 6 .500 11/01/31 859
1,737,434 Fannie Mae Pool 2 .500 12/01/31 1,681,043
286,508 Fannie Mae Pool 3 .500 01/01/32 282,398
1,852 Fannie Mae Pool 6 .000 01/01/32 1,913
118,248 Fannie Mae Pool 3 .500 02/01/32 116,528
1,232 Fannie Mae Pool 6 .000 02/01/32 1,284
1,077,186 Fannie Mae Pool 3 .000 03/01/32 1,052,224
5,360 Fannie Mae Pool 6 .500 04/01/32 5,620
3,759,583 Fannie Mae Pool 3 .000 06/01/32 3,676,643
11,810 Fannie Mae Pool 6 .500 07/01/32 12,365
2,478 Fannie Mae Pool 6 .500 08/01/32 2,572
143,298 Fannie Mae Pool 3 .000 09/01/32 139,363
1,764 Fannie Mae Pool 7 .500 09/01/32 1,780
429,351 Fannie Mae Pool 3 .000 10/01/32 416,132
16,552 Fannie Mae Pool 5 .500 10/01/32 16,781
3,658 Fannie Mae Pool 6 .000 11/01/32 3,753
2,604,105 Fannie Mae Pool 3 .000 12/01/32 2,527,968
3,247 Fannie Mae Pool 5 .500 12/01/32 3,359
171 Fannie Mae Pool 5 .500 12/01/32 174
4,972 Fannie Mae Pool 6 .000 12/01/32 5,101
27,922 Fannie Mae Pool 5 .500 01/01/33 28,612
69,154 Fannie Mae Pool 6 .000 01/01/33 71,647
26,474 Fannie Mae Pool 5 .000 02/01/33 26,668
677 Fannie Mae Pool 5 .000 02/01/33 676
325,723 Fannie Mae Pool 3 .000 04/01/33 314,467
379,985 Fannie Mae Pool 3 .500 04/01/33 373,249
1,448 Fannie Mae Pool 6 .000 04/01/33 1,498
1,724,342 Fannie Mae Pool 3 .500 05/01/33 1,704,969

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 188,271 Fannie Mae Pool 5 .500% 05/01/33 $ 193,227
10,987 Fannie Mae Pool 5 .000 06/01/33 11,155
20,307 Fannie Mae Pool 5 .500 06/01/33 20,806
3,019 Fannie Mae Pool 4 .500 07/01/33 2,999
12,619 Fannie Mae Pool 5 .000 07/01/33 12,707
18,369 Fannie Mae Pool 4 .500 08/01/33 18,109
2,590 Fannie Mae Pool 4 .500 08/01/33 2,574
5,054 Fannie Mae Pool 5 .000 08/01/33 5,090
15,909 Fannie Mae Pool 5 .500 09/01/33 16,130
19,771 Fannie Mae Pool 5 .500 09/01/33 20,045
4,078 Fannie Mae Pool 6 .000 09/01/33 4,184
29,246 Fannie Mae Pool 4 .500 10/01/33 29,246
5,668 Fannie Mae Pool 5 .000 10/01/33 5,756
2,503 Fannie Mae Pool 5 .000 10/01/33 2,503
17,191 Fannie Mae Pool 5 .500 10/01/33 17,429
99,670 Fannie Mae Pool 5 .500 10/01/33 101,053
1,632 Fannie Mae Pool 4 .500 11/01/33 1,633
5,882 Fannie Mae Pool 5 .000 11/01/33 5,974
421,389 Fannie Mae Pool 5 .000 11/01/33 427,233
47,339 Fannie Mae Pool 5 .000 12/01/33 47,945
72,822 Fannie Mae Pool 5 .500 12/01/33 73,943
636,449 Fannie Mae Pool 3 .000 01/01/34 611,792
18,857 Fannie Mae Pool 5 .000 02/01/34 19,141
81,467 Fannie Mae Pool 6 .000 02/01/34 84,964
4,730 Fannie Mae Pool 5 .000 03/01/34 4,802
1,906 Fannie Mae Pool 5 .000 03/01/34 1,933
113,183 Fannie Mae Pool 5 .000 03/01/34 114,883
2,477 Fannie Mae Pool 5 .000 03/01/34 2,511
5,675 Fannie Mae Pool 5 .000 03/01/34 5,759
1,668 Fannie Mae Pool 5 .000 03/01/34 1,692
17,947 Fannie Mae Pool 5 .000 04/01/34 18,228
17,807 Fannie Mae Pool 5 .500 04/01/34 18,305
6,308 Fannie Mae Pool 4 .500 05/01/34 6,262
2,262 Fannie Mae Pool 4 .500 05/01/34 2,282
4,220 Fannie Mae Pool 5 .500 07/01/34 4,340
6,151 Fannie Mae Pool 5 .500 07/01/34 6,308
5,826 Fannie Mae Pool 7 .000 07/01/34 6,118
47,860 Fannie Mae Pool 5 .000 08/01/34 48,562
5,109 Fannie Mae Pool 5 .000 08/01/34 5,189
27,880 Fannie Mae Pool 6 .000 08/01/34 29,041
4,751 Fannie Mae Pool 6 .000 08/01/34 4,937
2,835,875 Fannie Mae Pool 3 .500 09/01/34 2,795,590
102,291 Fannie Mae Pool 5 .500 09/01/34 105,271
3,828,248 Fannie Mae Pool 2 .500 11/01/34 3,647,639
897 Fannie Mae Pool 5 .500 11/01/34 936
3,313,172 Fannie Mae Pool 2 .500 12/01/34 3,166,611
804,626 Fannie Mae Pool 3 .000 12/01/34 781,779
1,499 Fannie Mae Pool 5 .000 12/01/34 1,520
939 Fannie Mae Pool 5 .500 12/01/34 967
3,798 Fannie Mae Pool 6 .000 12/01/34 3,968
135,113 Fannie Mae Pool 4 .500 01/01/35 134,928
15,624 Fannie Mae Pool 5 .500 01/01/35 16,216
1,791,956 Fannie Mae Pool 3 .500 02/01/35 1,765,759
296,742 Fannie Mae Pool 5 .500 02/01/35 305,372
13,394 Fannie Mae Pool 5 .500 02/01/35 13,795
837,602 Fannie Mae Pool 2 .500 03/01/35 795,921
51,743 Fannie Mae Pool 5 .500 04/01/35 52,461
12,986 Fannie Mae Pool 6 .000 04/01/35 13,569
12,071 Fannie Mae Pool 6 .000 04/01/35 12,623
2,297,210 Fannie Mae Pool 2 .500 05/01/35 2,176,461
4,036,272 Fannie Mae Pool 3 .000 05/01/35 3,902,735
14,796 Fannie Mae Pool 6 .000 05/01/35 15,185

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,887 Fannie Mae Pool 5 .000% 06/01/35 $ 4,963
14,834 Fannie Mae Pool 5 .000 07/01/35 14,998
851 (e) Fannie Mae Pool, (LIBOR 12 M + 1.570%) 6 .320 07/01/35 871
1,743,023 Fannie Mae Pool 2 .500 08/01/35 1,655,130
1,372,327 Fannie Mae Pool 3 .000 08/01/35 1,316,264
30,027 Fannie Mae Pool 4 .500 08/01/35 30,285
28,517 Fannie Mae Pool 5 .000 08/01/35 29,252
23,680 Fannie Mae Pool 5 .000 08/01/35 24,310
1,055 Fannie Mae Pool 4 .500 09/01/35 1,064
1,204 Fannie Mae Pool 4 .500 09/01/35 1,203
3,894 Fannie Mae Pool 5 .500 09/01/35 4,004
4,881,442 Fannie Mae Pool 2 .500 10/01/35 4,635,238
14,987 Fannie Mae Pool 5 .000 10/01/35 15,370
38,310 Fannie Mae Pool 5 .500 10/01/35 38,842
11,838,195 Fannie Mae Pool 1 .500 11/01/35 10,783,363
10,715,408 Fannie Mae Pool 2 .000 11/01/35 9,936,292
5,322,884 Fannie Mae Pool 2 .500 11/01/35 5,042,950
34,163 Fannie Mae Pool 5 .500 11/01/35 35,718
4,344,679 Fannie Mae Pool 2 .000 12/01/35 4,032,599
12,594,256 Fannie Mae Pool 1 .500 01/01/36 11,468,241
1,773,636 Fannie Mae Pool 3 .500 01/01/36 1,728,158
108,719 Fannie Mae Pool 5 .000 02/01/36 111,658
10,920,143 Fannie Mae Pool 1 .500 03/01/36 9,913,197
10,847,074 Fannie Mae Pool 2 .000 03/01/36 10,047,590
44,956 Fannie Mae Pool 6 .000 03/01/36 47,545
9,222,308 Fannie Mae Pool 1 .500 04/01/36 8,371,806
6,030,501 Fannie Mae Pool 1 .000 05/01/36 5,305,655
1,234,466 Fannie Mae Pool 1 .500 05/01/36 1,118,788
11,008,789 Fannie Mae Pool 2 .000 05/01/36 10,197,274
566,518 Fannie Mae Pool 3 .500 05/01/36 551,141
614 Fannie Mae Pool 5 .000 05/01/36 631
75,457 Fannie Mae Pool 6 .000 06/01/36 79,573
11,204,024 Fannie Mae Pool 2 .000 07/01/36 10,377,930
3,353 Fannie Mae Pool 6 .000 07/01/36 3,491
3,014 (e) Fannie Mae Pool, (LIBOR 12 M + 1.632%) 6 .382 07/01/36 3,089
7,681 Fannie Mae Pool 6 .500 07/01/36 8,060
2,851,597 Fannie Mae Pool 1 .500 08/01/36 2,586,841
4,537,799 Fannie Mae Pool 3 .000 08/01/36 4,330,168
41,439 Fannie Mae Pool 5 .500 08/01/36 42,730
41,647 Fannie Mae Pool 6 .500 08/01/36 43,211
9,334,092 Fannie Mae Pool 1 .500 09/01/36 8,464,657
19,603,764 Fannie Mae Pool 2 .000 09/01/36 18,158,158
5,478,893 Fannie Mae Pool 2 .500 09/01/36 5,185,292
724,798 Fannie Mae Pool 3 .000 09/01/36 691,234
3,716 Fannie Mae Pool 5 .500 09/01/36 3,820
1,338 Fannie Mae Pool 6 .500 09/01/36 1,423
5,131 Fannie Mae Pool 6 .500 09/01/36 5,438
6,832 Fannie Mae Pool 6 .000 10/01/36 7,225
8,392,489 Fannie Mae Pool 1 .500 11/01/36 7,605,717
16,320,695 Fannie Mae Pool 2 .000 11/01/36 15,117,069
1,630,325 Fannie Mae Pool 3 .000 11/01/36 1,552,653
3,219 Fannie Mae Pool 6 .500 11/01/36 3,408
4,421,024 Fannie Mae Pool 2 .000 12/01/36 4,094,958
20,717 Fannie Mae Pool 6 .000 12/01/36 21,910
2,936,497 Fannie Mae Pool 1 .500 01/01/37 2,658,274
7,768,804 Fannie Mae Pool 2 .000 01/01/37 7,191,155
8,310 Fannie Mae Pool 5 .500 01/01/37 8,689
4,180 (e) Fannie Mae Pool, (LIBOR 12 M + 1.718%) 6 .581 01/01/37 4,313
3,349,144 Fannie Mae Pool 1 .500 02/01/37 3,031,810
4,930,032 Fannie Mae Pool 2 .000 02/01/37 4,566,406
60,529 Fannie Mae Pool 5 .500 02/01/37 63,287
4,027 Fannie Mae Pool 6 .000 02/01/37 4,259

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 300 (e) Fannie Mae Pool, (LIBOR 6 M + 1.460%) 6 .085% 02/01/37 $ 306
9,344 Fannie Mae Pool 7 .000 02/01/37 9,948
9,466,025 Fannie Mae Pool 1 .500 03/01/37 8,593,092
9,712,640 Fannie Mae Pool 2 .000 03/01/37 8,990,457
665 Fannie Mae Pool 5 .000 03/01/37 683
21,316 Fannie Mae Pool 6 .500 03/01/37 22,543
24,900 Fannie Mae Pool 6 .500 03/01/37 26,397
1,549 (e) Fannie Mae Pool, (LIBOR 12 M + 1.875%) 6 .750 03/01/37 1,602
17,110,079 Fannie Mae Pool 2 .000 04/01/37 15,837,859
1,913,042 Fannie Mae Pool 2 .500 04/01/37 1,810,055
10,256 Fannie Mae Pool 7 .000 04/01/37 10,876
8,833,927 Fannie Mae Pool 1 .500 05/01/37 7,995,892
28,916 Fannie Mae Pool 5 .000 05/01/37 29,735
4,827 Fannie Mae Pool 5 .500 06/01/37 5,047
4,786 (e) Fannie Mae Pool, (LIBOR 12 M + 1.782%) 6 .455 06/01/37 4,950
3,190,860 Fannie Mae Pool 2 .500 08/01/37 3,018,109
3,274,170 Fannie Mae Pool 3 .000 08/01/37 3,149,479
5,617 Fannie Mae Pool 5 .500 08/01/37 5,870
743 Fannie Mae Pool 6 .000 08/01/37 774
11,702 Fannie Mae Pool 5 .500 09/01/37 12,107
9,919 Fannie Mae Pool 6 .000 09/01/37 10,384
18,911 Fannie Mae Pool 6 .000 09/01/37 19,839
14,099 Fannie Mae Pool 6 .000 09/01/37 14,912
32,162 Fannie Mae Pool 6 .000 09/01/37 33,669
54,005 Fannie Mae Pool 6 .000 09/01/37 56,952
5,168 Fannie Mae Pool 6 .500 09/01/37 5,410
3,403 Fannie Mae Pool 6 .500 09/01/37 3,564
2,187 Fannie Mae Pool 6 .500 10/01/37 2,295
4,565,791 Fannie Mae Pool 3 .500 11/01/37 4,415,659
3,232,157 Fannie Mae Pool 4 .000 11/01/37 3,194,142
45,382 Fannie Mae Pool 5 .500 11/01/37 47,381
75,020 Fannie Mae Pool 6 .000 11/01/37 79,347
2,166 Fannie Mae Pool 7 .000 11/01/37 2,274
1,488,613 Fannie Mae Pool 3 .000 12/01/37 1,408,027
1,500,251 Fannie Mae Pool 4 .000 01/01/38 1,477,387
402 Fannie Mae Pool 6 .500 01/01/38 421
2,381,145 Fannie Mae Pool 4 .500 02/01/38 2,385,441
1,621,885 Fannie Mae Pool 5 .000 02/01/38 1,644,925
21,380 Fannie Mae Pool 5 .500 02/01/38 22,322
12,270 Fannie Mae Pool 6 .500 02/01/38 12,894
6,448 Fannie Mae Pool 7 .000 02/01/38 6,949
2,277 Fannie Mae Pool 5 .000 03/01/38 2,341
1,104 Fannie Mae Pool 5 .000 03/01/38 1,136
5,157 Fannie Mae Pool 5 .500 03/01/38 5,382
1,721 Fannie Mae Pool 6 .000 03/01/38 1,833
4,021 Fannie Mae Pool 6 .500 03/01/38 4,259
4,444 Fannie Mae Pool 6 .500 03/01/38 4,611
4,100 Fannie Mae Pool 6 .500 03/01/38 4,294
6,258 (e) Fannie Mae Pool, (LIBOR 12 M + 1.770%) 6 .770 03/01/38 6,467
50,268 Fannie Mae Pool 5 .500 04/01/38 52,376
90,042 Fannie Mae Pool 6 .000 04/01/38 95,201
231,824 Fannie Mae Pool 5 .000 05/01/38 237,948
67,243 Fannie Mae Pool 5 .000 05/01/38 69,149
165,649 Fannie Mae Pool 6 .000 06/01/38 175,458
266,620 Fannie Mae Pool 6 .500 06/01/38 283,583
60,786 Fannie Mae Pool 6 .000 07/01/38 64,292
254 (e) Fannie Mae Pool, (LIBOR 12 M + 1.603%) 6 .272 08/01/38 263
185,807 Fannie Mae Pool 6 .000 09/01/38 196,524
3,092 (e) Fannie Mae Pool, (LIBOR 12 M + 1.200%) 5 .950 10/01/38 3,163
511 Fannie Mae Pool 6 .000 10/01/38 533
2,024,990 Fannie Mae Pool 5 .000 11/01/38 2,052,918
2,086 Fannie Mae Pool 5 .500 11/01/38 2,165

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 2,863,606 Fannie Mae Pool 6 .000% 11/01/38 $ 2,973,520
1,024 Fannie Mae Pool 5 .000 12/01/38 1,053
181,953 Fannie Mae Pool 5 .500 12/01/38 190,234
8,338 Fannie Mae Pool 4 .500 01/01/39 8,410
15,546 Fannie Mae Pool 5 .000 01/01/39 15,879
671,942 Fannie Mae Pool 5 .000 01/01/39 688,004
21,765 Fannie Mae Pool 5 .500 01/01/39 22,617
95,065 Fannie Mae Pool 5 .500 01/01/39 99,311
10,070 Fannie Mae Pool 6 .000 01/01/39 10,605
915 Fannie Mae Pool 6 .000 01/01/39 959
32,242 Fannie Mae Pool 4 .500 02/01/39 32,521
116,126 Fannie Mae Pool 4 .500 02/01/39 117,130
44,666 Fannie Mae Pool 4 .500 02/01/39 45,052
2,295 Fannie Mae Pool 5 .500 02/01/39 2,391
95,809 Fannie Mae Pool 4 .000 04/01/39 94,619
3,976 Fannie Mae Pool 5 .500 04/01/39 4,122
177,382 Fannie Mae Pool 4 .500 05/01/39 178,915
34,554 Fannie Mae Pool 4 .500 05/01/39 34,852
98,476 Fannie Mae Pool 4 .500 06/01/39 99,001
34,340 Fannie Mae Pool 4 .500 06/01/39 34,637
76,960 Fannie Mae Pool 5 .500 06/01/39 80,467
2,980,702 Fannie Mae Pool 5 .500 06/01/39 3,056,455
18,886 Fannie Mae Pool 4 .500 07/01/39 19,020
21,057 Fannie Mae Pool 4 .500 07/01/39 21,239
2,167 Fannie Mae Pool 5 .000 07/01/39 2,228
2,935,955 Fannie Mae Pool 5 .500 07/01/39 3,010,575
1,225 (e) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 6 .460 07/01/39 1,271
347,904 Fannie Mae Pool 4 .000 08/01/39 343,192
60,809 Fannie Mae Pool 4 .000 08/01/39 59,985
5,557 Fannie Mae Pool 4 .500 08/01/39 5,605
233,005 Fannie Mae Pool 4 .500 08/01/39 235,019
68,356 Fannie Mae Pool 4 .500 08/01/39 68,947
257,070 Fannie Mae Pool 5 .000 08/01/39 264,356
1,921 Fannie Mae Pool 5 .000 08/01/39 1,978
4,302 (e) Fannie Mae Pool, (LIBOR 12 M + 1.650%) 6 .400 08/01/39 4,444
2,858 (e) Fannie Mae Pool, (LIBOR 12 M + 1.690%) 6 .440 08/01/39 2,954
131,053 Fannie Mae Pool 4 .000 09/01/39 129,278
15,771 Fannie Mae Pool 5 .000 09/01/39 16,218
2,634,715 Fannie Mae Pool 5 .000 09/01/39 2,668,929
69,805 Fannie Mae Pool 5 .500 09/01/39 72,733
36,807 Fannie Mae Pool 6 .000 09/01/39 38,930
4,179,309 Fannie Mae Pool 4 .500 10/01/39 4,183,661
130,401 Fannie Mae Pool 6 .500 10/01/39 138,702
2,434,269 Fannie Mae Pool 4 .500 11/01/39 2,435,680
5,993 Fannie Mae Pool 5 .000 11/01/39 6,163
155,463 Fannie Mae Pool 4 .000 12/01/39 153,029
13,603 Fannie Mae Pool 4 .500 12/01/39 13,707
34,454 Fannie Mae Pool 4 .500 12/01/39 34,736
531,515 Fannie Mae Pool 4 .500 12/01/39 535,948
11,828 Fannie Mae Pool 4 .500 01/01/40 11,928
13,085 Fannie Mae Pool 5 .000 01/01/40 13,456
7,004,611 Fannie Mae Pool 5 .000 01/01/40 7,095,599
5,371 (e) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .776 01/01/40 5,596
81,796 Fannie Mae Pool 6 .000 02/01/40 86,481
4,293,442 Fannie Mae Pool 2 .500 03/01/40 3,918,375
115,357 Fannie Mae Pool 4 .500 03/01/40 116,283
45,106 Fannie Mae Pool 4 .500 03/01/40 45,440
5,040 Fannie Mae Pool 5 .000 03/01/40 5,183
5,527,930 Fannie Mae Pool 2 .500 04/01/40 5,040,488
5,496,991 Fannie Mae Pool 3 .000 04/01/40 5,136,992
5,174 Fannie Mae Pool 4 .500 04/01/40 5,218
186,027 Fannie Mae Pool 5 .000 04/01/40 191,302

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,486,321 Fannie Mae Pool 5 .000% 04/01/40 $ 3,531,638
126,240 Fannie Mae Pool 5 .000 04/01/40 129,818
1,701,929 Fannie Mae Pool 6 .000 04/01/40 1,766,069
3,608 Fannie Mae Pool 4 .500 05/01/40 3,627
14,855 (e) Fannie Mae Pool, (LIBOR 12 M + 1.840%) 6 .631 05/01/40 15,485
3,485 (e) Fannie Mae Pool, (LIBOR 12 M + 1.790%) 6 .790 05/01/40 3,597
12,169 (e) Fannie Mae Pool, (LIBOR 12 M + 1.835%) 6 .835 05/01/40 12,612
4,969,162 Fannie Mae Pool 2 .500 06/01/40 4,525,454
11,312 Fannie Mae Pool 4 .500 07/01/40 11,400
10,349 Fannie Mae Pool 4 .500 07/01/40 10,425
16,566 Fannie Mae Pool 5 .000 07/01/40 17,036
2,343,977 Fannie Mae Pool 5 .500 07/01/40 2,403,589
102,682 Fannie Mae Pool 4 .500 08/01/40 103,491
145,680 Fannie Mae Pool 4 .500 08/01/40 146,805
100,948 Fannie Mae Pool 5 .000 08/01/40 103,811
219,865 Fannie Mae Pool 4 .500 09/01/40 221,496
97,066 Fannie Mae Pool 4 .500 09/01/40 97,647
237,404 Fannie Mae Pool 6 .000 09/01/40 251,083
34,026 Fannie Mae Pool 3 .500 10/01/40 32,811
157,932 Fannie Mae Pool 4 .000 10/01/40 154,923
345,464 Fannie Mae Pool 4 .000 10/01/40 338,151
271,322 Fannie Mae Pool 4 .500 10/01/40 273,209
308,476 Fannie Mae Pool 3 .500 11/01/40 297,655
311,045 Fannie Mae Pool 4 .000 11/01/40 304,558
361,019 Fannie Mae Pool 4 .000 11/01/40 354,140
201,399 Fannie Mae Pool 4 .000 11/01/40 197,219
39,500 Fannie Mae Pool 4 .500 11/01/40 39,753
106,659 Fannie Mae Pool 4 .000 12/01/40 104,446
891,973 Fannie Mae Pool 4 .500 12/01/40 898,039
21,772 (e) Fannie Mae Pool, (LIBOR 12 M + 1.823%) 6 .198 12/01/40 22,631
9,620 Fannie Mae Pool 3 .500 01/01/41 9,282
6,101,518 Fannie Mae Pool 1 .500 02/01/41 5,210,345
9,176,768 Fannie Mae Pool 2 .000 02/01/41 8,060,260
42,872 Fannie Mae Pool 3 .500 02/01/41 41,342
297,961 Fannie Mae Pool 4 .000 02/01/41 291,716
9,797 (e) Fannie Mae Pool, (LIBOR 12 M + 1.819%) 6 .772 02/01/41 10,193
303,338 Fannie Mae Pool 4 .000 03/01/41 296,980
13,089,312 Fannie Mae Pool 2 .000 04/01/41 11,546,203
224,638 Fannie Mae Pool 4 .500 04/01/41 226,073
159,059 Fannie Mae Pool 4 .500 05/01/41 160,042
69,543 Fannie Mae Pool 4 .500 05/01/41 69,944
136,464 Fannie Mae Pool 4 .500 06/01/41 137,308
5,808,399 Fannie Mae Pool 2 .000 07/01/41 5,073,829
192,609 Fannie Mae Pool 4 .500 07/01/41 193,702
19,700 (e) Fannie Mae Pool, (LIBOR 12 M + 1.794%) 6 .515 07/01/41 20,576
10,104,901 Fannie Mae Pool 2 .000 08/01/41 8,798,760
18,039,662 Fannie Mae Pool 1 .500 09/01/41 15,223,489
3,394,222 Fannie Mae Pool 2 .000 09/01/41 2,958,632
406,850 Fannie Mae Pool 4 .000 09/01/41 397,943
261,681 Fannie Mae Pool 4 .500 09/01/41 263,219
100,697 Fannie Mae Pool 5 .500 09/01/41 105,283
10,819,081 Fannie Mae Pool 1 .500 10/01/41 9,126,735
6,814,784 Fannie Mae Pool 2 .000 10/01/41 5,931,740
11,754 (e) Fannie Mae Pool, (LIBOR 12 M + 1.815%) 6 .328 10/01/41 12,189
10,455,658 Fannie Mae Pool 2 .000 11/01/41 8,971,331
168,622 Fannie Mae Pool 3 .500 11/01/41 162,236
147,050 Fannie Mae Pool 3 .500 11/01/41 141,420
6,714,099 Fannie Mae Pool 3 .500 12/01/41 6,447,359
1,051,526 Fannie Mae Pool 3 .500 12/01/41 1,011,706
181,536 Fannie Mae Pool 4 .000 12/01/41 177,543
42,855 (e) Fannie Mae Pool, (LIBOR 12 M + 1.750%) 6 .295 12/01/41 45,005
6,561,785 Fannie Mae Pool 2 .000 01/01/42 5,703,341

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,419,233 Fannie Mae Pool 2 .500% 01/01/42 $ 9,364,480
5,738,468 Fannie Mae Pool 2 .000 03/01/42 4,980,576
508,136 Fannie Mae Pool 3 .500 03/01/42 487,948
330,315 Fannie Mae Pool 4 .000 03/01/42 323,084
5,408,185 Fannie Mae Pool 3 .000 04/01/42 5,052,875
1,212,628 Fannie Mae Pool 3 .500 04/01/42 1,162,947
424,250 Fannie Mae Pool 3 .500 04/01/42 407,395
416,808 Fannie Mae Pool 4 .500 04/01/42 419,386
440,684 Fannie Mae Pool 5 .000 04/01/42 453,181
3,362,441 Fannie Mae Pool 2 .500 05/01/42 3,015,804
299,495 Fannie Mae Pool 4 .000 05/01/42 293,217
281,837 Fannie Mae Pool 5 .000 05/01/42 289,326
386,450 Fannie Mae Pool 3 .000 06/01/42 357,470
1,437,724 Fannie Mae Pool 3 .500 06/01/42 1,375,264
1,165,956 Fannie Mae Pool 4 .000 06/01/42 1,140,302
924,215 Fannie Mae Pool 4 .000 06/01/42 903,880
2,095,788 Fannie Mae Pool 3 .500 07/01/42 2,008,635
465,143 Fannie Mae Pool 4 .500 07/01/42 467,160
506,800 Fannie Mae Pool 3 .500 08/01/42 486,038
823,612 Fannie Mae Pool 3 .000 09/01/42 761,720
1,053,996 Fannie Mae Pool 3 .500 09/01/42 1,006,251
4,947,051 Fannie Mae Pool 4 .500 09/01/42 4,983,730
1,889,275 Fannie Mae Pool 3 .000 10/01/42 1,747,099
482,215 Fannie Mae Pool 3 .500 10/01/42 459,972
900,841 Fannie Mae Pool 2 .500 01/01/43 808,063
2,816,955 Fannie Mae Pool 3 .000 01/01/43 2,603,495
3,241,516 Fannie Mae Pool 3 .000 02/01/43 2,996,595
6,327,526 Fannie Mae Pool 3 .000 04/01/43 5,848,073
8,797,320 Fannie Mae Pool 3 .000 04/01/43 8,129,801
740,328 Fannie Mae Pool 3 .000 04/01/43 684,234
2,243,895 Fannie Mae Pool 3 .000 04/01/43 2,073,878
2,096,524 Fannie Mae Pool 3 .000 06/01/43 1,937,223
14,430 (e) Fannie Mae Pool, (LIBOR 12 M + 1.695%) 6 .320 06/01/43 14,953
1,960,409 Fannie Mae Pool 3 .000 07/01/43 1,810,835
4,859,136 Fannie Mae Pool 3 .500 07/01/43 4,630,980
1,428,199 Fannie Mae Pool 3 .500 07/01/43 1,361,435
21,720 (e) Fannie Mae Pool, (LIBOR 12 M + 1.550%) 6 .175 07/01/43 22,443
1,761,406 Fannie Mae Pool 3 .000 08/01/43 1,627,392
930,619 Fannie Mae Pool 4 .000 08/01/43 909,276
1,523,930 Fannie Mae Pool 3 .000 09/01/43 1,407,823
1,602,886 Fannie Mae Pool 3 .500 09/01/43 1,527,451
1,566,276 Fannie Mae Pool 3 .500 10/01/43 1,492,892
141,757 Fannie Mae Pool 4 .500 10/01/43 142,080
418,017 Fannie Mae Pool 4 .000 11/01/43 406,747
845,432 Fannie Mae Pool 4 .000 11/01/43 825,778
259,226 Fannie Mae Pool 4 .500 12/01/43 260,031
945,195 Fannie Mae Pool 4 .500 12/01/43 945,013
1,039,508 Fannie Mae Pool 4 .000 01/01/44 1,012,128
13,312,473 Fannie Mae Pool 4 .000 03/01/44 13,005,768
638,249 Fannie Mae Pool 4 .000 05/01/44 619,464
658,935 Fannie Mae Pool 4 .000 07/01/44 639,542
607,880 Fannie Mae Pool 4 .000 07/01/44 590,364
436,405 Fannie Mae Pool 3 .500 09/01/44 414,818
583,173 Fannie Mae Pool 4 .000 09/01/44 565,106
1,455,838 Fannie Mae Pool 3 .500 10/01/44 1,385,030
3,614,432 Fannie Mae Pool 5 .000 11/01/44 3,716,842
585,156 Fannie Mae Pool 4 .000 12/01/44 566,967
1,554,663 Fannie Mae Pool 3 .000 01/01/45 1,434,278
5,087,748 Fannie Mae Pool 3 .000 01/01/45 4,701,783
5,817,050 Fannie Mae Pool 3 .500 01/01/45 5,543,855
2,394,598 Fannie Mae Pool 3 .500 02/01/45 2,274,661
1,600,371 Fannie Mae Pool 3 .000 04/01/45 1,464,018

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,979,296 Fannie Mae Pool 3 .500% 05/01/45 $ 1,879,960
2,379,809 Fannie Mae Pool 3 .500 07/01/45 2,260,132
2,418,434 Fannie Mae Pool 4 .000 07/01/45 2,340,014
7,947,401 Fannie Mae Pool 3 .500 09/01/45 7,582,624
3,689,124 Fannie Mae Pool 3 .000 11/01/45 3,374,934
1,529,493 Fannie Mae Pool 3 .500 11/01/45 1,451,141
4,866,743 Fannie Mae Pool 4 .000 11/01/45 4,708,926
1,239,496 Fannie Mae Pool 3 .500 12/01/45 1,174,079
4,165,376 Fannie Mae Pool 3 .500 12/01/45 3,953,289
2,134,514 Fannie Mae Pool 3 .500 12/01/45 2,023,849
5,995,063 Fannie Mae Pool 3 .500 01/01/46 5,680,521
1,179,044 Fannie Mae Pool 3 .500 02/01/46 1,117,194
3,278,719 Fannie Mae Pool 3 .500 04/01/46 3,107,823
1,851,558 Fannie Mae Pool 4 .500 05/01/46 1,848,151
1,681,768 Fannie Mae Pool 3 .000 06/01/46 1,528,844
2,580,576 Fannie Mae Pool 3 .500 07/01/46 2,439,599
4,301,158 Fannie Mae Pool 3 .500 08/01/46 4,103,737
2,627,496 Fannie Mae Pool 4 .000 08/01/46 2,540,388
2,641,057 Fannie Mae Pool 3 .000 09/01/46 2,398,038
3,268,052 Fannie Mae Pool 3 .000 10/01/46 2,963,920
11,871,797 Fannie Mae Pool 3 .000 11/01/46 10,773,290
1,447,033 Fannie Mae Pool 3 .500 12/01/46 1,366,393
20,143,762 Fannie Mae Pool 3 .000 01/01/47 18,190,893
2,567,503 Fannie Mae Pool 3 .000 02/01/47 2,317,907
1,645,654 Fannie Mae Pool 4 .000 02/01/47 1,591,088
3,635,584 Fannie Mae Pool 3 .000 03/01/47 3,296,328
2,133,153 Fannie Mae Pool 3 .500 03/01/47 2,011,432
482,962 Fannie Mae Pool 4 .000 03/01/47 466,948
384,429 Fannie Mae Pool 4 .500 03/01/47 380,696
3,156,510 Fannie Mae Pool 3 .000 04/01/47 2,887,730
4,999,978 Fannie Mae Pool 3 .000 04/01/47 4,520,526
2,871,717 Fannie Mae Pool 3 .500 04/01/47 2,710,411
1,440,167 Fannie Mae Pool 3 .500 05/01/47 1,359,273
2,815,337 Fannie Mae Pool 3 .500 07/01/47 2,685,461
10,846,822 Fannie Mae Pool 4 .000 07/01/47 10,393,236
2,597,360 Fannie Mae Pool 3 .500 10/01/47 2,440,063
14,570,965 Fannie Mae Pool 3 .500 11/01/47 13,666,576
1,115,962 Fannie Mae Pool 4 .500 11/01/47 1,104,305
1,464,351 Fannie Mae Pool 3 .500 01/01/48 1,376,422
5,206,772 Fannie Mae Pool 4 .000 01/01/48 5,032,227
836,133 Fannie Mae Pool 3 .000 02/01/48 754,234
1,196,420 Fannie Mae Pool 3 .500 02/01/48 1,123,917
8,289,115 Fannie Mae Pool 3 .500 04/01/48 7,766,909
1,654,468 Fannie Mae Pool 4 .000 04/01/48 1,598,835
142,699 Fannie Mae Pool 4 .500 04/01/48 141,701
2,528,819 Fannie Mae Pool 3 .500 06/01/48 2,369,948
4,248,886 Fannie Mae Pool 4 .000 07/01/48 4,105,563
2,745,114 Fannie Mae Pool 4 .500 07/01/48 2,726,486
1,552,035 Fannie Mae Pool 4 .000 08/01/48 1,498,217
1,147,768 Fannie Mae Pool 4 .000 10/01/48 1,108,457
1,515,572 Fannie Mae Pool 4 .500 10/01/48 1,503,725
13,466,747 Fannie Mae Pool 3 .000 11/01/48 12,192,362
3,197,284 Fannie Mae Pool 4 .000 11/01/48 3,087,282
1,051,171 Fannie Mae Pool 4 .500 11/01/48 1,042,954
1,166,694 Fannie Mae Pool 4 .000 12/01/48 1,124,026
951,439 Fannie Mae Pool 4 .500 01/01/49 943,609
2,545,797 Fannie Mae Pool 4 .500 02/01/49 2,508,691
3,419,147 Fannie Mae Pool 4 .000 04/01/49 3,298,379
2,954,672 Fannie Mae Pool 5 .000 04/01/49 3,011,021
3,791,505 Fannie Mae Pool 3 .500 07/01/49 3,544,093
14,083,448 Fannie Mae Pool 3 .500 08/01/49 13,211,912
2,183,142 Fannie Mae Pool 4 .000 08/01/49 2,103,327

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,514,744 Fannie Mae Pool 3 .000% 09/01/49 $ 7,638,867
4,654,309 Fannie Mae Pool 3 .000 12/01/49 4,166,865
10,444,493 Fannie Mae Pool 3 .000 12/01/49 9,480,037
9,351,460 Fannie Mae Pool 3 .000 12/01/49 8,377,921
11,705,945 Fannie Mae Pool 2 .500 01/01/50 10,017,157
18,116,491 Fannie Mae Pool 3 .000 02/01/50 16,327,028
8,491,487 Fannie Mae Pool 3 .500 02/01/50 7,907,417
11,911,131 Fannie Mae Pool 3 .000 03/01/50 10,636,494
10,920,324 Fannie Mae Pool 2 .500 04/01/50 9,318,951
5,759,346 Fannie Mae Pool 3 .000 05/01/50 5,150,755
9,385,379 Fannie Mae Pool 3 .000 06/01/50 8,393,632
6,740,571 Fannie Mae Pool 4 .000 06/01/50 6,475,330
15,700,791 Fannie Mae Pool 2 .500 07/01/50 13,430,515
3,984,867 Fannie Mae Pool 3 .000 08/01/50 3,560,074
8,467,979 Fannie Mae Pool 4 .000 08/01/50 8,120,290
30,530,097 Fannie Mae Pool 2 .500 09/01/50 26,090,536
147,331,059 Fannie Mae Pool 2 .500 10/01/50 125,860,764
17,603,225 Fannie Mae Pool 1 .500 11/01/50 13,582,474
76,561,166 Fannie Mae Pool 2 .000 11/01/50 62,465,369
12,171,478 Fannie Mae Pool 2 .500 11/01/50 10,397,728
40,831,796 Fannie Mae Pool 1 .500 12/01/50 31,538,734
66,201,122 Fannie Mae Pool 2 .000 12/01/50 54,046,967
7,890,726 Fannie Mae Pool 2 .500 12/01/50 6,740,808
68,536,162 Fannie Mae Pool 2 .000 01/01/51 55,924,730
7,310,099 Fannie Mae Pool 1 .500 02/01/51 5,642,187
6,556,865 Fannie Mae Pool 2 .000 02/01/51 5,346,229
22,249,894 Fannie Mae Pool 2 .500 02/01/51 18,993,137
20,709,092 Fannie Mae Pool 1 .500 03/01/51 16,030,112
54,507,884 Fannie Mae Pool 2 .000 03/01/51 44,421,068
19,140,565 Fannie Mae Pool 1 .500 04/01/51 14,814,989
38,746,651 Fannie Mae Pool 2 .000 04/01/51 31,564,474
28,193,236 Fannie Mae Pool 2 .500 04/01/51 24,053,546
45,117,192 Fannie Mae Pool 2 .000 05/01/51 36,726,001
2,732,071 Fannie Mae Pool 3 .500 05/01/51 2,531,994
9,303,861 Fannie Mae Pool 1 .500 06/01/51 7,199,786
70,008,419 Fannie Mae Pool 2 .000 06/01/51 56,965,704
22,902,838 Fannie Mae Pool 2 .500 06/01/51 19,529,089
44,647,347 Fannie Mae Pool 2 .000 07/01/51 36,315,376
130,206,353 Fannie Mae Pool 2 .000 08/01/51 105,866,806
81,002,535 Fannie Mae Pool 2 .500 08/01/51 69,032,094
61,589,414 Fannie Mae Pool 2 .000 09/01/51 50,057,341
35,146,727 Fannie Mae Pool 2 .500 09/01/51 29,947,301
10,653,920 Fannie Mae Pool 2 .500 10/01/51 9,076,177
3,658,992 Fannie Mae Pool 1 .500 11/01/51 2,828,877
69,235,180 Fannie Mae Pool 2 .000 11/01/51 56,206,856
41,727,865 Fannie Mae Pool 2 .500 11/01/51 35,597,915
52,312,308 Fannie Mae Pool 2 .000 12/01/51 42,452,054
32,121,739 Fannie Mae Pool 2 .500 12/01/51 27,349,786
38,985,120 Fannie Mae Pool 2 .000 01/01/52 31,624,626
35,365,000 Fannie Mae Pool 2 .500 01/01/52 30,162,195
2,641,747 Fannie Mae Pool 3 .000 01/01/52 2,339,217
43,823,033 Fannie Mae Pool 2 .000 03/01/52 35,528,361
19,547,195 Fannie Mae Pool 2 .500 03/01/52 16,570,261
2,665,638 Fannie Mae Pool 3 .500 03/01/52 2,473,478
12,373,495 Fannie Mae Pool 2 .000 04/01/52 10,031,503
7,655,928 Fannie Mae Pool 2 .500 04/01/52 6,508,988
9,010,494 Fannie Mae Pool 3 .000 04/01/52 7,992,091
7,349,700 Fannie Mae Pool 3 .500 04/01/52 6,811,461
40,986,553 Fannie Mae Pool 2 .500 05/01/52 34,846,372
16,586,067 Fannie Mae Pool 3 .000 05/01/52 14,699,462
6,151,488 Fannie Mae Pool 3 .500 05/01/52 5,700,997
3,587,917 Fannie Mae Pool 4 .000 05/01/52 3,419,864

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 8,220,761 Fannie Mae Pool 2 .500% 06/01/52 $ 6,991,866
5,029,078 Fannie Mae Pool 3 .000 06/01/52 4,456,410
6,718,080 Fannie Mae Pool 3 .500 06/01/52 6,226,096
11,593,453 Fannie Mae Pool 4 .000 06/01/52 11,064,271
6,727,665 Fannie Mae Pool 4 .500 06/01/52 6,595,244
4,279,877 Fannie Mae Pool 3 .000 07/01/52 3,797,166
4,699,755 Fannie Mae Pool 3 .500 07/01/52 4,355,578
7,899,814 Fannie Mae Pool 4 .000 07/01/52 7,539,220
7,686,298 Fannie Mae Pool 4 .500 07/01/52 7,535,006
18,079,858 Fannie Mae Pool 5 .000 07/01/52 18,107,680
11,404,705 Fannie Mae Pool 2 .500 08/01/52 9,689,440
4,315,832 Fannie Mae Pool 3 .000 08/01/52 3,823,825
7,315,220 Fannie Mae Pool 3 .500 08/01/52 6,779,505
22,735,185 Fannie Mae Pool 4 .000 08/01/52 21,589,452
19,284,928 Fannie Mae Pool 4 .500 08/01/52 18,905,332
3,575,307 Fannie Mae Pool 5 .000 08/01/52 3,580,809
4,245,537 Fannie Mae Pool 4 .000 09/01/52 4,044,841
24,246,302 Fannie Mae Pool 4 .500 09/01/52 23,766,542
14,035,484 Fannie Mae Pool 5 .000 09/01/52 14,057,083
3,919,453 Fannie Mae Pool 3 .000 10/01/52 3,475,312
7,248,342 Fannie Mae Pool 4 .000 10/01/52 6,906,823
15,890,933 Fannie Mae Pool 4 .500 10/01/52 15,586,338
11,548,306 Fannie Mae Pool 5 .000 10/01/52 11,583,940
11,551,884 Fannie Mae Pool 5 .500 10/01/52 11,761,573
3,842,621 Fannie Mae Pool 3 .000 11/01/52 3,402,367
5,890,570 Fannie Mae Pool 4 .000 11/01/52 5,619,866
11,805,581 Fannie Mae Pool 4 .500 11/01/52 11,568,337
14,356,406 Fannie Mae Pool 5 .000 11/01/52 14,377,016
7,341,840 Fannie Mae Pool 5 .500 11/01/52 7,493,759
6,592,040 Fannie Mae Pool 6 .000 11/01/52 6,798,954
10,039,839 Fannie Mae Pool 4 .000 12/01/52 9,534,939
11,862,356 Fannie Mae Pool 5 .500 12/01/52 12,089,860
11,899,938 Fannie Mae Pool 5 .500 01/01/53 12,114,731
14,613,411 Fannie Mae Pool 6 .000 01/01/53 15,029,647
3,442,561 Fannie Mae Pool 6 .500 01/01/53 3,576,232
12,783,143 Fannie Mae Pool 5 .000 02/01/53 12,800,183
10,514,227 Fannie Mae Pool 5 .500 02/01/53 10,670,364
6,498,435 Fannie Mae Pool 6 .000 02/01/53 6,686,428
413,721 Fannie Mae Pool 7 .000 02/01/53 435,385
1,849,876 Fannie Mae Pool 3 .500 03/01/53 1,714,404
1,842,934 Fannie Mae Pool 4 .000 03/01/53 1,754,397
2,596,244 Fannie Mae Pool 4 .500 03/01/53 2,543,526
2,492,305 Fannie Mae Pool 5 .000 03/01/53 2,495,016
4,888,062 Fannie Mae Pool 6 .000 03/01/53 5,037,709
2,053,583 Fannie Mae Pool 6 .500 03/01/53 2,137,791
1,927,904 Fannie Mae Pool 3 .500 04/01/53 1,786,718
4,299,538 Fannie Mae Pool 5 .000 04/01/53 4,304,827
5,856,720 Fannie Mae Pool 5 .500 04/01/53 5,959,917
2,584,917 Fannie Mae Pool 6 .000 04/01/53 2,666,362
1,124,086 Fannie Mae Pool 6 .500 04/01/53 1,169,358
11,490,880 Fannie Mae Pool 4 .000 05/01/53 10,949,934
14,751,920 Fannie Mae Pool 5 .500 05/01/53 15,011,855
8,778,246 Fannie Mae Pool 4 .500 06/01/53 8,596,825
11,381,889 Fannie Mae Pool 5 .000 06/01/53 11,405,866
6,264,259 Fannie Mae Pool 5 .500 06/01/53 6,373,193
16,997,087 Fannie Mae Pool 5 .000 07/01/53 17,013,611
30,550,911 Fannie Mae Pool 5 .500 07/01/53 31,075,133
21,653,850 Fannie Mae Pool 6 .000 07/01/53 22,277,751
5,177,382 Fannie Mae Pool 6 .500 07/01/53 5,387,599
24,248,186 Fannie Mae Pool 5 .000 08/01/53 24,259,259
34,117,334 Fannie Mae Pool 5 .500 08/01/53 34,694,884
2,225,756 Fannie Mae Pool 6 .000 08/01/53 2,289,713

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,422,423 Fannie Mae Pool 6 .500% 08/01/53 $ 3,555,246
13,273,184 Fannie Mae Pool 5 .500 09/01/53 13,491,754
16,254,217 Fannie Mae Pool 5 .500 10/01/53 16,525,626
15,181,506 Fannie Mae Pool 6 .000 10/01/53 15,621,586
5,318,457 Fannie Mae Pool 6 .500 10/01/53 5,530,783
4,604,909 Fannie Mae Pool 5 .000 11/01/53 4,603,450
4,834,184 Fannie Mae Pool 7 .000 11/01/53 5,082,935
42,502,959 Fannie Mae Pool 6 .000 12/01/53 43,733,268
16,546,397 Fannie Mae Pool 6 .500 12/01/53 17,188,588
6,655,478 Fannie Mae Pool 7 .000 12/01/53 7,006,024
10,108,872 Fannie Mae Pool 6 .500 01/01/54 10,501,222
3,713,050 Fannie Mae Pool 7 .000 01/01/54 3,904,119
5,791,210 Fannie Mae Pool 5 .500 02/01/54 5,879,690
6,100,208 Fannie Mae Pool 6 .000 02/01/54 6,271,045
15,739,180 Fannie Mae Pool 6 .500 02/01/54 16,349,540
8,345,222 Fannie Mae Pool 5 .500 03/01/54 8,468,880
6,858,132 Fannie Mae Pool 6 .000 03/01/54 7,044,007
2,640,431 Fannie Mae Pool 6 .500 03/01/54 2,742,826
3,889,068 Fannie Mae Pool 7 .000 03/01/54 4,088,926
4,893,443 Fannie Mae Pool 4 .500 04/01/54 4,778,397
11,695,876 Fannie Mae Pool 6 .500 04/01/54 12,156,535
13,846,181 Fannie Mae Pool 5 .500 05/01/54 14,050,644
4,702,211 Fannie Mae Pool 5 .000 06/01/54 4,692,962
17,465,656 Fannie Mae Pool 5 .500 06/01/54 17,722,676
26,746,093 Fannie Mae Pool 6 .000 06/01/54 27,470,573
5,782,262 Fannie Mae Pool 6 .500 06/01/54 6,006,796
7,432,328 Fannie Mae Pool 5 .000 07/01/54 7,417,518
13,203,989 Fannie Mae Pool 5 .500 07/01/54 13,393,103
19,039,847 Fannie Mae Pool 6 .000 07/01/54 19,550,649
6,409,729 Fannie Mae Pool 6 .500 07/01/54 6,658,310
3,423,103 Fannie Mae Pool 7 .000 07/01/54 3,601,781
17,607,855 Fannie Mae Pool 5 .500 08/01/54 17,864,269
27,958,806 Fannie Mae Pool 6 .000 08/01/54 28,709,846
2,433,401 Fannie Mae Pool 6 .500 08/01/54 2,527,774
29,457,221 Fannie Mae Pool 5 .500 09/01/54 29,884,687
36,424,971 Fannie Mae Pool 6 .000 09/01/54 37,401,014
6,380,620 Fannie Mae Pool 5 .000 10/01/54 6,367,413
19,480,168 Fannie Mae Pool 5 .500 10/01/54 19,760,862
9,255,068 Fannie Mae Pool 6 .000 10/01/54 9,503,730
17,928,038 Fannie Mae Pool 4 .500 11/01/54 17,506,512
13,403,349 Fannie Mae Pool 5 .000 11/01/54 13,374,914
15,433,354 Fannie Mae Pool 4 .500 12/01/54 15,070,478
25,097,939 Fannie Mae Pool 5 .500 12/01/54 25,454,447
33,122,026 Fannie Mae Pool 5 .000 01/01/55 33,039,798
4,808,750 Fannie Mae Pool 6 .500 03/01/55 4,995,160
9,928,154 Fannie Mae Pool 5 .000 06/01/55 9,903,507
18,870,519 Fannie Mae Pool 5 .500 06/01/55 19,138,581
22,281,497 Fannie Mae Pool 6 .000 06/01/55 22,878,370
1,255,020 Fannie Mae Pool 3 .500 07/01/55 1,185,629
18,880,914 Fannie Mae Pool 5 .500 07/01/55 19,149,128
18,039,733 Fannie Mae Pool 6 .000 07/01/55 18,531,723
8,446,166 Fannie Mae Pool 6 .500 07/01/55 8,773,587
4,110,534 Fannie Mae Pool 7 .000 07/01/55 4,321,606
27,511,915 Fannie Mae Pool 6 .000 08/01/55 28,262,946
27,749,326 Fannie Mae Pool 6 .000 09/01/55 28,508,264
8,969,370 Fannie Mae Pool 6 .500 09/01/55 9,317,081
1,845,618 Federal National Mortgage Association 3 .000 05/01/37 1,775,343
5,230,342 Federal National Mortgage Association (FNMA) 3 .500 05/01/48 4,904,660
133 Freddie Mac Gold Pool 3 .000 01/01/26 133
1,013 Freddie Mac Gold Pool 3 .500 01/01/26 1,011
348 Freddie Mac Gold Pool 4 .000 04/01/26 348
1,252 Freddie Mac Gold Pool 4 .000 05/01/26 1,250

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 312 Freddie Mac Gold Pool 5 .500% 07/01/26 $ 316
2,514 Freddie Mac Gold Pool 4 .000 08/01/26 2,508
88 Freddie Mac Gold Pool 6 .000 08/01/26 91
2,428 Freddie Mac Gold Pool 3 .000 09/01/26 2,417
12,374 Freddie Mac Gold Pool 3 .000 10/01/26 12,310
17,846 Freddie Mac Gold Pool 3 .500 10/01/26 17,779
5 Freddie Mac Gold Pool 5 .000 10/01/26 5
105 Freddie Mac Gold Pool 5 .500 10/01/26 107
77,745 Freddie Mac Gold Pool 3 .000 02/01/27 77,268
77,652 Freddie Mac Gold Pool 2 .500 05/01/27 76,899
108,466 Freddie Mac Gold Pool 2 .500 11/01/27 107,186
4,557 Freddie Mac Gold Pool 6 .000 12/01/27 4,680
88,757 Freddie Mac Gold Pool 2 .500 01/01/28 87,677
244,850 Freddie Mac Gold Pool 2 .500 03/01/28 241,688
8,262 Freddie Mac Gold Pool 5 .000 03/01/28 8,330
149,330 Freddie Mac Gold Pool 2 .500 05/01/28 147,265
677 Freddie Mac Gold Pool 5 .500 05/01/28 687
414,054 Freddie Mac Gold Pool 2 .500 07/01/28 408,349
359,120 Freddie Mac Gold Pool 2 .500 07/01/28 353,992
106,741 Freddie Mac Gold Pool 3 .000 10/01/28 105,582
4,235 Freddie Mac Gold Pool 5 .500 01/01/29 4,298
800 Freddie Mac Gold Pool 4 .000 02/01/29 797
259,521 Freddie Mac Gold Pool 3 .500 03/01/29 257,900
69 Freddie Mac Gold Pool 6 .500 03/01/29 72
478,361 Freddie Mac Gold Pool 3 .000 07/01/29 472,370
2,213 Freddie Mac Gold Pool 5 .000 12/01/29 2,243
1,685,325 Freddie Mac Gold Pool 2 .500 05/01/30 1,643,370
3,775 Freddie Mac Gold Pool 4 .000 08/01/30 3,769
34,076 Freddie Mac Gold Pool 4 .500 01/01/31 34,190
74 Freddie Mac Gold Pool 8 .000 01/01/31 75
30,534 Freddie Mac Gold Pool 4 .000 03/01/31 30,505
4,500 Freddie Mac Gold Pool 4 .000 05/01/31 4,493
29,950 Freddie Mac Gold Pool 4 .500 05/01/31 30,200
17,865 Freddie Mac Gold Pool 4 .000 06/01/31 17,837
33,633 Freddie Mac Gold Pool 4 .000 08/01/31 33,596
40,597 Freddie Mac Gold Pool 4 .000 09/01/31 40,496
689 Freddie Mac Gold Pool 6 .500 09/01/31 718
2,055 Freddie Mac Gold Pool 8 .000 09/01/31 2,104
21,218 Freddie Mac Gold Pool 3 .500 11/01/31 20,936
3,300,553 Freddie Mac Gold Pool 2 .500 12/01/31 3,199,729
18,852 Freddie Mac Gold Pool 7 .000 12/01/31 19,817
3,336 Freddie Mac Gold Pool 6 .500 01/01/32 3,492
7,815 Freddie Mac Gold Pool 6 .000 02/01/32 8,063
371,156 Freddie Mac Gold Pool 3 .000 03/01/32 360,857
2,885 Freddie Mac Gold Pool 7 .000 04/01/32 3,032
3,708 Freddie Mac Gold Pool 6 .500 05/01/32 3,851
255,778 Freddie Mac Gold Pool 3 .500 09/01/32 251,890
1,665 Freddie Mac Gold Pool 5 .500 11/01/32 1,730
3,033,530 Freddie Mac Gold Pool 3 .000 01/01/33 2,962,054
2,669 Freddie Mac Gold Pool 6 .000 02/01/33 2,772
9,897 Freddie Mac Gold Pool 5 .000 03/01/33 10,057
3,499 Freddie Mac Gold Pool 6 .000 03/01/33 3,593
3,369 Freddie Mac Gold Pool 6 .000 03/01/33 3,460
10,235 Freddie Mac Gold Pool 5 .000 04/01/33 10,258
1,212 Freddie Mac Gold Pool 6 .000 04/01/33 1,253
62,194 Freddie Mac Gold Pool 5 .000 06/01/33 62,202
25,733 Freddie Mac Gold Pool 5 .500 06/01/33 26,473
12,191,886 Freddie Mac Gold Pool 2 .500 07/01/33 11,787,356
567,023 Freddie Mac Gold Pool 3 .500 07/01/33 557,250
10,646 Freddie Mac Gold Pool 4 .500 07/01/33 10,680
779,555 Freddie Mac Gold Pool 4 .000 08/01/33 776,935
1,182 Freddie Mac Gold Pool 5 .000 08/01/33 1,192

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,166 Freddie Mac Gold Pool 6 .500% 08/01/33 $ 4,327
34,131 Freddie Mac Gold Pool 5 .000 09/01/33 34,706
4,517 Freddie Mac Gold Pool 5 .500 09/01/33 4,584
29,856 Freddie Mac Gold Pool 5 .500 09/01/33 30,301
7,099 Freddie Mac Gold Pool 5 .500 09/01/33 7,205
16,108 Freddie Mac Gold Pool 5 .500 09/01/33 16,349
7,291 Freddie Mac Gold Pool 4 .000 10/01/33 7,202
1,739 Freddie Mac Gold Pool 5 .000 10/01/33 1,762
23,586 Freddie Mac Gold Pool 5 .500 10/01/33 23,938
1,670,084 Freddie Mac Gold Pool 3 .500 11/01/33 1,651,123
17,957 Freddie Mac Gold Pool 5 .500 12/01/33 18,424
5,964 Freddie Mac Gold Pool 5 .500 12/01/33 6,128
71,541 Freddie Mac Gold Pool 7 .000 12/01/33 75,200
53,292 Freddie Mac Gold Pool 5 .000 01/01/34 54,190
319,332 Freddie Mac Gold Pool 3 .000 02/01/34 311,567
1,283 Freddie Mac Gold Pool 5 .500 02/01/34 1,318
7,529 Freddie Mac Gold Pool 5 .000 03/01/34 7,656
8,151 Freddie Mac Gold Pool 5 .500 03/01/34 8,376
30,407 Freddie Mac Gold Pool 5 .000 05/01/34 30,688
9,583 Freddie Mac Gold Pool 4 .500 06/01/34 9,601
14,773 Freddie Mac Gold Pool 5 .000 06/01/34 14,842
7,978 Freddie Mac Gold Pool 5 .500 06/01/34 8,311
2,872 Freddie Mac Gold Pool 6 .000 06/01/34 2,978
12,620 Freddie Mac Gold Pool 6 .000 09/01/34 13,159
984,261 Freddie Mac Gold Pool 3 .500 10/01/34 962,593
1,994 Freddie Mac Gold Pool 5 .000 11/01/34 2,028
54,908 Freddie Mac Gold Pool 5 .500 11/01/34 57,402
50,065 Freddie Mac Gold Pool 5 .000 12/01/34 51,406
14,147 Freddie Mac Gold Pool 5 .500 12/01/34 14,444
2,758 Freddie Mac Gold Pool 5 .500 12/01/34 2,857
1,074 Freddie Mac Gold Pool 5 .500 01/01/35 1,122
522 Freddie Mac Gold Pool 5 .500 01/01/35 537
15,684 Freddie Mac Gold Pool 5 .500 01/01/35 16,409
25,908 Freddie Mac Gold Pool 4 .500 04/01/35 26,167
2,999 Freddie Mac Gold Pool 6 .000 05/01/35 3,175
13,870 Freddie Mac Gold Pool 6 .000 05/01/35 14,350
12,213 Freddie Mac Gold Pool 7 .000 05/01/35 12,837
5,342 Freddie Mac Gold Pool 5 .500 06/01/35 5,496
3,696 Freddie Mac Gold Pool 5 .500 06/01/35 3,860
2,967 Freddie Mac Gold Pool 5 .000 07/01/35 3,045
99,080 Freddie Mac Gold Pool 5 .000 07/01/35 101,752
112,712 Freddie Mac Gold Pool 5 .000 08/01/35 115,822
10,477 Freddie Mac Gold Pool 5 .500 08/01/35 10,875
1,804 Freddie Mac Gold Pool 4 .500 09/01/35 1,821
23,164 Freddie Mac Gold Pool 5 .000 10/01/35 23,813
10,296 Freddie Mac Gold Pool 5 .000 10/01/35 10,584
5,215 Freddie Mac Gold Pool 5 .000 10/01/35 5,282
68,593 Freddie Mac Gold Pool 5 .500 10/01/35 69,615
22,756 Freddie Mac Gold Pool 5 .000 12/01/35 23,401
2,167 Freddie Mac Gold Pool 5 .000 12/01/35 2,229
10,993 Freddie Mac Gold Pool 6 .000 01/01/36 11,605
4,427 Freddie Mac Gold Pool 5 .000 02/01/36 4,552
1,623 Freddie Mac Gold Pool 5 .000 02/01/36 1,668
1,602 Freddie Mac Gold Pool 6 .000 02/01/36 1,696
18,064 Freddie Mac Gold Pool 5 .500 04/01/36 18,749
4,112 Freddie Mac Gold Pool 5 .500 05/01/36 4,288
79,556 Freddie Mac Gold Pool 6 .000 06/01/36 84,212
22,317 Freddie Mac Gold Pool 5 .000 07/01/36 22,961
17,730 Freddie Mac Gold Pool 6 .000 07/01/36 18,658
3,227 Freddie Mac Gold Pool 6 .000 08/01/36 3,417
2,538 Freddie Mac Gold Pool 6 .000 09/01/36 2,631
75,383 Freddie Mac Gold Pool 5 .500 10/01/36 78,907

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 33,779 Freddie Mac Gold Pool 5 .500% 10/01/36 $ 35,357
7,003 Freddie Mac Gold Pool 6 .500 10/01/36 7,379
3,411 Freddie Mac Gold Pool 5 .500 11/01/36 3,571
8,650 Freddie Mac Gold Pool 6 .000 11/01/36 9,157
32,737 Freddie Mac Gold Pool 6 .000 12/01/36 34,554
62,705 Freddie Mac Gold Pool 5 .500 03/01/37 65,635
25,684 Freddie Mac Gold Pool 6 .000 03/01/37 27,188
4,138 Freddie Mac Gold Pool 6 .500 03/01/37 4,365
24,175 Freddie Mac Gold Pool 5 .500 04/01/37 25,305
3,008 Freddie Mac Gold Pool 5 .000 05/01/37 3,049
2,883 Freddie Mac Gold Pool 5 .000 06/01/37 2,965
10,144 Freddie Mac Gold Pool 5 .500 06/01/37 10,618
2,634,965 Freddie Mac Gold Pool 3 .000 07/01/37 2,503,136
49,662 Freddie Mac Gold Pool 6 .000 07/01/37 52,583
27,629 Freddie Mac Gold Pool 6 .000 08/01/37 29,170
9,097 Freddie Mac Gold Pool 6 .000 09/01/37 9,632
58,533 Freddie Mac Gold Pool 5 .500 10/01/37 60,801
2,019 Freddie Mac Gold Pool 6 .000 11/01/37 2,137
13,870 Freddie Mac Gold Pool 6 .500 11/01/37 14,737
7,929 Freddie Mac Gold Pool 6 .000 01/01/38 8,369
3,859 Freddie Mac Gold Pool 6 .000 02/01/38 4,083
28,677 Freddie Mac Gold Pool 6 .000 02/01/38 30,357
40,465 Freddie Mac Gold Pool 5 .000 03/01/38 41,659
125,572 Freddie Mac Gold Pool 5 .000 03/01/38 129,273
5,146 Freddie Mac Gold Pool 5 .000 04/01/38 5,267
52,185 Freddie Mac Gold Pool 5 .000 04/01/38 53,725
61,233 Freddie Mac Gold Pool 5 .500 04/01/38 63,711
13,639 Freddie Mac Gold Pool 5 .500 05/01/38 14,235
1,589 Freddie Mac Gold Pool 5 .500 06/01/38 1,659
3,316 Freddie Mac Gold Pool 6 .000 07/01/38 3,460
7,158 Freddie Mac Gold Pool 5 .500 08/01/38 7,492
49,438 Freddie Mac Gold Pool 5 .500 08/01/38 51,750
6,496 Freddie Mac Gold Pool 5 .000 09/01/38 6,688
86,018 Freddie Mac Gold Pool 5 .500 09/01/38 89,751
28,770 Freddie Mac Gold Pool 5 .500 09/01/38 29,931
1,948 Freddie Mac Gold Pool 5 .500 10/01/38 2,032
33,984 Freddie Mac Gold Pool 6 .000 11/01/38 35,949
242,262 Freddie Mac Gold Pool 5 .500 01/01/39 252,998
155,133 Freddie Mac Gold Pool 4 .500 02/01/39 156,656
87,474 Freddie Mac Gold Pool 5 .000 02/01/39 90,055
6,791 Freddie Mac Gold Pool 5 .500 02/01/39 7,083
325 Freddie Mac Gold Pool 4 .500 03/01/39 328
36,014 Freddie Mac Gold Pool 5 .000 03/01/39 37,077
4,984 Freddie Mac Gold Pool 6 .000 03/01/39 5,272
4,340 Freddie Mac Gold Pool 4 .500 04/01/39 4,379
267,068 Freddie Mac Gold Pool 4 .500 04/01/39 269,692
54,068 Freddie Mac Gold Pool 4 .000 05/01/39 53,475
1,407 Freddie Mac Gold Pool 4 .500 05/01/39 1,421
36,357 Freddie Mac Gold Pool 4 .500 05/01/39 36,714
845,137 Freddie Mac Gold Pool 4 .500 05/01/39 853,436
36,970 Freddie Mac Gold Pool 4 .500 05/01/39 36,934
32,198 Freddie Mac Gold Pool 5 .000 05/01/39 33,147
73,211 Freddie Mac Gold Pool 4 .000 06/01/39 72,318
349,475 Freddie Mac Gold Pool 4 .500 06/01/39 352,907
12,032 Freddie Mac Gold Pool 4 .500 06/01/39 12,150
5,420 Freddie Mac Gold Pool 5 .000 06/01/39 5,580
2,170 Freddie Mac Gold Pool 5 .500 06/01/39 2,264
112,304 Freddie Mac Gold Pool 4 .000 07/01/39 110,981
46,168 Freddie Mac Gold Pool 4 .500 07/01/39 46,622
9,532 Freddie Mac Gold Pool 4 .500 07/01/39 9,565
3,548 Freddie Mac Gold Pool 4 .500 07/01/39 3,582
31,803 Freddie Mac Gold Pool 5 .000 07/01/39 32,742

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 55,743 Freddie Mac Gold Pool 5 .500% 07/01/39 $ 58,088
3,986 Freddie Mac Gold Pool 4 .500 08/01/39 4,025
9,424 Freddie Mac Gold Pool 5 .000 08/01/39 9,702
98,708 Freddie Mac Gold Pool 4 .000 09/01/39 97,433
244,753 Freddie Mac Gold Pool 5 .000 09/01/39 251,975
97,718 Freddie Mac Gold Pool 5 .000 09/01/39 100,602
1,151 Freddie Mac Gold Pool 5 .500 09/01/39 1,192
94,443 Freddie Mac Gold Pool 6 .500 09/01/39 98,683
30,189 Freddie Mac Gold Pool 4 .500 10/01/39 30,462
14,958 Freddie Mac Gold Pool 4 .500 10/01/39 15,105
30,092 Freddie Mac Gold Pool 4 .500 10/01/39 30,388
13,345 Freddie Mac Gold Pool 5 .000 10/01/39 13,727
6,219 Freddie Mac Gold Pool 4 .000 11/01/39 6,145
20,537 Freddie Mac Gold Pool 4 .500 11/01/39 20,739
8,383 Freddie Mac Gold Pool 5 .000 11/01/39 8,630
24,606 Freddie Mac Gold Pool 4 .500 12/01/39 24,756
34,742 Freddie Mac Gold Pool 4 .500 12/01/39 35,062
14,394 Freddie Mac Gold Pool 4 .500 12/01/39 14,535
53,772 Freddie Mac Gold Pool 4 .500 12/01/39 54,074
35,518 Freddie Mac Gold Pool 5 .500 12/01/39 37,059
48,602 Freddie Mac Gold Pool 4 .500 01/01/40 49,079
4,319 Freddie Mac Gold Pool 5 .000 01/01/40 4,446
5,735 Freddie Mac Gold Pool 5 .500 01/01/40 5,983
16,090 Freddie Mac Gold Pool 5 .500 03/01/40 16,793
147,883 Freddie Mac Gold Pool 4 .000 04/01/40 146,110
9,124 Freddie Mac Gold Pool 4 .500 04/01/40 9,206
29,012 Freddie Mac Gold Pool 4 .500 04/01/40 29,266
22,529 Freddie Mac Gold Pool 5 .000 04/01/40 23,194
50,784 Freddie Mac Gold Pool 5 .000 04/01/40 52,284
182,280 Freddie Mac Gold Pool 6 .000 04/01/40 192,402
510,249 Freddie Mac Gold Pool 4 .500 05/01/40 514,949
183,109 Freddie Mac Gold Pool 5 .000 05/01/40 188,516
1,336 Freddie Mac Gold Pool 4 .500 06/01/40 1,349
180,410 Freddie Mac Gold Pool 5 .500 06/01/40 188,194
278,053 Freddie Mac Gold Pool 4 .500 07/01/40 280,485
4,852 Freddie Mac Gold Pool 4 .500 08/01/40 4,891
47,726 Freddie Mac Gold Pool 5 .000 08/01/40 49,136
120,880 Freddie Mac Gold Pool 5 .000 08/01/40 124,450
12,220 Freddie Mac Gold Pool 5 .000 08/01/40 12,581
774,607 Freddie Mac Gold Pool 5 .500 08/01/40 808,461
64,927 Freddie Mac Gold Pool 4 .000 09/01/40 63,801
859,407 Freddie Mac Gold Pool 4 .000 11/01/40 844,504
579,604 Freddie Mac Gold Pool 4 .000 12/01/40 568,120
84,032 Freddie Mac Gold Pool 3 .500 01/01/41 80,994
129,532 Freddie Mac Gold Pool 3 .500 01/01/41 125,092
77,660 Freddie Mac Gold Pool 4 .000 01/01/41 76,129
77,377 Freddie Mac Gold Pool 3 .500 02/01/41 74,564
282,097 Freddie Mac Gold Pool 4 .000 02/01/41 276,450
91,792 Freddie Mac Gold Pool 4 .000 02/01/41 90,044
529,073 Freddie Mac Gold Pool 4 .000 04/01/41 519,300
94,887 Freddie Mac Gold Pool 4 .500 04/01/41 95,586
19,741 Freddie Mac Gold Pool 5 .000 04/01/41 20,324
86,438 Freddie Mac Gold Pool 4 .500 05/01/41 87,066
110,542 Freddie Mac Gold Pool 4 .500 06/01/41 111,356
226,574 Freddie Mac Gold Pool 3 .500 10/01/41 218,619
238,775 Freddie Mac Gold Pool 5 .000 10/01/41 245,830
332,814 Freddie Mac Gold Pool 3 .500 11/01/41 319,753
135,321 Freddie Mac Gold Pool 4 .500 12/01/41 136,289
1,123,954 Freddie Mac Gold Pool 3 .500 01/01/42 1,081,238
332,218 Freddie Mac Gold Pool 3 .500 02/01/42 319,592
371,823 Freddie Mac Gold Pool 3 .500 04/01/42 358,000
832,077 Freddie Mac Gold Pool 4 .000 05/01/42 814,814

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,115,513 Freddie Mac Gold Pool 4 .500% 05/01/42 $ 3,138,756
629,743 Freddie Mac Gold Pool 3 .500 07/01/42 605,420
145,080 Freddie Mac Gold Pool 3 .000 08/01/42 134,357
1,054,241 Freddie Mac Gold Pool 3 .000 10/01/42 976,039
734,778 Freddie Mac Gold Pool 3 .000 10/01/42 680,394
310,452 Freddie Mac Gold Pool 3 .500 12/01/42 296,378
1,136,986 Freddie Mac Gold Pool 2 .500 01/01/43 1,023,228
2,164,356 Freddie Mac Gold Pool 3 .000 01/01/43 2,003,362
3,193,686 Freddie Mac Gold Pool 3 .000 04/01/43 2,955,144
8,319,630 Freddie Mac Gold Pool 3 .000 04/01/43 7,699,101
917,497 Freddie Mac Gold Pool 3 .500 05/01/43 875,427
1,316,832 Freddie Mac Gold Pool 3 .000 08/01/43 1,217,923
944,636 Freddie Mac Gold Pool 3 .000 08/01/43 873,583
938,981 Freddie Mac Gold Pool 3 .500 08/01/43 895,928
338,880 Freddie Mac Gold Pool 4 .500 10/01/43 340,051
453,050 Freddie Mac Gold Pool 4 .000 11/01/43 442,477
813,006 Freddie Mac Gold Pool 3 .500 02/01/44 775,206
683,708 Freddie Mac Gold Pool 4 .000 02/01/44 666,484
5,357,036 Freddie Mac Gold Pool 4 .000 02/01/44 5,228,717
298,263 Freddie Mac Gold Pool 4 .000 04/01/44 290,565
372,097 Freddie Mac Gold Pool 4 .500 05/01/44 372,923
685,382 Freddie Mac Gold Pool 4 .000 06/01/44 664,828
1,071,058 Freddie Mac Gold Pool 4 .000 08/01/44 1,038,723
794,153 Freddie Mac Gold Pool 3 .500 09/01/44 755,913
1,139,761 Freddie Mac Gold Pool 3 .500 11/01/44 1,084,407
1,624,496 Freddie Mac Gold Pool 3 .500 12/01/44 1,544,925
894,974 Freddie Mac Gold Pool 3 .500 01/01/45 851,231
1,895,887 Freddie Mac Gold Pool 3 .000 02/01/45 1,743,447
2,264,325 Freddie Mac Gold Pool 3 .500 03/01/45 2,152,954
1,294,693 Freddie Mac Gold Pool 4 .000 03/01/45 1,255,670
932,049 Freddie Mac Gold Pool 3 .000 04/01/45 854,797
1,956,705 Freddie Mac Gold Pool 3 .500 04/01/45 1,860,256
4,828,537 Freddie Mac Gold Pool 3 .500 07/01/45 4,591,046
3,535,285 Freddie Mac Gold Pool 4 .500 07/01/45 3,536,221
10,430,713 Freddie Mac Gold Pool 3 .000 08/01/45 9,657,446
7,864,304 Freddie Mac Gold Pool 3 .500 10/01/45 7,478,059
1,485,310 Freddie Mac Gold Pool 4 .000 11/01/45 1,438,851
2,814,835 Freddie Mac Gold Pool 3 .500 12/01/45 2,671,130
6,699,499 Freddie Mac Gold Pool 3 .000 03/01/46 6,107,236
2,084,422 Freddie Mac Gold Pool 3 .500 03/01/46 1,976,734
1,088,318 Freddie Mac Gold Pool 4 .000 03/01/46 1,053,712
4,934,237 Freddie Mac Gold Pool 3 .000 04/01/46 4,494,459
4,788,377 Freddie Mac Gold Pool 3 .500 05/01/46 4,535,053
3,681,347 Freddie Mac Gold Pool 3 .500 08/01/46 3,507,978
7,412,029 Freddie Mac Gold Pool 3 .000 09/01/46 6,737,988
2,971,195 Freddie Mac Gold Pool 4 .000 09/01/46 2,876,102
2,696,823 Freddie Mac Gold Pool 3 .000 11/01/46 2,449,483
9,916,793 Freddie Mac Gold Pool 3 .000 11/01/46 8,973,633
3,330,349 Freddie Mac Gold Pool 3 .000 11/01/46 3,024,915
1,944,175 Freddie Mac Gold Pool 3 .000 12/01/46 1,765,362
2,441,949 Freddie Mac Gold Pool 3 .500 12/01/46 2,308,562
4,515,899 Freddie Mac Gold Pool 3 .000 02/01/47 4,099,358
1,444,859 Freddie Mac Gold Pool 3 .500 02/01/47 1,361,577
1,182,535 Freddie Mac Gold Pool 4 .000 02/01/47 1,144,681
1,772,187 Freddie Mac Gold Pool 3 .500 05/01/47 1,674,597
1,641,607 Freddie Mac Gold Pool 3 .000 08/01/47 1,488,048
2,141,692 Freddie Mac Gold Pool 3 .000 11/01/47 1,935,270
3,243,721 Freddie Mac Gold Pool 3 .000 12/01/47 2,931,240
10,094,759 Freddie Mac Gold Pool 3 .000 01/01/48 9,170,590
3,539,914 Freddie Mac Gold Pool 3 .000 02/01/48 3,192,969
2,511,375 Freddie Mac Gold Pool 3 .500 03/01/48 2,365,503
2,146,607 Freddie Mac Gold Pool 3 .500 05/01/48 2,011,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,642,696 Freddie Mac Gold Pool 4 .000% 05/01/48 $ 1,593,321
2,295,479 Freddie Mac Gold Pool 3 .500 07/01/48 2,152,522
2,406,552 Freddie Mac Gold Pool 4 .000 07/01/48 2,328,260
4,484,946 Freddie Mac Gold Pool 4 .000 08/01/48 4,337,874
832,574 Freddie Mac Gold Pool 4 .500 09/01/48 827,561
3,522,490 Freddie Mac Gold Pool 4 .000 10/01/48 3,405,886
2,032,225 Freddie Mac Gold Pool 4 .500 12/01/48 2,018,732
1,053,310 Freddie Mac Gold Pool 4 .500 02/01/49 1,045,884
2,919,753 Freddie Mac Gold Pool 3 .500 05/01/49 2,733,661
3,922 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .500 04/01/35 4,038
991 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.125%) 6 .000 10/01/35 1,018
7,814 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.255%) 5 .986 02/01/36 8,051
48 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.345%) 6 .090 07/01/36 49
6,892 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.245%) 6 .207 09/01/36 7,061
3,026 (e) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.595%) 6 .220 09/01/36 3,085
8,210 (e) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.724%) 6 .332 09/01/36 8,435
6,302 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .337 01/01/37 6,530
353 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .261 02/01/37 365
1,101 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.765%) 6 .679 02/01/37 1,135
36,294 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.849%) 6 .601 03/01/37 37,552
32,040 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.250%) 6 .500 04/01/37 33,167
14,167 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.602%) 6 .596 04/01/37 14,552
2,508 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.085%) 7 .080 05/01/37 2,573
1,035 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 6 .375 06/01/37 1,061
11,100 (e) Freddie Mac Non Gold Pool, (DGS1 + 2.248%) 6 .426 06/01/37 11,431
23,150 (e) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.270%) 5 .874 08/01/37 23,475
1,216 (e) Freddie Mac Non Gold Pool, (LIBOR 6 M + 1.520%) 6 .119 09/01/37 1,236
164 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.795%) 6 .545 09/01/37 169
16,766 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.055%) 7 .055 04/01/38 17,568
4,515 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 2.004%) 6 .884 06/01/38 4,662
1,637 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.625%) 6 .375 07/01/38 1,687
2,787 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 6 .486 06/01/40 2,877
4,254 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.886%) 6 .848 01/01/41 4,402
2,192 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.880%) 6 .880 05/01/41 2,278
46,538 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.861%) 6 .686 08/01/41 48,275
32,383 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.750%) 6 .500 09/01/41 33,908
5,972 (e) Freddie Mac Non Gold Pool, (LIBOR 12 M + 1.860%) 6 .610 10/01/41 6,193
6,915,755 Freddie Mac Pool 1 .500 04/01/37 6,259,689
10,057,497 Freddie Mac Pool 2 .000 05/01/37 9,309,672
4,478,371 Freddie Mac Pool 4 .000 07/01/49 4,324,294
2,667,035 Freddie Mac Pool 4 .000 07/01/49 2,577,775
9,917,927 Freddie Mac Pool 3 .000 11/01/49 9,001,231
9,345,633 Freddie Mac Pool 3 .000 11/01/49 8,437,680
8,710,202 Freddie Mac Pool 3 .000 02/01/50 7,873,285
4,951,662 Freddie Mac Pool 3 .500 04/01/50 4,640,417
5,724,663 Freddie Mac Pool 2 .000 07/01/50 4,678,390
10,705,102 Freddie Mac Pool 2 .500 07/01/50 9,149,526
6,789,960 Freddie Mac Pool 3 .500 07/01/50 6,341,487
8,158,547 Freddie Mac Pool 3 .500 08/01/50 7,602,445
2,176,662 Freddie Mac Pool 4 .000 11/01/50 2,099,076
6,224,548 Freddie Mac Pool 2 .000 02/01/51 5,076,563
13,719,285 Freddie Mac Pool 2 .500 04/01/51 11,698,868
5,943,927 Freddie Mac Pool 2 .500 02/01/52 5,055,363
11,181,618 Freddie Mac Pool 3 .000 03/01/52 9,939,940
11,413,143 Freddie Mac Pool 2 .500 05/01/52 9,814,148
11,623,344 Freddie Mac Pool 2 .500 05/01/52 9,878,569
5,271,865 Freddie Mac Pool 3 .000 05/01/52 4,679,262
4,535,810 Freddie Mac Pool 4 .000 06/01/52 4,384,703
5,397,726 Freddie Mac Pool 4 .000 08/01/52 5,151,341
5,380,961 Freddie Mac Pool 3 .500 10/01/52 4,986,898
4,828,749 Freddie Mac Pool 5 .000 01/01/53 4,835,433
7,317,302 Freddie Mac Pool 6 .500 10/01/54 7,601,087

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 7,848,268 Freddie Mac Pool 6 .500% 06/01/55 $ 8,152,508
129 Ginnie Mae I Pool 3 .500 03/15/26 129
289 Ginnie Mae I Pool 4 .000 04/15/26 288
9,605 Ginnie Mae I Pool 3 .000 12/15/26 9,558
30 Ginnie Mae I Pool 6 .500 09/15/28 31
396 Ginnie Mae I Pool 6 .500 11/15/28 408
51 Ginnie Mae I Pool 7 .500 11/15/28 52
2,273 Ginnie Mae I Pool 8 .500 10/15/30 2,316
91 Ginnie Mae I Pool 8 .500 12/15/30 96
42,812 Ginnie Mae I Pool 6 .000 10/15/32 44,086
17,973 Ginnie Mae I Pool 5 .500 05/15/33 18,503
1,492 Ginnie Mae I Pool 5 .000 07/15/33 1,513
6,478 Ginnie Mae I Pool 5 .500 07/15/33 6,559
9,482 Ginnie Mae I Pool 5 .000 08/15/33 9,591
25,744 Ginnie Mae I Pool 5 .500 09/15/33 26,685
30,924 Ginnie Mae I Pool 5 .500 11/15/34 32,023
12,802 Ginnie Mae I Pool 6 .500 01/15/35 13,245
45,158 Ginnie Mae I Pool 5 .000 04/15/35 46,214
2,519 Ginnie Mae I Pool 5 .000 11/15/35 2,585
1,459 Ginnie Mae I Pool 5 .000 11/15/35 1,498
1,805 Ginnie Mae I Pool 5 .500 03/15/36 1,854
1,466 Ginnie Mae I Pool 6 .500 06/15/36 1,550
2,717 Ginnie Mae I Pool 5 .000 09/15/36 2,792
1,646 Ginnie Mae I Pool 6 .000 09/15/36 1,704
2,849 Ginnie Mae I Pool 5 .000 12/15/36 2,927
47,717 Ginnie Mae I Pool 5 .500 02/15/37 49,875
68,171 Ginnie Mae I Pool 6 .000 04/15/37 71,934
4,876 Ginnie Mae I Pool 6 .000 06/15/37 5,079
6,379 Ginnie Mae I Pool 6 .000 12/15/37 6,657
28,942 Ginnie Mae I Pool 5 .000 04/15/38 29,630
4,290 Ginnie Mae I Pool 5 .500 06/15/38 4,487
12,818 Ginnie Mae I Pool 5 .500 07/15/38 13,212
3,629 Ginnie Mae I Pool 5 .500 08/15/38 3,812
33,315 Ginnie Mae I Pool 6 .000 08/15/38 35,173
27,795 Ginnie Mae I Pool 6 .000 08/15/38 28,698
3,441 Ginnie Mae I Pool 5 .500 10/15/38 3,584
572 Ginnie Mae I Pool 5 .500 11/15/38 598
37,308 Ginnie Mae I Pool 6 .000 12/15/38 39,262
250 Ginnie Mae I Pool 6 .500 12/15/38 261
7,156 Ginnie Mae I Pool 5 .000 01/15/39 7,304
6,355 Ginnie Mae I Pool 5 .000 02/15/39 6,537
530 Ginnie Mae I Pool 6 .000 02/15/39 536
5,308 Ginnie Mae I Pool 4 .500 03/15/39 5,327
77,210 Ginnie Mae I Pool 4 .500 03/15/39 76,854
3,566 Ginnie Mae I Pool 4 .500 04/15/39 3,564
79,064 Ginnie Mae I Pool 5 .500 04/15/39 82,236
5,771 Ginnie Mae I Pool 4 .000 05/15/39 5,618
100,318 Ginnie Mae I Pool 4 .500 05/15/39 100,671
58,632 Ginnie Mae I Pool 5 .000 05/15/39 60,056
3,241 Ginnie Mae I Pool 4 .500 06/15/39 3,251
269,382 Ginnie Mae I Pool 4 .500 06/15/39 267,973
451,047 Ginnie Mae I Pool 5 .000 06/15/39 461,997
324,745 Ginnie Mae I Pool 5 .000 06/15/39 331,191
7,295 Ginnie Mae I Pool 5 .000 06/15/39 7,505
2,896 Ginnie Mae I Pool 5 .000 06/15/39 2,953
2,954 Ginnie Mae I Pool 5 .000 06/15/39 3,039
307,670 Ginnie Mae I Pool 4 .000 07/15/39 297,570
3,318 Ginnie Mae I Pool 4 .500 07/15/39 3,301
9,351 Ginnie Mae I Pool 4 .500 07/15/39 9,308
367,802 Ginnie Mae I Pool 4 .500 07/15/39 369,099
5,354 Ginnie Mae I Pool 5 .000 07/15/39 5,507
18,213 Ginnie Mae I Pool 4 .000 08/15/39 17,707

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 37,215 Ginnie Mae I Pool 5 .000% 08/15/39 $ 37,941
1,500 Ginnie Mae I Pool 5 .500 08/15/39 1,540
15,795 Ginnie Mae I Pool 6 .000 08/15/39 16,295
2,894 Ginnie Mae I Pool 4 .500 10/15/39 2,876
1,583 Ginnie Mae I Pool 5 .000 10/15/39 1,629
8,639 Ginnie Mae I Pool 4 .500 11/15/39 8,702
221,034 Ginnie Mae I Pool 4 .500 12/15/39 221,609
132,879 Ginnie Mae I Pool 5 .500 02/15/40 138,526
18,107 Ginnie Mae I Pool 4 .000 03/15/40 17,607
3,327 Ginnie Mae I Pool 5 .000 03/15/40 3,382
1,191 Ginnie Mae I Pool 4 .500 04/15/40 1,188
33,283 Ginnie Mae I Pool 5 .000 04/15/40 33,932
1,316 Ginnie Mae I Pool 4 .500 05/15/40 1,307
39,214 Ginnie Mae I Pool 5 .000 05/15/40 39,965
822,974 Ginnie Mae I Pool 4 .500 06/15/40 823,327
2,560 Ginnie Mae I Pool 4 .500 06/15/40 2,545
2,445 Ginnie Mae I Pool 4 .500 06/15/40 2,429
74,268 Ginnie Mae I Pool 4 .500 07/15/40 74,301
24,233 Ginnie Mae I Pool 4 .500 07/15/40 24,058
61,376 Ginnie Mae I Pool 4 .000 08/15/40 59,488
316,467 Ginnie Mae I Pool 4 .000 08/15/40 304,420
26,909 Ginnie Mae I Pool 4 .500 08/15/40 26,971
9,490 Ginnie Mae I Pool 4 .000 10/15/40 9,145
112,925 Ginnie Mae I Pool 4 .000 11/15/40 109,451
61,046 Ginnie Mae I Pool 3 .500 12/15/40 57,010
330,968 Ginnie Mae I Pool 4 .000 01/15/41 321,320
67,030 Ginnie Mae I Pool 4 .000 02/15/41 65,043
109,357 Ginnie Mae I Pool 4 .500 03/15/41 109,368
43,131 Ginnie Mae I Pool 4 .000 07/15/41 41,825
65,940 Ginnie Mae I Pool 4 .500 08/15/41 65,603
176,039 Ginnie Mae I Pool 4 .000 09/15/41 169,341
28,192 Ginnie Mae I Pool 4 .000 10/15/41 27,356
146,197 Ginnie Mae I Pool 3 .500 11/15/41 136,982
355,794 Ginnie Mae I Pool 4 .000 11/15/41 345,243
318,951 Ginnie Mae I Pool 3 .500 04/15/42 298,548
714,901 Ginnie Mae I Pool 3 .500 07/15/42 667,165
501,781 Ginnie Mae I Pool 3 .000 01/15/43 461,093
2,246,949 Ginnie Mae I Pool 3 .000 01/15/43 2,064,712
193,680 Ginnie Mae I Pool 3 .000 04/15/43 177,973
646 Ginnie Mae II Pool 4 .000 06/20/26 644
2,057 Ginnie Mae II Pool 3 .500 11/20/26 2,050
50,697 Ginnie Mae II Pool 2 .500 04/20/27 50,204
52,960 Ginnie Mae II Pool 2 .500 09/20/27 52,343
122,678 Ginnie Mae II Pool 3 .500 11/20/28 121,997
855 Ginnie Mae II Pool 8 .500 10/20/30 895
115 Ginnie Mae II Pool 7 .000 06/20/31 119
1,042,978 Ginnie Mae II Pool 3 .000 08/20/32 1,014,241
6,036 Ginnie Mae II Pool 5 .500 12/20/32 6,233
1,699 Ginnie Mae II Pool 5 .000 07/20/33 1,720
24,884 Ginnie Mae II Pool 6 .000 11/20/33 25,969
10,558 Ginnie Mae II Pool 5 .500 05/20/34 10,944
15,811 Ginnie Mae II Pool 6 .000 09/20/34 16,492
1,043 Ginnie Mae II Pool 5 .000 10/20/34 1,058
8,434 Ginnie Mae II Pool 5 .500 02/20/35 8,737
162,412 Ginnie Mae II Pool 5 .000 03/20/35 166,259
49,523 Ginnie Mae II Pool 5 .500 05/20/35 51,303
1,698 Ginnie Mae II Pool 5 .000 09/20/35 1,737
14,502 Ginnie Mae II Pool 5 .500 02/20/36 15,024
4,705 Ginnie Mae II Pool 5 .500 05/20/36 4,850
47,095 Ginnie Mae II Pool 5 .500 06/20/36 48,789
4,403 Ginnie Mae II Pool 6 .000 10/20/36 4,624
2,646 Ginnie Mae II Pool 6 .000 01/20/37 2,781

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 10,318 Ginnie Mae II Pool 6 .000% 02/20/37 $ 10,849
34,873 Ginnie Mae II Pool 6 .000 04/20/37 36,271
5,406 Ginnie Mae II Pool 6 .000 08/20/37 5,690
4,715 Ginnie Mae II Pool 6 .500 08/20/37 5,092
21,431 Ginnie Mae II Pool 6 .500 11/20/37 23,146
1,194 Ginnie Mae II Pool 5 .000 02/20/38 1,225
673 Ginnie Mae II Pool 5 .500 05/20/38 690
14,442 Ginnie Mae II Pool 6 .000 06/20/38 15,201
99,610 Ginnie Mae II Pool 5 .000 07/20/38 101,878
101,161 Ginnie Mae II Pool 5 .500 07/20/38 104,387
9,649 Ginnie Mae II Pool 6 .000 08/20/38 10,156
39,419 Ginnie Mae II Pool 6 .000 09/20/38 42,105
4,550 Ginnie Mae II Pool 6 .500 10/20/38 4,705
2,083 Ginnie Mae II Pool 6 .500 10/20/38 2,241
8,866 Ginnie Mae II Pool 6 .500 11/20/38 9,428
157,165 Ginnie Mae II Pool 4 .500 01/20/39 158,461
20,737 Ginnie Mae II Pool 6 .500 01/20/39 22,723
2,130 Ginnie Mae II Pool 4 .500 03/20/39 2,147
42,005 Ginnie Mae II Pool 5 .500 03/20/39 43,930
1,435 Ginnie Mae II Pool 5 .000 04/20/39 1,476
7,591 Ginnie Mae II Pool 4 .000 05/20/39 7,416
18,886 Ginnie Mae II Pool 4 .500 05/20/39 19,037
442,199 Ginnie Mae II Pool 5 .000 05/20/39 453,637
4,250 Ginnie Mae II Pool 4 .000 06/20/39 4,120
2,786 Ginnie Mae II Pool 5 .000 06/20/39 2,866
40,371 Ginnie Mae II Pool 4 .500 07/20/39 40,673
37,728 Ginnie Mae II Pool 5 .000 07/20/39 38,818
4,374 Ginnie Mae II Pool 5 .500 07/20/39 4,531
12,535 Ginnie Mae II Pool 4 .000 08/20/39 12,163
9,815 Ginnie Mae II Pool 5 .000 08/20/39 10,099
13,160 Ginnie Mae II Pool 5 .000 09/20/39 13,715
4,178 Ginnie Mae II Pool 4 .500 10/20/39 4,208
6,135 Ginnie Mae II Pool 4 .500 11/20/39 6,180
7,391 Ginnie Mae II Pool 5 .000 11/20/39 7,605
6,156 Ginnie Mae II Pool 4 .500 12/20/39 6,201
232,867 Ginnie Mae II Pool 5 .000 12/20/39 239,601
202,537 Ginnie Mae II Pool 4 .500 01/20/40 203,999
3,448 Ginnie Mae II Pool 5 .500 01/20/40 3,573
8,224 Ginnie Mae II Pool 4 .500 04/20/40 8,283
1,701 Ginnie Mae II Pool 4 .500 05/20/40 1,713
56,980 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 05/20/40 58,136
42,837 Ginnie Mae II Pool 5 .000 06/20/40 44,181
291,202 Ginnie Mae II Pool 4 .500 07/20/40 293,305
8,773 Ginnie Mae II Pool 5 .000 07/20/40 9,026
21,240 Ginnie Mae II Pool 4 .500 08/20/40 21,353
19,211 Ginnie Mae II Pool 4 .500 09/20/40 19,337
6,362 Ginnie Mae II Pool 5 .500 09/20/40 6,592
5,279 Ginnie Mae II Pool 6 .500 09/20/40 5,515
12,806 Ginnie Mae II Pool 6 .000 10/20/40 13,440
248,313 Ginnie Mae II Pool 4 .000 11/20/40 242,770
109,351 Ginnie Mae II Pool 5 .500 12/20/40 113,292
673,969 Ginnie Mae II Pool 4 .000 01/20/41 655,599
185,979 Ginnie Mae II Pool 4 .500 02/20/41 187,275
205,969 Ginnie Mae II Pool 4 .500 04/20/41 207,393
46,952 Ginnie Mae II Pool 5 .000 04/20/41 47,966
13,282 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 06/20/41 13,555
87,340 Ginnie Mae II Pool 4 .000 07/20/41 84,918
297,359 Ginnie Mae II Pool 4 .500 07/20/41 299,354
259,924 Ginnie Mae II Pool 5 .000 07/20/41 267,441
123,978 Ginnie Mae II Pool 5 .000 08/20/41 127,374
406,491 Ginnie Mae II Pool 4 .000 09/20/41 395,126
8,712 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .375 09/20/41 8,884

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 514,843 Ginnie Mae II Pool 4 .000% 10/20/41 $ 500,449
17,512 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .750 10/20/41 17,886
9,959 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 4 .750 10/20/41 10,226
67,774 Ginnie Mae II Pool 5 .500 10/20/41 70,213
680,049 Ginnie Mae II Pool 4 .500 11/20/41 684,612
312,188 Ginnie Mae II Pool 5 .000 11/20/41 321,027
69,687 Ginnie Mae II Pool 6 .000 11/20/41 73,351
371,925 Ginnie Mae II Pool 3 .500 01/20/42 351,269
45,086 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .625 02/20/42 45,954
177,991 Ginnie Mae II Pool 3 .500 03/20/42 168,178
340,299 Ginnie Mae II Pool 4 .500 03/20/42 342,582
717,107 Ginnie Mae II Pool 3 .500 05/20/42 657,062
1,697,647 Ginnie Mae II Pool 3 .500 05/20/42 1,604,748
393,945 Ginnie Mae II Pool 4 .000 05/20/42 382,928
394,917 Ginnie Mae II Pool 3 .500 07/20/42 373,548
61,157 (e) Ginnie Mae II Pool, (DGS1 + 1.500%) 5 .375 07/20/42 62,375
524,224 Ginnie Mae II Pool 3 .000 08/20/42 480,702
684,149 Ginnie Mae II Pool 3 .500 08/20/42 630,308
1,666,762 Ginnie Mae II Pool 3 .500 08/20/42 1,576,915
332,738 Ginnie Mae II Pool 6 .000 08/20/42 350,243
673,881 Ginnie Mae II Pool 3 .500 10/20/42 634,502
780,078 Ginnie Mae II Pool 3 .000 11/20/42 723,019
782,846 Ginnie Mae II Pool 3 .000 12/20/42 710,116
920,794 Ginnie Mae II Pool 3 .000 12/20/42 852,682
684,147 Ginnie Mae II Pool 3 .000 01/20/43 633,542
1,171,705 Ginnie Mae II Pool 3 .000 02/20/43 1,084,552
890,269 Ginnie Mae II Pool 3 .000 02/20/43 819,904
209,985 Ginnie Mae II Pool 5 .000 04/20/43 216,055
462,639 Ginnie Mae II Pool 3 .000 05/20/43 427,462
706,086 Ginnie Mae II Pool 3 .000 06/20/43 652,106
1,760,053 Ginnie Mae II Pool 3 .500 06/20/43 1,612,672
1,542,596 Ginnie Mae II Pool 3 .000 07/20/43 1,424,028
729,264 Ginnie Mae II Pool 3 .500 07/20/43 687,661
2,956,754 Ginnie Mae II Pool 4 .500 08/20/43 2,959,880
1,005,254 Ginnie Mae II Pool 3 .500 09/20/43 944,925
322,485 Ginnie Mae II Pool 4 .000 09/20/43 312,864
4,206,079 Ginnie Mae II Pool 3 .500 10/20/43 3,953,651
1,918,823 Ginnie Mae II Pool 4 .000 10/20/43 1,860,981
181,593 Ginnie Mae II Pool 3 .500 11/20/43 170,587
343,105 Ginnie Mae II Pool 4 .000 11/20/43 332,762
333,534 Ginnie Mae II Pool 4 .500 12/20/43 332,857
370,570 Ginnie Mae II Pool 4 .500 01/20/44 369,932
433,061 Ginnie Mae II Pool 3 .500 02/20/44 406,498
588,833 Ginnie Mae II Pool 4 .000 02/20/44 570,541
583,618 Ginnie Mae II Pool 4 .000 05/20/44 565,307
613,623 Ginnie Mae II Pool 4 .000 06/20/44 594,371
1,569,158 Ginnie Mae II Pool 3 .500 07/20/44 1,470,631
4,925,761 Ginnie Mae II Pool 3 .500 10/20/44 4,598,962
516,642 Ginnie Mae II Pool 4 .500 10/20/44 514,797
1,128,795 Ginnie Mae II Pool 3 .500 11/20/44 1,055,821
1,420,715 Ginnie Mae II Pool 3 .000 12/20/44 1,289,719
2,641,465 Ginnie Mae II Pool 4 .000 12/20/44 2,553,683
3,563,300 Ginnie Mae II Pool 3 .500 02/20/45 3,329,668
2,127,247 Ginnie Mae II Pool 4 .000 03/20/45 2,056,575
1,447,359 Ginnie Mae II Pool 3 .000 04/20/45 1,323,087
3,109,751 Ginnie Mae II Pool 3 .000 06/20/45 2,839,849
7,076,608 Ginnie Mae II Pool 3 .000 07/20/45 6,461,855
2,420,152 Ginnie Mae II Pool 4 .000 10/20/45 2,348,445
4,049,075 Ginnie Mae II Pool 4 .000 11/20/45 3,910,868
1,837,292 Ginnie Mae II Pool 3 .000 12/20/45 1,676,958
1,627,191 Ginnie Mae II Pool 3 .500 12/20/45 1,514,024
8,671,167 Ginnie Mae II Pool 3 .000 03/20/46 7,913,830

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,067,678 Ginnie Mae II Pool 3 .000% 04/20/46 $ 2,791,918
1,846,793 Ginnie Mae II Pool 4 .000 04/20/46 1,783,107
8,220,975 Ginnie Mae II Pool 3 .000 05/20/46 7,500,377
5,041,670 Ginnie Mae II Pool 3 .500 05/20/46 4,697,075
1,867,563 Ginnie Mae II Pool 3 .000 06/20/46 1,699,676
1,140,425 Ginnie Mae II Pool 3 .500 06/20/46 1,062,239
1,418,371 Ginnie Mae II Pool 3 .000 07/20/46 1,292,354
2,435,178 Ginnie Mae II Pool 3 .500 08/20/46 2,267,721
1,370,948 Ginnie Mae II Pool 3 .000 09/20/46 1,250,524
5,612,846 Ginnie Mae II Pool 3 .500 09/20/46 5,225,713
2,699,866 Ginnie Mae II Pool 3 .000 10/20/46 2,457,147
1,494,225 Ginnie Mae II Pool 3 .000 12/20/46 1,360,676
9,337,142 Ginnie Mae II Pool 3 .000 01/20/47 8,503,299
1,062,696 Ginnie Mae II Pool 4 .000 01/20/47 1,024,642
2,290,457 Ginnie Mae II Pool 4 .000 04/20/47 2,208,200
2,445,213 Ginnie Mae II Pool 3 .500 05/20/47 2,272,475
1,239,767 Ginnie Mae II Pool 3 .500 06/20/47 1,155,952
1,568,948 Ginnie Mae II Pool 3 .000 07/20/47 1,427,376
2,833,523 Ginnie Mae II Pool 4 .500 07/20/47 2,818,594
2,937,614 Ginnie Mae II Pool 3 .000 08/20/47 2,668,033
3,294,935 Ginnie Mae II Pool 3 .500 08/20/47 3,071,655
5,811,613 Ginnie Mae II Pool 3 .000 09/20/47 5,285,464
7,408,592 Ginnie Mae II Pool 4 .000 09/20/47 7,136,400
5,260,792 Ginnie Mae II Pool 3 .500 11/20/47 4,898,668
5,946,966 Ginnie Mae II Pool 3 .500 12/20/47 5,541,526
2,483,854 Ginnie Mae II Pool 3 .500 01/20/48 2,304,412
3,095,489 Ginnie Mae II Pool 4 .000 05/20/48 2,983,950
2,293,712 Ginnie Mae II Pool 4 .000 06/20/48 2,203,974
5,344,364 Ginnie Mae II Pool 3 .500 07/20/48 4,941,575
2,416,555 Ginnie Mae II Pool 4 .000 08/20/48 2,320,545
1,608,549 Ginnie Mae II Pool 5 .000 08/20/48 1,635,081
1,528,111 Ginnie Mae II Pool 4 .500 09/20/48 1,515,337
1,289,027 Ginnie Mae II Pool 5 .000 10/20/48 1,312,208
1,071,741 Ginnie Mae II Pool 4 .500 11/20/48 1,061,844
3,903,293 Ginnie Mae II Pool 3 .500 12/20/48 3,620,693
2,445,317 Ginnie Mae II Pool 3 .500 04/20/49 2,255,567
8,297,133 Ginnie Mae II Pool 4 .500 04/20/49 8,250,631
2,542,562 Ginnie Mae II Pool 4 .000 05/20/49 2,433,872
1,611,952 Ginnie Mae II Pool 3 .500 06/20/49 1,489,097
3,690,324 Ginnie Mae II Pool 3 .500 09/20/49 3,405,248
2,634,531 Ginnie Mae II Pool 3 .500 11/20/49 2,429,924
21,314,401 Ginnie Mae II Pool 2 .500 12/20/49 18,454,917
23,087,989 Ginnie Mae II Pool 3 .000 02/20/50 20,808,356
5,651,758 Ginnie Mae II Pool 3 .500 02/20/50 5,212,996
8,001,011 Ginnie Mae II Pool 3 .500 04/20/50 7,376,559
7,798,628 Ginnie Mae II Pool 3 .000 05/20/50 7,021,286
3,940,581 Ginnie Mae II Pool 2 .000 08/20/50 3,265,962
7,911,582 Ginnie Mae II Pool 2 .500 08/20/50 6,835,496
12,758,939 Ginnie Mae II Pool 2 .500 10/20/50 11,037,055
30,480,865 Ginnie Mae II Pool 2 .000 11/20/50 25,253,874
14,433,065 Ginnie Mae II Pool 2 .500 12/20/50 12,460,954
19,935,216 Ginnie Mae II Pool 2 .000 01/20/51 16,516,000
4,950,085 Ginnie Mae II Pool 2 .500 01/20/51 4,275,176
17,735,863 Ginnie Mae II Pool 2 .000 02/20/51 14,693,136
3,417,592 Ginnie Mae II Pool 1 .500 04/20/51 2,700,792
14,055,736 Ginnie Mae II Pool 2 .000 04/20/51 11,644,364
8,168,944 Ginnie Mae II Pool 2 .500 04/20/51 7,050,471
12,001,195 Ginnie Mae II Pool 2 .500 05/20/51 10,357,573
11,978,860 Ginnie Mae II Pool 2 .000 06/20/51 9,923,792
2,866,507 Ginnie Mae II Pool 3 .000 06/20/51 2,578,993
45,515,751 Ginnie Mae II Pool 2 .500 07/20/51 39,281,778
5,176,362 Ginnie Mae II Pool 2 .000 08/20/51 4,288,316

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 21,565,395 Ginnie Mae II Pool 2 .500% 08/20/51 $ 18,611,715
6,451,952 Ginnie Mae II Pool 3 .000 08/20/51 5,804,814
30,795,000 Ginnie Mae II Pool 2 .500 09/20/51 26,577,096
8,908,467 Ginnie Mae II Pool 3 .000 09/20/51 8,014,937
1,916,469 Ginnie Mae II Pool 3 .000 10/20/51 1,724,245
74,916,179 Ginnie Mae II Pool 2 .000 11/20/51 62,063,719
1,858,740 Ginnie Mae II Pool 3 .500 11/20/51 1,706,454
14,485,444 Ginnie Mae II Pool 2 .000 12/20/51 12,000,352
9,145,991 Ginnie Mae II Pool 2 .500 12/20/51 7,893,243
10,889,070 Ginnie Mae II Pool 3 .000 12/20/51 9,796,883
3,489,494 Ginnie Mae II Pool 3 .500 01/20/52 3,211,217
8,661,199 Ginnie Mae II Pool 2 .500 02/20/52 7,474,861
6,572,902 Ginnie Mae II Pool 3 .500 02/20/52 6,031,446
7,915,068 Ginnie Mae II Pool 2 .000 04/20/52 6,557,175
2,638,123 Ginnie Mae II Pool 2 .500 04/20/52 2,276,772
3,969,701 Ginnie Mae II Pool 3 .000 04/20/52 3,571,535
14,051,066 Ginnie Mae II Pool 2 .000 05/20/52 11,640,495
6,245,449 Ginnie Mae II Pool 2 .500 05/20/52 5,389,991
6,909,601 Ginnie Mae II Pool 3 .000 05/20/52 6,216,560
7,487,756 Ginnie Mae II Pool 4 .000 05/20/52 7,137,519
6,167,872 Ginnie Mae II Pool 3 .000 06/20/52 5,549,227
8,422,999 Ginnie Mae II Pool 4 .000 06/20/52 8,028,142
2,605,595 Ginnie Mae II Pool 3 .000 07/20/52 2,344,251
2,612,270 Ginnie Mae II Pool 3 .500 07/20/52 2,402,057
3,748,380 Ginnie Mae II Pool 4 .500 07/20/52 3,679,943
3,755,970 Ginnie Mae II Pool 3 .500 08/20/52 3,442,200
7,702,753 Ginnie Mae II Pool 4 .000 08/20/52 7,327,357
5,467,129 Ginnie Mae II Pool 4 .500 08/20/52 5,367,310
3,647,999 Ginnie Mae II Pool 5 .000 08/20/52 3,655,629
1,367,284 Ginnie Mae II Pool 3 .500 09/20/52 1,262,748
3,520,048 Ginnie Mae II Pool 4 .000 09/20/52 3,353,213
22,179,800 Ginnie Mae II Pool 4 .500 09/20/52 21,767,978
3,668,487 Ginnie Mae II Pool 5 .000 09/20/52 3,678,505
6,444,021 Ginnie Mae II Pool 5 .500 09/20/52 6,558,473
11,747,226 Ginnie Mae II Pool 4 .000 10/20/52 11,174,718
1,749,566 Ginnie Mae II Pool 3 .500 11/20/52 1,604,174
3,884,584 Ginnie Mae II Pool 4 .500 11/20/52 3,811,858
16,382,465 Ginnie Mae II Pool 5 .000 11/20/52 16,409,153
6,925,590 Ginnie Mae II Pool 5 .500 11/20/52 7,057,452
4,417,190 Ginnie Mae II Pool 3 .500 12/20/52 4,051,504
929,911 Ginnie Mae II Pool 4 .000 12/20/52 885,741
2,027,346 Ginnie Mae II Pool 4 .500 12/20/52 1,988,398
5,868,937 Ginnie Mae II Pool 5 .500 12/20/52 5,976,065
3,067,572 Ginnie Mae II Pool 6 .000 12/20/52 3,151,305
5,206,637 Ginnie Mae II Pool 3 .500 01/20/53 4,789,109
2,235,147 Ginnie Mae II Pool 5 .000 01/20/53 2,238,207
4,540,087 Ginnie Mae II Pool 6 .000 01/20/53 4,662,291
2,559,897 Ginnie Mae II Pool 6 .500 01/20/53 2,659,241
4,459,378 Ginnie Mae II Pool 2 .500 02/20/53 3,858,267
3,865,873 Ginnie Mae II Pool 3 .000 02/20/53 3,493,076
1,657,892 Ginnie Mae II Pool 4 .000 02/20/53 1,579,641
3,736,679 Ginnie Mae II Pool 4 .500 02/20/53 3,663,050
4,664,916 Ginnie Mae II Pool 5 .000 02/20/53 4,680,495
4,082,518 Ginnie Mae II Pool 5 .500 02/20/53 4,152,660
2,505,365 Ginnie Mae II Pool 4 .500 03/20/53 2,455,999
11,196,148 Ginnie Mae II Pool 5 .000 03/20/53 11,202,776
4,015,946 Ginnie Mae II Pool 5 .500 03/20/53 4,082,574
1,983,435 Ginnie Mae II Pool 6 .000 03/20/53 2,035,203
8,025,677 Ginnie Mae II Pool 4 .000 04/20/53 7,646,454
1,845,786 Ginnie Mae II Pool 5 .000 04/20/53 1,848,645
1,886,460 Ginnie Mae II Pool 5 .500 04/20/53 1,916,830
1,395,361 Ginnie Mae II Pool 4 .500 05/20/53 1,366,673

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 9,910,595 Ginnie Mae II Pool 5 .000% 05/20/53 $ 9,914,526
2,761,845 Ginnie Mae II Pool 3 .500 06/20/53 2,542,698
13,378,671 Ginnie Mae II Pool 5 .500 06/20/53 13,590,110
2,743,486 Ginnie Mae II Pool 6 .500 06/20/53 2,846,806
9,894,421 Ginnie Mae II Pool 4 .500 07/20/53 9,688,740
6,933,793 Ginnie Mae II Pool 5 .000 07/20/53 6,945,727
9,769,349 Ginnie Mae II Pool 5 .500 07/20/53 9,928,554
5,161,282 Ginnie Mae II Pool 6 .000 07/20/53 5,285,458
9,936,854 Ginnie Mae II Pool 5 .500 08/20/53 10,094,879
1,712,525 Ginnie Mae II Pool 6 .000 08/20/53 1,759,104
897,482 Ginnie Mae II Pool 7 .000 08/20/53 928,999
4,366,344 Ginnie Mae II Pool 5 .000 09/20/53 4,374,990
7,132,041 Ginnie Mae II Pool 6 .000 09/20/53 7,300,720
4,903,065 Ginnie Mae II Pool 5 .000 10/20/53 4,920,083
8,559,996 Ginnie Mae II Pool 6 .000 11/20/53 8,737,124
5,530,376 Ginnie Mae II Pool 6 .500 11/20/53 5,725,681
2,090,343 Ginnie Mae II Pool 7 .000 11/20/53 2,158,351
2,140,876 Ginnie Mae II Pool 7 .000 12/20/53 2,218,599
3,260,089 Ginnie Mae II Pool 5 .500 01/20/54 3,305,198
4,401,261 Ginnie Mae II Pool 6 .000 01/20/54 4,500,142
5,669,321 Ginnie Mae II Pool 6 .500 01/20/54 5,872,264
2,882,393 Ginnie Mae II Pool 4 .500 02/20/54 2,811,247
7,852,755 Ginnie Mae II Pool 5 .000 02/20/54 7,867,539
4,734,070 Ginnie Mae II Pool 5 .500 02/20/54 4,789,092
1,716,577 Ginnie Mae II Pool 6 .000 02/20/54 1,756,631
1,315,799 Ginnie Mae II Pool 6 .500 02/20/54 1,362,900
2,875,479 Ginnie Mae II Pool 6 .000 03/20/54 2,932,304
4,653,251 Ginnie Mae II Pool 5 .000 04/20/54 4,655,098
2,481,084 Ginnie Mae II Pool 5 .500 04/20/54 2,514,487
4,275,076 Ginnie Mae II Pool 6 .000 04/20/54 4,359,560
2,798,916 Ginnie Mae II Pool 5 .000 05/20/54 2,797,146
14,070,656 Ginnie Mae II Pool 5 .500 05/20/54 14,234,199
2,466,989 Ginnie Mae II Pool 4 .500 06/20/54 2,406,346
6,517,629 Ginnie Mae II Pool 6 .000 06/20/54 6,652,436
2,361,614 Ginnie Mae II Pool 6 .500 06/20/54 2,445,069
5,185,197 Ginnie Mae II Pool 4 .500 07/20/54 5,056,539
8,049,007 Ginnie Mae II Pool 6 .000 07/20/54 8,208,075
4,666,974 Ginnie Mae II Pool 6 .500 07/20/54 4,827,469
16,913,190 Ginnie Mae II Pool 5 .500 08/20/54 17,109,781
9,046,100 Ginnie Mae II Pool 6 .000 08/20/54 9,233,207
13,841,689 Ginnie Mae II Pool 5 .500 09/20/54 14,002,580
6,009,623 Ginnie Mae II Pool 6 .000 09/20/54 6,128,391
9,970,805 Ginnie Mae II Pool 4 .500 10/20/54 9,722,363
4,733,312 Ginnie Mae II Pool 5 .000 10/20/54 4,727,891
3,596,301 Ginnie Mae II Pool 6 .500 10/20/54 3,720,551
11,398,782 Ginnie Mae II Pool 5 .000 11/20/54 11,379,603
7,007,909 Ginnie Mae II Pool 5 .500 11/20/54 7,095,917
1,388,234 Ginnie Mae II Pool 7 .000 11/20/54 1,432,184
19,370,903 Ginnie Mae II Pool 5 .000 12/20/54 19,347,721
1,743,060 Ginnie Mae II Pool 5 .500 12/20/54 1,763,321
2,821,652 Ginnie Mae II Pool 6 .500 12/20/54 2,918,691
5,116,859 Ginnie Mae II Pool 4 .500 01/20/55 4,989,346
5,870,195 Ginnie Mae II Pool 5 .000 02/20/55 5,860,318
5,069,307 Ginnie Mae II Pool 5 .000 05/20/55 5,063,241
9,828,126 Ginnie Mae II Pool 5 .500 05/20/55 9,930,824
9,552,280 Ginnie Mae II Pool 6 .000 05/20/55 9,741,099
5,026,818 Ginnie Mae II Pool 5 .000 06/20/55 5,020,673
9,809,716 Ginnie Mae II Pool 5 .500 06/20/55 9,911,678
15,802,672 Ginnie Mae II Pool 5 .500 07/20/55 15,966,928
4,834,834 Ginnie Mae II Pool 6 .000 07/20/55 4,936,082
9,657,719 Ginnie Mae II Pool 6 .000 08/20/55 9,860,213
4,776,666 Ginnie Mae II Pool 6 .500 08/20/55 4,940,894

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,604,487 Government National Mortgage Association (GNMA) 2 .500% 10/20/51 $ 4,836,851
5,630,294 Government National Mortgage Association (GNMA) 2 .500 11/20/51 4,859,113
5,399,960 Government National Mortgage Association (GNMA) 3 .000 11/20/51 4,858,337
TOTAL MORTGAGE BACKED 5,360,550,278
MUNICIPAL BONDS - 0.7%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 199,921
80,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 65,101
300,000 American Municipal Power, Inc 7 .834 02/15/41 354,168
445,000 American Municipal Power, Inc 6 .270 02/15/50 460,061
1,165,000 American Municipal Power, Inc 8 .084 02/15/50 1,466,487
490,000 Bay Area Toll Authority 6 .918 04/01/40 556,262
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,112,531
755,000 Bay Area Toll Authority 3 .126 04/01/55 501,779
200,000 Board of Regents of the University of Texas System 3 .852 08/15/46 166,928
700,000 Board of Regents of the University of Texas System 4 .794 08/15/46 663,929
750,000 Board of Regents of the University of Texas System 2 .439 08/15/49 467,613
340,000 California Earthquake Authority 5 .603 07/01/27 344,307
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 95,626
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 91,957
200,000 California Institute of Technology 4 .321 08/01/45 174,107
750,000 California Institute of Technology 3 .650 09/01/19 475,115
200,000 California State University 3 .899 11/01/47 164,946
1,000,000 California State University 2 .897 11/01/51 700,132
750,000 California State University 2 .975 11/01/51 501,617
950,000 California State University 2 .939 11/01/52 635,986
2,000,000 California State University 5 .183 11/01/53 1,903,322
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 740,818
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,143,233
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,503,312
120,000 Chicago O'Hare International Airport 4 .472 01/01/49 105,308
130,000 Chicago O'Hare International Airport 4 .572 01/01/54 113,595
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 580,339
690,000 City of Houston TX 3 .961 03/01/47 594,571
140,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue 4 .242 05/15/48 121,214
1,000,000 City of New York NY 4 .610 09/01/37 977,306
1,000,000 City of New York NY 5 .264 10/01/44 971,618
210,000 City of New York NY 6 .291 02/01/45 220,811
655,000 City of New York NY 5 .559 10/01/45 652,006
755,000 City of New York NY 5 .094 10/01/49 711,212
1,000,000 City of New York NY 5 .372 10/01/51 974,969
345,000 City of New York NY 5 .263 10/01/52 331,692
1,440,000 City of New York NY 5 .828 10/01/53 1,483,788
1,000,000 City of New York NY 5 .114 10/01/54 937,071
1,000,000 City of New York NY 5 .935 02/01/55 1,047,759
245,000 City of New York NY 6 .385 02/01/55 258,734
470,000 City of New York NY 5 .392 10/01/55 454,814
1,000,000 City of Riverside CA 3 .857 06/01/45 871,766
750,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .808 02/01/41 774,303
1,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .469 02/01/45 1,005,225
1,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .569 02/01/50 994,877
875,000 City of Tucson AZ 2 .856 07/01/47 647,715
200,000 Commonwealth Financing Authority 4 .014 06/01/33 196,215
100,000 Commonwealth Financing Authority 3 .864 06/01/38 92,870
100,000 Commonwealth Financing Authority 4 .144 06/01/38 94,514
645,000 Commonwealth Financing Authority 3 .807 06/01/41 561,171
825,000 Commonwealth Financing Authority 2 .991 06/01/42 638,529
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 999,156
197,819 Commonwealth of Massachusetts 4 .110 07/15/31 197,809
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 78,699
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 516,383
500,000 Commonwealth of Massachusetts Transportation Fund Revenue 5 .731 06/01/40 522,418
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 110,236

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 200,000 County of Clark Department of Aviation 6 .820% 07/01/45 $ 222,068
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 125,062
510,000 County of Miami-Dade Seaport Department 6 .224 11/01/55 526,607
1,000,000 County of Riverside CA 3 .818 02/15/38 947,039
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 1,019,455
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 696,605
250,000 Dallas Fort Worth International Airport 2 .994 11/01/38 215,819
235,000 Dallas Fort Worth International Airport 3 .089 11/01/40 191,892
100,000 Dallas Fort Worth International Airport 3 .144 11/01/45 76,606
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 184,879
210,000 Dallas Fort Worth International Airport 2 .919 11/01/50 147,210
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 192,995
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 384,212
350,000 Denver City & County School District No 4 .242 12/15/37 338,871
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 382,983
500,000 Duke University 2 .682 10/01/44 363,720
115,000 Duke University 3 .299 10/01/46 85,082
500,000 Duke University 2 .757 10/01/50 319,721
500,000 Duke University 2 .832 10/01/55 313,039
190,000 Empire State Development Corp 3 .900 03/15/33 190,701
810,000 Empire State Development Corp 3 .900 03/15/33 798,645
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 294,503
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 232,909
300,000 George Washington University 4 .300 09/15/44 254,908
200,000 George Washington University 4 .868 09/15/45 183,162
375,000 George Washington University 4 .126 09/15/48 305,674
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 850,007
490,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 412,545
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 334,702
450,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 411,508
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 732,230
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 672,939
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .651 01/15/46 161,171
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .086 09/15/51 135,790
200,000 Health & Educational Facilities Authority of the State of Missouri 3 .652 08/15/57 146,022
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,068,665
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 531,307
385,000 Indiana Finance Authority 3 .051 01/01/51 280,856
755,000 JobsOhio Beverage System 2 .833 01/01/38 635,832
15,000 JobsOhio Beverage System 2 .833 01/01/38 12,635
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,073,556
240,000 Los Angeles Community College District 6 .750 08/01/49 266,478
1,500,000 Los Angeles Department of Water & Power 6 .574 07/01/45 1,614,761
588,109 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .081 06/01/31 599,347
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .145 02/01/33 1,001,134
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .048 12/01/34 1,035,101
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .275 02/01/36 992,698
830,000 Louisiana Local Government Environmental Facilities & Community Development Auth 4 .475 08/01/39 811,757
1,000,000 Louisiana Local Government Environmental Facilities & Community Development Auth 5 .198 12/01/39 1,031,676
765,000 Maryland Economic Development Corp 5 .433 05/31/56 735,608
940,000 Maryland Economic Development Corp 5 .942 05/31/57 944,370
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .052 07/01/40 783,228
1,000,000 Maryland Health & Higher Educational Facilities Authority 3 .197 07/01/50 677,961
100,000 Massachusetts School Building Authority 5 .715 08/15/39 104,314
200,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4 .053 07/01/26 200,009
100,000 Metropolitan Government of Nashville & Davidson County Convention Center Auth 6 .731 07/01/43 106,615
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 1,018,883
1,010,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,188,724
25,000 Metropolitan Transportation Authority 5 .175 11/15/49 23,112
460,000 Metropolitan Water Reclamation District of Greater Chicago 5 .720 12/01/38 477,580
350,000 Michigan Finance Authority 3 .384 12/01/40 296,223
235,000 Michigan State University 4 .496 08/15/48 212,863

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 Michigan State University 4 .165% 08/15/22 $ 716,492
770,000 Michigan Strategic Fund 3 .225 09/01/47 591,254
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 513,115
232,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 251,186
462,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 504,040
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 989,188
1,335,000 New Jersey Turnpike Authority 7 .414 01/01/40 1,601,701
1,000,000 New Jersey Turnpike Authority 7 .102 01/01/41 1,169,612
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,323,856
2,000,000 New York City Transitional Finance Authority 4 .375 05/01/37 1,928,951
1,000,000 New York State Dormitory Authority 5 .228 07/01/35 1,040,108
130,000 New York State Dormitory Authority 5 .628 03/15/39 133,707
545,000 New York State Dormitory Authority 5 .600 03/15/40 558,257
200,000 New York State Dormitory Authority 4 .946 08/01/48 181,283
1,000,000 New York State Dormitory Authority 5 .832 07/01/55 1,046,680
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,100,763
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 446,633
523,807 Oklahoma Development Finance Authority 3 .877 05/01/37 515,229
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 482,565
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 708,099
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 230,622
308,897 Oregon School Boards Association 4 .759 06/30/28 311,569
186,886 Oregon School Boards Association 5 .680 06/30/28 191,170
1,000,000 Oregon State University 3 .424 03/01/60 703,421
2,500,000 Pennsylvania Economic Development Financing Authority 5 .689 06/01/54 2,518,284
500,000 Pennsylvania State University 2 .790 09/01/43 388,633
205,000 Pennsylvania State University 2 .840 09/01/50 138,615
300,000 Permanent University Fund-Texas A&M University System 3 .660 07/01/47 245,607
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 150,889
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,309,085
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 533,199
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 275,945
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 975,580
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 166,817
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 651,139
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 327,618
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,030,451
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 1,972,830
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 158,997
1,000,000 Port of Morrow OR 2 .543 09/01/40 771,295
1,000,000 Regents of the University of California Medical Center Pooled Revenue 4 .132 05/15/32 992,483
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .006 05/15/50 501,625
1,500,000 Regents of the University of California Medical Center Pooled Revenue 4 .563 05/15/53 1,300,774
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .256 05/15/60 487,063
750,000 Regents of the University of California Medical Center Pooled Revenue 3 .706 05/15/20 473,701
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 410,065
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 331,266
180,000 Sales Tax Securitization Corp 4 .637 01/01/40 176,185
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 926,031
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 172,226
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 805,883
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 184,647
100,000 Salt River Project Agricultural Improvement & Power District 4 .839 01/01/41 98,385
500,000 San Diego County Water Authority 6 .138 05/01/49 514,680
920,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 934,343
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 766,592
100,000 San Jose Redevelopment Agency Successor Agency 3 .375 08/01/34 94,121
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 727,676
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 368,214
2,000,000 State Board of Administration Finance Corp 5 .526 07/01/34 2,104,380
200,000 State of California 3 .500 04/01/28 199,579
2,000,000 State of California 4 .875 09/01/30 2,089,450

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 1,000,000 State of California 5 .750% 10/01/31 $ 1,089,659
1,000,000 State of California 6 .000 03/01/33 1,106,770
70,000 State of California 4 .500 04/01/33 71,136
230,000 State of California 4 .500 04/01/33 231,141
250,000 State of California 7 .500 04/01/34 291,885
1,000,000 State of California 5 .125 03/01/38 1,016,400
225,000 State of California 4 .600 04/01/38 229,181
1,285,000 State of California 7 .550 04/01/39 1,561,100
3,400,000 State of California 7 .300 10/01/39 3,960,551
2,740,000 State of California 7 .625 03/01/40 3,306,788
1,500,000 State of California 7 .600 11/01/40 1,838,116
595,000 State of California 5 .200 03/01/43 596,770
620,000 State of Connecticut 5 .850 03/15/32 667,116
5,191,667 State of Illinois 5 .100 06/01/33 5,323,083
996,154 State of Illinois 6 .725 04/01/35 1,055,779
46,911 State of Oregon 5 .892 06/01/27 47,676
600,000 State of Texas 4 .631 04/01/33 599,090
46,865 State of Texas 5 .517 04/01/39 48,077
1,000,000 State of Texas 4 .681 04/01/40 952,955
200,000 State of Wisconsin 3 .154 05/01/27 198,993
200,000 State of Wisconsin 3 .954 05/01/36 190,143
583,000 State Public School Building Authority 5 .000 09/15/27 594,447
100,000 Sumter Landing Community Development District 4 .172 10/01/47 90,478
837,307 Texas Natural Gas Securitization Finance Corp 5 .102 04/01/35 859,905
2,285,000 Texas Natural Gas Securitization Finance Corp 5 .169 04/01/41 2,332,638
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 344,455
150,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 150,237
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,217,978
100,000 The Ohio State University 4 .910 06/01/40 100,109
220,000 Trustees of Princeton University 5 .700 03/01/39 237,543
500,000 Trustees of the University of Pennsylvania 2 .396 10/01/50 293,720
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 81,923
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 313,574
205,000 United Nations Development Corp 6 .536 08/01/55 218,905
1,000,000 University of California 1 .316 05/15/27 968,004
500,000 University of California 3 .349 07/01/29 493,403
1,000,000 University of California 1 .614 05/15/30 908,899
200,000 University of California 3 .931 05/15/45 185,318
200,000 University of California 4 .131 05/15/45 183,872
1,500,000 University of California 3 .071 05/15/51 1,019,289
860,000 University of California 4 .858 05/15/12 714,912
200,000 University of California 4 .767 05/15/15 162,851
500,000 University of Chicago 2 .761 04/01/45 395,226
300,000 University of Chicago 4 .003 10/01/53 237,019
750,000 University of Michigan 2 .437 04/01/40 574,663
1,000,000 University of Michigan 3 .599 04/01/47 838,694
500,000 University of Michigan 2 .562 04/01/50 314,696
750,000 University of Michigan 3 .504 04/01/52 557,379
500,000 University of Michigan 3 .504 04/01/52 371,586
750,000 University of Michigan 4 .454 04/01/22 584,506
1,500,000 University of Minnesota 4 .048 04/01/52 1,209,408
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 360,057
300,000 University of Southern California 3 .028 10/01/39 249,809
200,000 University of Southern California 3 .841 10/01/47 160,338
500,000 University of Southern California 2 .805 10/01/50 318,344
200,000 University of Southern California 5 .250 10/01/11 185,283
1,000,000 University of Virginia 2 .256 09/01/50 585,398
1,600,000 University of Virginia 2 .584 11/01/51 989,765
500,000 University of Virginia 3 .227 09/01/19 286,115

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 375,000 Williamsburg Economic Development Authority 4 .957% 11/01/35 $ 376,801
TOTAL MUNICIPAL BONDS 154,868,335
U.S. TREASURY SECURITIES - 43.5%
55,000,000 United States Treasury Note 4 .250 12/31/26 55,383,687
77,000,000 United States Treasury Note 3 .750 06/30/27 77,297,774
15,000,000 United States Treasury Note 3 .875 10/15/27 15,100,195
20,000,000 United States Treasury Note 3 .500 10/31/27 20,004,688
30,000,000 United States Treasury Note 3 .875 07/15/28 30,253,125
80,500,000 United States Treasury Note 4 .125 10/31/29 81,877,305
110,500,000 United States Treasury Note 4 .125 11/30/29 112,407,851
40,000,000 United States Treasury Note 4 .375 12/31/29 41,068,750
27,000,000 United States Treasury Note 4 .250 01/31/30 27,600,117
7,200,000 United States Treasury Note 4 .000 03/31/30 7,291,688
47,750,000 United States Treasury Note 3 .875 04/30/30 48,123,047
190,000,000 United States Treasury Note 4 .000 05/31/30 192,419,532
110,000,000 United States Treasury Note 3 .875 06/30/30 110,829,297
38,500,000 United States Treasury Note 3 .875 07/31/30 38,784,238
15,000,000 United States Treasury Note 3 .625 10/31/30 14,936,719
15,000,000 United States Treasury Note 3 .500 11/30/30 14,848,828
62,000,000 United States Treasury Note 4 .125 11/30/31 62,932,422
48,000,000 United States Treasury Note 4 .500 12/31/31 49,672,500
60,000,000 United States Treasury Note 4 .375 01/31/32 61,668,750
20,000,000 United States Treasury Note 4 .125 02/29/32 20,282,031
5,000,000 United States Treasury Note 4 .000 04/30/32 5,032,422
70,000,000 United States Treasury Note 4 .125 06/30/32 70,401,953
10,000,000 United States Treasury Note 3 .875 09/30/32 9,969,141
30,000,000 United States Treasury Note 3 .750 10/31/32 29,667,188
2,500,000 United States Treasury Note 4 .625 11/15/44 2,449,805
3,250,000 United States Treasury Note 4 .500 11/15/54 3,065,410
36,950,000 United States Treasury Note 4 .625 02/15/55 35,591,799
19,800,000 United States Treasury Note 4 .750 05/15/55 19,456,594
60,000,000 United States Treasury Note/Bond 0 .875 09/30/26 58,816,099
0 United States Treasury Note/Bond 4 .625 11/15/26 0
38,000,000 United States Treasury Note/Bond 4 .250 11/30/26 38,232,798
30,000,000 United States Treasury Note/Bond 4 .375 12/15/26 30,235,325
81,000,000 United States Treasury Note/Bond 1 .250 12/31/26 79,205,970
89,500,000 United States Treasury Note/Bond 1 .750 12/31/26 87,963,804
72,000,000 United States Treasury Note/Bond 1 .500 01/31/27 70,461,562
10,000,000 United States Treasury Note/Bond 4 .125 01/31/27 10,062,109
30,000,000 United States Treasury Note/Bond 4 .125 02/15/27 30,196,875
87,000,000 United States Treasury Note/Bond 1 .875 02/28/27 85,392,539
45,000,000 United States Treasury Note/Bond 4 .250 03/15/27 45,381,445
97,000,000 United States Treasury Note/Bond 2 .500 03/31/27 95,798,867
75,000,000 United States Treasury Note/Bond 3 .875 03/31/27 75,325,196
50,000,000 United States Treasury Note/Bond 4 .500 04/15/27 50,615,235
11,000,000 United States Treasury Note/Bond 2 .750 04/30/27 10,893,438
1,000,000 United States Treasury Note/Bond 3 .750 04/30/27 1,003,125
30,000,000 United States Treasury Note/Bond 4 .500 05/15/27 30,398,438
40,000,000 United States Treasury Note/Bond 2 .625 05/31/27 39,521,875
47,600,000 United States Treasury Note/Bond 4 .625 06/15/27 48,360,484
5,000,000 United States Treasury Note/Bond 0 .500 06/30/27 4,784,570
96,000,000 United States Treasury Note/Bond 3 .250 06/30/27 95,670,000
111,000,000 United States Treasury Note/Bond 2 .750 07/31/27 109,746,914
30,500,000 United States Treasury Note/Bond 3 .875 07/31/27 30,677,519
46,000,000 United States Treasury Note/Bond 2 .250 08/15/27 45,105,156
120,000,000 United States Treasury Note/Bond 3 .750 08/15/27 120,496,874
48,000,000 United States Treasury Note/Bond 3 .125 08/31/27 47,724,375
30,000,000 United States Treasury Note/Bond 3 .625 08/31/27 30,066,797
30,000,000 United States Treasury Note/Bond 3 .375 09/15/27 29,944,922
25,000,000 United States Treasury Note/Bond 3 .500 09/30/27 25,004,883
58,000,000 United States Treasury Note/Bond 4 .125 09/30/27 58,620,781
163,000,000 United States Treasury Note/Bond 4 .125 10/31/27 164,808,281

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 65,000,000 United States Treasury Note/Bond 4 .125% 11/15/27 $ 65,741,406
75,000,000 United States Treasury Note/Bond 0 .625 11/30/27 71,074,219
128,500,000 United States Treasury Note/Bond 3 .875 11/30/27 129,413,554
37,000,000 United States Treasury Note/Bond 3 .875 12/31/27 37,276,055
54,000,000 United States Treasury Note/Bond 3 .500 01/31/28 54,010,547
48,800,000 United States Treasury Note/Bond 2 .750 02/15/28 48,064,188
86,000,000 United States Treasury Note/Bond 4 .000 02/29/28 86,896,953
14,500,000 United States Treasury Note/Bond 3 .625 03/31/28 14,538,516
10,000,000 United States Treasury Note/Bond 3 .750 04/15/28 10,051,953
14,000,000 United States Treasury Note/Bond 3 .500 04/30/28 13,997,813
66,000,000 United States Treasury Note/Bond 2 .875 05/15/28 65,058,985
98,000,000 United States Treasury Note/Bond 3 .750 05/15/28 98,532,110
116,000,000 United States Treasury Note/Bond 3 .625 05/31/28 116,303,594
90,000,000 United States Treasury Note/Bond 3 .875 06/15/28 90,773,438
20,000,000 United States Treasury Note/Bond 1 .250 06/30/28 18,928,906
71,500,000 United States Treasury Note/Bond 4 .000 06/30/28 72,337,891
81,000,000 United States Treasury Note/Bond 4 .125 07/31/28 82,208,672
50,000,000 United States Treasury Note/Bond 1 .125 08/31/28 46,970,703
40,000,000 United States Treasury Note/Bond 4 .375 08/31/28 40,845,312
24,000,000 United States Treasury Note/Bond 4 .625 09/30/28 24,678,750
10,000,000 United States Treasury Note/Bond 1 .375 10/31/28 9,421,094
98,000,000 United States Treasury Note/Bond 4 .875 10/31/28 101,472,110
85,000,000 United States Treasury Note/Bond 3 .125 11/15/28 84,050,390
70,000,000 United States Treasury Note/Bond 1 .500 11/30/28 66,067,968
47,500,000 United States Treasury Note/Bond 4 .375 11/30/28 48,578,027
75,000,000 United States Treasury Note/Bond 3 .750 12/31/28 75,424,805
50,000,000 United States Treasury Note/Bond 1 .750 01/31/29 47,375,000
84,500,000 United States Treasury Note/Bond 4 .000 01/31/29 85,576,055
50,000,000 United States Treasury Note/Bond 2 .625 02/15/29 48,617,188
112,500,000 United States Treasury Note/Bond 4 .250 02/28/29 114,776,368
50,000,000 United States Treasury Note/Bond 2 .375 03/31/29 48,171,875
81,000,000 United States Treasury Note/Bond 4 .125 03/31/29 82,341,563
30,000,000 United States Treasury Note/Bond 2 .875 04/30/29 29,336,719
135,000,000 United States Treasury Note/Bond 4 .625 04/30/29 139,361,133
92,000,000 United States Treasury Note/Bond 2 .375 05/15/29 88,456,563
50,000,000 United States Treasury Note/Bond 2 .750 05/31/29 48,660,156
162,000,000 United States Treasury Note/Bond 4 .500 05/31/29 166,657,500
107,500,000 United States Treasury Note/Bond 4 .250 06/30/29 109,771,777
136,500,000 United States Treasury Note/Bond 4 .000 07/31/29 138,264,903
22,000,000 United States Treasury Note/Bond 1 .625 08/15/29 20,536,484
79,000,000 United States Treasury Note/Bond 3 .625 08/31/29 78,987,656
44,000,000 United States Treasury Note/Bond 3 .500 09/30/29 43,795,469
44,000,000 United States Treasury Note/Bond 4 .000 10/31/29 44,575,781
50,000,000 United States Treasury Note/Bond 3 .875 11/30/29 50,417,969
15,000,000 United States Treasury Note/Bond 3 .500 01/31/30 14,913,867
5,000,000 United States Treasury Note/Bond 4 .000 02/28/30 5,063,672
50,000,000 United States Treasury Note/Bond 3 .625 03/31/30 49,906,250
42,000,000 United States Treasury Note/Bond 3 .500 04/30/30 41,696,484
50,000,000 United States Treasury Note/Bond 0 .625 05/15/30 43,876,953
49,000,000 United States Treasury Note/Bond 3 .750 05/31/30 49,120,586
75,000,000 United States Treasury Note/Bond 3 .750 06/30/30 75,178,711
71,000,000 United States Treasury Note/Bond 4 .000 07/31/30 71,901,367
37,000,000 United States Treasury Note/Bond 0 .625 08/15/30 32,195,781
32,750,000 United States Treasury Note/Bond 4 .125 08/31/30 33,325,683
20,000,000 United States Treasury Note/Bond 4 .625 09/30/30 20,782,812
20,000,000 United States Treasury Note/Bond 4 .875 10/31/30 21,009,375
98,000,000 United States Treasury Note/Bond 3 .625 12/31/30 97,532,969
30,000,000 United States Treasury Note/Bond 4 .000 01/31/31 30,345,703
30,000,000 United States Treasury Note/Bond 1 .125 02/15/31 26,412,891
35,000,000 United States Treasury Note/Bond 4 .125 03/31/31 35,594,727
111,000,000 United States Treasury Note/Bond 1 .625 05/15/31 99,444,727
8,000,000 United States Treasury Note/Bond 4 .625 05/31/31 8,326,875

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 25,000,000 United States Treasury Note/Bond 4 .250% 06/30/31 $ 25,566,406
56,000,000 United States Treasury Note/Bond 4 .125 07/31/31 56,910,000
39,000,000 United States Treasury Note/Bond 1 .250 08/15/31 33,977,227
9,000,000 United States Treasury Note/Bond 3 .750 08/31/31 8,970,117
110,000,000 United States Treasury Note/Bond 3 .625 09/30/31 108,900,000
18,200,000 United States Treasury Note/Bond 1 .375 11/15/31 15,853,195
48,500,000 United States Treasury Note/Bond 1 .875 02/15/32 43,254,043
7,000,000 United States Treasury Note/Bond 4 .125 03/31/32 7,095,977
41,000,000 United States Treasury Note/Bond 2 .875 05/15/32 38,658,515
100,000,000 United States Treasury Note/Bond 4 .125 05/31/32 101,312,500
60,500,000 United States Treasury Note/Bond 2 .750 08/15/32 56,394,981
35,000,000 United States Treasury Note/Bond 3 .875 08/31/32 34,908,398
18,000,000 United States Treasury Note/Bond 4 .125 11/15/32 18,206,016
10,000,000 United States Treasury Note/Bond 3 .750 11/30/32 9,884,375
4,000,000 United States Treasury Note/Bond 3 .500 02/15/33 3,887,344
93,250,000 United States Treasury Note/Bond 3 .375 05/15/33 89,647,490
66,510,000 United States Treasury Note/Bond 3 .875 08/15/33 65,956,616
54,000,000 United States Treasury Note/Bond 4 .500 11/15/33 55,757,109
88,000,000 United States Treasury Note/Bond 4 .000 02/15/34 87,725,000
71,500,000 United States Treasury Note/Bond 4 .000 11/15/35 70,472,188
21,250,000 United States Treasury Note/Bond 4 .500 02/15/36 21,932,324
22,400,000 United States Treasury Note/Bond 5 .000 05/15/37 23,973,250
154,483,000 United States Treasury Note/Bond 3 .500 02/15/39 140,760,566
2,000,000 United States Treasury Note/Bond 4 .500 08/15/39 2,003,437
44,850,000 United States Treasury Note/Bond 4 .375 11/15/39 44,245,576
57,000,000 United States Treasury Note/Bond 1 .125 05/15/40 36,166,055
32,500,000 United States Treasury Note/Bond 1 .125 08/15/40 20,411,524
17,585,000 United States Treasury Note/Bond 3 .875 08/15/40 16,286,045
127,500,000 United States Treasury Note/Bond 1 .375 11/15/40 82,755,469
11,185,000 United States Treasury Note/Bond 4 .250 11/15/40 10,791,777
76,500,000 United States Treasury Note/Bond 1 .875 02/15/41 53,442,422
76,000,000 United States Treasury Note/Bond 2 .250 05/15/41 55,898,594
26,350,000 United States Treasury Note/Bond 4 .375 05/15/41 25,674,781
70,000,000 United States Treasury Note/Bond 1 .750 08/15/41 47,230,859
10,000,000 United States Treasury Note/Bond 3 .750 08/15/41 9,012,500
21,150,000 United States Treasury Note/Bond 2 .000 11/15/41 14,761,213
48,300,000 United States Treasury Note/Bond 3 .125 11/15/41 39,943,723
13,500,000 United States Treasury Note/Bond 2 .375 02/15/42 9,937,266
18,550,000 United States Treasury Note/Bond 3 .125 02/15/42 15,263,896
22,000,000 United States Treasury Note/Bond 3 .000 05/15/42 17,703,984
5,500,000 United States Treasury Note/Bond 3 .250 05/15/42 4,586,914
20,000,000 United States Treasury Note/Bond 2 .750 08/15/42 15,438,281
70,000,000 United States Treasury Note/Bond 3 .375 08/15/42 59,150,000
62,300,000 United States Treasury Note/Bond 4 .000 11/15/42 57,101,844
40,300,000 United States Treasury Note/Bond 3 .875 02/15/43 36,254,258
10,250,000 United States Treasury Note/Bond 2 .875 05/15/43 7,956,963
73,500,000 United States Treasury Note/Bond 3 .875 05/15/43 65,934,668
20,500,000 United States Treasury Note/Bond 4 .375 08/15/43 19,581,504
76,800,000 United States Treasury Note/Bond 4 .750 11/15/43 76,809,000
91,000,000 United States Treasury Note/Bond 4 .500 02/15/44 88,035,391
32,000,000 United States Treasury Note/Bond 4 .625 05/15/44 31,417,500
4,750,000 United States Treasury Note/Bond 4 .125 08/15/44 4,359,424
16,000,000 United States Treasury Note/Bond 2 .500 02/15/45 11,331,250
6,000,000 United States Treasury Note/Bond 2 .875 08/15/45 4,500,469
31,500,000 United States Treasury Note/Bond 4 .625 11/15/45 30,781,406
7,000,000 United States Treasury Note/Bond 2 .500 05/15/46 4,855,156
13,300,000 United States Treasury Note/Bond 2 .875 11/15/46 9,821,219
13,000,000 United States Treasury Note/Bond 3 .000 02/15/47 9,787,070
12,000,000 United States Treasury Note/Bond 2 .750 08/15/47 8,573,437
45,000,000 United States Treasury Note/Bond 2 .750 11/15/47 32,057,226
38,500,000 United States Treasury Note/Bond 3 .000 02/15/48 28,649,414
48,500,000 United States Treasury Note/Bond 3 .125 05/15/48 36,835,371

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 35,500,000 United States Treasury Note/Bond 3 .000% 08/15/48 $ 26,285,254
35,000,000 United States Treasury Note/Bond 3 .375 11/15/48 27,692,383
82,500,000 United States Treasury Note/Bond 3 .000 02/15/49 60,772,851
10,500,000 United States Treasury Note/Bond 2 .875 05/15/49 7,532,520
7,500,000 United States Treasury Note/Bond 2 .250 08/15/49 4,703,613
8,615,000 United States Treasury Note/Bond 2 .375 11/15/49 5,533,455
35,850,000 United States Treasury Note/Bond 1 .250 05/15/50 17,160,387
28,000,000 United States Treasury Note/Bond 1 .375 08/15/50 13,767,031
68,500,000 United States Treasury Note/Bond 1 .625 11/15/50 35,962,500
50,000,000 United States Treasury Note/Bond 1 .875 02/15/51 27,941,406
52,500,000 United States Treasury Note/Bond 2 .375 05/15/51 33,085,254
44,575,000 United States Treasury Note/Bond 2 .000 08/15/51 25,534,858
47,500,000 United States Treasury Note/Bond 1 .875 11/15/51 26,254,883
45,000,000 United States Treasury Note/Bond 2 .250 02/15/52 27,302,344
29,000,000 United States Treasury Note/Bond 2 .875 05/15/52 20,263,750
30,000,000 United States Treasury Note/Bond 3 .000 08/15/52 21,486,328
55,250,000 United States Treasury Note/Bond 4 .000 11/15/52 47,909,951
34,600,000 United States Treasury Note/Bond 3 .625 02/15/53 28,012,485
94,000,000 United States Treasury Note/Bond 3 .625 05/15/53 76,040,859
56,000,000 United States Treasury Note/Bond 4 .125 08/15/53 49,573,125
55,000,000 United States Treasury Note/Bond 4 .750 11/15/53 53,992,383
83,000,000 United States Treasury Note/Bond 4 .250 02/15/54 75,037,187
62,250,000 United States Treasury Note/Bond 4 .625 05/15/54 59,952,100
39,000,000 United States Treasury Note/Bond 4 .250 08/15/54 35,261,484
9,500,000 United States Treasury Note/Bond 4 .750 08/15/55 9,339,688
40,000,000 United States Treasury Note/Bond 4 .625 11/15/55 38,537,500
TOTAL U.S. TREASURY SECURITIES 9,744,246,765
TOTAL GOVERNMENT BONDS
(Cost $16,935,590,185) 15,923,963,907
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 2.6%
ASSET BACKED - 0.6%
475,000 Ally Auto Receivables Trust, Series 2024 1 4 .940 10/15/29 482,757
420,000 Ally Auto Receivables Trust, Series 2025 1 4 .080 06/16/31 422,765
109,983 American Airlines Pass Through Trust, Series 2015 2 3 .600 09/22/27 108,912
114,387 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 113,173
336,088 American Airlines Pass Through Trust, Series 2016 2 3 .200 06/15/28 328,593
473,285 American Airlines Pass Through Trust, Series 2016 3 3 .000 10/15/28 457,414
177,375 American Airlines Pass Through Trust, Series 2017 1 3 .650 02/15/29 174,200
526,176 American Airlines Pass Through Trust, Series 2020 A 3 .150 02/15/32 497,346
950,000 American Express Credit Account Master Trust, Series 2024 3 4 .650 07/15/29 963,002
2,000,000 American Express Credit Account Master Trust, Series 2025 1 4 .560 12/17/29 2,032,352
500,000 American Express Credit Account Master Trust, Series 2025 2 4 .280 04/15/30 505,707
1,000,000 American Express Credit Account Master Trust, Series 2023 2 4 .800 05/15/30 1,023,880
1,595,000 American Express Credit Account Master Trust, Series 2025 4 4 .300 07/15/30 1,615,692
500,000 American Express Credit Account Master Trust, Series 2023 4 5 .150 09/16/30 516,757
1,665,000 American Express Credit Account Master Trust Series, Series 2025 5 4 .510 07/15/32 1,700,619
10,552 AmeriCredit Automobile Receivables Trust, Series 2021 2 1 .010 01/19/27 10,536
714,615 AmeriCredit Automobile Receivables Trust, Series 2023 2 5 .810 05/18/28 719,348
1,000,000 BA Credit Card Trust, Series 2023 A2 4 .980 11/15/28 1,010,380
2,210,000 BA Credit Card Trust, Series 2025 A1 4 .310 05/15/30 2,236,571
1,000,000 Benchmark Mortgage Trust, Series 2025 V18 5 .184 10/15/58 1,030,674
475,000 BMW Vehicle Lease Trust, Series 2024 2 4 .210 02/25/28 476,960
1,000,000 BMW Vehicle Lease Trust, Series 2025 2 4 .030 05/25/29 1,002,704
1,000,000 BMW Vehicle Owner Trust, Series 2023 A 5 .250 11/26/29 1,015,055
455,000 BMW Vehicle Owner Trust, Series 2024 A 5 .040 04/25/31 464,747
10,000,000 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .523 05/15/52 9,768,044
5,024,015 Cantor Commercial Real Estate Lending, Series 2019 CF1 3 .623 05/15/52 4,964,137
3,000,000 Capital One MExecution Trust, Series 2024 A1 3 .920 09/15/29 3,008,399
500,000 Capital One MExecution Trust, Series 2025 A1 3 .820 09/15/30 500,286
500,000 Capital One MExecution Trust, Series 2025 A2 4 .020 09/15/32 500,101

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 895,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .620% 07/16/29 $ 903,553
500,000 Capital One Prime Auto Receivables Trust, Series 2024 1 4 .660 01/15/30 507,981
450,000 Carmax Auto Owner Trust, Series 2025 1 4 .950 08/15/30 460,130
500,000 Carmax Auto Owner Trust, Series 2025 3 4 .470 01/15/31 506,092
700,000 CarMax Auto Owner Trust, Series 2022 1 2 .200 11/15/27 696,750
553,084 CarMax Auto Owner Trust, Series 2023 4 6 .000 07/17/28 560,217
750,000 CarMax Auto Owner Trust, Series 2023 4 5 .960 05/15/29 771,828
1,000,000 CarMax Auto Owner Trust, Series 2024 1 4 .940 08/15/29 1,016,579
1,000,000 CarMax Auto Owner Trust, Series 2024 2 5 .510 11/15/29 1,027,660
1,000,000 CarMax Auto Owner Trust, Series 2024 4 4 .640 04/15/30 1,013,761
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .000 02/10/28 494,782
500,000 Carvana Auto Receivables Trust, Series 2022 P1 3 .300 04/10/28 493,213
1,000,000 Carvana Auto Receivables Trust, Series 2024 P3 4 .310 09/10/30 1,006,560
450,000 Carvana Auto Receivables Trust, Series 2024 P4 4 .740 12/10/30 457,384
2,040,000 Chase Issuance Trust, Series 2025 A1 4 .160 07/15/30 2,059,827
1,500,000 Chase Issuance Trust, Series 2023 A2 5 .080 09/15/30 1,551,258
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A1 4 .300 06/21/30 3,034,836
3,000,000 Citibank Credit Card Issuance Trust, Series 2025 A2 4 .490 06/21/32 3,057,973
555,000 CNH Equipment Trust, Series 2023 B 5 .460 03/17/31 572,426
575,000 CNH Equipment Trust, Series 2024 A 4 .800 07/15/31 585,080
1,000,000 CNH Equipment Trust, Series 2024 B 5 .230 11/17/31 1,031,207
1,000,000 CNH Equipment Trust, Series 2024 C 4 .120 03/15/32 1,005,703
910,000 CNH Equipment Trust, Series 2025 A 4 .540 09/15/32 924,483
475,000 Daimler Trucks Retail Trust, Series 2024 1 5 .560 07/15/31 483,586
70,475 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 69,659
201,340 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 192,291
1,500,000 Discover Card Execution Note Trust, Series 2021 A2 1 .030 09/15/28 1,471,578
651,711 Exeter Automobile Receivables Trust, Series 2022 1A 3 .020 06/15/28 648,707
732,637 FedEx Corp Pass Through Trust, Series 2020 1 1 .875 02/20/34 639,215
455,000 Ford Credit Auto Lease Trust, Series 2025 A 4 .720 06/15/28 458,827
500,000 Ford Credit Auto Lease Trust, Series 2025 B 4 .230 12/15/28 503,251
1,000,000 Ford Credit Auto Owner Trust, Series 2023 C 5 .490 05/15/29 1,022,140
1,000,000 Ford Credit Auto Owner Trust, Series 2024 A 5 .010 09/15/29 1,019,626
710,000 Ford Credit Auto Owner Trust, Series 2024 C 4 .110 07/15/30 713,955
500,000 Ford Credit Auto Owner Trust, Series 2024 D 4 .660 09/15/30 509,606
500,000 Ford Credit Auto Owner Trust, Series 2025 B 3 .950 07/15/31 500,800
710,000 (b) Ford Credit Floorplan Master Owner Trust A, Series 2024 3 4 .300 09/15/29 715,726
435,000 Ford Credit Floorplan Master Owner Trust A, Series 2025 2 4 .060 09/15/30 436,283
975,000 (b) Ford Credit Floorplan Master Owner Trust A Series, Series 2024 1 5 .290 04/15/29 992,246
677,445 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K548 4 .320 09/25/30 684,353
500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 172 4 .581 08/25/35 502,795
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 173 4 .600 09/25/35 1,006,990
870,000 Gm Financial Automobile Leasing Trust, Series 2025 2 4 .640 04/20/29 880,707
500,000 GM Financial Automobile Leasing Trust, Series 2025 3 4 .200 08/20/29 502,151
485,000 Gm Financial Consumer Automobile Receivables Trust, Series 2025 3 4 .300 09/16/31 490,365
501,123 GM Financial Consumer Automobile Receivables Trust, Series 2023 4 5 .780 08/16/28 506,173
1,000,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 1 4 .860 06/18/29 1,015,901
450,000 GM Financial Consumer Automobile Receivables Trust, Series 2025 1 4 .730 08/16/30 458,769
1,000,000 Harley-Davidson Motorcycle Trust, Series 2024 A 5 .290 12/15/31 1,024,214
620,000 Harley-Davidson Motorcycle Trust, Series 2024 B 4 .280 04/15/32 624,171
1,000,000 Honda Auto Receivables Owner Trust, Series 2024 4 4 .330 05/15/29 1,005,533
500,000 Honda Auto Receivables Owner Trust, Series 2023 4 5 .660 02/21/30 510,105
1,500,000 Honda Auto Receivables Owner Trust, Series 2024 1 5 .170 05/15/30 1,526,282
795,000 Honda Auto Receivables Owner Trust, Series 2024 2 5 .210 07/18/30 813,132
475,000 Honda Auto Receivables Owner Trust, Series 2024 3 4 .510 11/21/30 480,126
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .640 05/21/31 1,017,155
500,000 Honda Auto Receivables Owner Trust, Series 2025 3 4 .100 11/21/31 502,577
1,000,000 Hyundai Auto Receivables Trust, Series 2023 B 5 .310 08/15/29 1,015,040
475,000 Hyundai Auto Receivables Trust, Series 2023 C 5 .550 12/17/29 486,618
380,000 Hyundai Auto Receivables Trust, Series 2024 B 4 .740 09/16/30 386,546
1,000,000 Hyundai Auto Receivables Trust, Series 2024 A 4 .920 01/15/31 1,019,841
1,000,000 Hyundai Auto Receivables Trust, Series 2025 A 4 .400 04/15/31 1,012,279

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 865,000 Hyundai Auto Receivables Trust, Series 2025 C 3 .890% 01/15/32 $ 864,407
359,782 JetBlue Pass Through Trust, Series 2019 1 2 .750 05/15/32 322,758
672,815 JetBlue Pass Through Trust, Series 2020 1 4 .000 11/15/32 640,511
500,000 John Deere Owner Trust, Series 2025 B 4 .170 12/17/29 503,900
1,000,000 John Deere Owner Trust, Series 2023 B 5 .110 05/15/30 1,013,675
1,000,000 John Deere Owner Trust, Series 2023 C 5 .390 08/15/30 1,019,482
1,000,000 John Deere Owner Trust, Series 2024 B 5 .190 05/15/31 1,025,859
475,000 John Deere Owner Trust, Series 2024 C 4 .150 08/15/31 477,390
1,000,000 John Deere Owner Trust 2024, Series 2024 A 4 .910 02/18/31 1,018,247
750,000 John Deere Owner Trust 2025, Series 2025 A 4 .230 09/17/29 755,595
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 A 5 .320 02/15/30 482,812
475,000 Mercedes-Benz Auto Lease Trust, Series 2024 B 4 .220 06/17/30 477,326
1,000,000 Mercedes-Benz Auto Receivables Trust, Series 2022 1 5 .250 02/15/29 1,010,159
450,000 Mercedes-Benz Auto Receivables Trust, Series 2025 1 4 .920 04/15/31 461,111
905,000 Mercedes-Benz Auto Receivables Trust, Series 2024 1 4 .790 07/15/31 921,426
500,000 Morgan Stanley BAML Trust, Series 2025 5C2 5 .107 11/15/58 512,920
1,000,000 Nissan Auto Lease Trust, Series 2025 A 4 .750 03/15/28 1,012,176
1,000,000 Nissan Auto Lease Trust, Series 2024 B 4 .960 08/15/28 1,013,411
940,000 Nissan Auto Receivables Owner Trust, Series 2024 A 5 .180 04/15/31 960,049
475,000 Nissan Auto Receivables Owner Trust, Series 2024 B 4 .350 09/15/31 479,144
59,917 Santander Drive Auto Receivables Trust, Series 2022 7 5 .950 01/17/28 59,975
308,278 Santander Drive Auto Receivables Trust, Series 2023 5 6 .020 09/15/28 309,143
1,000,000 Santander Drive Auto Receivables Trust, Series 2024 1 5 .230 12/15/28 1,004,444
1,715,000 Santander Drive Auto Receivables Trust, Series 2025 2 4 .670 08/15/29 1,724,392
500,000 Santander Drive Auto Receivables Trust, Series 2022 7 6 .690 03/17/31 510,019
955,000 Synchrony Card Funding LLC, Series 2024 A1 5 .040 03/15/30 968,312
1,230,000 Toyota Auto Receivables Owner, Series 2023 D 5 .490 03/15/29 1,264,203
1,145,000 Toyota Auto Receivables Owner Trust, Series 2024 B 5 .280 07/16/29 1,174,352
1,000,000 Toyota Auto Receivables Owner Trust, Series 2024 C 4 .830 11/15/29 1,018,009
700,000 Toyota Auto Receivables Owner Trust, Series 2024 D 4 .430 04/15/30 708,847
910,000 Toyota Auto Receivables Owner Trust, Series 2025 A 4 .760 05/15/30 928,045
415,000 Toyota Auto Receivables Owner Trust, Series 2025 C 4 .190 01/15/31 418,348
131,330 Union Pacific Railroad Co Pass Through Trust, Series 2015 1 2 .695 05/12/27 129,017
850,146 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 871,698
108,129 United Airlines Pass Through Trust, Series 2015 1 3 .450 12/01/27 106,559
115,575 United Airlines Pass Through Trust, Series 2016 1 3 .100 07/07/28 112,595
115,575 United Airlines Pass Through Trust, Series 2016 1 3 .450 07/07/28 112,654
240,886 United Airlines Pass Through Trust, Series 2016 2 2 .875 10/07/28 232,223
975,894 United Airlines Pass Through Trust, Series 2018 1 3 .500 03/01/30 942,658
253,784 United Airlines Pass Through Trust, Series 2019 1 4 .150 08/25/31 249,187
182,841 United Airlines Pass Through Trust, Series 2019 2 2 .700 05/01/32 167,807
1,625,000 Verizon Master Trust, Series 2024 3 5 .340 04/22/30 1,656,682
1,000,000 Verizon Master Trust, Series 2024 6 4 .170 08/20/30 1,006,093
1,425,000 Verizon Master Trust, Series 2025 5 4 .400 06/20/31 1,442,421
2,730,000 Verizon Master Trust Series, Series 2024 4 5 .210 06/20/29 2,746,113
475,000 Volkswagen Auto Lease Trust, Series 2024 A 5 .200 12/20/28 479,462
500,000 Volkswagen Auto Lease Trust, Series 2025 A 4 .560 03/20/30 506,432
1,000,000 Volkswagen Auto Loan Enhanced, Series 2023 2 5 .570 04/22/30 1,024,020
500,000 Volkswagen Auto Loan Enhanced Trust, Series 2024 1 4 .630 07/20/29 506,196
1,000,000 Volkswagen Auto Loan Enhanced Trust, Series 2023 1 5 .010 01/22/30 1,012,103
500,000 Wells Fargo Commercial Mortgag, Series 2025 C65 4 .999 10/15/58 502,752
3,000,000 WF Card Issuance Trust, Series 2024 A1 4 .940 02/15/29 3,039,716
1,000,000 WF Card Issuance Trust, Series 2024 A2 4 .290 10/15/29 1,009,687
1,000,000 World Omni Auto Receivables Trust, Series 2023 D 5 .850 08/15/29 1,026,963
1,000,000 World Omni Auto Receivables Trust, Series 2024 A 4 .840 10/15/29 1,014,465
1,000,000 World Omni Auto Receivables Trust, Series 2024 C 4 .440 05/15/30 1,008,669
1,000,000 World Omni Auto Receivables Trust, Series 2024 B 5 .230 07/15/30 1,022,838
1,000,000 World Omni Auto Receivables Trust, Series 2025 A 4 .860 11/15/30 1,020,386
500,000 World Omni Auto Receivables Trust, Series 2025 C 4 .190 11/17/31 503,588
1,000,000 World Omni Automobile Lease Securitization Trust, Series 2025 A 4 .420 04/17/28 1,008,307

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 950,000 World Omni Select Auto Trust, Series 2024 A 4 .980% 02/15/30 $ 954,758
TOTAL ASSET BACKED 139,716,209
OTHER MORTGAGE BACKED - 2.0%
2,500,000 BANK, Series 2020 BN30 1 .650 12/15/53 2,235,077
1,500,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,324,593
500,000 (e) BANK, Series 2020 BN30 2 .111 12/15/53 434,490
500,000 (e) BANK, Series 2020 BN30 2 .445 12/15/53 430,171
1,966,561 BANK, Series 2021 BN31 1 .771 02/15/54 1,753,366
1,000,000 BANK, Series 2021 BN31 2 .036 02/15/54 888,356
500,000 (e) BANK, Series 2021 BN31 2 .211 02/15/54 436,545
500,000 (e) BANK, Series 2021 BN31 2 .383 02/15/54 429,578
500,000 (e) BANK, Series 2021 BN31 2 .545 02/15/54 410,172
1,980,867 BANK, Series 2017 BNK9 3 .538 11/15/54 1,955,732
500,000 BANK, Series 2022 BNK43 4 .399 08/15/55 491,296
500,000 (e) BANK, Series 2022 BNK43 5 .228 08/15/55 458,366
800,000 BANK, Series 2023 BNK45 5 .203 02/15/56 818,119
1,000,000 BANK, Series 2023 BNK46 5 .745 08/15/56 1,055,829
1,000,000 BANK, Series 2024 BNK47 5 .716 06/15/57 1,062,246
1,000,000 BANK, Series 2024 BNK48 4 .775 10/15/57 1,001,115
1,000,000 (e) BANK, Series 2025 BNK49 5 .623 03/15/58 1,057,474
1,500,000 BANK, Series 2017 BNK5 3 .390 06/15/60 1,484,091
1,953,125 BANK, Series 2018 BN10 3 .641 02/15/61 1,943,613
2,000,000 (e) BANK, Series 2018 BN10 3 .898 02/15/61 1,956,357
8,000,000 BANK, Series 2019 BN18 3 .584 05/15/62 7,707,541
4,841,667 BANK, Series 2020 BN28 1 .584 03/15/63 4,322,461
1,000,000 BANK, Series 2021 BN34 2 .438 06/15/63 885,813
1,000,000 BANK, Series 2021 BN33 2 .556 05/15/64 904,931
1,000,000 BANK, Series 2021 BN33 2 .792 05/15/64 891,750
500,000 BANK, Series 2021 BN33 3 .297 05/15/64 424,432
1,000,000 (b),(e) BANK, Series 2021 BN35 2 .500 06/15/64 769,389
500,000 Bank5, Series 2025 5YR13 5 .753 01/15/58 524,575
500,000 Bank5, Series 2025 5YR15 5 .452 07/15/58 519,696
500,000 (e) BANK5, Series 2023 5YR3 6 .724 09/15/56 528,503
1,731,227 BANK5, Series 2023 5YR4 6 .500 12/15/56 1,822,698
2,000,000 BANK5, Series 2024 5YR7 5 .769 06/15/57 2,088,655
658,000 BANK5, Series 2024 5YR9 5 .614 08/15/57 685,263
1,000,000 BANK5, Series 2024 5YR11 5 .893 11/15/57 1,051,904
500,000 (e) BANK5, Series 2024 5YR12 5 .902 12/15/57 526,124
1,000,000 BANK5, Series 2025 5YR14 5 .646 04/15/58 1,046,579
500,000 BANK5, Series 2025 5YR16 5 .282 08/15/63 516,746
500,000 BANK5 Trust, Series 2024 5YR6 6 .225 05/15/57 527,164
1,500,000 (e) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,595,560
500,000 Barclays Commercial Mortgage S, Series 2025 5C37 5 .015 09/15/58 511,901
3,000,000 BBCMS Mortgage Trust, Series 2017 C1 3 .674 02/15/50 2,970,703
8,939,057 BBCMS Mortgage Trust, Series 2020 C6 2 .690 02/15/53 8,435,448
500,000 BBCMS Mortgage Trust, Series 2022 C17 4 .441 09/15/55 493,747
500,000 BBCMS Mortgage Trust, Series 2023 C20 5 .310 07/15/56 517,931
1,000,000 (e) BBCMS Mortgage Trust, Series 2023 C21 6 .000 09/15/56 1,076,804
955,000 BBCMS Mortgage Trust, Series 2023 C22 6 .521 11/15/56 1,046,860
1,500,000 BBCMS Mortgage Trust, Series 2024 C24 5 .419 02/15/57 1,566,661
2,000,000 BBCMS Mortgage Trust, Series 2024 5C25 5 .946 03/15/57 2,093,152
500,000 BBCMS Mortgage Trust, Series 2024 5C27 6 .014 07/15/57 525,655
500,000 BBCMS Mortgage Trust, Series 2024 5C29 5 .208 09/15/57 514,214
500,000 BBCMS Mortgage Trust, Series 2024 C28 5 .403 09/15/57 521,439
500,000 (e) BBCMS Mortgage Trust, Series 2024 C28 5 .844 09/15/57 522,635
1,000,000 BBCMS Mortgage Trust, Series 2024 C30 5 .532 11/15/57 1,051,799
500,000 BBCMS Mortgage Trust, Series 2024 5C31 5 .609 12/15/57 521,589
1,000,000 BBCMS Mortgage Trust, Series 2025 5C33 5 .839 03/15/58 1,053,548
750,000 BBCMS Mortgage Trust, Series 2025 C35 5 .289 07/15/58 773,598
500,000 BBCMS Mortgage Trust, Series 2025 5C36 5 .517 08/15/58 521,974
1,000,000 BBCMS Mortgage Trust, Series 2025 C32 5 .433 02/15/62 1,046,206
1,000,000 (e) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 975,309

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 116,339 Benchmark Mortgage Trust, Series 2018 B4 3 .976% 07/15/51 $ 115,530
1,000,000 (e) Benchmark Mortgage Trust, Series 2018 B4 4 .513 07/15/51 841,214
5,850,000 Benchmark Mortgage Trust, Series 2019 B11 3 .542 05/15/52 5,681,512
1,000,000 (e) Benchmark Mortgage Trust, Series 2020 B16 2 .944 02/15/53 915,806
1,500,000 (e) Benchmark Mortgage Trust, Series 2020 B16 3 .176 02/15/53 1,333,214
1,500,000 (e) Benchmark Mortgage Trust, Series 2020 B16 3 .522 02/15/53 1,253,490
2,000,000 (e) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 2,009,406
5,000,000 Benchmark Mortgage Trust, Series 2020 B18 1 .925 07/15/53 4,446,098
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .704 12/17/53 2,249,004
2,500,000 Benchmark Mortgage Trust, Series 2020 B21 1 .978 12/17/53 2,214,061
2,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .685 01/15/54 2,232,354
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 1 .973 01/15/54 1,318,298
1,500,000 Benchmark Mortgage Trust, Series 2020 B22 2 .163 01/15/54 1,284,790
1,934,960 Benchmark Mortgage Trust, Series 2021 B23 1 .620 02/15/54 1,787,184
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 1 .823 02/15/54 1,320,180
1,500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .070 02/15/54 1,321,764
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .095 02/15/54 384,001
500,000 Benchmark Mortgage Trust, Series 2021 B23 2 .274 02/15/54 417,990
500,000 (e) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 368,064
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .577 04/15/54 900,262
1,000,000 Benchmark Mortgage Trust, Series 2021 B25 2 .847 04/15/54 876,745
702,000 (e) Benchmark Mortgage Trust, Series 2021 B26 2 .557 06/15/54 587,687
1,700,000 Benchmark Mortgage Trust, Series 2021 B26 2 .613 06/15/54 1,532,820
500,000 Benchmark Mortgage Trust, Series 2021 B26 2 .825 06/15/54 435,002
1,500,000 Benchmark Mortgage Trust, Series 2021 B27 2 .512 07/15/54 1,295,539
1,000,000 Benchmark Mortgage Trust, Series 2023 V2 5 .358 05/15/55 1,018,994
500,000 (e) Benchmark Mortgage Trust, Series 2022 B36 4 .470 07/15/55 490,492
500,000 (e) Benchmark Mortgage Trust, Series 2022 B36 5 .119 07/15/55 462,792
500,000 Benchmark Mortgage Trust, Series 2024 V5 5 .805 01/10/57 520,599
500,000 (e) Benchmark Mortgage Trust, Series 2024 V5 6 .417 01/10/57 521,677
1,000,000 Benchmark Mortgage Trust, Series 2024 V8 5 .707 07/15/57 1,041,751
730,000 Benchmark Mortgage Trust, Series 2024 V10 5 .277 09/15/57 751,941
999,942 Benchmark Mortgage Trust, Series 2024 V11 5 .423 11/15/57 1,035,389
1,330,000 Benchmark Mortgage Trust, Series 2024 V12 5 .738 12/15/57 1,392,410
835,000 Benchmark Mortgage Trust, Series 2025 V13 5 .216 02/15/58 859,437
500,000 (e) Benchmark Mortgage Trust, Series 2025 V16 5 .439 08/15/58 520,016
500,000 Benchmark Mortgage Trust, Series 2025 B41 5 .098 07/15/68 509,151
1,856,317 Benchmark Mortgage Trust, Series 2019 B15 2 .914 12/15/72 1,774,839
500,000 BENCHMARK Mortgage Trust, Series 2025 V14 5 .660 04/15/57 523,385
500,000 BENCHMARK Mortgage Trust, Series 2025 V17 4 .357 09/15/58 498,396
895,000 (e) BMARK, Series 2023 V4 6 .841 11/15/56 948,103
1,500,000 (e) BMO Mortgage Trust, Series 2023 C4 5 .117 02/15/56 1,533,127
1,000,000 (e) BMO Mortgage Trust, Series 2023 5C1 6 .534 08/15/56 1,047,502
2,000,000 (e) BMO Mortgage Trust, Series 2023 C6 5 .956 09/15/56 2,121,207
910,000 BMO Mortgage Trust, Series 2023 5C2 6 .673 11/15/56 958,999
1,000,000 BMO Mortgage Trust, Series 2023 C7 6 .160 12/15/56 1,073,976
2,730,000 (e) BMO Mortgage Trust, Series 2024 C8 5 .598 03/15/57 2,872,744
770,000 BMO Mortgage Trust, Series 2024 5C6 5 .316 09/15/57 792,413
673,000 (e) BMO Mortgage Trust, Series 2024 C10 5 .478 11/15/57 702,437
950,000 (e) BMO Mortgage Trust, Series 2024 5C7 5 .888 11/15/57 977,462
577,000 (e) BMO Mortgage Trust, Series 2024 5C8 5 .625 12/15/57 601,100
500,000 BMO Mortgage Trust, Series 2025 C11 5 .687 02/15/58 528,519
500,000 (e) BMO Mortgage Trust, Series 2025 5C9 5 .779 04/15/58 523,799
500,000 (e) BMO Mortgage Trust, Series 2025 C12 5 .871 06/15/58 535,985
500,000 BMO Mortgage Trust, Series 2025 5C12 5 .180 10/15/58 513,736
1,000,000 (e) CD Mortgage Trust, Series 2016 CD2 3 .526 11/10/49 977,923
2,000,000 CD Mortgage Trust, Series 2017 CD3 3 .631 02/10/50 1,953,292
2,500,000 CD Mortgage Trust, Series 2017 CD5 3 .431 08/15/50 2,468,220
1,000,000 (e) CD Mortgage Trust, Series 2017 CD5 3 .684 08/15/50 981,289
1,750,000 CD Mortgage Trust, Series 2018 CD7 4 .279 08/15/51 1,741,491
400,673 Citigroup Commercial Mortgage Trust, Series 2016 GC36 3 .616 02/10/49 398,807
470,305 Citigroup Commercial Mortgage Trust, Series 2016 GC37 3 .314 04/10/49 469,737

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 500,000 Citigroup Commercial Mortgage Trust, Series 2016 GC37 3 .576% 04/10/49 $ 499,207
1,500,000 Citigroup Commercial Mortgage Trust, Series 2016 C2 2 .832 08/10/49 1,487,219
1,000,000 Citigroup Commercial Mortgage Trust, Series 2017 P8 3 .465 09/15/50 980,704
554,173 (e) COMM Mortgage Trust, Series 2015 LC19 4 .418 02/10/48 539,354
1,733,832 COMM Mortgage Trust, Series 2019 GC44 2 .827 08/15/57 1,674,022
3,000,000 COMM Mortgage Trust, Series 2019 GC44 3 .263 08/15/57 2,809,748
650,000 (e) CSAIL Commercial Mortgage Trust, Series 2016 C6 4 .904 01/15/49 621,103
2,000,000 (e) CSAIL Commercial Mortgage Trust, Series 2018 CX12 4 .224 08/15/51 1,998,979
10,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4 .053 03/15/52 9,887,095
568,649 DBGS Mortgage Trust, Series 2018 C1 4 .358 10/15/51 565,821
5,790,000 DBGS Mortgage Trust, Series 2018 C1 4 .466 10/15/51 5,797,885
1,590,000 DBJPM Mortgage Trust, Series 2017 C6 3 .328 06/10/50 1,568,378
250,382 DBJPM Mortgage Trust, Series 2020 C9 1 .900 08/15/53 249,945
3,500,000 DBJPMortgage Trust, Series 2016 C1 3 .276 05/10/49 3,489,998
1,000,000 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 991,190
1,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .199 12/25/27 1,426,883
8,074,808 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K741 1 .603 12/25/27 7,759,023
1,224,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .760 03/25/28 1,174,413
749,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K742 1 .369 04/25/28 709,306
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K505 4 .819 06/25/28 3,061,505
2,845,520 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K744 1 .712 07/25/28 2,710,164
8,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K506 4 .650 08/25/28 8,136,915
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K508 4 .740 08/25/28 1,021,122
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K507 4 .800 09/25/28 2,042,850
725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K509 4 .850 09/25/28 743,134
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K514 4 .572 12/25/28 2,034,726
3,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K517 5 .355 01/25/29 3,117,312
2,075,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K518 5 .400 01/25/29 2,157,203
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K516 5 .477 01/25/29 3,125,097
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K520 5 .180 03/25/29 2,072,416
950,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K524 4 .720 05/25/29 971,956
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K528 4 .508 07/25/29 2,543,467
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K527 4 .618 07/25/29 2,551,341
1,725,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K529 4 .791 09/25/29 1,770,635
4,545,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K530 4 .792 09/25/29 4,665,770
3,838,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K531 4 .630 10/25/29 3,921,283
2,925,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K532 4 .250 11/25/29 2,951,368
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K535 4 .690 11/25/29 2,047,443
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K534 4 .700 11/25/29 1,023,942
3,015,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K533 4 .230 12/25/29 3,039,965
500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K539 4 .410 01/25/30 507,923
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series S K538 4 .478 01/25/30 2,034,358
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K536 4 .850 01/25/30 1,029,836
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K541 4 .348 02/25/30 1,012,189
585,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K537 4 .430 02/25/30 593,936
797,609 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .229 03/25/30 756,991
500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K542 4 .404 04/25/30 507,002
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K543 4 .329 06/25/30 1,011,102
873,041 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .101 08/25/30 815,394
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K753 4 .400 10/25/30 1,013,481
1,807,538 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .353 11/25/30 1,702,950
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 K754 4 .940 11/25/30 2,071,545
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K126 1 .792 01/25/31 894,639
9,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K125 1 .846 01/25/31 8,101,563
3,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 2 .108 01/25/31 2,732,799
1,332,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K127 1 .851 02/25/31 1,192,277
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K755 5 .203 02/25/31 1,048,115
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 1 .749 03/25/31 888,787
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K128 2 .020 03/25/31 1,814,004
1,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 K129 1 .647 05/25/31 879,541
4,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K756 4 .963 05/25/31 4,151,441
10,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K757 4 .456 08/25/31 10,141,476

Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,600,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 K758 4 .680% 10/25/31 $ 3,687,605
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K760 4 .550 01/25/32 1,017,244
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K759 4 .800 01/25/32 2,060,510
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 K761 4 .400 06/25/32 1,007,670
3,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022 K148 3 .500 07/25/32 2,871,397
2,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023 160 4 .500 08/25/33 2,016,230
4,748,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 162 5 .150 12/25/33 4,983,902
1,500,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 163 5 .000 03/25/34 1,559,523
2,500,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 165 4 .489 09/25/34 2,512,315
4,380,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024 167 4 .760 10/25/34 4,475,910
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 169 4 .660 12/25/34 1,013,914
1,000,000 (e) Freddie Mac Multifamily Structured Pass Through Certificates, Series 2025 171 4 .400 06/25/35 992,430
1,818,543 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .007 07/25/35 1,580,048
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1520 2 .438 02/25/36 1,657,132
2,000,000 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2021 1521 2 .184 08/25/36 1,600,493
1,740,000 (e) Freddie Mac Structured Certificates, Series S K526 4 .543 07/25/29 1,771,591
1,135,745 GS Mortgage Securities Trust, Series 2016 GS4 3 .178 11/10/49 1,128,691
1,350,000 (e) GS Mortgage Securities Trust, Series 2016 GS4 3 .908 11/10/49 1,261,839
3,033 GS Mortgage Securities Trust, Series 2017 GS7 2 .945 08/10/50 2,998
1,500,000 GS Mortgage Securities Trust, Series 2017 GS7 3 .430 08/10/50 1,481,542
2,500,000 GS Mortgage Securities Trust, Series 2019 GC38 3 .968 02/10/52 2,461,341
500,000 (e) GS Mortgage Securities Trust, Series 2019 GC38 4 .309 02/10/52 482,490
988,421 GS Mortgage Securities Trust, Series 2020 GC45 2 .898 02/13/53 964,455
4,000,000 (e) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 3,723,564
2,000,000 (e) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 1,829,084
2,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .125 05/12/53 1,839,910
4,000,000 GS Mortgage Securities Trust, Series 2020 GC47 2 .377 05/12/53 3,683,411
838,935 GS Mortgage Securities Trust, Series 2020 GSA2 1 .662 12/12/53 802,074
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 1 .721 12/12/53 2,695,223
2,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 1,767,574
1,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .224 12/12/53 867,019
1,000,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 993,081
771,934 (e) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4 .118 05/15/48 768,226
301,223 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .576 03/17/49 300,674
500,000 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3 .970 03/17/49 493,863
500,000 (e) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .706 03/17/49 491,426
495,137 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP6 3 .109 07/15/50 488,654
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .454 09/15/50 2,468,815
1,476,986 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3 .219 06/13/52 1,453,923
5,922,824 JPMDB Commercial Mortgage Securities Trust, Series 2016 C4 3 .141 12/15/49 5,829,480
2,039,342 JPMDB Commercial Mortgage Securities Trust, Series 2019 COR6 2 .946 11/13/52 2,029,125
143,693 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3 .306 04/15/48 141,952
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017 C33 3 .599 05/15/50 1,983,382
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 5C1 5 .635 03/15/58 1,045,495
290,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025 C35 5 .328 08/15/58 300,409
28,472 Morgan Stanley Capital I Trust, Series 2016 UBS9 3 .594 03/15/49 28,411
1,000,000 (e) Morgan Stanley Capital I Trust, Series 2018 H3 4 .848 07/15/51 934,554
819,887 (e) Morgan Stanley Capital I Trust, Series 2018 L1 4 .238 10/15/51 821,599
1,500,000 (e) Morgan Stanley Capital I Trust, Series 2018 L1 4 .407 10/15/51 1,503,119
1,000,000 Morgan Stanley Capital I Trust, Series 2019 L2 4 .071 03/15/52 983,150
3,336,790 Morgan Stanley Capital I Trust, Series 2019 H6 3 .224 06/15/52 3,291,618
750,000 Morgan Stanley Capital I Trust, Series 2019 H6 3 .417 06/15/52 728,169
3,343,615 Morgan Stanley Capital I Trust, Series 2020 HR8 1 .790 07/15/53 3,030,892
2,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .438 05/15/54 1,825,553
1,000,000 Morgan Stanley Capital I Trust, Series 2021 L5 2 .951 05/15/54 906,066
1,000,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .472 05/15/56 1,040,241
1,500,000 (e) MSWF Commercial Mortgage Trust, Series 2023 2 6 .014 12/15/56 1,620,384
287,197 UBS Commercial Mortgage Trust, Series 2017 C3 2 .998 08/15/50 286,711
1,500,000 UBS Commercial Mortgage Trust, Series 2017 C3 3 .426 08/15/50 1,471,350
1,000,000 (e) UBS Commercial Mortgage Trust, Series 2017 C3 3 .739 08/15/50 976,157
11,000,000 UBS Commercial Mortgage Trust, Series 2018 C10 4 .313 05/15/51 10,986,059
2,000,000 UBS Commercial Mortgage Trust, Series 2018 C12 4 .296 08/15/51 1,985,642

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,400,000 (e) UBS Commercial Mortgage Trust, Series 2018 C14 5 .217% 12/15/51 $ 2,268,350
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1 2 .652 08/15/49 1,979,301
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2016 NXS6 3 .377 11/15/49 986,722
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2018 C46 4 .152 08/15/51 1,998,479
2,700,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C49 3 .760 03/15/52 2,666,807
1,400,934 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 3 .635 05/15/52 1,394,074
3,250,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C50 4 .192 05/15/52 3,071,405
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2019 C53 3 .040 10/15/52 9,557,580
2,410,290 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 1 .810 07/15/53 2,191,413
1,500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .092 07/15/53 1,347,250
500,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C58 2 .398 07/15/53 435,239
10,000,000 Wells Fargo Commercial Mortgage Trust, Series 2020 C57 1 .864 08/15/53 9,089,357
1,893,000 Wells Fargo Commercial Mortgage Trust, Series 2021 C59 2 .626 04/15/54 1,713,408
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 5C1 6 .520 07/15/57 1,049,483
750,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 776,761
500,000 (e) Wells Fargo Commercial Mortgage Trust, Series 2024 5C2 5 .920 11/15/57 526,696
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C3 6 .096 01/15/58 1,059,644
1,000,000 Wells Fargo Commercial Mortgage Trust, Series 2025 C64 5 .358 02/15/58 1,039,836
500,000 Wells Fargo Commercial Mortgage Trust, Series 2025 5C4 5 .673 05/15/58 523,011
117,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C33 3 .896 03/15/59 113,071
TOTAL OTHER MORTGAGE BACKED 449,109,127
TOTAL STRUCTURED ASSETS
(Cost $608,267,799) 588,825,336
TOTAL LONG-TERM INVESTMENTS
(Cost $23,569,896,181) 22,216,248,029
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
120,334,516 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (g) 120,334,516
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $120,334,516) 120,334,516
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
106,436,000 (h) Fixed Income Clearing Corporation 3 .810 01/02/26 106,436,000
TOTAL REPURCHASE AGREEMENT 106,436,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $106,436,000) 106,436,000
TOTAL INVESTMENTS - 100.3%
(Cost $23,796,666,697) 22,443,018,545
OTHER ASSETS & LIABILITIES, NET - (0.3)% (59,840,115)
NET ASSETS - 100.0% $ 22,383,178,430
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust

Bond Index

Portfolio of Investments December 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $119,428,379.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $62,860,659 or 0.3% of Total
Investments.
(c) When-issued or delayed delivery security.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $106,458,529 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 12/24/26, valued at $108,564,720.
Fund Level 1 Level 2 Level 3 Total
Bond Index
Long-Term Investments
:
Corporate bonds $— $5,703,458,786 $— $5,703,458,786
Government bonds — 15,923,963,907 — 15,923,963,907
Structured assets — 588,825,336 — 588,825,336
Investments purchased with collateral from securities lending 120,334,516 — — 120,334,516
Short-Term Investments
:
Repurchase agreement — 106,436,000 — 106,436,000
Total $120,334,516 $22,322,684,029 $— $22,443,018,545
1 1 1 1 1

Portfolio of Investments December 31, 2025
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.9%
BANK LOAN OBLIGATIONS - 1.8%
AUTOMOBILES & COMPONENTS - 0.0%
$ 3,081,004 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.216% 05/06/30 $ 3,089,030
TOTAL AUTOMOBILES & COMPONENTS 3,089,030
CAPITAL GOODS - 0.1%
50,769 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 0.000 12/11/31 51,019
1,044,076 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6.506 12/11/31 1,049,223
521,449 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6.466 09/08/32 523,133
1,239,500 (a),(b) Conair Holdings, LLC, Term Loan B, (TBD) TBD TBD 652,287
990,000 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6.216 11/03/31 998,662
559,243 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7.100 04/12/28 440,963
892,791 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6.227 09/26/31 900,232
2,665,855 (a) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5.966 01/31/32 2,677,092
140,655 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5.966 04/14/31 141,219
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.716 04/30/32 690,801
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5.734 02/01/28 357,541
985,000 (a) Titan Acquisition Limited, Term Loan B, (TSFR1M + TSFR3M + 3.750%) 7.528 02/15/29 993,688
393,424 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.216 02/28/31 395,346
3,381,062 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5.966 03/22/30 3,394,654
TOTAL CAPITAL GOODS 13,265,860
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,316,558 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 5.716 08/12/32 1,320,343
256,641 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 2.750%) 6.715 09/29/28 258,115
1,935,503 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR1M + 2.750%) 6.466 10/31/31 1,918,761
1,995,000 (a) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.273 03/03/32 2,005,972
1,727,916 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR6M + 2.000%) 6.129 10/15/30 1,732,615
515,891 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5.984 11/30/28 517,364
3,000,000 (a),(b) United States, (TBD) TBD TBD 2,994,660
173,926 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8.090 04/12/27 56,200
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,804,030
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
300,479 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6.216 07/16/32 299,727
2,377,003 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6.120 10/16/31 2,393,345
1,549,801 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6.090 11/08/32 1,555,209
3,481,055 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6.269 04/23/31 3,490,036
3,801,417 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6.216 01/30/31 3,809,742
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,548,059
CONSUMER DURABLES & APPAREL - 0.1%
2,468,686 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + TSFR3M + 3.000%) 6.863 07/31/28 2,476,907
1,814,500 (a) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.331 05/30/28 1,826,975
619,483 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 1.750%) 5.466 11/08/32 622,710
221,251 (a) SRAM, LLC , Term Loan B, (TSFR1M + TSFR6M + 2.250%) 5.957 02/27/32 221,804
TOTAL CONSUMER DURABLES & APPAREL 5,148,396
CONSUMER SERVICES - 0.2%
3,569,817 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.466 09/23/30 3,578,741
314,703 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.216 08/17/28 316,277
1,283,625 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.966 02/06/30 1,276,886
997,927 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.466 01/31/31 986,556
645,050 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.675%) 7.347 06/25/29 651,501
1,788,404 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6.966 01/29/29 1,790,032
5,071,500 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.422 11/29/30 5,073,605
840,440 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6.216 12/16/30 843,348
371,047 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5.599 03/15/28 373,017
492,890 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 5.986 04/16/29 495,510
1,007,227 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.172 11/30/29 895,807
299,633 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6.216 05/03/29 301,749

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 472,020 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.022% 03/06/28 $ 366,406
TOTAL CONSUMER SERVICES 16,949,435
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
801,782 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5.466 11/22/28 810,618
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 810,618
ENERGY - 0.0%
338,456 (a) Buckeye Partners, L.P., Term Loan B7, (TSFR1M + 1.750%) 5.466 11/22/32 340,742
1,231,250 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6.716 03/22/29 1,236,637
727,517 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 5.977 10/05/28 733,679
TOTAL ENERGY 2,311,058
FINANCIAL SERVICES - 0.1%
1,517,863 (a) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 6.716 08/02/28 1,518,166
689,280 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5.484 06/24/30 694,154
3,393,876 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5.466 06/24/31 3,404,143
TOTAL FINANCIAL SERVICES 5,616,463
FOOD, BEVERAGE & TOBACCO - 0.1%
585,801 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7.434 11/26/27 577,120
1,161,210 (a) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M + 3.500%) 7.221 12/23/30 1,169,344
2,175,553 (a) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6.466 02/12/31 2,177,412
142,548 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 6.447 09/30/31 142,653
137,931 (a) Sauer Brands Inc, Delayed Draw Term Loan, (N/A + 3.000%) 3.000 02/19/32 138,678
1,458,414 (a) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6.782 02/19/32 1,466,311
1,899,111 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR1M + 2.250%) 5.922 03/31/28 1,906,717
821,285 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.500%) 6.172 01/29/32 825,733
TOTAL FOOD, BEVERAGE & TOBACCO 8,403,968
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,457,247 (a) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 7.966 01/15/31 3,497,870
449,628 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M + 3.500%) 7.384 09/20/32 452,966
1,936,287 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6.072 01/08/29 1,948,902
1,073,590 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5.466 10/23/28 1,077,986
518,278 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5.716 12/03/31 518,279
1,931,118 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6.216 12/19/30 1,940,948
709,458 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 6.966 11/26/31 705,024
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,141,975
INSURANCE - 0.2%
653,663 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.716 11/06/30 653,970
1,980,038 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6.216 09/19/31 1,986,740
311,801 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7.966 09/19/30 312,069
4,420,039 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6.466 06/16/31 4,439,730
3,388,496 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6.120 06/20/30 3,409,894
933,845 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5.716 09/15/31 936,670
4,645,251 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6.216 07/31/31 4,665,109
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6.422 05/06/31 922,039
3,935,200 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5.922 09/27/30 3,946,947
1,940,598 (a) USI, Inc., Term Loan D, (TSFR1M + 2.250%) 5.922 11/23/29 1,947,177
TOTAL INSURANCE 23,220,345
MATERIALS - 0.1%
632,140 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 5.566 09/07/27 635,224
3,652,072 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6.891 04/13/29 3,659,230
1,168,608 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 5.840 06/12/31 1,171,739
195,041 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5.581 02/15/30 195,894
751,700 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8.066 03/29/29 533,707
2,223,200 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 7.966 10/07/31 1,499,271
298,080 (a) Klockner-Pentaplast of America, Inc., PIK DIP New Money Term Loan, (TSFR1M + 6.000%) 0.000 08/05/26 267,901
897,209 (a),(b) Klockner-Pentaplast of America, Inc., PIK DIP Roll-Up Term Loan, (TBD) TBD TBD 806,372
487,205 (a),(c) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9.019 02/09/26 73,081
2,831,764 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.966 03/03/31 2,749,303
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 0.000 09/30/31 131,464

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 1,256,570 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.216% 09/30/31 $ 1,263,249
TOTAL MATERIALS 12,986,435
MEDIA & ENTERTAINMENT - 0.0%
471,205 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 8.905 10/29/27 349,870
867,417 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 9.048 10/31/28 859,016
38,485 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9.102 08/02/27 38,606
TOTAL MEDIA & ENTERTAINMENT 1,247,492
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
566,896 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 5.623 10/29/32 568,608
205,381 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%) 5.972 11/15/27 205,595
1,105,306 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5.966 05/05/28 1,111,369
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5.966 05/19/31 2,441,768
3,096,509 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 3.720 12/12/31 3,110,706
205,732 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5.716 04/20/29 207,018
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,645,064
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
419,707 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6.216 01/31/30 424,430
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 424,430
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,487,516 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6.445 11/13/31 2,494,829
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,494,829
SOFTWARE & SERVICES - 0.3%
105,241 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.216%, PIK 7.500%) 11.216 08/01/28 94,830
2,661,642 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 6.716 11/25/31 2,670,784
3,781,872 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 5.672 01/31/31 3,792,518
2,936,592 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.822 07/30/31 2,932,408
638,974 (a) CCC Intelligent Solutions Inc., Term Loan, (TSFR1M + 2.000%) 5.716 01/23/32 641,970
2,493,750 (a) Clearwater Analytics, LLC, Term Loan B, (TSFR6M + 2.000%) 6.210 04/21/32 2,498,438
1,589,077 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.623 05/01/31 1,530,814
1,763,651 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6.466 10/09/29 1,775,776
2,209,066 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.216 05/30/31 2,218,786
0 (a) FNZ USA FinCo LLC, (TSFR1M + 5.000%) 9.321 11/05/31 0
3,066,823 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.466 09/12/29 3,075,134
2,962,500 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 6.966 06/17/31 2,975,846
2,660,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5.466 01/31/30 2,665,524
97,384 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10.115 05/15/28 99,350
518,775 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6.615 05/15/28 193,962
454,813 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 6.934 04/24/28 454,988
1,280,500 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7.572 10/03/31 1,277,299
1,509,565 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.338 02/10/31 1,512,893
2,456,250 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6.466 09/28/29 2,435,789
TOTAL SOFTWARE & SERVICES 32,847,109
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,575,968 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.466 12/17/29 2,584,160
1,975,038 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6.512 11/30/29 1,968,105
144,893 (a) Ingram Micro Inc., Term Loan, (TSFR1M + 2.250%) 5.982 09/22/31 145,890
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,698,155
TELECOMMUNICATION SERVICES - 0.0%
190,064 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6.750 11/30/27 190,420
940,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 6.865 10/15/29 932,363
1,394,520 (a),(b) Zayo Group Holdings, Inc., Term Loan, (TBD) TBD TBD 1,327,332
TOTAL TELECOMMUNICATION SERVICES 2,450,115
TRANSPORTATION - 0.0%
1,601,475 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5.716 03/21/31 1,613,990
485,063 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.134 04/20/28 486,821
536,717 (a) XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%) 5.466 05/24/28 540,743
TOTAL TRANSPORTATION 2,641,554
UTILITIES - 0.1%
653,019 (a) Calpine Corporation, Term Loan B5, (TSFR1M + 1.750%) 5.466 02/27/32 653,633
1,620,000 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7.093 10/28/31 1,637,504
2,342,169 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.353 05/17/30 2,354,618

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 867,039 (a) Vistra Operations Company LLC, First Lien Term Loan B3, (TSFR1M + 1.750%) 5.466% 12/20/30 $ 872,463
TOTAL UTILITIES 5,518,218
TOTAL BANK LOAN OBLIGATIONS
(Cost $185,776,845) 184,262,638
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
10,391 (d) Bright Bidco BV 3,637
7,607 (d) Bright Bidco BV 2,663
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,300
TELECOMMUNICATION SERVICES - 0.0%
5,099 (d) EJF SIDECAR FUND, SERIES LLC 89,801
TOTAL TELECOMMUNICATION SERVICES 89,801
TRANSPORTATION - 0.0%
726 (d) MLN US Holdco LLC 7
TOTAL TRANSPORTATION 7
TOTAL COMMON STOCKS
(Cost $627,743) 96,108
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.0%
AUTOMOBILES & COMPONENTS - 0.5%
350,000 (e) Clarios Global LP 6.750 02/15/30 365,333
225,000 Dana, Inc 5.375 11/15/27 224,629
225,000 Dana, Inc 5.625 06/15/28 224,650
325,000 Dana, Inc 4.250 09/01/30 314,680
4,000,000 (e) Ford Otomotiv Sanayi AS. 7.125 04/25/29 4,137,507
5,800,000 General Motors Financial Co, Inc 4.900 10/06/29 5,891,895
3,550,000 General Motors Financial Co, Inc 5.850 04/06/30 3,729,294
12,200,000 General Motors Financial Co, Inc 2.700 06/10/31 11,047,213
9,350,000 General Motors Financial Co, Inc 5.600 06/18/31 9,744,077
2,000,000 Goodyear Tire & Rubber Co 5.000 07/15/29 1,976,109
5,000,000 (f) Goodyear Tire & Rubber Co 5.250 04/30/31 4,800,371
500,000 (e) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 504,156
1,525,000 (e) Nemak SAB de C.V. 3.625 06/28/31 1,322,460
1,360,000 (e) Phinia, Inc 6.625 10/15/32 1,408,205
750,000 (e) ZF North America Capital, Inc 6.875 04/14/28 765,304
3,665,000 (e) ZF North America Capital, Inc 6.750 04/23/30 3,621,649
505,000 (e) ZF North America Capital, Inc 7.500 03/24/31 510,432
TOTAL AUTOMOBILES & COMPONENTS 50,587,964
BANKS - 6.4%
1,500,000 (e) Akbank T.A.S. 6.800 06/22/31 1,507,019
1,500,000 (e) Akbank TAS 7.498 01/20/30 1,586,643
5,000,000 (e),(f),(g),(h) Australia & New Zealand Banking Group Ltd 6.750 N/A 5,062,605
3,800,000 (g),(h) Banco Bilbao Vizcaya Argentaria S.A. 9.375 N/A 4,240,792
1,725,000 (e) Banco Bradesco S.A. 6.500 01/22/30 1,814,562
1,428,000 (e),(h) Banco Davivienda S.A. 8.125 07/02/35 1,495,659
700,000 (e),(g),(h) Banco de Credito e Inversiones S.A. 8.750 N/A 756,630
2,000,000 (e) Banco do Brasil S.A. 6.000 03/18/31 2,059,018
1,725,000 (e) Banco Industrial S.A. 4.875 01/29/31 1,716,548
2,000,000 (e),(g),(h) Banco Mercantil del Norte S.A. 8.375 N/A 2,100,000
2,725,000 (e) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,674,397
2,050,000 (e) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.621 12/10/29 2,129,950
7,400,000 (g),(h) Banco Santander S.A. 9.625 N/A 8,909,106
2,600,000 (h) Bancolombia S.A. 8.625 12/24/34 2,786,652
1,800,000 (e) Bangkok Bank PCL 5.650 07/05/34 1,879,704
2,400,000 (e) Bangkok Bank PCL 5.082 11/26/35 2,397,993
2,600,000 (e),(h) Bangkok Bank PCL 3.466 09/23/36 2,365,535
2,500,000 (e) Banistmo S.A. 4.250 07/31/27 2,469,755
4,000,000 (e),(h) Bank Hapoalim BM 3.255 01/21/32 3,922,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.4% (continued)
$ 6,000,000 (e),(h) Bank Leumi Le-Israel BM 3.275% 01/29/31 $ 5,982,600
1,000,000 Bank of America Corp 4.450 03/03/26 1,000,721
13,880,000 Bank of America Corp 2.592 04/29/31 12,933,117
45,500,000 Bank of America Corp 5.288 04/25/34 46,844,363
2,375,000 Bank of America Corp 5.511 01/24/36 2,476,170
30,375,000 Bank of America Corp 5.744 02/12/36 31,650,683
15,175,000 Bank of America Corp 2.676 06/19/41 11,188,964
16,150,000 (g) Bank of America Corp 6.625 N/A 16,827,509
10,175,000 (g) Bank of New York Mellon Corp 6.300 N/A 10,521,581
6,775,000 Barclays plc 5.367 02/25/31 7,002,429
4,700,000 Barclays plc 3.330 11/24/42 3,626,261
8,725,000 (g),(h) Barclays plc 9.625 N/A 9,883,645
3,350,000 (e),(h) BBVA Bancomer S.A. 5.125 01/18/33 3,293,217
1,100,000 (e),(h) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7.625 02/11/35 1,155,000
20,000,000 (e),(f),(g),(h) BNP Paribas S.A. 7.450 N/A 20,926,360
13,650,000 CitiBank NA 4.914 05/29/30 14,041,880
4,025,000 Citigroup, Inc 3.200 10/21/26 4,001,488
2,200,000 Citigroup, Inc 4.300 11/20/26 2,205,403
3,800,000 Citigroup, Inc 4.450 09/29/27 3,824,444
2,250,000 Citigroup, Inc 4.125 07/25/28 2,249,082
7,700,000 Citigroup, Inc 4.542 09/19/30 7,761,231
8,100,000 Citigroup, Inc 4.503 09/11/31 8,125,068
8,425,000 (g) Citigroup, Inc 7.625 N/A 8,833,774
10,000,000 (g) Citigroup, Inc 6.625 N/A 10,162,718
8,650,000 (e) Credit Agricole S.A. 5.222 05/27/31 8,880,240
9,600,000 (e),(g),(h) Credit Agricole S.A. 7.125 N/A 9,996,211
3,750,000 Deutsche Bank AG. 2.311 11/16/27 3,689,203
700,000 (e) Development Bank of Kazakhstan JSC 2.950 05/06/31 629,426
1,675,000 (e) Grupo Aval Ltd 4.375 02/04/30 1,569,566
635,000 (e),(g) Hana Bank 3.500 N/A 628,332
6,400,000 (f),(g),(h) HSBC Holdings plc 6.950 N/A 6,712,333
10,000,000 (g),(h) HSBC Holdings plc 8.000 N/A 10,538,900
UGX 8,000,000,000 (e) ICBC Standard Bank plc 14.250 06/26/34 1,942,790
10,450,000 (g),(h) ING Groep NV 7.000 N/A 10,900,782
3,000,000 (e) Intercorp Financial Services, Inc 4.125 10/19/27 2,983,147
2,000,000 (e) Itau Unibanco Holding S.A. 6.000 02/27/30 2,075,000
2,500,000 JPMorgan Chase & Co 3.200 06/15/26 2,492,517
3,525,000 JPMorgan Chase & Co 4.323 04/26/28 3,539,343
9,975,000 JPMorgan Chase & Co 5.140 01/24/31 10,310,096
10,000,000 JPMorgan Chase & Co 4.912 07/25/33 10,187,089
29,425,000 JPMorgan Chase & Co 5.350 06/01/34 30,572,853
5,625,000 JPMorgan Chase & Co 6.254 10/23/34 6,175,892
16,000,000 JPMorgan Chase & Co 5.766 04/22/35 17,049,474
5,000,000 JPMorgan Chase & Co 5.294 07/22/35 5,158,410
18,550,000 JPMorgan Chase & Co 5.572 04/22/36 19,461,898
8,100,000 JPMorgan Chase & Co 5.576 07/23/36 8,379,036
3,275,000 JPMorgan Chase & Co 2.525 11/19/41 2,355,911
14,550,000 JPMorgan Chase & Co 3.157 04/22/42 11,301,764
700,000 JPMorgan Chase & Co 4.260 02/22/48 594,173
12,500,000 (g) JPMorgan Chase & Co 6.875 N/A 13,256,448
7,380,000 (g) JPMorgan Chase & Co 3.650 N/A 7,338,413
5,900,000 (f),(g),(h) Lloyds Banking Group plc 6.750 N/A 6,110,842
7,150,000 (g) M&T Bank Corp 3.500 N/A 6,927,290
3,000,000 (e),(h) Mizrahi Tefahot Bank Ltd 3.077 04/07/31 2,973,555
6,800,000 Morgan Stanley Private Bank NA 4.734 07/18/31 6,893,143
16,700,000 Morgan Stanley Private Bank NA 4.465 11/19/31 16,743,720
6,000,000 (g),(h) NatWest Group plc 8.125 N/A 6,750,846
6,300,000 (e) NBK SPC Ltd 1.625 09/15/27 6,174,000
3,000,000 (e),(g) NBK Tier  Financing Ltd 3.625 N/A 2,942,960
5,470,000 (e),(g),(h) Nordea Bank Abp 6.625 N/A 5,515,571
4,720,000 PNC Bank NA 2.700 10/22/29 4,457,004
5,100,000 PNC Financial Services Group, Inc 5.575 01/29/36 5,317,366

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.4% (continued)
$ 4,105,000 (g) PNC Financial Services Group, Inc 3.400 % N/A $ 4,024,292
6,000,000 (g) PNC Financial Services Group, Inc 6.200 N/A 6,098,724
4,000,000 Saudi Awwal Bank 5.947 09/04/35 4,057,267
1,960,000 Truist Bank 2.250 03/11/30 1,795,423
3,000,000 (e) United Overseas Bank Ltd 1.250 04/14/26 2,977,120
3,700,000 (e) United Overseas Bank Ltd 2.000 10/14/31 3,632,850
3,400,000 US Bancorp 4.839 02/01/34 3,424,981
5,475,000 Wells Fargo & Co 2.393 06/02/28 5,349,589
7,900,000 Wells Fargo & Co 6.303 10/23/29 8,347,085
18,725,000 Wells Fargo & Co 5.605 04/23/36 19,625,893
10,575,000 (g) Wells Fargo & Co 3.900 N/A 10,542,102
6,825,000 (f),(g) Wells Fargo & Co 7.625 N/A 7,279,600
TOTAL BANKS 655,072,746
CAPITAL GOODS - 1.4%
2,205,000 (e) AECOM 6.000 08/01/33 2,259,816
2,430,000 (e) Airbus SE 3.150 04/10/27 2,408,543
975,000 (e) Albion Financing  SARL 7.000 05/21/30 1,017,618
770,000 (e) Allison Transmission, Inc 5.875 12/01/33 781,213
650,000 (e) BAE Systems plc 1.900 02/15/31 576,549
22,400,000 Boeing Co 2.196 02/04/26 22,357,363
1,350,000 Boeing Co 3.250 02/01/28 1,326,846
3,600,000 Boeing Co 5.705 05/01/40 3,674,801
24,025,000 Boeing Co 5.805 05/01/50 23,630,855
915,000 (e) Carpenter Technology Corp 5.625 03/01/34 929,388
1,160,000 (e) Chart Industries, Inc 7.500 01/01/30 1,209,005
1,075,000 (e) Embraer Netherlands Finance BV 7.000 07/28/30 1,185,838
400,000 (e) Esab Corp 6.250 04/15/29 411,287
455,000 (e) Goat Holdco LLC 6.750 02/01/32 467,315
665,000 (e) Herc Holdings, Inc 6.625 06/15/29 690,336
425,000 (e) Herc Holdings, Inc 7.000 06/15/30 447,282
1,250,000 (e) Herc Holdings, Inc 5.750 03/15/31 1,268,555
665,000 (e) Herc Holdings, Inc 7.250 06/15/33 705,155
1,295,000 (e) Herc Holdings, Inc 6.000 03/15/34 1,312,258
21,200,000 Honeywell International, Inc 5.000 03/01/35 21,593,086
5,525,000 Howmet Aerospace, Inc 4.550 11/15/32 5,549,619
2,000,000 (e) IHS Holding Ltd 7.875 05/29/30 2,060,000
1,500,000 (e),(f) IHS Holding Ltd 8.250 11/29/31 1,564,565
675,000 (e) James Hardie International Finance DAC 5.000 01/15/28 675,153
6,958,000 L3Harris Technologies, Inc 5.400 07/31/33 7,247,069
5,000,000 L3Harris Technologies, Inc 5.350 06/01/34 5,175,841
595,000 (e) Masterbrand, Inc 7.000 07/15/32 616,438
280,000 (e) MITER BRAND 6.750 04/01/32 287,053
1,000,000 (e) Quikrete Holdings, Inc 6.375 03/01/32 1,040,880
10,675,000 Raytheon Technologies Corp 4.125 11/16/28 10,710,517
6,500,000 Raytheon Technologies Corp 6.000 03/15/31 7,001,487
1,800,000 (e) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 1,955,664
2,500,000 (e) Sociedad Quimica y Minera de Chile S.A. 3.500 09/10/51 1,780,533
1,665,000 (e) Standard Building Solutions, Inc 6.250 08/01/33 1,700,859
1,575,000 (e) TransDigm, Inc 6.875 12/15/30 1,648,248
1,470,000 (e) TransDigm, Inc 6.000 01/15/33 1,504,501
3,000,000 (e) United Rentals North America, Inc 5.375 11/15/33 2,997,876
425,000 (e) WESCO Distribution, Inc 7.250 06/15/28 431,168
480,000 (e) WESCO Distribution, Inc 6.375 03/15/33 501,160
1,595,000 (e) Windsor Holdings III LLC 8.500 06/15/30 1,684,891
TOTAL CAPITAL GOODS 144,386,631
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,655,000 (e) ADT Corp 4.875 07/15/32 1,602,995
325,000 (e) ASGN, Inc 4.625 05/15/28 319,347
2,250,000 (e) Bidvest Group UK plc 6.200 09/17/32 2,292,446
225,000 (e) CACI International, Inc 6.375 06/15/33 232,803
590,000 (e) Clean Harbors, Inc 5.750 10/15/33 605,224
570,000 (e) Garda World Security Corp 6.500 01/15/31 583,273

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2% (continued)
$ 1,035,000 (e) GTCR W-2 MERGER SUB LLC 7.500% 01/15/31 $ 1,100,050
118,000 (e) Prime Security Services Borrower LLC 5.750 04/15/26 118,042
1,300,000 (e) Prime Security Services Borrower LLC 3.375 08/31/27 1,274,592
395,000 (e) Science Applications International Corp 5.875 11/01/33 400,427
3,900,000 Verisk Analytics, Inc 4.500 08/15/30 3,929,507
3,675,000 Verisk Analytics, Inc 5.250 03/15/35 3,739,849
420,000 Verisk Analytics, Inc 3.625 05/15/50 303,055
1,235,000 Waste Management, Inc 1.500 03/15/31 1,078,725
7,700,000 Waste Management, Inc 4.950 03/15/35 7,820,374
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 25,400,709
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,670,000 (e) Asbury Automotive Group, Inc 4.625 11/15/29 2,625,015
755,000 (e) Asbury Automotive Group, Inc 5.000 02/15/32 733,707
925,000 (e) Bath & Body Works, Inc 6.625 10/01/30 945,717
550,000 (e) Group 1 Automotive, Inc 4.000 08/15/28 539,121
636,000 Kohl's Corp 5.125 05/01/31 559,442
800,000 (e) LCM Investments Holdings II LLC 4.875 05/01/29 788,169
790,000 (e) LCM Investments Holdings II LLC 8.250 08/01/31 835,578
850,000 (e) Lithia Motors, Inc 4.625 12/15/27 848,711
2,450,000 (e) Macy's Retail Holdings LLC 6.125 03/15/32 2,479,706
4,900,000 (e) Magic Mergeco, Inc 5.250 05/01/28 4,710,653
4,215,000 O'Reilly Automotive, Inc 3.550 03/15/26 4,210,026
2,175,000 O'Reilly Automotive, Inc 3.600 09/01/27 2,162,196
2,100,000 O'Reilly Automotive, Inc 4.200 04/01/30 2,094,214
9,530,000 O'Reilly Automotive, Inc 1.750 03/15/31 8,352,547
437,000 (e) Prosus NV 4.850 07/06/27 439,709
1,425,000 (e) Prosus NV 4.193 01/19/32 1,363,787
1,500,000 (e) QXO Building Products, Inc 6.750 04/30/32 1,566,628
1,000,000 (e) Staples, Inc 10.750 09/01/29 994,181
3,025,000 Walmart, Inc 4.350 04/28/30 3,072,727
460,000 (e) Wand NewCo 3, Inc 7.625 01/30/32 486,830
335,000 (e) Wayfair LLC 7.250 10/31/29 349,630
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 40,158,294
CONSUMER DURABLES & APPAREL - 0.1%
1,000,000 (e) CD&R Smokey Buyer, Inc 9.500 10/15/29 815,606
5,000,000 Lennar Corp 5.000 06/15/27 5,039,320
1,175,000 Newell Brands, Inc 6.375 09/15/27 1,181,399
400,000 (e) TopBuild Corp 5.625 01/31/34 404,635
TOTAL CONSUMER DURABLES & APPAREL 7,440,960
CONSUMER SERVICES - 0.3%
1,035,000 (e) 1011778 BC ULC 6.125 06/15/29 1,062,512
1,455,000 (e),(f) Caesars Entertainment, Inc 6.000 10/15/32 1,414,913
2,570,000 (e) Carnival Corp 5.750 08/01/32 2,637,542
2,000,000 (e) CDI Escrow Issuer, Inc 5.750 04/01/30 2,019,478
3,285,000 (e) Churchill Downs, Inc 6.750 05/01/31 3,406,305
1,960,000 (e) Flutter Treasury Designated Activity Co 6.375 04/29/29 2,023,318
2,990,000 (e) Hilton Domestic Operating Co, Inc 5.875 04/01/29 3,061,151
2,200,000 (e) Hilton Domestic Operating Co, Inc 3.625 02/15/32 2,042,216
1,050,000 (e) Hilton Domestic Operating Co, Inc 5.750 09/15/33 1,074,586
1,155,000 (e) Hilton Domestic Operating Co, Inc 5.500 03/31/34 1,162,932
350,000 (e) Light & Wonder International, Inc 7.500 09/01/31 365,166
500,000 (e) Light & Wonder International, Inc 6.250 10/01/33 506,199
425,000 (e),(f) Marriott Ownership Resorts, Inc 4.500 06/15/29 406,048
1,000,000 (e) Merlin Entertainments Group US Holdings, Inc 7.375 02/15/31 890,776
1,475,000 MGM Resorts International 6.125 09/15/29 1,515,813
1,420,000 (e) Motion Finco Sarl 8.375 02/15/32 1,275,176
400,000 (e) NCL Corp Ltd 5.875 01/15/31 398,487
625,000 (e) NCL Corp Ltd 6.250 09/15/33 624,737
2,335,000 Sands China Ltd 2.300 03/08/27 2,277,568
1,400,000 Sands China Ltd 5.900 08/08/28 1,425,330
1,200,000 Service Corp International 5.750 10/15/32 1,221,288
1,980,000 (e),(f) Six Flags Entertainment Corp 6.625 05/01/32 1,996,660

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3% (continued)
$ 1,175,000 (e) Wynn Macau Ltd 5.625% 08/26/28 $ 1,174,472
1,100,000 (e) Wynn Resorts Finance LLC 6.250 03/15/33 1,124,723
TOTAL CONSUMER SERVICES 35,107,396
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
3,505,000 (e) Albertsons Cos, Inc 6.500 02/15/28 3,580,063
780,000 (e) Albertsons Cos, Inc 5.500 03/31/31 788,224
500,000 (e) Albertsons Cos, Inc 6.250 03/15/33 513,990
1,560,000 (e) Albertsons Cos, Inc 5.750 03/31/34 1,566,310
18,300,000 Kroger Co 5.000 09/15/34 18,401,093
7,325,000 Kroger Co 5.500 09/15/54 6,975,606
2,850,000 SYSCO Corp 5.400 03/23/35 2,951,989
3,700,000 SYSCO Corp 3.150 12/14/51 2,466,200
785,000 (e) US Foods, Inc 6.875 09/15/28 812,065
5,900,000 Walmart, Inc 2.500 09/22/41 4,274,967
5,150,000 Walmart, Inc 4.500 04/15/53 4,554,335
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 46,884,842
ENERGY - 2.8%
2,500,000 (e) Antero Midstream Partners LP 5.750 01/15/28 2,504,785
2,000,000 (e) Antero Midstream Partners LP 6.625 02/01/32 2,070,168
900,000 (e) Antero Midstream Partners LP 5.750 10/15/33 905,435
1,875,000 (e) Archrock Partners LP 6.250 04/01/28 1,885,761
1,580,000 (e) Archrock Partners LP 6.625 09/01/32 1,629,541
9,200,000 BP Capital Markets America, Inc 5.227 11/17/34 9,490,943
400,000 (e) Buckeye Partners LP 6.750 02/01/30 419,900
12,300,000 Cheniere Energy Partners LP 4.000 03/01/31 11,977,236
4,250,000 Cheniere Energy Partners LP 3.250 01/31/32 3,914,396
6,900,000 Cheniere Energy Partners LP 5.750 08/15/34 7,204,414
280,000 (e) Chord Energy Corp 6.000 10/01/30 283,434
2,000,000 (e) Chord Energy Corp 6.750 03/15/33 2,068,234
1,440,000 (e) Civitas Resources, Inc 8.375 07/01/28 1,483,766
1,750,000 (e) Civitas Resources, Inc 8.750 07/01/31 1,815,452
1,475,000 (e) CNX Resources Corp 7.250 03/01/32 1,539,752
2,000,000 (e) Cosan Ltd 5.500 09/20/29 1,953,000
1,790,000 (e) DT Midstream, Inc 4.125 06/15/29 1,766,402
1,490,000 (e) DT Midstream, Inc 4.375 06/15/31 1,458,772
1,050,000 Ecopetrol S.A. 6.875 04/29/30 1,065,008
2,275,000 Ecopetrol S.A. 4.625 11/02/31 2,037,973
3,675,000 (e) Empresa Nacional del Petroleo 3.450 09/16/31 3,387,348
6,875,000 Enbridge, Inc 5.700 03/08/33 7,241,357
3,960,000 Enbridge, Inc 2.500 08/01/33 3,400,894
10,350,000 Enbridge, Inc 8.500 01/15/84 11,868,018
1,450,000 (e) Energean Israel Finance Ltd 8.500 09/30/33 1,551,500
450,000 Energy Transfer LP 5.400 10/01/47 404,389
4,625,000 Energy Transfer LP 5.000 05/15/50 3,869,496
7,950,000 Energy Transfer LP 5.950 05/15/54 7,533,825
10,000,000 (g) Energy Transfer LP 7.125 N/A 10,239,530
2,300,000 Enterprise Products Operating LLC 4.200 01/31/50 1,844,607
6,575,000 Enterprise Products Operating LLC 3.300 02/15/53 4,390,386
850,000 (e) EQT Corp 3.125 05/15/26 845,144
1,200,000 EQT Corp 6.500 07/01/27 1,223,138
1,756,000 EQT Corp 4.500 01/15/29 1,760,142
695,000 EQT Corp 6.375 04/01/29 719,173
1,600,000 Expand Energy Corp 5.700 01/15/35 1,655,793
2,097,570 (e) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,898,471
2,750,000 (e) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 2,423,565
490,000 Genesis Energy LP 8.250 01/15/29 511,502
1,450,000 (e) Hilcorp Energy I LP 5.750 02/01/29 1,434,588
1,450,000 (e) Hilcorp Energy I LP 6.000 02/01/31 1,378,416
2,000,000 (e) Hilcorp Energy I LP 8.375 11/01/33 2,042,110
3,500,000 (e) KazMunayGas National Co JSC 3.500 04/14/33 3,157,032
2,000,000 (e) Kinetik Holdings LP 6.625 12/15/28 2,059,354
1,070,000 (e) Kodiak Gas Services LLC 7.250 02/15/29 1,113,177

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.8% (continued)
$ 335,000 (e) Kodiak Gas Services LLC 6.500% 10/01/33 $ 342,106
500,000 (e) Kodiak Gas Services LLC 6.750 10/01/35 514,105
1,325,000 (e) Kosmos Energy Ltd 7.750 05/01/27 1,205,750
725,000 (e),(f) Kosmos Energy Ltd 8.750 10/01/31 409,719
15,040,000 Marathon Petroleum Corp 3.800 04/01/28 14,953,218
1,000,000 Marathon Petroleum Corp 4.750 09/15/44 854,747
2,750,000 Marathon Petroleum Corp 5.000 09/15/54 2,298,311
1,500,000 (e) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,564,137
710,000 (e) Midwest Connector Capital Co LLC 4.625 04/01/29 710,887
4,475,000 MPLX LP 1.750 03/01/26 4,457,352
7,235,000 MPLX LP 2.650 08/15/30 6,700,913
7,735,000 (e) Northern Natural Gas Co 3.400 10/16/51 5,171,370
5,000,000 Occidental Petroleum Corp 3.500 08/15/29 4,825,775
1,600,000 ONEOK, Inc 5.700 11/01/54 1,491,098
1,075,000 (e) ORLEN S.A. 6.000 01/30/35 1,133,130
1,210,000 (e) Permian Resources Operating LLC 7.000 01/15/32 1,261,227
3,600,000 (e) Pertamina Hulu Energi PT 5.250 05/21/30 3,669,964
6,200,000 (e) Pertamina Persero PT 1.400 02/09/26 6,176,006
850,000 (e),(f) Pertamina Persero PT 3.650 07/30/29 826,903
1,667,000 Petrobras Global Finance BV 5.999 01/27/28 1,695,616
2,925,000 Petrobras Global Finance BV 6.250 01/10/36 2,869,959
1,200,000 Petrobras Global Finance BV 6.900 03/19/49 1,183,453
6,244,000 Petroleos Mexicanos 6.700 02/16/32 6,227,330
3,000,000 Petroleos Mexicanos 7.690 01/23/50 2,688,588
4,870,000 (e) Petronas Capital Ltd 4.950 01/03/31 5,027,380
3,600,000 (e) Petronas Capital Ltd 5.340 04/03/35 3,743,877
1,000,000 (e) Petronas Energy Canada Ltd 2.112 03/23/28 960,566
860,000 Phillips 66 Co 3.150 12/15/29 825,518
775,000 Phillips 66 Co 4.680 02/15/45 655,526
2,050,000 (e) Promigas S.A. ESP 3.750 10/16/29 1,924,357
3,000,000 (e) Qatar Petroleum 2.250 07/12/31 2,701,800
2,100,000 (e) Raizen Fuels Finance S.A. 5.700 01/17/35 1,606,638
1,156,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 1,157,636
8,365,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 8,398,865
3,175,000 (e) Saudi Arabian Oil Co 2.250 11/24/30 2,869,241
1,375,000 (e) Saudi Arabian Oil Co 5.250 07/17/34 1,415,091
2,196,000 (e),(f) SIERRACOL EN AND 9.000 11/14/30 2,087,704
3,425,000 (e) Southern Gas Corridor CJSC 6.875 03/24/26 3,447,248
2,235,000 (e) Sunoco LP 7.000 05/01/29 2,331,007
1,150,000 Sunoco LP 4.500 05/15/29 1,129,033
2,000,000 (e) Sunoco LP 4.500 10/01/29 1,949,315
1,260,000 (e) Sunoco LP 4.625 05/01/30 1,224,063
500,000 (e) Sunoco LP 5.625 03/31/31 503,664
500,000 (e) Sunoco LP 5.875 03/15/34 499,956
2,200,000 (e) Thaioil Treasury Center Co Ltd 2.500 06/18/30 1,999,060
1,450,000 TotalEnergies Capital International S.A. 2.986 06/29/41 1,096,876
5,550,000 TotalEnergies Capital International S.A. 3.127 05/29/50 3,699,333
2,000,000 TotalEnergies Capital S.A. 5.488 04/05/54 1,933,837
7,835,000 TransCanada Trust 5.500 09/15/79 7,776,082
832,500 (e) Transocean, Inc 8.750 02/15/30 869,886
2,125,000 (e) USA Compression Partners LP 7.125 03/15/29 2,199,612
400,000 (e) USA Compression Partners LP 6.250 10/01/33 404,796
2,000,000 (e) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,819,946
2,205,000 (e) Venture Global LNG, Inc 8.125 06/01/28 2,233,452
3,000,000 (e),(f) Venture Global LNG, Inc 9.875 02/01/32 3,099,217
550,000 (e) Venture Global Plaquemines LNG LLC 6.125 12/15/30 560,089
635,000 (e) Venture Global Plaquemines LNG LLC 6.500 01/15/34 650,392
5,550,000 Williams Cos, Inc 5.650 03/15/33 5,836,862
TOTAL ENERGY 287,296,916
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
6,850,000 Agree LP 2.000 06/15/28 6,526,236
2,175,000 American Homes 4 Rent LP 5.250 03/15/35 2,206,048

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3% (continued)
$ 600,000 American Tower Corp 3.375% 10/15/26 $ 596,801
1,200,000 American Tower Corp 3.600 01/15/28 1,188,715
5,370,000 American Tower Corp 1.500 01/31/28 5,095,269
5,800,000 American Tower Corp 3.800 08/15/29 5,710,672
6,950,000 American Tower Corp 2.900 01/15/30 6,597,446
1,375,000 American Tower Corp 2.100 06/15/30 1,247,868
890,000 American Tower Corp 1.875 10/15/30 794,992
5,400,000 American Tower Corp 5.400 01/31/35 5,558,538
9,650,000 American Tower Corp 5.350 03/15/35 9,893,323
10,206,000 Brixmor Operating Partnership LP 2.250 04/01/28 9,799,310
818,127 (e) CFE FIBRA E 5.875 09/23/40 816,547
7,735,000 Essential Properties LP 2.950 07/15/31 7,060,867
3,200,000 Essex Portfolio LP 3.000 01/15/30 3,039,776
5,575,000 Essex Portfolio LP 5.375 04/01/35 5,735,346
1,440,000 (e) FIBRA ProLogis 5.500 11/26/35 1,445,760
4,150,000 GLP Capital LP 4.000 01/15/30 4,034,470
8,948,000 Healthcare Realty Holdings LP 3.500 08/01/26 8,899,724
3,000,000 Healthcare Realty Holdings LP 3.625 01/15/28 2,959,510
8,015,000 Healthcare Realty Holdings LP 3.100 02/15/30 7,613,542
1,660,000 Healthcare Realty Holdings LP 2.400 03/15/30 1,508,712
925,000 Healthcare Realty Holdings LP 2.050 03/15/31 800,028
7,500,000 Highwoods Realty LP 3.875 03/01/27 7,447,649
1,025,000 Highwoods Realty LP 4.125 03/15/28 1,015,902
1,350,000 Highwoods Realty LP 4.200 04/15/29 1,329,337
8,010,000 Highwoods Realty LP 3.050 02/15/30 7,458,286
2,085,000 (f) Highwoods Realty LP 2.600 02/01/31 1,869,898
155,000 (e) Iron Mountain, Inc 7.000 02/15/29 159,218
1,310,000 (e) Iron Mountain, Inc 6.250 01/15/33 1,320,960
600,000 (e) Millrose Properties, Inc 6.250 09/15/32 605,390
3,375,000 MPT Operating Partnership LP 3.500 03/15/31 2,453,936
345,000 (e) MPT Operating Partnership LP 8.500 02/15/32 368,437
1,075,000 ProLogis LP 2.875 11/15/29 1,027,761
2,398,000 (e) SBA Tower Trust 1.884 01/15/26 2,395,330
7,500,000 (e) SBA Tower Trust 1.631 11/15/26 7,337,933
956,000 (e) Trust 2401 4.869 01/15/30 941,660
494,000 (e) Trust Fibra Uno 4.869 01/15/30 483,426
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 135,344,623
FINANCIAL SERVICES - 2.3%
9,875,000 AerCap Ireland Capital DAC 3.000 10/29/28 9,573,701
4,690,000 Block, Inc 6.500 05/15/32 4,876,943
360,000 (e) Block, Inc 6.000 08/15/33 369,579
622,500 (e) Brazil Minas SPE via State of Minas Gerais 5.333 02/15/28 623,273
2,490,000 Capital One Financial Corp 3.750 03/09/27 2,482,588
5,490,000 (f),(g) Capital One Financial Corp 3.950 N/A 5,424,007
617,622 (e) Compass Group Diversified Holdings LLC 5.250 04/15/29 572,864
2,500,000 Corebridge Financial, Inc 6.050 09/15/33 2,652,863
3,475,000 Corebridge Financial, Inc 5.750 01/15/34 3,633,082
7,400,000 (g),(h) Deutsche Bank AG. 8.130 N/A 7,902,060
5,400,000 Discover Bank 3.450 07/27/26 5,383,580
2,275,000 Discover Bank 2.700 02/06/30 2,144,102
1,665,000 (e) Encore Capital Group, Inc 6.625 04/15/31 1,673,314
1,705,000 (e) FirstCash, Inc 6.875 03/01/32 1,773,544
5,600,000 Goldman Sachs Group, Inc 4.482 08/23/28 5,639,291
12,425,000 Goldman Sachs Group, Inc 5.330 07/23/35 12,766,164
360,000 Goldman Sachs Group, Inc 6.750 10/01/37 401,896
1,900,000 Goldman Sachs Group, Inc 4.411 04/23/39 1,755,371
4,875,000 Goldman Sachs Group, Inc 3.210 04/22/42 3,766,848
725,000 Goldman Sachs Group, Inc 3.436 02/24/43 567,875
10,000,000 (g) Goldman Sachs Group, Inc 7.500 N/A 10,585,560
5,900,000 (g) Goldman Sachs Group, Inc 7.500 N/A 6,281,665
925,000 Icahn Enterprises LP 5.250 05/15/27 912,286
3,800,000 Icahn Enterprises LP 4.375 02/01/29 3,278,605

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.3% (continued)
$ 5,400,000 (e) Indian Railway Finance Corp Ltd 2.800% 02/10/31 $ 4,977,589
2,500,000 (e) Jane Street Group 6.125 11/01/32 2,543,900
715,000 (e) Jane Street Group 6.750 05/01/33 746,314
2,500,000 (e) Minejesa Capital BV 5.625 08/10/37 2,475,025
11,950,000 Morgan Stanley 3.125 07/27/26 11,896,398
685,000 Morgan Stanley 3.950 04/23/27 684,515
15,750,000 Morgan Stanley 5.250 04/21/34 16,215,591
3,625,000 Morgan Stanley 5.424 07/21/34 3,771,147
3,675,000 Morgan Stanley 5.831 04/19/35 3,905,263
12,525,000 Morgan Stanley 5.320 07/19/35 12,893,257
11,850,000 Morgan Stanley 5.587 01/18/36 12,383,075
9,475,000 Morgan Stanley 5.664 04/17/36 9,945,578
2,350,000 (e) Muthoot Finance Ltd 6.375 04/23/29 2,385,599
5,000,000 Navient Corp 5.000 03/15/27 5,010,845
1,345,000 OneMain Finance Corp 3.500 01/15/27 1,331,873
1,145,000 OneMain Finance Corp 6.125 05/15/30 1,167,427
5,000,000 OneMain Finance Corp 4.000 09/15/30 4,686,801
2,000,000 OneMain Finance Corp 7.125 11/15/31 2,087,676
549,000 OneMain Finance Corp 6.500 03/15/33 553,749
350,000 (e) PennyMac Financial Services, Inc 7.875 12/15/29 372,417
400,000 (e) PennyMac Financial Services, Inc 6.875 05/15/32 418,758
2,000,000 (e) Perusahaan Penerbit SBSN Indonesia III 4.500 12/01/30 2,003,600
2,975,000 (e) Power Finance Corp Ltd 3.950 04/23/30 2,901,294
1,065,000 (e) Rocket Cos, Inc 6.125 08/01/30 1,100,868
1,125,000 (e) Rocket Cos, Inc 6.375 08/01/33 1,172,946
2,000,000 (e),(f) Rocket Mortgage LLC 4.000 10/15/33 1,858,192
550,000 Springleaf Finance Corp 5.375 11/15/29 550,372
815,000 (e) Starwood Property Trust, Inc 6.500 07/01/30 850,133
6,950,000 (g) State Street Corp 6.700 N/A 7,251,123
1,000,000 (e) SURA Asset Management S.A. 6.350 05/13/32 1,066,330
6,450,000 (e) UBS Group AG. 1.305 02/02/27 6,430,415
7,500,000 (e) UBS Group AG. 5.617 09/13/30 7,830,246
3,500,000 (e) UBS Group AG. 3.179 02/11/43 2,656,942
4,000,000 (e),(g),(h) UBS Group AG. 9.250 N/A 4,691,028
800,000 (e) UWM Holdings LLC 6.625 02/01/30 810,063
2,000,000 (e),(f) VistaJet Malta Finance plc 6.375 02/01/30 1,903,297
665,000 (e) Walker & Dunlop, Inc 6.625 04/01/33 682,240
800,000 (e) WEX, Inc 6.500 03/15/33 818,929
TOTAL FINANCIAL SERVICES 240,071,876
FOOD, BEVERAGE & TOBACCO - 0.9%
3,100,000 (e) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 2,898,391
16,675,000 Anheuser-Busch Cos LLC 4.700 02/01/36 16,505,666
12,553,000 Anheuser-Busch Cos LLC 4.900 02/01/46 11,610,137
1,400,000 (e) Arcor SAIC 7.600 07/31/33 1,412,600
2,000,000 (e) Bimbo Bakeries USA, Inc 6.050 01/15/29 2,090,955
3,250,000 (e) Cia Cervecerias Unidas S.A. 3.350 01/19/32 2,948,247
3,000,000 (e) Coca-Cola Icecek AS. 4.500 01/20/29 2,956,022
1,875,000 (e) Embotelladora Andina S.A. 3.950 01/21/50 1,471,706
2,250,000 (e) Gruma SAB de C.V. 5.390 12/09/34 2,312,978
2,000,000 (e) Grupo Bimbo SAB de C.V. 4.700 11/10/47 1,721,765
4,100,000 Kraft Heinz Foods Co 5.500 06/01/50 3,835,724
5,550,000 (e) Mars, Inc 5.200 03/01/35 5,704,454
5,000,000 (e) Mars, Inc 5.650 05/01/45 5,040,075
3,950,000 (e) Mars, Inc 5.700 05/01/55 3,934,707
1,500,000 (e) NBM US Holdings, Inc 6.625 08/06/29 1,516,500
9,000,000 Philip Morris International, Inc 5.250 02/13/34 9,302,505
680,000 (e) Post Holdings, Inc 6.250 02/15/32 698,683
2,000,000 (e) Post Holdings, Inc 6.375 03/01/33 2,020,000
785,000 (e) Post Holdings, Inc 6.500 03/15/36 786,061
5,500,000 (e) Primo Water Holdings, Inc 4.375 04/30/29 5,350,863
2,500,000 (e) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 2,632,230

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 1,305,000 (e) Viking Baked Goods Acquisition Corp 8.625% 11/01/31 $ 1,309,192
TOTAL FOOD, BEVERAGE & TOBACCO 88,059,461
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
980,000 Advocate Health & Hospitals Corp 3.008 06/15/50 642,678
3,700,000 Cardinal Health, Inc 5.750 11/15/54 3,691,022
6,250,000 (e) CHS 5.250 05/15/30 5,869,954
430,000 (e) Concentra Escrow Issuer Corp 6.875 07/15/32 449,696
8,225,000 CVS Health Corp 5.450 09/15/35 8,419,195
23,725,000 CVS Health Corp 5.050 03/25/48 20,914,770
1,000,000 (e) DaVita, Inc 4.625 06/01/30 972,390
2,000,000 (e) DaVita, Inc 6.875 09/01/32 2,081,932
1,845,000 (e) DaVita, Inc 6.750 07/15/33 1,913,067
355,000 (e) Global Medical Response, Inc 7.375 10/01/32 368,978
2,815,000 HCA, Inc 5.625 09/01/28 2,901,633
5,000,000 HCA, Inc 3.500 09/01/30 4,808,291
9,475,000 HCA, Inc 3.625 03/15/32 8,949,424
11,650,000 HCA, Inc 6.200 03/01/55 11,872,970
3,500,000 (e) Hologic, Inc 3.250 02/15/29 3,449,499
1,975,000 (e) IQVIA, Inc 6.250 06/01/32 2,063,713
1,165,000 (e) Molina Healthcare, Inc 6.500 02/15/31 1,196,490
800,000 (e) Molina Healthcare, Inc 6.250 01/15/33 815,572
225,000 Tenet Healthcare Corp 4.625 06/15/28 225,418
3,780,000 Tenet Healthcare Corp 6.125 10/01/28 3,796,904
2,500,000 Tenet Healthcare Corp 4.250 06/01/29 2,462,663
3,200,000 Tenet Healthcare Corp 4.375 01/15/30 3,139,757
850,000 (e) Tenet Healthcare Corp 6.000 11/15/33 875,155
7,185,000 UnitedHealth Group, Inc 2.300 05/15/31 6,479,508
2,750,000 UnitedHealth Group, Inc 5.150 07/15/34 2,816,686
1,375,000 UnitedHealth Group, Inc 3.750 10/15/47 1,049,871
TOTAL HEALTH CARE EQUIPMENT & SERVICES 102,227,236
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
8,175,000 Haleon US Capital LLC 3.625 03/24/32 7,776,815
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,776,815
INSURANCE - 2.1%
2,550,000 (e) Acrisure LLC 4.250 02/15/29 2,486,746
700,000 (e) Acrisure LLC 6.750 07/01/32 721,076
131,000 Aflac, Inc 6.450 08/15/40 144,438
825,000 (e) Alliant Holdings Intermediate LLC 4.250 10/15/27 819,756
4,360,000 (e) Alliant Holdings Intermediate LLC 6.750 04/15/28 4,439,245
2,000,000 (e) Alliant Holdings Intermediate LLC 6.500 10/01/31 2,061,374
6,400,000 (e) Allianz SE 6.350 09/06/53 6,871,578
16,200,000 (e),(f),(g),(h) Allianz SE 6.550 N/A 16,816,280
11,160,000 Aon Corp 2.800 05/15/30 10,537,132
1,450,000 Aon Corp 5.350 02/28/33 1,509,985
1,775,000 (e) Ardonagh Finco Ltd 7.750 02/15/31 1,860,830
500,000 (e) ASURION LLC 8.000 12/31/32 518,806
4,500,000 AXIS Specialty Finance LLC 4.900 01/15/40 4,329,134
9,950,000 Berkshire Hathaway Finance Corp 2.850 10/15/50 6,400,155
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,154,254
1,300,000 Brown & Brown, Inc 5.550 06/23/35 1,332,962
8,225,000 (e) Five Corners Funding Trust II 2.850 05/15/30 7,743,203
2,500,000 (e) Hanwha Life Insurance Co Ltd 3.379 02/04/32 2,464,012
15,431,000 Hartford Financial Services Group, Inc 2.800 08/19/29 14,752,880
350,000 Hartford Financial Services Group, Inc 4.300 04/15/43 300,814
3,400,000 Hartford Financial Services Group, Inc 2.900 09/15/51 2,166,030
2,755,000 (e) HUB International Ltd 7.250 06/15/30 2,892,544
1,450,000 (e) Liberty Mutual Group, Inc 3.951 10/15/50 1,072,246
9,875,000 MetLife, Inc 6.350 03/15/55 10,413,731
8,800,000 (e) Omnis Funding Trust 6.722 05/15/55 9,150,702
3,250,000 (e) Panther Escrow Issuer LLC 7.125 06/01/31 3,367,806
10,175,000 PartnerRe Finance B LLC 4.500 10/01/50 9,566,841
3,500,000 Principal Financial Group, Inc 2.125 06/15/30 3,188,264

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.1% (continued)
$ 1,975,000 Prudential Financial, Inc 5.200% 03/14/35 $ 2,025,534
5,500,000 Prudential Financial, Inc 5.125 03/01/52 5,449,720
10,250,000 Prudential Financial, Inc 6.500 03/15/54 10,833,527
9,575,000 Reinsurance Group of America, Inc 5.750 09/15/34 9,985,599
5,275,000 RenaissanceRe Holdings Ltd 5.800 04/01/35 5,509,427
985,000 (e) Ryan Specialty LLC 5.875 08/01/32 1,006,441
11,300,000 (e) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 11,375,685
16,100,000 UnitedHealth Group, Inc 5.625 07/15/54 15,791,162
3,900,000 (a),(e) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7.812 01/05/27 3,976,830
1,900,000 (a),(e) Vitality Re XV Ltd, (UTIXX + 2.500%) 0.000 01/07/28 1,924,510
5,000,000 (a),(e) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6.049 01/08/29 5,001,000
17,600,000 (e) Wynnton Funding Trust 5.251 08/15/35 17,712,550
TOTAL INSURANCE 219,674,809
MATERIALS - 1.2%
875,000 (e) Alpek SAB de C.V. 4.250 09/18/29 819,198
2,000,000 (e) Alpek SAB de C.V. 3.250 02/25/31 1,701,313
370,000 Amcor Flexibles North America, Inc 3.100 09/15/26 366,762
4,725,000 Amcor Flexibles North America, Inc 2.630 06/19/30 4,380,418
7,535,000 Amcor Flexibles North America, Inc 2.690 05/25/31 6,889,646
2,300,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,231,316
2,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 2,393,904
1,778,000 (e) Antofagasta plc 2.375 10/14/30 1,612,244
1,600,000 (e) Antofagasta plc 5.625 05/13/32 1,664,160
1,150,000 (e) Antofagasta plc 6.250 05/02/34 1,238,726
950,000 (e) Antofagasta plc 5.625 09/09/35 978,025
1,445,000 (e) Arsenal AIC Parent LLC 8.000 10/01/30 1,533,377
400,000 (e) Avient Corp 6.250 11/01/31 411,143
1,850,000 Ball Corp 2.875 08/15/30 1,710,522
10,105,000 Berry Global, Inc 1.570 01/15/26 10,094,878
6,100,000 Berry Global, Inc 1.650 01/15/27 5,938,495
1,350,000 (e) Celulosa Arauco y Constitucion S.A. 6.180 05/05/32 1,393,267
3,475,000 (e),(g) Cemex SAB de C.V. 7.200 N/A 3,624,077
1,500,000 Commercial Metals Co 4.125 01/15/30 1,456,476
1,090,000 (e) Commercial Metals Co 6.000 12/15/35 1,117,420
3,000,000 (e) Corp Nacional del Cobre de Chile 3.000 09/30/29 2,847,051
2,000,000 (e) Corp Nacional del Cobre de Chile 3.150 01/14/30 1,898,892
3,500,000 (e) Corp Nacional del Cobre de Chile 6.330 01/13/35 3,734,500
325,000 (e) Corp Nacional del Cobre de Chile 6.440 01/26/36 352,422
800,000 (e) Freeport Indonesia PT 4.763 04/14/27 801,373
1,860,000 (e),(f) Freeport Indonesia PT 5.315 04/14/32 1,896,352
1,500,000 (e) Fresnillo plc 4.250 10/02/50 1,195,998
1,500,000 (e) Inversiones CMPC S.A. 4.375 04/04/27 1,499,847
4,900,000 (e) Inversiones CMPC S.A. 3.000 04/06/31 4,385,052
3,000,000 (e) Klabin Austria GmbH 5.750 04/03/29 3,048,462
3,000,000 (e) Kraton Corp 5.000 07/15/27 3,044,770
2,000,000 (e) Mineral Resources Ltd 8.000 11/01/27 2,042,600
1,325,000 (e) Mineral Resources Ltd 9.250 10/01/28 1,390,588
120,000 (e) Mineral Resources Ltd 7.000 04/01/31 125,136
3,000,000 (e) Momentive Performance Materials, Inc 4.125 10/22/28 2,994,748
6,350,000 Nutrien Ltd 2.950 05/13/30 5,999,322
1,000,000 (e) OCP S.A. 6.100 04/30/30 1,044,680
1,600,000 (e) OCP S.A. 3.750 06/23/31 1,496,605
1,075,000 (e) OCP S.A. 6.750 05/02/34 1,157,946
855,000 (e) Olin Corp 6.625 04/01/33 848,561
1,150,000 (e) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 1,135,718
1,665,000 (e) Qnity Electronics, Inc 5.750 08/15/32 1,702,373
535,000 (e) Qnity Electronics, Inc 6.250 08/15/33 554,555
1,750,000 Sasol Financing USA LLC 4.375 09/18/26 1,738,155
670,000 (e) Sealed Air Corp 6.125 02/01/28 681,130
600,000 (e) Sealed Air Corp 7.250 02/15/31 624,805
1,280,000 (e) Sealed Air Corp 6.500 07/15/32 1,327,844
345,000 (e) Solstice Advanced Materials, Inc 5.625 09/30/33 348,034

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS - 1.2% (continued)
$ 2,400,000 Suzano Austria GmbH 3.750% 01/15/31 $ 2,264,616
5,000,000 Suzano Austria GmbH 3.125 01/15/32 4,472,694
1,720,000 Suzano Netherlands BV 5.500 01/15/36 1,705,174
3,675,000 (e) UltraTech Cement Ltd 2.800 02/16/31 3,367,910
5,000,000 (e) Windfall Mining Group, Inc 5.854 05/13/32 5,222,045
TOTAL MATERIALS 118,505,325
MEDIA & ENTERTAINMENT - 1.0%
19,825,000 Alphabet, Inc 4.100 11/15/30 19,885,843
4,900,000 (e) CCO Holdings LLC 5.125 05/01/27 4,893,264
2,500,000 (e) CCO Holdings LLC 4.500 08/15/30 2,353,780
5,000,000 (e) CCO Holdings LLC 4.250 02/01/31 4,594,250
10,250,000 Charter Communications Operating LLC 6.550 06/01/34 10,780,494
5,000,000 Charter Communications Operating LLC 5.850 12/01/35 4,987,871
5,358,000 Comcast Corp 2.887 11/01/51 3,133,323
985,000 (e) DIRECTV Holdings LLC 5.875 08/15/27 990,782
1,200,000 (e) Gray Media, Inc 7.250 08/15/33 1,226,195
1,800,000 (e) Gray Television, Inc 10.500 07/15/29 1,935,614
2,985,000 Grupo Televisa SAB 6.625 01/15/40 2,574,833
650,000 Lamar Media Corp 3.750 02/15/28 638,038
2,000,000 Lamar Media Corp 4.875 01/15/29 1,996,528
1,000,000 Lamar Media Corp 4.000 02/15/30 965,966
1,675,000 Lamar Media Corp 3.625 01/15/31 1,576,803
1,145,000 (e) McGraw-Hill Education, Inc 7.375 09/01/31 1,208,040
11,225,000 Meta Platforms, Inc 4.875 11/15/35 11,209,959
11,700,000 Meta Platforms, Inc 5.625 11/15/55 11,229,320
2,725,000 (e) Sirius XM Radio, Inc 4.000 07/15/28 2,663,868
1,575,000 (e) Sirius XM Radio, Inc 4.125 07/01/30 1,497,931
500,000 (e),(f) Sirius XM Radio, Inc 3.875 09/01/31 460,467
3,000,000 (e) Sunrise FinCo I BV 4.875 07/15/31 2,857,500
250,000 Time Warner Cable LLC 5.875 11/15/40 231,338
1,275,000 (e) Univision Communications, Inc 4.500 05/01/29 1,224,739
2,000,000 (e) VZ Secured Financing BV 5.000 01/15/32 1,809,906
1,413,000 (e) Ziff Davis, Inc 4.625 10/15/30 1,342,004
TOTAL MEDIA & ENTERTAINMENT 98,268,656
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
6,875,000 AbbVie, Inc 4.050 11/21/39 6,137,067
28,525,000 Amgen, Inc 5.650 03/02/53 27,931,614
1,500,000 (e) Avantor Funding, Inc 4.625 07/15/28 1,491,850
2,040,000 (e) Avantor Funding, Inc 3.875 11/01/29 1,950,761
10,000,000 Bristol-Myers Squibb Co 5.550 02/22/54 9,820,737
17,900,000 Gilead Sciences, Inc 5.250 10/15/33 18,810,075
1,500,000 Gilead Sciences, Inc 2.600 10/01/40 1,109,656
2,500,000 (e) Organon Finance  LLC 4.125 04/30/28 2,436,087
3,150,000 (e),(f) Organon Finance  LLC 5.125 04/30/31 2,608,814
1,374,000 Teva Pharmaceutical Finance Netherlands III BV 3.150 10/01/26 1,358,139
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,654,800
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,400,000 Kennedy-Wilson, Inc 4.750 03/01/29 1,359,462
1,475,000 (f) Kennedy-Wilson, Inc 5.000 03/01/31 1,387,210
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,746,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
9,525,000 Broadcom, Inc 4.600 07/15/30 9,677,696
11,250,000 Broadcom, Inc 3.469 04/15/34 10,258,235
4,850,000 Broadcom, Inc 4.800 10/15/34 4,859,326
20,542,000 (e) Broadcom, Inc 4.926 05/15/37 20,275,126
260,000 Intel Corp 3.150 05/11/27 256,814
4,735,000 NVIDIA Corp 2.000 06/15/31 4,261,966
3,000,000 (e),(f) TSMC Global Ltd 1.750 04/23/28 2,860,013
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 52,449,176
SOFTWARE & SERVICES - 1.0%
3,450,000 Accenture Capital, Inc 4.500 10/04/34 3,400,891
11,405,000 Adobe, Inc 2.300 02/01/30 10,678,486

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 1.0% (continued)
$ 3,000,000 (e) Ahead DB Holdings LLC 6.625% 05/01/28 $ 3,019,425
21,850,000 AppLovin Corp 5.125 12/01/29 22,412,094
570,000 (e) Fair Isaac Corp 6.000 05/15/33 585,474
2,270,000 (e) Gen Digital, Inc 6.750 09/30/27 2,303,814
170,000 (e) Gen Digital, Inc 6.250 04/01/33 175,309
19,000,000 Microsoft Corp 2.400 08/08/26 18,856,659
1,850,000 Microsoft Corp 1.350 09/15/30 1,657,944
1,911,000 Microsoft Corp 2.525 06/01/50 1,166,759
455,000 (e) Open Text Corp 6.900 12/01/27 473,344
2,830,000 (e) Open Text Corp 3.875 12/01/29 2,685,755
550,000 (e) Open Text Holdings, Inc 4.125 02/15/30 525,702
9,350,000 Oracle Corp 4.450 09/26/30 9,147,442
10,100,000 Oracle Corp 5.500 08/03/35 9,896,813
5,825,000 Oracle Corp 5.200 09/26/35 5,580,820
3,100,000 Roper Technologies, Inc 1.400 09/15/27 2,968,104
13,155,000 Roper Technologies, Inc 2.000 06/30/30 11,900,733
TOTAL SOFTWARE & SERVICES 107,435,568
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,100,000 Apple, Inc 4.650 02/23/46 1,009,898
1,590,000 Apple, Inc 2.650 02/08/51 982,894
5,625,000 (e) Imola Merger Corp 4.750 05/15/29 5,551,986
4,700,000 (e) Lenovo Group Ltd 3.421 11/02/30 4,470,562
975,000 (e) Sensata Technologies BV 4.000 04/15/29 951,301
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,966,641
TELECOMMUNICATION SERVICES - 1.8%
18,125,000 AT&T, Inc 4.900 11/01/35 17,901,330
54,975,000 AT&T, Inc 3.550 09/15/55 36,593,681
8,570,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 9,005,656
2,750,000 (e) Bharti Airtel Ltd 3.250 06/03/31 2,602,440
1,335,000 (e) C&W Senior Finance Ltd 9.000 01/15/33 1,375,499
1,225,000 (e) CT Trust 5.125 02/03/32 1,178,174
2,500,000 (e) Frontier Communications Holdings LLC 5.875 10/15/27 2,508,073
892,000 (e) Iliad Holding SASU 7.000 10/15/28 903,091
865,000 (e) Iliad Holding SASU 8.500 04/15/31 930,955
1,200,000 (e) Level 3 Financing, Inc 6.875 06/30/33 1,227,934
2,160,000 (e) Level 3 Financing, Inc 7.000 03/31/34 2,226,035
1,500,000 (e) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,575,000
1,675,000 (e) Millicom International Cellular S.A. 4.500 04/27/31 1,560,187
2,750,000 (e) Millicom International Cellular S.A. 7.375 04/02/32 2,857,863
220,000 (e) Sable International Finance Ltd 7.125 10/15/32 222,622
1,650,000 (e) Sitios Latinoamerica SAB de C.V. 6.000 11/25/29 1,710,225
3,575,000 (e) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 3,591,377
1,575,000 (e) Telecomunicaciones Digitales S.A. 4.500 01/30/30 1,499,054
800,000 T-Mobile USA, Inc 2.250 02/15/26 798,169
23,910,000 T-Mobile USA, Inc 3.875 04/15/30 23,512,495
10,800,000 T-Mobile USA, Inc 5.050 07/15/33 11,020,877
1,275,000 T-Mobile USA, Inc 3.000 02/15/41 950,064
4,545,000 T-Mobile USA, Inc 3.300 02/15/51 3,038,223
7,700,000 T-Mobile USA, Inc 5.875 11/15/55 7,691,785
1,850,000 (e) Turk Telekomunikasyon AS. 7.375 05/20/29 1,927,800
4,500,000 (e) Turk Telekomunikasyon AS. 6.950 10/07/32 4,598,280
1,990,000 (e) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 2,115,907
8,250,000 Verizon Communications, Inc 4.780 02/15/35 8,122,721
22,200,000 Verizon Communications, Inc 5.250 04/02/35 22,563,812
2,700,000 Verizon Communications, Inc 5.875 11/30/55 2,667,604
2,415,000 (e) Vmed O2 UK Financing I plc 4.750 07/15/31 2,229,561
760,000 (e) Windstream Escrow LLC 8.250 10/01/31 797,825
800,000 (e) Windstream Services LLC 7.500 10/15/33 820,086
TOTAL TELECOMMUNICATION SERVICES 182,324,405
TRANSPORTATION - 0.3%
1,000,000 (e) Adani Ports & Special Economic Zone Ltd 4.000 07/30/27 981,899
800,000 (e) Adani Ports & Special Economic Zone Ltd 4.200 08/04/27 789,684

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3% (continued)
$ 2,300,000 (e) Adani Ports & Special Economic Zone Ltd 3.100% 02/02/31 $ 2,038,466
1,450,000 (e) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 1,210,532
1,500,000 (e) DP World Ltd 5.625 09/25/48 1,470,174
2,300,000 (e) ENA Master Trust 4.000 05/19/48 1,759,132
1,110,000 (e) Genesee & Wyoming, Inc 6.250 04/15/32 1,144,691
2,000,000 (e) Grupo Aeromexico SAB de C.V. 8.250 11/15/29 2,042,620
2,000,000 (e) Grupo Aeromexico SAB de C.V. 8.625 11/15/31 2,041,860
4,000,000 (e) Mexico City Airport Trust 5.500 07/31/47 3,501,920
5,000,000 (e) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 4,981,500
3,000,000 (e) Rumo Luxembourg Sarl 5.250 01/10/28 2,994,450
640,000 (e) Stonepeak Nile Parent LLC 7.250 03/15/32 677,309
4,560,000 (e) Transnet SOC Ltd 8.250 02/06/28 4,813,497
3,940,000 (e) XPO, Inc 6.250 06/01/28 4,017,346
TOTAL TRANSPORTATION 34,465,080
UTILITIES - 3.1%
1,313,375 (e) Adani Transmission Ltd 4.250 05/21/36 1,181,830
5,400,000 AEP Transmission Co LLC 5.375 06/15/35 5,569,439
1,000,000 AEP Transmission Co LLC 4.000 12/01/46 801,187
1,740,000 AEP Transmission Co LLC 3.750 12/01/47 1,331,822
725,000 Alabama Power Co 4.150 08/15/44 605,574
3,000,000 Alabama Power Co 3.450 10/01/49 2,133,599
10,350,000 Alabama Power Co 3.125 07/15/51 6,846,502
4,725,495 (e) Alfa Desarrollo S.p.A 4.550 09/27/51 3,801,840
14,500,000 Ameren Illinois Co 4.950 06/01/33 14,813,018
1,650,000 American Water Capital Corp 3.000 12/01/26 1,633,795
3,075,000 American Water Capital Corp 2.800 05/01/30 2,914,880
10,000,000 American Water Capital Corp 2.300 06/01/31 9,031,904
1,400,000 American Water Capital Corp 4.000 12/01/46 1,125,928
1,425,000 American Water Capital Corp 3.750 09/01/47 1,095,521
675,000 American Water Capital Corp 3.450 05/01/50 480,626
760,000 American Water Capital Corp 3.250 06/01/51 513,687
2,100,000 American Water Capital Corp 5.700 09/01/55 2,102,742
2,990,000 Atmos Energy Corp 1.500 01/15/31 2,622,557
375,000 Atmos Energy Corp 4.125 10/15/44 316,207
10,075,000 Atmos Energy Corp 5.000 12/15/54 9,163,430
2,050,000 Baltimore Gas and Electric Co 3.750 08/15/47 1,564,582
1,700,000 (e) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 1,757,290
4,950,000 Berkshire Hathaway Energy Co 3.250 04/15/28 4,878,983
7,137,000 Berkshire Hathaway Energy Co 1.650 05/15/31 6,211,992
850,000 Black Hills Corp 3.150 01/15/27 841,581
760,000 Black Hills Corp 3.875 10/15/49 565,772
850,000 (e) California Buyer Ltd 6.375 02/15/32 851,402
1,200,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 1,101,481
776,697 (e) Chile Electricity Lux Mpc II Sarl 5.672 10/20/35 806,631
2,000,000 (e) Cikarang Listrindo Tbk PT 5.650 03/12/35 2,029,055
6,465,000 CMS Energy Corp 6.500 06/01/55 6,647,766
2,400,000 (e) Colbun S.A. 5.375 09/11/35 2,403,000
3,000,000 (e) Comision Federal de Electricidad 3.348 02/09/31 2,725,745
9,470,000 Commonwealth Edison Co 3.000 03/01/50 6,191,379
6,250,000 Commonwealth Edison Co 2.750 09/01/51 3,832,877
6,250,000 Consolidated Edison Co of New York, Inc 5.500 03/15/55 6,058,771
817,000 Consumers Energy Co 2.650 08/15/52 504,997
8,000,000 Consumers Energy Co 4.200 09/01/52 6,421,442
1,411,125 (e) Continuum Green Energy India Pvt 7.500 06/26/33 1,456,346
725,000 (e) ContourGlobal Power Holdings S.A. 6.750 02/28/30 747,555
7,600,000 Dominion Energy, Inc 7.000 06/01/54 8,228,908
4,500,000 Dominion Energy, Inc 6.625 05/15/55 4,637,057
1,500,000 DTE Electric Co 3.650 03/01/52 1,104,302
3,875,000 DTE Electric Co 5.400 04/01/53 3,760,396
2,650,000 DTE Electric Co 5.850 05/15/55 2,719,630
7,000,000 Duke Energy Carolinas LLC 5.400 01/15/54 6,775,865
5,310,000 Duke Energy Progress LLC 2.500 08/15/50 3,095,693

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 1,500,000 (e) Empresa de Transmision Electrica S.A. 5.125% 05/02/49 $ 1,152,735
2,390,000 (e) Empresas Publicas de Medellin ESP 4.250 07/18/29 2,245,764
2,350,000 (e) Energuate Trust 2 0 6.350 09/15/35 2,349,095
1,000,000 Entergy Arkansas LLC 2.650 06/15/51 594,375
1,800,000 Entergy Louisiana LLC 5.800 03/15/55 1,808,926
7,350,000 Enterprise Products Operating LLC 3.700 01/31/51 5,389,803
900,000 (e) Eskom Holdings SOC Ltd 8.450 08/10/28 964,886
4,020,000 Exelon Corp 6.500 03/15/55 4,182,980
3,225,000 (e) Ferrellgas LP 5.875 04/01/29 3,098,914
2,228,642 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 2,342,369
10,450,000 Florida Power & Light Co 4.800 05/15/33 10,653,077
5,350,000 Florida Power & Light Co 3.990 03/01/49 4,246,522
3,850,000 Florida Power & Light Co 5.700 03/15/55 3,900,947
2,000,000 Georgia Power Co 4.650 05/16/28 2,031,306
2,000,000 Georgia Power Co 4.950 05/17/33 2,039,119
3,250,000 (e) Grupo Energia Bogota S.A. ESP 5.750 10/22/35 3,217,988
1,150,000 Indiana Michigan Power Co 3.750 07/01/47 880,572
2,865,000 Indiana Michigan Power Co 3.250 05/01/51 1,901,124
6,000,000 (e) Israel Electric Corp Ltd 4.250 08/14/28 5,926,893
7,275,000 MidAmerican Energy Co 3.650 04/15/29 7,188,701
2,175,000 MidAmerican Energy Co 3.650 08/01/48 1,627,869
5,625,000 MPLX LP 6.200 09/15/55 5,577,172
1,650,000 Nevada Power Co 2.400 05/01/30 1,524,585
2,000,000 (e) Niagara Energy SAC 5.746 10/03/34 2,036,967
15,720,000 NiSource, Inc 1.700 02/15/31 13,794,449
2,650,000 NiSource, Inc 5.850 04/01/55 2,641,648
2,845,000 (e) NRG Energy, Inc 2.450 12/02/27 2,749,323
1,250,000 NRG Energy, Inc 5.750 01/15/28 1,254,776
1,200,000 (e) NRG Energy, Inc 6.000 02/01/33 1,223,759
960,000 (e) NRG Energy, Inc 6.250 11/01/34 985,934
150,000 Oncor Electric Delivery Co LLC 7.250 01/15/33 171,392
500,000 (e) ONEOK, Inc 5.625 01/15/28 510,110
2,940,000 PacifiCorp 2.700 09/15/30 2,700,495
350,000 (e) Pattern Energy Operations LP 4.500 08/15/28 345,199
1,375,000 PECO Energy Co 3.000 09/15/49 902,383
1,000,000 PECO Energy Co 2.800 06/15/50 625,838
1,400,000 (e) Perusahaan Listrik Negara PT 3.875 07/17/29 1,366,725
2,500,000 (e) Perusahaan Listrik Negara PT 3.375 02/05/30 2,389,223
135,000 Potomac Electric Power Co 7.900 12/15/38 169,672
5,440,000 Public Service Co of Colorado 3.200 03/01/50 3,704,793
2,825,000 Public Service Electric and Gas Co 4.900 12/15/32 2,886,988
3,925,000 Public Service Electric and Gas Co 3.150 01/01/50 2,670,474
5,000,000 Public Service Electric and Gas Co 5.450 03/01/54 4,886,013
1,250,000 Southern Co Gas Capital Corp 4.400 06/01/43 1,070,047
3,175,000 Southern Co Gas Capital Corp 3.950 10/01/46 2,484,115
550,000 (e) Superior Plus LP 4.500 03/15/29 536,887
2,815,000 (e) Talen Energy Supply LLC 8.625 06/01/30 2,980,393
1,970,000 (e) Talen Energy Supply LLC 6.250 02/01/34 2,009,230
1,515,000 (e) Talen Energy Supply LLC 6.500 02/01/36 1,566,646
4,000,000 (e) TerraForm Power Operating LLC 4.750 01/15/30 3,886,343
1,322,978 (e) UEP Penonome II S.A. 6.500 10/01/38 1,178,112
4,600,000 Union Electric Co 5.450 03/15/53 4,433,706
2,250,000 Union Electric Co 5.125 03/15/55 2,060,559
1,025,000 Virginia Electric and Power Co 2.950 11/15/26 1,016,999
2,850,000 Virginia Electric and Power Co 5.700 08/15/53 2,806,533
775,000 Virginia Electric and Power Co 5.550 08/15/54 751,237
5,300,000 Virginia Electric and Power Co 5.600 09/15/55 5,147,588
5,000,000 Wisconsin Power and Light Co 4.950 04/01/33 5,063,075
1,000,000 Wisconsin Power and Light Co 4.100 10/15/44 802,003

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 470,000 Xcel Energy, Inc 4.800% 09/15/41 $ 431,706
TOTAL UTILITIES 317,093,648
TOTAL CORPORATE BONDS
(Cost $3,153,557,824) 3,085,401,249
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.3%
FOREIGN GOVERNMENT BONDS - 2.1%
1,575,000 (e) Angolan Government International Bond 8.750 04/14/32 1,534,631
1,600,000 (e) Angolan Government International Bond 9.375 05/08/48 1,405,686
3,200,000 Argentine Republic Government International Bond (Step Bond) 4.125 07/09/35 2,380,800
950,000 (e) Bank Gospodarstwa Krajowego 6.250 10/31/28 1,006,178
3,305,000 (e) Bank Gospodarstwa Krajowego 5.375 05/22/33 3,395,912
3,415,000 (e) Banque Ouest Africaine de Developpement 4.700 10/22/31 3,142,996
EUR 2,100,000 (e) Banque Ouest Africaine de Developpement 2.750 01/22/33 2,086,797
1,500,000 (e) Barbados Government International Bond 8.000 06/26/35 1,576,500
1,500,000 (e) Benin Government International Bond 8.375 01/23/41 1,573,655
CLP 845,000,000 (e) Bonos de la Tesoreria de la Republica en pesos 6.000 04/01/33 977,535
BRL 14,400,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 2,306,670
1,705,000 Brazilian Government International Bond 6.000 10/20/33 1,722,902
695,000 Brazilian Government International Bond 4.750 01/14/50 505,612
1,500,000 Brazilian Government International Bond 7.125 05/13/54 1,482,750
2,115,000 Brazilian Government International Bond 7.250 01/12/56 2,091,946
2,158,984 Canal Barge Co, Inc 4.500 11/12/34 2,142,331
EUR 1,150,000 Chile Government International Bond 3.750 01/14/32 1,370,575
5,950,000 Chile Government International Bond 2.550 01/27/32 5,331,498
1,900,000 Chile Government International Bond 3.500 01/31/34 1,746,005
EUR 530,000 Chile Government International Bond 3.800 07/01/35 622,719
990,000 Chile Government International Bond 3.100 05/07/41 761,756
2,525,000 Colombia Government International Bond 3.250 04/22/32 2,127,313
1,350,000 Colombia Government International Bond 8.000 11/14/35 1,438,425
1,600,000 (e) Costa Rica Government International Bond 7.000 04/04/44 1,752,000
1,295,000 (e) Dominican Republic Government International Bond 5.500 02/22/29 1,309,375
3,850,000 (e) Dominican Republic Government International Bond 5.875 01/30/60 3,428,810
2,000,000 (e) Dominican Republic International Bond 5.875 10/28/35 2,003,400
2,040,000 (e) Dominican Republic International Bond 5.300 01/21/41 1,846,200
1,475,000 (e) Eagle Funding Luxco Sarl 5.500 08/17/30 1,502,420
857,325 (e) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 845,117
956,102 (e) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 842,804
1,975,000 (e) Egypt Government International Bond 8.625 02/04/30 2,190,941
1,500,000 (e) Egypt Government International Bond 7.053 01/15/32 1,560,614
1,050,000 (e) Egypt Government International Bond 8.500 01/31/47 1,030,032
1,875,000 (e) Egypt Government International Bond 8.875 05/29/50 1,897,581
395,000 European Investment Bank 4.875 02/15/36 414,628
4,400,000 (e) Export-Import Bank of India 3.875 02/01/28 4,373,028
3,200,000 Export-Import Bank of Korea 1.250 09/21/30 2,833,312
592,900 (e) Ghana Government International Bond 5.000 07/03/29 581,439
1,052,600 (e) Ghana Government International Bond 5.000 07/03/35 961,662
525,000 (e) Guatemala Government International Bond 3.700 10/07/33 469,088
575,000 (e) Guatemala Government International Bond 4.650 10/07/41 496,513
1,100,000 (e) Honduras Government International Bond 5.625 06/24/30 1,089,000
1,825,000 (e) Honduras Government International Bond 8.625 11/27/34 2,053,673
710,000 (e) Hungary Government International Bond 6.125 05/22/28 736,268
2,000,000 (e) Hungary Government International Bond 5.375 09/26/30 2,053,913
575,000 (e) Hungary Government International Bond 2.125 09/22/31 495,591
2,975,000 (e) Hungary Government International Bond 5.500 03/26/36 2,967,055
INR 72,000,000 India Government International Bond 7.180 08/14/33 824,083
500,000 Indonesia Government International Bond 3.550 03/31/32 473,570
975,000 Indonesia Government International Bond 4.750 09/10/34 973,322
IDR 28,000,000,000 Indonesia Treasury Bond 7.000 09/15/30 1,766,726
728,125 (e) Iraq Government International Bond 5.800 01/15/28 725,187
770,000 (e) Ivory Coast Government International Bond 6.125 06/15/33 769,417

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,125,000 (e) Ivory Coast Government International Bond 8.075% 04/01/36 $ 2,291,389
2,050,000 (e) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 2,227,919
710,000 Jamaica Government International Bond 6.750 04/28/28 730,945
3,050,000 Jamaica Government International Bond 7.875 07/28/45 3,684,034
1,000,000 (e) Jordan Government International Bond 7.500 01/13/29 1,052,285
2,060,000 (e) Jordan Government International Bond 5.850 07/07/30 2,074,939
2,000,000 (e) Jordan Government International Bond 5.750 11/12/32 1,961,607
1,750,000 (e) Kazakhstan Government International Bond 5.500 07/01/37 1,803,676
2,000,000 (e) Kommunalbanken AS. 1.125 06/14/30 1,782,171
445,000 (e) Magyar Export-Import Bank Zrt 6.125 12/04/27 457,531
MXN 48,300,000 Mexican Bonos 7.750 11/23/34 2,487,648
900,000 Mexico Government International Bond 3.250 04/16/30 850,050
844,000 Mexico Government International Bond 5.850 07/02/32 867,134
1,800,000 Mexico Government International Bond 3.500 02/12/34 1,556,100
2,000,000 Mexico Government International Bond 5.625 09/22/35 1,972,000
3,424,000 Mexico Government International Bond 6.050 01/11/40 3,406,880
5,850,000 Mexico Government International Bond 4.280 08/14/41 4,697,550
2,025,000 Mexico Government International Bond 4.750 03/08/44 1,668,600
3,000,000 Mexico Government International Bond 6.400 05/07/54 2,881,500
1,750,000 Mexico Government International Bond 7.375 05/13/55 1,884,750
2,825,000 (e) Morocco Government International Bond 5.500 12/11/42 2,688,013
525,000 (e) Morocco Government International Bond 4.000 12/15/50 382,569
345,000 (e) Nigeria Government International Bond 7.875 02/16/32 360,375
2,325,000 (e) Nigeria Government International Bond 7.375 09/28/33 2,364,582
1,250,000 (e) Nigeria Government International Bond 10.375 12/09/34 1,482,862
2,000,000 (e) Nigeria Government International Bond 8.631 01/13/36 2,147,426
1,575,000 (e) Oman Government International Bond 5.375 03/08/27 1,591,156
2,090,000 (e) Oman Government International Bond 6.000 08/01/29 2,190,721
3,125,000 (e) OPEC Fund for International Development 4.500 01/26/26 3,125,699
2,475,000 Oriental Republic of Uruguay 5.250 09/10/60 2,310,413
2,175,000 Panama Government International Bond 6.700 01/26/36 2,337,255
340,000 (e) Paraguay Government International Bond 4.700 03/27/27 342,040
2,200,000 (e) Paraguay Government International Bond 6.100 08/11/44 2,275,292
2,800,000 (e) Paraguay Government International Bond 5.400 03/30/50 2,616,373
1,435,000 (e) Perusahaan Penerbit SBSN Indonesia III 2.550 06/09/31 1,300,469
1,315,000 Peruvian Government International Bond 3.000 01/15/34 1,143,853
1,965,000 Peruvian Government International Bond 5.875 08/08/54 1,944,466
975,000 Philippine Government International Bond 4.750 03/05/35 978,664
1,320,000 Philippine Government International Bond 4.200 03/29/47 1,105,114
620,000 Province of Quebec Canada 7.500 09/15/29 698,092
1,125,000 (e) Republic of Azerbaijan International Bond 3.500 09/01/32 1,057,141
5,000,000 Republic of Italy Government International Bond 4.000 10/17/49 3,827,420
PLN 6,600,000 Republic of Poland Government International Bond 6.000 10/25/33 1,963,067
2,000,000 Republic of Poland Government International Bond 5.125 09/18/34 2,048,330
2,098,000 Republic of Poland Government International Bond 5.500 04/04/53 2,013,270
ZAR 19,100,000 Republic of South Africa Government Bond 8.500 01/31/37 1,140,927
2,000,000 (e) Republic of South Africa Government International Bond 7.100 11/19/36 2,147,680
ZAR 23,400,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,349,963
2,895,000 Republic of South Africa Government International Bond 5.375 07/24/44 2,469,124
1,475,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,490,350
UZS 7,970,000,000 (e) Republic of Uzbekistan International Bond 16.625 05/29/27 693,585
1,960,000 (e) Republic of Uzbekistan International Bond 5.375 02/20/29 1,967,587
1,700,000 (e) Republic of Uzbekistan International Bond 3.700 11/25/30 1,577,684
1,850,000 (e) Republic of Uzbekistan International Bond 6.900 02/28/32 1,988,296
1,180,000 (e) Romanian Government International Bond 5.875 01/30/29 1,217,566
RON 4,900,000 Romanian Government International Bond 8.000 04/29/30 1,184,137
2,000,000 (e) Romanian Government International Bond 3.000 02/14/31 1,812,023
726,000 (e) Romanian Government International Bond 5.750 03/24/35 719,324
1,425,000 (e) Romanian Government International Bond 4.000 02/14/51 974,092
3,825,000 (e) Rwanda International Government Bond 5.500 08/09/31 3,546,048
2,800,000 (e) Saudi Government International Bond 4.500 04/17/30 2,831,078
1,650,000 (e) Saudi Government International Bond 5.000 01/16/34 1,687,832

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 2,810,000 (e) Saudi Government International Bond 3.750% 01/21/55 $ 1,985,572
1,700,000 (e) Senegal Government International Bond 6.250 05/23/33 983,345
1,825,000 (e) Serbia Government International Bond 2.125 12/01/30 1,593,478
1,810,000 (e) Serbia Government International Bond 6.500 09/26/33 1,936,669
1,525,000 (e) Serbia International Bond 6.000 06/12/34 1,576,601
1,110,000 State of Israel 3.800 05/13/60 747,033
1,750,000 Turkey Government International Bond 6.000 01/14/41 1,577,986
EUR 1,275,000 Turkiye Government International Bond 5.200 08/17/31 1,557,724
1,125,000 Turkiye Government International Bond 7.125 02/12/32 1,193,175
2,125,000 Turkiye Government International Bond 7.625 05/15/34 2,308,769
295,000 (e) Ukraine Government International Bond 1.750 02/01/29 220,513
429,744 (e) Ukraine Government International Bond 0.000 02/01/35 242,805
87,287 (e) Ukraine Government International Bond 0.000 02/01/36 49,099
3,375,000 United States International Development Finance Corp 3.520 09/20/32 3,300,044
972,947 (e) Zambia Government International Bond 5.750 06/30/33 958,028
556,713 (e) Zambia Government International Bond 0.500 12/31/53 389,210
TOTAL FOREIGN GOVERNMENT BONDS 222,048,678
MORTGAGE BACKED - 25.6%
4,335,000 (a),(e) Angel Oak Mortgage Trust 2.837 11/25/66 3,221,318
4,258,164 (a),(e) Bayview Opportunity Master Fund VI Trust 3.000 10/25/51 3,697,178
65,096,107 (a),(e) Citigroup Mortgage Loan Trust 0.153 02/25/52 579,544
7,294,720 (a),(e) Citigroup Mortgage Loan Trust 0.250 02/25/52 100,957
10,655,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6.974 03/25/42 10,918,599
20,185,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.524 06/25/42 21,223,377
7,825,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7.474 07/25/42 8,094,959
3,585,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.706 01/25/43 3,719,756
2,815,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.424 05/25/43 2,953,956
1,475,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9.224 05/25/43 1,596,725
4,335,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.456 06/25/43 4,500,408
860,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 10.724 06/25/43 955,736
1,650,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6.574 07/25/43 1,697,474
3,260,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 3,436,870
2,015,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9.774 07/25/43 2,182,579
5,510,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.424 10/25/43 5,765,959
1,880,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6.150 02/25/44 1,892,545
20 Fannie Mae Pool 7.500 01/01/29 20
290 Fannie Mae Pool 7.500 03/01/31 300
403,024 Fannie Mae Pool 3.500 05/01/32 399,643
316,049 Fannie Mae Pool 5.000 05/01/35 324,197
254,960 Fannie Mae Pool 5.000 10/01/35 261,748
133,572 Fannie Mae Pool 5.000 02/01/36 137,183
218,203 Fannie Mae Pool 5.500 11/01/38 227,749
2,212,122 Fannie Mae Pool 3.000 10/01/39 2,073,870
1,042,608 Fannie Mae Pool 3.000 05/01/40 971,831
210,001 Fannie Mae Pool 5.000 09/01/40 215,955
139,822 Fannie Mae Pool 4.000 02/01/41 136,999
252,290 Fannie Mae Pool 5.000 05/01/41 259,448
3,681,312 Fannie Mae Pool 4.000 09/01/42 3,584,406
464,794 Fannie Mae Pool 3.500 04/01/43 443,164
424,968 Fannie Mae Pool 3.500 09/01/43 406,154
1,419,547 Fannie Mae Pool 4.500 03/01/44 1,425,985
27,789,853 Fannie Mae Pool 4.000 05/01/44 27,126,967
405,268 Fannie Mae Pool 4.500 06/01/44 403,771
1,616,800 Fannie Mae Pool 4.500 06/01/44 1,614,824
872,062 Fannie Mae Pool 4.500 08/01/44 868,841
1,258,456 Fannie Mae Pool 4.500 10/01/44 1,253,807
928,413 Fannie Mae Pool 4.500 11/01/44 924,984
818,015 Fannie Mae Pool 5.000 11/01/44 841,175
261,705 Fannie Mae Pool 4.500 12/01/44 260,739
910,204 Fannie Mae Pool 4.000 01/01/45 886,249
998,404 Fannie Mae Pool 3.500 05/01/45 951,162
2,057,592 Fannie Mae Pool 3.500 01/01/46 1,952,848

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 901,342 Fannie Mae Pool 4.000% 04/01/46 $ 870,909
1,535,542 Fannie Mae Pool 3.500 06/01/46 1,453,205
3,392,015 Fannie Mae Pool 3.500 07/01/46 3,210,935
7,060,009 Fannie Mae Pool 3.500 07/01/46 6,732,286
1,231,689 Fannie Mae Pool 3.000 10/01/46 1,094,721
968,390 Fannie Mae Pool 3.500 10/01/46 916,353
1,628,982 Fannie Mae Pool 4.500 05/01/47 1,639,547
571,268 Fannie Mae Pool 3.000 11/01/47 507,754
3,601,647 Fannie Mae Pool 3.500 11/01/47 3,430,342
4,829,786 Fannie Mae Pool 3.500 01/01/48 4,556,917
1,923,036 Fannie Mae Pool 4.500 01/01/48 1,911,361
741,772 Fannie Mae Pool 4.500 02/01/48 737,269
1,251,835 Fannie Mae Pool 4.500 05/01/48 1,244,236
826,187 Fannie Mae Pool 4.500 05/01/48 821,171
206,977 Fannie Mae Pool 3.000 06/01/49 182,680
2,108,169 Fannie Mae Pool 4.500 06/01/49 2,090,382
12,679,963 Fannie Mae Pool 3.000 07/01/50 11,471,310
8,615,618 Fannie Mae Pool 2.500 08/01/51 7,424,332
4,124,237 Fannie Mae Pool 3.500 08/01/51 3,860,345
3,634,030 Fannie Mae Pool 3.000 09/01/51 3,281,707
10,224,257 Fannie Mae Pool 2.500 12/01/51 8,720,759
2,774,688 Fannie Mae Pool 2.500 01/01/52 2,366,483
20,555,360 Fannie Mae Pool 2.500 02/01/52 17,617,081
7,980,594 Fannie Mae Pool 3.000 02/01/52 7,073,960
8,137,829 Fannie Mae Pool 3.500 02/01/52 7,613,799
4,125,166 Fannie Mae Pool 2.500 04/01/52 3,507,172
34,644,652 Fannie Mae Pool 3.000 04/01/52 31,035,449
12,502,211 Fannie Mae Pool 3.000 04/01/52 11,191,222
34,984,744 Fannie Mae Pool 3.000 04/01/52 31,030,625
6,224,409 Fannie Mae Pool 3.000 05/01/52 5,574,942
31,034,932 Fannie Mae Pool 4.000 05/01/52 29,581,293
7,011,841 Fannie Mae Pool 3.500 06/01/52 6,519,351
14,891,157 Fannie Mae Pool 3.500 06/01/52 13,804,689
42,265,091 Fannie Mae Pool 4.000 06/01/52 40,335,908
9,917,987 Fannie Mae Pool 4.500 06/01/52 9,729,938
63,873,944 Fannie Mae Pool 4.000 07/01/52 60,958,364
9,833,158 Fannie Mae Pool 4.500 07/01/52 9,643,670
3,707,616 Fannie Mae Pool 4.500 07/01/52 3,633,104
23,164,095 Fannie Mae Pool 4.000 08/01/52 21,996,747
42,458,966 Fannie Mae Pool 4.500 08/01/52 41,623,223
45,349,628 Fannie Mae Pool 5.000 08/01/52 45,419,415
59,979,018 Fannie Mae Pool 4.000 09/01/52 57,143,682
143,616,471 Fannie Mae Pool 4.500 09/01/52 140,774,745
33,986,817 Fannie Mae Pool 5.000 09/01/52 34,039,119
62,481,511 Fannie Mae Pool 4.000 10/01/52 59,537,579
42,600,980 Fannie Mae Pool 4.500 10/01/52 41,784,408
32,894,399 Fannie Mae Pool 5.000 10/01/52 32,995,901
12,787,151 Fannie Mae Pool 4.000 11/01/52 12,199,512
1,276,062 Fannie Mae Pool 4.500 11/01/52 1,250,419
2,127,941 Fannie Mae Pool 4.500 12/01/52 2,085,399
9,753,906 Fannie Mae Pool 5.500 12/01/52 9,940,973
2,990,684 Fannie Mae Pool 5.000 01/01/53 2,996,211
3,979,551 Fannie Mae Pool 4.500 02/01/53 3,899,156
62,343,315 Fannie Mae Pool 5.000 02/01/53 62,426,421
19,328,893 Fannie Mae Pool 5.500 02/01/53 19,615,929
1,211,829 Fannie Mae Pool 6.000 02/01/53 1,246,886
340,308 Fannie Mae Pool 6.000 03/01/53 350,727
79,241,209 Fannie Mae Pool 5.000 04/01/53 79,338,674
5,770,344 Fannie Mae Pool 5.000 06/01/53 5,815,162
58,599,294 Fannie Mae Pool 5.500 06/01/53 59,618,322
1,930,350 Fannie Mae Pool 4.000 07/01/53 1,834,757
20,183,409 Fannie Mae Pool 4.500 07/01/53 19,761,068

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 19,328,385 Fannie Mae Pool 5.000% 08/01/53 $ 19,337,211
16,890,076 Fannie Mae Pool 5.500 08/01/53 17,175,997
5,785,289 Fannie Mae Pool 5.000 10/01/53 5,784,947
95,647,281 Fannie Mae Pool 5.500 10/01/53 97,244,373
1,501,687 Fannie Mae Pool 6.000 01/01/54 1,544,064
7,676,862 Fannie Mae Pool 4.000 02/01/54 7,324,674
22,601,294 Fannie Mae Pool 6.000 03/01/54 23,213,853
39,864,479 Fannie Mae Pool 5.500 04/01/54 40,455,186
52,143,679 Fannie Mae Pool 5.500 05/01/54 52,913,672
162,082,022 Fannie Mae Pool 5.500 10/01/54 164,417,501
34,682,594 Fannie Mae Pool 6.000 10/01/54 35,614,432
1,784,300 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1.961 09/25/43 182,576
5,769,507 Fannie Mae REMICS 3.500 02/25/48 5,200,142
4,112,539 Fannie Mae REMICS 4.000 07/25/48 3,931,154
5,510,872 Fannie Mae REMICS 2.000 08/25/50 694,159
8,713,404 Fannie Mae REMICS 2.000 10/25/50 6,170,889
14,995,146 Fannie Mae REMICS 2.500 11/25/50 2,080,022
7,768,121 Fannie Mae REMICS 3.000 12/25/50 1,338,843
5,414,832 Fannie Mae REMICS 3.000 02/25/51 1,040,374
8,764,761 Fannie Mae REMICS 2.500 11/25/51 959,313
14,258,418 Fannie Mae REMICS 3.500 04/25/52 11,143,952
3,435,646 Fannie Mae REMICS 4.000 05/25/52 2,812,901
9,207,353 Fannie Mae REMICS 4.500 07/25/52 8,319,542
5,246,388 Fannie Mae REMICS 4.500 08/25/52 4,581,062
3,935,490 Fannie Mae REMICS 4.000 09/25/52 3,491,032
4,672,324 Fannie Mae REMICS 4.000 09/25/52 4,163,494
3,818,658 Fannie Mae REMICS 4.500 10/25/52 3,654,462
4,356,741 Fannie Mae REMICS 4.500 10/25/52 4,210,858
7,146,778 Fannie Mae REMICS 5.500 11/25/52 7,302,083
709,180 Federal National Mortgage Association 2.500 02/01/52 603,382
143 Freddie Mac Gold Pool 8.000 01/01/31 146
3,975 Freddie Mac Gold Pool 8.000 09/01/31 4,069
36,446 Freddie Mac Gold Pool 7.000 12/01/31 38,310
20,553 Freddie Mac Gold Pool 4.500 07/01/33 20,619
138,170 Freddie Mac Gold Pool 7.000 12/01/33 145,237
50,016 Freddie Mac Gold Pool 4.500 04/01/35 50,516
23,610 Freddie Mac Gold Pool 7.000 05/01/35 24,817
892,843 Freddie Mac Gold Pool 5.000 06/01/36 917,826
39,131 Freddie Mac Gold Pool 5.000 07/01/39 40,286
824,136 Freddie Mac Gold Pool 5.000 08/01/44 848,431
48,485 Freddie Mac Gold Pool 4.500 11/01/44 48,363
96,923 Freddie Mac Gold Pool 4.500 11/01/44 96,679
49,788 Freddie Mac Gold Pool 4.500 12/01/44 49,170
47,883 Freddie Mac Gold Pool 4.500 12/01/44 47,762
417,958 Freddie Mac Gold Pool 3.500 04/01/45 398,366
8,398,649 Freddie Mac Gold Pool 3.500 08/01/45 8,010,517
8,959,766 Freddie Mac Gold Pool 3.500 10/01/45 8,519,719
2,617,660 Freddie Mac Gold Pool 4.500 06/01/47 2,611,072
2,109,313 Freddie Mac Gold Pool 4.000 09/01/47 2,040,503
2,747,326 Freddie Mac Gold Pool 3.500 12/01/47 2,602,085
6,250,089 Freddie Mac Gold Pool 4.500 08/01/48 6,219,508
4,749,586 Freddie Mac Pool 3.000 09/01/51 4,318,934
8,012,315 Freddie Mac Pool 2.500 11/01/51 6,823,292
18,909,754 Freddie Mac Pool 3.000 11/01/51 17,155,501
3,338,353 Freddie Mac Pool 3.000 11/01/51 3,009,533
1,685,737 Freddie Mac Pool 3.000 11/01/51 1,534,270
2,790,044 Freddie Mac Pool 3.000 11/01/51 2,533,659
4,886,677 Freddie Mac Pool 2.500 02/01/52 4,200,279
5,538,264 Freddie Mac Pool 3.000 02/01/52 4,909,781
7,486,881 Freddie Mac Pool 3.000 03/01/52 6,635,278
10,758,876 Freddie Mac Pool 2.500 04/01/52 9,168,955
10,475,186 Freddie Mac Pool 4.000 04/01/52 9,998,721

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 51,652,298 Freddie Mac Pool 3.000% 05/01/52 $ 45,846,129
2,982,759 Freddie Mac Pool 3.000 06/01/52 2,655,901
771,736 Freddie Mac Pool 3.500 06/01/52 717,769
20,895,242 Freddie Mac Pool 4.500 06/01/52 20,490,436
31,022,049 Freddie Mac Pool 4.500 07/01/52 30,411,437
20,783,313 Freddie Mac Pool 4.500 07/01/52 20,380,676
3,903,650 Freddie Mac Pool 4.500 09/01/52 3,828,825
8,452,767 Freddie Mac Pool 5.000 06/01/53 8,460,985
7,958,608 Freddie Mac Pool 5.000 08/01/53 7,968,401
27,148,866 Freddie Mac Pool 5.500 08/01/53 27,616,820
8,409,887 Freddie Mac REMICS 3.500 01/15/47 7,723,541
1,426,767 Freddie Mac REMICS 4.000 10/15/47 1,354,879
959,745 Freddie Mac REMICS 4.000 11/15/47 919,177
6,930,390 Freddie Mac REMICS 4.000 01/15/48 6,635,663
7,938,049 Freddie Mac REMICS 4.000 03/15/48 7,596,160
2,039,129 Freddie Mac REMICS 4.000 04/15/48 1,950,878
4,432,286 Freddie Mac REMICS 4.000 04/15/48 4,225,949
2,377,597 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3.363 06/15/48 2,194,233
2,524,177 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3.283 10/15/48 2,252,208
6,980,715 Freddie Mac REMICS 2.000 09/25/50 4,811,866
2,924,502 Freddie Mac REMICS 2.000 09/25/50 360,700
12,503,466 Freddie Mac REMICS 3.000 09/25/50 9,264,223
6,401,960 Freddie Mac REMICS 3.000 10/25/50 4,672,804
19,258,834 Freddie Mac REMICS 2.500 02/25/51 3,248,103
3,266,628 Freddie Mac REMICS 4.000 08/25/52 2,925,974
5,855,275 Freddie Mac REMICS 4.500 10/25/52 5,519,292
7,245,763 Freddie Mac REMICS 5.500 11/25/52 7,456,894
720,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10.974 01/25/42 758,511
3,260,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.106 02/25/42 3,390,151
6,555,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8.647 04/25/42 6,929,849
16,290,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.374 06/25/42 17,144,837
12,580,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7.874 07/25/42 13,150,343
11,780,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7.574 09/25/42 12,294,911
715,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8.444 03/25/43 741,645
4,515,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.115 04/25/43 4,702,757
3,675,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7.374 05/25/43 3,852,230
80,394 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3.784 02/25/48 78,599
98,323 (a),(e) Freddie Mac STACR Securitized Participation Interests Trust 3.850 05/25/48 95,902
164,196 Ginnie Mae I Pool 5.000 06/15/39 168,182
17,166 Ginnie Mae II Pool 6.500 11/20/38 18,256
3,307,509 Ginnie Mae II Pool 3.000 06/20/51 2,975,761
4,866,852 Ginnie Mae II Pool 3.000 12/20/51 4,378,701
5,644,331 Ginnie Mae II Pool 2.500 02/20/52 4,759,542
47,577,638 Ginnie Mae II Pool 3.500 07/20/52 43,749,003
8,457,623 Ginnie Mae II Pool 4.000 08/20/52 8,045,438
26,432,634 Ginnie Mae II Pool 4.500 08/20/52 25,950,026
37,416,483 Ginnie Mae II Pool 4.000 09/20/52 35,643,099
7,575,706 Ginnie Mae II Pool 5.000 11/20/52 7,588,047
8,017,168 Ginnie Mae II Pool 4.500 03/20/53 7,859,196
12,585,841 Government National Mortgage Association 5.000 01/20/40 2,503,694
5,823,074 Government National Mortgage Association 4.500 03/20/40 1,009,512
9,409,000 Government National Mortgage Association 5.000 03/20/40 1,781,332
8,430,516 Government National Mortgage Association 2.500 12/20/43 7,614,808
2,616,683 Government National Mortgage Association 3.000 03/20/45 2,366,347
977,139 Government National Mortgage Association 4.000 06/20/46 106,162
3,372,346 Government National Mortgage Association 5.000 09/20/46 623,067
13,371,355 Government National Mortgage Association 3.000 11/20/51 9,880,471
17,959,583 Government National Mortgage Association 3.000 12/20/51 13,482,160
16,184,789 Government National Mortgage Association 3.000 01/20/52 12,387,009
15,085,026 Government National Mortgage Association 3.000 02/20/52 10,601,747
10,447,878 Government National Mortgage Association 4.000 04/20/52 8,786,075
9,438,373 Government National Mortgage Association 5.000 04/20/52 1,716,400

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,616,308 Government National Mortgage Association 4.000% 07/20/52 $ 4,802,006
8,876,913 Government National Mortgage Association 4.500 09/20/52 8,313,958
7,741,460 Government National Mortgage Association 4.500 09/20/52 7,255,091
6,445,431 Government National Mortgage Association 4.500 09/20/52 6,261,402
4,698,106 Government National Mortgage Association 4.500 09/20/52 4,238,328
5,417,356 Government National Mortgage Association 4.500 02/20/53 5,151,724
4,824,730 Government National Mortgage Association 5.500 02/20/53 4,873,063
7,255,648 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3.032 05/20/53 582,237
5,424,911 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 7.926 08/20/53 5,983,948
3,167,350 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 10.071 08/20/53 3,765,759
74,481,790 (a),(e) GS Mortgage-Backed Securities Corp Trust 0.145 08/25/51 619,972
11,224,381 (a),(e) GS Mortgage-Backed Securities Trust 2.500 11/25/51 9,303,981
7,322,784 (a),(e) GS Mortgage-Backed Securities Trust 2.500 03/25/52 6,072,199
2,532,097 (a),(e) GS Mortgage-Backed Securities Trust 2.820 05/28/52 2,135,022
7,033,705 (a),(e) GS Mortgage-Backed Securities Trust 3.000 08/26/52 6,107,059
57,062 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4.506 03/25/35 54,082
987,639 (a),(e) J.P. Morgan Mortgage Trust 3.240 10/25/52 822,581
924,002 (a),(e) JP Morgan Mortgage Trust 3.500 05/25/47 840,809
652,117 (a),(e) JP Morgan Mortgage Trust 3.500 10/25/48 588,565
109,624 (a),(e) JP Morgan Mortgage Trust 4.000 01/25/49 102,498
20,510,853 (a),(e) JP Morgan Mortgage Trust 0.116 06/25/51 129,417
36,313,328 (a),(e) JP Morgan Mortgage Trust 0.106 11/25/51 209,735
3,273,462 (a),(e) JP Morgan Mortgage Trust 2.500 11/25/51 2,714,666
38,054,158 (a),(e) JP Morgan Mortgage Trust 0.112 12/25/51 235,011
3,492,502 (a),(e) JP Morgan Mortgage Trust 2.500 12/25/51 2,896,314
863,473 (a),(e) JP Morgan Mortgage Trust 2.836 12/25/51 707,682
7,283,099 (a),(e) JP Morgan Mortgage Trust 2.500 01/25/52 6,037,020
8,204,567 (a),(e) JP Morgan Mortgage Trust 0.500 04/25/52 241,551
6,327,582 (a),(e) JP Morgan Mortgage Trust 3.342 04/25/52 5,467,617
4,053,409 (a),(e) JP Morgan Mortgage Trust 3.342 04/25/52 3,458,152
2,219,952 (a),(e) JP Morgan Mortgage Trust 3.342 04/25/52 1,841,097
10,547,816 (a),(e) JP Morgan Mortgage Trust 2.500 06/25/52 8,743,171
2,434,571 (a),(e) JP Morgan Mortgage Trust 3.000 06/25/52 2,138,137
70,490,100 (e) JP Morgan Mortgage Trust 0.224 07/25/52 674,210
10,989,437 (a),(e) JP Morgan Mortgage Trust 2.500 07/25/52 9,109,233
17,304,284 (a),(e) JP Morgan Mortgage Trust 3.250 07/25/52 15,538,565
11,974,426 (a),(e) JP Morgan Mortgage Trust 3.000 08/25/52 10,388,803
7,004,380 (a),(e) JP Morgan Mortgage Trust 3.000 10/25/52 6,076,877
4,574,733 (a),(e) JP Morgan Mortgage Trust 3.000 11/25/52 3,972,042
6,623,954 (a),(e) JP Morgan Mortgage Trust 3.000 04/25/53 5,746,827
2,941,767 (a),(e) JP Morgan Mortgage Trust 5.000 06/25/53 2,907,273
2,612,569 (a),(e) JP Morgan Mortgage Trust 5.500 06/25/53 2,621,366
6,683,584 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 5,542,079
6,401,555 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 5,778,368
4,892,495 (a),(e) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 4,055,429
4,655,853 (a),(e) OBX 3.000 01/25/52 4,039,337
2,206,708 (a),(e) RCKT Mortgage Trust 3.008 09/25/51 1,805,259
11,888,532 (a),(e) RCKT Mortgage Trust 2.500 02/25/52 9,858,209
4,332,161 (a),(e) RCKT Mortgage Trust 3.000 05/25/52 3,761,426
333,132 (a),(e) RCKT Mortgage Trust 3.187 05/25/52 283,609
774,502 (a),(e) RCKT Mortgage Trust 4.000 06/25/52 716,322
107,258 (a),(e) Sequoia Mortgage Trust 4.000 06/25/49 101,500
1,027,764 (a),(e) Sequoia Mortgage Trust 3.500 12/25/49 925,477
3,279,918 (a),(e) Sequoia Mortgage Trust 2.500 06/25/51 2,738,480
18,136,867 (a),(e) Sequoia Mortgage Trust 4.000 11/25/55 16,853,657
2,500,000 (a),(e) Verus Securitization Trust 7.451 02/25/68 2,496,710
4,265,237 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 3,707,312
4,376,422 (a),(e) Wells Fargo Mortgage Backed Securities Trust 3.304 08/25/51 3,762,667
TOTAL MORTGAGE BACKED 2,634,268,903
MUNICIPAL BONDS - 0.1%
550,000 City & County of San Francisco CA Community Facilities District No 2014-1 4.038 09/01/34 522,019
3,400,000 New Jersey Economic Development Authority 7.425 02/15/29 3,551,466

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 4,075,000 New York State Dormitory Authority 4.294% 07/01/44 $ 3,583,172
32,000 State Public School Building Authority 5.000 09/15/27 32,628
TOTAL MUNICIPAL BONDS 7,689,285
U.S. TREASURY SECURITIES - 21.5%
8,300,720 (i) United States Treasury Inflation Indexed Bonds 1.875 07/15/34 8,333,367
12,950,000 United States Treasury Note 3.875 03/15/28 13,054,207
4,500,000 United States Treasury Note 3.875 07/15/28 4,537,969
19,565,000 United States Treasury Note 4.250 01/31/30 19,999,863
8,300,000 United States Treasury Note 4.375 01/31/32 8,530,844
16,700,000 United States Treasury Note 4.125 02/29/32 16,935,496
67,000,000 United States Treasury Note 4.125 06/30/32 67,384,727
5,310,000 United States Treasury Note 4.125 07/31/32 5,337,795
3,250,000 United States Treasury Note 4.625 11/15/44 3,184,746
18,200,000 United States Treasury Note/Bond 4.250 01/31/26 18,207,273
650,000 United States Treasury Note/Bond 4.875 05/31/26 653,371
2,450,000 United States Treasury Note/Bond 4.625 06/30/26 2,462,712
8,150,000 United States Treasury Note/Bond 0.875 09/30/26 7,989,187
3,725,000 United States Treasury Note/Bond 3.500 09/30/26 3,722,274
30,000,000 (f) United States Treasury Note/Bond 4.625 10/15/26 30,241,705
8,850,000 United States Treasury Note/Bond 4.125 10/31/26 8,887,806
16,425,000 United States Treasury Note/Bond 4.625 11/15/26 16,571,763
23,470,000 United States Treasury Note/Bond 1.250 12/31/26 22,950,174
2,690,000 United States Treasury Note/Bond 4.125 01/31/27 2,706,707
27,545,000 United States Treasury Note/Bond 4.125 02/28/27 27,730,068
6,945,000 United States Treasury Note/Bond 3.875 03/31/27 6,975,113
1,275,000 United States Treasury Note/Bond 3.750 04/30/27 1,278,984
2,575,000 United States Treasury Note/Bond 4.500 05/15/27 2,609,199
85,000,000 United States Treasury Note/Bond 3.875 07/31/27 85,494,726
9,140,000 United States Treasury Note/Bond 3.625 08/31/27 9,160,351
93,145,000 United States Treasury Note/Bond 3.500 09/30/27 93,163,192
41,190,000 United States Treasury Note/Bond 3.375 11/30/27 41,111,160
16,930,000 United States Treasury Note/Bond 3.375 12/31/27 16,896,934
640,000 United States Treasury Note/Bond 4.250 01/15/28 649,425
11,260,000 United States Treasury Note/Bond 3.750 04/15/28 11,318,499
865,000 United States Treasury Note/Bond 3.500 04/30/28 864,865
6,818,000 United States Treasury Note/Bond 3.750 05/15/28 6,855,020
1,530,000 United States Treasury Note/Bond 3.875 06/15/28 1,543,148
200,000 United States Treasury Note/Bond 1.000 07/31/28 187,656
48,090,000 United States Treasury Note/Bond 3.625 08/15/28 48,212,103
24,200,000 United States Treasury Note/Bond 3.375 09/15/28 24,100,742
67,364,000 United States Treasury Note/Bond 3.500 12/15/28 67,285,057
1,090,000 United States Treasury Note/Bond 3.250 06/30/29 1,077,567
1,785,000 United States Treasury Note/Bond 4.000 10/31/29 1,808,358
1,356,000 United States Treasury Note/Bond 3.500 04/30/30 1,346,201
720,000 United States Treasury Note/Bond 3.625 08/31/30 717,441
2,750,000 United States Treasury Note/Bond 4.625 09/30/30 2,857,637
265,373,000 United States Treasury Note/Bond 3.625 12/31/30 264,108,333
11,286,000 United States Treasury Note/Bond 4.000 01/31/31 11,416,053
30,000,000 United States Treasury Note/Bond 4.250 02/28/31 30,690,234
24,000,000 United States Treasury Note/Bond 4.125 03/31/31 24,407,813
8,260,000 United States Treasury Note/Bond 4.625 04/30/31 8,597,821
22,395,000 United States Treasury Note/Bond 4.125 07/31/31 22,758,919
7,775,000 United States Treasury Note/Bond 1.250 08/15/31 6,773,665
6,950,000 United States Treasury Note/Bond 3.625 09/30/31 6,880,500
9,010,000 United States Treasury Note/Bond 4.125 03/31/32 9,133,536
54,789,000 United States Treasury Note/Bond 4.125 05/31/32 55,508,106
5,625,000 United States Treasury Note/Bond 3.875 08/31/32 5,610,278
39,857,000 United States Treasury Note/Bond 3.875 12/31/32 39,682,626
15,215,000 United States Treasury Note/Bond 3.375 05/15/33 14,627,202
1,900,000 United States Treasury Note/Bond 4.750 02/15/37 1,990,102
10,875,000 United States Treasury Note/Bond 3.500 02/15/39 9,908,994
16,015,000 United States Treasury Note/Bond 3.875 08/15/40 14,832,017

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 2,850,000 United States Treasury Note/Bond 1.875% 02/15/41 $ 1,990,992
33,830,000 United States Treasury Note/Bond 2.000 11/15/41 23,610,961
12,000,000 United States Treasury Note/Bond 3.125 11/15/41 9,923,906
200,024,100 United States Treasury Note/Bond 2.375 02/15/42 147,236,490
4,115,000 United States Treasury Note/Bond 3.250 05/15/42 3,431,846
185,174,000 United States Treasury Note/Bond 3.875 02/15/43 166,584,267
20,990,000 United States Treasury Note/Bond 4.375 08/15/43 20,049,550
54,460,000 United States Treasury Note/Bond 4.750 11/15/43 54,466,382
117,010,000 United States Treasury Note/Bond 4.625 05/15/44 114,880,053
5,010,000 United States Treasury Note/Bond 4.125 08/15/44 4,598,045
1,235,000 United States Treasury Note/Bond 4.750 02/15/45 1,228,728
1,175,000 United States Treasury Note/Bond 5.000 05/15/45 1,206,211
19,010,000 United States Treasury Note/Bond 4.625 11/15/45 18,576,334
1,380,000 United States Treasury Note/Bond 2.500 05/15/46 957,159
10,450,000 United States Treasury Note/Bond 3.000 05/15/47 7,847,297
1,255,000 United States Treasury Note/Bond 2.750 08/15/47 896,639
42,835,000 United States Treasury Note/Bond 2.750 11/15/47 30,514,918
55,445,000 United States Treasury Note/Bond 3.000 02/15/48 41,258,877
510,000 United States Treasury Note/Bond 3.125 05/15/48 387,341
45,841,000 United States Treasury Note/Bond 3.375 11/15/48 36,269,901
217,477,000 United States Treasury Note/Bond 2.250 02/15/52 131,947,374
86,704,000 United States Treasury Note/Bond 3.625 02/15/53 70,196,372
70,209,000 United States Treasury Note/Bond 4.750 08/15/55 69,024,223
9,500,000 United States Treasury Note/Bond 4.625 11/15/55 9,152,656
TOTAL U.S. TREASURY SECURITIES 2,208,098,153
TOTAL GOVERNMENT BONDS
(Cost $5,264,510,309) 5,072,105,019
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.5%
1,988,000 (j) Nuveen Securitized Income Etf 50,037,960
3,965,434 (j) Nuveen Ultra Short Income ETF 100,028,073
TOTAL INVESTMENT COMPANIES
(Cost $149,962,820) 150,066,033
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
200,000 Morgan Stanley 5,000,000
208,700 Morgan Stanley 5,315,589
TOTAL FINANCIAL SERVICES 10,315,589
TOTAL PREFERRED STOCKS
(Cost $10,877,500) 10,315,589
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.2%
ASSET BACKED - 5.3%
4,000,000 (a),(e) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5.970 07/21/38 4,015,108
2,916,886 (e) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 2,923,437
5,366,900 (e) Apollo aviation securitization, Series 2021 2A 2.798 01/15/47 5,090,903
55,677 (e) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5.900 07/26/35 1
393,733 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2020 2A 2.020 02/20/27 392,934
6,800,000 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 1.630 08/20/27 6,721,579
3,100,000 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2.130 08/20/27 3,065,185
1,000,000 (e) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1.660 02/20/28 977,338
12,650,000 BANK, Series 2025 BNK51 5.290 12/25/67 13,038,633
10,000,000 BANK, Series 2025 BNK51 5.544 12/25/67 10,303,324
5,500,000 BANK5, Series 2025 5YR19 5.270 12/15/58 5,689,364
6,000,000 BANK5, Series 2025 5YR19 5.611 12/15/58 6,200,429
2,500,000 (a) Benchmark Mortgage Trust, Series 2019 B10 4.180 03/15/62 2,269,679
1,857,809 BMW Vehicle Lease Trust, Series 2024 2 4.290 01/25/27 1,859,191
12,000,000 (a),(e) BOCA Commercial Mortgage Trust, (TSFR1M + 1.600%), Series 2025 BOCA 5.450 12/15/42 12,035,614

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 306,548 (e) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3.280% 09/26/33 $ 304,606
10,000,000 (e) Brex Commercial Charge Card Master Trust, Series 2024 1 6.050 07/15/27 10,030,201
1,066,605 (e) British Airways Pass Through Trust, Series 2020 A 3.800 09/20/31 1,046,272
3,788,503 (e) Capital Automotive REIT, Series 2021 1A 1.440 08/15/51 3,707,966
8,275,750 (e) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 8,093,865
3,750,000 Capital One Prime Auto Receivables Trust, Series 2025 1 3.850 07/15/30 3,751,745
5,693,500 (e) Cars Net Lease Mortgage Notes, Series 2020 1A 2.010 12/15/50 5,398,118
11,577,150 (e) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3.100 12/15/50 11,166,657
168,772 Carvana Auto Receivables Trust, Series 2021 N2 1.270 03/10/28 164,895
825,840 Carvana Auto Receivables Trust, Series 2021 N4 1.720 09/11/28 806,111
739,537 (e) Carvana Auto Receivables Trust, Series 2022 N1 4.130 12/11/28 733,835
21,533 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3.129 07/25/36 21,437
8,817,685 (a),(e) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4.847 04/07/52 882
8,666,180 (e) CF Hippolyta LLC, Series 2020 1 1.690 07/15/60 7,291,601
2,574,570 (e) CF Hippolyta LLC, Series 2020 1 1.990 07/15/60 2,158,589
1,798,904 (e) CF Hippolyta LLC, Series 2020 1 2.280 07/15/60 1,121,572
5,855,000 (a),(e) CIFC Funding Ltd, (LIBOR 3 M + 1.862%), Series 2020 2A 5.746 10/20/34 5,860,750
5,625,000 (a),(e) CIFC Funding Ltd, (TSFR3M + 1.912%), Series 2020 1A 5.816 07/15/36 5,630,377
143 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1 6.200 02/25/30 142
1,500,000 CNH Equipment Trust, Series 2024 B 5.190 09/17/29 1,523,158
9,035,000 CNH Equipment Trust, Series 2024 C 4.030 01/15/30 9,064,770
11,450,000 (e) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 11,253,323
11,170,000 (e) CPS Auto Receivables Trust, Series 2025 C 4.910 10/15/31 11,247,136
1,054,688 (e) DB Master Finance LLC, Series 2019 1A 4.352 05/20/49 1,040,090
16,320,000 (e) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 16,008,526
12,864,000 (e) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 12,174,119
13,566,375 (e) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 12,895,165
3,800,000 (a),(e) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A 5.746 07/18/30 3,812,403
11,500,000 (a),(e) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5.584 10/20/38 11,555,234
3,000,000 (a),(e) ELP Commercial Mortgage Trust, Series 2025 ELP 4.604 11/13/42 3,000,285
4,589,714 (e) Flexential Issuer, LLC, Series 2021 1A 3.250 11/27/51 4,523,257
4,887,394 (e) FNA VI LLC, Series 2021 1A 1.350 01/10/32 4,578,070
6,583,770 Ford Credit Auto Owner Trust, Series 2024 A 5.090 12/15/28 6,639,663
24,625,000 Ford Credit Auto Owner Trust, Series 2024 C 4.070 07/15/29 24,701,025
1,948,245 GM Financial Consumer Automobile Receivables Trust, Series 2024 4 4.530 10/18/27 1,950,331
10,000,000 (a),(e) GSJP Trust, (TSFR1M + 1.500%), Series 2025 BEDS 5.261 12/15/42 10,019,418
1,900,000 (e) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 1,838,577
449,295 (e) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 411,995
160,733 (e) HERO Funding Trust, Series 2017 2A 3.280 09/20/48 147,797
584,084 (e) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 548,481
321,465 (e) HERO Funding Trust, Series 2017 2A 4.070 09/20/48 305,698
249,081 (e) Hilton Grand Vacations Trust, Series 2019 AA 2.340 07/25/33 248,371
33,366 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 32,982
32,500,000 Honda Auto Receivables Owner Trust, Series 2024 4 4.330 05/15/29 32,679,819
18,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4.570 09/21/29 18,199,557
1,204,925 (e) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 1,184,387
2,452,139 (e) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425 11/15/39 2,396,573
3,584,981 (e),(k) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 3,256,956
1,850,000 (a),(e) KKR Clo 32 Ltd, (TSFR3M + 2.100%), Series 2024 32A 6.005 04/15/37 1,854,422
8,400,000 (e) Kubota Credit Owner Trust, Series 2025 1A 4.670 06/15/29 8,528,919
2,250,000 (e) M&T Bank Auto Receivables Trust, Series 2025 1A 4.730 06/17/30 2,280,517
610,296 (e) MAPS Trust, Series 2021 1A 2.521 06/15/46 584,735
1,825,000 Mercedes-Benz Auto Lease Trust, Series 2025 B 3.880 04/16/29 1,826,704
2,500,000 MSWF Commercial Mortgage Trust, Series 2023 1 5.752 05/15/56 2,650,977
431,354 (e) MVW LLC, Series 2021 2A 1.830 05/20/39 411,184
834,133 (e) MVW LLC, Series 2021 1WA 1.440 01/22/41 805,785
525,504 (e) MVW LLC, Series 2021 1WA 1.940 01/22/41 507,800
5,257,998 (e) MVW Owner Trust, Series 2025 2A 4.480 10/20/44 5,265,486
712,938 (e) Navient Private Education Refi Loan Trust, Series 2020 HA 1.310 01/15/69 674,787
541,463 (e) Navient Student Loan Trust, Series 2019 BA 3.390 12/15/59 533,869
1,100,000 (a),(e) Neuberger Berman CLO Ltd, (TSFR3M + 1.750%), Series 2024 56A 6.772 07/24/37 1,103,246
6,000,000 (a),(e) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5.868 04/25/36 6,003,180

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,421,692 (e) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1.480% 01/20/51 $ 4,032,071
3,941,755 (e) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2.380 11/20/51 3,592,235
7,675,887 (e) OneMain Financial Issuance Trust, Series 2020 2A 1.750 09/14/35 7,555,715
690,067 (e) Oportun Issuance Trust, Series 2021 B 1.960 05/08/31 678,380
1,600,000 (e) Oscar US Funding XVII LLC, Series 2024 2A 4.470 03/12/29 1,607,715
2,700,000 (a),(e) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5.941 07/15/38 2,712,439
6,340,000 (e) PFS Financing Corp, Series 2024 D 5.340 04/15/29 6,450,111
1,500,000 (e) PFS Financing Corp, Series 2025 B 4.850 02/15/30 1,526,855
3,411,317 (e) Porsche Innovative Lease Owner Trust, Series 2024 2A 4.470 12/21/26 3,412,493
1,500,000 (e) Progress Residential Trust, Series 2021 SFR9 2.711 11/17/40 1,408,749
2,750,000 (e) Regional Management Issuance Trust, Series 2024 2 5.490 12/15/33 2,777,032
2,371,373 (e) Renew, Series 2018 1 3.950 09/20/53 2,230,126
1,320,000 (e) SCCU Auto Receivables Trust, Series 2024 1A 5.160 05/15/30 1,343,818
3,905,000 (e) SCCU Auto Receivables Trust, Series 2024 1A 5.620 12/16/30 3,993,737
3,199,250 (e) SERVPRO Master Issuer LLC, Series 2021 1A 2.394 04/25/51 3,025,148
394,728 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0.990 11/20/37 393,955
427,992 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.340 11/20/37 427,175
237,281 (e) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1.790 11/20/37 236,830
1,001,381 (e) Sierra Timeshare Receivables Funding LLC, Series 2024 3A 4.830 08/20/41 1,010,088
5,196,098 (e) Sierra Timeshare Receivables Funding LLC, Series 2024 1A 5.350 01/20/43 5,251,809
97,129 (e) SMB Private Education Loan Trust, Series 2017 B 2.820 10/15/35 96,851
269,097 (e) SoFi Professional Loan Program LLC, Series 2019 A 3.690 06/15/48 267,756
1,751,194 (e) SpringCastle America Funding LLC, Series 2020 AA 1.970 09/25/37 1,654,409
183,299 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4.746 09/25/34 176,785
4,999,500 (e) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 5,068,210
5,100,000 (a),(e) SYCA Commercial Mortgage Trust, Series 2025 WAG 5.258 11/10/42 5,127,583
1,700,000 Synchrony Card Funding LLC, Series 2024 A1 5.040 03/15/30 1,723,697
14,987,055 (e) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 14,600,617
9,667,800 (e) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 9,012,700
30,600,000 (e) T-Mobile US Trust, Series 2025 1A 4.740 11/20/29 31,029,786
577,107 Toyota Auto Receivables Owner Trust, Series 2024 D 4.550 08/16/27 577,898
20,000,000 (e) Toyota Lease Owner Trust, Series 2025 A 4.750 02/22/28 20,191,172
7,600,000 Volkswagen Auto Lease Trust, Series 2024 A 5.210 06/21/27 7,640,379
9,694,461 (e) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 9,034,908
9,250,000 (e) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 9,407,976
TOTAL ASSET BACKED 551,418,325
OTHER MORTGAGE BACKED - 9.9%
59,299 (a),(e) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 55,168
3,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5.500 06/15/35 3,009,757
5,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 5.750 06/15/35 5,017,441
3,000,000 (a),(e) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 6.750 06/15/35 3,012,097
2,500,000 (a),(e) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6.101 02/15/42 2,505,294
952,031 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 3.989 09/15/48 950,044
1,910,000 (a) Banc of America Commercial Mortgage Trust, Series 2015 UBS7 4.197 09/15/48 1,846,427
5,055,000 BANK, Series 2017 BNK8 3.731 11/15/50 4,876,467
4,250,000 (a) BANK, Series 2017 BNK8 3.946 11/15/50 3,924,109
1,000,000 (a) BANK, Series 2017 BNK8 4.090 11/15/50 841,262
3,000,000 (e) BANK, Series 2019 BN21 2.500 10/17/52 2,252,312
1,000,000 BANK, Series 2019 BN21 3.093 10/17/52 941,275
2,500,000 BANK, Series 2019 BN23 3.203 12/15/52 2,282,276
1,637,000 BANK, Series 2019 BN23 3.455 12/15/52 1,483,933
4,621,000 BANK, Series 2020 BN30 1.925 12/15/53 4,080,630
8,864,000 (a) BANK, Series 2022 BNK39 2.928 02/15/55 8,092,378
2,396,000 BANK, Series 2024 BNK48 5.053 10/15/57 2,439,440
725,675 BANK, Series 2017 BNK6 3.289 07/15/60 723,117
1,750,000 BANK, Series 2019 BN20 3.011 09/15/62 1,657,068
2,550,000 (a) BANK, Series 2019 BN24 3.283 11/15/62 2,399,437
11,716,000 BANK, Series 2021 BN34 2.438 06/15/63 10,378,187
3,330,000 (a) BANK, Series 2022 BNK41 3.789 04/15/65 3,179,360
901,672 Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017 BNK3 3.366 02/15/50 898,491
2,000,000 (a) BANK5, Series 2023 5YR1 6.260 04/15/56 2,074,872
4,093,000 (a) Barclays Commercial Mortgage S, Series 2024 C26 6.094 05/15/57 4,353,751

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,066,020 (a),(e) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2.500% 10/25/51 $ 1,713,185
6,441,726 (a),(e) Bayview MSR Opportunity Master Fund Trust, Series 2022 5 3.000 02/25/52 5,593,070
1,250,000 (a),(e) BBCMS Mortgage Trust, Series 2018 CHRS 4.267 08/05/38 1,068,766
13,865,000 BBCMS Mortgage Trust, Series 2023 C19 5.753 04/15/56 14,070,183
4,306,690 (a) BBCMS Mortgage Trust, Series 2023 C20 6.383 07/15/56 4,461,271
4,000,000 (a) BBCMS Mortgage Trust, Series 2023 C21 6.506 09/15/56 4,307,622
4,367,000 (a) BBCMS Mortgage Trust, Series 2024 C30 5.831 11/15/57 4,593,015
151,000 (a) BBCMS Mortgage Trust, Series 2025 C35 5.586 07/15/58 159,000
3,500,000 (e) BBCMS Trust, Series 2015 SRCH 4.197 08/10/35 3,447,630
2,500,000 (e) BBCMS Trust, Series 2015 SRCH 4.798 08/10/35 2,407,284
2,500,000 (a),(e) BBCMS Trust, Series 2015 SRCH 4.957 08/10/35 2,379,660
3,000,000 (a) Benchmark, Series 2018 B4 4.311 07/15/51 2,917,739
2,575,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG2 2.791 09/15/48 2,165,624
2,500,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG3 3.099 09/15/48 2,067,574
2,500,000 (a),(e) Benchmark Mortgage Trust, Series 2020 IG3 3.536 09/15/48 2,430,403
3,200,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3.666 01/15/51 3,166,764
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4.553 04/10/51 1,762,134
2,145,000 Benchmark Mortgage Trust, Series 2018 B6 4.261 10/10/51 2,138,659
1,380,000 Benchmark Mortgage Trust, Series 2019 B9 4.016 03/15/52 1,359,433
3,000,000 Benchmark Mortgage Trust, Series 2019 B9 4.267 03/15/52 2,866,222
1,624,000 Benchmark Mortgage Trust, Series 2019 B9 4.468 03/15/52 1,523,929
1,500,000 (a) Benchmark Mortgage Trust, Series 2019 B9 4.971 03/15/52 1,336,411
7,500,000 Benchmark Mortgage Trust, Series 2019 B11 3.542 05/15/52 7,283,990
2,017,000 Benchmark Mortgage Trust, Series 2019 B12 3.419 08/15/52 1,896,653
1,300,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4.510 05/15/53 1,306,114
2,127,000 Benchmark Mortgage Trust, Series 2021 B23 2.095 02/15/54 1,633,540
18,500,000 Benchmark Mortgage Trust, Series 2021 B24 2.584 03/15/54 16,601,445
15,830,000 Benchmark Mortgage Trust, Series 2021 B27 2.390 07/15/54 14,135,283
5,250,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2.244 08/15/54 4,391,258
3,000,000 Benchmark Mortgage Trust, Series 2023 B38 5.626 04/15/56 3,062,053
13,000,000 Benchmark Mortgage Trust, Series 2023 B39 5.750 07/15/56 13,774,228
1,680,000 (e) Benchmark Mortgage Trust, Series 2019 B14 2.500 12/15/62 651,123
1,000,000 Benchmark Mortgage Trust, Series 2019 B14 3.352 12/15/62 915,494
3,800,000 Benchmark Mortgage Trust, Series 2019 B14 3.493 12/15/62 3,201,664
3,000,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3.773 12/15/62 2,151,301
4,000,000 Benchmark Mortgage Trust, Series 2019 B15 2.928 12/15/72 3,754,917
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0.000 08/15/52 1,646,536
2,075,000 BMO Mortgage Trust, Series 2023 C5 5.765 06/15/56 2,175,626
1,530,000 (a) BMO Mortgage Trust, Series 2024 C8 5.911 03/15/57 1,608,569
6,400,000 (a) BMO Mortgage Trust, Series 2024 C9 6.127 07/15/57 6,775,206
1,000,000 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 3.927%), Series 2024 BRBK 7.661 10/15/41 1,009,170
2,000,000 (a),(e) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 8.608 10/15/41 2,014,765
2,100,000 (a),(e) BX Mortgage Trust, (TSFR1M + 2.062%), Series 2021 PAC 5.812 10/15/36 2,096,702
4,000,000 (a),(e) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5.507 12/15/42 4,011,653
3,500,000 (a),(e) BX Trust, (TSFR1M + 1.700%), Series 2025 VLT7 5.450 07/15/44 3,511,234
2,000,000 (a),(e) BXP Trust, Series 2021 601L 2.775 01/15/44 1,657,291
6,500,000 (a) CD Mortgage Trust, Series 2016 CD2 3.879 11/10/49 5,318,822
3,030,000 (a) CD Mortgage Trust, Series 2016 CD2 3.972 11/10/49 1,849,195
5,555,000 CD Mortgage Trust, Series 2017 CD3 3.833 02/10/50 4,937,002
6,635,000 (a) CD Mortgage Trust, Series 2017 CD3 3.984 02/10/50 4,441,561
3,630,000 (a) CD Mortgage Trust, Series 2017 CD3 4.575 02/10/50 1,340,972
2,550,000 CD Mortgage Trust, Series 2017 CD4 3.746 05/10/50 2,496,977
5,000,000 (a) CD Mortgage Trust, Series 2017 CD5 3.684 08/15/50 4,906,447
1,000,000 CD Mortgage Trust, Series 2017 CD6 3.456 11/13/50 987,864
1,414,434 CD Mortgage Trust, Series 2019 CD8 2.812 08/15/57 1,380,907
1,000,000 (a),(e) Century Plaza Towers, Series 2019 CPT 2.997 11/13/39 837,862
47,824 (a),(e) CF Mortgage Trust, Series 2020 P1 2.840 04/15/52 47,550
1,500,000 (a),(e) CF Mortgage Trust, Series 2020 P1 3.603 04/15/52 1,396,207
27,688 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5.087 02/20/35 27,625
333,585 (a),(e) CIM Trust, Series 2021 J2 2.671 04/25/51 277,138
430,842 (a),(e) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4.599 07/10/47 414,486
521,376 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3.758 04/10/48 504,892

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3.976% 04/10/48 $ 1,827,374
2,100,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4.179 03/10/51 2,064,626
227,620 COMM Mortgage Trust, Series 2012 CR4 2.853 10/15/45 223,136
2,409,687 (a) COMM Mortgage Trust, Series 2014 CR14 3.792 02/10/47 2,359,324
2,476,406 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 2,410,210
3,896,000 (a) COMM Mortgage Trust, Series 2014 UBS3 4.583 06/10/47 3,613,248
5,150,000 (a),(e) COMM Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 2,408,603
2,497,000 (e) COMM Mortgage Trust, Series 2015 CR22 3.000 03/10/48 1,478,648
2,000,000 (a),(e) COMM Mortgage Trust, Series 2015 CR22 3.699 03/10/48 1,606,453
1,000,000 (a) COMM Mortgage Trust, Series 2015 CR22 3.699 03/10/48 939,096
5,238,544 (a) COMM Mortgage Trust, Series 2015 CR22 3.926 03/10/48 5,042,076
177,911 (a) COMM Mortgage Trust, Series 2015 CR23 4.188 05/10/48 173,152
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,379,437
1,874,392 (a) COMM Mortgage Trust, Series 2015 CR24 4.208 08/10/48 1,824,252
1,280,261 (a) COMM Mortgage Trust, Series 2015 CR26 4.613 10/10/48 1,264,737
3,731,000 (a) COMM Mortgage Trust, Series 2015 CR26 4.613 10/10/48 3,534,250
6,737,804 (a) COMM Mortgage Trust, Series 2015 LC23 4.695 10/10/48 6,524,655
5,075,000 (a) COMM Mortgage Trust, Series 2016 CR28 4.593 02/10/49 4,966,458
3,000,000 COMM Mortgage Trust, Series 2018 COR3 4.228 05/10/51 2,957,307
2,969,412 (a) COMM Mortgage Trust, Series 2018 COR3 4.345 05/10/51 2,763,189
2,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4.516 05/10/51 2,157,112
1,415,000 COMM Mortgage Trust, Series 2019 GC44 3.263 08/15/57 1,325,265
15,925,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7.856 03/25/42 16,363,858
4,779,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6.874 04/25/42 4,886,497
29,920,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.206 05/25/42 31,020,476
10,195,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8.624 09/25/42 10,816,616
17,280,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.106 12/25/42 18,066,231
5,000,000 CSAIL Commercial Mortgage Trust, Series 2019 C15 4.254 03/15/52 4,895,432
2,500,000 (a),(e) CSMC, Series 2019 NQM1 3.388 10/25/59 2,429,536
1,750,000 (a),(e) CSTL Commercial Mortgage Trust, Series 2024 GATE 5.052 11/10/41 1,756,345
4,750,000 DBGS Mortgage Trust, Series 2018 C1 4.466 10/15/51 4,756,469
9,500,000 DBJPM Mortgage Trust, Series 2016 C3 3.041 08/10/49 9,343,075
5,400,000 DBJPM Mortgage Trust, Series 2020 C9 2.340 08/15/53 4,809,918
3,398,000 DBJPMortgage Trust, Series 2020 C9 1.926 08/15/53 3,047,299
1,415,000 (a),(e) DBSG Mortgage Trust, Series 2024 ALTA 5.946 06/10/37 1,437,394
4,860,000 (a),(e) DBSG Mortgage Trust, Series 2024 ALTA 6.595 06/10/37 4,938,550
3,250,000 (a),(e) DBWF Mortgage Trust, Series 2015 LCM 3.421 06/10/34 3,176,934
3,221,000 (a),(e) EQT Trust, Series 2024 EXTR 5.331 07/05/41 3,298,905
3,600,000 (a),(e) EQT Trust, Series 2024 EXTR 5.655 07/05/41 3,679,371
1,040,043 (a),(e) Flagstar Mortgage Trust, Series 2017 2 3.969 10/25/47 957,860
35,762 (a),(e) Flagstar Mortgage Trust, Series 2018 5 4.000 09/25/48 33,700
1,685,165 (a),(e) Flagstar Mortgage Trust, Series 2021 2 2.500 04/25/51 1,397,373
5,415,759 (a),(e) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 4,490,517
2,261,098 (a),(e) Flagstar Mortgage Trust, Series 2021 5INV 3.333 07/25/51 1,880,964
740,222 (a),(e) Flagstar Mortgage Trust, Series 2021 7 2.923 08/25/51 614,189
18,460,178 (a),(e) Flagstar Mortgage Trust, Series 2021 10IN 3.000 10/25/51 16,028,168
3,197,892 (a),(e) Flagstar Mortgage Trust, Series 2021 10IN 3.498 10/25/51 2,671,839
1,215,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7.702 11/25/43 1,272,478
2,000,000 (a),(e) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR 5.498 07/15/31 420,021
1,238,000 (a),(e) GS Mortgage Securities Corp Trust, Series 2017 375H 3.475 09/10/37 1,206,911
3,779,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 3.966 10/10/49 3,643,547
4,185,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 3.908 11/10/49 3,911,702
1,570,723 GS Mortgage Securities Trust, Series 2017 GS5 3.467 03/10/50 1,563,425
4,300,000 GS Mortgage Securities Trust, Series 2017 GS6 3.433 05/10/50 4,252,964
1,500,000 GS Mortgage Securities Trust, Series 2017 GS6 3.638 05/10/50 1,439,960
2,000,000 GS Mortgage Securities Trust, Series 2017 GS7 3.663 08/10/50 1,939,376
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8 3.837 11/10/50 2,961,043
3,500,000 (a) GS Mortgage Securities Trust, Series 2017 GS8 4.314 11/10/50 3,231,399
3,010,000 (a) GS Mortgage Securities Trust, Series 2018 GS9 3.992 03/10/51 2,995,791
1,725,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4.155 07/10/51 1,706,417
2,400,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4.158 02/10/52 2,334,331
1,219,888 (a) GS Mortgage Securities Trust, Series 2019 GC38 4.761 02/10/52 1,147,238

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 5,685,000 GS Mortgage Securities Trust, Series 2019 GC42 3.001% 09/10/52 $ 5,367,211
1,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3.173 02/13/53 1,396,337
1,361,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3.405 02/13/53 1,244,692
5,500,000 GS Mortgage Securities Trust, Series 2020 GSA2 2.012 12/12/53 4,860,828
244,779 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 230,693
620,059 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 538,957
29,482,864 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.253 03/27/51 381,340
956,951 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 832,134
1,871,922 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 1,567,783
7,845,290 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 6,504,493
9,394,871 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 8,150,826
3,028,843 (a),(e) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3.000 09/25/52 2,632,836
926,445 (a),(e) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3.613 05/25/50 828,065
825,781 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3.089 11/25/51 705,424
1,105,379 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3.020 12/25/51 928,508
16,499,399 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 13,681,632
8,159,857 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 6,766,928
3,062,887 (a),(e) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.721 01/25/52 2,509,794
2,111,317 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3.240 06/25/52 1,766,805
5,579,425 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3.000 07/25/52 4,853,075
6,679,329 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3.000 09/25/52 5,799,371
5,385,089 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 4,672,009
4,216,371 (a),(e) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 3,660,049
6,433,851 (a),(e) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 5,807,612
1,188,479 (a),(e) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6.000 09/25/55 1,205,443
6,750,000 (a),(e) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5.250 07/15/40 6,768,384
5,000,000 (a),(e) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6.270 07/15/40 5,012,712
25,000,000 (a),(e) Houston Galleria Mall Trust, Series 2025 HGLR 5.462 02/05/45 25,949,600
6,500,000 (a),(e) HTL Commercial Mortgage Trust, Series 2024 T53 7.088 05/10/39 6,606,558
3,000,000 (a),(e) Hudson Yards Mortgage Trust, Series 2016 10HY 2.977 08/10/38 2,965,262
1,500,000 (a),(e) Hudson Yards Mortgage Trust, Series 2016 10HY 2.977 08/10/38 1,481,348
3,450,000 (a),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 2.943 12/10/41 3,110,754
2,500,000 (a),(e) Hudson Yards Mortgage Trust, Series 2019 55HY 2.943 12/10/41 2,199,349
5,320,000 (a),(e) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5.292 07/13/42 5,429,109
1,306,871 (a),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 2.051 10/25/55 1,252,973
1,000,000 (a),(e) Imperial Fund Mortgage Trust, Series 2020 NQM1 3.531 10/25/55 937,464
10,210,000 (a),(e) IP Mortgage Trust, Series 2025 IP 5.425 06/10/42 10,401,452
1,011,686 (a),(e) J.P. Morgan Mortgage Trust, Series 2022 5 2.953 09/25/52 821,467
5,000,000 (e) Jackson Park Trust, Series 2019 LIC 2.766 10/14/39 4,645,122
3,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON 4.379 07/05/31 2,301,722
112,157 (a),(e) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 3.983 01/15/46 108,337
1,000,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3.620 01/16/37 470,000
5,500,000 (e) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025 NSLB 6.234 06/05/42 5,756,006
1,294,429 (a),(e) JP Morgan Mortgage Trust, (SOFR - 0.000%), Series 2015 1 5.502 12/25/44 1,278,138
55,671 (a),(e) JP Morgan Mortgage Trust, Series 2015 3 3.500 05/25/45 52,039
309,936 (a),(e) JP Morgan Mortgage Trust, Series 2015 6 3.500 10/25/45 287,378
1,119,057 (a),(e) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 1,010,313
2,129,894 (a),(e) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 1,920,587
1,345,708 (a),(e) JP Morgan Mortgage Trust, Series 2017 5 4.746 10/26/48 1,349,768
105,240 (a),(e) JP Morgan Mortgage Trust, Series 2018 9 4.000 02/25/49 98,653
36,019 (a),(e) JP Morgan Mortgage Trust, Series 2019 1 4.000 05/25/49 33,801
3,261,113 (a),(e) JP Morgan Mortgage Trust, Series 2020 1 3.819 06/25/50 2,968,178
23,375,771 (a),(e) JP Morgan Mortgage Trust, Series 2021 3 0.133 07/25/51 171,882
16,401,961 (a),(e) JP Morgan Mortgage Trust, Series 2021 4 0.129 08/25/51 117,641
2,016,038 (a),(e) JP Morgan Mortgage Trust, Series 2021 4 2.879 08/25/51 1,654,668
31,891,173 (a),(e) JP Morgan Mortgage Trust, Series 2021 6 0.131 10/25/51 235,025
4,023,718 (a),(e) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 3,340,112
8,714,486 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV2 0.400 12/25/51 205,352
1,932,291 (a),(e) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 1,602,295
1,788,783 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV4 3.207 01/25/52 1,467,863
1,979,422 (a),(e) JP Morgan Mortgage Trust, Series 2021 12 2.500 02/25/52 1,645,329
1,314,526 (a),(e) JP Morgan Mortgage Trust, Series 2022 INV1 3.291 03/25/52 1,118,117

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,144,986 (a),(e) JP Morgan Mortgage Trust, Series 2021 14 2.500% 05/25/52 $ 2,607,886
1,920,516 (a),(e) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 1,671,525
609,873 (a),(e) JP Morgan Mortgage Trust, Series 2021 INV8 3.280 05/25/52 513,393
13,244,842 (a),(e) JP Morgan Mortgage Trust, Series 2022 2 3.000 08/25/52 11,499,926
5,810,880 (a),(e) JP Morgan Mortgage Trust, Series 2022 INV3 3.000 09/25/52 5,047,147
8,043,383 (a),(e) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500 09/25/52 7,250,342
5,586,915 (a),(e) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 4,842,439
1,787,607 (a),(e) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 1,653,324
2,435,518 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4.110 09/15/47 2,405,964
1,624,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4.513 09/15/47 1,584,469
4,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.536 09/15/47 4,378,258
1,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.536 09/15/47 1,445,818
1,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3.898 02/15/48 871,750
658,717 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4.118 05/15/48 655,553
2,266,645 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 2,246,897
5,885,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.543 08/15/48 5,586,998
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.543 08/15/48 2,373,855
745,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4.792 12/15/48 713,348
3,140,254 JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 3.576 03/17/49 3,134,528
2,645,000 (a),(e) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.206 03/17/49 2,324,241
1,860,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4.706 03/17/49 1,814,502
310,719 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3.457 03/15/50 309,930
822,000 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3.723 03/15/50 817,343
36,531 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3.379 09/15/50 36,135
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3.668 09/15/50 1,754,703
2,500,000 JPMCC Commercial Mortgage Securities Trust, Series 2019 COR5 3.123 06/13/52 2,418,372
5,554,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2.180 05/13/53 4,762,895
3,625,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2.536 05/13/53 2,942,589
4,000,000 (a),(e) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5.050 03/15/42 4,000,054
620,733 (e) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3.575 02/15/36 605,113
2,200,000 (e) LSTAR Commercial Mortgage Trust, Series 2017 5 4.021 03/10/50 2,145,771
1,037,925 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2.278 01/25/37 996,269
11,250,000 (e) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5.400 08/20/55 11,408,563
2,250,000 (a),(e) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5.223 05/18/42 2,256,980
1,000,000 (a),(e) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5.450 07/15/42 1,002,323
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22 3.561 04/15/48 3,261,963
1,000,000 Morgan Stanley Capital I Trust, Series 2018 H3 4.177 07/15/51 998,879
4,279,803 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4.429 07/15/51 4,247,039
3,000,000 (a),(e) Morgan Stanley Capital I Trust, Series 2024 NSTB 3.900 09/24/57 2,934,055
2,099,793 (a),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2.500 07/25/51 1,893,944
4,432,409 (a),(e) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000 02/25/53 4,104,871
2,500,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 2,120,000
2,000,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,506,000
3,500,000 (e) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 2,502,500
1,500,000 (a),(e) MSDB Trust, Series 2017 712F 3.316 07/11/39 1,451,193
2,500,000 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 5.630 07/15/36 2,320,539
5,517,572 (a),(e) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 5,242,613
520,893 (e) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2.966 12/15/38 506,090
1,586,706 (a),(e) New Residential Mortgage Loan Trust, Series 2022 INV1 3.515 03/25/52 1,306,411
33,744 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4.326 02/25/36 33,725
3,465,000 (a),(e) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5.543 10/15/40 3,473,260
3,750,000 (a),(e) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6.590 08/15/29 3,760,634
8,917,791 (a),(e) OBX Trust, Series 2021 J2 2.500 07/25/51 7,394,811
362,285 (a),(e) OBX Trust, Series 2022 J2 3.409 08/25/52 312,225
7,182,629 (a),(e) OBX Trust, Series 2022 INV5 4.000 10/25/52 6,643,076
1,812,718 (a),(e) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 1,503,142
1,928,990 (a),(e) Oceanview Mortgage Trust, Series 2022 1 4.500 11/25/52 1,858,617
3,850,000 (e) Olympic Tower Mortgage Trust, Series 2017 OT 3.566 05/10/39 3,711,821
10,030,000 (e) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 9,318,406
14,934,004 (e) One Market Plaza Trust, Series 2017 1MKT 3.614 02/10/32 14,280,373
3,000,000 (a),(e) ONNI Commerical Mortgage Trust, Series 2024 APT 5.567 07/15/39 3,060,730
2,500,000 (a),(e) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 4.745 07/15/38 2,362,323

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 2,284,782 (a),(e) RCKT Mortgage Trust, Series 2022 4 3.500% 06/25/52 $ 2,062,364
252,423 (a),(e) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 234,454
183,007 (a),(e) Sequoia Mortgage Trust, Series 2017 2 3.500 02/25/47 166,924
679,727 (a),(e) Sequoia Mortgage Trust, Series 2017 6 3.725 09/25/47 651,361
403,988 (a),(e) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 368,730
32,533 (a),(e) Sequoia Mortgage Trust, Series 2018 7 4.000 09/25/48 30,963
2,267,629 (a),(e) Sequoia Mortgage Trust, Series 2020 3 3.000 04/25/50 1,972,276
364,193 (a),(e) Sequoia Mortgage Trust, Series 2021 1 2.657 03/25/51 304,983
3,757,815 (a),(e) Sequoia Mortgage Trust, Series 2023 1 5.000 01/25/53 3,657,641
156,027 (a),(e) Shellpoint Co-Originator Trust, Series 2017 1 3.500 04/25/47 142,723
3,800,000 (a),(e) SHR Trust, (TSFR1M + 2.950%), Series 2024 LXRY 6.700 10/15/41 3,822,969
1,500,000 (e) SLG Office Trust, Series 2021 OVA 2.851 07/15/41 1,298,028
2,625,000 UBS Commercial Mortgage Trust, Series 2017 C1 3.460 06/15/50 2,592,270
1,800,000 UBS Commercial Mortgage Trust, Series 2017 C4 3.563 10/15/50 1,775,215
2,000,000 UBS Commercial Mortgage Trust, Series 2017 C5 3.474 11/15/50 1,964,333
2,562,500 (a) UBS Commercial Mortgage Trust, Series 2017 C6 3.886 12/15/50 2,525,962
1,330,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4.713 06/15/51 1,265,876
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 5.044 06/15/51 2,331,252
2,006,000 (a) UBS Commercial Mortgage Trust, Series 2018 C12 4.788 08/15/51 1,896,492
2,250,000 UBS Commercial Mortgage Trust, Series 2018 C13 4.334 10/15/51 2,248,991
5,473,449 (a),(e) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 4,846,220
2,490,000 (a),(e) Verus Securitization Trust, Series 2025 12 5.760 12/25/70 2,507,197
2,000,000 (a),(e) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5.592 11/15/41 2,010,449
1,500,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6.258 12/15/34 1,403,181
10,000,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.942%), Series 2025 AGLN 5.692 07/15/37 10,013,340
3,915,000 (a),(e) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP 5.100 08/15/42 3,918,770
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3.858 05/15/48 1,870,489
387,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3.635 03/15/50 379,128
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1 3.757 03/15/50 1,934,641
1,750,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38 3.917 07/15/50 1,669,943
2,100,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C43 4.012 03/15/51 2,091,403
3,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C48 4.703 01/15/52 2,993,574
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60 2.547 08/15/54 1,494,937
5,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5.309 08/15/57 5,178,405
9,313,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5.820 08/15/57 9,750,924
3,350,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C32 3.952 01/15/59 3,341,668
2,500,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2016 C32 4.684 01/15/59 2,456,742
51,578 Wells Fargo Commercial Mortgage Trust, Series 2016 C36 2.933 11/15/59 51,485
61,290 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 58,261
925,625 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3.500 09/25/49 840,586
668,681 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 583,891
9,947,623 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 8,261,182
1,208,956 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3.633 09/25/51 1,025,831
2,647,581 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2.500 12/25/51 2,192,123
2,908,430 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.000 03/25/52 2,527,063
3,793,189 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.422 03/25/52 3,195,665
5,029,872 (a),(e) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3.500 03/25/52 4,542,976
189,733 (a),(e) WinWater Mortgage Loan Trust, Series 2014 1 3.929 06/20/44 163,790
TOTAL OTHER MORTGAGE BACKED 1,015,781,937
TOTAL STRUCTURED ASSETS
(Cost $1,619,896,526) 1,567,200,262
TOTAL LONG-TERM INVESTMENTS
(Cost $10,385,209,567) 10,069,446,898

Core Bond

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
48,576,882 (l) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(m) $ 48,576,882
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $48,576,882) 48,576,882
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0.000 01/07/26 4,996,588
6,519,000 Federal Home Loan Bank Discount Notes 0.000 01/23/26 6,504,381
10,000,000 Federal Home Loan Bank Discount Notes 0.000 03/04/26 9,938,400
TOTAL GOVERNMENT AGENCY DEBT 21,439,369
REPURCHASE AGREEMENT - 0.7%
72,026,000 (n) Fixed Income Clearing Corporation 3.810 01/02/26 72,026,000
TOTAL REPURCHASE AGREEMENT 72,026,000
TREASURY DEBT - 0.3%
10,000,000 United States Treasury Bill 0.000 01/08/26 9,994,211
10,000,000 United States Treasury Bill 0.000 02/03/26 9,972,078
5,000,000 United States Treasury Bill 0.000 03/03/26 4,970,384
TOTAL TREASURY DEBT 24,936,673
TOTAL SHORT-TERM INVESTMENTS
(Cost $118,401,884) 118,402,042
TOTAL INVESTMENTS - 99.6%
(Cost $10,552,188,333) 10,236,425,822
OTHER ASSETS & LIABILITIES, NET - 0.4% 41,521,141
NET ASSETS - 100.0% $ 10,277,946,963
BRL Brazilian Real
CLP Chilean Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UZS Uzbekistani Som
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,300,525,863 or 22.5% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,108,506.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.6% of Total Investments.
(i) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Affiliated holding
(k) For fair value measurement disclosure purposes, investment classified as Level 3.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $72,041,246 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.130% and maturity date 1/31/27, valued at $73,466,520.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 3,634 03/31/26  $ 397,612,231 $ 397,213,236 $ (398,995)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,779,173 EUR 4,922,968 Citibank N.A. 01/08/26 $ (8,505)
Total  $ (8,505)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (8,505)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS45V1-5Y 5.000% 3.17% Quarterly 12/20/30 $ 160,000,000 $(12,452,578) $(11,558,142) $(894,436)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Bond

Portfolio of Investments December 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $184,262,638 $— $184,262,638
Common stocks — 96,108 — 96,108
Corporate bonds — 3,085,401,249 — 3,085,401,249
Government bonds — 5,072,105,019 — 5,072,105,019
Investment companies 150,066,033 — — 150,066,033
Preferred stocks 10,315,589 — — 10,315,589
Structured assets — 1,563,943,306 3,256,956 1,567,200,262
Investments purchased with collateral from securities lending 48,576,882 — — 48,576,882
Short-Term Investments
:
Government agency debt — 21,439,369 — 21,439,369
Repurchase agreement — 72,026,000 — 72,026,000
Treasury debt — 24,936,673 — 24,936,673
Investments in Derivatives
:
Credit default swap contracts* — (894,436) — (894,436)
Forward foreign currency contracts* — (8,505) — (8,505)
Futures contracts* (398,995) — — (398,995)
Total $208,559,509 $10,023,307,421 $3,256,956 $10,235,123,886
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments December 31, 2025
Core Impact Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
BANK LOAN OBLIGATIONS - 0.4%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $ 45
TOTAL CAPITAL GOODS 45
UTILITIES - 0.4%
6,126,064 (c) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5.822 12/15/27 6,157,981
14,423,474 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5.672 05/30/29 14,459,605
6,980,000 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5.716 04/30/31 6,923,287
TOTAL UTILITIES 27,540,873
TOTAL BANK LOAN OBLIGATIONS
(Cost $27,771,675) 27,540,918
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 31.7%
AUTOMOBILES & COMPONENTS - 0.2%
10,650,000 Toyota Motor Credit Corp 2.150 02/13/30 9,878,283
2,260,000 (d) ZF North America Capital, Inc 6.875 04/14/28 2,306,116
4,980,000 (d) ZF North America Capital, Inc 7.125 04/14/30 5,018,490
TOTAL AUTOMOBILES & COMPONENTS 17,202,889
BANKS - 5.7%
13,400,000 Banco Santander S.A. 5 .127 11/06/35 13,395,339
13,900,000 Bank of ,NV Scotia 6.875 10/27/85 14,251,264
12,125,000 (e) Bank of America Corp 6.625 N/A 12,633,656
10,000,000 Bank of Montreal 3.803 12/15/32 9,881,290
8,875,000 Bank of Montreal 7.700 05/26/84 9,422,666
15,125,000 Bank of Montreal 6.875 11/26/85 15,562,763
8,225,000 (e) Bank of New York Mellon Corp 6.300 N/A 8,505,160
11,350,000 (d) BPCE S.A. 6.293 01/14/36 12,113,913
16,750,000 Canadian Imperial Bank of Commerce 6.950 01/28/85 17,187,208
10,075,000 Canadian Imperial Bank of Commerce 7.000 10/28/85 10,502,754
12,375,000 CitiBank NA 4.876 11/19/27 12,464,148
5,500,000 (e) Citigroup, Inc 6.625 N/A 5,589,495
10,000,000 Credit Agricole Corporate & Investment Bank S.A. 4.570 08/25/30 9,975,136
5,775,000 (d) Credit Agricole S.A. 5.222 05/27/31 5,928,715
1,000,000 Deutsche Bank AG. 1.686 03/19/26 995,162
7,025,000 Deutsche Bank AG. 6.819 11/20/29 7,490,702
9,125,000 (d) Federation des Caisses Desjardins du Quebec 5.250 04/26/29 9,443,481
8,300,000 (d) Federation des Caisses Desjardins du Quebec 4.565 08/26/30 8,354,119
10,050,000 HSBC Holdings plc 5.240 05/13/31 10,354,282
4,650,000 HSBC Holdings plc 5.741 09/10/36 4,786,661
12,500,000 ING Groep NV 5.525 03/25/36 12,981,278
6,725,000 (e),(f) ING Groep NV 7 .000 N/A 7,015,096
4,000,000 Inter-American Development Bank 3.802 11/12/30 3,994,440
3,650,000 (d) Intesa Sanpaolo S.p.A 6.625 06/20/33 4,016,524
13,800,000 (d) Intesa Sanpaolo S.p.A 7.200 11/28/33 15,760,091
15,000,000 (d) Intesa Sanpaolo S.p.A 7.800 11/28/53 18,323,745
18,250,000 JPMorgan Chase & Co 6.070 10/22/27 18,536,928
12,575,000 JPMorgan Chase & Co 5.571 04/22/28 12,825,149
4,500,000 JPMorgan Chase & Co 5.766 04/22/35 4,795,165
6,575,000 JPMorgan Chase & Co 5.576 07/23/36 6,801,501
12,475,000 (e) JPMorgan Chase & Co 6.875 N/A 13,229,935
7,525,000 (c),(d) KEB Hana Bank, (SOFR + 0.600%) 4.543 10/21/28 7,541,179
3,250,000 Lloyds Banking Group plc 6.068 06/13/36 3,417,389
7,170,000 M&T Bank Corp 4.833 01/16/29 7,283,975
7,750,000 Morgan Stanley Bank NA 5.504 05/26/28 7,904,620
3,675,000 Morgan Stanley Private Bank NA 4.734 07/18/31 3,725,338
13,975,000 Morgan Stanley Private Bank NA 4.465 11/19/31 14,011,586
3,700,000 (e),(f) NatWest Group plc 8.125 N/A 4,163,022
5,500,000 (d),(e),(f) Nordea Bank Abp 6.750 N/A 5,647,174
3,375,000 (d),(g) Royal Bank of Canada 1.050 09/14/26 3,310,826

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 5.7% (continued)
$ 10,000,000 (d) Royal Bank of Canada 4.851% 12/14/26 $ 10,099,032
19,100,000 Royal Bank of Canada 6.750 08/24/85 19,821,560
6,100,000 Santander UK Group Holdings plc 5.136 09/22/36 6,083,986
TOTAL BANKS 410,127,453
CAPITAL GOODS - 0.3%
8,875,000 Air Lease Corp 5.100 03/01/29 9,010,650
9,000,000 Conservation Fund 3.474 12/15/29 8,632,525
6,200,000 (d) Siemens Funding BV 5 .200 05/28/35 6,431,876
TOTAL CAPITAL GOODS 24,075,051
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
9,500,000 Automatic Data Processing, Inc 1.700 05/15/28 9,073,470
12,875,000 Automatic Data Processing, Inc 1.250 09/01/30 11,386,694
8,200,000 Automatic Data Processing, Inc 4.450 09/09/34 8,175,236
12,875,000 Capital Impact Partners 5.335 08/01/30 13,186,731
16,750,000 Capital Impact Partners 5.999 08/01/35 17,530,224
22,800,000 (a) International Bank for Reconstruction & Development 1.093 03/31/32 22,826,514
12,760,000 Rockefeller Foundation 2.492 10/01/50 7,713,267
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 89,892,136
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
3,675,000 AutoNation, Inc 4.450 01/15/29 3,685,112
5,525,000 Lowe's Cos, Inc 2.800 09/15/41 3,971,590
5,300,000 Lowe's Cos, Inc 5.750 07/01/53 5,244,289
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,900,991
CONSUMER DURABLES & APPAREL - 0.1%
5,270,000 Whirlpool Corp 2.400 05/15/31 4,349,542
TOTAL CONSUMER DURABLES & APPAREL 4,349,542
CONSUMER SERVICES - 0.7%
1,250,000 Bush Foundation 2.754 10/01/50 774,035
5,820,000 Enterprise Community Loan Fund, Inc 4.152 11/01/28 5,813,095
4,000,000 Henry J Kaiser Family Foundation 4.214 12/01/30 4,003,724
2,250,000 Mary Free Bed Rehabilitation Hospital 3.786 04/01/51 1,591,028
11,525,000 Massachusetts Higher Education Assistance Corp 2.673 07/01/31 10,183,436
4,250,000 Massachusetts Institute of Technology 3.959 07/01/38 3,944,869
9,500,000 Mather Foundation 2.675 10/01/31 8,542,058
3,500,000 Oberlin College 2.874 10/01/51 2,186,615
15,000 Salvation Army 5.637 09/01/26 15,158
6,250,000 Salvation Army 4.528 09/01/48 5,441,920
7,400,000 Starbucks Corp 2.450 06/15/26 7,348,666
3,330,000 Trustees of Dartmouth College 4.273 06/01/30 3,359,305
TOTAL CONSUMER SERVICES 53,203,909
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
4,976,000 (d) Alimentation Couche-Tard, Inc 3.625 05/13/51 3,568,844
10,625,000 SYSCO Corp 5.750 01/17/29 11,104,428
12,150,000 SYSCO Corp 2.400 02/15/30 11,307,696
6,100,000 SYSCO Corp 5.100 09/23/30 6,298,487
6,000,000 SYSCO Corp 5.400 03/23/35 6,214,713
20,525,000 Walmart, Inc 1.800 09/22/31 18,289,880
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 56,784,048
ENERGY - 2.7%
12,300,000 (d) Amazon Conservation DAC 6.034 01/16/42 12,721,890
13,588,000 Cheniere Energy Partners LP 4.000 03/01/31 13,231,438
4,850,000 Cheniere Energy Partners LP 5.950 06/30/33 5,142,808
14,500,000 (h) CIF Capital Markets Mechanism plc 4.750 01/22/28 14,771,269
7,525,000 ConocoPhillips Co 5.050 09/15/33 7,741,394
8,875,000 ConocoPhillips Co 5.300 05/15/53 8,267,504
4,510,000 ConocoPhillips Co 5.550 03/15/54 4,339,329
6,100,000 Diamondback Energy, Inc 5.550 04/01/35 6,269,771
3,675,000 EOG Resources, Inc 4.400 01/15/31 3,689,297
7,725,000 Equinor ASA 2.375 05/22/30 7,190,172
13,750,000 Equinor ASA 5.125 06/03/35 14,120,764
3,000,000 Equinor ASA 3.950 05/15/43 2,522,279

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 2.7% (continued)
$ 9,110,000 Equinor ASA 3.250% 11/18/49 $ 6,350,015
2,950,000 Kinder Morgan, Inc 5.850 06/01/35 3,120,248
2,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,812,868
6,725,000 MPLX LP 5.500 06/01/34 6,860,785
5,000,000 (d) New York State Electric & Gas Corp 5.650 08/15/28 5,200,970
2,000,000 (d) New York State Electric & Gas Corp 5.850 08/15/33 2,121,306
2,025,000 Occidental Petroleum Corp 6.050 10/01/54 1,936,817
6,800,000 (d) Raizen Fuels Finance S.A. 6.950 03/05/54 5,185,000
7,875,000 TotalEnergies Capital S.A. 4.724 09/10/34 7,943,372
4,350,000 TotalEnergies Capital S.A. 5.488 04/05/54 4,206,096
14,025,000 TotalEnergies Capital S.A. 5 .275 09/10/54 13,177,951
10,550,000 TotalEnergies Capital S.A. 5.638 04/05/64 10,189,520
10,850,000 TotalEnergies Capital S.A. 5.425 09/10/64 10,154,603
3,000,000 Williams Cos, Inc 5.300 08/15/28 3,088,355
15,000,000 Woodside Finance Ltd 5.100 09/12/34 14,819,988
TOTAL ENERGY 196,175,809
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,860,000 (d) Starwood Property Trust, Inc 5.250 10/15/28 1,873,526
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,873,526
FINANCIAL SERVICES - 4.1%
12,000,000 Bank of Montreal 4.100 12/15/27 12,022,324
3,419,800 BB Blue Financing DAC 4.395 09/20/29 3,340,154
10,000,000 BB Blue Financing DAC 4.395 09/20/37 9,694,980
3,325,000 Brookfield Asset Management Ltd 6.077 09/15/55 3,398,823
3,000,000 (d) Clearinghouse Community Development Financial Institution 7.000 10/15/30 3,212,401
14,145,000 Community Preservation Corp 2.867 02/01/30 13,217,036
4,000,000 Ford Foundation 2.415 06/01/50 2,380,256
12,150,000 Ford Foundation 2.815 06/01/70 6,849,693
11,180,000 (d) GPS Blue Financing DAC 5.645 11/09/41 11,105,094
20,500,000 HA Sustainable Infrastructure Capital, Inc 6.150 01/15/31 21,072,121
17,863,000 HA Sustainable Infrastructure Capital, Inc 6.375 07/01/34 18,199,078
9,900,000 HA Sustainable Infrastructure Capital, Inc 6 .750 07/15/35 10,342,859
2,975,000 HA Sustainable Infrastructure Capital, Inc 8.000 06/01/56 3,109,053
750,000 (d) HAT Holdings I LLC 3.375 06/15/26 745,229
3,000,000 (d) HAT Holdings I LLC 3.750 09/15/30 2,776,640
1,555,280 HNA LLC 2.369 09/18/27 1,518,799
8,100,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%) 4.166 07/30/27 8,103,652
6,935,000 Kreditanstalt fuer Wiederaufbau 4.375 02/28/34 7,062,351
4,500,000 Low Income Investment Fund 3.386 07/01/26 4,473,729
10,000,000 Low Income Investment Fund 3.711 07/01/29 9,638,923
7,725,000 Mastercard, Inc 1.900 03/15/31 6,930,507
3,800,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 3,281,147
6,500,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 6,353,407
1,925,000 NHP Foundation 5.850 12/01/28 2,003,781
4,850,000 NHP Foundation 6.000 12/01/33 5,201,972
885,000 Private Export Funding Corp 1.400 07/15/28 835,137
10,245,000 Private Export Funding Corp 4.300 12/15/28 10,425,073
5,000,000 Reinvestment Fund, Inc 3.880 02/15/27 4,940,468
13,175,000 (d) Starwood Property Trust, Inc 6.000 04/15/30 13,522,846
6,262,435 Thirax  LLC 1.462 03/07/33 5,672,335
4,000,000 Toronto-Dominion Bank 4.701 06/05/26 4,013,470
9,375,000 (d) UBS Group AG. 5.617 09/13/30 9,787,807
9,950,000 (d) UBS Group AG. 6.301 09/22/34 10,853,942
5,700,000 (d),(e),(f) UBS Group AG. 7.000 N/A 5,818,030
3,375,000 (d),(e),(f) UBS Group AG. 9.250 N/A 3,958,055
4,050,000 (d),(e),(f) UBS Group AG. 9.250 N/A 4,443,858
10,000,000 Visa, Inc 1.100 02/15/31 8,715,528
9,785,223 (d) WLB Asset II D Pte Ltd 6.500 12/21/26 9,483,428
9,631,908 (d) WLB Asset VI Pte Ltd 7.250 12/21/27 10,015,547
4,640,000 (d) WLB Asset VII Pte Ltd 5.880 07/30/29 4,649,721

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 4.1% (continued)
$ 9,300,000 (d) Wynnton Funding Trust II 5.991% 08/15/55 $ 9,356,780
TOTAL FINANCIAL SERVICES 292,526,034
FOOD, BEVERAGE & TOBACCO - 0.7%
3,725,000 Campbell Soup Co 5.200 03/21/29 3,815,953
11,825,000 (d) Mars, Inc 4.650 04/20/31 12,071,769
7,000,000 (d) NBM US Holdings, Inc 6.625 08/06/29 7,077,000
12,500,000 PepsiCo, Inc 3.900 07/18/32 12,284,654
20,310,000 PepsiCo, Inc 2.875 10/15/49 13,358,583
TOTAL FOOD, BEVERAGE & TOBACCO 48,607,959
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
2,500,000 (d) 180 Medical, Inc 5.300 10/08/35 2,491,294
14,625,000 (h) International Finance Facility for Immunisation Co 4.125 10/29/27 14,739,973
19,025,000 Kaiser Foundation Hospitals 2.810 06/01/41 14,128,981
3,350,000 Seattle Children's Hospital 2.719 10/01/50 2,068,103
TOTAL HEALTH CARE EQUIPMENT & SERVICES 33,428,351
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
3,825,000 Ecolab, Inc 4.300 06/15/28 3,865,052
5,300,000 Procter & Gamble Co 3.000 03/25/30 5,109,995
12,125,000 Procter & Gamble Co 1.200 10/29/30 10,673,827
10,875,000 Procter & Gamble Co 4.550 01/29/34 11,042,719
9,500,000 Unilever Capital Corp 4.875 09/08/28 9,753,362
6,125,000 Unilever Capital Corp 1.375 09/14/30 5,439,023
11,600,000 Unilever Capital Corp 4.625 08/12/34 11,681,186
9,425,000 Unilever Capital Corp 2.625 08/12/51 5,813,912
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 63,379,076
INSURANCE - 1.7%
7,850,000 (d) 200 Park Funding Trust 5.740 02/15/55 7,808,152
12,075,000 (d) Five Corners Funding Trust II 2.850 05/15/30 11,367,681
5,400,000 MetLife, Inc 6.350 03/15/55 5,694,597
11,400,000 (d) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5.875 05/23/42 11,903,512
15,100,000 (d) Omnis Funding Trust 6.722 05/15/55 15,701,773
1,850,000 (d) Pacific Life Global Funding II 1.375 04/14/26 1,836,623
EUR 5,300,000 (h) Pacific Life Global Funding II 3.125 06/18/31 6,157,423
4,825,000 (d) Protective Life Corp 4.700 01/15/31 4,840,201
12,350,000 (d) Protective Life Corp 5.350 12/15/35 12,487,428
9,850,000 Prudential Financial, Inc 5.200 03/14/35 10,102,030
3,000,000 Travelers Cos, Inc 5.050 07/24/35 3,046,890
2,650,000 Travelers Cos, Inc 5.700 07/24/55 2,706,198
11,135,000 (d) USAA Capital Corp 2.125 05/01/30 10,270,699
18,375,000 (d) Wynnton Funding Trust 5.251 08/15/35 18,492,506
TOTAL INSURANCE 122,415,713
MATERIALS - 1.1%
10,500,000 Air Products and Chemicals, Inc 4.800 03/03/33 10,708,207
2,645,000 (d) Alcoa Nederland Holding BV 7.125 03/15/31 2,810,323
10,000,000 Amcor Group Finance plc 5.450 05/23/29 10,337,403
3,830,000 (d) Ardagh Metal Packaging Finance USA LLC 6.250 01/30/31 3,917,229
7,000,000 (g) Dow Chemical Co 5.150 02/15/34 6,948,327
8,000,000 Dow Chemical Co 5.600 02/15/54 6,951,922
10,750,000 (d) FMG Resources August 2006 Pty Ltd 6.125 04/15/32 11,217,449
3,775,000 (d) LD Celulose International GmbH 7.950 01/26/32 3,932,835
11,125,000 Nutrien Ltd 5.400 06/21/34 11,476,098
10,500,000 Smurfit Westrock Financing DAC 5.185 01/15/36 10,574,586
3,697,500 (d) Star Energy Geothermal Wayang Windu Ltd 6.750 04/24/33 3,810,928
TOTAL MATERIALS 82,685,307
MEDIA & ENTERTAINMENT - 0.4%
5,500,000 Alphabet, Inc 1.100 08/15/30 4,847,805
3,250,000 (c) Asian Infrastructure Investment Bank, (SOFR + 0.220%) 4.197 04/15/26 3,251,040
10,275,000 Asian Infrastructure Investment Bank 4.500 01/16/30 10,564,185

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.4% (continued)
$ 12,000,000 Comcast Corp 4.650% 02/15/33 $ 12,044,255
TOTAL MEDIA & ENTERTAINMENT 30,707,285
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,350,000 Eli Lilly & Co 5.550 10/15/55 2,365,527
2,450,000 Eli Lilly & Co 5.650 10/15/65 2,468,648
6,500,000 Pfizer, Inc 2.625 04/01/30 6,133,185
5,400,000 Pfizer, Inc 1.750 08/18/31 4,771,203
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15,738,563
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
4,000,000 Bridge Housing Corp 3.250 07/15/30 3,764,683
5,625,000 Bridge Housing Corp 5.321 07/15/35 5,621,788
8,000,000 National Community Renaissance of California 3.270 12/01/32 7,062,800
9,775,000 Preservation Of Affordable Housing, Inc 4.479 12/01/32 9,315,375
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 25,764,646
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
11,850,000 Apple, Inc 3.000 06/20/27 11,748,652
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,748,652
TELECOMMUNICATION SERVICES - 0.3%
7,250,000 (d) Central American Bank for Economic Integration 4.750 01/24/28 7,369,442
8,175,000 (d) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 8,692,233
6,670,000 (d) WULF COMPUTE LLC 7.750 10/15/30 6,871,757
TOTAL TELECOMMUNICATION SERVICES 22,933,432
TRANSPORTATION - 0.3%
1,869,412 (d) Air Canada 2015-, Cl A Pass Through Trust 3.600 03/15/27 1,848,256
6,322,315 (d) Air Canada 2015-2 Class AA Pass Through Trust 3.750 12/15/27 6,233,364
4,834,456 (d) Air Canada Pass Through Trust 3.300 01/15/30 4,620,133
6,000,000 Norfolk Southern Corp 2.300 05/15/31 5,433,187
TOTAL TRANSPORTATION 18,134,940
UTILITIES - 8.9%
5,550,000 (h) Abu Dhabi Future Energy Co Pjsc Masdar 4.875 05/21/30 5,645,657
2,000,000 AES Corp 2.450 01/15/31 1,813,277
1,000,000 AES Corp 7.600 01/15/55 1,018,408
4,950,000 (d) AIB Group plc 5.320 05/15/31 5,108,136
6,725,000 Algonquin Power & Utilities Corp 5.365 06/15/26 6,756,721
3,325,000 (d) AltaGas Ltd 7.200 10/15/54 3,447,167
12,350,000 Ameren Illinois Co 2.900 06/15/51 7,801,306
9,500,000 American Water Capital Corp 5.250 03/01/35 9,793,251
5,750,000 American Water Capital Corp 5.700 09/01/55 5,757,509
4,500,000 Atlantic City Electric Co 2.300 03/15/31 4,078,286
11,515,000 Avangrid, Inc 3.800 06/01/29 11,364,303
CAD 4,125,000 (h) Brookfield Renewable Partners ULC 4.542 10/12/35 3,002,350
7,050,000 (d) Brooklyn Union Gas Co 4.632 08/05/27 7,092,163
10,000,000 (d) Brooklyn Union Gas Co 4.866 08/05/32 9,894,269
EUR 4,400,000 (h) California Buyer Ltd 5 .625 02/15/32 5,279,717
12,690,000 (d) California Buyer Ltd 6.375 02/15/32 12,710,926
3,850,000 (d) Colbun S.A. 3.150 01/19/32 3,519,586
2,000,000 (d) Comision Federal de Electricidad 6.450 01/24/35 2,059,604
14,500,000 Commonwealth Edison Co 2.750 09/01/51 8,892,274
5,600,000 Connecticut Light and Power Co 4.650 01/01/29 5,704,007
6,475,000 (d) Consorcio Transmantaro SA 4.700 04/16/34 6,440,682
4,200,000 Consumers Energy Co 4.600 05/30/29 4,268,211
12,797,949 (d) Continental Wind LLC 6.000 02/28/33 13,103,333
2,250,000 (d) ContourGlobal Power Holdings S.A. 6.750 02/28/30 2,319,997
6,938,000 Dominion Energy, Inc 2.250 08/15/31 6,176,043
11,750,000 Dominion Energy, Inc 7.000 06/01/54 12,722,324
16,725,000 DTE Electric Co 1.900 04/01/28 16,029,871
9,025,000 DTE Electric Co 3.250 04/01/51 6,182,916
2,250,000 DTE Electric Co 3.650 03/01/52 1,656,454
3,688,000 Duke Energy Carolinas LLC 2.850 03/15/32 3,377,377
10,000,000 Duke Energy Florida LLC 2.500 12/01/29 9,438,478
6,000,000 Duke Energy Florida LLC 2.400 12/15/31 5,420,463
10,000,000 Duke Energy Florida LLC 3.000 12/15/51 6,470,654

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.9% (continued)
$ 1,000,000 Duke Energy Progress LLC 3.450% 03/15/29 $ 984,319
6,375,000 Florida Power & Light Co 4.625 05/15/30 6,500,432
6,250,000 Georgia Power Co 3.250 03/15/51 4,259,295
2,700,000 Georgia Power Co 5.125 05/15/52 2,518,636
12,100,000 (d) International Development Association 4.375 11/27/29 12,386,480
13,375,000 (d) International Development Association 4.000 06/11/30 13,480,558
5,375,000 (d) International Development Association 3.875 09/17/32 5,324,679
2,375,000 (d) International Development Association 4.500 02/12/35 2,418,979
13,250,000 (d) Liberty Utilities Finance GP 2.050 09/15/30 12,014,490
2,498,000 (d) Massachusetts Electric Co 1.729 11/24/30 2,185,308
6,875,000 MidAmerican Energy Co 3.100 05/01/27 6,808,451
5,000,000 MidAmerican Energy Co 5.350 01/15/34 5,219,627
200,000 National Fuel Gas Co 3.950 09/15/27 199,220
11,274,000 National Fuel Gas Co 2.950 03/01/31 10,284,958
3,375,000 National Fuel Gas Co 5.950 03/15/35 3,527,770
12,250,000 (d) New York State Electric & Gas Corp 2.150 10/01/31 10,820,471
10,875,000 (d) New York State Electric & Gas Corp 5.050 08/15/35 10,960,378
6,275,000 NextEra Energy Capital Holdings, Inc 6.750 06/15/54 6,699,099
2,034,000 (d) NextEra Energy Operating Partners LP 7.250 01/15/29 2,084,059
12,750,000 (d) Niagara Mohawk Power Corp 1.960 06/27/30 11,527,643
2,900,000 NiSource, Inc 5.000 06/15/52 2,565,425
6,700,000 Northern States Power Co 2.900 03/01/50 4,391,977
7,050,000 Northern States Power Co 3.200 04/01/52 4,821,572
8,125,000 Northern States Power Co 5.400 03/15/54 7,876,487
5,250,000 Northwest Natural Gas Co 3.078 12/01/51 3,280,753
1,763,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 1,725,110
20,743,000 Pacific Gas and Electric Co 6.700 04/01/53 21,888,392
5,207,323 PG&E Recovery Funding LLC 4.838 06/01/33 5,293,936
11,375,000 PG&E Recovery Funding LLC 5.231 06/01/42 11,501,526
6,750,000 PG&E Recovery Funding LLC 5.529 06/01/49 6,740,592
7,075,000 Piedmont Natural Gas Co, Inc 3.350 06/01/50 4,854,507
1,900,000 PPL Electric Utilities Corp 4.850 02/15/34 1,920,088
10,600,000 Public Service Co of Colorado 5.750 05/15/54 10,608,543
2,500,000 Public Service Co of Oklahoma 2.200 08/15/31 2,217,911
2,500,000 Public Service Electric and Gas Co 4.650 03/15/33 2,514,228
6,150,000 Public Service Electric and Gas Co 3.200 08/01/49 4,213,255
5,000,000 (d) RWE Finance US LLC 5.125 09/18/35 4,971,959
10,000,000 (d) RWE Finance US LLC 6.250 04/16/54 10,262,327
19,750,000 (d) RWE Finance US LLC 5.875 09/18/55 19,311,221
4,175,000 San Diego Gas & Electric Co 4.950 08/15/28 4,278,776
15,000,000 San Diego Gas & Electric Co 2.950 08/15/51 9,523,036
1,524,665 SCE Recovery Funding LLC 1.977 11/15/28 1,474,211
7,100,000 SCE Recovery Funding LLC 2.943 11/15/42 5,986,065
2,640,000 SCE Recovery Funding LLC 3.240 11/15/46 1,881,724
3,755,230 (d) Solar Star Funding LLC 3.950 06/30/35 3,586,962
14,241,992 (d) Solar Star Funding LLC 5.375 06/30/35 14,513,475
8,430,000 Southern California Edison Co 2.750 02/01/32 7,500,784
8,325,000 Southern California Edison Co 5.200 06/01/34 8,360,906
1,000,000 Southern California Edison Co 3.650 06/01/51 682,307
5,000,000 Southern California Edison Co 3.450 02/01/52 3,322,053
7,000,000 Southwestern Electric Power Co 3.250 11/01/51 4,603,719
18,529,000 Southwestern Public Service Co 3.150 05/01/50 12,223,917
1,270,000 (b) Sunnova Energy Corp 0.000 09/01/26 3,175
15,573,700 (d) Sweihan PV Power Co PJSC 3.625 01/31/49 13,387,308
2,000,000 (d) TerraForm Power Operating LLC 5.000 01/31/28 1,998,164
5,840,124 (d) Topaz Solar Farms LLC 4.875 09/30/39 5,205,011
13,963,696 (d) Topaz Solar Farms LLC 5.750 09/30/39 14,046,780
5,256,892 (d) UEP Penonome II S.A. 6.500 10/01/38 4,681,262
10,000,000 Union Electric Co 2.150 03/15/32 8,773,013
16,400,000 Union Electric Co 2.625 03/15/51 9,885,518
6,425,000 (d),(e) Vistra Corp 7.000 N/A 6,537,204
6,100,000 Western Midstream Operating LP 5.500 12/15/35 6,067,561

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 8.9% (continued)
$ 6,292,000 (d) XPLR Infrastructure Operating Partners LP 7.750% 04/15/34 $ 6,394,512
12,250,000 Zions Bancorp NA 4.704 08/18/28 12,249,983
TOTAL UTILITIES 642,677,807
TOTAL CORPORATE BONDS
(Cost $2,341,186,500) 2,277,333,119
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 55.3%
AGENCY SECURITIES - 1.7%
11,302,621 Crowley Conro LLC 4.181 08/15/43 10,376,643
79,603 Ethiopian Leasing LLC 2.566 08/14/26 78,679
25,000,000 Federal Home Loan Mortgage Corp 1 .540 08/17/35 19,309,520
9,000,000 Federal National Mortgage Association 1.625 08/24/35 7,020,833
890,000 (c) Housing and Urban Development Corp Ltd, (LIBOR 6 M + 0.035%) 4.717 09/15/30 887,180
7,099,000 Private Export Funding Corp 3.900 10/15/27 7,110,246
17,702,446 Thirax  LLC 0.968 01/14/33 15,799,997
2,866,754 Thirax 2 LLC 2.320 01/22/34 2,632,601
3,300,000 Tote Shipholdings LLC 3.400 10/16/40 2,967,696
2,195,000 Tote Shipholdings LLC 3.450 01/22/41 1,980,859
1,775,000 United States International Development Finance Corp 1.440 04/15/28 1,701,825
1,000,000 United States International Development Finance Corp 1.650 04/15/28 962,282
927,548 United States International Development Finance Corp 1.050 10/15/29 877,416
3,008,263 United States International Development Finance Corp 1.790 10/15/29 2,886,165
7,520,657 United States International Development Finance Corp 2.360 10/15/29 7,292,012
928,800 United States International Development Finance Corp 4.140 05/15/30 928,802
3,480,756 United States International Development Finance Corp 1.670 07/15/38 2,897,744
8,094,784 United States International Development Finance Corp 2.290 07/15/38 6,998,217
4,452,131 United States International Development Finance Corp 2.450 07/15/38 3,885,621
3,726,000 US Department of Housing and Urban Development (HUD) 2.870 08/01/27 3,674,064
390,000 US Department of Housing and Urban Development (HUD) 5.380 08/01/27 390,376
7,675,000 US Department of Housing and Urban Development (HUD) 2.985 08/01/28 7,506,268
1,931,000 US Department of Housing and Urban Development (HUD) 3.185 08/01/29 1,872,809
1,750,000 US Department of Housing and Urban Development (HUD) 3.585 08/01/37 1,563,154
291,666 VCM Lease S.A. 2 .516 09/28/27 286,258
3,350,000 Vessel Management Services, Inc 3.432 08/15/36 2,999,938
6,567,000 Vessel Management Services, Inc 3.477 01/16/37 5,864,309
TOTAL AGENCY SECURITIES 120,751,514
ENERGY EQUIPMENT & SERVICES - 0.0%
GBP 2,430,538 (c),(h) Sage AR Funding, (SONIA Interest Rate Benchmark + 2.000%) 5.856 05/17/37 3,284,819
TOTAL ENERGY EQUIPMENT & SERVICES 3,284,819
FOREIGN GOVERNMENT BONDS - 8.0%
4,991,000 African Development Bank 4.125 02/25/27 5,017,167
6,100,000 African Development Bank 3.500 09/18/29 6,061,396
12,500,000 African Development Bank 5.750 08/07/74 12,471,367
10,400,000 (h) Agence Francaise de Developpement EPIC 4.875 01/16/30 10,710,900
2,400,000 Arab Petroleum Investments Corp 1.483 10/06/26 2,350,942
11,850,000 (d) Arab Petroleum Investments Corp 1.483 10/06/26 11,607,774
16,500,000 (d) Arab Petroleum Investments Corp 5.428 05/02/29 17,055,258
12,694,000 Asian Development Bank 3.125 09/26/28 12,537,995
10,000,000 Asian Development Bank 3.875 06/14/33 9,884,278
5,375,000 Asian Infrastructure Investment Bank 4.875 09/14/26 5,418,164
3,300,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4.440 08/16/27 3,318,571
2,000,000 (c),(d) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4.440 08/16/27 2,011,255
8,000,000 Asian Infrastructure Investment Bank 4.125 01/18/29 8,119,828
5,000,000 Asian Infrastructure Investment Bank 4.250 03/13/34 5,041,363
EUR 7,925,000 (d) Banque Ouest Africaine de Developpement 2.750 01/22/33 7,875,175
10,000,000 (d) BNG Bank NV 3.500 05/19/28 9,966,061
17,375,000 Brazilian Government International Bond 5.500 02/04/33 17,126,537
950,000 (d) Caisse d'Amortissement de la Dette Sociale 1.375 01/20/31 835,167
5,000,000 (d) Caisse d'Amortissement de la Dette Sociale 2.125 01/26/32 4,451,564
5,795,000 Canada Government International Bond 3.750 04/26/28 5,820,117
13,600,000 Canada Government International Bond 4.000 03/18/30 13,741,824

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,087,058 Canal Barge Co, Inc 4.500% 11/12/34 $ 1,078,673
1,955,000 Central American Bank for Economic Integration 5.000 02/09/26 1,956,342
725,000 (d) Dominican Republic International Bond 6.600 06/01/36 763,026
3,725,000 European Investment Bank 0.625 10/21/27 3,536,687
3,580,000 European Investment Bank 3.250 11/15/27 3,562,155
10,500,000 European Investment Bank 1.625 10/09/29 9,750,916
11,279,000 European Investment Bank 0.750 09/23/30 9,820,444
11,250,000 Export Development Canada 3.750 09/07/27 11,281,522
13,050,000 Export Development Canada 3.875 02/14/28 13,124,755
10,000,000 Export Development Canada 4.125 02/13/29 10,141,703
11,400,000 Export Development Canada 4.000 06/20/30 11,506,833
17,425,000 Export Development Canada 4.750 06/05/34 18,185,755
12,250,000 (g) Inter-American Development Bank 3.500 04/12/33 11,811,370
17,500,000 Inter-American Investment Corp 4.126 02/15/28 17,652,953
18,000,000 International Bank for Reconstruction & Development 0.000 03/31/27 17,164,674
5,000,000 (a) International Bank for Reconstruction & Development 0.000 03/31/28 4,954,150
28,500,000 International Bank for Reconstruction & Development 1.745 07/31/33 29,346,450
2,900,000 International Bank for Reconstruction & Development 2.750 05/31/36 2,410,992
500,000 (d) International Development Association 0.875 04/28/26 495,234
5,000,000 International Finance Corp 4.750 03/16/26 5,006,455
4,575,000 International Finance Corp 2.126 04/07/26 4,554,707
6,643,000 International Finance Facility for Immunisation Co 1.000 04/21/26 6,587,086
2,500,000 Japan Bank for International Cooperation 1.625 01/20/27 2,445,956
3,250,000 Japan Bank for International Cooperation 4.375 10/05/27 3,287,032
3,940,000 Japan International Cooperation Agency 4.250 05/22/30 3,988,338
8,750,000 Japan International Cooperation Agency 1.750 04/28/31 7,806,063
4,175,000 (d) Kommuninvest I Sverige AB 4.625 09/29/28 4,282,700
7,250,000 (d) Korea Electric Power Corp 4.875 01/31/27 7,319,711
8,250,000 (c),(d) Korea Electric Power Corp, (SOFR + 0.620%) 4.442 11/12/28 8,240,678
6,125,000 (d) Korea Electric Power Corp 4.125 11/12/30 6,104,505
6,086,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 5,308,484
13,250,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 11,619,982
12,375,000 (d) Nederlandse Waterschapsbank NV 4.000 06/01/28 12,470,924
5,450,000 (d) Nederlandse Waterschapsbank NV 4.375 02/28/29 5,558,510
10,250,000 (d) Nederlandse Waterschapsbank NV 4.500 01/16/30 10,521,889
18,415,000 OMERS Finance Trust 3.500 04/19/32 17,670,362
14,916,000 (d) OMERS Finance Trust 3.500 04/19/32 14,312,849
3,825,000 (d) OMERS Finance Trust 4.000 04/19/52 2,930,167
1,250,000 OPEC Fund for International Development 4.500 01/26/26 1,250,280
8,750,000 (d) OPEC Fund for International Development 4.500 01/26/26 8,751,957
9,750,000 Province of Ontario Canada 1.125 10/07/30 8,582,028
11,750,000 Province of Ontario Canada 5.050 04/24/34 12,287,876
5,450,000 Province of Ontario Canada 4.850 06/11/35 5,602,177
5,000,000 Province of Quebec Canada 2.750 04/12/27 4,939,416
10,625,000 Province of Quebec Canada 4.500 09/08/33 10,755,577
10,500,000 Province of Quebec Canada 4.250 09/05/34 10,368,826
10,750,000 Republic of Italy Government International Bond 4.000 10/17/49 8,228,953
5,950,000 (d) Serbia International Bond 6.000 06/12/34 6,151,330
4,250,000 Seychelles International Bond 6.500 10/11/28 4,079,785
TOTAL FOREIGN GOVERNMENT BONDS 570,981,940
MORTGAGE BACKED - 25.1%
1,900,000 (c),(d) Angel Oak Mortgage Trust 2.837 11/25/66 1,411,881
45,798 (c) CHL Mortgage Pass-Through Trust 5.276 11/20/34 44,145
39,070,028 (c),(d) Citigroup Mortgage Loan Trust 0.153 02/25/52 347,837
4,377,605 (c),(d) Citigroup Mortgage Loan Trust 0.250 02/25/52 60,585
6,400,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6.974 03/25/42 6,558,333
14,777,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.524 06/25/42 15,537,173
4,706,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7.474 07/25/42 4,868,355
2,755,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.706 01/25/43 2,858,557
3,105,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.424 05/25/43 3,258,272
2,885,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9.224 05/25/43 3,123,085
11,256,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.456 06/25/43 11,685,488

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 3,805,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6.574% 07/25/43 $ 3,914,479
3,565,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9.188 07/25/43 3,758,418
1,200,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9.774 07/25/43 1,299,799
3,550,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.424 10/25/43 3,714,910
2,225,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6.150 02/25/44 2,239,847
3,934 Fannie Mae Pool 3.500 07/01/26 3,918
134,341 Fannie Mae Pool 3.500 05/01/32 133,214
94,707 Fannie Mae Pool 5.500 11/01/38 98,850
2,568,481 Fannie Mae Pool 3.000 05/01/40 2,394,121
702,364 Fannie Mae Pool 3.500 05/01/40 672,142
177,824 Fannie Mae Pool 5.000 09/01/40 182,865
982,325 Fannie Mae Pool 4.000 09/01/42 956,466
30,103,358 Fannie Mae Pool 4.000 05/01/44 29,385,287
35,241 Fannie Mae Pool 4.500 06/01/44 35,110
186,194 Fannie Mae Pool 4.500 06/01/44 185,967
75,831 Fannie Mae Pool 4.500 08/01/44 75,551
155,453 Fannie Mae Pool 4.500 11/01/44 154,879
8,604 Fannie Mae Pool 5.000 11/01/44 8,848
456,466 Fannie Mae Pool 4.000 01/01/45 444,452
145,498 Fannie Mae Pool 4.500 03/01/45 144,960
457,243 Fannie Mae Pool 3.500 01/01/46 433,966
522,086 Fannie Mae Pool 4.000 04/01/46 504,458
658,090 Fannie Mae Pool 3.500 06/01/46 622,802
939,843 Fannie Mae Pool 3.500 07/01/46 889,670
1,251,547 Fannie Mae Pool 3.500 07/01/46 1,193,451
1,380,659 Fannie Mae Pool 3.500 08/01/46 1,306,471
1,946,430 Fannie Mae Pool 3.000 10/01/46 1,729,981
94,692 Fannie Mae Pool 4.500 05/01/47 95,306
333,451 Fannie Mae Pool 4.000 10/01/47 322,377
3,085,204 Fannie Mae Pool 3.500 11/01/47 2,938,462
185,122 Fannie Mae Pool 4.500 11/01/47 184,195
118,864 Fannie Mae Pool 3.500 01/01/48 112,148
672,936 Fannie Mae Pool 4.500 01/01/48 668,851
168,636 Fannie Mae Pool 4.500 02/01/48 167,613
438,431 Fannie Mae Pool 4.500 05/01/48 435,769
290,714 Fannie Mae Pool 4.500 05/01/48 288,949
8,127,442 Fannie Mae Pool 4.500 10/01/48 8,247,235
11,368,821 Fannie Mae Pool 3.000 07/01/50 10,285,146
4,439,412 Fannie Mae Pool 2.500 08/01/51 3,825,573
1,693,595 Fannie Mae Pool 3.000 09/01/51 1,529,400
4,557,242 Fannie Mae Pool 2.500 12/01/51 3,887,090
2,433,995 Fannie Mae Pool 2.500 01/01/52 2,075,912
1,498,574 Fannie Mae Pool 3.000 02/01/52 1,328,329
5,809,843 Fannie Mae Pool 3.500 02/01/52 5,435,722
33,082,658 Fannie Mae Pool 3.000 04/01/52 29,343,521
17,392,716 Fannie Mae Pool 4.000 05/01/52 16,578,062
11,056,982 Fannie Mae Pool 3.500 06/01/52 10,280,373
24,778,575 Fannie Mae Pool 3.500 06/01/52 22,970,715
43,197,205 Fannie Mae Pool 4.000 06/01/52 41,225,475
3,530,427 Fannie Mae Pool 4.500 06/01/52 3,463,488
15,752,229 Fannie Mae Pool 4.000 07/01/52 15,033,205
3,344,981 Fannie Mae Pool 4.500 07/01/52 3,280,522
19,444,479 Fannie Mae Pool 4.000 08/01/52 18,464,581
29,764,358 Fannie Mae Pool 4.500 08/01/52 29,178,490
14,301,227 Fannie Mae Pool 5.000 08/01/52 14,323,235
53,217,400 Fannie Mae Pool 4.000 09/01/52 50,701,701
129,832,275 Fannie Mae Pool 4.500 09/01/52 127,263,295
7,683,745 Fannie Mae Pool 5.000 09/01/52 7,695,570
7,719,667 Fannie Mae Pool 4.500 10/01/52 7,571,697
35,372,169 Fannie Mae Pool 5.000 10/01/52 35,481,316
37,671,922 Fannie Mae Pool 4.500 11/01/52 36,914,871
5,109,366 Fannie Mae Pool 5.500 12/01/52 5,207,357

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 106,658 Fannie Mae Pool 5.000% 01/01/53 $ 106,855
26,893,224 Fannie Mae Pool 5.000 02/01/53 26,929,073
15,208,458 Fannie Mae Pool 6.000 02/01/53 15,648,424
7,403,248 Fannie Mae Pool 6.000 03/01/53 7,629,897
24,007,757 Fannie Mae Pool 5.000 04/01/53 24,037,286
5,888,817 Fannie Mae Pool 5.000 06/01/53 5,934,556
40,941,677 Fannie Mae Pool 5.500 06/01/53 41,653,643
4,067,379 Fannie Mae Pool 4.500 07/01/53 3,982,268
7,764,767 Fannie Mae Pool 5.000 07/01/53 7,772,316
6,933,279 Fannie Mae Pool 5.000 08/01/53 6,936,445
22,843,073 Fannie Mae Pool 5.500 08/01/53 23,229,768
93,326,913 Fannie Mae Pool 5.500 10/01/53 94,885,260
26,024,325 Fannie Mae Pool 6.000 11/01/53 26,771,054
440,345 Fannie Mae Pool 6.000 01/01/54 452,772
12,411,452 Fannie Mae Pool 4.000 02/01/54 11,842,056
1,036,314 Fannie Mae Pool 5.500 04/01/54 1,051,670
39,061,957 Fannie Mae Pool 5.500 05/01/54 39,638,775
217,245 Fannie Mae Pool 6.000 06/01/54 223,130
59,280,019 Fannie Mae Pool 5.500 10/01/54 60,134,199
449,379 (c) Fannie Mae REMICS, (SOFR30A + 5.836%) 1.961 09/25/43 45,982
3,316,642 Fannie Mae REMICS 3.500 02/25/48 2,989,339
2,413,739 Fannie Mae REMICS 4.000 07/25/48 2,307,280
3,640,129 Fannie Mae REMICS 2.000 08/25/50 458,517
4,959,533 Fannie Mae REMICS 2.000 10/25/50 3,512,373
9,789,730 Fannie Mae REMICS 2.500 11/25/50 1,357,963
3,526,421 Fannie Mae REMICS 3.000 12/25/50 607,782
3,513,840 Fannie Mae REMICS 3.000 02/25/51 675,129
3,912,840 Fannie Mae REMICS 2.500 11/25/51 428,265
9,542,093 Fannie Mae REMICS 3.500 04/25/52 7,457,814
1,993,543 Fannie Mae REMICS 4.000 05/25/52 1,632,193
5,868,482 Fannie Mae REMICS 4.500 07/25/52 5,302,618
2,518,262 Fannie Mae REMICS 4.500 08/25/52 2,198,905
1,907,770 Fannie Mae REMICS 4.000 09/25/52 1,692,314
2,171,663 Fannie Mae REMICS 4.000 09/25/52 1,935,163
1,851,470 Fannie Mae REMICS 4.500 10/25/52 1,771,860
2,111,833 Fannie Mae REMICS 4.500 10/25/52 2,041,120
3,599,086 Fannie Mae REMICS 5.500 11/25/52 3,677,297
2,514,670 (c) Fannie Mae-Aces 2.861 02/25/27 2,488,087
7,879,456 (c) Fannie Mae-Aces 3.311 06/25/28 7,794,263
8,250,000 (c) Fannie Mae-Aces 1.468 11/25/30 7,293,991
15,500,000 (c) Fannie Mae-Aces 1.245 01/25/31 13,563,537
1,889,868 Federal National Mortgage Association 2.500 02/01/52 1,607,930
57,759 Freddie Mac Gold Pool 5.000 06/01/36 59,375
59,933 Freddie Mac Gold Pool 4.000 06/01/42 58,424
60,506 Freddie Mac Gold Pool 4.500 02/01/44 60,504
500,249 Freddie Mac Gold Pool 5.000 08/01/44 514,995
104,489 Freddie Mac Gold Pool 3.500 04/01/45 99,592
2,205,125 Freddie Mac Gold Pool 3.500 08/01/45 2,103,218
16,755 Freddie Mac Gold Pool 3.000 04/01/47 15,183
130,883 Freddie Mac Gold Pool 4 .500 06/01/47 130,554
212,301 Freddie Mac Gold Pool 4.000 09/01/47 205,375
49,324 Freddie Mac Gold Pool 3.500 12/01/47 46,717
1,001,834 Freddie Mac Gold Pool 4.500 08/01/48 996,932
5,100,689 Freddie Mac Pool 2.310 12/01/31 4,600,287
6,760,662 Freddie Mac Pool 3.740 06/01/37 6,180,053
2,222,319 Freddie Mac Pool 3.400 12/01/37 1,962,977
5,646,500 Freddie Mac Pool 4.300 12/01/37 5,420,523
1,804,599 Freddie Mac Pool 3.500 03/01/38 1,633,847
640,000 Freddie Mac Pool 4.330 05/01/38 616,166
3,120,843 Freddie Mac Pool 2.970 07/01/38 2,648,740
3,348,818 Freddie Mac Pool 4.550 07/01/38 3,268,285
5,763,322 Freddie Mac Pool 3 .500 10/01/38 5,120,597

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 392,636 Freddie Mac Pool 3.160% 11/01/38 $ 337,829
1,853,500 Freddie Mac Pool 3.910 01/01/39 1,707,177
2,293,500 Freddie Mac Pool 4.750 12/01/39 2,279,607
3,320,618 Freddie Mac Pool 3.000 01/01/41 2,738,624
745,900 Freddie Mac Pool 4.250 09/01/42 715,041
4,129,339 Freddie Mac Pool 2.500 11/01/51 3,516,548
6,618,414 Freddie Mac Pool 3.000 11/01/51 6,004,425
300,223 Freddie Mac Pool 3.000 11/01/51 270,652
762,417 Freddie Mac Pool 3.000 11/01/51 693,912
1,219,768 Freddie Mac Pool 3.000 11/01/51 1,107,680
4,715,561 Freddie Mac Pool 2.500 01/01/52 4,013,549
8,710,182 Freddie Mac Pool 2.500 02/01/52 7,486,723
2,031,184 Freddie Mac Pool 3.000 02/01/52 1,800,685
293,834 Freddie Mac Pool 3.000 03/01/52 260,411
5,537,531 Freddie Mac Pool 2.500 04/01/52 4,719,208
8,085,478 Freddie Mac Pool 4.000 04/01/52 7,717,709
20,268,725 Freddie Mac Pool 3.000 05/01/52 17,990,343
6,946,201 Freddie Mac Pool 3.000 06/01/52 6,185,020
109,298 Freddie Mac Pool 3.000 06/01/52 96,851
7,438,102 Freddie Mac Pool 4.500 06/01/52 7,294,002
177,976 Freddie Mac Pool 4.500 07/01/52 174,473
7,399,113 Freddie Mac Pool 4.500 07/01/52 7,255,769
8,453,632 Freddie Mac Pool 6.000 11/01/52 8,716,384
6,910,547 Freddie Mac Pool 5.000 01/01/53 6,920,114
28,567,374 Freddie Mac Pool 5.000 06/01/53 28,595,148
22,651,227 Freddie Mac Pool 5.000 08/01/53 22,679,099
16,309,141 Freddie Mac Pool 5.500 08/01/53 16,590,254
4,817,119 Freddie Mac REMICS 3.500 01/15/47 4,423,985
927,979 Freddie Mac REMICS 4.000 10/15/47 881,222
1,767,631 Freddie Mac REMICS 4.000 11/15/47 1,692,914
3,973,847 Freddie Mac REMICS 4.000 01/15/48 3,804,853
4,773,164 Freddie Mac REMICS 4.000 03/15/48 4,567,586
1,323,744 Freddie Mac REMICS 4.000 04/15/48 1,266,454
4,635,118 Freddie Mac REMICS 4.000 04/15/48 4,419,338
571,981 (c) Freddie Mac REMICS, (SOFR30A + 9.737%) 3.363 06/15/48 527,868
497,725 (c) Freddie Mac REMICS, (SOFR30A + 9.657%) 3.283 10/15/48 444,097
4,444,296 Freddie Mac REMICS 2.000 09/25/50 3,063,491
2,098,012 Freddie Mac REMICS 2.000 09/25/50 258,763
8,242,195 Freddie Mac REMICS 3.000 09/25/50 6,106,909
4,088,646 Freddie Mac REMICS 3.000 10/25/50 2,984,312
12,620,902 Freddie Mac REMICS 2.500 02/25/51 2,128,581
1,519,641 Freddie Mac REMICS 4.000 08/25/52 1,361,168
2,840,066 Freddie Mac REMICS 4.500 10/25/52 2,677,100
3,523,241 Freddie Mac REMICS 5.500 11/25/52 3,625,903
575,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10.974 01/25/42 605,756
2,610,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9.106 02/25/42 2,714,201
1,830,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8.647 04/25/42 1,934,649
4,083,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7.224 05/25/42 4,215,359
12,148,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.374 06/25/42 12,785,481
6,014,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7.874 07/25/42 6,286,659
5,770,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7.574 09/25/42 6,022,210
380,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8.444 03/25/43 394,161
1,625,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.115 04/25/43 1,692,576
6,505,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7.374 05/25/43 6,818,709
66,739 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3.784 02/25/48 65,249
22,062 (c),(d) Freddie Mac STACR Securitized Participation Interests Trust 3.850 05/25/48 21,519
437,058 Ginnie Mae I Pool 2.690 06/15/33 410,387
10,324,733 Ginnie Mae I Pool 2.750 01/15/45 9,731,833
20,525 Ginnie Mae II Pool 5.000 06/20/42 21,118
1,925,297 Ginnie Mae II Pool 3.500 12/20/46 1,788,056
1,312,062 Ginnie Mae II Pool 3.500 01/20/47 1,218,373
1,112,438 Ginnie Mae II Pool 3.500 10/20/50 1,024,011

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 19,029,199 Ginnie Mae II Pool 3.000% 06/20/51 $ 17,120,548
27,633,359 Ginnie Mae II Pool 3.000 12/20/51 24,861,700
15,713,505 Ginnie Mae II Pool 3.000 01/20/52 14,149,433
3,700,691 Ginnie Mae II Pool 2.500 02/20/52 3,120,581
29,525,705 Ginnie Mae II Pool 3.500 04/20/52 27,113,250
4,080,827 Ginnie Mae II Pool 4.000 05/20/52 3,889,948
37,122,260 Ginnie Mae II Pool 3.500 07/20/52 34,134,982
5,961,931 Ginnie Mae II Pool 4.000 08/20/52 5,671,374
2,073,609 Ginnie Mae II Pool 4.500 08/20/52 2,035,749
33,324,969 Ginnie Mae II Pool 4.000 09/20/52 31,745,506
11,583,255 Ginnie Mae II Pool 5.000 11/20/52 11,602,125
20,452,030 Ginnie Mae II Pool 3.500 12/20/52 18,758,866
13,462,842 Ginnie Mae II Pool 4.500 12/20/52 13,204,202
12,102,556 Ginnie Mae II Pool 4.500 02/20/53 11,864,082
4,094,087 Ginnie Mae II Pool 5.000 02/20/53 4,107,761
934,813 Ginnie Mae II Pool 5.500 07/20/53 950,047
3,236,491 Ginnie Mae II Pool 3.000 08/20/53 2,925,907
66,848 Ginnie Mae II Pool 6.000 09/20/54 68,169
7,729,371 Government National Mortgage Association 5.000 01/20/40 1,537,599
3,512,268 Government National Mortgage Association 4.500 03/20/40 608,901
5,664,808 Government National Mortgage Association 5.000 03/20/40 1,072,473
6,112,317 Government National Mortgage Association 2 .500 12/20/43 5,520,910
2,151,495 Government National Mortgage Association 3.000 03/20/45 1,945,663
306,197 Government National Mortgage Association 4.000 06/20/46 33,267
2,101,322 Government National Mortgage Association 5.000 09/20/46 388,235
3,651,854 Government National Mortgage Association 3.000 02/20/51 3,285,569
9,464,871 Government National Mortgage Association 3.000 11/20/51 6,993,860
10,325,484 Government National Mortgage Association 3.000 12/20/51 7,751,284
8,242,518 Government National Mortgage Association 3.000 01/20/52 6,308,402
8,579,316 Government National Mortgage Association 3.000 02/20/52 6,029,538
6,006,240 Government National Mortgage Association 4.000 04/20/52 5,050,909
6,121,787 Government National Mortgage Association 5.000 04/20/52 1,113,268
2,567,455 Government National Mortgage Association 4.000 07/20/52 2,195,203
4,611,383 Government National Mortgage Association 4.500 09/20/52 4,318,939
3,757,328 Government National Mortgage Association 4.500 09/20/52 3,521,267
3,136,590 Government National Mortgage Association 4.500 09/20/52 3,047,034
2,673,060 Government National Mortgage Association 4.500 09/20/52 2,411,463
8,741,058 Government National Mortgage Association 4.500 10/20/52 8,577,409
3,140,249 Government National Mortgage Association 4.500 02/20/53 2,986,272
2,903,015 Government National Mortgage Association 5.500 02/20/53 2,932,097
4,129,185 (c) Government National Mortgage Association, (SOFR30A + 6.950%) 3.032 05/20/53 331,351
3,028,526 (c) Government National Mortgage Association, (SOFR30A + 23.205%) 7.926 08/20/53 3,340,615
1,643,516 (c) Government National Mortgage Association, (SOFR30A + 25.350%) 10.071 08/20/53 1,954,026
5,762,269 Government National Mortgage Association 5.000 12/20/53 5,669,582
5,110,996 Government National Mortgage Association 2.500 04/20/54 3,742,597
42,348,007 (c),(d) GS Mortgage-Backed Securities Corp Trust 0.145 08/25/51 352,496
1,612,296 (c),(d) GS Mortgage-Backed Securities Corp Trust 2.500 08/25/51 1,338,376
6,159,280 (c),(d) GS Mortgage-Backed Securities Trust 2.500 11/25/51 5,105,477
3,513,135 (c),(d) GS Mortgage-Backed Securities Trust 2.500 03/25/52 2,913,162
1,540,506 (c),(d) GS Mortgage-Backed Securities Trust 2.820 05/28/52 1,298,929
7,142 (c) Impac CMB Trust, (TSFR1M + 0.774%) 4.506 03/25/35 6,769
1,005,929 (c),(d) J.P. Morgan Mortgage Trust 3.240 10/25/52 837,814
45,872 (c),(d) JP Morgan Mortgage Trust 3.500 05/25/47 41,742
293,260 (c),(d) JP Morgan Mortgage Trust 3.500 10/25/48 264,680
38,024 (c),(d) JP Morgan Mortgage Trust 4.000 01/25/49 35,552
11,577,002 (c),(d) JP Morgan Mortgage Trust 0.116 06/25/51 73,047
20,489,839 (c),(d) JP Morgan Mortgage Trust 0.106 11/25/51 118,343
1,789,352 (c),(d) JP Morgan Mortgage Trust 2.500 11/25/51 1,483,901
21,477,122 (c),(d) JP Morgan Mortgage Trust 0.112 12/25/51 132,636
2,169,584 (c),(d) JP Morgan Mortgage Trust 2.500 12/25/51 1,799,226
2,243,249 (c),(d) JP Morgan Mortgage Trust 2.836 12/25/51 1,838,514
3,086,360 (c),(d) JP Morgan Mortgage Trust 2.500 01/25/52 2,558,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 5,033,438 (c),(d) JP Morgan Mortgage Trust 2.500% 06/25/52 $ 4,172,258
2,568,995 (c),(d) JP Morgan Mortgage Trust 3.000 06/25/52 2,256,194
8,741,215 (d) JP Morgan Mortgage Trust 0.224 07/25/52 83,606
4,793,998 (c),(d) JP Morgan Mortgage Trust 2.500 07/25/52 3,973,784
7,780,586 (c),(d) JP Morgan Mortgage Trust 3.250 07/25/52 6,986,660
7,537,733 (c),(d) JP Morgan Mortgage Trust 3.000 08/25/52 6,539,605
3,774,540 (c),(d) JP Morgan Mortgage Trust 3.000 10/25/52 3,274,725
3,545,120 (c),(d) JP Morgan Mortgage Trust 3.000 11/25/52 3,078,073
4,440,084 (c),(d) JP Morgan Mortgage Trust 3.000 04/25/53 3,852,139
1,645,989 (c),(d) JP Morgan Mortgage Trust 5.000 06/25/53 1,626,689
1,702,022 (c),(d) JP Morgan Mortgage Trust 5.500 06/25/53 1,707,753
2,931,833 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 2,431,098
2,645,525 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 2,387,985
1,863,943 (c),(d) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 1,545,038
42,748,844 New Hampshire Business Finance Authority 0.495 07/01/51 1,530,836
1,330,317 (c),(d) RCKT Mortgage Trust 3.008 09/25/51 1,088,303
5,262,758 (c),(d) RCKT Mortgage Trust 2.500 02/25/52 4,363,984
2,476,643 (c),(d) RCKT Mortgage Trust 3.000 05/25/52 2,150,362
894,000 (c),(d) RCKT Mortgage Trust 3.187 05/25/52 761,097
29,271 (c),(d) Sequoia Mortgage Trust 4.000 06/25/49 27,699
126,429 (c),(d) Sequoia Mortgage Trust 3.500 12/25/49 113,846
2,166,052 (c),(d) Sequoia Mortgage Trust 2.500 06/25/51 1,808,487
4,626,244 (c),(d) Sequoia Mortgage Trust 4.000 11/25/55 4,336,572
264,392 (c),(d) Shellpoint Co-Originator Trust 3.500 10/25/47 244,583
TOTAL MORTGAGE BACKED 1,800,870,056
MUNICIPAL BONDS - 4.5%
2,460,000 American Municipal Power, Inc 7.499 02/15/50 2,860,199
3,000,000 Arizona Industrial Development Authority 4.936 10/01/31 3,033,946
2,500,000 Arizona Industrial Development Authority 5.459 10/01/35 2,534,917
1,125,000 California Earthquake Authority 5.603 07/01/27 1,139,252
1,540,000 California Health Facilities Financing Authority 3.034 06/01/34 1,389,690
1,500,000 California Health Facilities Financing Authority 4.353 06/01/41 1,379,358
6,400,000 (d) California Municipal Finance Authority 6.375 11/15/48 6,145,005
330,000 California State Public Works Board 3.770 11/01/26 330,122
625,000 Chula Vista Municipal Financing Authority 3.775 12/01/33 598,687
740,000 Chula Vista Municipal Financing Authority 4.075 12/01/41 647,161
5,750,000 City & County of San Francisco CA 3.700 06/15/26 5,753,699
935,000 City & County of San Francisco CA 3.700 04/01/34 860,460
440,000 City & County of San Francisco CA 3.750 04/01/35 398,535
5,835,000 City & County of San Francisco CA 3.900 04/01/42 4,800,919
5,750,000 City & County of San Francisco CA 5.770 06/15/45 5,891,816
5,000,000 City & County of San Francisco CA 5.450 06/15/64 4,846,799
4,610,000 City & County of San Francisco CA Community Facilities District 4.221 09/01/39 4,195,060
5,405,000 City & County of San Francisco CA Community Facilities District No 2014-1 3.750 09/01/37 4,866,829
5,000,000 City & County of San Francisco CA Community Facilities District No 2014-1 4.000 09/01/48 4,005,170
7,805,000 City & County of San Francisco CA Community Facilities District No 2014-1 3.482 09/01/50 5,541,706
1,225,000 City & County of San Francisco CA Community Facilities District No 2014-1 6.332 09/01/51 1,256,222
1,925,000 City of Berkeley CA 3.250 09/01/35 1,756,859
745,000 City of Detroit MI 2.711 04/01/26 742,480
525,000 City of Detroit MI 3.644 04/01/34 482,170
4,000,000 City of Los Angeles CA 3.500 09/01/37 3,556,433
9,060,000 City of Los Angeles CA 3.880 09/01/38 8,408,157
7,000,000 City of Los Angeles CA 5.000 09/01/42 6,899,368
2,520,000 City of Los Angeles CA Wastewater System Revenue 4.029 06/01/39 2,321,429
870,000 (d) City of Miami FL 4.808 01/01/39 844,730
3,200,000 City of New York NY 5.094 10/01/49 3,014,410
2,950,000 City of New York NY 5.828 10/01/53 3,039,705
5,260,000 City of New York NY 5.392 10/01/55 5,090,042
2,685,000 City of Oakland CA 1.830 01/15/27 2,635,710
755,000 City of Oakland CA 4.005 07/15/27 758,177
1,200,000 City of Oakland CA 4.734 07/15/33 1,221,968
4,290,000 City of Oakland CA 5.792 07/15/45 4,307,041

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 3,025,000 City of Port Lions AK 7.500% 10/01/52 $ 3,155,772
1,385,000 City of San Juan Capistrano CA 4.190 08/01/40 1,278,265
5,255,000 City of Seattle WA Local Improvement District No 6751 2.999 11/01/43 4,505,801
5,240,000 City of Seattle WA Local Improvement District No 6751 3.079 11/01/43 4,444,501
1,140,000 Cleveland-Cuyahoga County Port Authority 5.900 11/15/49 1,110,652
4,000,000 Columbus Metropolitan Housing Authority 5.050 04/01/30 4,057,442
1,250,000 Connecticut Green Bank 2.900 11/15/35 1,116,222
2,880,000 Denver City & County Housing Authority 4.125 06/01/28 2,883,314
17,057,976 Freddie Mac Multifamily Variable Rate Certificate 4.050 08/25/38 16,286,297
400,000 (d) Iowa Finance Authority 7.000 11/01/27 405,889
450,000 Jersey City Municipal Utilities Authority 4.800 05/01/26 451,548
1,525,000 Jersey City Redevelopment Agency 4.500 12/09/26 1,531,690
450,000 Klickitat County Public Utilities 3.688 12/01/38 398,610
1,000,000 Lavaca-Navidad River Authority 4.430 08/01/35 999,938
1,500,000 Maryland Economic Development Corp 5.433 05/31/56 1,442,368
6,000,000 Maryland Economic Development Corp 5.942 05/31/57 6,027,893
16,465,000 Metropolitan Water Reclamation District of Greater Chicago 5.720 12/01/38 17,094,250
4,975,000 Minnesota Housing Finance Agency 5.897 08/01/49 4,998,297
6,585,000 Minnesota Housing Finance Agency 5.947 08/01/54 6,596,798
1,135,000 Montgomery County Housing Opportunities Commission 5.418 12/01/44 1,105,662
170,000 Mount Shasta Public Financing Authority 4.000 08/01/29 179,411
190,000 Mount Shasta Public Financing Authority 3.000 08/01/32 190,801
24,775,000 (c),(d) New Hampshire Business Finance Authority 4.080 02/01/29 24,775,000
8,300,000 (c),(d) New Hampshire Business Finance Authority 3.950 07/01/33 8,300,000
6,750,000 New Hampshire Business Finance Authority 5.876 12/01/35 7,213,908
2,740,000 New Hampshire Business Finance Authority 5.694 11/01/45 2,722,018
3,460,000 New Hampshire Business Finance Authority 5.775 11/01/54 3,345,237
700,000 New Jersey Economic Development Authority 5.198 03/01/31 725,547
2,350,000 New York City Housing Development Corp 4.269 02/01/30 2,366,626
2,500,000 New York City Housing Development Corp 3.720 11/01/39 2,159,781
5,250,000 New York City Housing Development Corp 5.448 08/01/54 5,019,567
3,430,000 New York City Housing Development Corp 5.884 02/01/55 3,415,894
6,465,000 New York City Housing Development Corp 6.001 08/01/55 6,478,884
625,000 New York State Energy Research & Development Authority 5.739 04/01/26 625,684
730,000 New York State Energy Research & Development Authority 2.465 10/01/26 723,050
645,000 New York State Energy Research & Development Authority 2.665 10/01/27 631,732
565,000 New York State Energy Research & Development Authority 2.879 10/01/28 548,422
1,800,000 New York State Energy Research & Development Authority 5 .947 04/01/29 1,819,896
865,000 New York State Energy Research & Development Authority 6.456 04/01/33 884,239
2,500,000 New York Transportation Development Corp 6.971 06/30/51 2,448,218
6,920,000 (a),(b),(d) Pennsylvania Economic Development Financing Authority 10.000 12/01/29 692
275,000 Pharr Economic Development Corp 3.216 08/15/27 272,797
1,110,000 Pharr Economic Development Corp 3.401 08/15/29 1,090,185
405,000 (a),(b) Public Finance Authority 15.000 12/31/26 41
1,735,000 (d) Public Finance Authority 7.500 06/01/29 1,692,711
7,150,000 Public Finance Authority 5.292 07/01/29 7,238,080
5,385,000 (d) Public Finance Authority 6.250 06/01/31 5,462,297
645,000 Redevelopment Authority of the City of Philadelphia 4.711 09/01/30 663,272
2,185,000 Redevelopment Authority of the City of Philadelphia 5.226 09/01/40 2,201,564
995,000 Sales Tax Securitization Corp 5.293 01/01/41 1,001,909
9,060,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4.655 10/01/27 9,201,244
1,000,000 San Francisco City & County Redevelopment Agency 4.375 08/01/44 870,139
2,500,000 San Jose Financing Authority 4.662 05/01/37 2,458,633
1,350,000 San Luis Obispo County Financing Authority 5.571 09/01/40 1,404,266
1,390,000 South Dakota Housing Development Authority 5.460 05/01/53 1,417,457
1,000,000 South Davis Sewer District 4.125 12/01/32 976,962
1,100,000 South Davis Sewer District 4.500 12/01/37 1,031,176
1,301,264 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 1,283,731
3,775,000 State of Oregon 5.832 05/01/45 3,956,425
2,400,000 (d) Syracuse Industrial Development Agency 5.000 01/01/36 1,821,578
7,500,000 Texas Water Development Board 4.190 10/15/43 6,790,046
3,000,000 Texas Water Development Board 4.648 04/15/50 2,740,712

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 2,135,000 (d) Toledo-Lucas County Port Authority 5.600% 11/15/39 $ 2,136,218
1,830,000 United Nations Development Corp 6.536 08/01/55 1,954,132
1,875,000 University of New Mexico 3.532 06/20/32 1,842,760
680,000 (d) Warm Springs Reservation Confederated Tribe 3.300 11/01/27 669,969
1,250,000 (d) Warm Springs Reservation Confederated Tribe 3.550 11/01/32 1,176,221
360,000 Washington County Clean Water Services 5.701 10/01/30 372,175
TOTAL MUNICIPAL BONDS 323,746,747
U.S. TREASURY SECURITIES - 16.0%
114,394,000 United States Treasury Note/Bond 3.375 11/30/27 114,175,043
47,018,000 United States Treasury Note/Bond 3.375 12/31/27 46,926,168
3,848,000 United States Treasury Note/Bond 3.750 05/15/28 3,868,893
59,566,000 United States Treasury Note/Bond 3.500 12/15/28 59,496,196
186,469,000 United States Treasury Note/Bond 3.625 12/31/30 185,580,360
13,681,000 United States Treasury Note/Bond 3.875 12/31/32 13,621,146
227,337,000 United States Treasury Note/Bond 4.000 11/15/35 224,069,031
14,543,000 United States Treasury Note/Bond 1.875 02/15/41 10,159,649
9,700,000 United States Treasury Note/Bond 2.250 05/15/41 7,134,426
114,908,400 United States Treasury Note/Bond 2.375 02/15/42 84,583,355
225,328,000 United States Treasury Note/Bond 4.625 11/15/45 220,187,705
2,500,000 United States Treasury Note/Bond 3.125 05/15/48 1,898,730
2,500,000 United States Treasury Note/Bond 3.000 02/15/49 1,841,602
31,783,000 United States Treasury Note/Bond 2.250 02/15/52 19,283,342
157,748,000 United States Treasury Note/Bond 4.750 08/15/55 155,086,002
TOTAL U.S. TREASURY SECURITIES 1,147,911,648
TOTAL GOVERNMENT BONDS
(Cost $4,030,499,069) 3,967,546,724
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
400,000 Brookfield Property Partners LP 5,712,000
629,610 Brookfield Property Partners LP 8,373,813
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,085,813
UTILITIES - 0.2%
454,177 Brookfield Infrastructure Partners LP 7,607,465
276,951 Brookfield Renewable Partners LP 5,054,356
TOTAL UTILITIES 12,661,821
TOTAL PREFERRED STOCKS
(Cost $44,018,450) 26,747,634
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 11.1%
ASSET BACKED - 3.8%
1,924,800 (d) Air Canada Pass Through Trust, Series 2017 1 3.550 01/15/30 1,842,357
1,250,000 (c),(d) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 5.965 10/15/35 52,461
7,526 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .129 07/25/36 7,493
1,447,025 (c),(d) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4.847 04/07/52 145
5,880,000 (d) Centersquare Issuer LLC, Series 2025 1A 5.500 03/26/55 5,766,077
2,125,000 (d) Centersquare Issuer LLC, Series 2025 3A 5.000 08/25/55 2,049,634
5,930,024 Delta Air Lines Pass Through Trust, Series 2015 1 3.625 07/30/27 5,861,381
5,167,727 Delta Air Lines Pass Through Trust, Series 2020 1 2.000 06/10/28 4,935,472
11,623,421 Delta Air Lines Pass Through Trust, Series 2020 1 2.500 06/10/28 11,192,697
4,244,580 (d) EnFin Residential Solar Receivables Trust, Series 2024 2A 5.980 09/20/55 4,071,512
11,875,000 (d) Frontier Issuer LLC, Series 2023 1 6.600 08/20/53 11,983,799
5,750,000 (d) Frontier Issuer LLC, Series 2023 1 8.300 08/20/53 5,849,596
8,130,000 (d) Frontier Issuer LLC, Series 2024 1 6.190 06/20/54 8,382,226
1,500,000 (d) Frontier Issuer LLC, Series 2024 1 11.160 06/20/54 1,671,943
2,597,977 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2.100 05/20/48 2,112,326
2,763,154 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1.930 07/20/48 2,269,878
10,099,729 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2.310 10/20/48 8,401,638
4,183,091 (d) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2.560 10/20/48 2,939,384
3,478,535 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2.700 01/20/49 3,062,173

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 2,907,728 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2.940% 01/20/49 $ 1,831,647
11,897,471 (d) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4.950 07/20/49 10,822,342
3,250,000 (d) Grace Trust, Series 2020 GRCE 2.347 12/10/40 2,919,783
6,500,000 (d) GSCG Trust, Series 2019 600C 2.936 09/06/34 5,459,945
361,151 (d) HERO Funding Trust, Series 2015 1A 3.840 09/21/40 347,713
91,855 (d) HERO Funding Trust, Series 2014 2A 3.990 09/21/40 86,474
442,218 (d) HERO Funding Trust, Series 2016 2A 3.750 09/20/41 424,815
360,423 (d) HERO Funding Trust, Series 2016 1A 4.050 09/20/41 350,494
901,938 (d) HERO Funding Trust, Series 2016 3A 3.080 09/20/42 845,454
813,737 (d) HERO Funding Trust, Series 2016 3A 3.910 09/20/42 781,561
864,127 (d) HERO Funding Trust, Series 2016 4A 3.570 09/20/47 817,303
911,193 (d) HERO Funding Trust, Series 2017 1A 3.710 09/20/47 850,380
128,019 (d) HERO Funding Trust, Series 2016 4A 4.290 09/20/47 124,066
1,479,978 (d) HERO Funding Trust, Series 2017 3A 3.190 09/20/48 1,357,112
1,384,908 (d) HERO Funding Trust, Series 2017 3A 3.950 09/20/48 1,300,490
562,564 (d) HERO Funding Trust, Series 2017 2A 4.070 09/20/48 534,972
2,014,411 (d) HERO Funding Trust, Series 2018 1A 4.670 09/20/48 1,957,727
1,587,613 (d) HERO Funding Trust, Series 2020 1A 2.590 09/20/57 1,377,691
7,375,000 (d) Hertz Vehicle Financing III LLC, Series 2023 2A 5.570 09/25/29 7,594,214
10,350 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3.986 06/25/33 10,231
2,851,090 (d) Loanpal Solar Loan Ltd, Series 2020 2GF 2.750 07/20/47 2,428,816
1,437,403 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2.290 01/20/48 1,212,396
1,947,638 (d) Loanpal Solar Loan Ltd, Series 2021 1GS 2.840 01/20/48 1,352,466
4,419,226 (d) Loanpal Solar Loan Ltd, Series 2021 2GS 2.220 03/20/48 3,596,127
974,809 (d) Mosaic Solar Loan Trust, Series 2020 1A 2.100 04/20/46 863,263
1,238,487 (d) Mosaic Solar Loan Trust, Series 2020 1A 3.100 04/20/46 1,081,588
756,412 (d) Mosaic Solar Loan Trust, Series 2025 1A 6.120 08/22/50 757,812
1,680,915 (d) Mosaic Solar Loan Trust, Series 2025 1A 7.120 08/22/50 1,679,807
3,907,628 (d) Mosaic Solar Loan Trust, Series 2021 3A 1.920 06/20/52 2,981,647
3,330,074 (d) Mosaic Solar Loan Trust, Series 2022 3A 6.100 06/20/53 3,274,633
1,229,282 (d) Mosaic Solar Loans LLC, Series 2017 2A 3.820 06/22/43 1,162,456
2,508,085 (d) Mosaic Solar Loans LLC, Series 2021 2A 1.640 04/22/47 2,093,522
3,075,000 (c),(d) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X 5.493 10/15/40 3,090,004
700,000 (d) Progress Residential Trust, Series 2021 SFR9 2.711 11/17/40 657,416
1,287,090 PSNH Funding LLC, Series 2018 1 3.506 08/01/28 1,285,216
527,936 (d) Renew, Series 2017 1A 3.670 09/20/52 491,594
1,363,539 (d) Renew, Series 2018 1 3.950 09/20/53 1,282,322
2,854,506 (d) Renew, Series 2021 1 2.060 11/20/56 2,306,294
6,679,409 SCE Recovery Funding LLC, Series 2021 A-1 0.861 11/15/31 6,037,984
119,455 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4.746 09/25/34 115,210
5,666,852 (d) Sunnova Helios VII Issuer LLC, Series 2021 C 2.030 10/20/48 4,821,052
3,232,886 (d) Sunnova Helios VIII Issuer LLC, Series 2022 A 2.790 02/22/49 2,722,665
2,285,647 (d) Sunnova Helios XI Issuer LLC, Series 2023 A 5.300 05/20/50 2,093,165
2,112,133 (d) Sunnova Helios XII Issuer LLC, Series 2023 B 5.600 08/22/50 1,678,078
3,713,806 (d) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5.750 12/20/50 3,715,087
1,291,332 (d) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5.630 07/20/51 1,282,820
4,359,004 (d) Sunrun Athena Issuer LLC, Series 2018 1 5.310 04/30/49 4,241,449
5,826,202 (d) Sunrun Atlas Issuer LLC, Series 2019 2 3.610 02/01/55 5,616,723
9,679,030 (d) Sunrun Callisto Issuer LLC, Series 2019 1A 3.980 06/30/54 9,239,230
4,808,170 (d) Sunrun Callisto Issuer LLC, Series 2021 2A 2.270 01/30/57 4,383,531
4,853,538 (d) Sunrun Julius Issuer LLC, Series 2023 2A 6.600 01/30/59 4,913,182
6,428,639 (d) Sunrun Jupiter Issuer LLC, Series 2022 1A 4.750 07/30/57 6,220,353
910,296 (d) Sunrun Neptune Issuer LLC, Series 2024 1A 6.270 02/01/55 899,886
7,906,826 (d) Sunrun Vulcan Issuer LLC, Series 2021 1A 2.460 01/30/52 7,268,456
8,250,000 (d) Switch ABS Issuer LLC, Series 2025 1A 5.036 03/25/55 8,109,765
332,060 (d) Tesla Auto Lease Trust, Series 2024 B 4.790 01/20/27 332,297
796,959 (d) Tesla Auto Lease Trust, Series 2023 B 6.220 03/22/27 797,689
2,847,703 (d) Tesla Auto Lease Trust, Series 2024 A 5.300 06/21/27 2,856,949
10,265,000 (d) Tesla Auto Lease Trust, Series 2024 B 4.820 10/20/27 10,306,927
10,012,000 (d) Tesla Auto Lease Trust, Series 2024 B 4.880 06/20/28 10,085,507
5,402,911 (d) Tesla Electric Vehicle Trust, Series 2023 1 5.380 06/20/28 5,443,589
1,200,000 (d) Tesla Electric Vehicle Trust, Series 2023 1 5.380 02/20/29 1,221,110

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 4,099,683 (d) Trinity Rail Leasing L.P., Series 2025 1A 5.090% 10/19/55 $ 4,075,685
4,610,606 (d) Vivint Colar Financing V LLC, Series 2018 1A 4.730 04/30/48 4,441,695
3,128,533 (d) Vivint Colar Financing V LLC, Series 2018 1A 7.370 04/30/48 3,057,374
3,860,101 (d) Vivint Solar Financing VII LLC, Series 2020 1A 2.210 07/31/51 3,607,558
TOTAL ASSET BACKED 273,429,001
OTHER MORTGAGE BACKED - 7.3%
1,085,000 (c),(d) 20 Times Square Trust, Series 2018 20TS 3.100 05/15/35 1,026,885
8,000,000 (d) 225 Liberty Street Trust, Series 2016 225L 3.597 02/10/36 7,842,551
8,895 (c),(d) Agate Bay Mortgage Trust, Series 2015 6 3.500 09/25/45 8,275
1,500,000 (c),(d) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6.115 04/15/34 1,303,623
1,665,000 (c),(d) Angel Oak Mortgage Trust, Series 2025 13 5.738 10/25/70 1,677,692
4,000,000 (d) BANK, Series 2019 BN21 2.500 10/17/52 3,003,083
6,500,000 (c) BANK, Series 2019 BN21 3.517 10/17/52 5,657,347
2,500,000 (c) BANK, Series 2020 BN30 2.918 12/15/53 1,886,149
8,000,000 (c) BANK, Series 2019 BN22 3.455 11/15/62 7,174,310
3,000,000 (c),(d) BBCMS Mortgage Trust, Series 2020 C6 3.688 02/15/53 2,426,176
4,320,000 (d) BBCMS Trust, Series 2015 SRCH 4.197 08/10/35 4,255,360
3,250,000 (d) BBCMS Trust, Series 2015 SRCH 4.798 08/10/35 3,129,469
1,316,000 (c),(d) BBCMS Trust, Series 2015 SRCH 4.957 08/10/35 1,252,653
5,500,000 (c),(d) Benchmark Mortgage Trust, Series 2019 B10 3.899 03/15/62 4,268,565
5,200,000 (d) BMO 360A, Series 2022 C1 3.776 02/17/55 4,693,702
3,500,000 (c),(d) BMO 360C, Series 2022 C1 3.939 02/17/55 2,782,211
6,965,000 (c),(d) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2 5.062 10/15/38 6,962,516
4,250,000 (c),(d) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5.240 01/17/39 4,249,069
10,000,000 (c),(d) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5.590 01/17/39 9,995,717
2,901,500 (c),(d) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005 5.648 06/25/34 2,668,781
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2 3.879 11/10/49 1,636,561
11,527,500 (d) Century Plaza Towers, Series 2019 CPT 2.865 11/13/39 10,712,840
1,000,000 (c),(d) Century Plaza Towers, Series 2019 CPT 2.997 11/13/39 921,015
2,500,000 (c),(d) Century Plaza Towers, Series 2019 CPT 2.997 11/13/39 2,263,021
1,750,000 (c),(d) Century Plaza Towers, Series 2019 CPT 2.997 11/13/39 1,466,258
15,025,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 0.300 04/15/42 135,909
3,800,000 (c),(d) CHI Commercial Mortgage Trust, Series 2025 SFT 5.482 04/15/42 3,899,039
924,180 (c),(d) CIM Trust, Series 2021 J2 2.671 04/25/51 767,797
2,606,879 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3.758 04/10/48 2,524,462
2,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC43 3.300 11/10/52 1,862,027
5,000,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3.018 08/10/56 4,632,737
4,375,000 (d) COMM Mortgage Trust, Series 2022 HC 3.376 01/10/39 4,145,190
3,600,000 (d) COMM Mortgage Trust, Series 2025 167G 5.503 08/10/40 3,616,952
3,500,000 (c),(d) COMM Mortgage Trust, Series 2015 CR22 3.699 03/10/48 2,811,293
142,329 (c) COMM Mortgage Trust, Series 2015 CR23 4.188 05/10/48 138,522
1,000,000 COMM Mortgage Trust, Series 2019 GC44 3.263 08/15/57 936,583
4,000,000 (c),(d) Commercial Mortgage Pass Through Certificates, Series 2022 HC 4.084 01/10/39 3,770,522
18,859,884 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03 7 .856 03/25/42 19,379,621
4,435,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6.874 04/25/42 4,534,759
13,780,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 14,286,837
8,035,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8.624 09/25/42 8,524,915
21,175,000 (c),(d) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 22,138,452
3,600,000 (c),(d) CSAIL Commercial Mortgage Trust, Series 2017 C8 3.677 06/15/37 3,211,493
1,600,000 (c),(d) CSMC, Series 2019 NQM1 3.388 10/25/59 1,554,903
5,000,000 (c),(d) CSMC Trust, Series 2017 CALI 3.728 11/10/32 3,300,100
102,725,000 (c),(d) DOLP Trust, Series 2021 NYC 0.665 05/10/41 2,838,415
3,065,000 (c),(d) EFMT, Series 2023 1 6.687 02/25/68 3,073,785
297,155 (c),(d) Flagstar Mortgage Trust, Series 2017 2 3.969 10/25/47 273,674
1,990,755 (c),(d) Flagstar Mortgage Trust, Series 2018 2 4.000 04/25/48 1,845,106
6,502 (c),(d) Flagstar Mortgage Trust, Series 2018 5 4.000 09/25/48 6,127
781,598 (c),(d) Flagstar Mortgage Trust, Series 2019 2 3.999 12/25/49 713,619
1,064,585 (c),(d) Flagstar Mortgage Trust, Series 2021 2 2.500 04/25/51 882,775
3,307,535 (c),(d) Flagstar Mortgage Trust, Series 2021 4 2.500 06/01/51 2,742,468
1,917,443 (c),(d) Flagstar Mortgage Trust, Series 2021 7 2.923 08/25/51 1,590,971
2,100,380 (c),(d) Flagstar Mortgage Trust, Series 2021 12 2.962 11/25/51 1,717,492
7,700,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009 1.878 01/25/31 6,977,137

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,345,077 Freddie Mac Multiclass Certificates Series, Series 2021 P011 1.204% 09/25/31 $ 1,254,033
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013 2.760 02/25/32 6,750,210
14,000,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016 4.615 09/25/33 14,151,833
7,906,456 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1.877 07/25/37 6,469,539
37,884,938 Freddie Mac Multifamily ML Certificates, Series 2021 ML08 1.746 11/25/37 3,878,660
8,767,105 Freddie Mac Multifamily ML Certificates, Series 2021 ML12 2.340 07/25/41 7,223,973
3,060,846 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002 3.871 07/25/33 2,951,822
3,495,757 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 1.555 01/25/36 2,937,751
4,244,979 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014 2.298 10/25/55 3,028,959
9,539,326 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068 3.150 10/15/36 8,543,044
1,675,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069 4.013 04/15/37 1,638,636
5,760,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061 1.761 09/15/38 4,778,438
3,110,000 (c),(d) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7.702 11/25/43 3,257,124
48,149 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4.000 11/25/49 45,378
341,665 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3.000 01/25/51 296,977
16,458,100 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0.253 03/27/51 212,874
555,178 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 482,765
1,355,530 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2.500 05/25/51 1,135,291
4,064,770 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2.500 10/25/51 3,370,082
4,058,584 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3.000 06/25/52 3,521,157
1,730,768 (c),(d) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4 3.000 09/25/52 1,504,478
442,167 (c),(d) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3.613 05/25/50 395,213
1,963,042 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 GR1 2.500 11/25/51 1,627,793
7,961,379 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.500 01/25/52 6,601,734
3,575,831 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2.500 01/25/52 2,965,418
1,843,067 (c),(d) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2.721 01/25/52 1,510,247
3,864,110 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3.000 10/25/52 3,352,434
2,456,847 (c),(d) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3.000 01/25/53 2,132,682
4,028,865 (c),(d) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3.500 02/25/53 3,636,715
779,457 (c),(d) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6.000 09/25/55 790,583
2,000,000 (d) Hudson Yards Mortgage Trust, Series 2016 10HY 2.835 08/10/38 1,979,312
2,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 2.977 08/10/38 2,471,052
5,000,000 (c),(d) Hudson Yards Mortgage Trust, Series 2016 10HY 2.977 08/10/38 4,937,825
10,250,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 30HY 3.443 07/10/39 9,513,084
5,545,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 2.943 12/10/41 5,231,129
1,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 2.943 12/10/41 1,352,502
4,500,000 (c),(d) Hudson Yards Mortgage Trust, Series 2019 55HY 2.943 12/10/41 3,958,828
440,000 (c),(d) Imperial Fund Mortgage Trust, Series 2020 NQM1 3.531 10/25/55 412,484
2,135,000 (c),(d) Imperial Fund Mortgage Trust, Series 2022 NQM6 7.100 10/25/67 2,129,194
1,093,715 (c),(d) J.P. Morgan Mortgage Trust, Series 2022 5 2.953 09/25/52 888,073
3,500,000 (d) Jackson Park Trust, Series 2019 LIC 2.766 10/14/39 3,251,585
105,560 (c),(d) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 3.983 01/15/46 101,964
617,861 (c),(d) JP Morgan Mortgage Trust, (SOFR - 0.000%), Series 2015 1 5.502 12/25/44 610,085
9,757 (c),(d) JP Morgan Mortgage Trust, Series 2015 3 3.500 05/25/45 9,120
155,899 (c),(d) JP Morgan Mortgage Trust, Series 2015 6 3.500 10/25/45 144,552
681,984 (c),(d) JP Morgan Mortgage Trust, Series 2018 3 3.500 09/25/48 615,713
985,922 (c),(d) JP Morgan Mortgage Trust, Series 2018 5 3.500 10/25/48 889,035
938,131 (c),(d) JP Morgan Mortgage Trust, Series 2017 5 4.746 10/26/48 940,961
800,047 (c),(d) JP Morgan Mortgage Trust, Series 2017 4 3.874 11/25/48 708,682
59,929 (c),(d) JP Morgan Mortgage Trust, Series 2018 9 4.000 02/25/49 56,177
66,563 (c),(d) JP Morgan Mortgage Trust, Series 2019 1 4.000 05/25/49 62,464
775,846 (c),(d) JP Morgan Mortgage Trust, Series 2020 1 3.819 06/25/50 706,155
14,044,188 (c),(d) JP Morgan Mortgage Trust, Series 2021 3 0.133 07/25/51 103,267
9,841,177 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 0.129 08/25/51 70,585
2,113,304 (c),(d) JP Morgan Mortgage Trust, Series 2021 4 2.879 08/25/51 1,734,498
19,156,923 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 0.131 10/25/51 141,179
2,485,748 (c),(d) JP Morgan Mortgage Trust, Series 2021 6 2.500 10/25/51 2,063,434
891,827 (c),(d) JP Morgan Mortgage Trust, Series 2021 10 2.500 12/25/51 739,521
826,194 (c),(d) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 686,746
2,764,034 (c),(d) JP Morgan Mortgage Trust, Series 2021 13 3.135 04/25/52 2,261,225
1,393,718 (c),(d) JP Morgan Mortgage Trust, Series 2021 14 2.500 05/25/52 1,155,699
1,670,163 (c),(d) JP Morgan Mortgage Trust, Series 2021 LTV2 2.927 05/25/52 1,453,629

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 1,641,292 (c),(d) JP Morgan Mortgage Trust, Series 2022 2 3.000% 08/25/52 $ 1,425,063
4,602,794 (c),(d) JP Morgan Mortgage Trust, Series 2022 LTV2 3.500 09/25/52 4,148,980
2,518,344 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 3.000 12/25/52 2,182,766
995,494 (c),(d) JP Morgan Mortgage Trust, Series 2022 7 4.000 12/25/52 920,713
13,891,751 (c),(d) JP Morgan Mortgage Trust Series, Series 2024 3 3.000 05/25/54 12,052,240
2,400,000 (c) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.536 09/15/47 2,313,309
310,366 (d) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP 3.575 02/15/36 302,557
1,110,000 (c),(d) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5.450 10/15/40 1,113,323
2,350,000 (c),(d) Manhattan West Mortgage Trust, Series 2020 1MW 2.335 09/10/39 2,234,610
2,250,000 (c),(d) MFT Mortgage Trust, Series 2020 B6 3.283 08/10/40 1,642,181
869,643 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2.500 07/25/51 784,389
4,817,660 (c),(d) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4.000 02/25/53 4,461,653
1,500,000 (c),(d) MSDB Trust, Series 2017 712F 3.316 07/11/39 1,451,193
4,250,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6.430 07/15/36 3,675,499
4,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8.080 07/15/36 2,790,836
13,794 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4.326 02/25/36 13,786
9,135,000 (c),(d) NYC Commercial Mortgage Trust, Series 2025 300P 4.879 07/13/42 9,180,860
1,375,000 (c),(d) NYC Commercial Mortgage Trust, Series 2025 300P 6.161 07/13/42 1,391,145
3,994,427 (c),(d) OBX Trust, Series 2021 J2 2.500 07/25/51 3,312,259
950,999 (c),(d) OBX Trust, Series 2022 J2 3.409 08/25/52 819,590
1,102,794 (c),(d) Oceanview Mortgage Trust, Series 2021 1 2.500 05/25/51 914,459
1,174,335 (c),(d) Oceanview Mortgage Trust, Series 2022 1 4.500 11/25/52 1,131,493
16,670,000 (d) One Bryant Park Trust, Series 2019 OBP 2.516 09/15/54 15,487,320
2,008,731 (d) One Market Plaza Trust, Series 2017 1MKT 3.614 02/10/32 1,920,813
1,891,772 (c),(d) RCKT Mortgage Trust, Series 2021 3 2 .774 07/25/51 1,515,543
3,809,882 (c),(d) RCKT Mortgage Trust, Series 2021 4 2.500 09/25/51 3,159,231
4,690,886 (c),(d) RCKT Mortgage Trust, Series 2021 5 2.920 11/25/51 3,797,473
3,729,229 (c),(d) RCKT Mortgage Trust, Series 2022 4 3.500 06/25/52 3,366,197
143,202 (c),(d) Sequoia Mortgage Trust, Series 2015 2 3.500 05/25/45 133,008
40,025 (c),(d) Sequoia Mortgage Trust, Series 2016 1 3.500 06/25/46 36,911
173,932 (c),(d) Sequoia Mortgage Trust, Series 2017 6 3.725 09/25/47 166,674
9,952 (c),(d) Sequoia Mortgage Trust, Series 2018 3 3.500 03/25/48 9,083
12,538 (c),(d) Sequoia Mortgage Trust, Series 2018 7 4.000 09/25/48 11,933
1,481,015 (c),(d) Sequoia Mortgage Trust, Series 2020 3 3.000 04/25/50 1,288,116
921,453 (c),(d) Sequoia Mortgage Trust, Series 2021 1 2.657 03/25/51 771,644
2,406,252 (c),(d) Sequoia Mortgage Trust, Series 2023 1 5.000 01/25/53 2,342,107
10,000,000 (d) SLG Office Trust, Series 2021 OVA 2.585 07/15/41 8,951,289
5,375,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5.122 11/15/36 5,363,528
2,000,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5.521 11/15/36 1,995,896
2,050,000 (c),(d) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 5.820 11/15/36 2,044,666
4,000,000 (d) SUMIT Mortgage Trust, Series 2022 BVUE 2.789 02/12/41 3,635,757
2,394,078 (c),(d) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 2,119,729
3,000,000 (c),(d) VNDO Trust, Series 2016 350P 3.903 01/10/35 2,980,709
1,345,000 (c),(d) WB Commercial Mortgage Trust, Series 2024 HQ 5.937 03/15/40 1,344,216
1,000,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6.258 12/15/34 935,454
5,500,000 (d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6.011 06/10/37 5,718,391
2,450,000 (c),(d) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6.323 06/10/37 2,533,034
8,500,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5.293 08/15/42 8,521,044
1,700,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M 5.592 08/15/42 1,701,089
1,175,000 (c),(d) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2025 609M 6.091 08/15/42 1,176,277
61,290 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4.000 04/25/49 58,261
573,582 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3.000 07/25/50 500,851
4,924,950 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2.500 06/25/51 4,090,013
1,265,495 (c),(d) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2.500 12/25/51 1,047,795
118,754 (c),(d) WinWater Mortgage Loan Trust, Series 2014 1 3.929 06/20/44 102,516
TOTAL OTHER MORTGAGE BACKED 521,012,585
TOTAL STRUCTURED ASSETS
(Cost $846,515,471) 794,441,586
TOTAL LONG-TERM INVESTMENTS
(Cost $7,289,991,165) 7,093,609,981

Core Impact Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
10,946,947 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(j) $ 10,946,947
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,946,947) 10,946,947
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
$ 47,141,000 (k) Fixed Income Clearing Corporation 3.810 01/02/26 47,141,000
TOTAL REPURCHASE AGREEMENT 47,141,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $47,141,000) 47,141,000
TOTAL INVESTMENTS - 99.6%
(Cost $7,348,079,112) 7,151,697,928
OTHER ASSETS & LIABILITIES, NET - 0.4% 28,093,281
NET ASSETS - 100.0% $ 7,179,791,209
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Interbank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,724,132,284 or 24.1% of Total
Investments.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.4% of Total Investments.
(g) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,352,048.
(h) All or a portion of this security is owned by Nuveen Core Impact Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $47,150,978 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $48,083,870.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 19,989,149 EUR 17,033,826 Citibank N.A. 01/08/26 $ (36,635)
$ 3,059,579 CAD 4,248,819 Morgan Stanley Capital Services 01/08/26 (37,149)
$ 3,396,340 GBP 2,536,364 Morgan Stanley Capital Services 01/08/26 (22,528)
Total  $ (96,312)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (96,312)
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $27,540,873 $45 $27,540,918
Corporate bonds — 2,254,506,605 22,826,514 2,277,333,119
Government bonds — 3,962,591,841 4,954,883 3,967,546,724
Preferred stocks 26,747,634 — — 26,747,634
Structured assets — 794,441,586 — 794,441,586
Investments purchased with collateral from securities lending 10,946,947 — — 10,946,947
Short-Term Investments
:
Repurchase agreement — 47,141,000 — 47,141,000
Investments in Derivatives
:
Forward foreign currency contracts* — (96,312) — (96,312)
Total $37,694,581 $7,086,125,593 $27,781,442 $7,151,601,616
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Core Plus Bond
Portfolio of Investments December 31, 2025

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
BANK LOAN OBLIGATIONS - 3.7%
CAPITAL GOODS - 0.3%
$ 50,769 (a) Air Comm Corporation, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 0 .000% 12/11/31 $ 51,020
1,044,076 (a) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6 .506 12/11/31 1,049,223
434,340 (a) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .466 09/08/32 435,743
1,239,500 (a),(b) Conair Holdings, LLC, Term Loan B, (TBD) TBD TBD 652,287
990,000 (a) Construction Partners Inc, Term Loan B, (TSFR1M + 2.500%) 6 .216 11/03/31 998,662
892,791 (a) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .227 09/26/31 900,232
330,652 (a) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .966 04/14/31 331,978
687,556 (a) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .716 04/30/32 690,801
356,093 (a) Resideo Funding Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .734 02/01/28 357,541
985,000 (a) Titan Acquisition Limited, Term Loan B, (TSFR1M + TSFR3M + 3.750%) 7 .528 02/15/29 993,688
1,612,037 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .216 02/28/31 1,619,912
1,979,962 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .966 03/22/30 1,987,922
1,406,000 (a) Zekelman Industries, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .981 01/24/31 1,414,569
TOTAL CAPITAL GOODS 11,483,578
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
284,347 (a) AlixPartners, LLP, Term Loan, (TSFR1M + 2.000%) 5 .716 08/12/32 285,165
256,641 (a) CHG Healthcare Services Inc., Term Loan B1, (TSFR3M + 2.750%) 6 .715 09/29/28 258,115
1,403,858 (a) Corporation Service Company, Term Loan B, (TSFR1M + 2.000%) 5 .716 11/05/29 1,405,907
1,935,503 (a) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR1M + 2.750%) 6 .466 10/31/31 1,918,761
1,621,446 (a) Prime Security Services Borrower, LLC, First Lien Term Loan B, (TSFR6M + 2.000%) 6 .129 10/15/30 1,625,856
429,308 (a) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .984 11/30/28 430,534
3,000,000 (a),(b) United States, (TBD) TBD TBD 2,994,660
211,690 (a) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .090 04/12/27 68,402
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,987,400
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,377,003 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6 .120 10/16/31 2,393,345
1,669,546 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .090 11/08/32 1,675,373
3,480,089 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .269 04/23/31 3,489,068
3,761,221 (a) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M + 2.500%) 6 .216 01/30/31 3,769,458
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,327,244
CONSUMER DURABLES & APPAREL - 0.1%
2,468,686 (a) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M + TSFR3M + 3.000%) 6 .863 07/31/28 2,476,907
212,500 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 5 .922 02/20/29 214,174
221,251 (a) SRAM, LLC , Term Loan B, (TSFR1M + TSFR6M + 2.250%) 5 .957 02/27/32 221,804
TOTAL CONSUMER DURABLES & APPAREL 2,912,885
CONSUMER SERVICES - 0.3%
2,339,223 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .466 09/23/30 2,345,071
314,703 (a) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .216 08/17/28 316,277
1,283,625 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .966 02/06/30 1,276,886
645,055 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .466 01/31/31 637,705
645,050 (a) Element Materials Technology Group US Holdings Inc., Term Loan, (TSFR3M + 3.675%) 7 .347 06/25/29 651,500
1,788,404 (a) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .966 01/29/29 1,790,032
2,131,500 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .422 11/29/30 2,132,384
468,124 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .216 12/16/30 469,744
712,202 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .599 03/15/28 715,984
492,890 (a) Light and Wonder International, Inc., Term Loan B2, (TSFR1M + 2.250%) 5 .986 04/16/29 495,510
1,313,466 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .172 11/30/29 1,168,171
299,633 (a) PENN Entertainment, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .216 05/03/29 301,749
460,939 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .022 03/06/28 357,804
TOTAL CONSUMER SERVICES 12,658,817
ENERGY - 0.0%
1,231,250 (a) Canister International Group Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .716 03/22/29 1,236,637
79,703 (c) Cloud Peak Energy Resources LLC 12 .000 05/03/27 79,703

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 727,517 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 5 .977% 10/05/28 $ 733,679
TOTAL ENERGY 2,050,019
FINANCIAL SERVICES - 0.1%
2,789,650 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .466 06/24/31 2,798,088
TOTAL FINANCIAL SERVICES 2,798,088
FOOD, BEVERAGE & TOBACCO - 0.1%
585,801 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .434 11/26/27 577,120
1,161,210 (a) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M + 3.500%) 7 .221 12/23/30 1,169,345
59,905 (a) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M + 7.000%), (cash 10.822%,
PIK 7.000%)
10 .822 09/30/30 24,561
15,032 (a) City Brewing Company, LLC, PIK Super Priority Term Loan, (TSFR3M + 7.000%), (cash
10.822%, PIK 7.000%)
10 .822 09/30/30 12,928
570,191 (a) Froneri Lux Finco Sarl, Term Loan B4, (TSFR6M + 2.250%) 6 .447 09/30/31 570,610
1,777,176 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR1M + 2.250%) 5 .922 03/31/28 1,784,294
182,555 (a) UTZ Quality Foods, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .172 01/29/32 183,543
TOTAL FOOD, BEVERAGE & TOBACCO 4,322,401
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,923,419 (a) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 7 .966 01/15/31 3,969,519
448,505 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .384 09/20/32 451,835
1,936,287 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .072 01/08/29 1,948,902
1,008,424 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5 .466 10/23/28 1,012,553
703,655 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .716 12/03/31 703,655
2,413,898 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .216 12/19/30 2,426,185
709,458 (a) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%) 6 .966 11/26/31 705,024
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,217,673
INSURANCE - 0.6%
207,464 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .716 11/06/30 207,561
3,960,075 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .216 09/19/31 3,973,480
425,000 (a) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .081 02/03/28 424,271
541,931 (a) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7 .966 09/19/30 542,397
4,912,310 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .466 06/16/31 4,934,195
3,222,396 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .120 06/20/30 3,242,745
1,195,771 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .716 09/15/31 1,199,389
4,925,343 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .216 07/31/31 4,946,399
919,355 (a) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M + 2.750%) 6 .422 05/06/31 922,039
3,935,200 (a) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .922 09/27/30 3,946,947
1,940,598 (a) USI, Inc., Term Loan D, (TSFR1M + 2.250%) 5 .922 11/23/29 1,947,176
TOTAL INSURANCE 26,286,599
MATERIALS - 0.3%
632,140 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .566 09/07/27 635,224
4,339,119 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .891 04/13/29 4,347,623
195,041 (a) H.B. Fuller Company, Term Loan B, (TSFR1M + 1.750%) 5 .581 02/15/30 195,894
734,674 (a) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M + 4.250%) 8 .066 03/29/29 521,619
3,215,700 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 7 .966 10/07/31 2,168,588
269,677 (a) Klockner-Pentaplast of America, Inc., PIK DIP New Money Term Loan, (TSFR1M + 6.000%) 0 .000 08/05/26 242,374
811,717 (a),(b) Klockner-Pentaplast of America, Inc., PIK DIP Roll-Up Term Loan, (TBD) TBD TBD 729,534
440,783 (a),(d) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M + 4.725%) 9 .019 02/09/26 66,118
1,852,250 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .966 03/03/31 1,798,313
130,769 (a) USALCO, LLC, Delayed Draw Term Loan, (N/A + 1.000%) 0 .000 09/30/31 131,464
1,256,570 (a) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .216 09/30/31 1,263,249
TOTAL MATERIALS 12,100,000
MEDIA & ENTERTAINMENT - 0.0%
471,205 (a) Altice Financing SA, Term Loan, (TSFR3M + 5.000%) 8 .905 10/29/27 349,870
709,373 (a) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 9 .048 10/31/28 702,503
31,417 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .102 08/02/27 31,515
TOTAL MEDIA & ENTERTAINMENT 1,083,888
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
566,896 (a) Elanco Animal Health Incorporated, Term Loan B, (TSFR1M + 1.750%) 5 .623 10/29/32 568,608
2,110,876 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .966 05/05/28 2,122,454
2,527,710 (a) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .966 05/19/31 2,441,768
3,263,804 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 3 .720 12/12/31 3,278,769

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 205,732 (a) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .716% 04/20/29 $ 207,018
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,618,617
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
280,051 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .216 01/31/30 283,203
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 283,203
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
3,482,522 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .445 11/13/31 3,492,760
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,492,760
SOFTWARE & SERVICES - 0.7%
105,241 (a) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.216%, PIK 7.500%) 11 .216 08/01/28 94,830
2,661,642 (a) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 6 .716 11/25/31 2,670,785
4,771,890 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .672 01/31/31 4,785,323
2,936,592 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .822 07/30/31 2,932,408
3,184,039 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .623 05/01/31 3,067,296
1,162,847 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6 .466 10/09/29 1,170,841
2,209,066 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .216 05/30/31 2,218,786
3,066,823 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .466 09/12/29 3,075,134
2,962,500 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 6 .966 06/17/31 2,975,846
2,660,190 (a) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .466 01/31/30 2,665,524
64,559 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .115 05/15/28 65,862
309,779 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .615 05/15/28 115,822
454,813 (a) RealPage, Inc, First Lien Term Loan, (TSFR3M + 3.000%) 6 .934 04/24/28 454,988
1,280,500 (a) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .572 10/03/31 1,277,299
1,602,037 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .338 02/10/31 1,605,569
2,456,250 (a) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .466 09/28/29 2,435,789
TOTAL SOFTWARE & SERVICES 31,612,102
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,536,882 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .466 12/17/29 2,544,949
3,955,038 (a) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6 .512 11/30/29 3,941,155
144,893 (a) Ingram Micro Inc., Term Loan, (TSFR1M + 2.250%) 5 .982 09/22/31 145,890
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,631,994
TELECOMMUNICATION SERVICES - 0.0%
190,064 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6 .750 11/30/27 190,420
1,296,075 (a) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3 .665 03/11/30 1,233,631
TOTAL TELECOMMUNICATION SERVICES 1,424,051
TRANSPORTATION - 0.1%
1,753,763 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5 .716 03/21/31 1,767,468
485,063 (a) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .134 04/20/28 486,821
320,279 (a) XPO Logistics, Inc., Term Loan (2028), (TSFR1M + 1.750%) 5 .466 05/24/28 322,681
TOTAL TRANSPORTATION 2,576,970
UTILITIES - 0.1%
1,620,000 (a) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7 .093 10/28/31 1,637,504
2,470,347 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .353 05/17/30 2,483,476
TOTAL UTILITIES 4,120,980
TOTAL BANK LOAN OBLIGATIONS
(Cost $167,791,649) 165,989,269
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
1,538 (c),(e) Cloud Peak Energy, Inc 15
TOTAL ENERGY 15
TELECOMMUNICATION SERVICES - 0.0%
4,170 (e) EJF SIDECAR FUND, SERIES LLC 73,440
TOTAL TELECOMMUNICATION SERVICES 73,440
TRANSPORTATION - 0.0%
473 (e) MLN US Holdco LLC 5
TOTAL TRANSPORTATION 5
TOTAL COMMON STOCKS
(Cost $71,053) 73,460

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 35.5%
AUTOMOBILES & COMPONENTS - 0.7%
$ 350,000 (f) Clarios Global LP 6 .750% 02/15/30 $ 365,333
575,000 Dana, Inc 5 .375 11/15/27 574,053
350,000 Dana, Inc 5 .625 06/15/28 349,455
325,000 Dana, Inc 4 .250 09/01/30 314,680
2,000,000 (f) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 2,068,753
3,500,000 General Motors Financial Co, Inc 4 .900 10/06/29 3,555,454
2,825,000 General Motors Financial Co, Inc 5 .850 04/06/30 2,967,678
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,897,630
3,750,000 General Motors Financial Co, Inc 5 .600 06/18/31 3,908,052
2,000,000 (g) General Motors Financial Co, Inc 5 .750 N/A 1,975,106
5,000,000 (h) Goodyear Tire & Rubber Co 5 .250 04/30/31 4,800,371
775,000 (f) Nemak SAB de C.V. 3 .625 06/28/31 672,070
1,360,000 (f) Phinia, Inc 6 .625 10/15/32 1,408,205
750,000 (f) ZF North America Capital, Inc 6 .875 04/14/28 765,304
3,665,000 (f) ZF North America Capital, Inc 6 .750 04/23/30 3,621,649
505,000 (f) ZF North America Capital, Inc 7 .500 03/24/31 510,432
TOTAL AUTOMOBILES & COMPONENTS 30,754,225
BANKS - 7.5%
1,500,000 (f) Akbank T.A.S. 6 .800 06/22/31 1,507,019
1,500,000 (f) Akbank TAS 7 .498 01/20/30 1,586,643
4,000,000 (g),(i) Banco Bilbao Vizcaya Argentaria S.A. 9 .375 N/A 4,463,992
1,500,000 (f) Banco Bradesco S.A. 6 .500 01/22/30 1,577,880
700,000 (f),(g),(i) Banco de Credito e Inversiones S.A. 8 .750 N/A 756,630
1,800,000 (f),(g),(i) Banco del Estado de Chile 7 .950 N/A 1,908,000
2,000,000 (f) Banco do Brasil S.A. 6 .000 03/18/31 2,059,018
2,000,000 (f),(g),(i) Banco Mercantil del Norte S.A. 8 .375 N/A 2,100,000
925,000 (f),(g),(i) Banco Mercantil del Norte S.A. 7 .500 N/A 956,097
2,025,000 (f) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 2,103,975
2,400,000 (g),(i) Banco Santander S.A. 9 .625 N/A 2,889,440
2,000,000 (i) Bancolombia S.A. 8 .625 12/24/34 2,143,579
2,600,000 (f),(i) Bangkok Bank PCL 3 .466 09/23/36 2,365,535
4,000,000 (f),(i) Bank Hapoalim BM 3 .255 01/21/32 3,922,000
3,000,000 (f),(i) Bank Leumi Le-Israel BM 3 .275 01/29/31 2,991,300
22,795,000 Bank of America Corp 2 .592 04/29/31 21,239,942
9,000,000 Bank of America Corp 5 .288 04/25/34 9,265,918
3,000,000 Bank of America Corp 5 .511 01/24/36 3,127,794
8,975,000 Bank of America Corp 5 .744 02/12/36 9,351,930
5,700,000 Bank of America Corp 2 .676 06/19/41 4,202,774
7,850,000 (g) Bank of America Corp 6 .625 N/A 8,179,315
4,075,000 (g) Bank of New York Mellon Corp 6 .300 N/A 4,213,803
3,025,000 Barclays plc 5 .367 02/25/31 3,126,546
2,225,000 Barclays plc 3 .330 11/24/42 1,716,687
4,525,000 (g),(i) Barclays plc 9 .625 N/A 5,125,902
1,850,000 (f),(i) BBVA Bancomer S.A. 5 .125 01/18/33 1,818,642
1,000,000 (f),(i) BBVA Bancomer S.A. 8 .450 06/29/38 1,105,908
1,100,000 (f),(i) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,155,000
8,000,000 (f),(g),(h),(i) BNP Paribas S.A. 7 .450 N/A 8,370,544
5,200,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 5,420,776
3,300,000 CitiBank NA 4 .914 05/29/30 3,394,740
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,860,564
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,811,889
400,000 Citigroup, Inc 4 .450 09/29/27 402,573
275,000 Citigroup, Inc 4 .125 07/25/28 274,888
6,025,000 Citigroup, Inc 4 .542 09/19/30 6,072,912
6,250,000 Citigroup, Inc 4 .503 09/11/31 6,269,342
2,600,000 (g) Citigroup, Inc 7 .625 N/A 2,726,150
5,000,000 (g) Citigroup, Inc 6 .625 N/A 5,081,359
3,575,000 (f) Credit Agricole S.A. 5 .222 05/27/31 3,670,157
3,850,000 (f),(g),(i) Credit Agricole S.A. 7 .125 N/A 4,008,897
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 2,238,117
2,500,000 (f) Grupo Aval Ltd 4 .375 02/04/30 2,342,635

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.5% (continued)
$ 635,000 (f),(g) Hana Bank 3 .500 % N/A $ 628,333
2,700,000 (g),(h),(i) HSBC Holdings plc 6 .950 N/A 2,831,765
4,800,000 (g),(i) HSBC Holdings plc 8 .000 N/A 5,058,672
4,000,000 (g) Huntington Bancshares, Inc 5 .625 N/A 4,070,488
UGX 6,000,000,000 (f) ICBC Standard Bank plc 14 .250 06/26/34 1,457,092
4,225,000 (g),(i) ING Groep NV 7 .000 N/A 4,407,254
3,000,000 (f) Intercorp Financial Services, Inc 4 .125 10/19/27 2,983,147
350,000 JPMorgan Chase & Co 3 .200 06/15/26 348,952
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,350,737
4,400,000 JPMorgan Chase & Co 5 .140 01/24/31 4,547,812
4,250,000 JPMorgan Chase & Co 5 .350 06/01/34 4,415,790
1,075,000 JPMorgan Chase & Co 6 .254 10/23/34 1,180,282
6,750,000 JPMorgan Chase & Co 5 .766 04/22/35 7,192,747
8,950,000 JPMorgan Chase & Co 5 .572 04/22/36 9,389,972
3,350,000 JPMorgan Chase & Co 5 .576 07/23/36 3,465,404
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,978,246
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,592,906
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,061,023
5,625,000 (g) JPMorgan Chase & Co 6 .875 N/A 5,965,402
2,250,000 (g) JPMorgan Chase & Co 3 .650 N/A 2,237,321
4,000,000 (g),(h),(i) Lloyds Banking Group plc 6 .750 N/A 4,142,944
4,175,000 (g) M&T Bank Corp 3 .500 N/A 4,044,956
3,000,000 (f),(i) Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,973,555
2,800,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 2,838,353
7,000,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 7,018,326
3,000,000 (g),(i) NatWest Group plc 8 .125 N/A 3,375,423
1,975,000 (f) NBK SPC Ltd 1 .625 09/15/27 1,935,500
3,000,000 (f),(g) NBK Tier  Financing Ltd 3 .625 N/A 2,942,960
2,275,000 PNC Financial Services Group, Inc 5 .575 01/29/36 2,371,962
5,225,000 (g) PNC Financial Services Group, Inc 3 .400 N/A 5,122,272
3,275,000 (g) PNC Financial Services Group, Inc 6 .200 N/A 3,328,887
5,000,000 Royal Bank of Canada 6 .750 08/24/85 5,188,890
3,000,000 Saudi Awwal Bank 5 .947 09/04/35 3,042,950
3,055,000 (g) Truist Financial Corp 6 .669 N/A 3,063,355
3,000,000 (f) United Overseas Bank Ltd 2 .000 10/14/31 2,945,554
2,000,000 US Bancorp 4 .839 02/01/34 2,014,695
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,691,572
2,600,000 Wells Fargo & Co 6 .303 10/23/29 2,747,142
7,975,000 Wells Fargo & Co 5 .605 04/23/36 8,358,691
7,000,000 (g) Wells Fargo & Co 3 .900 N/A 6,978,223
4,125,000 (g),(h) Wells Fargo & Co 7 .625 N/A 4,399,758
2,000,000 (f) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 2,079,538
700,000 (f),(g),(i) Yapi ve Kredi Bankasi AS. 8 .250 N/A 710,337
TOTAL BANKS 332,386,000
CAPITAL GOODS - 1.9%
2,205,000 (f) AECOM 6 .000 08/01/33 2,259,816
1,690,000 (f) Airbus SE 3 .150 04/10/27 1,675,077
975,000 (f) Albion Financing  SARL 7 .000 05/21/30 1,017,618
770,000 (f) Allison Transmission, Inc 5 .875 12/01/33 781,213
600,000 (f) BAE Systems plc 1 .900 02/15/31 532,199
10,500,000 Boeing Co 2 .196 02/04/26 10,480,014
1,050,000 Boeing Co 3 .250 02/01/28 1,031,991
1,375,000 Boeing Co 5 .705 05/01/40 1,403,570
13,650,000 Boeing Co 5 .805 05/01/50 13,426,063
915,000 (f) Carpenter Technology Corp 5 .625 03/01/34 929,388
1,160,000 (f) Chart Industries, Inc 7 .500 01/01/30 1,209,005
400,000 (f) Esab Corp 6 .250 04/15/29 411,287
455,000 (f) Goat Holdco LLC 6 .750 02/01/32 467,315
665,000 (f) Herc Holdings, Inc 6 .625 06/15/29 690,336
425,000 (f) Herc Holdings, Inc 7 .000 06/15/30 447,282
1,250,000 (f) Herc Holdings, Inc 5 .750 03/15/31 1,268,555
665,000 (f) Herc Holdings, Inc 7 .250 06/15/33 705,155

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.9% (continued)
$ 1,295,000 (f) Herc Holdings, Inc 6 .000% 03/15/34 $ 1,312,258
7,200,000 Honeywell International, Inc 5 .000 03/01/35 7,333,501
2,275,000 Howmet Aerospace, Inc 4 .550 11/15/32 2,285,137
2,000,000 (f) IHS Holding Ltd 7 .875 05/29/30 2,060,000
1,000,000 (f),(h) IHS Holding Ltd 8 .250 11/29/31 1,043,043
4,900,000 L3Harris Technologies, Inc 5 .400 07/31/33 5,103,570
595,000 (f) Masterbrand, Inc 7 .000 07/15/32 616,438
280,000 (f) MITER BRAND 6 .750 04/01/32 287,053
1,000,000 (f) Quikrete Holdings, Inc 6 .375 03/01/32 1,040,880
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,464,806
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 994,358
3,250,000 Raytheon Technologies Corp 6 .000 03/15/31 3,500,743
3,000,000 (f),(h) Sisecam UK plc 8 .625 05/02/32 3,118,578
3,000,000 (f) Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,136,640
1,665,000 (f) Standard Building Solutions, Inc 6 .250 08/01/33 1,700,859
1,575,000 (f) TransDigm, Inc 6 .875 12/15/30 1,648,248
1,470,000 (f) TransDigm, Inc 6 .000 01/15/33 1,504,501
3,000,000 (f) United Rentals North America, Inc 5 .375 11/15/33 2,997,876
725,000 (f) WESCO Distribution, Inc 7 .250 06/15/28 735,523
480,000 (f) WESCO Distribution, Inc 6 .375 03/15/33 501,160
1,595,000 (f) Windsor Holdings III LLC 8 .500 06/15/30 1,684,891
TOTAL CAPITAL GOODS 84,805,947
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,125,000 (f) ADT Corp 4 .875 07/15/32 2,058,226
800,000 (f) ASGN, Inc 4 .625 05/15/28 786,084
2,250,000 (f) Bidvest Group UK plc 6 .200 09/17/32 2,292,446
225,000 (f) CACI International, Inc 6 .375 06/15/33 232,803
590,000 (f) Clean Harbors, Inc 5 .750 10/15/33 605,224
855,000 (f) Garda World Security Corp 6 .500 01/15/31 874,910
1,035,000 (f) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 1,100,050
153,000 (f) Prime Security Services Borrower LLC 5 .750 04/15/26 153,055
1,200,000 (f) Prime Security Services Borrower LLC 3 .375 08/31/27 1,176,547
395,000 (f) Science Applications International Corp 5 .875 11/01/33 400,427
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,327,365
1,600,000 Verisk Analytics, Inc 4 .500 08/15/30 1,612,105
1,675,000 Verisk Analytics, Inc 5 .250 03/15/35 1,704,557
75,000 Verisk Analytics, Inc 3 .625 05/15/50 54,117
2,575,000 Waste Management, Inc 4 .950 03/15/35 2,615,255
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,993,171
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
2,670,000 (f) Asbury Automotive Group, Inc 4 .625 11/15/29 2,625,015
755,000 (f) Asbury Automotive Group, Inc 5 .000 02/15/32 733,707
925,000 (f) Bath & Body Works, Inc 6 .625 10/01/30 945,717
635,000 Kohl's Corp 5 .125 05/01/31 558,562
800,000 (f) LCM Investments Holdings II LLC 4 .875 05/01/29 788,169
790,000 (f) LCM Investments Holdings II LLC 8 .250 08/01/31 835,578
2,175,000 (f) Lithia Motors, Inc 4 .625 12/15/27 2,171,702
2,500,000 (f) Macy's Retail Holdings LLC 6 .125 03/15/32 2,530,313
1,900,000 (f) Magic Mergeco, Inc 5 .250 05/01/28 1,826,580
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 789,068
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,391,759
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,221,625
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,928,185
1,500,000 (f) QXO Building Products, Inc 6 .750 04/30/32 1,566,628
1,000,000 (f) Staples, Inc 10 .750 09/01/29 994,181
335,000 Veritiv Operating Co 10 .500 11/30/30 360,196
1,250,000 Walmart, Inc 4 .350 04/28/30 1,269,722
460,000 (f) Wand NewCo 3, Inc 7 .625 01/30/32 486,830
335,000 (f) Wayfair LLC 7 .250 10/31/29 349,629
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 23,373,166
CONSUMER DURABLES & APPAREL - 0.0%
1,000,000 (f) CD&R Smokey Buyer, Inc 9 .500 10/15/29 815,606

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.0% (continued)
$ 1,175,000 Newell Brands, Inc 6 .375% 09/15/27 $ 1,181,399
400,000 (f) TopBuild Corp 5 .625 01/31/34 404,635
TOTAL CONSUMER DURABLES & APPAREL 2,401,640
CONSUMER SERVICES - 0.7%
1,035,000 (f) 1011778 BC ULC 6 .125 06/15/29 1,062,512
1,455,000 (f),(h) Caesars Entertainment, Inc 6 .000 10/15/32 1,414,913
2,570,000 (f) Carnival Corp 5 .750 08/01/32 2,637,542
2,000,000 (f) CDI Escrow Issuer, Inc 5 .750 04/01/30 2,019,478
3,285,000 (f) Churchill Downs, Inc 6 .750 05/01/31 3,406,305
1,960,000 (f) Flutter Treasury Designated Activity Co 6 .375 04/29/29 2,023,318
2,990,000 (f) Hilton Domestic Operating Co, Inc 5 .875 04/01/29 3,061,150
2,200,000 (f) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 2,042,216
1,050,000 (f) Hilton Domestic Operating Co, Inc 5 .750 09/15/33 1,074,586
1,155,000 (f) Hilton Domestic Operating Co, Inc 5 .500 03/31/34 1,162,932
350,000 (f) Light & Wonder International, Inc 7 .500 09/01/31 365,166
500,000 (f) Light & Wonder International, Inc 6 .250 10/01/33 506,199
425,000 (f) Marriott Ownership Resorts, Inc 4 .500 06/15/29 406,048
1,000,000 (f) Merlin Entertainments Group US Holdings, Inc 7 .375 02/15/31 890,776
200,000 (f),(h) MGM China Holdings Ltd 7 .125 06/26/31 211,677
1,475,000 MGM Resorts International 6 .125 09/15/29 1,515,813
1,420,000 (f) Motion Finco Sarl 8 .375 02/15/32 1,275,176
400,000 (f) NCL Corp Ltd 5 .875 01/15/31 398,487
625,000 (f) NCL Corp Ltd 6 .250 09/15/33 624,737
1,665,000 Sands China Ltd 2 .300 03/08/27 1,624,048
1,200,000 Service Corp International 5 .750 10/15/32 1,221,288
1,980,000 (f) Six Flags Entertainment Corp 6 .625 05/01/32 1,996,660
450,000 (f) Wynn Macau Ltd 5 .625 08/26/28 449,798
1,100,000 (f) Wynn Resorts Finance LLC 6 .250 03/15/33 1,124,723
TOTAL CONSUMER SERVICES 32,515,548
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,505,000 (f) Albertsons Cos, Inc 6 .500 02/15/28 3,580,063
780,000 (f) Albertsons Cos, Inc 5 .500 03/31/31 788,224
500,000 (f) Albertsons Cos, Inc 6 .250 03/15/33 513,991
1,560,000 (f) Albertsons Cos, Inc 5 .750 03/31/34 1,566,310
1,525,000 Kroger Co 5 .000 09/15/34 1,533,424
2,200,000 Kroger Co 5 .500 09/15/54 2,095,062
975,000 SYSCO Corp 5 .400 03/23/35 1,009,891
2,250,000 SYSCO Corp 3 .150 12/14/51 1,499,717
785,000 (f) US Foods, Inc 6 .875 09/15/28 812,065
2,375,000 Walmart, Inc 2 .500 09/22/41 1,720,855
1,150,000 Walmart, Inc 4 .500 04/15/53 1,016,987
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,136,589
ENERGY - 3.6%
2,000,000 (f) Antero Midstream Partners LP 6 .625 02/01/32 2,070,168
900,000 (f) Antero Midstream Partners LP 5 .750 10/15/33 905,435
375,000 (f) Archrock Partners LP 6 .250 04/01/28 377,152
1,580,000 (f) Archrock Partners LP 6 .625 09/01/32 1,629,541
4,100,000 BP Capital Markets America, Inc 5 .227 11/17/34 4,229,659
400,000 (f) Buckeye Partners LP 6 .750 02/01/30 419,900
3,750,000 Cheniere Energy Partners LP 4 .000 03/01/31 3,651,596
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,532,844
3,075,000 Cheniere Energy Partners LP 5 .750 08/15/34 3,210,663
280,000 (f) Chord Energy Corp 6 .000 10/01/30 283,434
2,000,000 (f) Chord Energy Corp 6 .750 03/15/33 2,068,234
1,440,000 (f) Civitas Resources, Inc 8 .375 07/01/28 1,483,766
1,750,000 (f) Civitas Resources, Inc 8 .750 07/01/31 1,815,452
1,475,000 (f) CNX Resources Corp 7 .250 03/01/32 1,539,752
1,500,000 (f) Cosan Ltd 5 .500 09/20/29 1,464,750
1,790,000 (f) DT Midstream, Inc 4 .125 06/15/29 1,766,402
1,490,000 (f) DT Midstream, Inc 4 .375 06/15/31 1,458,772
1,600,000 Ecopetrol S.A. 6 .875 04/29/30 1,622,869
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 2,037,973

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.6% (continued)
$ 300,000 Ecopetrol S.A. 8 .875% 01/13/33 $ 320,383
1,500,000 (f) Empresa Nacional del Petroleo 3 .450 09/16/31 1,382,591
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,633,845
2,340,000 Enbridge, Inc 8 .500 01/15/84 2,683,204
897,000 (f) Energean Israel Finance Ltd 5 .375 03/30/28 884,671
1,450,000 (f) Energean Israel Finance Ltd 8 .500 09/30/33 1,551,500
600,000 Energy Transfer LP 5 .400 10/01/47 539,186
2,700,000 Energy Transfer LP 5 .000 05/15/50 2,258,949
4,300,000 Energy Transfer LP 5 .950 05/15/54 4,074,899
3,900,000 (g) Energy Transfer LP 7 .125 N/A 3,993,417
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,688,216
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 817,981
850,000 (f) EQT Corp 3 .125 05/15/26 845,144
800,000 EQT Corp 6 .500 07/01/27 815,425
1,849,000 EQT Corp 4 .500 01/15/29 1,853,362
695,000 EQT Corp 6 .375 04/01/29 719,173
3,650,000 Expand Energy Corp 5 .700 01/15/35 3,777,277
2,097,570 (f) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,898,471
2,750,000 (f) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,423,565
490,000 Genesis Energy LP 8 .250 01/15/29 511,502
500,000 Genesis Energy LP 7 .875 05/15/32 521,205
450,000 (f) Hilcorp Energy I LP 5 .750 02/01/29 445,217
1,000,000 (f) Hilcorp Energy I LP 6 .000 04/15/30 971,704
450,000 (f) Hilcorp Energy I LP 6 .000 02/01/31 427,784
3,000,000 (f) Hilcorp Energy I LP 8 .375 11/01/33 3,063,165
1,800,000 (f) Indika Energy Tbk PT 8 .750 05/07/29 1,781,025
1,500,000 (f) KazMunayGas National Co JSC 5 .375 04/24/30 1,530,807
2,000,000 (f) KazMunayGas National Co JSC 3 .500 04/14/33 1,804,018
2,000,000 (f) Kinetik Holdings LP 6 .625 12/15/28 2,059,354
1,070,000 (f) Kodiak Gas Services LLC 7 .250 02/15/29 1,113,177
440,000 (f) Kodiak Gas Services LLC 6 .500 10/01/33 449,334
685,000 (f) Kodiak Gas Services LLC 6 .750 10/01/35 704,323
1,050,000 (f) Kosmos Energy Ltd 7 .750 05/01/27 955,500
1,075,000 (f),(h) Kosmos Energy Ltd 8 .750 10/01/31 607,515
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,187,306
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,547,202
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,378,987
400,000 (f) Matador Resources Co 6 .250 04/15/33 400,532
1,500,000 (f) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,564,137
485,000 (f) Midwest Connector Capital Co LLC 4 .625 04/01/29 485,606
2,625,000 MPLX LP 1 .750 03/01/26 2,614,648
2,275,000 MPLX LP 2 .650 08/15/30 2,107,060
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,292,243
900,000 ONEOK, Inc 5 .700 11/01/54 838,742
1,210,000 (f) Permian Resources Operating LLC 7 .000 01/15/32 1,261,227
2,760,000 (f) Pertamina Hulu Energi PT 5 .250 05/21/30 2,813,639
2,500,000 (f) Pertamina Persero PT 1 .400 02/09/26 2,490,325
2,000,000 (f) Pertamina Persero PT 2 .300 02/09/31 1,776,031
4,150,000 Petrobras Global Finance BV 6 .250 01/10/36 4,071,908
2,000,000 Petroleos Mexicanos 5 .950 01/28/31 1,935,685
3,300,000 Petroleos Mexicanos 6 .700 02/16/32 3,291,190
3,600,000 (f) Petronas Capital Ltd 5 .340 04/03/35 3,743,877
715,000 Phillips 66 Co 4 .680 02/15/45 604,776
1,500,000 (f) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,147,599
2,675,000 (f) Saudi Arabian Oil Co 2 .250 11/24/30 2,417,392
1,568,000 (f),(h) SIERRACOL EN AND 9 .000 11/14/30 1,490,674
2,235,000 (f) Sunoco LP 7 .000 05/01/29 2,331,007
1,150,000 Sunoco LP 4 .500 05/15/29 1,129,032
2,000,000 (f) Sunoco LP 4 .500 10/01/29 1,949,315
1,260,000 (f) Sunoco LP 4 .625 05/01/30 1,224,063
500,000 (f) Sunoco LP 5 .625 03/31/31 503,663
500,000 (f) Sunoco LP 5 .875 03/15/34 499,956

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.6% (continued)
$ 3,300,000 TotalEnergies Capital International S.A. 3 .127% 05/29/50 $ 2,199,604
900,000 TotalEnergies Capital S.A. 5 .488 04/05/54 870,227
2,000,000 TransCanada Trust 5 .500 09/15/79 1,984,960
832,500 (f) Transocean, Inc 8 .750 02/15/30 869,886
1,415,000 (f) USA Compression Partners LP 7 .125 03/15/29 1,464,683
400,000 (f) USA Compression Partners LP 6 .250 10/01/33 404,796
2,000,000 (f) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,819,946
2,205,000 (f) Venture Global LNG, Inc 8 .125 06/01/28 2,233,452
3,000,000 (f),(h) Venture Global LNG, Inc 9 .875 02/01/32 3,099,217
550,000 (f) Venture Global Plaquemines LNG LLC 6 .125 12/15/30 560,089
635,000 (f) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 650,392
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,233,937
TOTAL ENERGY 159,164,262
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
2,050,000 Agree LP 2 .000 06/15/28 1,953,107
1,000,000 American Homes 4 Rent LP 5 .250 03/15/35 1,014,275
475,000 American Tower Corp 3 .375 10/15/26 472,467
1,200,000 American Tower Corp 3 .600 01/15/28 1,188,715
1,480,000 American Tower Corp 3 .800 08/15/29 1,457,206
4,100,000 American Tower Corp 2 .900 01/15/30 3,892,019
825,000 American Tower Corp 2 .100 06/15/30 748,721
1,390,000 American Tower Corp 1 .875 10/15/30 1,241,617
2,400,000 American Tower Corp 5 .400 01/31/35 2,470,461
4,025,000 American Tower Corp 5 .350 03/15/35 4,126,490
818,127 (f) CFE FIBRA E 5 .875 09/23/40 816,547
2,375,000 Essential Properties LP 2 .950 07/15/31 2,168,010
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,795,368
2,475,000 Essex Portfolio LP 5 .375 04/01/35 2,546,185
1,850,000 GLP Capital LP 4 .000 01/15/30 1,798,499
3,225,000 Healthcare Realty Holdings LP 3 .500 08/01/26 3,207,601
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,479,755
3,055,000 Healthcare Realty Holdings LP 3 .100 02/15/30 2,901,980
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 477,153
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 475,692
375,000 Highwoods Realty LP 3 .875 03/01/27 372,382
725,000 Highwoods Realty LP 4 .125 03/15/28 718,565
700,000 Highwoods Realty LP 4 .200 04/15/29 689,286
3,369,000 (h) Highwoods Realty LP 2 .600 02/01/31 3,021,431
3,845,000 (f) Iron Mountain, Inc 7 .000 02/15/29 3,949,626
600,000 (f) Millrose Properties, Inc 6 .250 09/15/32 605,390
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,453,936
345,000 (f) MPT Operating Partnership LP 8 .500 02/15/32 368,437
808,000 (f) Trust 2401 4 .869 01/15/30 795,880
417,000 (f) Trust Fibra Uno 4 .869 01/15/30 408,074
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 49,614,875
FINANCIAL SERVICES - 3.2%
5,050,000 AerCap Ireland Capital DAC 3 .000 10/29/28 4,895,918
4,690,000 Block, Inc 6 .500 05/15/32 4,876,943
360,000 (f) Block, Inc 6 .000 08/15/33 369,579
75,000 Capital One Financial Corp 3 .750 03/09/27 74,777
3,940,000 (g),(h) Capital One Financial Corp 3 .950 N/A 3,892,639
617,622 (f) Compass Group Diversified Holdings LLC 5 .250 04/15/29 572,864
1,210,000 Corebridge Financial, Inc 6 .050 09/15/33 1,283,986
1,575,000 Corebridge Financial, Inc 5 .750 01/15/34 1,646,649
3,400,000 (g),(i) Deutsche Bank AG. 8 .130 N/A 3,630,677
800,000 Discover Bank 4 .250 03/13/26 800,220
1,625,000 Discover Bank 3 .450 07/27/26 1,620,059
1,375,000 Discover Bank 2 .700 02/06/30 1,295,886
1,665,000 (f) Encore Capital Group, Inc 6 .625 04/15/31 1,673,314
1,705,000 (f) FirstCash, Inc 6 .875 03/01/32 1,773,544
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 8,257,534
3,000,000 Goldman Sachs Group, Inc 5 .330 07/23/35 3,082,374

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 1,050,000 Goldman Sachs Group, Inc 4 .411% 04/23/39 $ 970,073
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,255,616
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,135,751
4,200,000 (g) Goldman Sachs Group, Inc 6 .850 N/A 4,367,640
3,000,000 (g) Goldman Sachs Group, Inc 7 .379 N/A 3,005,262
4,925,000 (g) Goldman Sachs Group, Inc 7 .500 N/A 5,243,593
1,818,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 1,899,919
35,714 (a),(f) Hestia Re Ltd, (TSFR1M + 0.100%) 3 .730 04/22/29 17,857
925,000 Icahn Enterprises LP 5 .250 05/15/27 912,286
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,321,745
3,000,000 (f) Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,765,327
2,500,000 (f) Jane Street Group 6 .125 11/01/32 2,543,900
715,000 (f) Jane Street Group 6 .750 05/01/33 746,314
1,006,880 (f) Minejesa Capital BV 4 .625 08/10/30 1,001,451
1,000,000 (f) Minejesa Capital BV 5 .625 08/10/37 990,010
6,625,000 Morgan Stanley 3 .125 07/27/26 6,595,283
1,480,000 Morgan Stanley 3 .950 04/23/27 1,478,951
4,000,000 Morgan Stanley 5 .250 04/21/34 4,118,245
3,200,000 Morgan Stanley 5 .424 07/21/34 3,329,012
2,000,000 Morgan Stanley 5 .831 04/19/35 2,125,313
3,125,000 Morgan Stanley 5 .320 07/19/35 3,216,881
5,275,000 Morgan Stanley 5 .587 01/18/36 5,512,297
5,275,000 Morgan Stanley 5 .664 04/17/36 5,536,984
2,225,000 (f) Muthoot Finance Ltd 6 .375 04/23/29 2,258,706
2,000,000 (h) Navient Corp 5 .500 03/15/29 1,985,312
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,331,873
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,167,427
2,000,000 OneMain Finance Corp 7 .125 11/15/31 2,087,676
549,000 OneMain Finance Corp 6 .500 03/15/33 553,749
350,000 (f) PennyMac Financial Services, Inc 7 .875 12/15/29 372,417
400,000 (f) PennyMac Financial Services, Inc 6 .875 05/15/32 418,758
1,200,000 (f) Perusahaan Penerbit SBSN Indonesia III 4 .500 12/01/30 1,202,160
2,375,000 (f),(h) Power Finance Corp Ltd 3 .950 04/23/30 2,316,159
1,065,000 (f) Rocket Cos, Inc 6 .125 08/01/30 1,100,868
1,125,000 (f) Rocket Cos, Inc 6 .375 08/01/33 1,172,946
2,000,000 (f) Rocket Mortgage LLC 4 .000 10/15/33 1,858,192
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,350,913
815,000 (f) Starwood Property Trust, Inc 6 .500 07/01/30 850,133
3,750,000 (g) State Street Corp 6 .700 N/A 3,912,476
1,000,000 (f) SURA Asset Management S.A. 6 .350 05/13/32 1,066,330
5,900,000 (f) UBS Group AG. 1 .305 02/02/27 5,882,085
2,100,000 (f) UBS Group AG. 3 .179 02/11/43 1,594,165
2,100,000 (f),(g),(i) UBS Group AG. 9 .250 N/A 2,462,790
800,000 (f) UWM Holdings LLC 6 .625 02/01/30 810,063
2,000,000 (f),(h) VistaJet Malta Finance plc 6 .375 02/01/30 1,903,297
665,000 (f) Walker & Dunlop, Inc 6 .625 04/01/33 682,240
800,000 (f) WEX, Inc 6 .500 03/15/33 818,929
TOTAL FINANCIAL SERVICES 140,996,337
FOOD, BEVERAGE & TOBACCO - 0.9%
7,050,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,978,408
4,240,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 3,921,531
1,700,000 (f) Arcor SAIC 7 .600 07/31/33 1,715,300
2,700,000 (f) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,449,312
1,350,000 (f) Gruma SAB de C.V. 5 .390 12/09/34 1,387,786
1,600,000 Kraft Heinz Foods Co 5 .500 06/01/50 1,496,868
2,500,000 (f) MARB BondCo plc 3 .950 01/29/31 2,265,304
2,450,000 (f) Mars, Inc 5 .200 03/01/35 2,518,183
2,200,000 (f) Mars, Inc 5 .650 05/01/45 2,217,633
1,750,000 (f) Mars, Inc 5 .700 05/01/55 1,743,224
4,000,000 Philip Morris International, Inc 5 .250 02/13/34 4,134,447
680,000 (f) Post Holdings, Inc 6 .250 02/15/32 698,683
2,000,000 (f) Post Holdings, Inc 6 .375 03/01/33 2,020,000

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.9% (continued)
$ 785,000 (f) Post Holdings, Inc 6 .500% 03/15/36 $ 786,061
1,500,000 (f) Primo Water Holdings, Inc 4 .375 04/30/29 1,459,326
1,800,000 (f) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,895,206
1,305,000 (f) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,309,192
TOTAL FOOD, BEVERAGE & TOBACCO 38,996,464
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
1,600,000 Cardinal Health, Inc 5 .750 11/15/54 1,596,117
1,250,000 (f) CHS 5 .250 05/15/30 1,173,991
430,000 (f) Concentra Escrow Issuer Corp 6 .875 07/15/32 449,696
3,375,000 CVS Health Corp 5 .450 09/15/35 3,454,685
9,125,000 CVS Health Corp 5 .050 03/25/48 8,044,142
2,000,000 (f) DaVita, Inc 4 .625 06/01/30 1,944,780
2,000,000 (f) DaVita, Inc 6 .875 09/01/32 2,081,932
1,845,000 (f) DaVita, Inc 6 .750 07/15/33 1,913,067
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,621,969
355,000 (f) Global Medical Response, Inc 7 .375 10/01/32 368,978
9,000,000 HCA, Inc 3 .500 09/01/30 8,654,924
2,075,000 HCA, Inc 3 .625 03/15/32 1,959,900
5,200,000 HCA, Inc 6 .200 03/01/55 5,299,523
3,500,000 (f) Hologic, Inc 3 .250 02/15/29 3,449,499
1,975,000 (f) IQVIA, Inc 6 .250 06/01/32 2,063,713
1,165,000 (f) Molina Healthcare, Inc 6 .500 02/15/31 1,196,490
800,000 (f) Molina Healthcare, Inc 6 .250 01/15/33 815,572
375,000 Tenet Healthcare Corp 4 .625 06/15/28 375,697
2,380,000 Tenet Healthcare Corp 6 .125 10/01/28 2,390,643
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,494,575
850,000 (f) Tenet Healthcare Corp 6 .000 11/15/33 875,155
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,269,063
950,000 UnitedHealth Group, Inc 5 .150 07/15/34 973,037
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 828,444
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,295,592
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,925,000 Haleon US Capital LLC 3 .625 03/24/32 4,685,115
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,685,115
INSURANCE - 1.9%
2,550,000 (f) Acrisure LLC 4 .250 02/15/29 2,486,746
700,000 (f) Acrisure LLC 6 .750 07/01/32 721,075
53,000 Aflac, Inc 6 .450 08/15/40 58,437
825,000 (f) Alliant Holdings Intermediate LLC 4 .250 10/15/27 819,756
4,360,000 (f) Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,439,245
2,000,000 (f) Alliant Holdings Intermediate LLC 6 .500 10/01/31 2,061,374
1,250,000 Aon Corp 2 .800 05/15/30 1,180,234
1,450,000 Aon Corp 5 .350 02/28/33 1,509,985
1,775,000 (f) Ardonagh Finco Ltd 7 .750 02/15/31 1,860,830
500,000 (f) ASURION LLC 8 .000 12/31/32 518,806
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,505,387
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 307,801
525,000 Brown & Brown, Inc 5 .550 06/23/35 538,311
1,690,000 (f) Five Corners Funding Trust II 2 .850 05/15/30 1,591,005
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 7,098,706
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 214,867
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 541,508
2,755,000 (f) HUB International Ltd 7 .250 06/15/30 2,892,544
1,521,000 (f) Liberty Mutual Group, Inc 4 .569 02/01/29 1,527,956
1,750,000 (f) Liberty Mutual Group, Inc 3 .951 10/15/50 1,294,090
3,575,000 (f) Omnis Funding Trust 6 .722 05/15/55 3,717,473
3,250,000 (f) Panther Escrow Issuer LLC 7 .125 06/01/31 3,367,806
2,000,000 (f) Principal Financial Group, Inc 4 .111 02/15/28 1,995,576
500,000 Principal Financial Group, Inc 2 .125 06/15/30 455,466
2,200,000 Prudential Financial, Inc 5 .200 03/14/35 2,256,291
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,963,433
2,350,000 Prudential Financial, Inc 6 .500 03/15/54 2,483,784

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.9% (continued)
$ 3,825,000 Reinsurance Group of America, Inc 5 .750% 09/15/34 $ 3,989,025
2,350,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 2,454,437
985,000 (f) Ryan Specialty LLC 5 .875 08/01/32 1,006,441
900,000 (f) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 906,028
5,875,000 UnitedHealth Group, Inc 5 .625 07/15/54 5,762,303
1,500,000 (a),(f) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 1,529,550
1,850,000 (a),(f) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000 01/07/28 1,873,865
8,500,000 (a),(f) Vitality Re XVI Ltd, (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 8,501,700
7,000,000 (f) Wynnton Funding Trust 5 .251 08/15/35 7,044,764
TOTAL INSURANCE 85,476,605
MATERIALS - 1.6%
270,000 Amcor Flexibles North America, Inc 3 .100 09/15/26 267,637
1,200,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 1,112,487
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,383,104
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,231,316
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,436,343
1,400,000 (f) Antofagasta plc 6 .250 05/02/34 1,508,014
950,000 (f) Antofagasta plc 5 .625 09/09/35 978,025
1,445,000 (f) Arsenal AIC Parent LLC 8 .000 10/01/30 1,533,377
400,000 (f) Avient Corp 6 .250 11/01/31 411,143
2,425,000 Ball Corp 2 .875 08/15/30 2,242,171
5,375,000 Berry Global, Inc 1 .570 01/15/26 5,369,616
3,125,000 Berry Global, Inc 1 .650 01/15/27 3,042,262
1,350,000 (f) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 1,393,267
2,600,000 (f),(g) Cemex SAB de C.V. 7 .200 N/A 2,711,540
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,456,476
1,090,000 (f) Commercial Metals Co 6 .000 12/15/35 1,117,420
2,000,000 (f) Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,898,892
4,200,000 (f) Corp Nacional del Cobre de Chile 6 .330 01/13/35 4,481,400
1,050,000 (f) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,138,594
1,785,000 (f) Freeport Indonesia PT 5 .315 04/14/32 1,819,886
2,500,000 (f) Klabin Austria GmbH 5 .750 04/03/29 2,540,385
2,000,000 (f) Kraton Corp 5 .000 07/15/27 2,029,847
725,000 (f) LD Celulose International GmbH 7 .950 01/26/32 755,313
2,000,000 (f) Mineral Resources Ltd 8 .000 11/01/27 2,042,600
1,325,000 (f) Mineral Resources Ltd 9 .250 10/01/28 1,390,588
120,000 (f) Mineral Resources Ltd 7 .000 04/01/31 125,136
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,361,938
1,000,000 (f) OCP S.A. 6 .100 04/30/30 1,044,680
1,100,000 (f) OCP S.A. 3 .750 06/23/31 1,028,916
1,075,000 (f) OCP S.A. 6 .750 05/02/34 1,157,946
855,000 (f) Olin Corp 6 .625 04/01/33 848,561
1,150,000 (f) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 1,135,718
1,665,000 (f) Qnity Electronics, Inc 5 .750 08/15/32 1,702,373
535,000 (f) Qnity Electronics, Inc 6 .250 08/15/33 554,555
1,500,000 Sasol Financing USA LLC 4 .375 09/18/26 1,489,847
670,000 (f) Sealed Air Corp 6 .125 02/01/28 681,130
600,000 (f) Sealed Air Corp 7 .250 02/15/31 624,805
1,280,000 (f) Sealed Air Corp 6 .500 07/15/32 1,327,844
345,000 (f) Solstice Advanced Materials, Inc 5 .625 09/30/33 348,034
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,341,808
2,580,000 Suzano Netherlands BV 5 .500 01/15/36 2,557,760
2,100,000 (f) UltraTech Cement Ltd 2 .800 02/16/31 1,924,520
820,000 (f) Volcan Cia Minera SAA 8 .500 10/28/32 843,682
4,300,000 (f) Windfall Mining Group, Inc 5 .854 05/13/32 4,490,958
TOTAL MATERIALS 73,881,914
MEDIA & ENTERTAINMENT - 1.4%
8,325,000 Alphabet, Inc 4 .100 11/15/30 8,350,549
6,000,000 (f) CCO Holdings LLC 5 .125 05/01/27 5,991,752
1,800,000 (f) CCO Holdings LLC 4 .500 08/15/30 1,694,721
4,550,000 Charter Communications Operating LLC 6 .550 06/01/34 4,785,488
1,750,000 Charter Communications Operating LLC 5 .850 12/01/35 1,745,755

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.4% (continued)
$ 6,185,000 Comcast Corp 2 .887% 11/01/51 $ 3,616,947
985,000 (f) DIRECTV Holdings LLC 5 .875 08/15/27 990,782
1,200,000 (f) Gray Media, Inc 7 .250 08/15/33 1,226,195
1,800,000 (f) Gray Television, Inc 10 .500 07/15/29 1,935,614
1,000,000 Grupo Televisa SAB 6 .125 01/31/46 758,538
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,251,535
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,994,792
1,000,000 Lamar Media Corp 4 .000 02/15/30 965,966
825,000 Lamar Media Corp 3 .625 01/15/31 776,634
1,145,000 (f) McGraw-Hill Education, Inc 7 .375 09/01/31 1,208,040
4,725,000 Meta Platforms, Inc 4 .875 11/15/35 4,718,668
4,625,000 Meta Platforms, Inc 5 .625 11/15/55 4,438,941
590,000 (f) Sirius XM Radio, Inc 3 .125 09/01/26 584,813
2,725,000 (f) Sirius XM Radio, Inc 4 .000 07/15/28 2,663,868
1,575,000 (f) Sirius XM Radio, Inc 4 .125 07/01/30 1,497,931
500,000 (f),(h) Sirius XM Radio, Inc 3 .875 09/01/31 460,467
3,000,000 (f) Sunrise FinCo I BV 4 .875 07/15/31 2,857,500
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,138,185
475,000 Time Warner Cable LLC 4 .500 09/15/42 365,286
1,275,000 (f) Univision Communications, Inc 4 .500 05/01/29 1,224,739
2,000,000 (f) VZ Secured Financing BV 5 .000 01/15/32 1,809,906
1,413,000 (f) Ziff Davis, Inc 4 .625 10/15/30 1,342,004
TOTAL MEDIA & ENTERTAINMENT 61,395,616
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
3,325,000 AbbVie, Inc 4 .050 11/21/39 2,968,109
11,800,000 Amgen, Inc 5 .650 03/02/53 11,554,533
1,500,000 (f) Avantor Funding, Inc 4 .625 07/15/28 1,491,850
2,040,000 (f) Avantor Funding, Inc 3 .875 11/01/29 1,950,761
4,750,000 Gilead Sciences, Inc 5 .250 10/15/33 4,991,501
600,000 Gilead Sciences, Inc 2 .600 10/01/40 443,862
2,000,000 (f) Organon Finance  LLC 4 .125 04/30/28 1,948,869
3,150,000 (f),(h) Organon Finance  LLC 5 .125 04/30/31 2,608,814
1,178,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 1,164,401
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 29,122,700
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,850,000 (f) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,859,822
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,359,461
1,475,000 (h) Kennedy-Wilson, Inc 5 .000 03/01/31 1,387,210
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,606,493
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
3,900,000 Broadcom, Inc 4 .600 07/15/30 3,962,521
3,000,000 Broadcom, Inc 3 .469 04/15/34 2,735,529
2,350,000 Broadcom, Inc 4 .800 10/15/34 2,354,519
8,558,000 (f) Broadcom, Inc 4 .926 05/15/37 8,446,818
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,235,854
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20,735,241
SOFTWARE & SERVICES - 0.8%
1,600,000 Accenture Capital, Inc 4 .500 10/04/34 1,577,225
3,000,000 (f) Ahead DB Holdings LLC 6 .625 05/01/28 3,019,425
9,650,000 AppLovin Corp 5 .125 12/01/29 9,898,247
570,000 (f) Fair Isaac Corp 6 .000 05/15/33 585,474
2,270,000 (f) Gen Digital, Inc 6 .750 09/30/27 2,303,814
170,000 (f) Gen Digital, Inc 6 .250 04/01/33 175,309
1,149,000 Microsoft Corp 2 .525 06/01/50 701,521
565,000 (f) Open Text Corp 6 .900 12/01/27 587,778
2,830,000 (f) Open Text Corp 3 .875 12/01/29 2,685,755
550,000 (f) Open Text Holdings, Inc 4 .125 02/15/30 525,702
3,850,000 Oracle Corp 4 .450 09/26/30 3,766,594
3,400,000 Oracle Corp 5 .500 08/03/35 3,331,600
2,425,000 Oracle Corp 5 .200 09/26/35 2,323,346
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,244,689

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.8% (continued)
$ 4,100,000 Roper Technologies, Inc 2 .000% 06/30/30 $ 3,709,084
TOTAL SOFTWARE & SERVICES 36,435,563
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,000,000 Apple, Inc 3 .850 05/04/43 844,667
640,000 Apple, Inc 4 .650 02/23/46 587,577
4,125,000 (f) Imola Merger Corp 4 .750 05/15/29 4,071,457
1,500,000 (f) Lenovo Group Ltd 3 .421 11/02/30 1,426,775
975,000 (f) Sensata Technologies BV 4 .000 04/15/29 951,301
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,881,777
TELECOMMUNICATION SERVICES - 2.2%
7,325,000 AT&T, Inc 4 .900 11/01/35 7,234,606
23,520,000 AT&T, Inc 3 .550 09/15/55 15,655,905
3,855,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 4,050,969
1,500,000 (f) Bharti Airtel Ltd 3 .250 06/03/31 1,419,513
1,665,000 (f) C&W Senior Finance Ltd 9 .000 01/15/33 1,715,509
1,225,000 (f) CT Trust 5 .125 02/03/32 1,178,174
2,000,000 (f) Frontier Communications Holdings LLC 5 .875 10/15/27 2,006,459
735,000 (f) Holdco II SAS 7 .000 04/15/32 757,530
893,000 (f) Iliad Holding SASU 7 .000 10/15/28 904,104
865,000 (f) Iliad Holding SASU 8 .500 04/15/31 930,955
1,200,000 (f) Level 3 Financing, Inc 6 .875 06/30/33 1,227,934
2,160,000 (f) Level 3 Financing, Inc 7 .000 03/31/34 2,226,035
1,500,000 (f) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,575,000
1,025,000 (f) Millicom International Cellular S.A. 7 .375 04/02/32 1,065,204
220,000 (f) Sable International Finance Ltd 7 .125 10/15/32 222,622
1,650,000 (f) Sitios Latinoamerica SAB de C.V. 6 .000 11/25/29 1,710,225
2,075,000 (f) Sitios Latinoamerica SAB de C.V. 5 .375 04/04/32 2,084,505
800,000 T-Mobile USA, Inc 2 .250 02/15/26 798,169
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 8,506,193
3,750,000 T-Mobile USA, Inc 5 .050 07/15/33 3,826,693
750,000 T-Mobile USA, Inc 3 .000 02/15/41 558,861
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,005,428
3,425,000 T-Mobile USA, Inc 5 .875 11/15/55 3,421,346
3,825,000 (f) Turk Telekomunikasyon AS. 6 .950 10/07/32 3,908,538
1,990,000 (f) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,115,908
4,000,000 Verizon Communications, Inc 4 .780 02/15/35 3,938,289
11,400,000 Verizon Communications, Inc 5 .250 04/02/35 11,586,823
1,125,000 Verizon Communications, Inc 5 .875 11/30/55 1,111,502
2,835,000 (f) Vmed O2 UK Financing I plc 4 .750 07/15/31 2,617,310
6,000,000 Vodafone Group plc 5 .125 06/04/81 4,708,953
760,000 (f) Windstream Escrow LLC 8 .250 10/01/31 797,825
800,000 (f) Windstream Services LLC 7 .500 10/15/33 820,086
TOTAL TELECOMMUNICATION SERVICES 96,687,173
TRANSPORTATION - 0.7%
3,600,000 (f) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 3,190,642
1,400,000 (f) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,168,790
2,000,000 (f) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,100,000
450,000 (f) Corp Quiport S.A. 9 .000 12/15/37 481,614
2,300,000 (f) ENA Master Trust 4 .000 05/19/48 1,759,132
1,110,000 (f) Genesee & Wyoming, Inc 6 .250 04/15/32 1,144,691
2,100,000 (f) Grupo Aeromexico SAB de C.V. 8 .250 11/15/29 2,144,751
975,000 (f) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 1,001,812
592,666 (f) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 576,943
2,260,000 (f) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,245,096
3,450,000 (f) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 3,437,235
3,200,000 (f) Rumo Luxembourg Sarl 4 .200 01/18/32 2,929,280
640,000 (f) Stonepeak Nile Parent LLC 7 .250 03/15/32 677,309
3,000,000 (f) Transnet SOC Ltd 8 .250 02/06/28 3,166,774
3,940,000 (f) XPO, Inc 6 .250 06/01/28 4,017,346
TOTAL TRANSPORTATION 30,041,415
UTILITIES - 3.1%
2,030,000 (f) Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,825,403

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 350,000 AEP Transmission Co LLC 4 .000% 12/01/46 $ 280,416
700,000 Alabama Power Co 4 .150 08/15/44 584,692
2,953,434 (f) Alfa Desarrollo S.p.A 4 .550 09/27/51 2,376,150
3,000,000 Ameren Illinois Co 4 .950 06/01/33 3,064,762
525,000 American Water Capital Corp 3 .000 12/01/26 519,844
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,826,658
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,515,952
500,000 American Water Capital Corp 4 .000 12/01/46 402,117
900,000 American Water Capital Corp 3 .750 09/01/47 691,908
875,000 American Water Capital Corp 5 .700 09/01/55 876,143
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,719,040
250,000 Atmos Energy Corp 4 .125 10/15/44 210,804
3,450,000 Atmos Energy Corp 5 .000 12/15/54 3,137,850
1,325,000 Baltimore Gas and Electric Co 3 .750 08/15/47 1,011,254
1,150,000 (f) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 1,188,755
850,000 (f) California Buyer Ltd 6 .375 02/15/32 851,402
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 665,478
2,000,000 (f) Cikarang Listrindo Tbk PT 5 .650 03/12/35 2,029,055
525,000 (f) Clearway Energy Operating LLC 4 .750 03/15/28 523,856
3,000,000 CMS Energy Corp 6 .500 06/01/55 3,084,810
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,011,879
2,350,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 2,278,098
740,000 Consumers Energy Co 2 .650 08/15/52 457,402
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,404,690
1,411,125 (f) Continuum Green Energy India Pvt 7 .500 06/26/33 1,456,346
725,000 (f) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 747,555
3,025,000 Dominion Energy, Inc 7 .000 06/01/54 3,275,322
1,325,000 Dominion Energy, Inc 6 .625 05/15/55 1,365,356
750,000 DTE Electric Co 3 .650 03/01/52 552,151
1,875,000 DTE Electric Co 5 .400 04/01/53 1,819,547
1,100,000 DTE Electric Co 5 .850 05/15/55 1,128,903
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,647,322
1,500,000 (f) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 1,152,735
2,525,000 (f) Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,372,616
2,350,000 (f) Energuate Trust 2 0 6 .350 09/15/35 2,349,095
800,000 Entergy Louisiana LLC 5 .800 03/15/55 803,967
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,291,583
3,450,000 (f) Eskom Holdings SOC Ltd 8 .450 08/10/28 3,698,730
1,900,000 Exelon Corp 6 .500 03/15/55 1,977,030
2,225,000 (f) Ferrellgas LP 5 .875 04/01/29 2,138,010
1,981,015 (f) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,082,106
3,225,000 Florida Power & Light Co 4 .800 05/15/33 3,287,672
2,520,000 Florida Power & Light Co 3 .990 03/01/49 2,000,231
1,700,000 Florida Power & Light Co 5 .700 03/15/55 1,722,496
750,000 Indiana Michigan Power Co 3 .750 07/01/47 574,286
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 756,468
2,000,000 (f) Israel Electric Corp Ltd 4 .250 08/14/28 1,975,631
775,000 MidAmerican Energy Co 3 .650 04/15/29 765,807
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,160,091
2,300,000 MPLX LP 6 .200 09/15/55 2,280,444
1,000,000 Nevada Power Co 5 .450 05/15/41 990,250
8,135,000 NiSource, Inc 1 .700 02/15/31 7,138,540
1,175,000 NiSource, Inc 5 .850 04/01/55 1,171,297
1,400,000 Northern States Power Co 3 .600 09/15/47 1,054,387
1,955,000 (f) NRG Energy, Inc 2 .450 12/02/27 1,889,253
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,355,158
1,200,000 (f) NRG Energy, Inc 6 .000 02/01/33 1,223,759
960,000 (f) NRG Energy, Inc 6 .250 11/01/34 985,934
525,000 (f) ONEOK, Inc 5 .625 01/15/28 535,615
600,000 (f) Pattern Energy Operations LP 4 .500 08/15/28 591,770
825,000 PECO Energy Co 3 .000 09/15/49 541,430
2,325,000 PECO Energy Co 2 .800 06/15/50 1,455,074

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.1% (continued)
$ 4,000,000 PG&E Corp 7 .375% 03/15/55 $ 4,165,964
50,000 Potomac Electric Power Co 7 .900 12/15/38 62,842
550,000 Public Service Co of Colorado 4 .750 08/15/41 504,016
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,100,880
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,737,302
4,000,000 Public Service Electric and Gas Co 5 .450 03/01/54 3,908,810
1,819,982 (f) Solar Star Funding LLC 3 .950 06/30/35 1,738,431
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 535,024
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 332,519
550,000 (f) Superior Plus LP 4 .500 03/15/29 536,887
2,815,000 (f) Talen Energy Supply LLC 8 .625 06/01/30 2,980,393
2,075,000 (f) Talen Energy Supply LLC 6 .250 02/01/34 2,116,321
1,575,000 (f) Talen Energy Supply LLC 6 .500 02/01/36 1,628,691
2,000,000 (f) TerraForm Power Operating LLC 4 .750 01/15/30 1,943,172
1,322,978 (f) UEP Penonome II S.A. 6 .500 10/01/38 1,178,112
1,575,000 Union Electric Co 5 .450 03/15/53 1,518,062
975,000 Union Electric Co 5 .125 03/15/55 892,909
775,000 Virginia Electric and Power Co 3 .800 09/15/47 593,119
1,775,000 Virginia Electric and Power Co 5 .550 08/15/54 1,720,574
2,175,000 Virginia Electric and Power Co 5 .600 09/15/55 2,112,454
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,518,923
850,000 Wisconsin Power and Light Co 4 .100 10/15/44 681,702
215,000 Xcel Energy, Inc 4 .800 09/15/41 197,483
TOTAL UTILITIES 137,556,975
TOTAL CORPORATE BONDS
(Cost $1,604,770,676) 1,579,940,403
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 40.9%
FOREIGN GOVERNMENT BONDS - 2.9%
1,425,000 (f) Angolan Government International Bond 9 .375 05/08/48 1,251,939
1,780,000 (f) Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,828,963
EUR 1,575,000 (f) Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,565,098
1,000,000 (f) Barbados Government International Bond 8 .000 06/26/35 1,051,000
1,000,000 (f) Benin Government International Bond 8 .375 01/23/41 1,049,103
CLP 320,000,000 (f) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 370,191
BRL 8,750,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 1,401,622
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,722,902
325,000 Brazilian Government International Bond 4 .750 01/14/50 236,437
1,050,000 Brazilian Government International Bond 7 .125 05/13/54 1,037,925
890,000 Brazilian Government International Bond 7 .250 01/12/56 880,299
EUR 875,000 Chile Government International Bond 3 .750 01/14/32 1,042,829
3,575,000 Chile Government International Bond 2 .550 01/27/32 3,203,379
1,400,000 Chile Government International Bond 3 .500 01/31/34 1,286,530
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 622,719
975,000 Colombia Government International Bond 3 .250 04/22/32 821,437
825,000 Colombia Government International Bond 8 .000 11/14/35 879,037
1,600,000 (f) Costa Rica Government International Bond 7 .000 04/04/44 1,752,000
600,000 (f) Dominican Republic Government International Bond 4 .875 09/23/32 576,720
3,850,000 (f) Dominican Republic Government International Bond 5 .875 01/30/60 3,428,810
1,250,000 (f) Dominican Republic International Bond 5 .875 10/28/35 1,252,125
950,000 (f) Eagle Funding Luxco Sarl 5 .500 08/17/30 967,660
928,125 (f) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 914,908
650,162 (f) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 573,118
188,000 (f) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 147,110
1,500,000 (f) Egypt Government International Bond 7 .053 01/15/32 1,560,614
2,475,000 (f) Egypt Government International Bond 8 .500 01/31/47 2,427,933
2,250,000 (f),(h) Egypt Government International Bond 8 .875 05/29/50 2,277,097
1,375,000 (f) Export-Import Bank of India 3 .875 02/01/28 1,366,571
2,000,000 (f) Export-Import Bank of India 2 .250 01/13/31 1,803,392
532,400 (f) Ghana Government International Bond 5 .000 07/03/29 522,108
940,600 (f) Ghana Government International Bond 5 .000 07/03/35 859,338

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 950,000 (f) Guatemala Government International Bond 3 .700% 10/07/33 $ 848,825
700,000 (f) Guatemala Government International Bond 4 .650 10/07/41 604,450
1,250,000 (f) Honduras Government International Bond 5 .625 06/24/30 1,237,500
1,575,000 (f) Honduras Government International Bond 8 .625 11/27/34 1,772,348
710,000 (f) Hungary Government International Bond 6 .125 05/22/28 736,268
1,250,000 (f) Hungary Government International Bond 5 .375 09/26/30 1,283,696
425,000 (f) Hungary Government International Bond 2 .125 09/22/31 366,306
750,000 (f) Hungary Government International Bond 5 .500 03/26/36 747,997
INR 40,000,000 India Government International Bond 7 .180 08/14/33 457,824
225,000 Indonesia Government International Bond 3 .550 03/31/32 213,107
875,000 Indonesia Government International Bond 5 .600 01/15/35 924,387
IDR 14,160,000,000 International Bank for Reconstruction & Development 6 .250 01/19/29 872,460
734,375 (f) Iraq Government International Bond 5 .800 01/15/28 731,411
2,125,000 (f) Ivory Coast Government International Bond 8 .075 04/01/36 2,291,389
625,417 (f) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 626,997
1,500,000 Jamaica Government International Bond 8 .000 03/15/39 1,807,500
1,250,000 (f) Jordan Government International Bond 5 .750 11/12/32 1,226,004
875,000 (f) Jordan Government International Bond 7 .375 10/10/47 877,546
1,000,000 (f) Kazakhstan Government International Bond 5 .500 07/01/37 1,030,672
MXN 29,000,000 Mexican Bonos 7 .750 11/23/34 1,493,619
525,000 Mexico Government International Bond 3 .250 04/16/30 495,863
563,000 Mexico Government International Bond 5 .850 07/02/32 578,432
1,250,000 Mexico Government International Bond 5 .625 09/22/35 1,232,500
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,849,705
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,409,000
2,325,000 Mexico Government International Bond 5 .000 04/27/51 1,868,138
2,500,000 Mexico Government International Bond 6 .400 05/07/54 2,401,250
1,100,000 Mexico Government International Bond 7 .375 05/13/55 1,184,700
2,575,000 (f) Morocco Government International Bond 5 .500 12/11/42 2,450,136
525,000 (f) Morocco Government International Bond 4 .000 12/15/50 382,569
1,250,000 (f) Nigeria Government International Bond 7 .375 09/28/33 1,271,281
1,000,000 (f) Nigeria Government International Bond 10 .375 12/09/34 1,186,290
1,000,000 (f) Nigeria Government International Bond 8 .631 01/13/36 1,073,713
800,000 (f) Oman Government International Bond 6 .000 08/01/29 838,554
1,350,000 (f) Oman Government International Bond 6 .500 03/08/47 1,448,703
2,675,000 (f) OPEC Fund for International Development 4 .500 01/26/26 2,675,598
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,400,250
500,000 (f) Paraguay Government International Bond 6 .000 02/09/36 535,746
1,475,000 (f) Paraguay Government International Bond 5 .400 03/30/50 1,378,268
350,000 (f) Paraguay Government International Bond 6 .650 03/04/55 380,247
780,000 Peruvian Government International Bond 5 .875 08/08/54 771,849
3,040,000 Philippine Government International Bond 4 .200 03/29/47 2,545,111
1,686,900 (f) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 1,292,891
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,827,420
PLN 3,775,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,122,815
3,248,000 Republic of Poland Government International Bond 5 .500 04/04/53 3,116,826
ZAR 19,100,000 Republic of South Africa Government Bond 8 .500 01/31/37 1,140,927
1,500,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,490,799
1,500,000 (f) Republic of South Africa Government International Bond 7 .100 11/19/36 1,610,760
ZAR 9,300,000 Republic of South Africa Government International Bond 8 .750 01/31/44 536,524
2,150,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,833,719
UZS 5,990,000,000 (f) Republic of Uzbekistan International Bond 16 .625 05/29/27 521,277
1,000,000 (f) Republic of Uzbekistan International Bond 3 .700 11/25/30 928,049
750,000 (f) Romanian Government International Bond 5 .875 01/30/29 773,877
RON 3,900,000 Romanian Government International Bond 8 .000 04/29/30 942,477
1,100,000 (f) Romanian Government International Bond 5 .750 03/24/35 1,089,885
1,425,000 (f) Romanian Government International Bond 4 .000 02/14/51 974,092
3,150,000 (f) Rwanda International Government Bond 5 .500 08/09/31 2,920,275
2,050,000 (f) Saudi Government International Bond 5 .000 01/16/34 2,097,004
2,000,000 (f) Saudi Government International Bond 3 .750 01/21/55 1,413,218
1,425,000 (f) Senegal Government International Bond 6 .750 03/13/48 764,434
1,225,000 (f) Serbia Government International Bond 2 .125 12/01/30 1,069,595

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 1,400,000 (f) Serbia Government International Bond 6 .500% 09/26/33 $ 1,497,976
2,400,000 State of Israel 3 .800 05/13/60 1,615,206
EUR 850,000 Turkiye Government International Bond 5 .200 08/17/31 1,038,483
1,000,000 Turkiye Government International Bond 7 .125 07/17/32 1,058,093
1,575,000 Turkiye Government International Bond 7 .625 05/15/34 1,711,205
280,000 (f) Ukraine Government International Bond 1 .750 02/01/29 209,300
410,057 (f) Ukraine Government International Bond 0 .000 02/01/35 231,682
83,380 (f) Ukraine Government International Bond 0 .000 02/01/36 46,901
619,602 (f) Zambia Government International Bond 5 .750 06/30/33 610,101
695,891 (f) Zambia Government International Bond 0 .500 12/31/53 486,513
TOTAL FOREIGN GOVERNMENT BONDS 129,161,447
MORTGAGE BACKED - 23.8%
24,180 Alternative Loan Trust 5 .000 12/25/56 4,044
1,364,120 (a),(f) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 1,184,406
198,456 (a) CHL Mortgage Pass-Through Trust 5 .276 11/20/34 191,296
12,971 CHL Mortgage Pass-Through Trust 5 .250 09/25/35 12,768
79,033 Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 5 .500 07/25/35 78,553
30,264,590 (a),(f) Citigroup Mortgage Loan Trust 0 .153 02/25/52 269,443
3,392,354 (a),(f) Citigroup Mortgage Loan Trust 0 .250 02/25/52 46,949
4,645,870 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6 .974 03/25/42 4,760,806
3,650,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 9.850%) 14 .823 03/25/42 3,993,426
5,665,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .524 06/25/42 5,956,425
3,565,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .474 07/25/42 3,687,991
1,525,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 1,582,323
1,370,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .424 05/25/43 1,437,627
800,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .224 05/25/43 866,020
2,025,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 2,102,267
425,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%) 10 .724 06/25/43 472,311
2,165,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 2,282,461
7,060,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%) 9 .774 07/25/43 7,647,151
2,170,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .424 10/25/43 2,270,804
158 Fannie Mae Pool 7 .000 05/01/26 166
179 Fannie Mae Pool 7 .500 01/01/29 180
134 Fannie Mae Pool 7 .500 02/01/30 138
537,365 Fannie Mae Pool 3 .500 05/01/32 532,857
64,208 Fannie Mae Pool 7 .000 07/01/32 67,426
14,501 Fannie Mae Pool 7 .000 07/01/32 15,227
17,305 Fannie Mae Pool 4 .500 10/01/33 17,305
842,763 Fannie Mae Pool 5 .000 05/01/35 864,491
509,920 Fannie Mae Pool 5 .000 10/01/35 523,496
386,253 Fannie Mae Pool 5 .000 02/01/36 396,696
436,407 Fannie Mae Pool 5 .500 11/01/38 455,497
4,162,808 Fannie Mae Pool 3 .000 05/01/40 3,880,219
1,359,022 Fannie Mae Pool 3 .500 05/01/40 1,300,544
132,979 Fannie Mae Pool 5 .000 09/01/40 136,749
252,290 Fannie Mae Pool 5 .000 05/01/41 259,448
1,794,836 Fannie Mae Pool 4 .000 09/01/42 1,747,589
458,484 Fannie Mae Pool 4 .500 02/01/44 457,923
120,746 Fannie Mae Pool 4 .500 03/01/44 121,294
4,404,692 Fannie Mae Pool 4 .000 05/01/44 4,299,624
442,837 Fannie Mae Pool 4 .500 06/01/44 442,296
1,245,583 Fannie Mae Pool 4 .500 10/01/44 1,240,982
346,364 Fannie Mae Pool 5 .000 11/01/44 356,170
360,759 Fannie Mae Pool 4 .000 01/01/45 351,265
124,724 Fannie Mae Pool 4 .500 03/01/45 124,264
967,204 Fannie Mae Pool 3 .500 05/01/45 921,438
457,243 Fannie Mae Pool 3 .500 01/01/46 433,966
313,792 Fannie Mae Pool 4 .000 04/01/46 303,198
219,363 Fannie Mae Pool 3 .500 06/01/46 207,601
2,502,583 Fannie Mae Pool 3 .500 07/01/46 2,368,985
3,046,858 Fannie Mae Pool 3 .500 07/01/46 2,905,424
60,482 Fannie Mae Pool 3 .000 08/01/46 54,885

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,254,412 Fannie Mae Pool 3 .000% 10/01/46 $ 1,114,917
845,362 Fannie Mae Pool 3 .500 10/01/46 799,936
1,165,992 Fannie Mae Pool 4 .500 05/01/47 1,173,554
902,346 Fannie Mae Pool 3 .500 11/01/47 859,428
7,492,939 Fannie Mae Pool 3 .500 01/01/48 7,069,610
3,949,406 Fannie Mae Pool 4 .500 01/01/48 3,925,430
769,119 Fannie Mae Pool 4 .500 02/01/48 764,450
2,575,204 Fannie Mae Pool 4 .500 05/01/48 2,559,570
1,698,328 Fannie Mae Pool 4 .500 05/01/48 1,688,018
4,934,240 Fannie Mae Pool 2 .500 08/01/51 4,251,980
2,656,956 Fannie Mae Pool 3 .000 09/01/51 2,399,362
3,628,915 Fannie Mae Pool 2 .500 12/01/51 3,095,276
411,484 Fannie Mae Pool 2 .500 01/01/52 350,948
7,328,074 Fannie Mae Pool 2 .500 02/01/52 6,280,565
401,193 Fannie Mae Pool 3 .000 02/01/52 355,616
9,146,375 Fannie Mae Pool 3 .500 02/01/52 8,557,401
6,307,161 Fannie Mae Pool 3 .000 04/01/52 5,650,095
3,899,509 Fannie Mae Pool 3 .000 04/01/52 3,458,771
11,025 Fannie Mae Pool 3 .500 04/01/52 10,217
2,410,234 Fannie Mae Pool 3 .000 05/01/52 2,158,745
22,192,618 Fannie Mae Pool 4 .000 05/01/52 21,153,143
1,808,627 Fannie Mae Pool 3 .500 06/01/52 1,676,668
9,131,776 Fannie Mae Pool 4 .000 06/01/52 8,714,958
2,602,469 Fannie Mae Pool 4 .500 06/01/52 2,553,125
18,157,722 Fannie Mae Pool 4 .000 07/01/52 17,328,897
2,479,632 Fannie Mae Pool 4 .500 07/01/52 2,431,849
1,521,073 Fannie Mae Pool 4 .500 07/01/52 1,490,504
5,774,600 Fannie Mae Pool 4 .000 08/01/52 5,483,590
15,312,233 Fannie Mae Pool 4 .500 08/01/52 15,010,834
21,130,063 Fannie Mae Pool 5 .000 08/01/52 21,162,580
51,162,351 Fannie Mae Pool 4 .000 09/01/52 48,743,798
69,475,204 Fannie Mae Pool 4 .500 09/01/52 68,100,505
14,849,734 Fannie Mae Pool 5 .000 09/01/52 14,872,586
18,000,049 Fannie Mae Pool 4 .000 10/01/52 17,151,943
15,508,810 Fannie Mae Pool 4 .500 10/01/52 15,211,539
7,433,308 Fannie Mae Pool 5 .000 10/01/52 7,456,245
4,489,637 Fannie Mae Pool 4 .000 11/01/52 4,283,314
6,835,359 Fannie Mae Pool 4 .500 11/01/52 6,697,997
4,362,074 Fannie Mae Pool 4 .500 12/01/52 4,274,868
4,640,821 Fannie Mae Pool 5 .500 12/01/52 4,729,826
126,410 Fannie Mae Pool 5 .000 01/01/53 126,643
11,645,992 Fannie Mae Pool 5 .000 02/01/53 11,661,517
6,963,875 Fannie Mae Pool 5 .500 02/01/53 7,067,289
27,190,376 Fannie Mae Pool 5 .000 04/01/53 27,223,819
2,355,527 Fannie Mae Pool 5 .000 06/01/53 2,373,822
15,679,630 Fannie Mae Pool 5 .500 06/01/53 15,952,295
21,128,211 Fannie Mae Pool 5 .000 08/01/53 21,137,859
4,902,695 Fannie Mae Pool 5 .500 08/01/53 4,985,690
38,670,215 Fannie Mae Pool 5 .500 10/01/53 39,315,920
3,230,384 Fannie Mae Pool 5 .500 04/01/54 3,278,251
33,075,186 Fannie Mae Pool 5 .500 05/01/54 33,563,599
5,510,906 Fannie Mae Pool 6 .000 06/01/54 5,660,182
76,794,180 Fannie Mae Pool 5 .500 10/01/54 77,900,726
253,653 (a) Fannie Mae REMIC Trust 2 .288 12/25/42 95,161
1,526,377 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .961 09/25/43 156,185
2,597,926 Fannie Mae REMICS 3 .500 02/25/48 2,341,549
1,856,218 Fannie Mae REMICS 4 .000 07/25/48 1,774,349
4,285,912 Fannie Mae REMICS 2 .000 08/25/50 539,861
3,974,997 Fannie Mae REMICS 2 .000 10/25/50 2,815,118
10,529,136 Fannie Mae REMICS 2 .500 11/25/50 1,460,528
3,663,854 Fannie Mae REMICS 3 .000 12/25/50 631,469
68,807 Fannie Mae REMICS 3 .000 02/25/51 13,220

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 4,304,124 Fannie Mae REMICS 2 .500% 11/25/51 $ 471,091
6,655,524 Fannie Mae REMICS 3 .500 04/25/52 5,201,758
1,599,658 Fannie Mae REMICS 4 .000 05/25/52 1,309,704
4,271,397 Fannie Mae REMICS 4 .500 07/25/52 3,859,531
2,518,266 Fannie Mae REMICS 4 .500 08/25/52 2,198,910
1,896,347 Fannie Mae REMICS 4 .000 09/25/52 1,682,181
2,204,789 Fannie Mae REMICS 4 .000 09/25/52 1,964,681
1,839,899 Fannie Mae REMICS 4 .500 10/25/52 1,760,786
2,100,262 Fannie Mae REMICS 4 .500 10/25/52 2,029,936
3,414,670 Fannie Mae REMICS 5 .500 11/25/52 3,488,873
225 Freddie Mac Gold Pool 8 .000 01/01/31 228
60,796 Freddie Mac Gold Pool 7 .000 12/01/33 63,905
11,475 Freddie Mac Gold Pool 4 .500 10/01/34 11,413
10,382 Freddie Mac Gold Pool 7 .000 05/01/35 10,913
653,649 Freddie Mac Gold Pool 5 .000 06/01/36 671,939
303,443 Freddie Mac Gold Pool 4 .500 10/01/44 302,679
48,485 Freddie Mac Gold Pool 4 .500 11/01/44 48,363
96,923 Freddie Mac Gold Pool 4 .500 11/01/44 96,679
49,788 Freddie Mac Gold Pool 4 .500 12/01/44 49,170
47,883 Freddie Mac Gold Pool 4 .500 12/01/44 47,762
417,958 Freddie Mac Gold Pool 3 .500 04/01/45 398,366
1,513,759 Freddie Mac Gold Pool 3 .500 08/01/45 1,443,803
855,787 Freddie Mac Gold Pool 3 .500 10/01/45 813,756
842,559 Freddie Mac Gold Pool 4 .500 06/01/47 840,439
931,385 Freddie Mac Gold Pool 4 .000 09/01/47 901,001
1,109,153 Freddie Mac Gold Pool 3 .500 12/01/47 1,050,516
5,989,845 Freddie Mac Gold Pool 4 .500 08/01/48 5,960,537
28,500,442 Freddie Mac Pool 3 .000 11/01/49 25,731,547
4,592,369 Freddie Mac Pool 3 .000 11/01/51 4,166,336
2,894,544 Freddie Mac Pool 3 .000 11/01/51 2,609,438
538,766 Freddie Mac Pool 3 .000 11/01/51 490,357
841,219 Freddie Mac Pool 3 .000 11/01/51 763,917
2,546,286 Freddie Mac Pool 3 .000 02/01/52 2,257,333
3,443,730 Freddie Mac Pool 3 .000 03/01/52 3,052,019
453,770 Freddie Mac Pool 2 .500 04/01/52 386,713
2,605,321 Freddie Mac Pool 4 .000 04/01/52 2,486,817
11,881,666 Freddie Mac Pool 3 .000 05/01/52 10,546,063
442,038 Freddie Mac Pool 3 .000 06/01/52 393,598
28,336 Freddie Mac Pool 3 .000 06/01/52 25,110
5,484,586 Freddie Mac Pool 4 .500 06/01/52 5,378,333
5,552,088 Freddie Mac Pool 4 .500 07/01/52 5,442,805
5,449,926 Freddie Mac Pool 4 .500 07/01/52 5,344,344
7,191,468 Freddie Mac Pool 5 .000 06/01/53 7,198,460
330,057 Freddie Mac Pool 5 .000 08/01/53 330,463
11,183,164 Freddie Mac Pool 5 .500 08/01/53 11,375,924
3,867,076 Freddie Mac REMICS 3 .500 01/15/47 3,551,477
637,985 Freddie Mac REMICS 4 .000 10/15/47 605,840
1,166,272 Freddie Mac REMICS 4 .000 11/15/47 1,116,974
3,126,093 Freddie Mac REMICS 4 .000 01/15/48 2,993,151
3,442,620 Freddie Mac REMICS 4 .000 03/15/48 3,294,348
923,804 Freddie Mac REMICS 4 .000 04/15/48 883,823
3,132,485 Freddie Mac REMICS 4 .000 04/15/48 2,986,658
2,284,287 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .363 06/15/48 2,108,119
1,622,050 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .283 10/15/48 1,447,281
3,142,712 Freddie Mac REMICS 2 .000 09/25/50 2,166,298
1,907,284 Freddie Mac REMICS 2 .000 09/25/50 235,239
2,958,889 Freddie Mac REMICS 3 .000 10/25/50 2,159,700
12,620,902 Freddie Mac REMICS 2 .500 02/25/51 2,128,581
1,535,888 Freddie Mac REMICS 4 .000 08/25/52 1,375,721
2,835,064 Freddie Mac REMICS 4 .500 10/25/52 2,672,384
3,468,210 Freddie Mac REMICS 5 .500 11/25/52 3,569,269
4,425,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .974 01/25/42 4,661,684

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 890,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106% 02/25/42 $ 925,532
4,982,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 8.500%) 13 .788 02/25/42 5,342,790
1,890,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 9.750%) 15 .087 04/25/42 2,078,272
7,670,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .374 06/25/42 8,072,492
6,060,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7 .874 07/25/42 6,334,744
2,675,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .574 09/25/42 2,791,926
510,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 529,005
285,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .115 04/25/43 296,852
1,795,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%) 7 .374 05/25/43 1,881,565
12,859 (a),(f) Freddie Mac STACR Securitized Participation Interests Trust 3 .784 02/25/48 12,572
226,398 (a),(f) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 220,823
219,003 (a),(f) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 213,085
18,533 Ginnie Mae I Pool 5 .000 02/15/33 18,602
50,124 Ginnie Mae I Pool 5 .000 09/15/33 51,096
2,611,524 Ginnie Mae I Pool 3 .700 10/15/33 2,538,728
5,965 Ginnie Mae I Pool 5 .500 04/15/34 6,173
7,674 Ginnie Mae I Pool 5 .000 04/15/38 7,857
2,410,114 Ginnie Mae II Pool 2 .500 02/20/52 2,032,311
5,952,925 Ginnie Mae II Pool 3 .500 07/20/52 5,473,885
3,801,309 Ginnie Mae II Pool 4 .000 08/20/52 3,616,051
10,386,794 Ginnie Mae II Pool 4 .500 08/20/52 10,197,152
6,985,606 Ginnie Mae II Pool 4 .000 09/20/52 6,654,518
2,986,395 Ginnie Mae II Pool 4 .500 03/20/53 2,927,551
5,792,728 Government National Mortgage Association 5 .000 01/20/40 1,152,344
2,668,909 Government National Mortgage Association 4 .500 03/20/40 462,693
4,322,398 Government National Mortgage Association 5 .000 03/20/40 818,326
2,959,567 Government National Mortgage Association 2 .500 12/20/43 2,673,209
1,046,673 Government National Mortgage Association 3 .000 03/20/45 946,539
1,414,564 Government National Mortgage Association 4 .000 06/20/46 153,687
1,526,803 Government National Mortgage Association 5 .000 09/20/46 282,089
5,695,785 Government National Mortgage Association 3 .000 11/20/51 4,208,776
8,099,670 Government National Mortgage Association 3 .000 12/20/51 6,080,377
5,300,804 Government National Mortgage Association 3 .000 01/20/52 4,056,964
6,702,591 Government National Mortgage Association 3 .000 02/20/52 4,710,577
4,711,002 Government National Mortgage Association 4 .000 04/20/52 3,961,686
4,261,535 Government National Mortgage Association 5 .000 04/20/52 774,975
2,406,989 Government National Mortgage Association 4 .000 07/20/52 2,058,003
3,821,684 Government National Mortgage Association 4 .500 09/20/52 3,579,321
3,731,870 Government National Mortgage Association 4 .500 09/20/52 3,497,409
3,083,855 Government National Mortgage Association 4 .500 09/20/52 2,995,805
2,137,532 Government National Mortgage Association 4 .500 09/20/52 1,928,343
2,515,607 Government National Mortgage Association 4 .500 02/20/53 2,392,258
2,242,974 Government National Mortgage Association 5 .500 02/20/53 2,265,443
3,312,361 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .032 05/20/53 265,804
12,416,592 (a) Government National Mortgage Association, (SOFR30A + 26.100%) 9 .058 07/20/53 13,501,413
2,459,600 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 7 .926 08/20/53 2,713,061
33,983,570 (a),(f) GS Mortgage-Backed Securities Corp Trust 0 .145 08/25/51 282,872
6,231,742 (a),(f) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,165,541
3,588,202 (a),(f) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,975,409
1,186,367 (a),(f) GS Mortgage-Backed Securities Trust 2 .820 05/28/52 1,000,325
3,218,548 (a),(f) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 2,794,525
105,595 GSR Mortgage Loan Trust 6 .000 01/25/35 102,750
42,778 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4 .506 03/25/35 40,544
4,810,000 (a),(f) Imperial Fund Mortgage Trust 2 .383 06/25/56 3,723,207
274,344 (a),(f) J.P. Morgan Mortgage Trust 3 .240 10/25/52 228,495
83,873 (a) JP Morgan Mortgage Trust 6 .305 11/25/33 83,434
155,547 (a),(f) JP Morgan Mortgage Trust 3 .500 05/25/47 141,542
273,966 (a),(f) JP Morgan Mortgage Trust 3 .500 10/25/48 247,267
80,493 (a),(f) JP Morgan Mortgage Trust 4 .000 01/25/49 75,261
9,251,029 (a),(f) JP Morgan Mortgage Trust 0 .116 06/25/51 58,371
16,384,854 (a),(f) JP Morgan Mortgage Trust 0 .106 11/25/51 94,634
1,954,253 (a),(f) JP Morgan Mortgage Trust 2 .500 11/25/51 1,620,653

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 17,169,703 (a),(f) JP Morgan Mortgage Trust 0 .112% 12/25/51 $ 106,035
2,293,057 (a),(f) JP Morgan Mortgage Trust 2 .500 12/25/51 1,901,620
403,251 (a),(f) JP Morgan Mortgage Trust 2 .836 12/25/51 330,495
3,334,687 (a),(f) JP Morgan Mortgage Trust 2 .500 01/25/52 2,764,149
3,811,197 (a),(f) JP Morgan Mortgage Trust 0 .500 04/25/52 112,206
2,018,139 (a),(f) JP Morgan Mortgage Trust 3 .342 04/25/52 1,743,859
1,291,609 (a),(f) JP Morgan Mortgage Trust 3 .342 04/25/52 1,101,932
982,161 (a),(f) JP Morgan Mortgage Trust 3 .342 04/25/52 814,546
4,910,216 (a),(f) JP Morgan Mortgage Trust 2 .500 06/25/52 4,070,118
690,791 (a),(f) JP Morgan Mortgage Trust 3 .000 06/25/52 606,680
7,332,887 (f) JP Morgan Mortgage Trust 0 .224 07/25/52 70,136
5,284,119 (a),(f) JP Morgan Mortgage Trust 2 .500 07/25/52 4,380,049
5,280,072 (a),(f) JP Morgan Mortgage Trust 3 .250 07/25/52 4,741,296
5,478,116 (a),(f) JP Morgan Mortgage Trust 3 .000 08/25/52 4,752,718
3,502,190 (a),(f) JP Morgan Mortgage Trust 3 .000 10/25/52 3,038,439
1,963,405 (a),(f) JP Morgan Mortgage Trust 3 .000 11/25/52 1,704,739
3,092,686 (a),(f) JP Morgan Mortgage Trust 3 .000 04/25/53 2,683,160
893,036 (a),(f) JP Morgan Mortgage Trust 5 .000 06/25/53 882,565
1,250,251 (a),(f) JP Morgan Mortgage Trust 5 .500 06/25/53 1,254,461
2,942,481 (a),(f) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,439,927
2,393,277 (a),(f) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,160,293
2,338,466 (a),(f) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,938,374
2,165,513 (a),(f) OBX 3 .000 01/25/52 1,878,761
2,700,000 (a),(f) OBX Trust 2 .451 05/25/61 1,783,421
1,009,423 (a),(f) RCKT Mortgage Trust 3 .008 09/25/51 825,787
5,391,487 (a),(f) RCKT Mortgage Trust 2 .500 02/25/52 4,470,729
2,209,323 (a),(f) RCKT Mortgage Trust 3 .000 05/25/52 1,918,259
155,274 (a),(f) RCKT Mortgage Trust 3 .187 05/25/52 132,191
73,130 (a),(f) Sequoia Mortgage Trust 4 .000 06/25/49 69,205
479,434 (a),(f) Sequoia Mortgage Trust 3 .500 12/25/49 431,719
2,060,834 (a),(f) Sequoia Mortgage Trust 2 .500 06/25/51 1,720,638
7,451,735 (a),(f) Sequoia Mortgage Trust 4 .000 11/25/55 6,924,514
207,533 (a),(f) Shellpoint Co-Originator Trust 3 .500 10/25/47 191,984
13,031,000 (a),(f) Verus Securitization Trust 3 .288 11/25/66 10,631,564
965,000 (a),(f) Verus Securitization Trust 7 .451 02/25/68 963,730
1,053,145 (a),(f) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 915,386
7,186,450 (a),(f) Wells Fargo Mortgage Backed Securities Trust 3 .304 08/25/51 6,157,726
TOTAL MORTGAGE BACKED 1,060,328,093
MUNICIPAL BONDS - 0.1%
4,195,000 (f) Virgin Islands Water & Power Authority-Electric System 10 .250 07/01/26 4,200,542
TOTAL MUNICIPAL BONDS 4,200,542
U.S. TREASURY SECURITIES - 14.1%
1,061,000 United States Treasury Note 4 .125 11/30/31 1,076,956
4,025,000 United States Treasury Note 4 .375 01/31/32 4,136,945
4,926,000 United States Treasury Note 4 .125 07/31/32 4,951,785
6,425,000 United States Treasury Note 4 .625 11/15/44 6,295,998
1,515,000 United States Treasury Note/Bond 3 .375 11/30/27 1,512,100
622,000 United States Treasury Note/Bond 3 .375 12/31/27 620,785
2,557,000 United States Treasury Note/Bond 3 .500 12/15/28 2,554,004
100,000 United States Treasury Note/Bond 3 .500 04/30/30 99,277
159,466,000 United States Treasury Note/Bond 3 .625 12/31/30 158,706,046
300 United States Treasury Note/Bond 4 .250 02/28/31 307
2,231,000 United States Treasury Note/Bond 4 .125 05/31/32 2,260,282
1,300,000 United States Treasury Note/Bond 3 .875 08/31/32 1,296,598
27,485,000 United States Treasury Note/Bond 4 .000 11/15/35 27,089,903
30,500,000 United States Treasury Note/Bond 1 .750 08/15/41 20,579,160
14,775,000 United States Treasury Note/Bond 2 .000 11/15/41 10,311,911
1,823,000 United States Treasury Note/Bond 3 .250 05/15/42 1,520,354
211,155,000 United States Treasury Note/Bond 4 .125 08/15/44 193,792,451
1,085,000 United States Treasury Note/Bond 4 .750 02/15/45 1,079,490
5,300,000 United States Treasury Note/Bond 5 .000 05/15/45 5,440,781
23,410,000 United States Treasury Note/Bond 4 .625 11/15/45 22,875,959

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 135,110,000 United States Treasury Note/Bond 2 .250% 02/15/52 $ 81,973,770
69,030,000 United States Treasury Note/Bond 4 .750 08/15/55 67,865,119
10,000,000 United States Treasury Note/Bond 4 .625 11/15/55 9,634,375
TOTAL U.S. TREASURY SECURITIES 625,674,356
TOTAL GOVERNMENT BONDS
(Cost $1,904,329,259) 1,819,364,438
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.2%
1,987,000 Nuveen Securitized Income Etf 50,012,790
1,982,716 (h) Nuveen Ultra Short Income ETF 50,014,011
TOTAL INVESTMENT COMPANIES
(Cost $99,934,870) 100,026,801
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0.1%
34,686 Morgan Stanley 867,150
139,125 Morgan Stanley 3,543,514
TOTAL FINANCIAL SERVICES 4,410,664
TOTAL PREFERRED STOCKS
(Cost $4,394,529) 4,410,664
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.2%
ASSET BACKED - 4.4%
893,692 (f) AASET Trust, Series 2020 1A 6 .413 01/16/40 875,818
2,010,561 (f) Apollo aviation securitization, Series 2021 2A 2 .798 01/15/47 1,907,166
5,000,000 (f) Applebee's Funding LLC / IHOP Funding LLC, Series 6 .720 06/07/55 5,029,990
1,350,000 BANK, Series 2019 BN18 3 .977 05/15/62 1,211,043
2,550,000 BANK, Series 2025 BNK51 5 .290 12/25/67 2,628,341
4,000,000 BANK, Series 2025 BNK51 5 .544 12/25/67 4,121,330
2,000,000 BANK5, Series 2025 5YR19 5 .270 12/15/58 2,068,860
2,000,000 BANK5, Series 2025 5YR19 5 .611 12/15/58 2,066,810
2,700,000 (a),(f) BLP Commercial Mortgage Trust, (TSFR1M + 2.050%), Series 2025 IND2 5 .800 12/15/42 2,709,201
4,000,000 (a),(f) BOCA Commercial Mortgage Trust, (TSFR1M + 1.600%), Series 2025 BOCA 5 .450 12/15/42 4,011,871
510,708 (f) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 507,473
1,422,140 (f) British Airways Pass Through Trust, Series 2020 A 3 .800 09/20/31 1,395,029
5,100,000 (f) Capital Automotive REIT, Series 2020 1A 4 .520 02/15/50 4,994,970
3,123,110 (f) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 3,054,470
2,437,500 (f) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 2,351,073
2,500,000 (f) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4 .690 12/15/50 2,370,420
44,224 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6 3 .129 07/25/36 44,028
6,451,318 (a),(f) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .847 04/07/52 645
3,112 Centex Home Equity, Series 2002 A 5 .540 01/25/32 3,113
6,296,164 (f) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 3,925,503
2,806,290 (f) CF Hippolyta LLC, Series 2020 1 2 .600 07/15/60 1,784,424
10,011,767 (f) CF Hippolyta LLC, Series 2021 1A 1 .530 03/15/61 8,081,687
8,482,028 (f) CF Hippolyta LLC, Series 2021 1A 1 .980 03/15/61 5,163,072
2,000,000 (a),(f) CIFC Funding, (TSFR3M + 1.550%), Series 2021 2A 5 .307 01/15/39 2,002,250
5,500,000 (f) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 5,563,417
5,000,000 (f) Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025 4A 5 .536 12/20/55 5,024,174
17,628 Countrywide Asset-Backed Certificates (Step Bond), Series 2002 S4 5 .216 10/25/27 15,336
8,850,000 (f) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 8,727,959
3,046,875 (f) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 3,004,704
2,280,000 (f) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 2,236,485
2,784,000 (f) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 2,634,697
8,200,000 (f) Domino's Pizza Master Issuer LLC, Series 2025 1A 4 .930 07/25/55 8,241,485
3,250,000 (a),(f) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), Series 2024 1A 7 .484 04/18/37 3,266,117
3,860,000 (f) EWC Master Issuer LLC, Series 2022 1A 5 .500 03/15/52 3,815,208
3,000,000 (a),(f) GSJP Trust, (TSFR1M + 1.500%), Series 2025 BEDS 5 .261 12/15/42 3,005,825
160,733 (f) HERO Funding Trust, Series 2017 2A 3 .280 09/20/48 147,797

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 321,465 (f) HERO Funding Trust, Series 2017 2A 4 .070% 09/20/48 $ 305,698
1,000,000 (f) Hertz Vehicle Financing III LLC, Series 2025 6A 0 .000 05/25/32 994,177
6,550,000 (f) HIFI A2, Series 2022 1A 3 .939 02/01/62 6,472,994
453,328 (f) Hilton Grand Vacations Trust, Series 2019 AA 2 .840 07/25/33 451,905
12,358 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 12,216
669,403 (f) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 657,993
4,517,098 (f) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 4,414,740
2,867,985 (c),(f) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,605,564
990,159 (c),(f) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 1,000,524
5,000,000 (f) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 4,998,500
1,317,726 (f) Lunar Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 1,276,504
1,000,000 (a),(f) Magnetite XXIII Ltd, (TSFR3M + 6.562%), Series 2019 23A 7 .484 01/25/35 1,005,206
87,989 Mid-State Capital Corp Trust, Series 2005 1 5 .745 01/15/40 87,939
444,178 (f) MVW LLC, Series 2021 2A 2 .230 05/20/39 423,560
1,000,000 (f) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 4 .230 01/20/51 533,572
4,425,000 (f) Onemain Financial Issuance Trust, Series 2025 1A 5 .200 07/14/38 4,482,394
6,000,000 (f) Oportun Issuance Trust, Series 2025 B 6 .450 05/09/33 5,990,142
1,600,000 (f) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 1,606,683
600,000 (f) Progress Residential Trust, Series 2021 SFR9 2 .711 11/17/40 563,500
4,930,000 (f) QTS Issuer ABS I LLC, Series 2025 1A 5 .439 05/25/55 4,963,520
3,400,509 (f) Sierra Receivables Funding Co, Series 2025 3A 4 .640 08/22/44 3,413,166
443,515 (f) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1 .790 11/20/37 442,672
1,713,003 (f) START Ireland, Series 2019 1 5 .095 03/15/44 1,709,806
82,477 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .746 09/25/34 79,546
4,950,000 (f) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 5,018,029
4,563,713 (f) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 4,446,038
4,833,900 (f) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 4,506,350
3,252,980 United Airlines Pass Through Trust, Series 2018 1 3 .700 03/01/30 3,105,126
2,715,000 (f) Uniti Fiber Abs Issuer LLC, Series 2025 2A 5 .177 01/20/56 2,714,818
1,096,961 (f) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 1,072,010
919,725 (f) Wendys Funding LLC, Series 2018 1A 3 .884 03/15/48 903,999
5,543,781 (f) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 5,166,616
2,015,000 (f) Westlake Automobile Receivables Trust, Series 2025 2A 4 .850 01/15/31 2,028,448
2,000,000 (f) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 2,003,990
5,000,000 (f) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 5,085,393
2,250,000 (f) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 2,333,480
TOTAL ASSET BACKED 194,868,609
OTHER MORTGAGE BACKED - 10.8%
8,000,000 (f) 225 Liberty Street Trust, Series 2016 225L 3 .597 02/10/36 7,842,551
125,537 (a),(f) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 116,791
2,000,000 (a),(f) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5 .500 06/15/35 2,006,505
4,500,000 (a),(f) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP 5 .750 06/15/35 4,515,697
2,500,000 (a),(f) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP 6 .750 06/15/35 2,510,081
1,895,000 (a),(f) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7 .012 07/15/41 1,899,868
3,000,000 (a),(f) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6 .101 02/15/42 3,006,353
2,406,469 (a) BANK, Series 2017 BNK8 3 .946 11/15/50 2,221,940
3,000,000 (f) BANK, Series 2019 BN21 2 .500 10/17/52 2,252,312
1,000,000 BANK, Series 2019 BN21 3 .093 10/17/52 941,275
1,000,000 BANK, Series 2019 BN23 3 .455 12/15/52 906,496
2,000,000 BANK, Series 2020 BN30 1 .925 12/15/53 1,766,124
1,750,000 BANK, Series 2024 BNK48 5 .053 10/15/57 1,781,728
1,696,000 BANK, Series 2019 BN20 3 .011 09/15/62 1,605,935
1,760,000 (a) Barclays Commercial Mortgage S, Series 2024 C26 6 .094 05/15/57 1,872,124
4,500,000 (a),(f) BBCMS Mortgage Trust, Series 2018 CHRS 4 .267 08/05/38 3,847,558
1,500,000 (f) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 1,477,556
2,000,000 (f) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 1,947,355
2,500,000 (a),(f) BBCMS Trust, Series 2015 SRCH 4 .957 08/10/35 2,379,660
1,791,968 (a) Benchmark, Series 2018 B4 4 .311 07/15/51 1,742,832
1,769,000 (a),(f) Benchmark Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 1,487,763
2,800,000 (a),(f) Benchmark Mortgage Trust, Series 2020 IG3 3 .099 09/15/48 2,315,683
5,000,000 (a),(f) Benchmark Mortgage Trust, Series 2020 IG3 3 .536 09/15/48 4,860,806
3,240,000 (a) Benchmark Mortgage Trust, Series 2018 B2 4 .292 02/15/51 2,518,452

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 3,035,000 (a) Benchmark Mortgage Trust, Series 2018 B3 4 .553% 04/10/51 $ 2,674,039
2,000,000 Benchmark Mortgage Trust, Series 2018 B8 4 .232 01/15/52 1,985,357
1,754,258 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,676,031
1,200,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 1,128,401
1,000,000 (a) Benchmark Mortgage Trust, Series 2018 B7 4 .510 05/15/53 1,004,703
6,500,000 (a) Benchmark Mortgage Trust, Series 2021 B23 2 .563 02/15/54 4,784,838
3,520,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 3,158,761
2,230,000 Benchmark Mortgage Trust, Series 2021 B27 2 .390 07/15/54 1,991,262
2,000,000 Benchmark Mortgage Trust, Series 2023 B38 5 .626 04/15/56 2,041,369
3,675,000 Benchmark Mortgage Trust, Series 2023 B39 5 .750 07/15/56 3,893,868
3,915,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 3,298,557
1,900,000 (a) Benchmark Mortgage Trust, Series 2019 B14 3 .773 12/15/62 1,362,491
1,500,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C), Series 0 .000 08/15/52 1,234,902
2,000,000 (a),(f) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK 8 .608 10/15/41 2,014,765
1,760,000 (a),(f) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5 .507 12/15/42 1,765,127
1,500,000 (a),(f) BX Trust, (TSFR1M + 1.700%), Series 2025 VLT7 5 .450 07/15/44 1,504,814
2,000,000 (a),(f) BXP Trust, Series 2021 601L 2 .775 01/15/44 1,657,291
2,250,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1 4 .352 05/15/52 1,923,129
1,800,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .879 11/10/49 1,472,905
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2 3 .972 11/10/49 610,295
1,400,000 (a) CD Mortgage Trust, Series 2017 CD3 4 .575 02/10/50 517,179
4,000,000 (a),(f) Century Plaza Towers, Series 2019 CPT 2 .997 11/13/39 3,351,448
215,206 (a),(f) CF Mortgage Trust, Series 2020 P1 2 .840 04/15/52 213,973
8,750,000 (a),(f) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 8,144,543
5,250,000 (a) CFCRE Commercial Mortgage Trust, Series 2016 C6 3 .502 11/10/49 5,117,869
154,030 (a),(f) CIM Trust, Series 2021 J2 2 .671 04/25/51 127,966
2,250,000 (a),(f) CIP Commercial Mortgage Trust, (TSFR1M + 2.300%), Series 2025 SBAY 6 .400 10/15/37 2,258,078
486,533 (a),(f) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .599 07/10/47 468,063
1,355,577 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .758 04/10/48 1,312,720
1,650,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .976 04/10/48 1,507,584
2,717,806 Citigroup Commercial Mortgage Trust, Series 2016 GC37 4 .233 04/10/49 2,673,422
3,500,000 (a) Citigroup Commercial Mortgage Trust, Series 2016 P3 4 .271 04/15/49 3,256,917
2,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2018 B2 4 .179 03/10/51 1,966,310
1,670,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 1,547,334
2,000,000 (a),(f) COLT Mortgage Loan Trust, Series 2025 11 5 .952 11/25/70 2,006,608
3,287,000 (a),(f) COLT Mortgage Loan Trust, Series 2025 12 5 .681 01/26/71 3,310,319
2,874,490 (a),(f) COMM Mortgage Trust, Series 2013 LC13 5 .370 08/10/46 2,699,505
2,749,079 (a) COMM Mortgage Trust, Series 2014 CR14 3 .792 02/10/47 2,691,624
2,901,749 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 2,824,183
5,150,000 (a),(f) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 2,408,604
2,500,000 (f) COMM Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,480,425
2,600,000 (a),(f) COMM Mortgage Trust, Series 2015 CR22 3 .699 03/10/48 2,088,389
3,340,500 (a) COMM Mortgage Trust, Series 2015 CR22 3 .699 03/10/48 3,137,050
177,911 (a) COMM Mortgage Trust, Series 2015 CR23 4 .188 05/10/48 173,152
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 2,299,063
2,811,587 (a) COMM Mortgage Trust, Series 2015 CR24 4 .208 08/10/48 2,736,377
3,175,000 (a) COMM Mortgage Trust, Series 2015 CR26 4 .613 10/10/48 3,007,570
2,000,000 COMM Mortgage Trust, Series 2018 COR3 4 .228 05/10/51 1,971,538
2,500,000 (a) COMM Mortgage Trust, Series 2018 COR3 4 .516 05/10/51 2,157,112
2,475,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .874 04/25/42 2,530,672
2,500,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 7.000%), Series 2022 R05 10 .874 04/25/42 2,665,555
15,060,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 15,613,916
6,005,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .624 09/25/42 6,371,140
9,681,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 10,121,481
1,850,000 (a),(f) CSMC, Series 2019 NQM1 3 .388 10/25/59 1,797,857
1,799,583 (a),(f) CSMC, Series 2021 NQM1 2 .130 05/25/65 1,451,532
1,550,000 (f) DB Master Finance LLC, Series 2025 1A 4 .891 08/20/55 1,553,172
5,065,000 DBJPMortgage Trust, Series 2016 C1 3 .539 05/10/49 5,020,375
2,425,000 DBJPMortgage Trust, Series 2020 C9 1 .926 08/15/53 2,174,720
3,000,000 (a),(f) EFMT, Series 2025 NQM5 5 .770 11/25/70 3,007,154
1,750,000 (a),(f) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 1,792,326
742,888 (a),(f) Flagstar Mortgage Trust, Series 2017 2 3 .969 10/25/47 684,186

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 24,383 (a),(f) Flagstar Mortgage Trust, Series 2018 5 4 .000% 09/25/48 $ 22,977
1,142,982 (a),(f) Flagstar Mortgage Trust, Series 2021 2 2 .500 04/25/51 947,783
1,508,568 (a),(f) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 1,250,841
2,521,116 (a),(f) Flagstar Mortgage Trust, Series 2021 5INV 2 .500 07/25/51 2,089,774
994,883 (a),(f) Flagstar Mortgage Trust, Series 2021 5INV 3 .333 07/25/51 827,624
347,815 (a),(f) Flagstar Mortgage Trust, Series 2021 7 2 .923 08/25/51 288,595
7,073,854 (a),(f) Flagstar Mortgage Trust, Series 2021 10IN 3 .000 10/25/51 6,141,919
1,279,157 (a),(f) Flagstar Mortgage Trust, Series 2021 10IN 3 .498 10/25/51 1,068,735
540,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 565,546
2,250,000 (a) GS Mortgage Securities Trust, Series 2016 GS3 3 .966 10/10/49 2,169,352
3,725,000 (a) GS Mortgage Securities Trust, Series 2016 GS4 3 .908 11/10/49 3,481,742
2,000,000 (f) GS Mortgage Securities Trust, Series 2017 GS7 3 .000 08/10/50 1,667,657
1,500,000 (a) GS Mortgage Securities Trust, Series 2018 GS10 4 .384 07/10/51 1,452,657
3,800,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .158 02/10/52 3,696,024
1,500,000 (a) GS Mortgage Securities Trust, Series 2019 GC38 4 .761 02/10/52 1,410,668
1,000,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .405 02/13/53 914,542
3,000,000 GS Mortgage Securities Trust, Series 2020 GSA2 2 .012 12/12/53 2,651,361
88,232 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 83,154
202,468 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 175,986
13,365,175 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .253 03/27/51 172,869
381,320 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 331,583
886,848 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 742,758
4,647,482 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 3,853,205
3,204,327 (a),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 2,780,018
252,667 (a),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1 3 .613 05/25/50 225,836
396,375 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 GR1 3 .089 11/25/51 338,603
500,819 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 INV1 3 .020 12/25/51 420,683
7,496,345 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500 01/25/52 6,216,119
3,590,337 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 2,977,449
1,422,531 (a),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .721 01/25/52 1,165,652
980,417 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 LTV1 3 .240 06/25/52 820,439
1,845,222 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 1,605,004
3,302,122 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 2,867,089
2,302,023 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 1,997,195
4,247,138 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 LTV2 4 .354 12/25/52 3,862,710
2,027,101 (a),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 1,759,639
2,939,427 (a),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 2,653,318
463,044 (a),(f) GS Mortgage-Backed Securities Trust, Series 2025 PJ4 6 .000 09/25/55 469,653
1,450,000 (a),(f) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5 .250 07/15/40 1,453,949
3,000,000 (a),(f) GSAT Trust, (TSFR1M + 1.950%), Series 2025 BMF 6 .270 07/15/40 3,007,627
154,024 (f) GSMPS Mortgage Loan Trust, Series 2005 RP2 7 .500 03/25/35 154,156
130,379 (f) GSMPS Mortgage Loan Trust, Series 2005 RP3 7 .500 09/25/35 131,895
7,130,000 (a),(f) Houston Galleria Mall Trust, Series 2025 HGLR 5 .462 02/05/45 7,400,826
5,500,000 (a),(f) HTL Commercial Mortgage Trust, Series 2024 T53 7 .088 05/10/39 5,590,165
2,250,000 (a),(f) Hudson Yards Mortgage Trust, Series 2019 30HY 3 .443 07/10/39 2,088,238
1,000,000 (a),(f) Hudson Yards Mortgage Trust, Series 2019 55HY 2 .943 12/10/41 901,668
3,325,000 (a),(f) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 3,393,193
2,000,000 (a),(f) ILPT Commercial Mortgage Trust, Series 2025 LPF2 8 .199 07/13/42 2,083,929
348,499 (a),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 334,126
440,000 (a),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1 3 .531 10/25/55 412,484
2,000,000 (a),(f) IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 2,037,503
3,500,000 (a),(f) IP Mortgage Trust, Series 2025 IP 5 .540 06/10/42 3,568,787
296,214 (a),(f) J.P. Morgan Mortgage Trust, Series 2022 5 2 .953 09/25/52 240,520
22,320 (a) JP Morgan Alternative Loan Trust, (TSFR1M + 0.674%), Series 2007 S1 4 .406 04/25/47 21,535
112,157 (a),(f) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2013 C13 3 .983 01/15/46 108,337
2,500,000 (f) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .065 01/16/37 2,036,875
1,000,000 (f) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .267 01/16/37 690,000
1,140,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP2 2 .822 08/15/49 1,132,112
594,057 (a),(f) JP Morgan Mortgage Trust, (SOFR - 0.000%), Series 2015 1 5 .502 12/25/44 586,580
53,949 (a),(f) JP Morgan Mortgage Trust, Series 2015 3 3 .500 05/25/45 50,430
255,022 (a),(f) JP Morgan Mortgage Trust, Series 2015 6 3 .500 10/25/45 236,462
565,180 (a),(f) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 510,259

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 816,585 (a),(f) JP Morgan Mortgage Trust, Series 2018 5 3 .500% 10/25/48 $ 736,338
562,176 (a),(f) JP Morgan Mortgage Trust, Series 2017 5 4 .746 10/26/48 563,872
100,125 (a),(f) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 93,857
149,446 (a),(f) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 140,242
2,195,389 (a),(f) JP Morgan Mortgage Trust, Series 2020 1 3 .819 06/25/50 1,998,185
10,892,048 (a),(f) JP Morgan Mortgage Trust, Series 2021 3 0 .133 07/25/51 80,089
7,626,912 (a),(f) JP Morgan Mortgage Trust, Series 2021 4 0 .129 08/25/51 54,703
937,281 (a),(f) JP Morgan Mortgage Trust, Series 2021 4 2 .879 08/25/51 769,275
14,851,996 (a),(f) JP Morgan Mortgage Trust, Series 2021 6 0 .131 10/25/51 109,453
2,655,862 (a),(f) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 2,204,647
4,048,491 (a),(f) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 95,400
891,827 (a),(f) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 739,521
792,726 (a),(f) JP Morgan Mortgage Trust, Series 2021 INV4 3 .207 01/25/52 650,505
946,680 (a),(f) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 786,896
616,184 (a),(f) JP Morgan Mortgage Trust, Series 2022 INV1 3 .291 03/25/52 524,117
1,430,203 (a),(f) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 1,185,953
908,815 (a),(f) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 790,989
271,055 (a),(f) JP Morgan Mortgage Trust, Series 2021 INV8 3 .280 05/25/52 228,175
1,374,105 (a),(f) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 1,193,076
1,914,610 (a),(f) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 1,662,970
3,521,137 (a),(f) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 3,173,969
2,666,482 (a),(f) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 2,311,164
809,954 (a),(f) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 749,111
1,107,054 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .110 09/15/47 1,093,620
1,100,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C22 4 .513 09/15/47 1,073,224
1,778,355 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .536 09/15/47 1,730,244
1,550,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4 .536 09/15/47 1,494,012
5,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27 3 .634 02/15/48 4,671,445
1,322,210 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 1,310,690
5,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .543 08/15/48 5,221,494
1,238,420 JPMBB Commercial Mortgage Securities Trust, Series 2015 C33 4 .274 12/15/48 1,214,324
2,500,000 (a),(f) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .206 03/17/49 2,196,826
202,950 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7 3 .379 09/15/50 200,751
2,800,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7 2 .536 05/13/53 2,272,897
1,500,000 (a),(f) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5 .050 03/15/42 1,500,020
297,664 MASTR Alternative Loan Trust, Series 2004 1 7 .000 01/25/34 302,638
7,800,000 (f) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 7,909,937
1,250,000 (a),(f) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19 5 .223 05/18/42 1,253,878
1,000,000 (a),(f) MILE Trust, (TSFR1M + 1.700%), Series 2025 STNE 5 .450 07/15/42 1,002,323
2,750,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3 4 .429 07/15/51 2,728,947
2,000,000 (a),(f) Morgan Stanley Capital I Trust, Series 2024 NSTB 3 .900 09/24/57 1,956,037
784,260 (a),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4 2 .500 07/25/51 707,377
2,202,011 (a),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 2,039,291
1,500,000 (f) MRCD Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,072,500
9,507,202 (a),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 9,033,426
3,000,000 (a),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE 7 .330 07/15/36 2,309,470
4,500,000 (a),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .080 07/15/36 3,139,690
808,028 (a),(f) New Residential Mortgage Loan Trust, Series 2022 INV1 3 .515 03/25/52 665,288
30,985 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3 4 .326 02/25/36 30,968
3,465,000 (a),(f) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 3,473,260
3,750,000 (a),(f) NYC Trust, (TSFR1M + 2.840%), Series 2024 3ELV 6 .590 08/15/29 3,760,634
4,458,896 (a),(f) OBX Trust, Series 2021 J2 2 .500 07/25/51 3,697,405
181,143 (a),(f) OBX Trust, Series 2022 J2 3 .409 08/25/52 156,112
3,398,773 (a),(f) OBX Trust, Series 2022 INV5 4 .000 10/25/52 3,143,460
1,313,014 (a),(f) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 1,088,778
900,965 (a),(f) Oceanview Mortgage Trust, Series 2022 1 4 .500 11/25/52 868,097
6,000,000 (f) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 5,574,320
2,000,000 (a),(f) ONNI Commerical Mortgage Trust, Series 2024 APT 5 .951 07/15/39 2,042,816
1,500,000 (a),(f) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF 4 .745 07/15/38 1,417,394
3,203,797 (a),(f) Provident Funding Mortgage Trust, Series 2021 J1 2 .634 10/25/51 2,713,245
1,177,244 (a),(f) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 1,062,642
126,173 (a),(f) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 117,191

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 160,101 (a),(f) Sequoia Mortgage Trust, Series 2016 1 3 .500% 06/25/46 $ 147,645
458,006 (a),(f) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 417,756
960,105 (a),(f) Sequoia Mortgage Trust, Series 2017 6 3 .725 09/25/47 920,038
171,671 (a),(f) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 156,689
12,970 (a),(f) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 12,344
1,494,986 (a),(f) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 1,300,269
175,515 (a),(f) Sequoia Mortgage Trust, Series 2021 1 2 .657 03/25/51 146,980
2,656,532 (f) Sierra Timeshare Receivables Funding LLC, Series 2025 2A 4 .930 04/20/44 2,665,031
2,500,000 (f) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 2,163,379
5,000,000 (f) Taco Bell Funding LLC, Series 2025 1A 4 .821 08/25/55 4,971,959
1,500,000 UBS Commercial Mortgage Trust, Series 2017 C5 3 .474 11/15/50 1,473,249
2,112,247 (a),(f) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 1,870,194
4,321 (a) Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004 RA3 5 .469 08/25/38 4,314
5,200,000 (a),(f) WCORE Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2024 CORE 5 .592 11/15/41 5,227,167
1,500,000 (a),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP 6 .258 12/15/34 1,403,181
7,500,000 (a),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.941%), Series 2025 AGLN 6 .691 07/15/37 7,516,461
2,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1 3 .858 05/15/48 1,870,489
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 2,071,362
2,400,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .820 08/15/57 2,512,855
46,946 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 44,626
246,419 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 215,173
5,833,552 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 4,844,578
1,105,183 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2 2 .500 12/25/51 915,061
1,354,226 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 1,176,653
1,795,320 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .422 03/25/52 1,512,511
2,345,753 (a),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 2,118,682
81,899 (a),(f) WinWater Mortgage Loan Trust, Series 2014 1 3 .929 06/20/44 70,701
TOTAL OTHER MORTGAGE BACKED 481,422,301
TOTAL STRUCTURED ASSETS
(Cost $716,920,150) 676,290,910
TOTAL LONG-TERM INVESTMENTS
(Cost $4,498,212,186) 4,346,095,945
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
25,300,191 (j) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (k) 25,300,191
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $25,300,191) 25,300,191
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.1%
2,645,000 Federal Home Loan Bank Discount Notes 0 .000 01/02/26 2,644,484
TOTAL GOVERNMENT AGENCY DEBT 2,644,484
REPURCHASE AGREEMENT - 0.9%
40,486,000 (l) Fixed Income Clearing Corporation 3 .810 01/02/26 40,486,000
TOTAL REPURCHASE AGREEMENT 40,486,000
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0 .000 02/17/26 9,954,848
TOTAL TREASURY DEBT 9,954,848
TOTAL SHORT-TERM INVESTMENTS
(Cost $53,083,911) 53,085,332
TOTAL INVESTMENTS - 99.4%
(Cost $4,576,596,288) 4,424,481,468
OTHER ASSETS & LIABILITIES, NET - 0.6% 28,576,966
NET ASSETS - 100.0% $ 4,453,058,434

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
BRL Brazilian Real
CLP Chilean Peso
ETF Exchange Traded Fund
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UTIXX Federated Hermes U.S. Treasury Cash Reserves
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,363,168,723 or 30.8% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,238,533.
(i) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.7% of Total Investments.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $40,494,570 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $41,295,813.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 1,877 03/31/26  $ 205,370,985 $ 205,164,899 $ (206,085)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 4,375,740 EUR 3,730,175 Citibank N.A. 01/08/26 $ (9,634)
Total  $ (9,634)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (9,634)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS45V1-5Y 5.000% 3.17% Quarterly 12/20/30 $ 187,500,000 $ (14,616,215) $ (13,578,906) $ (1,037,309)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Plus Bond

Portfolio of Investments December 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $165,909,566 $79,703 $165,989,269
Common stocks — 73,445 15 73,460
Corporate bonds — 1,579,940,403 — 1,579,940,403
Government bonds — 1,819,364,438 — 1,819,364,438
Investment companies 100,026,801 — — 100,026,801
Preferred stocks 4,410,664 — — 4,410,664
Structured assets — 672,684,822 3,606,088 676,290,910
Investments purchased with collateral from securities lending 25,300,191 — — 25,300,191
Short-Term Investments
:
Government agency debt — 2,644,484 — 2,644,484
Repurchase agreement — 40,486,000 — 40,486,000
Treasury debt — 9,954,848 — 9,954,848
Investments in Derivatives
:
Credit default swap contracts* — (1,037,309) — (1,037,309)
Forward foreign currency contracts* — (9,634) — (9,634)
Futures contracts* (206,085) — — (206,085)
Total $129,531,571 $4,290,011,063 $3,685,806 $4,423,228,440
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2025
5-15 Year Laddered Tax Exempt Bond

(Unaudited)
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
LONG-TERM MUNICIPAL BONDS - 97.5%
ALABAMA - 1.7%
$ 1,500,000 Alabama Highway Authority 5.000% 09/01/41 $ 1,674,982
220,000 City of Andalusia AL 4.000 10/01/33 220,432
600,000 County of Jefferson AL Sewer Revenue 5.000 10/01/39 652,157
630,000 County of Mobile AL 5.000 02/01/34 670,108
250,000 Jackson County Board of Education 3.000 03/01/39 222,021
TOTAL ALABAMA 3,439,700
ALASKA - 0.3%
500,000 Alaska Municipal Bond Bank Authority 5.000 12/01/31 507,172
TOTAL ALASKA 507,172
ARIZONA - 0.7%
150,000 Maricopa County Unified School District No 60 Higley 5.000 06/01/38 163,758
190,000 Pinal County Electric District No 3 5.000 07/01/33 191,730
1,005,000 Salt River Project Agricultural Improvement & Power District 5.000 01/01/38 1,041,076
TOTAL ARIZONA 1,396,564
ARKANSAS - 0.5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5.000 10/01/32 1,047,130
TOTAL ARKANSAS 1,047,130
CALIFORNIA - 6.1%
800,000 California Community Choice Financing Authority 5.000 11/01/32 870,590
1,510,000 California Health Facilities Financing Authority 5.000 09/01/33 1,557,640
1,150,000 California Housing Finance Agency 3.650 09/01/34 1,146,284
480,000 California Infrastructure & Economic Development Bank 12.000 01/01/65 355,200
315,000 California State University 5.000 11/01/40 363,429
345,000 California State University 5.000 11/01/41 393,508
2,500,000 City of Los Angeles Department of Airports 5.000 05/15/33 2,764,621
1,000,000 City of Los Angeles Department of Airports 5.000 05/15/35 1,096,490
170,000 Los Angeles Department of Water & Power Water System Revenue 5.000 07/01/49 177,536
800,000 Sacramento City Unified School District 5.000 08/01/39 864,435
2,425,000 State of California 4.000 03/01/36 2,529,889
TOTAL CALIFORNIA 12,119,622
COLORADO - 0.6%
1,000,000 Colorado Health Facilities Authority 4.000 11/15/38 1,013,482
250,000 Colorado Health Facilities Authority 5.000 12/01/41 250,969
TOTAL COLORADO 1,264,451
CONNECTICUT - 3.0%
765,000 Capital Region Development Authority 5.000 06/15/33 806,569
1,900,000 City of Bridgeport CT 5.000 06/01/34 2,064,848
330,000 Connecticut State Health & Educational Facilities Authority 5.000 07/01/30 339,368
350,000 Connecticut State Health & Educational Facilities Authority 5.000 07/01/32 360,285
350,000 Connecticut State Health & Educational Facilities Authority 5.000 07/01/33 359,741
1,540,000 State of Connecticut 3.000 01/15/36 1,485,094
255,000 State of Connecticut 5.000 11/15/38 282,868
200,000 State of Connecticut 5.000 01/15/39 224,899
TOTAL CONNECTICUT 5,923,672
DISTRICT OF COLUMBIA - 0.9%
1,435,000 Metropolitan Washington Airports Authority Aviation Revenue 5.000 10/01/32 1,532,393
300,000 Washington Metropolitan Area Transit Authority 5.000 07/01/32 309,752
TOTAL DISTRICT OF COLUMBIA 1,842,145
FLORIDA - 4.8%
2,500,000 Brevard County School District 5.000 07/01/31 2,584,283
210,000 City of Mount Dora FL Fire Protection Assessment Revenue 5.000 05/01/30 220,303
1,200,000 County of Miami-Dade FL Aviation Revenue 5.500 10/01/55 1,257,862
550,000 County of Okaloosa FL Sales Tax Revenue 5.000 10/01/33 585,669
475,000 (a) Florida Development Finance Corp 12.000 07/15/32 171,000
750,000 Florida Development Finance Corp 4.000 11/15/39 750,559

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,200,000 Greater Orlando Aviation Authority 4.000% 10/01/35 $ 1,217,757
175,000 Hillsborough County Aviation Authority 5.000 10/01/31 183,501
190,000 Hillsborough County Aviation Authority 5.000 10/01/33 198,410
1,000,000 Hillsborough County Port District 5.000 06/01/33 1,046,549
250,000 Palm Beach County School District 5.000 08/01/39 275,128
500,000 School District of Broward County 5.000 07/01/31 505,048
540,000 Volusia County Educational Facility Authority 5.000 10/15/32 559,133
TOTAL FLORIDA 9,555,202
GEORGIA - 5.7%
1,000,000 Athens-Clarke County Unified Government Development Authority 5.000 06/15/40 1,108,412
2,500,000 City of Atlanta GA Department of Aviation 4.000 07/01/34 2,538,531
1,000,000 Dahlonega Downtown Development Authority 4.000 07/01/37 1,003,752
1,250,000 Dahlonega Downtown Development Authority 4.000 07/01/38 1,252,017
1,000,000 Dahlonega Downtown Development Authority 5.000 07/01/39 1,019,053
865,000 Dalton Whitfield County Joint Development Authority 5.000 08/15/39 962,977
750,000 Gainesville & Hall County Hospital Authority 5.000 10/15/34 864,490
1,000,000 Main Street Natural Gas, Inc 5.000 12/01/30 1,063,610
1,250,000 Main Street Natural Gas, Inc 5.000 12/01/32 1,347,730
TOTAL GEORGIA 11,160,572
GUAM - 0.2%
200,000 Port Authority of Guam 5.000 07/01/29 207,458
200,000 Port Authority of Guam 5.000 07/01/30 207,319
TOTAL GUAM 414,777
ILLINOIS - 9.4%
500,000 Chicago Housing Authority 5.000 01/01/33 516,821
250,000 City of Chicago IL 6.000 01/01/50 258,598
270,000 City of LeRoy IL 3.000 12/01/35 251,121
200,000 City of Waukegan IL Water & Sewer System Revenue 5.000 12/30/31 217,544
1,750,000 County of Cook IL 5.000 11/15/31 1,777,798
1,355,000 County of Cook IL Sales Tax Revenue 4.000 11/15/39 1,351,564
475,000 Illinois Finance Authority 5.000 10/01/36 479,901
1,825,000 Illinois State Toll Highway Authority 5.000 01/01/37 2,079,668
275,000 Illinois State Toll Highway Authority 5.000 01/01/39 308,874
300,000 Metropolitan Pier & Exposition Authority 5.000 12/15/34 308,294
2,500,000 Sales Tax Securitization Corp 5.000 01/01/31 2,693,410
1,655,000 State of Illinois 4.000 02/01/30 1,672,005
1,600,000 State of Illinois 4.000 06/01/41 1,571,605
1,000,000 State of Illinois Sales Tax Revenue 5.000 06/15/41 1,074,091
1,043,000 Village of Bolingbrook IL 4.000 03/01/30 1,054,094
545,000 Village of Broadview IL 5.000 12/01/30 567,784
745,000 Village of Broadview IL 5.000 12/01/33 773,171
1,005,000 Village of Lyons IL 4.000 12/01/36 1,029,256
500,000 Village of Matteson IL 5.000 12/01/35 523,702
TOTAL ILLINOIS 18,509,301
INDIANA - 1.8%
1,000,000 City of Kokomo IN Sewage Works Revenue 5.000 08/01/41 1,080,138
1,045,000 Indianapolis Local Public Improvement Bond Bank 6.000 02/01/37 1,240,878
1,000,000 Indianapolis Local Public Improvement Bond Bank 6.000 02/01/39 1,171,791
TOTAL INDIANA 3,492,807
IOWA - 1.4%
2,470,000 Iowa Finance Authority 5.000 08/01/37 2,677,664
TOTAL IOWA 2,677,664
KENTUCKY - 1.4%
200,000 Kentucky State Property & Building Commission 3.500 05/01/32 200,780
1,250,000 Paducah Electric Plant Board 5.000 10/01/34 1,264,666
1,250,000 Paducah Electric Plant Board 5.000 10/01/35 1,263,279
TOTAL KENTUCKY 2,728,725
LOUISIANA - 0.9%
500,000 New Orleans Aviation Board 5.000 10/01/33 524,479

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,250,000 St. Tammany Parish Hospital Service District No 5.000% 07/01/33 $ 1,299,514
TOTAL LOUISIANA 1,823,993
MASSACHUSETTS - 1.5%
1,500,000 Commonwealth of Massachusetts 5.000 01/01/39 1,690,984
750,000 Massachusetts Development Finance Agency 4.000 07/01/45 728,718
585,000 Town of Littleton MA 4.000 11/15/40 601,364
TOTAL MASSACHUSETTS 3,021,066
MICHIGAN - 3.9%
200,000 City of Monroe MI 4.000 05/01/36 202,212
500,000 Michigan Finance Authority 5.000 02/28/37 553,280
4,380,000 Michigan State Housing Development Authority 4.500 12/01/38 4,552,024
2,270,000 Wayne-Westland Community Schools 4.000 11/01/38 2,324,746
TOTAL MICHIGAN 7,632,262
MINNESOTA - 1.9%
1,055,000 City of Minneapolis MN 5.000 11/15/33 1,096,924
70,000 Duluth Economic Development Authority 5.000 02/15/33 72,649
250,000 Forest Lake Independent School District No 831 3.000 02/01/30 250,018
400,000 Hawley Independent School District No 150 5.000 02/01/38 425,930
1,500,000 Howard Lake-Waverly-Winsted Independent School District No 2687 5.000 02/01/36 1,677,129
285,000 Plymouth Intermediate District No 287 4.000 05/01/31 285,321
TOTAL MINNESOTA 3,807,971
MISSISSIPPI - 2.2%
1,000,000 Mississippi Development Bank 5.000 03/01/35 1,002,095
800,000 Mississippi Development Bank 4.000 10/01/38 805,696
2,485,000 State of Mississippi Gaming Tax Revenue 5.000 10/15/33 2,615,900
TOTAL MISSISSIPPI 4,423,691
MISSOURI - 0.5%
425,000 Missouri Joint Municipal Electric Utility Commission 5.250 12/01/38 475,648
555,000 North Kansas City School District No 74 3.000 03/01/32 554,063
TOTAL MISSOURI 1,029,711
NEBRASKA - 0.5%
1,000,000 Nebraska Investment Finance Authority 4.150 09/01/40 999,168
TOTAL NEBRASKA 999,168
NEVADA - 1.2%
1,425,000 Clark County School District 4.000 06/15/40 1,433,799
700,000 County of Clark NV 3.125 11/01/35 696,827
365,000 State of Nevada Department of Business & Industry 12.000 01/01/65 270,100
TOTAL NEVADA 2,400,726
NEW JERSEY - 7.9%
2,500,000 New Jersey Economic Development Authority 5.000 11/01/35 2,674,261
765,000 New Jersey Transportation Trust Fund Authority 5.000 12/15/33 809,354
2,500,000 New Jersey Transportation Trust Fund Authority 5.000 06/15/38 2,755,837
1,025,000 New Jersey Transportation Trust Fund Authority 4.000 06/15/39 1,030,471
2,500,000 New Jersey Transportation Trust Fund Authority 5.000 06/15/39 2,793,109
3,900,000 New Jersey Transportation Trust Fund Authority 4.000 06/15/40 3,873,385
500,000 South Jersey Port Corp 5.000 01/01/48 500,046
1,300,000 Toms River Board of Education 3.000 07/15/38 1,103,084
TOTAL NEW JERSEY 15,539,547
NEW YORK - 5.4%
650,000 City of New York NY 5.000 08/01/39 682,441
200,000 Long Island Power Authority 3.000 09/01/36 195,192
545,000 Metropolitan Transportation Authority 4.000 11/15/34 545,046
220,000 Metropolitan Transportation Authority 4.000 11/15/37 220,250
1,250,000 Metropolitan Transportation Authority 5.000 11/15/50 1,265,311
200,000 New York City Municipal Water Finance Authority 3.500 06/15/32 200,072
350,000 New York City Transitional Finance Authority Future Tax Secured Revenue 4.000 05/01/37 351,777
125,000 New York State Dormitory Authority 5.000 07/01/38 137,775
750,000 New York State Dormitory Authority 5.000 10/01/38 827,356
1,000,000 New York State Dormitory Authority 5.000 10/01/39 1,095,486
535,000 New York State Dormitory Authority 5.250 10/01/40 589,846
305,000 New York State Urban Development Corp 5.000 03/15/38 319,633

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 375,000 New York Transportation Development Corp 5.000% 07/01/30 $ 375,417
1,080,000 New York Transportation Development Corp 4.000 10/01/30 1,101,487
715,000 New York Transportation Development Corp 5.000 01/01/36 727,906
140,000 New York Transportation Development Corp 5.500 06/30/39 149,447
1,250,000 State of New York Mortgage Agency Homeowner Mortgage Revenue 4.650 10/01/50 1,245,846
500,000 Triborough Bridge & Tunnel Authority 5.000 11/15/37 565,632
100,000 Watervliet City School District 3.500 06/15/34 100,003
TOTAL NEW YORK 10,695,923
NORTH CAROLINA - 2.6%
100,000 Appalachian State University 3.000 10/01/31 100,075
525,000 Nash Health Care Systems 5.000 02/01/32 581,824
295,000 North Carolina Housing Finance Agency 4.000 07/01/39 294,836
815,000 North Carolina Housing Finance Agency 4.900 07/01/43 840,221
1,350,000 North Carolina State Education Assistance Authority 5.000 06/01/34 1,436,522
750,000 Town of Fuquay-Varina NC Combined Utilities Revenue 4.000 06/01/45 732,804
920,000 Town of Huntersville NC 5.000 12/01/36 1,071,718
TOTAL NORTH CAROLINA 5,058,000
OHIO - 1.7%
1,000,000 American Municipal Power, Inc 5.000 02/15/34 1,061,555
200,000 City of Akron OH Income Tax Revenue 3.500 12/01/33 200,014
200,000 City of Toledo OH 4.000 12/01/31 206,506
1,500,000 County of Miami OH 5.000 08/01/32 1,571,013
235,000 Jackson Milton Local School District 4.000 06/01/31 235,230
TOTAL OHIO 3,274,318
OKLAHOMA - 2.3%
3,500,000 Cushing Educational Facilities Authority 5.000 09/01/32 3,912,835
695,000 Marshall County Educational Facilities Authority 5.000 09/01/31 718,647
TOTAL OKLAHOMA 4,631,482
PENNSYLVANIA - 2.2%
2,000,000 Commonwealth of Pennsylvania 4.000 08/15/40 2,064,462
725,000 Pennsylvania State University 5.000 09/01/40 815,559
505,000 State Public School Building Authority 5.000 10/01/34 553,148
915,000 Township of Northampton PA 4.000 05/15/33 915,763
TOTAL PENNSYLVANIA 4,348,932
RHODE ISLAND - 0.8%
1,435,000 Rhode Island Health and Educational Building Corp 5.000 05/15/36 1,630,767
TOTAL RHODE ISLAND 1,630,767
TENNESSEE - 1.6%
2,000,000 Metropolitan Government of Nashville & Davidson County TN 4.000 01/01/38 2,078,890
1,140,000 Metropolitan Government of Nashville & Davidson County TN 4.000 07/01/38 1,151,261
TOTAL TENNESSEE 3,230,151
TEXAS - 12.1%
1,105,000 Canyon Independent School District 4.000 02/15/38 1,116,781
205,000 City of Dallas TX 5.000 02/15/30 210,465
1,650,000 City of Houston TX Airport System Revenue 5.000 07/01/35 1,818,011
2,500,000 City of McKinney TX 5.000 08/15/39 2,808,924
1,000,000 City of Pflugerville TX 4.000 08/01/41 999,788
1,030,000 City of San Antonio TX Electric & Gas Systems Revenue 5.000 02/01/41 1,127,485
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5.000 02/01/46 2,062,383
1,225,000 El Paso County Community College District 5.000 04/01/38 1,230,173
400,000 Harris County Municipal Utility District No 367 3.000 09/01/31 390,316
1,000,000 Lower Colorado River Authority 5.000 05/15/36 1,131,704
865,000 Port Freeport TX 5.000 06/01/30 895,844
935,000 Port Freeport TX 5.000 06/01/32 966,463
1,250,000 San Angelo Independent School District 5.000 02/15/39 1,419,591
1,250,000 Spring Independent School District 5.000 08/15/36 1,456,000
1,250,000 Tarrant County Cultural Education Facilities Finance Corp 5.000 12/01/37 1,421,547
1,385,000 Texas Municipal Power Agency 3.000 09/01/40 1,201,463
2,000,000 Texas Water Development Board 4.000 10/15/41 2,020,304
1,370,000 University of Houston 4.000 02/15/37 1,370,606

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 285,000 Williamson County Municipal Utility District No 19 4.250% 08/15/37 $ 289,563
TOTAL TEXAS 23,937,411
UTAH - 1.3%
475,000 City of Salt Lake City UT Airport Revenue 5.000 07/01/31 496,092
1,000,000 City of Salt Lake City UT Airport Revenue 5.000 07/01/32 1,042,909
1,000,000 City of Salt Lake City UT Airport Revenue 5.000 07/01/33 1,040,953
TOTAL UTAH 2,579,954
VIRGINIA - 2.3%
1,065,000 County of Fairfax VA Sewer Revenue 4.000 07/15/38 1,098,280
700,000 Virginia College Building Authority 3.000 02/01/32 698,056
1,750,000 Virginia Commonwealth Transportation Board 5.000 05/15/37 1,999,742
350,000 Virginia Housing Development Authority 4.375 07/01/38 362,247
400,000 Virginia Small Business Financing Authority 5.000 12/31/47 400,424
TOTAL VIRGINIA 4,558,749
WASHINGTON - 1.5%
1,610,000 City of Tukwila WA 3.000 12/01/31 1,614,049
1,000,000 State of Washington 5.000 02/01/39 1,036,201
270,000 State of Washington 5.000 06/01/39 284,473
TOTAL WASHINGTON 2,934,723
WEST VIRGINIA - 1.7%
735,000 Berkeley County Public Service District 5.000 12/01/37 810,629
685,000 Berkeley County Public Service District 5.000 12/01/39 746,403
500,000 Berkeley County Public Service District 5.000 12/01/40 541,326
1,215,000 West Virginia Hospital Finance Authority 5.000 01/01/30 1,224,376
TOTAL WEST VIRGINIA 3,322,734
WISCONSIN - 3.0%
1,000,000 City of Milwaukee WI 4.000 04/01/33 1,033,195
1,000,000 City of Milwaukee WI 4.000 04/01/34 1,030,324
1,860,000 Public Finance Authority 5.750 12/31/65 1,916,657
755,000 State of Wisconsin 4.000 05/01/41 760,332
1,000,000 Wisconsin Health & Educational Facilities Authority 5.000 04/01/40 1,098,732
TOTAL WISCONSIN 5,839,240
TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $191,158,983) 192,800,023
WARRANTS - 0.0%
NEVADA - 0.0%
6,990 (b),(c) BL TRAIN HOLDINGS WEST LLC 0.000 11/26/35 70
TOTAL NEVADA 70
TOTAL Warrants
(Cost $–) 70
TOTAL LONG-TERM INVESTMENTS
(Cost $191,158,983) 192,800,093
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1.4%
2,904,000 (d) Fixed Income Clearing Corporation 3.810 01/02/26 2,904,000
TOTAL REPURCHASE AGREEMENT 2,904,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,904,000) 2,904,000
TOTAL INVESTMENTS - 98.9%
(Cost $194,062,983) 195,704,093
OTHER ASSETS & LIABILITIES, NET - 1.1% 2,082,556
NET ASSETS - 100.0% $ 197,786,649

5-15 Year Laddered Tax Exempt Bond

Portfolio of Investments December 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $171,000 or 0.1% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $2,904,615 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $2,962,101.
Fund Level 1 Level 2 Level 3 Total
5-15 Year Laddered Tax Exempt Bond
Long-Term Investments
:
Long-term municipal bonds $— $192,800,023 $— $192,800,023
Rights/Warrants — — 70 70
Short-Term Investments
:
Repurchase agreement — 2,904,000 — 2,904,000
Total $— $195,704,023 $70 $195,704,093
1 1 1 1 1

Consolidated Portfolio of Investments December 31, 2025
Green Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
BANK LOAN OBLIGATIONS - 1.9%
UTILITIES - 1.9%
$ 1,397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .822% 12/15/27 $ 1,405,079
1,138,500 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .672 05/30/29 1,141,352
995,000 (a) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .716 04/30/31 986,915
TOTAL UTILITIES 3,533,346
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,518,489) 3,533,346
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 60.1%
AUTOMOBILES & COMPONENTS - 0.5%
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 927,538
TOTAL AUTOMOBILES & COMPONENTS 927,538
BANKS - 4.3%
500,000 Arab Energy Fund 5 .428 05/02/29 516,826
1,000,000 (b) Cooperatieve Rabobank UA 1 .106 02/24/27 995,604
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 997,514
1,000,000 Inter-American Development Bank 3 .802 11/12/30 998,610
2,500,000 JPMorgan Chase & Co 6 .070 10/22/27 2,539,305
1,000,000 (a),(b) KEB Hana Bank, (SOFR + 0.600%) 4 .543 10/21/28 1,002,150
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,015,896
TOTAL BANKS 8,065,905
CAPITAL GOODS - 0.6%
1,250,000 Conservation Fund 3 .474 12/15/29 1,198,962
TOTAL CAPITAL GOODS 1,198,962
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
1,000,000 (c) International Bank for Reconstruction & Development 1 .093 03/31/32 1,001,163
500,000 Nature Conservancy 1 .511 07/01/29 456,332
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,457,495
CONSUMER DURABLES & APPAREL - 0.1%
250,000 Whirlpool Corp 2 .400 05/15/31 206,335
TOTAL CONSUMER DURABLES & APPAREL 206,335
CONSUMER SERVICES - 0.6%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 745,459
500,000 Oberlin College 2 .874 10/01/51 312,374
TOTAL CONSUMER SERVICES 1,057,833
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
1,000,000 SYSCO Corp 2 .400 02/15/30 930,675
1,575,000 Walmart, Inc 1 .800 09/22/31 1,403,486
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,334,161
ENERGY - 2.5%
800,000 (b) Amazon Conservation DAC 6 .034 01/16/42 827,440
2,500,000 CIF Capital Markets Mechanism plc 4 .750 01/22/28 2,546,770
1,000,000 (b) New York State Electric & Gas Corp 5 .650 08/15/28 1,040,194
375,000 (b) Raizen Fuels Finance S.A. 6 .450 03/05/34 305,864
TOTAL ENERGY 4,720,268
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
500,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 499,372
1,000,000 AvalonBay Communities, Inc 1 .900 12/01/28 944,940
1,170,000 ERP Operating LP 4 .150 12/01/28 1,175,726
1,225,000 Host Hotels & Resorts LP 5 .700 07/01/34 1,265,559
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,885,597
FINANCIAL SERVICES - 5.7%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 976,710
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 969,498
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,001,556
1,000,000 (b) GPS Blue Financing DAC 5 .645 11/09/41 993,300
1,000,000 HA Sustainable Infrastructure Capital, Inc 6 .375 07/01/34 1,018,814

Green Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 5.7% (continued)
$ 650,000 HA Sustainable Infrastructure Capital, Inc 8 .000% 06/01/56 $ 679,289
1,100,000 Kreditanstalt fuer Wiederaufbau 4 .375 02/28/34 1,120,200
1,000,000 Mastercard, Inc 1 .900 03/15/31 897,153
2,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 1,726,919
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 977,447
285,000 (b) Starwood Property Trust, Inc 4 .375 01/15/27 283,230
TOTAL FINANCIAL SERVICES 10,644,116
FOOD, BEVERAGE & TOBACCO - 2.1%
2,000,000 (b) Mars, Inc 4 .650 04/20/31 2,041,737
250,000 (b) NBM US Holdings, Inc 6 .625 08/06/29 252,750
1,000,000 PepsiCo, Inc 3 .900 07/18/32 982,773
1,000,000 PepsiCo, Inc 2 .875 10/15/49 657,734
TOTAL FOOD, BEVERAGE & TOBACCO 3,934,994
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 742,654
TOTAL HEALTH CARE EQUIPMENT & SERVICES 742,654
INSURANCE - 2.5%
1,000,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen 5 .875 05/23/42 1,044,168
EUR 600,000 (d) Pacific Life Global Funding II 3 .125 06/18/31 697,067
1,000,000 Prudential Financial, Inc 1 .500 03/10/26 995,320
2,000,000 (b) USAA Capital Corp 2 .125 05/01/30 1,844,759
TOTAL INSURANCE 4,581,314
MATERIALS - 3.0%
750,000 Air Products and Chemicals, Inc 4 .800 03/03/33 764,872
1,000,000 Air Products and Chemicals, Inc 4 .850 02/08/34 1,016,673
685,000 (b) Alcoa Nederland Holding BV 7 .125 03/15/31 727,815
1,000,000 (b) FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 1,043,484
900,000 Smurfit Kappa Treasury ULC 5 .200 01/15/30 928,215
1,000,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 1,007,104
159,375 (b) Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 164,264
TOTAL MATERIALS 5,652,427
MEDIA & ENTERTAINMENT - 0.5%
1,000,000 Alphabet, Inc 1 .100 08/15/30 881,419
TOTAL MEDIA & ENTERTAINMENT 881,419
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
1,000,000 Pfizer, Inc 2 .625 04/01/30 943,567
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 943,567
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
3,000,000 Apple, Inc 3 .000 06/20/27 2,974,342
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,974,342
TELECOMMUNICATION SERVICES - 1.4%
1,025,000 (b) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 1,089,852
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 720,715
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 740,850
TOTAL TELECOMMUNICATION SERVICES 2,551,417
TRANSPORTATION - 1.0%
2,000,000 Norfolk Southern Corp 2 .300 05/15/31 1,811,062
TOTAL TRANSPORTATION 1,811,062
UTILITIES - 28.7%
600,000 (d) Abu Dhabi Future Energy Co Pjsc Masdar 4 .875 05/21/30 610,341
1,000,000 AES Corp 2 .450 01/15/31 906,639
1,000,000 AES Corp 7 .600 01/15/55 1,018,408
527,000 Ameren Illinois Co 2 .900 06/15/51 332,898
325,000 American Water Capital Corp 5 .250 03/01/35 335,032
900,000 (b) California Buyer Ltd 6 .375 02/15/32 901,484
570,000 CenterPoint Energy Houston Electric LLC 5 .300 04/01/53 543,721
1,075,000 (b) Comision Federal de Electricidad 6 .450 01/24/35 1,107,037
215,000 (b) Consorcio Transmantaro SA 4 .700 04/16/34 213,861
430,798 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 435,439
846,145 (b) Continental Wind LLC 6 .000 02/28/33 866,336
500,000 (b) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 515,555

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 28.7% (continued)
$ 1,000,000 Dominion Energy, Inc 2 .250% 08/15/31 $ 890,176
2,000,000 DTE Electric Co 1 .900 04/01/28 1,916,876
1,000,000 DTE Electric Co 3 .950 03/01/49 785,200
1,000,000 DTE Electric Co 3 .250 04/01/51 685,088
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 915,775
1,500,000 Duke Energy Carolinas LLC 3 .550 03/15/52 1,077,668
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 943,848
500,000 Duke Energy Florida LLC 2 .400 12/15/31 451,705
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 647,065
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 984,319
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 775,185
1,000,000 Georgia Power Co 3 .250 04/01/26 998,085
350,000 (b) International Development Association 4 .500 02/12/35 356,481
1,000,000 (b) Liberty Utilities Finance GP 2 .050 09/15/30 906,754
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 990,320
500,000 MidAmerican Energy Co 2 .700 08/01/52 305,552
975,000 MidAmerican Energy Co 5 .850 09/15/54 1,002,988
1,050,000 MidAmerican Energy Co 5 .300 02/01/55 994,842
2,000,000 (b) New York State Electric & Gas Corp 2 .150 10/01/31 1,766,608
925,000 (b) New York State Electric & Gas Corp 5 .050 08/15/35 932,262
1,016,000 (b) NextEra Energy Operating Partners LP 7 .250 01/15/29 1,041,005
2,000,000 (b) Niagara Mohawk Power Corp 1 .960 06/27/30 1,808,258
1,000,000 Northern States Power Co 5 .400 03/15/54 969,414
500,000 Northwest Natural Gas Co 3 .078 12/01/51 312,453
250,000 Oncor Electric Delivery Co LLC 4 .150 06/01/32 244,627
1,000,000 Pacific Gas and Electric Co 6 .700 04/01/53 1,055,218
1,000,000 PG&E Recovery Funding LLC 5 .529 06/01/49 998,606
529,000 Public Service Co of Colorado 3 .700 06/15/28 526,419
1,000,000 Public Service Co of Colorado 4 .100 06/15/48 794,597
500,000 Public Service Co of Colorado 5 .750 05/15/54 500,403
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 887,164
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 926,498
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 251,423
175,000 (b) RWE Finance US LLC 5 .875 04/16/34 184,482
1,075,000 (b) RWE Finance US LLC 5 .125 09/18/35 1,068,971
1,000,000 (b) RWE Finance US LLC 6 .250 04/16/54 1,026,233
550,000 San Diego Gas & Electric Co 4 .950 08/15/28 563,671
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 634,869
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 843,108
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 684,263
606,661 (b) Solar Star Funding LLC 3 .950 06/30/35 579,477
1,069,803 (b) Solar Star Funding LLC 5 .375 06/30/35 1,090,195
1,000,000 Southern California Edison Co 2 .750 02/01/32 889,773
1,162,000 Southern California Edison Co 3 .650 06/01/51 792,841
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 659,718
916,100 (b) Sweihan PV Power Co PJSC 3 .625 01/31/49 787,489
863,577 (b) Topaz Solar Farms LLC 4 .875 09/30/39 769,663
1,828,978 (b) Topaz Solar Farms LLC 5 .750 09/30/39 1,839,860
1,000,000 Union Electric Co 2 .150 03/15/32 877,301
1,000,000 Union Electric Co 2 .625 03/15/51 602,776
2,000,000 (b),(e) Vistra Corp 7 .000 N/A 2,034,927
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 963,467
285,000 (b) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 289,643
TOTAL UTILITIES 53,612,360
TOTAL CORPORATE BONDS
(Cost $114,757,597) 112,183,766
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 20.8%
AGENCY SECURITIES - 0.4%
250,000 United States International Development Finance Corp 1 .650 04/15/28 240,570
125,344 United States International Development Finance Corp 1 .050 10/15/29 118,570

Green Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 125,344 United States International Development Finance Corp 1 .790% 10/15/29 $ 120,257
125,344 United States International Development Finance Corp 2 .360 10/15/29 121,533
202,370 United States International Development Finance Corp 1 .630 07/15/38 168,058
TOTAL AGENCY SECURITIES 768,988
FOREIGN GOVERNMENT BONDS - 11.7%
1,000,000 African Development Bank 5 .750 08/07/74 997,709
1,900,000 Arab Petroleum Investments Corp 1 .483 10/06/26 1,861,162
300,000 (b) Arab Petroleum Investments Corp 1 .483 10/06/26 293,868
1,000,000 (b) Arab Petroleum Investments Corp 5 .428 05/02/29 1,033,652
750,000 Asian Development Bank 3 .125 09/26/28 740,783
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,008,030
500,000 Brazilian Government International Bond 5 .500 02/04/33 492,850
250,000 (b) CDP Financial, Inc 1 .000 05/26/26 247,281
150,000 (b) Dominican Republic International Bond 6 .600 06/01/36 157,868
1,500,000 European Investment Bank 2 .125 04/13/26 1,493,160
830,000 European Investment Bank 3 .250 11/15/27 825,863
250,000 European Investment Bank 1 .625 10/09/29 232,165
1,500,000 European Investment Bank 0 .750 09/23/30 1,306,026
1,000,000 European Investment Bank 3 .750 02/14/33 983,392
1,000,000 Export Development Canada 4 .750 06/05/34 1,043,659
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 953,593
500,000 (c) International Bank for Reconstruction & Development 0 .000 03/31/28 495,415
1,500,000 International Bank for Reconstruction & Development 1 .745 07/31/33 1,544,550
180,000 International Finance Corp 2 .126 04/07/26 179,202
2,053,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 1,790,719
1,610,000 OMERS Finance Trust 3 .500 04/19/32 1,544,897
2,000,000 (b) OMERS Finance Trust 4 .000 04/19/52 1,532,113
1,000,000 (b) OPEC Fund for International Development 4 .500 01/26/26 1,000,224
TOTAL FOREIGN GOVERNMENT BONDS 21,758,181
MORTGAGE BACKED - 0.2%
250,000 (a) Fannie Mae-Aces 1 .468 11/25/30 221,030
250,000 (a) Fannie Mae-Aces 1 .245 01/25/31 218,767
TOTAL MORTGAGE BACKED 439,797
MUNICIPAL BONDS - 6.9%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 817,777
1,000,000 California Community Choice Financing Authority 6 .125 04/01/30 1,038,712
180,000 (b) California Municipal Finance Authority 6 .375 11/15/48 172,828
500,000 California Statewide Communities Development Authority 2 .682 02/01/39 388,200
1,000,000 City & County of San Francisco CA 3 .700 06/15/26 1,000,643
500,000 City & County of San Francisco CA Community Facilities District No 2014-1 6 .332 09/01/51 512,744
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 232,421
142,958 (f) City of Fort Wayne IN 10 .750 12/01/29 14
500,000 Denver City & County Housing Authority 4 .125 06/01/28 500,575
290,000 Klickitat County Public Utilities 3 .688 12/01/38 256,882
350,000 Maryland Economic Development Corp 5 .942 05/31/57 351,627
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 283,322
170,000 Morris County Improvement Authority 1 .298 06/15/27 164,377
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 207,138
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 201,236
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 107,863
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 142,601
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 144,119
2,000,000 (a),(b) New Hampshire Business Finance Authority 4 .080 02/01/29 2,000,000
850,000 (a),(b) New Hampshire Business Finance Authority 3 .950 07/01/33 850,000
240,000 (b),(c),(f) Pennsylvania Economic Development Financing Authority 10 .000 12/01/29 24
1,000,000 Philadelphia Energy Authority 5 .048 11/01/27 1,020,501
750,000 Public Finance Authority 5 .292 07/01/29 759,239
750,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 761,692
250,000 San Jose Financing Authority 4 .662 05/01/37 245,863

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 650,632 State of Hawaii Department of Business Economic Development & Tourism 3 .242% 01/01/31 $ 641,865
TOTAL MUNICIPAL BONDS 12,802,263
U.S. TREASURY SECURITIES - 1.6%
187,000 United States Treasury Note/Bond 3 .625 12/31/30 186,109
2,310,000 United States Treasury Note/Bond 4 .000 11/15/35 2,276,794
250,000 United States Treasury Note/Bond 4 .625 11/15/45 244,297
317,000 United States Treasury Note/Bond 4 .750 08/15/55 311,650
TOTAL U.S. TREASURY SECURITIES 3,018,850
TOTAL GOVERNMENT BONDS
(Cost $39,482,477) 38,788,079
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
10,000 Brookfield Property Partners LP 142,800
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 142,800
UTILITIES - 0.3%
20,000 Brookfield Infrastructure Partners LP 335,000
16,000 Brookfield Renewable Partners LP 292,000
TOTAL UTILITIES 627,000
TOTAL PREFERRED STOCKS
(Cost $1,150,000) 769,800
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 14.9%
ASSET BACKED - 10.0%
125,000 (a),(b) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP 5 .965 10/15/35 5,246
1,000,000 (b) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 964,534
446,798 (b) EnFin Residential Solar Receivables Trust, Series 2024 2A 5 .980 09/20/55 428,580
1,000,000 (b) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 1,029,511
61,857 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS 2 .100 05/20/48 50,293
216,113 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 177,533
218,643 (b) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 153,636
336,632 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS 2 .700 01/20/49 296,339
767,579 (b) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS 4 .950 07/20/49 698,216
873,990 (b) GoodLeap Sustainable Home Solutions Trust, Series 2023 1GS 5 .520 02/22/55 816,233
211,213 (b) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 195,482
67,579 (b) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 65,718
102,203 (b) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 98,161
64,009 (b) HERO Funding Trust, Series 2016 4A 4 .290 09/20/47 62,033
31,694 (b) HERO Funding Trust, Series 2017 1A 4 .460 09/20/47 30,255
71,887 (b) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 65,919
144,853 (b) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 136,023
84,465 (b) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 73,297
900,000 (b) Hertz Vehicle Financing III LLC, Series 2023 2A 7 .130 09/25/29 935,431
126,088 (b) Loanpal Solar Loan Ltd, Series 2021 1GS 2 .290 01/20/48 106,351
265,276 (b) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 234,921
89,786 (b) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 76,180
527,359 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .050 12/20/46 425,302
164,670 (b) Mosaic Solar Loan Trust, Series 2021 1A 2 .250 12/20/46 137,898
756,412 (b) Mosaic Solar Loan Trust, Series 2025 1A 6 .120 08/22/50 757,812
372,013 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 308,917
814,375 (b) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 492,617
701,301 (b) Mosaic Solar Loan Trust, Series 2022 3A 6 .100 06/20/53 689,626
500,000 (b) Mosaic Solar Loan Trust, Series 2023 2A 8 .180 09/22/53 112,216
850,000 (a),(b) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X 5 .493 10/15/40 854,147
124,109 (b) Renew, Series 2021 1 2 .060 11/20/56 100,274
933,390 (b) Renew, Series 2024 2A 5 .326 11/20/60 887,265
952,015 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 801,766
825,290 (b) Sunnova Hestia I Issuer LLC, Series 2023 GRID1 5 .750 12/20/50 825,575
1,029,454 (b) Sunnova Hestia II Issuer LLC, Series 2024 GRID1 5 .630 07/20/51 1,022,667
189,522 (b) Sunrun Athena Issuer LLC, Series 2018 1 5 .310 04/30/49 184,411

Green Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 403,477 (b) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610% 02/01/55 $ 388,970
254,711 (b) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 243,138
443,967 (b) Sunrun Jupiter Issuer LLC, Series 2022 1A 4 .750 07/30/57 429,582
197,671 (b) Sunrun Vulcan Issuer LLC, Series 2021 1A 2 .460 01/30/52 181,711
730,000 (b) Switch ABS Issuer LLC, Series 2025 2A 5 .121 10/25/55 728,943
83,015 (b) Tesla Auto Lease Trust, Series 2024 B 4 .790 01/20/27 83,074
618,147 (b) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 620,154
500,000 (b) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 502,042
248,466 (b) Trinity Rail Leasing L.P., Series 2025 1A 5 .090 10/19/55 247,011
164,544 (b) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 160,802
772,020 (b) Vivint Solar Financing VII LLC, Series 2020 1A 2 .210 07/31/51 721,512
TOTAL ASSET BACKED 18,607,324
OTHER MORTGAGE BACKED - 4.9%
250,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 1.764%), Series 2021 ACEN 5 .515 04/15/34 223,208
1,000,000 (b) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 985,037
1,000,000 (b) BBCMS Trust, Series 2015 SRCH 4 .498 08/10/35 973,678
100,000 (b) BBCMS Trust, Series 2015 SRCH 4 .798 08/10/35 96,291
500,000 (b) Century Plaza Towers, Series 2019 CPT 2 .865 11/13/39 464,665
1,975,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .300 04/15/42 17,865
500,000 (a),(b) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .482 04/15/42 513,031
100,000 (b) COMM Mortgage Trust, Series 2022 HC 3 .376 01/10/39 94,747
100,000 (b) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 100,471
250,000 (a),(b) MFT Mortgage Trust, Series 2020 B6 3 .283 08/10/40 182,465
297,597 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 282,767
500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE 6 .580 07/15/36 408,662
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .080 07/15/36 174,427
325,000 (a),(b) NYC Commercial Mortgage Trust, Series 2025 300P 4 .879 07/13/42 326,632
11,470,000 (a),(b) NYC Commercial Mortgage Trust, Series 2021 909 0 .226 04/10/43 130,105
1,000,000 (b) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 929,053
730,448 (b) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 698,478
1,000,000 (a),(b) PENN Commercial Mortgage Trust, Series 2025 P11 5 .344 08/10/42 1,025,530
125,000 (b) SLG Office Trust, Series 2021 OVA 2 .851 07/15/41 108,169
400,000 (a),(b) STWD Mortgage Trust, (TSFR1M + 2.419%), Series 2021 LIH 6 .170 11/15/36 399,472
1,000,000 (b) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6 .011 06/10/37 1,039,707
TOTAL OTHER MORTGAGE BACKED 9,174,460
TOTAL STRUCTURED ASSETS
(Cost $29,491,266) 27,781,784
TOTAL LONG-TERM INVESTMENTS
(Cost $188,399,829) 183,056,775
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1.1%
2,073,000 (g) Fixed Income Clearing Corporation 3 .810 01/02/26 2,073,000
TOTAL REPURCHASE AGREEMENT 2,073,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,073,000) 2,073,000
TOTAL INVESTMENTS - 99.2%
(Cost $190,472,829) 185,129,775
OTHER ASSETS & LIABILITIES, NET - 0.8% 1,567,458
NET ASSETS - 100.0% $ 186,697,233
EUR Euro
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $68,812,834 or 37.2% of Total
Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) All or a portion of this security is owned by Nuveen Green Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(e) Perpetual security. Maturity date is not applicable.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $2,073,439 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $2,114,493.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 713,594 EUR 608,260 Bank of America, N.A. 01/08/26 $ (240)
Total  $ (240)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (240)
EUR Euro

Green Bond

Consolidated Portfolio of Investments December 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Green Bond
Long-Term Investments
:
Bank loan obligations $— $3,533,346 $— $3,533,346
Corporate bonds — 111,182,603 1,001,163 112,183,766
Government bonds — 38,292,640 495,439 38,788,079
Preferred stocks 769,800 — — 769,800
Structured assets — 27,781,784 — 27,781,784
Short-Term Investments
:
Repurchase agreement — 2,073,000 — 2,073,000
Investments in Derivatives
:
Forward foreign currency contracts* — (240) — (240)
Total $769,800 $182,863,133 $1,496,602 $185,129,535
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2025
High Yield Fund

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 5.2%
AUTOMOBILES & COMPONENTS - 0.2%
$ 3,038,050 (a) DexKo Global Inc., Incremental Term Loan, (TSFR1M + 4.250%) 7.966% 10/04/28 $ 3,024,379
1,936,390 (a) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 7.581 10/04/28 1,926,098
TOTAL AUTOMOBILES & COMPONENTS 4,950,477
CAPITAL GOODS - 0.7%
9,776,125 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.216 02/28/31 9,823,881
5,944,259 (a) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.466 08/01/30 5,965,629
TOTAL CAPITAL GOODS 15,789,510
CONSUMER SERVICES - 0.5%
2,500,000 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.966 02/06/30 2,486,875
9,875,623 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7.172 11/30/29 8,783,182
TOTAL CONSUMER SERVICES 11,270,057
ENERGY - 0.0%
412,661 (b) Cloud Peak Energy Resources LLC 12.000 05/03/27 412,661
TOTAL ENERGY 412,661
FOOD, BEVERAGE & TOBACCO - 0.4%
9,151,093 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR1M + 2.250%) 5.922 03/31/28 9,187,743
TOTAL FOOD, BEVERAGE & TOBACCO 9,187,743
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
7,431,234 (a) Heartland Dental, LLC, Term Loan, (TSFR1M + 3.750%) 7.466 08/25/32 7,471,066
1,658,160 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5.466 10/23/28 1,664,950
4,888,125 (a) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.216 02/21/31 4,917,576
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,053,592
INSURANCE - 0.5%
4,950,000 (a) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6.716 11/06/30 4,952,326
5,000,000 (a) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.081 02/03/28 4,991,425
TOTAL INSURANCE 9,943,751
MATERIALS - 0.2%
5,000,000 (a) Qnity Electronics Inc, Term Loan B, (TSFR6M + 2.000%) 5.804 11/01/32 5,028,900
TOTAL MATERIALS 5,028,900
MEDIA & ENTERTAINMENT - 0.1%
2,669,535 (a) Gray Television, Inc., Term Loan D, (TSFR1M + 3.000%) 6.987 12/01/28 2,676,209
TOTAL MEDIA & ENTERTAINMENT 2,676,209
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
4,987,469 (a) Bausch Health Companies Inc., Term Loan B, (TSFR1M + 6.250%) 9.966 10/08/30 4,884,004
5,757,000 (a) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6.733 11/12/32 5,791,196
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,675,200
SOFTWARE & SERVICES - 1.1%
9,900,188 (a) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 5.672 01/31/31 9,928,057
4,231,780 (a) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6.623 05/01/31 4,076,621
9,888,278 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6.466 10/09/29 9,956,259
TOTAL SOFTWARE & SERVICES 23,960,937
TELECOMMUNICATION SERVICES - 0.4%
5,000,000 (a),(c) Iridium Satellite LLC, (TBD) TBD TBD 4,884,050
4,949,286 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%) 6.181 04/15/30 4,928,772
TOTAL TELECOMMUNICATION SERVICES 9,812,822
TOTAL BANK LOAN OBLIGATIONS
(Cost $118,143,694) 117,761,859
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.0%
ENERGY - 0.0%
7,963 (b),(d) Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,100 (d) Bright Bidco BV 7,735

High Yield Fund

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
5,572 (d) Bright Bidco BV $ 1,950
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,685
TELECOMMUNICATION SERVICES - 0.0%
22,638 (d) Altice France Lux 3 398,690
TOTAL TELECOMMUNICATION SERVICES 398,690
TOTAL COMMON STOCKS
(Cost $1,165,628) 408,455
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 91.0%
AUTOMOBILES & COMPONENTS - 2.8%
$ 2,535,000 (e) Clarios Global LP 6.750% 02/15/30 2,646,058
6,815,000 Goodyear Tire & Rubber Co 5.000 07/15/29 6,733,592
4,650,000 Goodyear Tire & Rubber Co 5.250 07/15/31 4,411,027
14,950,000 (e) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 15,074,265
6,615,000 (e) Phinia, Inc 6.750 04/15/29 6,846,406
5,770,000 (e) Phinia, Inc 6.625 10/15/32 5,974,517
13,535,000 (e) ZF North America Capital, Inc 6.750 04/23/30 13,374,901
7,180,000 (e) ZF North America Capital, Inc 7.500 03/24/31 7,257,235
TOTAL AUTOMOBILES & COMPONENTS 62,318,001
CAPITAL GOODS - 5.8%
4,350,000 (e) AECOM 6.000 08/01/33 4,458,141
10,277,000 (e) Albion Financing  SARL 7.000 05/21/30 10,726,215
7,675,000 (e),(f) Alta Equipment Group, Inc 9.000 06/01/29 6,931,279
7,000,000 (e) Camelot Return Merger Sub, Inc 8.750 08/01/28 5,424,267
4,380,000 (e) Carpenter Technology Corp 5.625 03/01/34 4,448,875
2,335,000 (e) Gates Corp 6.875 07/01/29 2,424,851
2,870,000 (e) Herc Holdings, Inc 6.625 06/15/29 2,979,343
6,645,000 (e) Herc Holdings, Inc 7.000 06/15/30 6,993,387
3,740,000 (e) Herc Holdings, Inc 5.750 03/15/31 3,795,515
3,335,000 (e) Herc Holdings, Inc 7.250 06/15/33 3,536,381
4,860,000 (e) Herc Holdings, Inc 6.000 03/15/34 4,924,768
9,175,000 (e) Masterbrand, Inc 7.000 07/15/32 9,505,575
3,655,000 (e) New Flyer Holdings, Inc 9.250 07/01/30 3,928,474
9,675,000 (e) Quikrete Holdings, Inc 6.375 03/01/32 10,070,514
4,000,000 (e) Standard Building Solutions, Inc 6.250 08/01/33 4,086,148
8,190,000 (e) TransDigm, Inc 6.875 12/15/30 8,570,890
9,035,000 (e) TransDigm, Inc 6.625 03/01/32 9,400,185
10,000,000 (e) TransDigm, Inc 6.375 05/31/33 10,261,270
7,430,000 (e) Trinity Industries, Inc 7.750 07/15/28 7,718,994
4,940,000 (e) United Rentals North America, Inc 5.375 11/15/33 4,936,503
3,975,000 (e) Windsor Holdings III LLC 8.500 06/15/30 4,199,023
TOTAL CAPITAL GOODS 129,320,598
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
13,120,000 (e) AMN Healthcare, Inc 6.500 01/15/31 13,122,453
9,685,000 (e) ASGN, Inc 4.625 05/15/28 9,516,532
3,425,000 (e) Clean Harbors, Inc 5.750 10/15/33 3,513,379
3,145,000 (e) Garda World Security Corp 6.500 01/15/31 3,218,236
5,000,000 (e) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 5,314,250
9,200,000 (e) Neptune Bidco US, Inc 9.290 04/15/29 9,215,721
282,000 (e) Prime Security Services Borrower LLC 5.750 04/15/26 282,101
325,000 (e) Prime Security Services Borrower LLC 3.375 08/31/27 318,648
11,925,000 (e) RR Donnelley & Sons Co 9.500 08/01/29 12,288,712
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 56,790,032
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
8,000,000 (e) Academy Ltd 6.000 11/15/27 8,005,899
5,240,000 (e) Asbury Automotive Group, Inc 5.000 02/15/32 5,092,221
12,440,000 (e) Bath & Body Works, Inc 6.625 10/01/30 12,718,619
6,675,000 (e) Group 1 Automotive, Inc 4.000 08/15/28 6,542,973
1,000,000 (e) Kohl's Corp 10.000 06/01/30 1,101,262
9,725,000 Kohl's Corp 5.125 05/01/31 8,554,361
7,835,000 (e) LCM Investments Holdings II LLC 4.875 05/01/29 7,719,131

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3% (continued)
$ 620,000 (e) LCM Investments Holdings II LLC 8.250% 08/01/31 $ 655,770
11,955,000 (e) Macy's Retail Holdings LLC 6.125 03/15/32 12,099,954
16,130,000 (e) Magic Mergeco, Inc 5.250 05/01/28 15,506,700
10,000,000 (e) Magic Mergeco, Inc 7.875 05/01/29 9,230,959
7,685,000 (e) Park River Holdings, Inc 8.000 03/15/31 7,923,196
1,800,000 (e) PetSmart, Inc 7.500 09/15/32 1,831,832
7,650,000 (e) QXO Building Products, Inc 6.750 04/30/32 7,989,803
10,000,000 (e) Staples, Inc 10.750 09/01/29 9,941,807
1,515,000 Veritiv Operating Co 10.500 11/30/30 1,628,948
3,395,000 (e) Wayfair LLC 7.250 10/31/29 3,543,260
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 120,086,695
CONSUMER DURABLES & APPAREL - 1.7%
12,400,000 (e) CD&R Smokey Buyer, Inc 9.500 10/15/29 10,113,516
4,980,000 (e) Champ Acquisition Corp 8.375 12/01/31 5,378,918
5,200,000 Newell Rubbermaid, Inc 7.000 04/01/46 4,339,475
7,680,000 (e) S&S Holdings LLC 8.375 10/01/31 7,359,182
2,560,000 (e) TopBuild Corp 5.625 01/31/34 2,589,661
8,880,000 (e) Wolverine World Wide, Inc 4.000 08/15/29 8,208,245
TOTAL CONSUMER DURABLES & APPAREL 37,988,997
CONSUMER SERVICES - 5.0%
7,260,000 (e),(f) Caesars Entertainment, Inc 6.000 10/15/32 7,059,979
7,680,000 (e) Carnival Corp 5.875 06/15/31 7,932,703
15,230,000 (e) CDI Escrow Issuer, Inc 5.750 04/01/30 15,378,325
5,515,000 (e) Cinemark USA, Inc 5.250 07/15/28 5,514,391
4,315,000 (e) Cinemark USA, Inc 7.000 08/01/32 4,477,684
10,245,000 (e) Fertitta Entertainment LLC 4.625 01/15/29 9,950,283
7,330,000 (e) Flutter Treasury DAC 5.875 06/04/31 7,431,887
5,950,000 (e) Hilton Domestic Operating Co, Inc 5.500 03/31/34 5,990,864
3,445,000 (e) Life Time, Inc 6.000 11/15/31 3,529,440
5,015,000 (e) Light & Wonder International, Inc 6.250 10/01/33 5,077,175
7,945,000 (e) Marriott Ownership Resorts, Inc 6.500 10/01/33 7,621,683
6,900,000 (e) Merlin Entertainments Group US Holdings, Inc 7.375 02/15/31 6,146,355
5,350,000 (e) Motion Finco Sarl 8.375 02/15/32 4,804,360
2,558,750 (e) Muvico LLC 9.000 02/19/29 2,775,485
3,835,000 (e) NCL Corp Ltd 5.875 01/15/31 3,820,490
3,310,000 (e) NCL Corp Ltd 6.250 09/15/33 3,308,606
5,425,000 (e) Six Flags Entertainment Corp 6.625 05/01/32 5,470,646
5,510,000 (e) Wynn Resorts Finance LLC 6.250 03/15/33 5,633,841
TOTAL CONSUMER SERVICES 111,924,197
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.8%
8,020,000 (e) Albertsons Cos, Inc 6.500 02/15/28 8,191,755
3,545,000 (e) Albertsons Cos, Inc 6.250 03/15/33 3,644,193
5,840,000 (e) Albertsons Cos, Inc 5.750 03/31/34 5,863,623
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,699,571
ENERGY - 12.0%
7,475,000 (e) Antero Midstream Partners LP 5.750 10/15/33 7,520,142
2,000,000 (e) Archrock Partners LP 6.250 04/01/28 2,011,478
3,945,000 (e) Archrock Partners LP 6.625 09/01/32 4,068,695
6,800,000 (e) Ascent Resources Utica Holdings LLC 6.625 10/15/32 7,021,762
2,315,000 (e) Ascent Resources Utica Holdings LLC 6.625 07/15/33 2,396,127
1,536,585 (e) BORR IHC Ltd 10.000 11/15/28 1,543,764
6,040,000 (e) Buckeye Partners LP 6.750 02/01/30 6,340,496
2,820,000 (e) Chord Energy Corp 6.000 10/01/30 2,854,582
8,500,000 (e) Chord Energy Corp 6.750 03/15/33 8,789,995
6,090,000 (e) Civitas Resources, Inc 8.375 07/01/28 6,275,093
2,000,000 (e) Civitas Resources, Inc 8.625 11/01/30 2,096,120
3,235,000 (e) Civitas Resources, Inc 8.750 07/01/31 3,355,993
8,620,000 (e) CNX Resources Corp 7.250 03/01/32 8,998,417
9,055,000 (e) Delek Logistics Partners LP 7.375 06/30/33 9,240,166
10,000,000 (g) Energy Transfer LP 7.125 N/A 10,239,530
1,715,000 Genesis Energy LP 7.875 05/15/32 1,787,733
2,420,000 Genesis Energy LP 8.000 05/15/33 2,512,207

High Yield Fund

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 12.0% (continued)
$ 7,470,000 (e) Harvest Midstream I LP 7.500% 05/15/32 $ 7,786,608
6,185,000 (e) Hilcorp Energy I LP 6.000 04/15/30 6,009,990
6,166,000 (e) Hilcorp Energy I LP 6.000 02/01/31 5,861,593
7,585,000 (e) Hilcorp Energy I LP 6.250 04/15/32 7,140,381
3,830,000 (e) Hilcorp Energy I LP 8.375 11/01/33 3,910,641
5,000,000 (e) Kinetik Holdings LP 6.625 12/15/28 5,148,385
5,350,000 (e) Kodiak Gas Services LLC 7.250 02/15/29 5,565,883
1,745,000 (e) Kodiak Gas Services LLC 6.500 10/01/33 1,782,016
2,500,000 (e) Kodiak Gas Services LLC 6.750 10/01/35 2,570,523
2,560,000 (e) Matador Resources Co 6.250 04/15/33 2,563,405
11,795,000 (e) Noble Finance II LLC 8.000 04/15/30 12,253,987
2,400,000 (e) PBF Holding Co LLC 9.875 03/15/30 2,468,993
9,925,000 (e),(f) PBF Holding Co LLC 7.875 09/15/30 9,558,155
3,898,000 (e) Rockies Express Pipeline LLC 6.750 03/15/33 4,113,638
5,200,000 South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 5,420,334
5,000,000 (e) Sunoco LP 5.625 03/31/31 5,036,635
5,000,000 (e) Sunoco LP 6.250 07/01/33 5,121,588
5,000,000 (e) Sunoco LP 5.875 03/15/34 4,999,558
7,145,000 (e),(g) Sunoco LP 7.875 N/A 7,339,880
5,000,000 (e) Talos Production, Inc 9.000 02/01/29 5,193,185
889,385 (e) TRANSOCEAN AQUILA Ltd 8.000 09/30/28 910,984
4,170,000 (e) Transocean International Ltd 7.875 10/15/32 4,355,152
3,622,619 (e) Transocean Titan Financing Ltd 8.375 02/01/28 3,699,716
4,068,750 (e) Transocean, Inc 8.750 02/15/30 4,251,469
2,500,000 Transocean, Inc 8.500 05/15/31 2,476,315
9,520,000 (e) USA Compression Partners LP 7.125 03/15/29 9,854,260
2,090,000 (e) USA Compression Partners LP 6.250 10/01/33 2,115,059
4,535,000 (e) Venture Global LNG, Inc 8.125 06/01/28 4,593,518
8,275,000 (e),(f) Venture Global LNG, Inc 7.000 01/15/30 7,964,103
10,375,000 (e) Venture Global LNG, Inc 9.875 02/01/32 10,718,126
7,900,000 (e),(g) Venture Global LNG, Inc 9.000 N/A 6,238,873
2,515,000 (e) Venture Global Plaquemines LNG LLC 6.125 12/15/30 2,561,136
2,100,000 (e) Venture Global Plaquemines LNG LLC 6.500 01/15/34 2,150,904
4,710,000 (e) Venture Global Plaquemines LNG LLC 6.500 06/15/34 4,812,596
6,180,000 (e) Weatherford International Ltd 6.750 10/15/33 6,329,012
TOTAL ENERGY 269,928,901
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
12,690,000 (e) Iron Mountain, Inc 7.000 02/15/29 13,035,307
6,542,000 (e) Iron Mountain, Inc 6.250 01/15/33 6,596,735
3,900,000 (e) Millrose Properties, Inc 6.375 08/01/30 3,990,574
6,575,000 (e) Millrose Properties, Inc 6.250 09/15/32 6,634,066
9,130,000 (f) MPT Operating Partnership LP 5.000 10/15/27 8,813,932
2,175,000 (e) MPT Operating Partnership LP 8.500 02/15/32 2,322,755
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 41,393,369
FINANCIAL SERVICES - 10.9%
7,658,000 (e) Azorra Finance Ltd 7.250 01/15/31 8,024,300
8,060,000 Block, Inc 6.500 05/15/32 8,381,272
6,280,000 (e) Burford Capital Global Finance LLC 7.500 07/15/33 5,992,760
5,146,854 (e) Compass Group Diversified Holdings LLC 5.250 04/15/29 4,773,872
9,161,400 (e),(f) Compass Group Diversified Holdings LLC 5.000 01/15/32 8,208,792
12,810,000 (e) Encore Capital Group, Inc 8.500 05/15/30 13,770,058
8,330,000 (e) Encore Capital Group, Inc 6.625 04/15/31 8,371,592
9,270,000 (e) FirstCash, Inc 6.875 03/01/32 9,642,670
7,625,000 (e) Freedom Mortgage Holdings LLC 6.875 05/01/31 7,629,583
7,850,000 (e) Freedom Mortgage Holdings LLC 8.375 04/01/32 8,263,419
4,990,000 (e) Freedom Mortgage Holdings LLC 7.875 04/01/33 5,167,457
3,050,000 HA Sustainable Infrastructure Capital, Inc 8.000 06/01/56 3,187,433
1,696,000 (e) HAT Holdings I LLC 3.375 06/15/26 1,685,211
10,900,000 (e) Hunt Cos, Inc 5.250 04/15/29 10,640,158
450,000 Icahn Enterprises LP 6.250 05/15/26 449,688
10,320,000 Icahn Enterprises LP 5.250 05/15/27 10,178,154
14,275,000 Icahn Enterprises LP 4.375 02/01/29 12,316,339

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 10.9% (continued)
$ 12,650,000 (e) Jane Street Group 6.125% 11/01/32 $ 12,872,134
4,000,000 Navient Corp 5.000 03/15/27 4,008,676
9,260,000 Navient Corp 4.875 03/15/28 9,156,348
5,450,000 (f) Navient Corp 5.500 03/15/29 5,409,976
75,000 OneMain Finance Corp 7.125 03/15/26 75,553
5,000,000 OneMain Finance Corp 3.500 01/15/27 4,951,200
10,110,000 OneMain Finance Corp 6.125 05/15/30 10,308,025
10,000,000 OneMain Finance Corp 4.000 09/15/30 9,373,601
4,130,000 OneMain Finance Corp 6.750 09/15/33 4,182,156
4,900,000 (e) Osaic Holdings, Inc 6.750 08/01/32 5,118,637
8,120,000 (e) PennyMac Financial Services, Inc 7.875 12/15/29 8,640,068
5,000,000 (e) PennyMac Financial Services, Inc 7.125 11/15/30 5,256,145
5,645,000 (e) Rocket Cos, Inc 6.375 08/01/33 5,885,584
4,820,000 (e) Starwood Property Trust, Inc 6.000 04/15/30 4,947,258
4,065,000 (e) Starwood Property Trust, Inc 6.500 07/01/30 4,240,234
6,725,000 (e),(g),(h) UBS Group AG. 6.600 N/A 6,829,661
3,600,000 (e) UWM Holdings LLC 6.625 02/01/30 3,645,284
8,900,000 (e),(f) VistaJet Malta Finance plc 6.375 02/01/30 8,469,673
4,000,000 (e) WEX, Inc 6.500 03/15/33 4,094,644
TOTAL FINANCIAL SERVICES 244,147,615
FOOD, BEVERAGE & TOBACCO - 2.2%
5,615,000 (e) Darling Ingredients, Inc 6.000 06/15/30 5,706,699
10,000,000 (e) Post Holdings, Inc 6.375 03/01/33 10,099,999
4,035,000 (e) Post Holdings, Inc 6.500 03/15/36 4,040,454
9,000,000 (e) Primo Water Holdings, Inc 6.250 04/01/29 9,043,505
9,145,000 (e) Primo Water Holdings, Inc 4.375 04/30/29 8,897,025
11,515,000 (e) Viking Baked Goods Acquisition Corp 8.625 11/01/31 11,551,986
TOTAL FOOD, BEVERAGE & TOBACCO 49,339,668
HEALTH CARE EQUIPMENT & SERVICES - 5.0%
3,000,000 (e) CHS 5.250 05/15/30 2,817,578
7,947,000 (e) CHS 10.875 01/15/32 8,673,674
5,300,000 (e) CHS 9.750 01/15/34 5,566,742
5,000,000 CVS Health Corp 7.000 03/10/55 5,245,240
11,160,000 (e) DaVita, Inc 4.625 06/01/30 10,851,872
6,540,000 (e) DaVita, Inc 3.750 02/15/31 6,042,131
3,400,000 (e) DaVita, Inc 6.875 09/01/32 3,539,284
2,225,000 (e) Global Medical Response, Inc 7.375 10/01/32 2,312,607
6,578,000 (e) IQVIA, Inc 6.250 06/01/32 6,873,472
4,000,000 (e) LifePoint Health, Inc 11.000 10/15/30 4,386,540
5,000,000 (e) LifePoint Health, Inc 8.375 02/15/32 5,427,320
6,385,000 (e) Molina Healthcare, Inc 6.500 02/15/31 6,557,586
4,400,000 (e) Molina Healthcare, Inc 6.250 01/15/33 4,485,645
8,510,000 (e) National Mentor Holdings, Inc 10.500 12/15/30 8,555,088
11,345,000 (e) Prime Healthcare Services, Inc 9.375 09/01/29 11,912,257
8,580,000 (e) Radiology Partners, Inc 8.500 07/15/32 8,962,990
2,205,000 (e) Surgery Center Holdings, Inc 7.250 04/15/32 2,230,288
8,745,000 (e) Team Health Holdings, Inc 8.375 06/30/28 8,850,377
TOTAL HEALTH CARE EQUIPMENT & SERVICES 113,290,691
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,840,000 (e) Coty, Inc 6.625 07/15/30 5,982,403
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,982,403
INSURANCE - 4.0%
3,710,000 (e) Acrisure LLC 6.750 07/01/32 3,821,701
10,625,000 (e) Alliant Holdings Intermediate LLC 4.250 10/15/27 10,557,463
9,305,000 (e) Alliant Holdings Intermediate LLC 6.750 04/15/28 9,474,123
10,000,000 (e) Alliant Holdings Intermediate LLC 6.500 10/01/31 10,306,868
8,400,000 (e) APH Somerset Investor 2 LLC 7.875 11/01/29 8,483,867
9,640,000 (e) Ardonagh Finco Ltd 7.750 02/15/31 10,106,140
4,365,000 (e) ASURION LLC 8.000 12/31/32 4,529,174
8,270,000 (e) HUB International Ltd 7.250 06/15/30 8,682,881
18,520,000 (e) Panther Escrow Issuer LLC 7.125 06/01/31 19,191,313

High Yield Fund

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 4.0% (continued)
$ 4,965,000 (e) Ryan Specialty LLC 5.875% 08/01/32 $ 5,073,077
TOTAL INSURANCE 90,226,607
MATERIALS - 5.0%
5,000,000 (e) ,NV Chemicals Corp 7.000 12/01/31 5,325,545
3,335,000 (e) Ardagh Metal Packaging Finance USA LLC 6.250 01/30/31 3,410,955
10,225,000 (e) Arsenal AIC Parent LLC 8.000 10/01/30 10,850,369
6,110,000 (e) Avient Corp 7.125 08/01/30 6,290,942
9,400,000 (e) Avient Corp 6.250 11/01/31 9,661,856
3,655,000 (e) Clydesdale Acquisition Holdings, Inc 8.750 04/15/30 3,715,962
3,135,000 (e) Commercial Metals Co 6.000 12/15/35 3,213,864
5,940,000 (e) Compass Minerals International, Inc 8.000 07/01/30 6,215,242
8,900,000 (e) EverArc Escrow Sarl 5.000 10/30/29 8,812,750
3,270,000 (e) Inversion Escrow Issuer LLC 6.750 08/01/32 3,257,366
14,685,000 (e) Mineral Resources Ltd 8.000 11/01/27 14,997,790
1,655,000 (e) Mineral Resources Ltd 7.000 04/01/31 1,725,841
12,200,000 (e) Olin Corp 6.625 04/01/33 12,108,119
6,330,000 (e) Qnity Electronics, Inc 5.750 08/15/32 6,472,083
2,030,000 (e) Qnity Electronics, Inc 6.250 08/15/33 2,104,200
5,000,000 (e) SCIH Salt Holdings, Inc 4.875 05/01/28 5,001,215
2,135,000 (e) Solstice Advanced Materials, Inc 5.625 09/30/33 2,153,775
6,000,000 (e) WR Grace Holdings LLC 6.625 08/15/32 6,076,618
TOTAL MATERIALS 111,394,492
MEDIA & ENTERTAINMENT - 8.4%
1,800,000 (e) Advantage Sales & Marketing, Inc 6.500 11/15/28 1,471,500
4,860,000 (e) Arches Buyer, Inc 4.250 06/01/28 4,769,667
5,120,000 (e) CCO Holdings LLC 5.375 06/01/29 5,062,245
12,250,000 (e) CCO Holdings LLC 4.500 08/15/30 11,533,520
9,025,000 (e) CCO Holdings LLC 4.250 02/01/31 8,292,622
10,800,000 CCO Holdings LLC 4.500 05/01/32 9,693,403
10,000,000 Charter Communications Operating LLC 4.400 12/01/61 6,540,270
6,760,000 (e) DIRECTV Financing LLC 8.875 02/01/30 6,839,728
11,170,000 (e) DIRECTV Holdings LLC 5.875 08/15/27 11,235,568
4,200,000 (e) DISH Network Corp 11.750 11/15/27 4,371,276
5,195,000 (e) Gray Media, Inc 7.250 08/15/33 5,308,401
3,780,000 (e) Gray Television, Inc 10.500 07/15/29 4,064,789
4,900,000 (e) Gray Television, Inc 4.750 10/15/30 3,800,651
7,500,000 (e) McGraw-Hill Education, Inc 7.375 09/01/31 7,912,927
4,120,000 (e) Neptune Bidco US, Inc 10.375 05/15/31 4,224,405
7,000,000 (e) Scripps Escrow II, Inc 3.875 01/15/29 6,440,972
4,000,000 (e) Sirius XM Radio, Inc 5.000 08/01/27 4,009,741
1,980,000 (e) Sirius XM Radio, Inc 4.125 07/01/30 1,883,113
3,745,000 (e),(f) Sirius XM Radio, Inc 3.875 09/01/31 3,448,896
9,425,000 (e) Sunrise FinCo I BV 4.875 07/15/31 8,977,313
10,900,000 (e) Univision Communications, Inc 4.500 05/01/29 10,470,318
6,214,000 (e) Univision Communications, Inc 8.500 07/31/31 6,491,325
1,240,000 (e) Univision Communications, Inc 9.375 08/01/32 1,332,768
18,665,000 (e) Virgin Media Secured Finance plc 5.500 05/15/29 18,387,948
11,175,000 (e) VZ Secured Financing BV 5.000 01/15/32 10,112,852
5,000,000 Warnermedia Holdings, Inc 4.279 03/15/32 4,389,100
6,825,000 Warnermedia Holdings, Inc 5.050 03/15/42 4,803,094
4,550,000 Warnermedia Holdings, Inc 5.141 03/15/52 2,997,767
9,672,000 (e) Ziff Davis, Inc 4.625 10/15/30 9,186,030
TOTAL MEDIA & ENTERTAINMENT 188,052,209
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
11,981,000 (e) 1261229 BC Ltd 10.000 04/15/32 12,460,442
3,360,000 (e) Bausch Health Cos, Inc 4.875 06/01/28 3,007,200
1,335,000 (e) GENMAB A.S. 7.250 12/15/33 1,402,300
6,610,000 (e) Organon & Co 7.875 05/15/34 5,380,091
12,700,000 (e) Organon Finance  LLC 5.125 04/30/31 10,518,077
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,768,110
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
12,655,400 (e) Anywhere Real Estate Group LLC 7.000 04/15/30 12,600,903

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0% (continued)
$ 3,472,000 Kennedy-Wilson, Inc 4.750% 03/01/29 $ 3,371,465
7,000,000 (f) Kennedy-Wilson, Inc 5.000 03/01/31 6,583,370
742,000 (e) Realogy Group LLC 5.250 04/15/30 691,206
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,246,944
SOFTWARE & SERVICES - 1.2%
12,900,000 (e) Ahead DB Holdings LLC 6.625 05/01/28 12,983,527
1,800,000 (e) CoreWeave, Inc 9.250 06/01/30 1,673,591
2,847,000 (e) Fair Isaac Corp 6.000 05/15/33 2,924,288
11,000,180 (e) Rackspace Finance LLC 3.500 05/15/28 4,015,066
6,000,000 (e) Rocket Software, Inc 9.000 11/28/28 6,186,941
TOTAL SOFTWARE & SERVICES 27,783,413
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
9,335,000 (e) Imola Merger Corp 4.750 05/15/29 9,213,829
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,213,829
TELECOMMUNICATION SERVICES - 5.9%
3,850,500 (e) Altice France Lux 3 9.500 11/01/29 3,960,471
5,850,000 (e) CIPHER COMPUTE LLC 7.125 11/15/30 5,958,125
8,430,000 (e) Digicel International Finance Ltd 8.625 08/01/32 8,745,680
230,000 (e) Frontier Communications Corp 5.000 05/01/28 230,396
6,160,000 (e) Holdco II SAS 7.000 04/15/32 6,348,822
8,720,000 (e) Iliad Holding SASU 7.000 10/15/28 8,828,424
5,000,000 (e) Iliad Holding SASU 8.500 04/15/31 5,381,245
9,560,000 (e) Level 3 Financing, Inc 6.875 06/30/33 9,782,538
7,510,000 (e) Level 3 Financing, Inc 7.000 03/31/34 7,739,595
3,925,000 (e) Level 3 Financing, Inc 8.500 01/15/36 4,019,132
10,000,000 Rogers Communications, Inc 7.000 04/15/55 10,462,010
6,655,000 (e) Sable International Finance Ltd 7.125 10/15/32 6,734,308
7,500,000 TELUS Corp 6.625 10/15/55 7,653,322
2,050,000 (e) Vmed O2 UK Financing I plc 4.250 01/31/31 1,869,620
5,600,000 (e) Vmed O2 UK Financing I plc 6.750 01/15/33 5,549,797
9,550,000 (e) Windstream Escrow LLC 8.250 10/01/31 10,025,299
4,355,000 (e) Windstream Services LLC 7.500 10/15/33 4,464,345
5,400,000 (e) WULF COMPUTE LLC 7.750 10/15/30 5,563,342
10,841,947 (e) Zayo Group Holdings, Inc 9.250 03/09/30 10,299,850
7,313,000 (e) Zegona Finance plc 8.625 07/15/29 7,756,767
TOTAL TELECOMMUNICATION SERVICES 131,373,088
TRANSPORTATION - 1.2%
6,805,000 (e),(f) American Airlines, Inc 7.250 02/15/28 6,956,756
2,500,000 (e) American Airlines, Inc 5.750 04/20/29 2,545,848
4,410,000 (e) Genesee & Wyoming, Inc 6.250 04/15/32 4,547,826
5,460,000 (e) Stonepeak Nile Parent LLC 7.250 03/15/32 5,778,296
5,000,000 (e),(f) VistaJet Malta Finance plc 7.875 05/01/27 5,036,805
2,805,000 (e) XPO, Inc 7.125 06/01/31 2,924,745
TOTAL TRANSPORTATION 27,790,276
UTILITIES - 6.3%
2,425,000 (e) AltaGas Ltd 7.200 10/15/54 2,514,099
13,900,000 (e) California Buyer Ltd 6.375 02/15/32 13,922,921
7,020,000 (e) ContourGlobal Power Holdings S.A. 6.750 02/28/30 7,238,392
18,678,000 (e) Ferrellgas LP 5.875 04/01/29 17,947,756
5,000,000 (e) Ferrellgas LP 9.250 01/15/31 5,149,688
7,500,000 (e) NRG Energy, Inc 6.000 02/01/33 7,648,493
5,000,000 (e) NRG Energy, Inc 5.750 01/15/34 5,050,850
6,000,000 (e) NRG Energy, Inc 6.250 11/01/34 6,162,090
1,800,000 (e) Suburban Propane Partners LP 5.000 06/01/31 1,728,049
9,836,000 (e) Superior Plus LP 4.500 03/15/29 9,601,494
15,090,000 (e) Talen Energy Supply LLC 8.625 06/01/30 15,976,602
6,425,000 (e) Talen Energy Supply LLC 6.250 02/01/34 6,552,947
5,615,000 (e) Talen Energy Supply LLC 6.500 02/01/36 5,806,413
10,000,000 (e) TerraForm Power Operating LLC 5.000 01/31/28 9,990,821
8,310,000 (e) Vistra Operations Co LLC 7.750 10/15/31 8,801,762
5,775,000 (e) VoltaGrid LLC 7.375 11/01/30 5,721,557
6,400,000 (e) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 6,717,639

High Yield Fund

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 6.3% (continued)
$ 4,185,000 (e) XPLR Infrastructure Operating Partners LP 8.625% 03/15/33 $ 4,402,680
TOTAL UTILITIES 140,934,253
TOTAL CORPORATE BONDS
(Cost $2,034,101,624) 2,042,993,959
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.0%
500,000 Invesco Senior Loan ETF 10,500,000
300,000 iShares Broad USD High Yield Corporate Bond ETF 11,218,500
TOTAL INVESTMENT COMPANIES
(Cost $21,722,000) 21,718,500
TOTAL LONG-TERM INVESTMENTS
(Cost $2,175,132,946) 2,182,882,773
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2%
49,385,871 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (j) 49,385,871
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $49,385,871) 49,385,871
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.7%
15,420,000 Federal Home Loan Bank Discount Notes 0.000 01/02/26 15,416,993
TOTAL GOVERNMENT AGENCY DEBT 15,416,993
REPURCHASE AGREEMENT - 0.4%
8,830,000 (k) Fixed Income Clearing Corporation 3.810 01/02/26 8,830,000
TOTAL REPURCHASE AGREEMENT 8,830,000
TREASURY DEBT - 0.4%
10,000,000 United States Treasury Bill 0.000 01/08/26 9,994,211
TOTAL TREASURY DEBT 9,994,211
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,240,854) 34,241,204
TOTAL INVESTMENTS - 100.9%
(Cost $2,258,759,671) 2,266,509,848
OTHER ASSETS & LIABILITIES, NET - (0.9)% (20,414,575)
NET ASSETS - 100.0% $ 2,246,095,273
ETF Exchange Traded Fund
PIK Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) When-issued or delayed delivery security.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,842,359,043 or 81.3% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,333,691.
(g) Perpetual security. Maturity date is not applicable.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $8,831,869 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $9,006,677.
Fund Level 1 Level 2 Level 3 Total
High Yield
Long-Term Investments
:
Bank loan obligations $— $117,349,198 $412,661 $117,761,859
Common stocks — 408,375 80 408,455
Corporate bonds — 2,042,993,959 — 2,042,993,959
Investment companies 21,718,500 — — 21,718,500
Investments purchased with collateral from securities lending 49,385,871 — — 49,385,871
Short-Term Investments
:
Government agency debt — 15,416,993 — 15,416,993
Repurchase agreement — 8,830,000 — 8,830,000
Treasury debt — 9,994,211 — 9,994,211
Total $71,104,371 $2,194,992,736 $412,741 $2,266,509,848
1 1 1 1 1

Short Duration Impact Bond
Portfolio of Investments December 31, 2025

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.5%
BANK LOAN OBLIGATIONS - 0.9%
UTILITIES - 0.9%
$ 1,397,796 (a) Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.000%) 5 .822% 12/15/27 $ 1,405,079
643,500 (a) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5 .672 05/30/29 645,112
TOTAL UTILITIES 2,050,191
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,032,600) 2,050,191
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 52.2%
AUTOMOBILES & COMPONENTS - 0.1%
200,000 Toyota Motor Corp 4 .450 06/30/30 202,444
TOTAL AUTOMOBILES & COMPONENTS 202,444
BANKS - 14.8%
500,000 (b) Bank of America Corp 6 .625 N/A 520,976
1,430,000 (c) BNP Paribas S.A. 1 .675 06/30/27 1,412,105
1,665,000 (c) BPCE S.A. 2 .045 10/19/27 1,637,832
1,020,000 (a) CitiBank NA, (SOFR + 0.712%) 4 .507 11/19/27 1,022,098
1,000,000 CitiBank NA 4 .876 11/19/27 1,007,204
3,000,000 (c) Cooperatieve Rabobank UA 1 .106 02/24/27 2,986,811
1,000,000 Credit Agricole Corporate & Investment Bank S.A. 4 .570 08/25/30 997,514
800,000 Deutsche Bank AG. 1 .686 03/19/26 796,130
275,000 Deutsche Bank AG. 6 .819 11/20/29 293,230
750,000 (c) Federation des Caisses Desjardins du Quebec 1 .200 10/14/26 734,490
600,000 (c) Federation des Caisses Desjardins du Quebec 5 .147 11/27/28 621,663
400,000 (c) Federation des Caisses Desjardins du Quebec 4 .565 08/26/30 402,608
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 980,910
1,150,000 ING Groep NV 4 .625 01/06/26 1,150,067
1,260,000 (c) ING Groep NV 4 .625 01/06/26 1,260,074
1,300,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.200%) 4 .034 02/10/26 1,299,957
1,000,000 (a) Inter-American Development Bank, (SOFR Compounded Index + 0.300%) 4 .093 02/15/29 998,386
1,000,000 Inter-American Development Bank 3 .802 11/12/30 998,610
2,000,000 JPMorgan Chase & Co 6 .070 10/22/27 2,031,444
925,000 JPMorgan Chase & Co 5 .571 04/22/28 943,401
1,000,000 (a),(c) KEB Hana Bank, (SOFR + 0.600%) 4 .543 10/21/28 1,002,150
500,000 M&T Bank Corp 4 .833 01/16/29 507,948
550,000 Morgan Stanley Bank NA 5 .504 05/26/28 560,973
275,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 278,767
2,025,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 2,030,301
2,008,000 Royal Bank of Canada 1 .150 07/14/26 1,979,608
250,000 (c) Royal Bank of Canada 1 .050 09/14/26 245,246
1,000,000 (c) Royal Bank of Canada 4 .851 12/14/26 1,009,903
350,000 Royal Bank of Canada 6 .750 08/24/85 363,222
1,800,000 Toronto-Dominion Bank 5 .264 12/11/26 1,822,066
1,749,000 Truist Financial Corp 1 .267 03/02/27 1,740,194
TOTAL BANKS 33,635,888
CAPITAL GOODS - 0.3%
500,000 Johnson Controls International plc 1 .750 09/15/30 445,772
300,000 Nature Conservancy 2 .668 03/01/26 299,376
TOTAL CAPITAL GOODS 745,148
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
500,000 Capital Impact Partners 5 .335 08/01/30 512,106
1,000,000 (d) International Bank for Reconstruction & Development 1 .093 03/31/32 1,001,163
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,513,269
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,050,000 AutoNation, Inc 4 .450 01/15/29 1,052,889
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,052,889
CONSUMER SERVICES - 1.1%
1,000,000 Henry J Kaiser Family Foundation 4 .214 12/01/30 1,000,931

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 1.1% (continued)
$ 750,000 Starbucks Corp 2 .450% 06/15/26 $ 744,797
250,000 Trustees of Dartmouth College 4 .273 06/01/30 252,200
500,000 YMCA of Greater New York 5 .184 08/01/30 503,235
TOTAL CONSUMER SERVICES 2,501,163
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
500,000 SYSCO Corp 5 .100 09/23/30 516,269
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 516,269
ENERGY - 1.7%
2,000,000 CIF Capital Markets Mechanism plc 4 .750 01/22/28 2,037,416
1,025,000 EOG Resources, Inc 4 .400 01/15/31 1,028,988
500,000 (c) New York State Electric & Gas Corp 5 .650 08/15/28 520,097
250,000 Williams Cos, Inc 5 .400 03/02/26 250,545
TOTAL ENERGY 3,837,046
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
1,859,000 Alexandria Real Estate Equities, Inc 3 .800 04/15/26 1,856,664
1,000,000 AvalonBay Communities, Inc 1 .900 12/01/28 944,940
180,000 (c) Starwood Property Trust, Inc 5 .250 10/15/28 181,309
1,405,000 Welltower OP LLC 2 .700 02/15/27 1,386,403
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,369,316
FINANCIAL SERVICES - 9.4%
2,000,000 (c) Bank of ,NV Scotia 1 .188 10/13/26 1,960,178
2,000,000 Bank of Montreal 4 .100 12/15/27 2,003,721
250,000 BB Blue Financing DAC 4 .395 09/20/29 244,178
3,000,000 (c) Canadian Imperial Bank of Commerce 1 .846 01/19/27 2,941,656
250,000 (c) Clearinghouse Community Development Financial Institution 7 .000 10/15/30 267,700
1,130,000 (c) Equitable Financial Life Global Funding 1 .300 07/12/26 1,114,018
250,000 HA Sustainable Infrastructure Capital, Inc 6 .150 01/15/31 256,977
650,000 HA Sustainable Infrastructure Capital, Inc 8 .000 06/01/56 679,289
274,000 (c) HAT Holdings I LLC 3 .375 06/15/26 272,257
2,265,000 (a) International Finance Corp, (SOFR Compounded Index + 0.280%) 4 .008 03/16/26 2,265,379
1,550,000 (a) International Finance Corp, (SOFR Compounded Index + 0.270%) 4 .166 07/30/27 1,550,699
1,145,000 (a) International Finance Corp, (SOFR Compounded Index + 0.310%) 4 .100 08/28/28 1,145,149
750,000 Low Income Investment Fund 3 .711 07/01/29 722,919
1,500,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 1,295,189
500,000 Private Export Funding Corp 1 .400 07/15/28 471,829
668,000 Private Export Funding Corp 4 .300 12/15/28 679,741
263,000 (c) Starwood Property Trust, Inc 6 .500 10/15/30 274,202
2,500,000 Toronto-Dominion Bank 4 .701 06/05/26 2,508,419
244,631 (c) WLB Asset II D Pte Ltd 6 .500 12/21/26 237,086
246,972 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 256,809
250,000 (c) WLB Asset VII Pte Ltd 5 .880 07/30/29 250,524
TOTAL FINANCIAL SERVICES 21,397,919
FOOD, BEVERAGE & TOBACCO - 0.1%
275,000 Campbell Soup Co 5 .200 03/21/29 281,715
TOTAL FOOD, BEVERAGE & TOBACCO 281,715
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
500,000 International Finance Facility for Immunisation Co 4 .125 10/29/27 503,931
3,095,000 Kaiser Foundation Hospitals 3 .150 05/01/27 3,069,665
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,573,596
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
1,000,000 Unilever Capital Corp 4 .875 09/08/28 1,026,670
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,026,670
INSURANCE - 3.8%
1,760,000 Aflac, Inc 1 .125 03/15/26 1,750,613
607,000 (c) Metropolitan Life Global Funding I 4 .400 06/30/27 611,230
2,600,000 (c) Principal Life Global Funding II 1 .250 08/16/26 2,556,940
1,500,000 (c) Protective Life Corp 4 .700 01/15/31 1,504,726
2,000,000 Prudential Financial, Inc 1 .500 03/10/26 1,990,641

Short Duration Impact Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 3.8% (continued)
$ 250,000 (c) USAA Capital Corp 2 .125% 05/01/30 $ 230,595
TOTAL INSURANCE 8,644,745
MATERIALS - 0.6%
1,280,000 (c) Ardagh Metal Packaging Finance USA LLC 6 .250 01/30/31 1,309,152
TOTAL MATERIALS 1,309,152
MEDIA & ENTERTAINMENT - 0.9%
1,000,000 (a) Asian Infrastructure Investment Bank, (SOFR + 0.220%) 4 .197 04/15/26 1,000,320
1,125,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR + 0.220%) 4 .197 04/15/26 1,125,301
TOTAL MEDIA & ENTERTAINMENT 2,125,621
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
1,000,000 Pfizer, Inc 2 .625 04/01/30 943,567
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 943,567
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
750,000 Bridge Housing Corp 3 .250 07/15/30 705,878
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 705,878
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,500,000 Apple, Inc 3 .000 06/20/27 1,487,171
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,487,171
TELECOMMUNICATION SERVICES - 0.6%
1,000,000 Verizon Communications, Inc 1 .500 09/18/30 881,678
495,000 (c) WULF COMPUTE LLC 7 .750 10/15/30 509,973
TOTAL TELECOMMUNICATION SERVICES 1,391,651
TRANSPORTATION - 1.2%
554,406 (c) Air Canada 2015-, Cl A Pass Through Trust 3 .600 03/15/27 548,132
1,029,063 (c) Air Canada 2015-2 Class AA Pass Through Trust 3 .750 12/15/27 1,014,585
391,376 (c) Air Canada Pass Through Trust 3 .300 01/15/30 374,025
12,383 Ethiopian Leasing 2012 LLC 2 .646 05/12/26 12,333
750,000 Norfolk Southern Corp 2 .300 05/15/31 679,148
TOTAL TRANSPORTATION 2,628,223
UTILITIES - 10.8%
1,000,000 Abu Dhabi Future Energy Co Pjsc Masdar 4 .875 05/21/30 1,017,236
2,200,000 AES Corp 1 .375 01/15/26 2,197,450
580,000 AES Corp 2 .450 01/15/31 525,850
475,000 Algonquin Power & Utilities Corp 5 .365 06/15/26 477,241
600,000 (c) Brooklyn Union Gas Co 4 .632 08/05/27 603,588
1,000,000 (c) California Buyer Ltd 6 .375 02/15/32 1,001,649
250,000 (c) Comision Federal de Electricidad 5 .700 01/24/30 254,537
500,000 Connecticut Light and Power Co 4 .650 01/01/29 509,286
215,399 Consumers 2023 Securitization Funding LLC 5 .550 03/01/28 217,719
423,073 (c) Continental Wind LLC 6 .000 02/28/33 433,168
250,000 (c) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 257,777
1,000,000 DTE Electric Co 1 .900 04/01/28 958,438
1,787,000 Evergy Kansas Central, Inc 2 .550 07/01/26 1,774,191
425,000 (c) International Development Association 4 .375 11/27/29 435,062
450,000 (c) International Development Association 4 .000 06/11/30 453,551
2,805,000 Interstate Power and Light Co 3 .600 04/01/29 2,747,909
500,000 (c) Liberty Utilities Finance GP 2 .050 09/15/30 453,377
500,000 MidAmerican Energy Co 3 .650 04/15/29 494,069
2,086,000 (c) New York State Electric & Gas Corp 2 .150 10/01/31 1,842,572
237,000 (c),(e) NextEra Energy Operating Partners LP 7 .250 01/15/29 242,833
1,500,000 (c) Niagara Mohawk Power Corp 1 .960 06/27/30 1,356,193
433,944 PG&E Recovery Funding LLC 4 .838 06/01/33 441,161
250,000 Public Service Co of Colorado 3 .700 06/15/28 248,780
275,000 San Diego Gas & Electric Co 4 .950 08/15/28 281,836
218,473 SCE Recovery Funding LLC 1 .977 11/15/28 211,244
2,062,646 (c) Solar Star Funding LLC 3 .950 06/30/35 1,970,222
1,880,259 (c) Solar Star Funding LLC 5 .375 06/30/35 1,916,101
275,000 Southern California Edison Co 4 .875 02/01/27 276,767

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 10.8% (continued)
$ 1,000,000 Zions Bancorp NA 4 .704% 08/18/28 $ 999,999
TOTAL UTILITIES 24,599,806
TOTAL CORPORATE BONDS
(Cost $117,924,146) 118,489,146
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 37.5%
AGENCY SECURITIES - 0.4%
5,612 Sandalwood LLC 2 .821 02/12/26 5,606
618,033 Thirax  LLC 0 .968 01/14/33 551,614
125,344 United States International Development Finance Corp 1 .050 10/15/29 118,570
125,344 United States International Development Finance Corp 1 .790 10/15/29 120,257
92,556 Windermere Aviation LLC 2 .351 05/27/26 91,909
TOTAL AGENCY SECURITIES 887,956
FOREIGN GOVERNMENT BONDS - 11.3%
3,000,000 African Development Bank 4 .125 02/25/27 3,015,729
2,200,000 Arab Petroleum Investments Corp 1 .483 10/06/26 2,155,030
1,500,000 (c) Arab Petroleum Investments Corp 1 .483 10/06/26 1,469,339
1,000,000 (c) Arab Petroleum Investments Corp 5 .428 05/02/29 1,033,652
1,000,000 Asian Development Bank 1 .750 08/14/26 987,964
2,000,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,995,375
1,250,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,260,038
200,000 (a) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .440 08/16/27 201,125
300,000 (a),(c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%) 4 .440 08/16/27 301,688
250,000 (c) BNG Bank NV 3 .500 05/19/28 249,152
476,000 Caisse d'Amortissement de la Dette Sociale 4 .000 01/25/26 476,005
250,000 Canada Government International Bond 4 .000 03/18/30 252,607
1,000,000 Council Of Europe Development Bank 3 .750 05/25/26 999,834
450,000 Export Development Canada 3 .875 02/14/28 452,578
1,000,000 Inter-American Development Bank 0 .875 04/20/26 991,390
250,000 Inter-American Investment Corp 0 .625 02/10/26 249,110
500,000 Inter-American Investment Corp 4 .126 02/15/28 504,370
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 238,398
500,000 (d) International Bank for Reconstruction & Development 0 .000 03/31/28 495,415
1,000,000 International Finance Corp 2 .126 04/07/26 995,564
2,000,000 International Finance Facility for Immunisation Co 1 .000 04/21/26 1,983,166
500,000 Japan Bank for International Cooperation 4 .375 10/05/27 505,697
250,000 Japan International Cooperation Agency 4 .000 05/23/28 251,121
200,000 Japan International Cooperation Agency 4 .250 05/22/30 202,454
1,000,000 (a),(c) Korea Electric Power Corp, (SOFR + 0.620%) 4 .442 11/12/28 998,870
1,000,000 (c) Korea Electric Power Corp 4 .125 11/12/30 996,654
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 490,392
1,500,000 OPEC Fund for International Development 4 .500 01/26/26 1,500,335
500,000 Province of Ontario Canada 1 .125 10/07/30 440,104
TOTAL FOREIGN GOVERNMENT BONDS 25,693,156
MORTGAGE BACKED - 0.0%
27,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%) 7 .474 07/25/42 27,931
50,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 51,908
30,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .574 07/25/43 30,863
TOTAL MORTGAGE BACKED 110,702
MUNICIPAL BONDS - 7.5%
1,000,000 Arizona Industrial Development Authority 4 .604 10/01/28 1,008,886
1,000,000 Arizona Industrial Development Authority 4 .709 10/01/29 1,011,876
550,000 Broomfield Urban Renewal Authority 4 .650 12/01/27 558,496
500,000 California Earthquake Authority 5 .603 07/01/27 506,334
205,000 California State Public Works Board 3 .770 11/01/26 205,076
2,500,000 City & County of San Francisco CA 3 .700 06/15/26 2,501,608
117,179 (f) City of Fort Wayne IN 10 .750 12/01/29 12
250,000 City of North Platte NE Combined Utilities Revenue 4 .388 12/15/27 252,958
750,000 City of Oakland CA 4 .005 07/15/27 753,156
545,000 City of Oakland CA 4 .176 07/15/29 549,753
1,000,000 Columbus Metropolitan Housing Authority 4 .600 12/01/28 1,000,348

Short Duration Impact Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 398,000 Connecticut Green Bank 4 .000% 11/15/30 $ 398,097
500,000 Denver City & County Housing Authority 4 .125 06/01/28 500,575
500,000 Hidalgo County Drain District No 3 .939 09/01/26 500,498
470,000 Illinois Housing Development Authority 3 .330 04/01/26 469,541
250,000 Iowa Finance Authority 1 .014 08/01/26 246,320
350,000 (c) Iowa Finance Authority 7 .000 11/01/27 355,153
250,000 Jersey City Municipal Utilities Authority 4 .800 05/01/26 250,860
1,500,000 Jersey City Redevelopment Agency 4 .500 12/09/26 1,506,581
300,000 Maryland Health & Higher Educational Facilities Authority 5 .362 07/01/30 300,421
250,000 Montgomery County Housing Opportunities Commission 4 .352 12/01/26 251,673
1,000,000 (a),(c) New Hampshire Business Finance Authority 4 .080 02/01/29 1,000,000
500,000 New York City Housing Development Corp 4 .269 02/01/30 503,537
250,000 New York State Energy Research & Development Authority 5 .739 04/01/26 250,273
815,000 New York State Energy Research & Development Authority 5 .822 04/01/27 819,786
350,000 New York State Energy Research & Development Authority 6 .222 04/01/40 361,150
250,000 Pharr Economic Development Corp 3 .016 08/15/26 248,982
216,877 State of Hawaii Department of Business Economic Development & Tourism 3 .242 01/01/31 213,955
250,000 Village of Deerfield IL 4 .000 12/01/28 250,011
250,000 (c) Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 245,519
TOTAL MUNICIPAL BONDS 17,021,435
U.S. TREASURY SECURITIES - 18.3%
18,413,000 United States Treasury Note/Bond 3 .375 11/30/27 18,377,757
7,568,000 United States Treasury Note/Bond 3 .375 12/31/27 7,553,219
8,975,000 United States Treasury Note/Bond 3 .500 12/15/28 8,964,482
6,648,000 United States Treasury Note/Bond 3 .625 12/31/30 6,616,318
TOTAL U.S. TREASURY SECURITIES 41,511,776
TOTAL GOVERNMENT BONDS
(Cost $85,200,483) 85,225,025
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 8.9%
ASSET BACKED - 5.9%
398,972 (c) Air Canada 2020-2, Class A Pass Through Trust, Series 2020 A 5 .250 04/01/29 407,793
250,000 (c) Centersquare Issuer LLC, Series 2025 1A 5 .500 03/26/55 245,156
1,500,000 (c) Centersquare Issuer LLC, Series 2025 3A 5 .000 08/25/55 1,446,800
768,456 Delta Air Lines Pass Through Trust, Series 2015 1 3 .625 07/30/27 759,561
973,143 Delta Air Lines Pass Through Trust, Series 2020 1 2 .000 06/10/28 929,407
150,908 Delta Air Lines Pass Through Trust, Series 2020 1 2 .500 06/10/28 145,316
250,000 (c) Frontier Issuer LLC, Series 2023 1 6 .600 08/20/53 252,291
250,000 (c) Frontier Issuer LLC, Series 2023 1 11 .500 08/20/53 257,378
300,000 (c) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 309,307
216,113 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS 1 .930 07/20/48 177,532
218,643 (c) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS 2 .560 10/20/48 153,637
422,427 (c) Helios Issuer, LLC, Series 2023 B 5 .300 08/22/50 390,965
67,579 (c) HERO Funding Trust, Series 2016 1A 4 .050 09/20/41 65,718
102,203 (c) HERO Funding Trust, Series 2016 3A 3 .910 09/20/42 98,161
84,465 (c) HERO Funding Trust, Series 2020 1A 2 .590 09/20/57 73,297
500,000 (c) Hertz Vehicle Financing III LLC, Series 2023 2A 5 .570 09/25/29 514,862
79,902 (c) Mosaic Solar Loan Trust, Series 2020 1A 2 .100 04/20/46 70,759
179,571 (c) Mosaic Solar Loan Trust, Series 2020 2A 1 .440 08/20/46 152,359
233,202 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .440 06/20/52 193,650
203,594 (c) Mosaic Solar Loan Trust, Series 2021 3A 1 .770 06/20/52 123,154
21,117 (c) Renew, Series 2017 1A 3 .670 09/20/52 19,664
1,500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 0.972%), Series 2021 LIH 4 .723 11/15/36 1,497,583
175,657 (c) Sunnova Helios VII Issuer LLC, Series 2021 C 2 .030 10/20/48 149,440
230,070 (c) Sunnova Helios VIII Issuer LLC, Series 2022 A 2 .790 02/22/49 193,760
215,627 (c) Sunnova Helios XI Issuer LLC, Series 2023 A 5 .300 05/20/50 197,468
403,477 (c) Sunrun Atlas Issuer LLC, Series 2019 2 3 .610 02/01/55 388,970
254,711 (c) Sunrun Callisto Issuer LLC, Series 2019 1A 3 .980 06/30/54 243,138
253,062 (c) Sunrun Callisto Issuer LLC, Series 2021 2A 2 .270 01/30/57 230,712
250,000 (c) Switch ABS Issuer LLC, Series 2025 1A 5 .036 03/25/55 245,750
730,000 (c) Switch ABS Issuer LLC, Series 2025 2A 5 .121 10/25/55 728,943

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 124,523 (c) Tesla Auto Lease Trust, Series 2024 B 4 .790% 01/20/27 $ 124,611
306,432 (c) Tesla Auto Lease Trust, Series 2024 A 5 .300 06/21/27 307,427
500,000 (c) Tesla Auto Lease Trust, Series 2024 B 4 .820 10/20/27 502,042
1,188,728 (c) Tesla Sustainable Energy Trust, Series 2024 1A 5 .080 06/21/50 1,193,417
496,931 (c) Trinity Rail Leasing L.P., Series 2025 1A 5 .090 10/19/55 494,022
164,544 (c) Vivint Colar Financing V LLC, Series 2018 1A 7 .370 04/30/48 160,802
TOTAL ASSET BACKED 13,444,852
OTHER MORTGAGE BACKED - 3.0%
200,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .115 04/15/34 173,816
1,000,000 (c) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 985,037
250,000 (c) BX Trust, Series 2022 CLS 6 .300 10/13/27 252,171
250,000 (a),(c) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP 5 .240 01/17/39 249,945
750,000 (a),(c) BX TRUST, (TSFR1M + 2.090%), Series 2022 AHP 5 .840 01/17/39 749,722
975,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 0 .300 04/15/42 8,819
250,000 (a),(c) CHI Commercial Mortgage Trust, Series 2025 SFT 5 .482 04/15/42 256,516
100,000 (c) COMM Mortgage Trust, Series 2025 167G 5 .503 08/10/40 100,471
315,000 (a),(c) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B 5 .450 10/15/40 315,943
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE 5 .630 07/15/36 232,054
212,214 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 201,639
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6 .430 07/15/36 216,206
250,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE 8 .080 07/15/36 174,427
182,612 (c) One Market Plaza Trust, Series 2017 1MKT 3 .614 02/10/32 174,619
27,382,754 (a),(c) SLG Office Trust, Series 2021 OVA 0 .258 07/15/41 310,953
1,000,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH 5 .122 11/15/36 997,866
500,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 1.770%), Series 2021 LIH 5 .521 11/15/36 498,974
270,000 (a),(c) STWD Mortgage Trust, (TSFR1M + 2.069%), Series 2021 LIH 5 .820 11/15/36 269,298
500,000 (a),(c) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M 5 .293 08/15/42 501,238
TOTAL OTHER MORTGAGE BACKED 6,669,714
TOTAL STRUCTURED ASSETS
(Cost $20,569,520) 20,114,566
TOTAL LONG-TERM INVESTMENTS
(Cost $225,726,749) 225,878,928
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
254,142 (g) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (h) 254,142
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $254,142) 254,142
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENT - 1.5%
3,443,000 (i) Fixed Income Clearing Corporation 3 .810 01/02/26 3,443,000
TOTAL REPURCHASE AGREEMENT 3,443,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,443,000) 3,443,000
TOTAL INVESTMENTS - 101.1%
(Cost $229,423,891) 229,576,070
OTHER ASSETS & LIABILITIES, NET - (1.1)% (2,433,237)
NET ASSETS - 100.0% $ 227,142,833
Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Short Duration Impact Bond

Portfolio of Investments December 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Perpetual security. Maturity date is not applicable.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $65,635,018 or 28.6% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $239,759.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $3,443,729 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $3,511,883.
Fund Level 1 Level 2 Level 3 Total
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $2,050,191 $— $2,050,191
Corporate bonds — 117,487,983 1,001,163 118,489,146
Government bonds — 84,729,610 495,415 85,225,025
Structured assets — 20,114,566 — 20,114,566
Investments purchased with collateral from securities lending 254,142 — — 254,142
Short-Term Investments
:
Repurchase agreement — 3,443,000 — 3,443,000
Total $254,142 $227,825,350 $1,496,578 $229,576,070
1 1 1 1 1

Portfolio of Investments December 31, 2025
Short Term Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 0.7%
CAPITAL GOODS - 0.1%
$ 1,246,215 (a) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5.690% 07/27/28 $ 1,251,674
TOTAL CAPITAL GOODS 1,251,674
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
658,521 (a) American Builders & Contractors Supply Co., Inc., Term Loan B, (TSFR1M + 1.750%) 5.466 01/31/31 662,136
1,735,577 (a) Avis Budget Car Rental, LLC, Term Loan B, (TSFR1M + 2.500%) 6.216 07/16/32 1,731,238
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,393,374
CONSUMER SERVICES - 0.3%
1,375,180 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.466 09/23/30 1,378,618
1,943,891 (a) Hilton Domestic Operating Company, Inc., Term Loan B4, (TSFR1M + 1.750%) 5.477 11/08/30 1,958,500
776,044 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5.599 03/15/28 780,165
1,397,986 (a) Wyndham Hotels & Resorts, Inc., Term Loan, (TSFR1M + 1.750%) 5.466 05/28/30 1,403,228
TOTAL CONSUMER SERVICES 5,520,511
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
730,720 (a) US Foods, Inc., Term Loan B, (TSFR1M + 1.750%) 5.466 11/22/28 738,772
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 738,772
FINANCIAL SERVICES - 0.0%
696,543 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5.466 06/24/31 698,650
TOTAL FINANCIAL SERVICES 698,650
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,552,369 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5.966 05/05/28 1,560,883
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,560,883
SOFTWARE & SERVICES - 0.1%
1,273,333 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.466 09/12/29 1,276,784
TOTAL SOFTWARE & SERVICES 1,276,784
TOTAL BANK LOAN OBLIGATIONS
(Cost $13,323,863) 13,440,648
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 36.7%
AUTOMOBILES & COMPONENTS - 2.1%
2,725,000 (b),(c) Denso Corp 1.239 09/16/26 2,672,450
2,200,000 (c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 2,275,629
11,000,000 General Motors Financial Co, Inc 5.400 04/06/26 11,038,208
5,000,000 General Motors Financial Co, Inc 5.400 05/08/27 5,081,881
850,000 General Motors Financial Co, Inc 6.000 01/09/28 878,237
7,500,000 Toyota Motor Credit Corp 4.550 08/07/26 7,530,324
10,000,000 Toyota Motor Credit Corp 4.500 05/14/27 10,096,059
TOTAL AUTOMOBILES & COMPONENTS 39,572,788
BANKS - 13.3%
1,125,000 (b),(c) Banco Bradesco S.A. 6.500 01/22/30 1,183,410
2,855,000 (c) Banco do Brasil S.A. 3.250 09/30/26 2,831,043
3,000,000 (c) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5.621 12/10/29 3,117,000
5,000,000 (c) Bangkok Bank PCL 4.507 11/26/30 5,011,769
3,000,000 (c) Bank Leumi Le-Israel BM, Reg S 5.125 07/27/27 3,024,390
25,000,000 Bank of America Corp 4.979 01/24/29 25,467,842
5,000,000 Bank of America Corp 5.819 09/15/29 5,215,419
1,800,000 Barclays plc 4.837 09/10/28 1,821,117
5,000,000 Barclays plc 6.490 09/13/29 5,284,026
2,900,000 (c) Caixa Economica Federal 5.625 05/13/30 2,944,805
24,000,000 CitiBank NA 4.576 05/29/27 24,244,760
5,000,000 CitiBank NA 4.876 11/19/27 5,036,020
2,150,000 (c) Credit Agricole S.A. 5.222 05/27/31 2,207,227
20,000,000 Goldman Sachs Bank USA 5.283 03/18/27 20,050,040
14,450,000 HSBC Holdings plc 5.130 11/19/28 14,717,553
1,600,000 (b),(c) Itau Unibanco Holding S.A. 6.000 02/27/30 1,660,000
10,000,000 JPMorgan Chase & Co 4.915 01/24/29 10,185,900
10,000,000 JPMorgan Chase & Co 5.581 04/22/30 10,432,272

Short Term Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 13.3% (continued)
$ 3,000,000 JPMorgan Chase & Co 4.995% 07/22/30 $ 3,079,909
10,000,000 JPMorgan Chase & Co 4.603 10/22/30 10,140,405
10,000,000 JPMorgan Chase Bank NA 5.110 12/08/26 10,107,869
8,400,000 Morgan Stanley Bank NA 5.504 05/26/28 8,567,588
5,000,000 Morgan Stanley Bank NA 4.968 07/14/28 5,069,720
5,000,000 Morgan Stanley Bank NA 5.016 01/12/29 5,091,921
15,000,000 Morgan Stanley Private Bank NA 4.466 07/06/28 15,101,046
4,275,000 (b),(c) NatWest Markets plc 5.416 05/17/27 4,360,671
11,200,000 PNC Bank NA 4.543 05/13/27 11,216,296
10,000,000 Royal Bank of Canada 4.650 01/27/26 10,003,474
4,000,000 (c) United Overseas Bank Ltd 1.250 04/14/26 3,969,493
21,900,000 Wells Fargo Bank NA 5.450 08/07/26 22,081,975
TOTAL BANKS 253,224,960
CAPITAL GOODS - 1.8%
10,000,000 Boeing Co 2.196 02/04/26 9,980,966
5,000,000 Boeing Co 3.250 02/01/28 4,914,242
10,000,000 Caterpillar Financial Services Corp 4.350 05/15/26 10,017,905
3,000,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 3,309,315
5,000,000 L3Harris Technologies, Inc 4.400 06/15/28 5,038,380
TOTAL CAPITAL GOODS 33,260,808
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.8%
1,550,000 AutoNation, Inc 4.450 01/15/29 1,554,265
2,700,000 O'Reilly Automotive, Inc 5.750 11/20/26 2,736,335
10,000,000 Walmart, Inc 4.100 04/28/27 10,068,489
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 14,359,089
ENERGY - 2.5%
5,000,000 BP Capital Markets America, Inc 5.017 11/17/27 5,098,850
1,000,000 Ecopetrol S.A. 4.625 11/02/31 895,812
4,125,000 Enbridge, Inc 4.600 06/20/28 4,167,517
3,000,000 Energy Transfer LP 5.250 07/01/29 3,087,229
2,275,000 Energy Transfer LP 5.200 04/01/30 2,343,305
3,500,000 Enterprise Products Operating LLC 5.050 01/10/26 3,500,040
2,991,000 Hess Corp 4.300 04/01/27 3,003,652
3,600,000 (c) Pertamina Hulu Energi PT 5.250 05/21/30 3,669,964
3,000,000 Petrobras Global Finance BV 5.125 09/10/30 2,939,791
1,000,000 Petroleos Mexicanos 6.840 01/23/30 1,015,502
3,000,000 (b),(c) Petronas Capital Ltd 4.950 01/03/31 3,096,949
657,894 Reliance Industries Ltd 2.444 01/15/26 657,399
2,000,000 (c) S.A. Global Sukuk Ltd 4.125 09/17/30 1,966,157
2,275,000 South Bow USA Infrastructure Holdings LLC 4.911 09/01/27 2,295,809
10,000,000 Williams Cos, Inc 5.400 03/02/26 10,021,781
TOTAL ENERGY 47,759,757
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
8,000,000 American Tower Corp 5.250 07/15/28 8,226,352
3,000,000 Essex Portfolio LP 1.700 03/01/28 2,848,118
5,000,000 GLP Capital LP 5.750 06/01/28 5,130,210
4,986,000 Healthcare Realty Holdings LP 3.750 07/01/27 4,951,982
4,800,000 Kite Realty Group LP 4.000 10/01/26 4,791,952
13,365,000 (c) SBA Tower Trust 1.884 01/15/26 13,350,119
2,500,000 (c) SBA Tower Trust 1.631 11/15/26 2,445,977
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 41,744,710
FINANCIAL SERVICES - 2.4%
5,500,000 AerCap Ireland Capital DAC 6.100 01/15/27 5,603,984
5,000,000 American Express Co 4.351 07/20/29 5,036,479
3,000,000 American Express Co 5.532 04/25/30 3,129,604
10,000,000 Goldman Sachs Group, Inc 4.153 10/21/29 9,997,762
10,000,000 Morgan Stanley 4.994 04/12/29 10,198,070
1,675,000 Morgan Stanley 5.449 07/20/29 1,728,515
4,000,000 (c) Rocket Mortgage LLC 2.875 10/15/26 3,941,654

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 2.4% (continued)
$ 5,000,000 State Street Corp 5.272% 08/03/26 $ 5,031,784
TOTAL FINANCIAL SERVICES 44,667,852
FOOD, BEVERAGE & TOBACCO - 1.2%
3,000,000 (c) Bimbo Bakeries USA, Inc 6.050 01/15/29 3,136,433
10,550,000 (c) Mars, Inc 4.800 03/01/30 10,781,706
5,000,000 Philip Morris International, Inc 4.125 04/28/28 5,022,212
3,000,000 Philip Morris International, Inc 4.875 02/13/29 3,070,809
TOTAL FOOD, BEVERAGE & TOBACCO 22,011,160
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
13,750,000 CVS Health Corp 4.300 03/25/28 13,795,538
8,200,000 HCA, Inc 5.200 06/01/28 8,401,536
5,000,000 UnitedHealth Group, Inc 4.250 01/15/29 5,036,885
TOTAL HEALTH CARE EQUIPMENT & SERVICES 27,233,959
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,000,000 Unilever Capital Corp 4.250 08/12/27 5,042,512
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,042,512
INSURANCE - 0.5%
5,000,000 Arthur J Gallagher & Co 4.850 12/15/29 5,116,373
2,050,000 Brown & Brown, Inc 4.700 06/23/28 2,074,575
2,500,000 (c) Principal Life Global Funding II 0.875 01/12/26 2,497,686
TOTAL INSURANCE 9,688,634
MATERIALS - 0.7%
3,401,000 Amcor Finance USA, Inc 3.625 04/28/26 3,394,411
2,200,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 2,134,302
1,200,000 (c) Freeport Indonesia PT 4.763 04/14/27 1,202,059
2,000,000 (c) Kraton Corp 5.000 07/15/27 2,029,847
2,000,000 (c) Momentive Performance Materials, Inc 4.125 10/22/28 1,996,498
1,000,000 (c) OCP S.A. 6.100 04/30/30 1,044,680
660,000 (c) Orbia Advance Corp SAB de C.V. 6.800 05/13/30 651,803
1,600,000 (c) POSCO 5.750 01/17/28 1,648,600
TOTAL MATERIALS 14,102,200
MEDIA & ENTERTAINMENT - 0.4%
2,000,000 (c) CCO Holdings LLC 5.125 05/01/27 1,997,251
6,000,000 Comcast Corp 3.300 02/01/27 5,964,842
TOTAL MEDIA & ENTERTAINMENT 7,962,093
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
5,000,000 AbbVie, Inc 4.650 03/15/28 5,083,841
9,600,000 Amgen, Inc 5.150 03/02/28 9,824,545
8,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 8,106,067
633,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 634,617
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,649,070
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
1,800,000 Broadcom, Inc 4.150 02/15/28 1,806,093
5,800,000 Broadcom, Inc 5.050 07/12/29 5,971,549
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,777,642
SOFTWARE & SERVICES - 0.6%
5,000,000 Accenture Capital, Inc 3.900 10/04/27 5,019,461
925,000 (c) Gen Digital, Inc 6.750 09/30/27 938,779
5,000,000 Meta Platforms, Inc 4.200 11/15/30 5,010,566
TOTAL SOFTWARE & SERVICES 10,968,806
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
5,000,000 Alphabet, Inc 3.875 11/15/28 5,024,390
3,000,000 Amphenol Corp 5.050 04/05/29 3,087,233
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,111,623
TELECOMMUNICATION SERVICES - 1.2%
5,500,000 AT&T, Inc 1.700 03/25/26 5,472,179
2,650,000 (c) Sitios Latinoamerica SAB de C.V. 6.000 11/25/29 2,746,725
8,000,000 T-Mobile USA, Inc 3.750 04/15/27 7,974,867
2,000,000 (c) Turk Telekomunikasyon AS. 7.375 05/20/29 2,084,108

Short Term Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.2% (continued)
$ 5,500,000 Verizon Communications, Inc 2.100% 03/22/28 $ 5,280,548
TOTAL TELECOMMUNICATION SERVICES 23,558,427
TRANSPORTATION - 0.3%
2,000,000 (c) Grupo Aeromexico SAB de C.V. 8.250 11/15/29 2,042,620
3,170,000 (c) Transnet SOC Ltd 8.250 02/06/28 3,346,225
TOTAL TRANSPORTATION 5,388,845
UTILITIES - 3.0%
1,400,000 (c) Banco Nacional de Comercio Exterior SNC 5.875 05/07/30 1,447,180
3,400,000 (c) Comision Federal de Electricidad 5.700 01/24/30 3,461,710
829,285 Consumers 2023 Securitization Funding LLC 5.550 03/01/28 838,219
2,675,000 DTE Electric Co 4.250 05/14/27 2,693,301
5,000,000 DTE Energy Co 5.200 04/01/30 5,158,884
5,000,000 Florida Power & Light Co 4.400 05/15/28 5,062,268
5,000,000 Georgia Power Co 4.000 10/01/28 5,027,650
2,500,000 (c) Israel Electric Corp Ltd, Reg S 4.250 08/14/28 2,469,539
1,575,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 1,604,092
3,000,000 NextEra Energy Capital Holdings, Inc 4.900 03/15/29 3,074,539
5,000,000 NiSource, Inc 5.250 03/30/28 5,126,109
5,000,000 Southern Co Gas Capital Corp 4.050 09/15/28 5,001,579
4,473,101 Virginia Power Fuel Securitization LLC 5.088 05/01/27 4,502,873
5,000,000 WEC Energy Group, Inc 4.750 01/09/26 5,000,546
1,378,000 WEC Energy Group, Inc 5.600 09/12/26 1,391,786
5,000,000 WEC Energy Group, Inc 4.750 01/15/28 5,074,229
TOTAL UTILITIES 56,934,504
TOTAL CORPORATE BONDS
(Cost $688,882,414) 697,019,439
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 40.1%
AGENCY SECURITIES - 0.1%
510,000 Montefiore Medical Center 2.152 10/20/26 503,326
526,316 Reliance Industries Ltd 1.870 01/15/26 525,784
500,000 Reliance Industries Ltd 2.060 01/15/26 499,518
TOTAL AGENCY SECURITIES 1,528,628
FOREIGN GOVERNMENT BONDS - 2.1%
2,500,000 Brazilian Government International Bond 5.500 11/06/30 2,539,000
6,250,000 (c) Central American Bank for Economic Integration 5.000 02/09/26 6,254,292
3,100,000 (c) Eagle Funding Luxco Sarl 5.500 08/17/30 3,157,629
1,000,000 (c) Hungary Government International Bond 6.125 05/22/28 1,036,997
2,800,000 (c) Magyar Export-Import Bank Zrt 6.125 12/04/27 2,878,845
1,200,000 Mexico Government International Bond 3.750 01/11/28 1,188,000
4,300,000 (c) Morocco Government International Bond 2.375 12/15/27 4,126,150
3,575,000 (c) OPEC Fund for International Development 4.500 01/26/26 3,575,800
4,625,000 Peruvian Government International Bond 2.844 06/20/30 4,349,812
900,000 Philippine Government International Bond 2.457 05/05/30 838,719
4,000,000 (c) Qatar Government International Bond 4.000 03/14/29 4,008,618
1,000,000 (c) Romanian Government International Bond 6.625 02/17/28 1,042,382
5,200,000 (c) Saudi Government International Bond 3.250 10/26/26 5,172,587
TOTAL FOREIGN GOVERNMENT BONDS 40,168,831
MORTGAGE BACKED - 7.4%
10,094,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 6.974 03/25/42 10,343,721
6,170,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8.524 06/25/42 6,487,403
1,123,816 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7.474 07/25/42 1,162,587
7,277,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7.706 01/25/43 7,550,534
9,091,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7.424 05/25/43 9,539,757
1,175,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.456 06/25/43 1,219,834
460,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6.574 07/25/43 473,235
3,944 Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond) 5.940 07/25/34 3,918
42,943,337 (a) Fannie Mae REMICS, (SOFR30A + 1.400%) 5.274 08/25/54 43,311,202
14,952,227 (a) Fannie Mae REMICS, (SOFR30A + 1.250%) 5.124 10/25/54 15,029,586
20,000,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7.224 05/25/42 20,648,344
1,097,357 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8.374 06/25/42 1,154,942

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 1,805,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%) 7.874% 07/25/42 $ 1,886,834
3,830,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.115 04/25/43 3,989,272
4,757,587 Ginnie Mae I Pool 2.000 05/15/31 4,470,608
14,674,379 Ginnie Mae I Pool 1.730 07/15/37 12,552,866
42,778 (a) Impac CMB Trust, (TSFR1M + 0.774%) 4.506 03/25/35 40,544
323,623 (a),(c) New Residential Mortgage Loan Trust 3.750 03/25/56 313,467
1,139,051 (a),(c) New Residential Mortgage Loan Trust 4.000 12/25/57 1,117,389
21,250 (a) Structured Adjustable Rate Mortgage Loan Trust, (TSFR1M + 0.484%) 4.216 07/25/34 21,256
TOTAL MORTGAGE BACKED 141,317,299
U.S. TREASURY SECURITIES - 30.5%
68,411,000 United States Treasury Note 3.875 04/30/30 68,945,461
62,628,000 United States Treasury Note 3.875 07/31/30 63,090,371
40,297,000 United States Treasury Note 3.625 09/30/30 40,141,164
334,100 United States Treasury Note/Bond 3.625 05/15/26 334,191
171,759,000 United States Treasury Note/Bond 1.500 08/15/26 169,589,560
37,296,000 United States Treasury Note/Bond 3.875 05/31/27 37,486,851
16,050,000 United States Treasury Note/Bond 0.500 06/30/27 15,358,471
60,676,000 United States Treasury Note/Bond 3.375 11/30/27 60,559,862
24,940,000 United States Treasury Note/Bond 3.375 12/31/27 24,891,289
11,000,000 United States Treasury Note/Bond 1.375 10/31/28 10,363,203
46,210,000 United States Treasury Note/Bond 3.500 12/15/28 46,155,847
42,516,000 United States Treasury Note/Bond 3.625 12/31/30 42,313,385
TOTAL U.S. TREASURY SECURITIES 579,229,655
TOTAL GOVERNMENT BONDS
(Cost $760,566,846) 762,244,413
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 19.9%
ASSET BACKED - 9.4%
43,080 Aames Mortgage Trust (Step Bond), Series 2002 1 7.396 06/25/32 42,581
3,650,694 (c) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 3,658,893
55,677 (c) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1 5.900 07/26/35 1
179,362 (a) Asset Backed Securities Corp Home Equity Loan Trust Series, (TSFR1M + 1.764%), Series
2002 HE1
5.515 03/15/32 199,261
9,000,000 (c) Avis Budget Rental Car Funding AESOP LLC, Series 2024 1A 5.360 06/20/30 9,279,706
1,894,251 (c) Capital Automotive REIT, Series 2021 1A 1.440 08/15/51 1,853,983
2,083,716 (c) Capital Automotive REIT, Series 2021 1A 1.920 08/15/51 2,037,920
16,085,000 CarMax Auto Owner Trust, Series 2024 4 4.600 10/15/29 16,254,620
415 Centex Home Equity, Series 2002 A 5.540 01/25/32 415
32,919 (a) Centex Home Equity, (TSFR1M + 0.759%), Series 2004 B 4.491 03/25/34 32,511
9,466,135 (c) CF Hippolyta LLC, Series 2020 1 1.690 07/15/60 7,964,671
122,341 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2 5.700 02/26/35 109,581
6,528,000 (c) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 6,403,411
10,697,500 (c) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 10,168,230
759,207 (c) FNA VI LLC, Series 2021 1A 1.350 01/10/32 711,156
3,100,000 Ford Credit Auto Owner Trust, Series 2024 D 4.610 08/15/29 3,134,097
1,500,000 (c) Ford Credit Auto Owner Trust, Series 2021 1 1.610 10/17/33 1,488,129
16,489,711 GM Financial Automobile Leasing Trust, Series 2024 2 5.390 07/20/27 16,558,327
5,000,000 (a),(c) Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 0.970%), Series 2019 6A 4.854 04/20/35 5,001,590
2,915,000 (a),(c) Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A 5.890 03/01/28 2,917,201
1,115,000 (a),(c) Gracie Point International Funding LLC, (SOFR90A + 2.100%), Series 2024 1A 6.290 03/01/28 1,115,690
3,613,063 (c) Hilton Grand Vacations Trust, Series 2024 2A 5.500 03/25/38 3,691,172
237,462 IMC Home Equity Loan Trust (Step Bond), Series 1998 3 5.432 08/20/29 236,875
6,645,694 (c) MVW LLC, Series 2025 1A 4.970 09/22/42 6,735,703
6,882,982 (c) MVW LLC, Series 2024 1A 5.320 02/20/43 7,016,561
1,374,704 (c) Navient Private Education Refi Loan Trust, Series 2021 A 0.840 05/15/69 1,263,063
5,000,000 (a),(c) Neuberger Berman Loan Advisers Clo 42 Ltd, (TSFR3M + 0.950%), Series 2021 42A 4.844 07/16/36 5,002,035
4,250,000 (c) Onemain Financial Issuance Trust, Series 2025 1A 4.820 07/14/38 4,296,790
392,641 (c) Oportun Issuance Trust, Series 2021 B 1.960 05/08/31 385,991
8,425,000 (c) PFS Financing Corp, Series 2024 B 4.950 02/15/29 8,512,737
9,630,000 (c) PFS Financing Corp, Series 2024 D 5.340 04/15/29 9,797,251
4,000,000 Santander Drive Auto Receivables Trust, Series 2025 3 4.380 01/15/30 4,019,144

Short Term Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 5,050,000 (c) SCCU Auto Receivables Trust, Series 2024 1A 5.110% 06/15/29 $ 5,083,999
4,519,875 SCE Recovery Funding LLC, Series 2021 A-1 0.861 11/15/31 4,085,830
2,344,900 (c) ServiceMaster Funding LLC, Series 2020 1 2.841 10/30/51 2,230,845
5,491,250 (c) SERVPRO Master Issuer LLC, Series 2021 1A 2.394 04/25/51 5,192,419
443,515 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0.990 11/20/37 442,647
12,615,300 (c) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 12,290,017
5,000,000 (a),(c) Thayer Park CLO Ltd, (TSFR3M + 1.000%), Series 2017 1A 4.868 04/20/34 5,002,745
5,543,781 (c) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 5,166,616
TOTAL ASSET BACKED 179,384,414
OTHER MORTGAGE BACKED - 10.5%
2,000,000 (a),(c) Arbor Realty Collateralized Loan Obligation Ltd, (TSFR1M + 1.925%), Series 2025 BTR1 5.659 01/20/41 2,007,136
2,750,000 (a),(c) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP 5.500 06/15/35 2,758,944
1,185,000 (a),(c) ARES Commercial Mortgage Trust, (TSFR1M + 1.692%), Series 2024 IND 7.012 07/15/41 1,188,044
2,500,000 (a),(c) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF 6.101 02/15/42 2,505,294
4,119,000 (a),(c) BBCMS Trust, (TSFR1M + 1.297%), Series 2018 CBM 5.048 07/15/37 4,027,846
3,580,708 (c) BHG Securitization Trust, Series 2025 2CON 4.840 09/17/36 3,614,574
5,139,935 (a),(c) BLP Commercial Mortgage Trust, (TSFR1M + 1.342%), Series 2024 IND2 5.092 03/15/41 5,148,132
2,502,500 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.112%), Series 2021 XL2 4.862 10/15/38 2,502,047
5,005,000 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2 5.062 10/15/38 5,003,215
3,066,511 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT 5.730 08/15/42 3,074,567
3,490,000 (a),(c) BX Trust, (TSFR1M + 1.394%), Series 2021 VIEW 5.144 06/15/36 3,486,405
6,213,762 (a),(c) BX Trust, (TSFR1M + 1.500%), Series 2025 LUNR 5.250 06/15/40 6,230,534
5,000,000 (a),(c) BX Trust, (TSFR1M + 1.550%), Series 2025 DELC 5.507 12/15/42 5,014,566
1,000,000 (a),(c) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP 5.590 01/17/39 999,572
8,000,000 (a),(c) CIP Commercial Mortgage Trust, (TSFR1M + 1.400%), Series 2025 SBAY 5.500 10/15/37 8,019,189
3,000,000 (c) COMM Mortgage Trust, Series 2022 HC 3.376 01/10/39 2,842,416
1,280,024 (c) COMM Mortgage Trust, Series 2013 CR6 3.397 03/10/46 1,270,196
4,512,127 COMM Mortgage Trust, Series 2014 CR17 4.377 05/10/47 4,391,515
1,150,000 (a) COMM Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,057,569
1,939,789 (a) COMM Mortgage Trust, Series 2015 CR26 4.613 10/10/48 1,916,269
165,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8.206 05/25/42 171,069
8,295,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8.624 09/25/42 8,800,768
2,896,679 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.400%), Series 2023 R01 7.696 12/25/42 2,955,576
12,515,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8.106 12/25/42 13,084,426
8,111,197 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 1.450%), Series 2025 R03 5.324 03/25/45 8,153,424
2,523,039 (c) CSMC OA LLC, Series 2014 USA 3.304 09/15/37 2,322,106
947,848 (c) CSMC Trust, Series 2020 NQM1 2.414 05/25/65 912,847
5,000,000 (a),(c) DBSG Mortgage Trust, Series 2024 ALTA 6.595 06/10/37 5,080,813
1,400,000 (a),(c) DBWF Mortgage Trust, Series 2015 LCM 3.421 06/10/34 1,368,525
2,535,994 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3.000 03/27/51 2,205,218
4,300,000 (a),(c) GSAT Trust, (TSFR1M + 1.500%), Series 2025 BMF 5.250 07/15/40 4,311,711
5,000,000 (a),(c) HYT Commercial Mortgage Trust, (TSFR1M + 1.841%), Series 2024 RGCY 5.592 09/15/41 5,016,819
1,500,000 (a),(c) IP Mortgage Trust, Series 2025 IP 5.540 06/10/42 1,529,480
1,000,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021
MHC
5.815 04/15/38 1,000,630
539,456 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011 C3 5.013 02/15/46 528,229
2,300,000 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016 JP3 2.870 08/15/49 2,278,386
4,700,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23 4.536 09/15/47 4,572,847
593,106 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.106 08/15/48 587,938
1,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.543 08/15/48 1,139,235
5,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4.543 08/15/48 3,956,425
2,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5 3.904 03/15/50 1,829,938
5,000,000 (a),(c) KRE Commercial Mortgage Trust, (TSFR1M + 1.300%), Series 2025 AIP4 5.050 03/15/42 5,000,068
1,422,047 (a),(c) MCR Mortgage Trust, (TSFR1M + 1.758%), Series 2024 HTL 5.509 02/15/37 1,424,270
4,900,000 (a),(c) MILE Trust, (TSFR1M + 1.500%), Series 2025 STNE 5.250 07/15/42 4,910,430
1,750,000 (c) MIRA Trust, Series 2023 MILE 6.755 06/10/38 1,819,045
2,500,000 (c) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,882,500
2,500,000 (c) MRCD Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,787,500
4,275,000 (a),(c) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL 5.157 03/15/39 4,274,134
6,000,000 (a),(c) MTN Commercial Mortgage Trust, (TSFR1M + 1.896%), Series 2022 LPFL 5.656 03/15/39 6,006,691
8,064,144 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5.915 07/15/36 7,662,281
7,500,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE 6.430 07/15/36 6,486,176

Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 260,447 (c) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC 2.966% 12/15/38 $ 253,045
2,000,000 (a),(c) PKHL Commercial Mortgage Trust, (TSFR1M + 2.114%), Series 2021 MF 5.865 07/15/38 1,398,828
2,250,000 (a),(c) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP 5.250 09/15/42 2,256,962
3,662,709 (a),(c) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND 6.150 02/15/39 3,674,485
5,933,278 (a),(c) Verus Securitization Trust, Series 2021 7 2.240 10/25/66 5,253,355
1,500,000 (a),(c) Wells Fargo Commercial Mortgage Trust, Series 2024 1CHI 5.307 07/15/35 1,513,645
1,500,000 (c) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN 6.011 06/10/37 1,559,561
3,000,000 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11 4.011 03/15/45 2,911,096
TOTAL OTHER MORTGAGE BACKED 198,938,512
TOTAL STRUCTURED ASSETS
(Cost $385,920,230) 378,322,926
TOTAL LONG-TERM INVESTMENTS
(Cost $1,848,693,353) 1,851,027,426
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,552,618 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (e) 2,552,618
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,552,618) 2,552,618
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.3%
5,000,000 Federal Home Loan Bank Discount Notes 0.000 01/07/26 4,996,588
TOTAL GOVERNMENT AGENCY DEBT 4,996,588
REPURCHASE AGREEMENT - 0.5%
9,961,000 (f) Fixed Income Clearing Corporation 3.810 01/02/26 9,961,000
TOTAL REPURCHASE AGREEMENT 9,961,000
TREASURY DEBT - 0.5%
10,000,000 United States Treasury Bill 0.000 01/02/26 10,000,000
TOTAL TREASURY DEBT 10,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,956,722) 24,957,588
TOTAL INVESTMENTS - 98.9%
(Cost $1,876,202,693) 1,878,537,632
OTHER ASSETS & LIABILITIES, NET - 1.1% 21,026,613
NET ASSETS - 100.0% $ 1,899,564,245
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,692,441.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $518,710,556 or 27.6% of Total
Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $9,963,108 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $10,160,287.

Short Term Bond

Portfolio of Investments December 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 798 03/31/26  $ 166,509,180 $ 166,613,671 $ 104,492
Fund Level 1 Level 2 Level 3 Total
Short Term Bond
Long-Term Investments
:
Bank loan obligations $— $13,440,648 $— $13,440,648
Corporate bonds — 697,019,439 — 697,019,439
Government bonds — 762,244,413 — 762,244,413
Structured assets — 378,322,926 — 378,322,926
Investments purchased with collateral from securities lending 2,552,618 — — 2,552,618
Short-Term Investments
:
Government agency debt — 4,996,588 — 4,996,588
Repurchase agreement — 9,961,000 — 9,961,000
Treasury debt — 10,000,000 — 10,000,000
Investments in Derivatives
:
Futures contracts* 104,492 — — 104,492
Total $2,657,110 $1,875,985,014 $— $1,878,642,124
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2025
Short Term Bond Index

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
CORPORATE BONDS - 24.0%
AUTOMOBILES & COMPONENTS - 0.9%
$ 1,000,000 American Honda Finance Corp 4 .900% 03/12/27 $ 1,010,503
500,000 American Honda Finance Corp 4 .550 07/09/27 504,653
750,000 American Honda Finance Corp 4 .900 07/09/27 760,133
750,000 American Honda Finance Corp 4 .550 03/03/28 757,839
500,000 American Honda Finance Corp 4 .250 09/01/28 503,029
400,000 BorgWarner, Inc 2 .650 07/01/27 391,927
1,000,000 Ford Motor Credit Co LLC 5 .800 03/05/27 1,012,455
750,000 Ford Motor Credit Co LLC 5 .850 05/17/27 761,394
200,000 Ford Motor Credit Co LLC 4 .125 08/17/27 198,338
300,000 Ford Motor Credit Co LLC 3 .815 11/02/27 295,369
1,000,000 Ford Motor Credit Co LLC 5 .918 03/20/28 1,023,197
700,000 Ford Motor Credit Co LLC 6 .800 05/12/28 730,433
500,000 General Motors Co 5 .350 04/15/28 512,191
300,000 General Motors Financial Co, Inc 5 .000 04/09/27 303,217
1,000,000 General Motors Financial Co, Inc 5 .400 05/08/27 1,016,376
300,000 General Motors Financial Co, Inc 5 .000 07/15/27 303,883
2,000,000 General Motors Financial Co, Inc 5 .350 07/15/27 2,034,707
1,300,000 General Motors Financial Co, Inc 5 .050 04/04/28 1,323,962
1,000,000 General Motors Financial Co, Inc 2 .400 10/15/28 953,533
500,000 General Motors Financial Co, Inc 4 .200 10/27/28 500,711
1,000,000 Honda Motor Co Ltd 4 .436 07/08/28 1,009,630
1,000,000 Honeywell International, Inc 4 .650 07/30/27 1,012,826
200,000 Lear Corp 3 .800 09/15/27 198,862
500,000 Toyota Motor Corp 4 .186 06/30/27 503,040
500,000 Toyota Motor Credit Corp 4 .600 01/08/27 504,611
1,250,000 Toyota Motor Credit Corp 5 .000 03/19/27 1,267,978
500,000 Toyota Motor Credit Corp 4 .500 05/14/27 504,803
1,300,000 Toyota Motor Credit Corp 4 .350 10/08/27 1,312,581
600,000 Toyota Motor Credit Corp 4 .625 01/12/28 609,337
1,000,000 Toyota Motor Credit Corp 4 .050 09/05/28 1,005,016
TOTAL AUTOMOBILES & COMPONENTS 22,826,534
BANKS - 7.1%
3,000,000 Asian Development Bank 3 .125 08/20/27 2,979,080
2,495,000 Asian Development Bank 4 .375 01/14/28 2,534,646
750,000 Australia & New Zealand Banking Group Ltd 4 .900 07/16/27 763,150
500,000 Australia & New Zealand Banking Group Ltd 3 .919 09/30/27 501,701
500,000 Australia & New Zealand Banking Group Ltd 4 .362 06/18/28 506,529
750,000 Australia & New Zealand Banking Group Ltd 3 .919 12/08/28 752,498
200,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 207,116
600,000 Banco Santander S.A. 5 .294 08/18/27 611,006
1,000,000 Banco Santander S.A. 5 .552 03/14/28 1,016,724
800,000 Banco Santander S.A. 4 .175 03/24/28 800,280
200,000 Banco Santander S.A. 4 .379 04/12/28 200,930
1,400,000 Banco Santander S.A. 5 .365 07/15/28 1,426,977
600,000 Banco Santander S.A. 5 .588 08/08/28 621,840
1,000,000 Bank of ,NV Scotia 5 .400 06/04/27 1,021,092
500,000 Bank of ,NV Scotia 4 .404 09/08/28 502,559
500,000 Bank of ,NV Scotia 4 .932 02/14/29 509,604
1,250,000 Bank of America Corp 3 .824 01/20/28 1,247,003
750,000 Bank of America Corp 2 .551 02/04/28 737,732
750,000 Bank of America Corp 3 .705 04/24/28 746,597
1,500,000 Bank of America Corp 4 .376 04/27/28 1,505,984
1,250,000 Bank of America Corp 4 .948 07/22/28 1,267,699
2,000,000 Bank of America Corp 6 .204 11/10/28 2,078,223
2,000,000 Bank of America Corp 3 .419 12/20/28 1,974,844
2,000,000 Bank of America Corp 4 .979 01/24/29 2,037,427
4,500,000 Bank of America Corp 4 .623 05/09/29 4,559,696
1,500,000 Bank of America Corp 5 .819 09/15/29 1,564,626

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.1% (continued)
$ 500,000 Bank of Montreal 2 .650% 03/08/27 $ 492,768
750,000 (a) Bank of Montreal 5 .370 06/04/27 765,579
600,000 Bank of Montreal 5 .717 09/25/28 625,561
750,000 Bank of Montreal 5 .004 01/27/29 764,210
1,250,000 Bank of New York Mellon 4 .729 04/20/29 1,270,587
1,000,000 Barclays plc 5 .674 03/12/28 1,017,808
1,025,000 Barclays plc 4 .837 09/10/28 1,037,025
1,000,000 Barclays plc 5 .086 02/25/29 1,019,090
1,000,000 Barclays plc 4 .972 05/16/29 1,016,583
1,500,000 Barclays plc 4 .476 11/11/29 1,508,277
750,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 746,187
1,000,000 Canadian Imperial Bank of Commerce 5 .237 06/28/27 1,018,951
500,000 Canadian Imperial Bank of Commerce 4 .862 01/13/28 503,910
750,000 Canadian Imperial Bank of Commerce 4 .243 09/08/28 752,867
500,000 Canadian Imperial Bank of Commerce 4 .857 03/30/29 508,266
200,000 CIT Group, Inc 6 .125 03/09/28 207,287
750,000 CitiBank NA 4 .576 05/29/27 757,649
1,000,000 CitiBank NA 5 .803 09/29/28 1,048,673
1,000,000 Citigroup, Inc 4 .450 09/29/27 1,006,433
1,500,000 Citigroup, Inc 3 .070 02/24/28 1,482,826
750,000 Citigroup, Inc 4 .643 05/07/28 756,088
1,500,000 Citigroup, Inc 3 .668 07/24/28 1,490,460
2,750,000 Citigroup, Inc 4 .786 03/04/29 2,789,402
500,000 Citizens Bank NA 4 .575 08/09/28 503,731
750,000 Commonwealth Bank of Australia 4 .423 03/14/28 759,237
500,000 Cooperatieve Rabobank UA 4 .372 05/27/27 504,255
500,000 Cooperatieve Rabobank UA 4 .883 01/21/28 511,202
500,000 Cooperatieve Rabobank UA 3 .957 10/17/28 502,095
1,000,000 Deutsche Bank AG. 5 .706 02/08/28 1,015,694
1,300,000 Deutsche Bank AG. 5 .373 01/10/29 1,326,612
200,000 Deutsche Bank AG. 6 .720 01/18/29 209,388
250,000 Deutsche Bank AG/New York NY 4 .875 12/01/32 251,070
700,000 Fifth Third Bancorp 6 .361 10/27/28 728,233
1,000,000 Fifth Third Bancorp 6 .339 07/27/29 1,053,122
500,000 Fifth Third Bank NA 2 .250 02/01/27 491,225
750,000 HSBC Holdings plc 4 .041 03/13/28 748,951
1,500,000 HSBC Holdings plc 5 .597 05/17/28 1,528,033
1,200,000 HSBC Holdings plc 4 .755 06/09/28 1,210,504
700,000 HSBC Holdings plc 2 .013 09/22/28 675,587
1,050,000 HSBC Holdings plc 5 .130 11/19/28 1,069,442
1,500,000 HSBC Holdings plc 4 .899 03/03/29 1,521,894
1,000,000 HSBC Holdings plc 2 .206 08/17/29 951,074
0 HSBC USA, Inc 5 .294 03/04/27 0
1,250,000 HSBC USA, Inc 4 .650 06/03/28 1,268,827
750,000 Huntington Bancshares, Inc 6 .208 08/21/29 786,603
1,000,000 Huntington National Bank 4 .871 04/12/28 1,008,252
500,000 ING Groep NV 3 .950 03/29/27 499,724
500,000 ING Groep NV 4 .017 03/28/28 500,059
1,000,000 ING Groep NV 4 .858 03/25/29 1,014,961
3,000,000 JPMorgan Chase & Co 5 .040 01/23/28 3,031,048
2,700,000 JPMorgan Chase & Co 5 .571 04/22/28 2,753,710
500,000 JPMorgan Chase & Co 4 .323 04/26/28 502,035
750,000 JPMorgan Chase & Co 2 .182 06/01/28 731,414
1,500,000 JPMorgan Chase & Co 4 .979 07/22/28 1,522,345
2,000,000 JPMorgan Chase & Co 4 .505 10/22/28 2,019,601
2,000,000 JPMorgan Chase & Co 4 .915 01/24/29 2,037,180
1,500,000 JPMorgan Chase & Co 4 .005 04/23/29 1,498,554
1,500,000 JPMorgan Chase & Co 5 .299 07/24/29 1,545,826
1,750,000 JPMorgan Chase & Co 6 .087 10/23/29 1,843,274
900,000 KeyBank NA 5 .850 11/15/27 927,163
350,000 KeyCorp 4 .100 04/30/28 350,183
1,500,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 1,508,160

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.1% (continued)
$ 2,010,000 Kreditanstalt fuer Wiederaufbau 4 .000% 06/28/27 $ 2,023,256
1,425,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 1,424,156
4,715,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 4,750,416
1,000,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 998,861
650,000 Kreditanstalt fuer Wiederaufbau 4 .000 03/15/29 658,020
800,000 Lloyds Banking Group plc 5 .462 01/05/28 810,751
1,500,000 Lloyds Banking Group plc 5 .087 11/26/28 1,528,522
800,000 Lloyds Banking Group plc 5 .871 03/06/29 829,414
1,000,000 Lloyds Banking Group plc 4 .818 06/13/29 1,016,288
1,000,000 M&T Bank Corp 4 .833 01/16/29 1,015,896
750,000 Manufacturers & Traders Trust Co 4 .762 07/06/28 756,809
500,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 491,257
700,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 700,708
500,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 500,185
1,250,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 1,268,386
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 1,022,491
500,000 Mizuho Financial Group, Inc 3 .663 02/28/27 498,739
1,000,000 Mizuho Financial Group, Inc 5 .414 09/13/28 1,024,224
600,000 Mizuho Financial Group, Inc 5 .667 05/27/29 621,844
900,000 Mizuho Financial Group, Inc 5 .778 07/06/29 935,937
1,500,000 Morgan Stanley Bank NA 4 .952 01/14/28 1,514,040
850,000 Morgan Stanley Bank NA 5 .504 05/26/28 866,958
1,000,000 Morgan Stanley Bank NA 4 .968 07/14/28 1,013,944
1,000,000 Morgan Stanley Bank NA 5 .016 01/12/29 1,018,384
3,000,000 Morgan Stanley Private Bank NA 4 .466 07/06/28 3,020,209
1,000,000 Morgan Stanley Private Bank NA 4 .204 11/17/28 1,003,124
1,000,000 National Australia Bank Ltd 5 .087 06/11/27 1,018,851
1,000,000 National Australia Bank Ltd 4 .500 10/26/27 1,013,319
1,250,000 National Australia Bank Ltd 4 .308 06/13/28 1,263,390
500,000 National Bank of Canada 4 .950 02/01/28 504,918
1,000,000 NatWest Group plc 5 .583 03/01/28 1,017,566
500,000 NatWest Group plc 5 .516 09/30/28 512,723
800,000 NatWest Group plc 4 .892 05/18/29 813,458
750,000 Nordic Investment Bank 4 .375 03/14/28 761,904
1,320,000 Nordic Investment Bank 3 .750 08/28/28 1,325,582
750,000 PNC Bank NA 4 .429 07/21/28 755,017
1,000,000 PNC Financial Services Group, Inc 5 .300 01/21/28 1,012,927
1,100,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,127,798
1,000,000 PNC Financial Services Group, Inc 5 .582 06/12/29 1,037,120
1,250,000 Royal Bank of Canada 4 .875 01/19/27 1,262,935
500,000 Royal Bank of Canada 4 .240 08/03/27 503,476
500,000 Royal Bank of Canada 4 .715 03/27/28 504,268
1,000,000 Royal Bank of Canada 4 .965 01/24/29 1,018,525
1,000,000 Royal Bank of Canada 4 .498 08/06/29 1,009,713
500,000 Santander Holdings USA, Inc 2 .490 01/06/28 491,444
1,000,000 Santander Holdings USA, Inc 5 .473 03/20/29 1,021,939
500,000 Santander UK Group Holdings plc 2 .469 01/11/28 491,385
750,000 Santander UK Group Holdings plc 6 .534 01/10/29 783,580
500,000 Santander UK Group Holdings plc 4 .320 09/22/29 500,477
250,000 Standard Chartered Bank 4 .853 12/03/27 255,430
500,000 State Street Corp 4 .330 10/22/27 505,058
1,000,000 State Street Corp 4 .536 02/28/28 1,015,336
750,000 State Street Corp 4 .543 04/24/28 756,165
500,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 497,676
500,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 490,926
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .520 01/13/28 1,544,928
500,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 495,872
1,800,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,700,042
250,000 Synovus Bank 5 .625 02/15/28 255,358
1,000,000 Toronto-Dominion Bank 4 .980 04/05/27 1,012,682
1,000,000 Toronto-Dominion Bank 4 .693 09/15/27 1,013,017
750,000 Toronto-Dominion Bank 4 .861 01/31/28 762,283

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 7.1% (continued)
$ 750,000 Toronto-Dominion Bank 4 .574% 06/02/28 $ 759,510
1,000,000 Toronto-Dominion Bank 4 .109 10/13/28 1,002,434
500,000 Truist Bank 4 .420 07/24/28 502,864
1,000,000 Truist Bank 4 .136 10/23/29 999,237
500,000 Truist Financial Corp 4 .123 06/06/28 501,257
800,000 Truist Financial Corp 4 .873 01/26/29 812,729
1,200,000 US Bancorp 4 .548 07/22/28 1,209,945
1,250,000 US Bancorp 4 .653 02/01/29 1,265,625
750,000 US Bancorp 5 .775 06/12/29 779,553
2,000,000 Wells Fargo & Co 4 .900 01/24/28 2,016,837
1,000,000 Wells Fargo & Co 3 .526 03/24/28 993,499
1,500,000 Wells Fargo & Co 5 .707 04/22/28 1,531,048
2,750,000 Wells Fargo & Co 3 .584 05/22/28 2,731,925
1,000,000 Wells Fargo & Co 2 .393 06/02/28 977,094
1,500,000 Wells Fargo & Co 4 .970 04/23/29 1,527,922
1,500,000 Wells Fargo & Co 5 .574 07/25/29 1,553,815
1,150,000 Wells Fargo & Co 4 .078 09/15/29 1,149,076
300,000 Westpac Banking Corp 4 .043 08/26/27 301,546
250,000 Westpac Banking Corp 5 .457 11/18/27 257,699
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,897,291
TOTAL BANKS 180,313,131
CAPITAL GOODS - 1.1%
350,000 3M Co 2 .875 10/15/27 344,070
300,000 Air Lease Corp 2 .200 01/15/27 293,871
600,000 Air Lease Corp 5 .300 02/01/28 611,008
500,000 Boeing Co 2 .700 02/01/27 492,712
400,000 Boeing Co 3 .250 02/01/28 393,139
250,000 Carlisle Cos, Inc 3 .750 12/01/27 248,654
700,000 Carrier Global Corp 2 .493 02/15/27 688,617
0 Caterpillar Financial Services Corp 5 .000 05/14/27 0
1,000,000 Caterpillar Financial Services Corp 4 .400 10/15/27 1,011,869
750,000 Caterpillar Financial Services Corp 4 .600 11/15/27 762,250
1,000,000 Caterpillar Financial Services Corp 4 .400 03/03/28 1,010,809
500,000 Caterpillar Financial Services Corp 4 .100 08/15/28 503,243
500,000 Caterpillar Financial Services Corp 3 .950 11/14/28 501,175
500,000 CNH Industrial Capital LLC 4 .500 10/08/27 502,995
500,000 CNH Industrial Capital LLC 4 .750 03/21/28 505,687
200,000 CNH Industrial NV 3 .850 11/15/27 199,249
500,000 Cummins, Inc 4 .250 05/09/28 503,897
400,000 Eaton Corp 4 .350 05/18/28 404,400
1,000,000 GATX Corp 5 .400 03/15/27 1,014,246
400,000 General Dynamics Corp 3 .500 04/01/27 399,105
600,000 Honeywell International, Inc 1 .100 03/01/27 581,597
300,000 Hubbell, Inc 3 .500 02/15/28 296,936
250,000 Huntington Ingalls Industries, Inc 3 .483 12/01/27 247,111
750,000 Ingersoll Rand, Inc 5 .197 06/15/27 761,898
500,000 John Deere Capital Corp 4 .500 01/08/27 503,784
750,000 John Deere Capital Corp 4 .850 03/05/27 759,438
1,000,000 John Deere Capital Corp 4 .900 06/11/27 1,016,893
750,000 John Deere Capital Corp 4 .200 07/15/27 755,454
500,000 John Deere Capital Corp 4 .650 01/07/28 508,601
250,000 John Deere Capital Corp 4 .750 01/20/28 254,788
750,000 John Deere Capital Corp 4 .250 06/05/28 758,635
800,000 L3Harris Technologies, Inc 5 .400 01/15/27 811,566
500,000 Lockheed Martin Corp 4 .450 05/15/28 506,116
1,000,000 Lockheed Martin Corp 4 .150 08/15/28 1,006,368
350,000 Masco Corp 1 .500 02/15/28 331,275
500,000 Mosaic Co 4 .350 01/15/29 501,424
250,000 Northrop Grumman Corp 3 .200 02/01/27 248,234
800,000 Northrop Grumman Corp 3 .250 01/15/28 789,736
200,000 nVent Finance Sarl 4 .550 04/15/28 201,122
200,000 Otis Worldwide Corp 2 .293 04/05/27 195,917

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.1% (continued)
$ 125,000 Owens Corning 5 .500% 06/15/27 $ 127,565
0 PACCAR Financial Corp 5 .000 05/13/27 0
500,000 PACCAR Financial Corp 4 .250 06/23/27 503,987
200,000 PACCAR Financial Corp 4 .450 08/06/27 202,310
500,000 PACCAR Financial Corp 4 .550 03/03/28 508,202
300,000 PACCAR Financial Corp 4 .000 11/07/28 301,403
300,000 Parker-Hannifin Corp 3 .250 03/01/27 297,856
400,000 Parker-Hannifin Corp 4 .250 09/15/27 402,376
300,000 Quanta Services, Inc 4 .750 08/09/27 303,631
500,000 Quanta Services, Inc 4 .300 08/09/28 502,649
500,000 Raytheon Technologies Corp 3 .125 05/04/27 494,660
200,000 Raytheon Technologies Corp 7 .200 08/15/27 210,044
400,000 Regal Rexnord Corp 6 .050 04/15/28 413,785
725,000 Roper Technologies, Inc 4 .250 09/15/28 727,571
175,000 Stanley Black & Decker, Inc 6 .000 03/06/28 181,380
200,000 Textron, Inc 3 .650 03/15/27 198,953
200,000 Xylem, Inc 1 .950 01/30/28 191,936
TOTAL CAPITAL GOODS 26,996,197
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
200,000 Block Financial LLC 2 .500 07/15/28 190,784
300,000 CDW LLC 4 .250 04/01/28 299,025
500,000 Cintas Corp No 2 4 .200 05/01/28 502,482
750,000 Corp Andina de Fomento 4 .125 01/07/28 752,194
135,000 Corp Andina de Fomento 4 .125 06/30/28 135,751
1,000,000 Council Of Europe Development Bank 3 .625 05/08/28 1,000,700
250,000 Equifax, Inc 5 .100 12/15/27 254,671
350,000 Equifax, Inc 5 .100 06/01/28 357,599
2,460,000 European Investment Bank 3 .875 06/15/28 2,478,265
595,000 International Bank for Reconstruction & Development 4 .000 08/27/26 596,021
500,000 International Bank for Reconstruction & Development 3 .125 06/15/27 496,865
750,000 International Bank for Reconstruction & Development 1 .375 04/20/28 713,786
2,822,000 International Bank for Reconstruction & Development 3 .625 05/05/28 2,825,250
5,000,000 International Bank for Reconstruction & Development 1 .125 09/13/28 4,686,071
1,000,000 Mastercard, Inc 4 .100 01/15/28 1,007,758
1,000,000 Mastercard, Inc 4 .550 03/15/28 1,016,654
300,000 Republic Services, Inc 3 .950 05/15/28 300,505
1,000,000 Waste Management, Inc 4 .950 07/03/27 1,016,868
500,000 Waste Management, Inc 4 .500 03/15/28 506,686
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 19,137,935
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
950,000 Alibaba Group Holding Ltd 3 .400 12/06/27 941,816
500,000 Amazon.com, Inc 3 .300 04/13/27 497,878
1,500,000 Amazon.com, Inc 1 .200 06/03/27 1,449,358
100,000 AutoNation, Inc 3 .800 11/15/27 99,231
250,000 AutoNation, Inc 4 .450 01/15/29 250,688
200,000 AutoZone, Inc 4 .500 02/01/28 201,825
500,000 Chevron USA, Inc 3 .950 08/13/27 502,182
500,000 Chevron USA, Inc 4 .050 08/13/28 503,858
350,000 eBay, Inc 5 .950 11/22/27 362,284
500,000 eBay, Inc 4 .250 03/06/29 501,441
200,000 Home Depot, Inc 2 .875 04/15/27 197,868
1,000,000 Home Depot, Inc 4 .875 06/25/27 1,016,910
400,000 Home Depot, Inc 2 .800 09/14/27 393,680
750,000 Home Depot, Inc 3 .750 09/15/28 750,210
350,000 LKQ Corp 5 .750 06/15/28 361,556
400,000 Lowe's Cos, Inc 3 .350 04/01/27 397,116
500,000 Lowe's Cos, Inc 3 .100 05/03/27 494,459
500,000 Lowe's Cos, Inc 3 .950 10/15/27 500,251
300,000 Lowe's Cos, Inc 1 .300 04/15/28 282,925
750,000 Lowe's Cos, Inc 4 .000 10/15/28 751,351
300,000 O'Reilly Automotive, Inc 3 .600 09/01/27 298,234

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (continued)
$ 1,500,000 Walmart, Inc 4 .100% 04/28/27 $ 1,510,273
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,265,394
CONSUMER DURABLES & APPAREL - 0.1%
200,000 DR Horton, Inc 1 .400 10/15/27 191,408
225,000 Hasbro, Inc 3 .500 09/15/27 222,930
200,000 Leggett & Platt, Inc 3 .500 11/15/27 197,141
500,000 Lennar Corp 4 .750 11/29/27 504,008
750,000 NIKE, Inc 2 .750 03/27/27 741,557
128,000 PulteGroup, Inc 5 .000 01/15/27 128,945
150,000 Tapestry, Inc 4 .125 07/15/27 149,894
200,000 Toll Brothers Finance Corp 4 .875 03/15/27 201,551
100,000 Toll Brothers Finance Corp 4 .350 02/15/28 100,326
TOTAL CONSUMER DURABLES & APPAREL 2,437,760
CONSUMER SERVICES - 0.3%
200,000 Booking Holdings, Inc 3 .550 03/15/28 198,379
750,000 Darden Restaurants, Inc 4 .350 10/15/27 753,495
500,000 Expedia Group, Inc 4 .625 08/01/27 503,680
200,000 Expedia Group, Inc 3 .800 02/15/28 198,895
500,000 Hyatt Hotels Corp 5 .750 01/30/27 507,679
225,000 Hyatt Hotels Corp 5 .050 03/30/28 229,080
500,000 Las Vegas Sands Corp 5 .900 06/01/27 509,972
500,000 Las Vegas Sands Corp 5 .625 06/15/28 512,648
500,000 Marriott International, Inc 4 .200 07/15/27 501,787
350,000 Marriott International, Inc 5 .000 10/15/27 355,917
200,000 Marriott International, Inc 5 .550 10/15/28 207,690
300,000 McDonald's Corp 3 .500 03/01/27 298,620
700,000 McDonald's Corp 3 .500 07/01/27 696,206
200,000 McDonald's Corp 3 .800 04/01/28 199,749
200,000 McDonald's Corp 4 .800 08/14/28 204,226
300,000 Royal Caribbean Cruises Ltd 3 .700 03/15/28 296,617
500,000 Sands China Ltd 2 .300 03/08/27 487,702
500,000 Sands China Ltd 5 .900 08/08/28 509,047
750,000 Starbucks Corp 4 .850 02/08/27 756,634
200,000 Starbucks Corp 3 .500 03/01/28 197,914
TOTAL CONSUMER SERVICES 8,125,937
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
800,000 Costco Wholesale Corp 1 .375 06/20/27 775,269
325,000 Dollar General Corp 4 .125 05/01/28 325,484
300,000 Dollar General Corp 5 .200 07/05/28 307,494
500,000 Dollar Tree, Inc 4 .200 05/15/28 500,299
300,000 Kroger Co 3 .700 08/01/27 298,914
500,000 Starbucks Corp 4 .500 05/15/28 504,950
100,000 SYSCO Corp 3 .250 07/15/27 99,016
800,000 Target Corp 1 .950 01/15/27 785,615
500,000 Target Corp 4 .350 06/15/28 505,848
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,102,889
ENERGY - 1.2%
400,000 Baker Hughes Holdings LLC 3 .337 12/15/27 395,516
450,000 BP Capital Markets America, Inc 3 .543 04/06/27 448,668
1,150,000 BP Capital Markets America, Inc 5 .017 11/17/27 1,172,736
1,500,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,509,629
200,000 BP Capital Markets plc 3 .279 09/19/27 198,266
500,000 Canadian Natural Resources Ltd 3 .850 06/01/27 498,637
400,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 403,868
200,000 Chevron Corp 1 .995 05/11/27 195,607
1,000,000 Chevron USA, Inc 4 .405 02/26/27 1,007,810
0 Chevron USA, Inc 1 .018 08/12/27 0
1,000,000 Chevron USA, Inc 4 .475 02/26/28 1,015,552
400,000 Continental Resources, Inc 4 .375 01/15/28 399,217
250,000 Coterra Energy, Inc 3 .900 05/15/27 249,056
1,000,000 Diamondback Energy, Inc 5 .200 04/18/27 1,014,453
300,000 Enbridge, Inc 5 .250 04/05/27 304,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 1.2% (continued)
$ 150,000 Enbridge, Inc 3 .700% 07/15/27 $ 149,210
300,000 Enbridge, Inc 4 .600 06/20/28 303,092
750,000 Enbridge, Inc 4 .200 11/20/28 750,722
350,000 Energy Transfer LP 4 .400 03/15/27 351,084
1,100,000 Energy Transfer LP 5 .550 02/15/28 1,129,281
500,000 Energy Transfer Operating LP 5 .500 06/01/27 508,076
200,000 Eni USA, Inc 7 .300 11/15/27 211,364
500,000 Enterprise Products Operating LLC 4 .600 01/11/27 503,588
1,000,000 Enterprise Products Operating LLC 4 .300 06/20/28 1,008,578
500,000 Enterprise Products Operating LLC 5 .250 08/16/77 499,144
100,000 Enterprise Products Operating LLC 5 .375 02/15/78 99,346
500,000 EOG Resources, Inc 4 .400 07/15/28 505,590
336,000 EQT Corp 3 .900 10/01/27 334,469
500,000 EQT Corp 5 .700 04/01/28 515,972
775,000 Equinor ASA 1 .750 01/22/26 774,036
1,250,000 Equinor ASA 4 .250 06/02/28 1,261,302
500,000 (b) Equitable America Global Funding 3 .950 09/15/27 499,224
500,000 Helmerich & Payne, Inc 4 .650 12/01/27 503,875
350,000 Hess Corp 4 .300 04/01/27 351,481
350,000 Kinder Morgan, Inc 4 .300 03/01/28 351,708
300,000 Marathon Petroleum Corp 3 .800 04/01/28 298,269
650,000 MPLX LP 4 .125 03/01/27 650,289
550,000 MPLX LP 4 .000 03/15/28 548,833
1,000,000 Occidental Petroleum Corp 5 .000 08/01/27 1,018,242
500,000 ONEOK, Inc 4 .250 09/24/27 501,644
300,000 Ovintiv, Inc 5 .650 05/15/28 308,843
200,000 Patterson-UTI Energy, Inc 3 .950 02/01/28 197,741
700,000 Phillips 66 3 .900 03/15/28 697,038
100,000 Phillips 66 Co 4 .950 12/01/27 101,594
600,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 604,033
500,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 500,492
154,000 Solventum Corp 5 .450 02/25/27 156,219
350,000 South Bow USA Infrastructure Holdings LLC 4 .911 09/01/27 353,201
250,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 249,598
500,000 Targa Resources Corp 5 .200 07/01/27 508,108
500,000 Targa Resources Corp 4 .350 01/15/29 501,388
200,000 TC PipeLines LP 3 .900 05/25/27 199,155
600,000 TransCanada PipeLines Ltd 4 .250 05/15/28 601,195
350,000 Valero Energy Partners LP 4 .500 03/15/28 352,380
800,000 Williams Cos, Inc 3 .750 06/15/27 796,792
500,000 Williams Cos, Inc 5 .300 08/15/28 514,726
750,000 Woodside Finance Ltd 4 .900 05/19/28 760,586
TOTAL ENERGY 29,844,664
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
200,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 199,126
300,000 American Homes 4 Rent LP 4 .250 02/15/28 300,596
500,000 American Tower Corp 3 .550 07/15/27 496,034
600,000 American Tower Corp 1 .500 01/31/28 569,304
300,000 American Tower Corp 5 .250 07/15/28 308,488
1,000,000 American Tower Corp 5 .800 11/15/28 1,043,929
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 197,095
500,000 Boston Properties LP 6 .750 12/01/27 522,985
100,000 Brixmor Operating Partnership LP 3 .900 03/15/27 99,703
150,000 Brixmor Operating Partnership LP 2 .250 04/01/28 144,023
800,000 Crown Castle, Inc 2 .900 03/15/27 788,476
200,000 Crown Castle, Inc 5 .000 01/11/28 203,125
600,000 Crown Castle, Inc 3 .800 02/15/28 595,227
500,000 Crown Castle, Inc 4 .800 09/01/28 507,273
350,000 Digital Realty Trust LP 3 .700 08/15/27 348,103
650,000 Digital Realty Trust LP 5 .550 01/15/28 667,596
400,000 EPR Properties 4 .950 04/15/28 402,910
200,000 Equinix, Inc 1 .800 07/15/27 193,213

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (continued)
$ 300,000 Equinix, Inc 1 .550% 03/15/28 $ 284,572
350,000 ERP Operating LP 3 .500 03/01/28 346,634
350,000 Essex Portfolio LP 3 .625 05/01/27 348,445
500,000 Extra Space Storage LP 5 .700 04/01/28 516,582
150,000 Federal Realty OP LP 3 .250 07/15/27 148,210
200,000 Federal Realty OP LP 5 .375 05/01/28 204,992
300,000 Healthcare Realty Holdings LP 3 .750 07/01/27 297,953
250,000 Healthpeak OP LLC 1 .350 02/01/27 242,712
100,000 Highwoods Realty LP 3 .875 03/01/27 99,302
150,000 Highwoods Realty LP 4 .125 03/15/28 148,669
750,000 Host Hotels & Resorts LP 4 .250 12/15/28 750,735
200,000 Kimco Realty OP LLC 1 .900 03/01/28 192,119
350,000 Mid-America Apartments LP 3 .600 06/01/27 348,795
200,000 OMEGA Healthcare Investors, Inc 4 .500 04/01/27 200,658
250,000 OMEGA Healthcare Investors, Inc 4 .750 01/15/28 251,958
500,000 Prologis LP 2 .125 04/15/27 489,342
500,000 ProLogis LP 4 .875 06/15/28 511,811
150,000 Public Storage 1 .850 05/01/28 143,110
300,000 Realty Income Corp 3 .000 01/15/27 297,335
300,000 Realty Income Corp 3 .950 08/15/27 300,016
650,000 Realty Income Corp 3 .400 01/15/28 642,794
500,000 Realty Income Corp 3 .950 02/01/29 498,271
200,000 Regency Centers LP 3 .600 02/01/27 199,109
500,000 Simon Property Group LP 1 .375 01/15/27 487,105
500,000 Simon Property Group LP 3 .375 06/15/27 496,336
100,000 Simon Property Group LP 3 .375 12/01/27 99,223
300,000 Simon Property Group LP 1 .750 02/01/28 287,560
200,000 Tanger Properties LP 3 .875 07/15/27 198,908
200,000 UDR, Inc 3 .500 01/15/28 197,729
350,000 Ventas Realty LP 3 .850 04/01/27 349,087
150,000 Ventas Realty LP 4 .000 03/01/28 149,791
400,000 VICI Properties LP 4 .750 02/15/28 403,907
1,000,000 VICI Properties LP 4 .750 04/01/28 1,010,526
200,000 Welltower OP LLC 2 .700 02/15/27 197,353
300,000 Welltower OP LLC 4 .250 04/15/28 302,034
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,230,889
FINANCIAL SERVICES - 3.2%
500,000 AerCap Ireland Capital DAC 6 .100 01/15/27 509,453
750,000 AerCap Ireland Capital DAC 6 .450 04/15/27 770,434
500,000 AerCap Ireland Capital DAC 4 .625 10/15/27 504,089
1,250,000 AerCap Ireland Capital DAC 4 .875 04/01/28 1,270,593
1,000,000 African Development Bank 4 .375 11/03/27 1,014,207
1,200,000 African Development Bank 3 .875 06/12/28 1,207,502
500,000 Ally Financial, Inc 7 .100 11/15/27 525,283
500,000 Ally Financial, Inc 5 .737 05/15/29 512,695
500,000 American Express Co 2 .550 03/04/27 492,760
1,000,000 American Express Co 5 .098 02/16/28 1,011,615
1,000,000 American Express Co 5 .043 07/26/28 1,016,879
950,000 American Express Co 4 .731 04/25/29 964,576
1,000,000 American Express Co 4 .351 07/20/29 1,007,296
500,000 (b) Apollo Debt Solutions BDC 5 .200 12/08/28 499,906
650,000 Ares Capital Corp 7 .000 01/15/27 665,986
750,000 Ares Capital Corp 2 .875 06/15/28 716,773
500,000 Ares Strategic Income Fund 5 .700 03/15/28 506,556
500,000 (b) Ares Strategic Income Fund 5 .450 09/09/28 504,179
500,000 (b) Ares Strategic Income Fund 4 .850 01/15/29 494,128
750,000 Bank of ,NV Scotia 4 .043 09/15/28 749,989
500,000 Bank of Montreal 4 .062 09/22/28 500,335
750,000 Bank of New York Mellon Corp 3 .442 02/07/28 746,363
500,000 Bank of New York Mellon Corp 4 .441 06/09/28 503,775
1,000,000 Bank of New York Mellon Corp 4 .890 07/21/28 1,015,512
750,000 Bank of New York Mellon Corp 6 .317 10/25/29 796,289

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 500,000 Barings BDC, Inc 5 .200% 09/15/28 $ 497,549
500,000 BlackRock Funding, Inc 4 .600 07/26/27 506,577
250,000 BlackRock, Inc 3 .200 03/15/27 248,500
750,000 Blackstone Private Credit Fund 4 .950 09/26/27 754,051
300,000 Blackstone Secured Lending Fund 2 .125 02/15/27 291,866
500,000 Blackstone Secured Lending Fund 5 .350 04/13/28 504,405
150,000 Blue Owl Capital Corp 2 .625 01/15/27 146,591
400,000 Blue Owl Capital Corp 2 .875 06/11/28 377,832
200,000 Blue Owl Credit Income Corp 4 .700 02/08/27 199,213
300,000 Blue Owl Credit Income Corp 7 .750 09/16/27 311,922
300,000 Blue Owl Credit Income Corp 7 .950 06/13/28 317,213
350,000 Brookfield Finance, Inc 3 .900 01/25/28 348,767
1,000,000 Capital One Financial Corp 3 .750 03/09/27 997,023
500,000 Capital One Financial Corp 4 .927 05/10/28 505,888
1,200,000 Capital One Financial Corp 5 .468 02/01/29 1,232,141
750,000 Capital One Financial Corp 6 .312 06/08/29 787,088
500,000 Charles Schwab Corp 2 .450 03/03/27 492,111
650,000 Charles Schwab Corp 3 .200 01/25/28 641,091
300,000 Charles Schwab Corp 2 .000 03/20/28 288,493
800,000 Charles Schwab Corp 5 .643 05/19/29 830,476
300,000 Corebridge Financial, Inc 3 .650 04/05/27 298,101
500,000 Corebridge Financial, Inc 6 .875 12/15/52 512,018
250,000 Discover Bank 5 .974 08/09/28 259,747
200,000 Fidelity National Information Services, Inc 1 .650 03/01/28 189,852
750,000 Fiserv, Inc 5 .150 03/15/27 757,856
350,000 Fiserv, Inc 5 .450 03/02/28 358,396
400,000 FS KKR Capital Corp 3 .250 07/15/27 386,095
275,000 Global Payments, Inc 4 .950 08/15/27 277,967
300,000 Goldman Sachs BDC, Inc 6 .375 03/11/27 306,245
1,500,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,476,604
1,500,000 Goldman Sachs Group, Inc 3 .615 03/15/28 1,491,672
2,500,000 Goldman Sachs Group, Inc 4 .937 04/23/28 2,528,555
1,000,000 Goldman Sachs Group, Inc 3 .691 06/05/28 994,680
1,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,007,016
1,500,000 Goldman Sachs Group, Inc 4 .223 05/01/29 1,503,121
2,250,000 Goldman Sachs Group, Inc 4 .153 10/21/29 2,249,497
500,000 (a),(b) Goldman Sachs Private Credit Corp 5 .875 05/06/28 509,323
300,000 (b) Goldman Sachs Private Credit Corp 5 .375 01/31/29 301,192
300,000 (b) Golub Capital Private Credit Fund 5 .450 08/15/28 301,866
200,000 Hercules Capital, Inc 3 .375 01/20/27 197,290
500,000 (b) HPS Corporate Lending Fund 5 .300 06/05/27 503,040
500,000 HPS Corporate Lending Fund 5 .450 01/14/28 505,335
300,000 (b) HPS Corporate Lending Fund 4 .900 09/11/28 298,445
750,000 Intercontinental Exchange, Inc 4 .000 09/15/27 751,589
750,000 Intercontinental Exchange, Inc 3 .625 09/01/28 744,449
500,000 Intercontinental Exchange, Inc 3 .950 12/01/28 501,299
590,000 International Finance Corp 4 .500 01/21/28 600,752
200,000 Jackson Financial, Inc 5 .170 06/08/27 202,511
500,000 Jefferies Financial Group, Inc 4 .850 01/15/27 503,309
350,000 Jefferies Financial Group, Inc 5 .875 07/21/28 363,629
2,400,000 Kreditanstalt fuer Wiederaufbau 4 .375 03/01/27 2,421,463
300,000 LPL Holdings, Inc 5 .700 05/20/27 305,748
500,000 LPL Holdings, Inc 4 .900 04/03/28 507,302
550,000 Main Street Capital Corp 6 .500 06/04/27 561,349
500,000 Main Street Capital Corp 5 .400 08/15/28 502,657
500,000 Marex Group plc 5 .829 05/08/28 508,087
0 Mastercard, Inc 3 .300 03/26/27 0
1,000,000 Morgan Stanley 2 .475 01/21/28 983,506
1,000,000 Morgan Stanley 4 .210 04/20/28 1,002,294
750,000 Morgan Stanley 5 .123 02/01/29 765,625
2,500,000 Morgan Stanley 4 .994 04/12/29 2,549,518
1,500,000 Morgan Stanley 4 .133 10/18/29 1,499,517

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES - 3.2% (continued)
$ 200,000 Morgan Stanley Direct Lending Fund 4 .500% 02/11/27 $ 199,733
284,000 NASDAQ, Inc 5 .350 06/28/28 293,065
0 National Rural Utilities Cooperative Finance Corp 4 .800 02/05/27 0
750,000 National Rural Utilities Cooperative Finance Corp 5 .100 05/06/27 761,206
500,000 National Rural Utilities Cooperative Finance Corp 4 .120 09/16/27 502,303
500,000 National Rural Utilities Cooperative Finance Corp 3 .950 12/10/27 501,880
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 507,581
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 08/25/28 1,005,232
500,000 New Mountain Finance Corp 6 .200 10/15/27 508,147
500,000 Nomura Holdings, Inc 2 .329 01/22/27 491,174
750,000 Nomura Holdings, Inc 5 .594 07/02/27 766,113
700,000 Nomura Holdings, Inc 2 .172 07/14/28 666,221
300,000 (b) North Haven Private Income Fund LLC 5 .125 09/25/28 299,446
750,000 Northern Trust Corp 3 .375 05/08/32 739,531
200,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 195,609
500,000 Oesterreichische Kontrollbank AG. 5 .000 10/23/26 505,055
1,500,000 Oesterreichische Kontrollbank AG. 4 .750 05/21/27 1,522,803
460,000 Oesterreichische Kontrollbank AG. 4 .000 05/28/28 464,068
300,000 ORIX Corp 5 .000 09/13/27 305,189
750,000 PACCAR Financial Corp 4 .000 08/08/28 754,585
750,000 PayPal Holdings, Inc 4 .450 03/06/28 758,896
750,000 (b) Private Export Funding Corp 4 .500 02/07/27 753,534
500,000 Royal Bank of Canada 4 .522 10/18/28 504,882
750,000 S&P Global, Inc 2 .450 03/01/27 738,071
750,000 State Street Corp 4 .993 03/18/27 760,042
750,000 State Street Corp 4 .530 02/20/29 759,653
700,000 Synchrony Financial 3 .950 12/01/27 696,664
500,000 Synchrony Financial 5 .019 07/29/29 506,292
500,000 UBS AG. 4 .864 01/10/28 504,191
1,300,000 UBS AG. 5 .650 09/11/28 1,356,956
850,000 Visa, Inc 1 .900 04/15/27 832,528
100,000 Voya Financial, Inc 4 .700 01/23/48 94,270
TOTAL FINANCIAL SERVICES 80,529,407
FOOD, BEVERAGE & TOBACCO - 0.7%
500,000 Altria Group, Inc 4 .875 02/04/28 508,238
1,050,000 BAT Capital Corp 4 .700 04/02/27 1,057,253
800,000 BAT Capital Corp 2 .259 03/25/28 769,816
550,000 BAT International Finance plc 4 .448 03/16/28 554,273
750,000 Bunge Ltd 4 .100 01/07/28 751,748
750,000 Campbell Soup Co 5 .200 03/19/27 759,720
500,000 Coca-Cola Co 1 .500 03/05/28 477,593
1,000,000 Coca-Cola Co 1 .000 03/15/28 944,368
200,000 ConAgra Brands, Inc 1 .375 11/01/27 190,144
500,000 Constellation Brands, Inc 4 .350 05/09/27 501,849
350,000 Diageo Capital plc 5 .300 10/24/27 358,579
500,000 General Mills, Inc 4 .700 01/30/27 503,715
400,000 General Mills, Inc 4 .200 04/17/28 401,301
500,000 General Mills, Inc 5 .500 10/17/28 518,564
500,000 Hershey Co 4 .550 02/24/28 507,858
500,000 Hormel Foods Corp 4 .800 03/30/27 505,373
150,000 Hormel Foods Corp 1 .700 06/03/28 142,470
250,000 Kellogg Co 3 .400 11/15/27 247,808
300,000 Kellogg Co 4 .300 05/15/28 301,892
500,000 Keurig Dr Pepper, Inc 5 .100 03/15/27 505,539
750,000 Keurig Dr Pepper, Inc 4 .350 05/15/28 752,357
650,000 Kraft Heinz Foods Co 3 .875 05/15/27 648,252
150,000 McCormick & Co, Inc 3 .400 08/15/27 148,662
500,000 Mondelez International, Inc 2 .625 03/17/27 492,038
500,000 Mondelez International, Inc 4 .250 05/06/28 502,650
1,000,000 PepsiCo, Inc 4 .450 02/07/28 1,014,610
1,000,000 PepsiCo, Inc 4 .100 01/15/29 1,005,480
500,000 Philip Morris International, Inc 4 .375 11/01/27 504,386

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 0.7% (continued)
$ 1,050,000 Philip Morris International, Inc 3 .125% 03/02/28 $ 1,032,926
750,000 Philip Morris International, Inc 4 .125 04/28/28 753,332
750,000 Philip Morris International, Inc 3 .875 10/27/28 749,089
300,000 Tyson Foods, Inc 3 .550 06/02/27 297,903
TOTAL FOOD, BEVERAGE & TOBACCO 18,409,786
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
1,000,000 Ascension Health 4 .078 11/15/28 1,004,002
218,000 Baxter International, Inc 1 .915 02/01/27 212,726
250,000 Baxter International, Inc 4 .450 02/15/29 250,615
650,000 Becton Dickinson & Co 3 .700 06/06/27 647,284
300,000 Becton Dickinson & Co 4 .693 02/13/28 303,968
500,000 Cencora, Inc 4 .625 12/15/27 506,340
900,000 Centene Corp 4 .250 12/15/27 894,701
1,000,000 Centene Corp 2 .450 07/15/28 936,339
1,000,000 Cigna Group 3 .400 03/01/27 993,683
200,000 CommonSpirit Health 6 .073 11/01/27 206,738
600,000 CVS Health Corp 3 .625 04/01/27 596,693
750,000 CVS Health Corp 1 .300 08/21/27 717,446
1,800,000 CVS Health Corp 4 .300 03/25/28 1,805,961
500,000 Elevance Health, Inc 4 .101 03/01/28 500,471
650,000 GE HealthCare Technologies, Inc 5 .650 11/15/27 669,131
750,000 HCA, Inc 3 .125 03/15/27 742,146
525,000 HCA, Inc 5 .000 03/01/28 534,786
1,000,000 HCA, Inc 5 .200 06/01/28 1,024,578
500,000 Humana, Inc 1 .350 02/03/27 485,334
200,000 Humana, Inc 5 .750 03/01/28 206,206
500,000 Icon Investments Six DAC 5 .809 05/08/27 510,173
300,000 IQVIA, Inc 5 .700 05/15/28 309,540
200,000 Kaiser Foundation Hospitals 3 .150 05/01/27 198,363
400,000 Laboratory Corp of America Holdings 3 .600 09/01/27 398,180
200,000 McKesson Corp 3 .950 02/16/28 199,961
500,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 503,842
200,000 PerkinElmer, Inc 1 .900 09/15/28 188,094
500,000 Quest Diagnostics, Inc 4 .600 12/15/27 505,971
200,000 SSM Health Care Corp 3 .823 06/01/27 199,966
750,000 Stryker Corp 4 .700 02/10/28 760,703
1,000,000 UnitedHealth Group, Inc 4 .600 04/15/27 1,008,377
400,000 UnitedHealth Group, Inc 5 .250 02/15/28 410,929
500,000 Zimmer Biomet Holdings, Inc 4 .700 02/19/27 504,135
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,937,382
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
400,000 Clorox Co 3 .900 05/15/28 400,185
500,000 Colgate-Palmolive Co 4 .600 03/01/28 507,703
175,000 Ecolab, Inc 4 .300 06/15/28 176,832
500,000 Estee Lauder Cos, Inc 4 .375 05/15/28 504,838
800,000 Haleon US Capital LLC 3 .375 03/24/27 794,132
500,000 Kenvue, Inc 5 .050 03/22/28 510,824
300,000 Kimberly-Clark Corp 1 .050 09/15/27 286,850
1,000,000 Procter & Gamble Co 3 .950 01/26/28 1,009,024
300,000 Unilever Capital Corp 2 .900 05/05/27 297,057
750,000 Unilever Capital Corp 4 .250 08/12/27 756,377
500,000 Unilever Capital Corp 4 .875 09/08/28 513,335
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,757,157
INSURANCE - 0.4%
300,000 Aegon NV 5 .500 04/11/48 302,963
200,000 Allstate Corp 7 .051 08/15/53 200,042
200,000 American National Group, Inc 5 .000 06/15/27 201,483
750,000 Aon North America, Inc 5 .125 03/01/27 759,226
1,000,000 Arthur J Gallagher & Co 4 .600 12/15/27 1,010,385
375,000 Athene Holding Ltd 4 .125 01/12/28 374,628
100,000 AXIS Specialty Finance plc 4 .000 12/06/27 99,893
500,000 Berkshire Hathaway Finance Corp 2 .300 03/15/27 492,124

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 0.4% (continued)
$ 300,000 Brighthouse Financial, Inc 3 .700% 06/22/27 $ 296,303
125,000 Brown & Brown, Inc 4 .600 12/23/26 125,623
425,000 Brown & Brown, Inc 4 .700 06/23/28 430,095
200,000 Cincinnati Financial Corp 6 .920 05/15/28 213,027
300,000 CNA Financial Corp 3 .450 08/15/27 297,110
750,000 Elevance Health, Inc 4 .000 09/15/28 748,866
183,000 Equitable Holdings, Inc 4 .350 04/20/28 183,679
150,000 F&G Annuities & Life, Inc 7 .400 01/13/28 156,984
250,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 253,326
350,000 Manulife Financial Corp 2 .484 05/19/27 343,122
200,000 Manulife Financial Corp 4 .061 02/24/32 199,339
1,000,000 Marsh & McLennan Cos, Inc 4 .550 11/08/27 1,011,785
200,000 Progressive Corp 2 .450 01/15/27 197,063
200,000 Progressive Corp 2 .500 03/15/27 196,865
250,000 Prudential Financial, Inc 3 .878 03/27/28 249,825
250,000 (c) Prudential Financial, Inc 4 .500 09/15/47 247,397
475,000 UnitedHealth Group, Inc 4 .400 06/15/28 480,234
300,000 Willis North America, Inc 4 .650 06/15/27 302,332
TOTAL INSURANCE 9,373,719
MATERIALS - 0.5%
750,000 Air Products and Chemicals, Inc 4 .300 06/11/28 757,648
1,000,000 Amcor Flexibles North America, Inc 4 .800 03/17/28 1,013,741
500,000 Amrize Finance US LLC 4 .600 04/07/27 503,291
500,000 Amrize Finance US LLC 4 .700 04/07/28 505,778
600,000 ArcelorMittal S.A. 6 .550 11/29/27 624,703
150,000 Berry Global, Inc 5 .500 04/15/28 154,481
600,000 BHP Billiton Finance USA Ltd 4 .750 02/28/28 609,351
200,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 198,136
400,000 Ecolab, Inc 1 .650 02/01/27 390,927
250,000 Freeport-McMoRan, Inc 4 .125 03/01/28 249,231
350,000 LYB International Finance BV 3 .500 03/02/27 348,170
300,000 Martin Marietta Materials, Inc 3 .500 12/15/27 297,565
200,000 Mosaic Co 4 .050 11/15/27 199,886
400,000 Nucor Corp 3 .950 05/01/28 400,061
650,000 Nutrien Ltd 5 .200 06/21/27 660,615
150,000 Packaging Corp of America 3 .400 12/15/27 148,496
300,000 PPG Industries, Inc 3 .750 03/15/28 299,345
500,000 Rio Tinto Finance USA plc 4 .375 03/12/27 503,318
1,000,000 Rio Tinto Finance USA plc 4 .500 03/14/28 1,011,780
1,000,000 Sherwin-Williams Co 4 .550 03/01/28 1,011,772
500,000 Sherwin-Williams Co 4 .300 08/15/28 503,087
150,000 Steel Dynamics, Inc 1 .650 10/15/27 144,073
750,000 Steel Dynamics, Inc 4 .000 12/15/28 749,138
200,000 Vulcan Materials Co 3 .900 04/01/27 199,962
200,000 WRKCo, Inc 4 .000 03/15/28 199,489
TOTAL MATERIALS 11,684,044
MEDIA & ENTERTAINMENT - 0.6%
1,000,000 Asian Infrastructure Investment Bank 3 .625 09/15/28 1,000,624
500,000 Baidu, Inc 4 .375 03/29/28 504,508
500,000 (b) Blue Owl Technology Finance Corp 6 .100 03/15/28 502,971
300,000 Charter Communications Operating LLC 4 .200 03/15/28 298,507
400,000 Comcast Corp 2 .350 01/15/27 393,836
3,000,000 Comcast Corp 4 .150 10/15/28 3,016,170
1,000,000 GE HealthCare Technologies, Inc 4 .150 12/15/28 1,002,756
750,000 Inter-American Investment Corp 3 .625 02/17/27 748,957
1,000,000 Inter-American Investment Corp 3 .625 11/20/28 999,047
1,000,000 Meta Platforms, Inc 3 .500 08/15/27 998,019
750,000 Meta Platforms, Inc 4 .600 05/15/28 763,828
500,000 Netflix, Inc 4 .875 04/15/28 510,707
1,000,000 Netflix, Inc 5 .875 11/15/28 1,051,379
300,000 Paramount Global 2 .900 01/15/27 295,122
100,000 Paramount Global 3 .375 02/15/28 97,049

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.6% (continued)
$ 500,000 Paramount Global 3 .700% 06/01/28 $ 488,455
500,000 Take-Two Interactive Software, Inc 4 .950 03/28/28 509,685
800,000 TWDC Enterprises 18 Corp 2 .950 06/15/27 791,758
300,000 Walt Disney Co 3 .700 03/23/27 299,746
300,000 Walt Disney Co 2 .200 01/13/28 291,205
TOTAL MEDIA & ENTERTAINMENT 14,564,329
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
2,000,000 AbbVie, Inc 4 .800 03/15/27 2,020,948
1,000,000 AbbVie, Inc 4 .650 03/15/28 1,016,768
500,000 Agilent Technologies, Inc 4 .200 09/09/27 502,526
1,300,000 Amgen, Inc 2 .200 02/21/27 1,275,295
500,000 Amgen, Inc 3 .200 11/02/27 493,670
1,000,000 Amgen, Inc 5 .150 03/02/28 1,023,390
500,000 Amgen, Inc 1 .650 08/15/28 471,270
1,000,000 AstraZeneca Finance LLC 4 .800 02/26/27 1,011,155
1,000,000 AstraZeneca Finance LLC 1 .750 05/28/28 955,612
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 198,178
1,000,000 Eli Lilly & Co 4 .150 08/14/27 1,007,362
750,000 Eli Lilly & Co 4 .550 02/12/28 762,796
750,000 Eli Lilly & Co 4 .000 10/15/28 755,050
500,000 Gilead Sciences, Inc 2 .950 03/01/27 495,089
500,000 Gilead Sciences, Inc 1 .200 10/01/27 478,939
500,000 GlaxoSmithKline Capital plc 4 .315 03/12/27 503,611
1,000,000 Johnson & Johnson 4 .500 03/01/27 1,010,246
1,000,000 Johnson & Johnson 4 .550 03/01/28 1,018,891
750,000 Merck & Co, Inc 1 .700 06/10/27 730,326
750,000 Merck & Co, Inc 3 .850 09/15/27 752,845
750,000 Merck & Co, Inc 3 .850 03/15/29 749,751
200,000 Mylan, Inc 4 .550 04/15/28 200,211
1,500,000 Novartis Capital Corp 3 .900 11/05/28 1,504,883
2,150,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 2,178,505
300,000 Royalty Pharma plc 1 .750 09/02/27 288,924
1,000,000 Sanofi S.A. 3 .800 11/03/28 1,000,786
300,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 283,214
500,000 Viatris, Inc 2 .300 06/22/27 485,682
200,000 Zoetis, Inc 3 .000 09/12/27 197,132
400,000 Zoetis, Inc 4 .150 08/17/28 402,150
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 23,775,205
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
500,000 Advanced Micro Devices, Inc 4 .319 03/24/28 505,280
750,000 Analog Devices, Inc 4 .250 06/15/28 756,184
500,000 Applied Materials, Inc 3 .300 04/01/27 497,381
1,000,000 Broadcom, Inc 5 .050 07/12/27 1,017,835
350,000 Broadcom, Inc 4 .150 02/15/28 351,185
500,000 Broadcom, Inc 4 .800 04/15/28 508,961
300,000 Intel Corp 3 .750 03/25/27 298,783
500,000 Intel Corp 3 .150 05/11/27 493,873
300,000 Intel Corp 3 .750 08/05/27 298,269
750,000 Intel Corp 4 .875 02/10/28 760,536
750,000 Intel Corp 1 .600 08/12/28 703,789
275,000 Marvell Technology, Inc 2 .450 04/15/28 264,841
1,000,000 Microchip Technology, Inc 4 .900 03/15/28 1,013,744
750,000 NVIDIA Corp 1 .550 06/15/28 712,961
300,000 NXP BV 4 .400 06/01/27 301,202
500,000 NXP BV 4 .300 08/19/28 501,855
300,000 QUALCOMM, Inc 3 .250 05/20/27 298,341
750,000 Texas Instruments, Inc 4 .600 02/08/27 756,400
500,000 TSMC Arizona Corp 3 .875 04/22/27 499,940
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,541,360
SOFTWARE & SERVICES - 0.4%
1,000,000 Accenture Capital, Inc 3 .900 10/04/27 1,003,892
750,000 Adobe, Inc 4 .850 04/04/27 760,092

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.4% (continued)
$ 500,000 Adobe, Inc 4 .750% 01/17/28 $ 509,908
750,000 Cadence Design Systems, Inc 4 .200 09/10/27 754,071
500,000 IBM International Capital Pte Ltd 4 .600 02/05/27 503,392
500,000 International Business Machines Corp 1 .700 05/15/27 485,898
750,000 Oracle Corp 2 .800 04/01/27 735,121
1,000,000 Oracle Corp 3 .250 11/15/27 978,269
1,000,000 Oracle Corp 4 .800 08/03/28 1,004,979
100,000 Roper Technologies, Inc 1 .400 09/15/27 95,745
1,000,000 Salesforce, Inc 1 .500 07/15/28 947,457
750,000 Synopsys, Inc 4 .550 04/01/27 755,314
750,000 Synopsys, Inc 4 .650 04/01/28 760,107
500,000 VMware, Inc 3 .900 08/21/27 500,187
300,000 Workday, Inc 3 .500 04/01/27 298,187
TOTAL SOFTWARE & SERVICES 10,092,619
TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
1,000,000 Alphabet, Inc 3 .875 11/15/28 1,004,878
750,000 Amphenol Corp 4 .375 06/12/28 756,928
1,000,000 Amphenol Corp 3 .900 11/15/28 998,901
500,000 Apple, Inc 3 .350 02/09/27 498,400
750,000 Apple, Inc 3 .200 05/11/27 745,889
3,000,000 Apple, Inc 4 .000 05/12/28 3,025,148
1,000,000 Apple, Inc 1 .400 08/05/28 944,843
200,000 Arrow Electronics, Inc 3 .875 01/12/28 198,540
1,500,000 Cisco Systems, Inc 4 .800 02/26/27 1,516,817
500,000 Cisco Systems, Inc 4 .550 02/24/28 508,122
0 Dell International LLC 6 .100 07/15/27 0
1,000,000 Dell International LLC 4 .750 04/01/28 1,014,243
750,000 Dell International LLC 4 .150 02/15/29 749,187
300,000 Flex Ltd 6 .000 01/15/28 309,671
750,000 Hewlett Packard Enterprise Co 4 .400 09/25/27 753,614
300,000 HP, Inc 3 .000 06/17/27 295,358
350,000 HP, Inc 4 .750 01/15/28 353,821
700,000 International Business Machines Corp 4 .150 07/27/27 703,688
1,000,000 International Business Machines Corp 4 .650 02/10/28 1,014,674
250,000 Jabil, Inc 4 .250 05/15/27 250,348
150,000 Jabil, Inc 3 .950 01/12/28 149,646
250,000 Keysight Technologies, Inc 4 .600 04/06/27 251,292
250,000 Motorola Solutions, Inc 4 .600 02/23/28 252,519
300,000 NetApp, Inc 2 .375 06/22/27 293,286
500,000 TD SYNNEX Corp 4 .300 01/17/29 499,093
250,000 Teledyne Technologies, Inc 2 .250 04/01/28 240,387
200,000 Vontier Corp 2 .400 04/01/28 191,682
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,520,975
TELECOMMUNICATION SERVICES - 0.5%
750,000 AT&T, Inc 3 .800 02/15/27 748,552
1,000,000 AT&T, Inc 2 .300 06/01/27 977,143
1,400,000 AT&T, Inc 1 .650 02/01/28 1,334,517
1,000,000 Global Payments, Inc 4 .500 11/15/28 1,001,902
800,000 Rogers Communications, Inc 3 .200 03/15/27 791,965
1,000,000 Sprint Capital Corp 6 .875 11/15/28 1,073,129
450,000 Telefonica Emisiones SAU 4 .103 03/08/27 449,730
500,000 TELUS Corp 3 .700 09/15/27 496,724
1,500,000 T-Mobile USA, Inc 3 .750 04/15/27 1,495,288
1,000,000 T-Mobile USA, Inc 2 .050 02/15/28 959,950
500,000 T-Mobile USA, Inc 4 .950 03/15/28 509,270
500,000 T-Mobile USA, Inc 4 .800 07/15/28 509,078
371,000 Verizon Communications, Inc 4 .125 03/16/27 371,882
1,650,000 Verizon Communications, Inc 2 .100 03/22/28 1,584,164
300,000 Vodafone Group plc 4 .375 05/30/28 304,556
TOTAL TELECOMMUNICATION SERVICES 12,607,850
TRANSPORTATION - 0.3%
1,000,000 Boeing Co 6 .259 05/01/27 1,026,016

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.3% (continued)
$ 500,000 Canadian National Railway Co 6 .900% 07/15/28 $ 536,304
250,000 CH Robinson Worldwide, Inc 4 .200 04/15/28 250,568
300,000 CSX Corp 3 .800 03/01/28 299,540
300,000 Delta Air Lines, Inc 4 .375 04/19/28 300,912
750,000 Delta Air Lines, Inc 4 .950 07/10/28 763,487
200,000 FedEx Corp 3 .400 02/15/28 197,097
200,000 Kirby Corp 4 .200 03/01/28 199,807
750,000 Norfolk Southern Corp 3 .800 08/01/28 746,251
750,000 Ryder System, Inc 5 .300 03/15/27 760,731
500,000 Ryder System, Inc 5 .250 06/01/28 513,265
500,000 Southwest Airlines Co 5 .125 06/15/27 506,297
1,000,000 Southwest Airlines Co 4 .375 11/15/28 1,002,092
200,000 Union Pacific Corp 2 .150 02/05/27 196,433
1,000,000 Union Pacific Corp 3 .950 09/10/28 1,002,095
250,000 United Parcel Service, Inc 3 .050 11/15/27 247,119
TOTAL TRANSPORTATION 8,548,014
UTILITIES - 1.5%
500,000 AES Corp 5 .450 06/01/28 511,331
200,000 Ameren Corp 1 .950 03/15/27 195,212
300,000 Ameren Corp 1 .750 03/15/28 285,176
250,000 American Electric Power Co, Inc 3 .200 11/13/27 246,528
300,000 American Electric Power Co, Inc 3 .875 02/15/62 294,965
300,000 Appalachian Power Co 3 .300 06/01/27 297,135
100,000 Arizona Public Service Co 2 .950 09/15/27 98,410
200,000 Atmos Energy Corp 3 .000 06/15/27 198,038
200,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 197,131
300,000 Black Hills Corp 3 .150 01/15/27 297,029
300,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 309,733
400,000 CenterPoint Energy Resources Corp 5 .250 03/01/28 409,917
100,000 CMS Energy Corp 3 .450 08/15/27 99,080
100,000 Consolidated Edison Co of New York, Inc 3 .125 11/15/27 98,810
300,000 Constellation Energy Generation LLC 5 .600 03/01/28 309,497
200,000 Consumers Energy Co 4 .650 03/01/28 203,186
250,000 Dominion Energy, Inc 3 .600 03/15/27 248,773
500,000 Dominion Energy, Inc 4 .600 05/15/28 505,835
75,000 DTE Electric Co 4 .250 05/14/27 75,513
1,000,000 DTE Energy Co 4 .950 07/01/27 1,013,169
800,000 DTE Energy Co 4 .875 06/01/28 813,856
750,000 Duke Energy Corp 4 .850 01/05/27 756,977
300,000 Duke Energy Corp 3 .150 08/15/27 296,259
650,000 Duke Energy Corp 4 .300 03/15/28 653,501
200,000 Duke Energy Corp 3 .250 01/15/82 194,148
500,000 Duke Energy Progress LLC 4 .350 03/06/27 503,283
500,000 Edison International 4 .125 03/15/28 494,189
100,000 Entergy Louisiana LLC 3 .120 09/01/27 98,768
500,000 Essential Utilities, Inc 4 .800 08/15/27 505,975
500,000 Evergy Kansas Central, Inc 4 .700 03/13/28 507,638
500,000 Eversource Energy 5 .000 01/01/27 504,332
300,000 Eversource Energy 4 .600 07/01/27 302,039
100,000 Eversource Energy 3 .300 01/15/28 98,218
550,000 Eversource Energy 5 .450 03/01/28 563,759
200,000 Exelon Corp 2 .750 03/15/27 196,972
900,000 Exelon Corp 5 .150 03/15/28 919,483
650,000 FirstEnergy Corp 3 .900 07/15/27 647,407
1,000,000 Georgia Power Co 5 .004 02/23/27 1,012,915
300,000 Georgia Power Co 4 .650 05/16/28 304,696
500,000 Georgia Power Co 4 .000 10/01/28 502,765
300,000 Gulf Power Co 3 .300 05/30/27 298,528
300,000 Hewlett Packard Enterprise Co 4 .050 09/15/27 300,038
300,000 Hewlett Packard Enterprise Co 4 .150 09/15/28 300,264
200,000 Indiana Michigan Power Co 3 .850 05/15/28 199,640
200,000 ITC Holdings Corp 3 .350 11/15/27 197,814

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.5% (continued)
$ 300,000 National Fuel Gas Co 4 .750% 09/01/28 $ 303,255
300,000 National Grid plc 5 .602 06/12/28 309,743
200,000 NextEra Energy Capital Holdings Inc 4 .800 12/01/77 196,581
800,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 795,231
500,000 NextEra Energy Capital Holdings, Inc 4 .685 09/01/27 505,941
800,000 NextEra Energy Capital Holdings, Inc 4 .850 02/04/28 814,655
750,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 763,853
1,150,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 1,095,855
400,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 391,070
400,000 NiSource, Inc 3 .490 05/15/27 397,407
400,000 NiSource, Inc 5 .250 03/30/28 410,089
750,000 Nutrien Ltd 4 .500 03/12/27 754,284
500,000 (b) Oncor Electric Delivery Co LLC 4 .500 03/20/27 504,118
550,000 Pacific Gas & Electric Co 3 .300 12/01/27 541,386
600,000 Pacific Gas and Electric Co 2 .100 08/01/27 581,671
1,000,000 Pacific Gas and Electric Co 5 .000 06/04/28 1,017,143
500,000 Pinnacle West Capital Corp 4 .900 05/15/28 508,978
750,000 Public Service Co of New Hampshire 4 .400 07/01/28 757,000
350,000 Public Service Electric and Gas Co 3 .700 05/01/28 348,595
300,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 309,343
300,000 Public Service Enterprise Group, Inc 5 .875 10/15/28 313,231
250,000 San Diego Gas & Electric Co 4 .950 08/15/28 256,214
250,000 Sempra 3 .250 06/15/27 246,908
100,000 Sempra 3 .400 02/01/28 98,477
350,000 Sempra 4 .125 04/01/52 342,887
175,000 Southern California Edison Co 4 .875 02/01/27 176,124
300,000 Southern California Edison Co 5 .300 03/01/28 306,318
1,000,000 Southern California Edison Co 5 .650 10/01/28 1,034,865
300,000 Southern California Gas Co 2 .950 04/15/27 296,746
500,000 Southern Co 5 .113 08/01/27 507,994
1,000,000 Southern Co Gas Capital Corp 4 .050 09/15/28 1,000,316
350,000 Southwest Gas Corp 5 .450 03/23/28 358,824
1,000,000 System Energy Resources, Inc 6 .000 04/15/28 1,037,679
500,000 Virginia Electric and Power Co 3 .750 05/15/27 499,030
300,000 Virginia Electric and Power Co 3 .800 04/01/28 298,886
500,000 WEC Energy Group, Inc 4 .750 01/15/28 507,423
1,000,000 Wisconsin Electric Power Co 3 .950 03/01/29 999,976
100,000 Wisconsin Power and Light Co 3 .050 10/15/27 98,371
400,000 Xcel Energy, Inc 1 .750 03/15/27 389,224
500,000 Xcel Energy, Inc 4 .750 03/21/28 506,481
500,000 Zions Bancorp NA 4 .704 08/18/28 499,999
TOTAL UTILITIES 38,150,103
TOTAL CORPORATE BONDS
(Cost $599,585,448) 605,773,280
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 74.9%
AGENCY SECURITIES - 1.0%
2,000,000 Federal Farm Credit Banks Funding Corp 4 .375 02/23/26 2,001,640
750,000 Federal Farm Credit Banks Funding Corp 4 .375 06/23/26 752,697
2,000,000 Federal Farm Credit Banks Funding Corp 4 .625 07/10/26 2,010,422
3,500,000 Federal Farm Credit Banks Funding Corp 4 .500 03/26/27 3,541,250
500,000 Federal Home Loan Banks 3 .625 09/04/26 500,060
4,500,000 Federal Home Loan Banks 4 .625 11/17/26 4,538,436
4,500,000 (a) Federal Home Loan Banks 4 .125 01/15/27 4,528,810
500,000 Federal Home Loan Banks 4 .000 03/10/27 502,886
3,000,000 Federal Home Loan Banks 4 .750 04/09/27 3,050,488
1,500,000 Federal Home Loan Banks 3 .875 06/04/27 1,507,388
1,000,000 Federal Home Loan Banks 3 .500 09/09/27 1,001,772
750,000 Federal Home Loan Banks 3 .500 10/04/27 750,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AGENCY SECURITIES (continued)
$ 750,000 Tennessee Valley Authority 3 .875% 03/15/28 $ 755,301
TOTAL AGENCY SECURITIES 25,441,375
FOREIGN GOVERNMENT BONDS - 3.2%
265,000 African Development Bank 0 .875 03/23/26 263,274
875,000 African Development Bank 4 .625 01/04/27 883,204
2,000,000 African Development Bank 4 .125 02/25/27 2,010,486
1,500,000 Asian Development Bank 2 .000 04/24/26 1,491,751
1,000,000 Asian Development Bank 4 .125 01/12/27 1,004,730
2,500,000 Asian Development Bank 1 .500 01/20/27 2,445,004
3,500,000 Asian Development Bank 4 .500 08/25/28 3,580,819
1,000,000 Asian Infrastructure Investment Bank 4 .875 09/14/26 1,008,030
500,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 501,366
750,000 Asian Infrastructure Investment Bank 4 .000 01/18/28 755,768
1,500,000 Canada Government International Bond 3 .750 04/26/28 1,506,501
310,000 Chile Government International Bond 3 .125 01/21/26 308,636
1,000,000 Chile Government International Bond 2 .750 01/31/27 984,060
300,000 Chile Government International Bond 3 .240 02/06/28 294,405
500,000 Corp Andina de Fomento 4 .750 04/01/26 501,005
350,000 Corp Andina de Fomento 6 .000 04/26/27 359,526
750,000 Council Of Europe Development Bank 3 .750 05/25/26 749,875
750,000 Council Of Europe Development Bank 4 .625 06/11/27 760,460
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 753,180
2,500,000 European Investment Bank 1 .375 03/15/27 2,435,168
2,150,000 European Investment Bank 4 .375 03/19/27 2,169,453
2,000,000 European Investment Bank 3 .250 11/15/27 1,990,031
2,500,000 European Investment Bank 4 .500 10/16/28 2,560,202
500,000 Export Development Canada 4 .375 06/29/26 501,478
1,250,000 Export Development Canada 3 .750 09/07/27 1,253,502
2,000,000 Export Development Canada 3 .875 02/14/28 2,011,457
750,000 Export-Import Bank of Korea 4 .875 01/11/26 750,114
1,000,000 Export-Import Bank of Korea 4 .625 01/11/27 1,008,660
1,000,000 Export-Import Bank of Korea 4 .000 09/11/27 1,003,500
750,000 Export-Import Bank of Korea 4 .125 10/17/27 754,721
1,000,000 Export-Import Bank of Korea 4 .625 01/14/28 1,017,387
1,000,000 Indonesia Government International Bond 4 .550 01/11/28 1,009,508
500,000 Indonesia Government International Bond 4 .100 04/24/28 501,485
3,000,000 Inter-American Development Bank 4 .500 05/15/26 3,007,628
2,000,000 Inter-American Development Bank 1 .500 01/13/27 1,956,739
500,000 Inter-American Development Bank 4 .375 02/01/27 503,786
500,000 Inter-American Development Bank 2 .375 07/07/27 491,253
3,000,000 Inter-American Development Bank 1 .125 07/20/28 2,821,245
1,500,000 International Bank for Reconstruction & Development 4 .750 04/10/26 1,503,746
3,000,000 International Bank for Reconstruction & Development 1 .875 10/27/26 2,956,160
1,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 949,176
1,500,000 International Finance Corp 2 .126 04/07/26 1,493,346
715,000 International Finance Corp 4 .375 01/15/27 720,069
500,000 Israel Government International Bond 3 .250 01/17/28 491,091
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 500,530
2,000,000 Japan Bank for International Cooperation 2 .250 11/04/26 1,975,030
575,000 Japan Bank for International Cooperation 4 .625 07/22/27 582,801
750,000 Japan Bank for International Cooperation 2 .750 11/16/27 737,171
645,000 Japan Bank for International Cooperation 3 .875 07/03/28 646,872
1,000,000 Japan International Cooperation Agency 4 .000 05/23/28 1,004,482
1,000,000 Korea Development Bank 5 .375 10/23/26 1,011,623
500,000 Korea Development Bank 4 .625 02/15/27 504,646
750,000 Korea Development Bank 4 .125 10/16/27 754,351
500,000 Korea Development Bank 4 .625 02/03/28 508,755
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 989,037
500,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 490,401
1,000,000 Mexico Government International Bond 4 .150 03/28/27 998,500
200,000 Mexico Government International Bond 3 .750 01/11/28 198,000
500,000 Mexico Government International Bond 5 .400 02/09/28 510,750

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 460,000 Panama Government International Bond 7 .125% 01/29/26 $ 460,414
400,000 Panama Government International Bond 3 .875 03/17/28 392,520
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,019,263
500,000 Philippine Government International Bond 3 .229 03/29/27 495,140
200,000 Philippine Government International Bond 3 .000 02/01/28 195,890
500,000 Philippine Government International Bond 4 .625 07/17/28 506,399
1,250,000 Province of British Columbia Canada 0 .900 07/20/26 1,230,106
1,500,000 Province of British Columbia Canada 4 .700 01/24/28 1,530,831
500,000 Province of British Columbia Canada 4 .800 11/15/28 514,842
500,000 Province of Ontario Canada 2 .300 06/15/26 496,462
1,500,000 Province of Ontario Canada 3 .100 05/19/27 1,488,060
1,750,000 Province of Quebec Canada 3 .625 04/13/28 1,747,643
400,000 Province of Saskatchewan Canada 3 .250 06/08/27 397,177
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 498,319
400,000 Republic of Poland Government International Bond 3 .250 04/06/26 399,257
800,000 Republic of Poland Government International Bond 5 .500 11/16/27 823,235
200,000 Svensk Exportkredit AB 4 .875 09/14/26 201,523
1,000,000 Svensk Exportkredit AB 3 .750 09/13/27 1,002,010
500,000 Svensk Exportkredit AB 3 .750 05/08/28 501,225
333,333 Uruguay Government International Bond 4 .375 10/27/27 334,533
TOTAL FOREIGN GOVERNMENT BONDS 81,670,783
MUNICIPAL BONDS - 0.0%
460,000 San Francisco City & County Public Utilities Commission Wastewater Revenue 4 .655 10/01/27 467,171
TOTAL MUNICIPAL BONDS 467,171
U.S. TREASURY SECURITIES - 70.7%
32,000,000 United States Treasury Note 4 .125 01/31/27 32,198,750
11,950,000 United States Treasury Note 4 .125 02/28/27 12,030,289
11,950,000 United States Treasury Note 3 .750 04/30/27 11,987,344
48,000,000 United States Treasury Note 3 .875 05/31/27 48,245,625
4,500,000 United States Treasury Note 3 .750 06/30/27 4,517,402
3,200,000 United States Treasury Note 3 .875 07/31/27 3,218,625
8,250,000 United States Treasury Note 3 .625 08/31/27 8,268,369
64,000,000 United States Treasury Note 3 .875 10/15/27 64,427,500
102,000,000 United States Treasury Note 4 .125 11/15/27 103,163,438
57,250,000 United States Treasury Note 4 .000 12/15/27 57,804,609
84,500,000 United States Treasury Note 4 .250 01/15/28 85,744,394
75,500,000 United States Treasury Note 4 .250 02/15/28 76,653,145
71,650,000 United States Treasury Note 3 .875 03/15/28 72,226,559
62,000,000 United States Treasury Note 3 .750 04/15/28 62,322,109
60,500,000 United States Treasury Note 3 .750 05/15/28 60,828,496
104,000,000 United States Treasury Note 3 .875 06/15/28 104,893,750
59,000,000 United States Treasury Note 3 .875 07/15/28 59,497,813
81,500,000 United States Treasury Note 3 .625 08/15/28 81,706,933
87,200,000 United States Treasury Note 3 .375 09/15/28 86,842,344
67,500,000 United States Treasury Note 3 .500 10/15/28 67,431,446
76,750,000 United States Treasury Note 3 .500 11/15/28 76,666,055
78,000,000 United States Treasury Note 3 .500 12/15/28 77,908,593
7,800,000 United States Treasury Note/Bond 4 .000 01/15/27 7,837,404
60,500,000 United States Treasury Note/Bond 4 .125 02/15/27 60,897,031
54,700,000 United States Treasury Note/Bond 4 .250 03/15/27 55,163,668
41,000,000 United States Treasury Note/Bond 4 .500 04/15/27 41,504,492
90,750,000 United States Treasury Note/Bond 4 .500 05/15/27 91,955,273
58,250,000 United States Treasury Note/Bond 4 .625 06/15/27 59,180,635
68,500,000 United States Treasury Note/Bond 4 .375 07/15/27 69,409,766
78,500,000 United States Treasury Note/Bond 3 .750 08/15/27 78,825,039
61,000,000 United States Treasury Note/Bond 3 .375 09/15/27 60,888,008
TOTAL U.S. TREASURY SECURITIES 1,784,244,904
TOTAL GOVERNMENT BONDS
(Cost $1,877,715,284) 1,891,824,233

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.0%
ASSET BACKED - 0.0%
$ 237,043 American Airlines Pass Through Trust, Series 2015 1 3 .375% 05/01/27 $ 233,978
171,580 American Airlines Pass Through Trust, Series 2016 1 3 .575 01/15/28 169,760
221,038 United Airlines Pass Through Trust, Series 2020 A 5 .875 10/15/27 226,642
TOTAL ASSET BACKED 630,380
TOTAL STRUCTURED ASSETS
(Cost $618,869) 630,380
TOTAL LONG-TERM INVESTMENTS
(Cost $2,477,919,601) 2,498,227,893
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,651,856 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (e) 1,651,856
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,651,856) 1,651,856
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
1,685,000 (f) Fixed Income Clearing Corporation 3 .810 01/02/26 1,685,000
TOTAL REPURCHASE AGREEMENT 1,685,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,685,000) 1,685,000
TOTAL INVESTMENTS - 99.0%
(Cost $2,481,256,457) 2,501,564,749
OTHER ASSETS & LIABILITIES, NET - 1.0% 24,108,552
NET ASSETS - 100.0% $ 2,525,673,301
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,612,255.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $5,971,372 or 0.2% of Total Investments.
(c) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.0% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $1,685,357 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $1,718,765.

Short Term Bond Index

Portfolio of Investments December 31, 2025
(continued)
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Short Term Bond Index
Long-Term Investments
:
Corporate bonds $— $605,773,280 $— $605,773,280
Government bonds — 1,891,824,233 — 1,891,824,233
Structured assets — 630,380 — 630,380
Investments purchased with collateral from securities lending 1,651,856 — — 1,651,856
Short-Term Investments
:
Repurchase agreement — 1,685,000 — 1,685,000
Total $1,651,856 $2,499,912,893 $— $2,501,564,749
1 1 1 1 1